UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/20

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/ investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index, advanced strongly during the six months under review. Despite the onset of a significant global recession following the stringent social distancing measures imposed to slow the spread of the novel coronavirus (COVID-19), equities in all major regions of the world posted sizable gains. A gradual easing of restrictions and massive government stimulus drove a resumption of economic activity, leading stocks higher throughout most of the period. Optimism about the development of treatments and vaccines for COVID-19 further supported the recovery in equity prices. However, geopolitical tensions, rising infection rates and the possibility of renewed restrictions pressured global markets in September.

In the U.S., pandemic-related restrictions caused stiff economic headwinds that included mass layoffs that drove the unemployment rate to 14.7% in April 2020.1 The longest U.S. economic expansion in history ended in February (prior to the beginning of the period), according to the National Bureau of Economic Research, and the country slipped into a deep recession. The federal government’s stimulus measures, along with declining jobless claims and unemployment rate, rising retail sales, and optimism about treatments and potential vaccines for COVID-19, drove a sharp equity rally through much of the reporting period. Despite a record decline in second-quarter gross domestic product (GDP), resilient consumer spending and optimism about an economic rebound supported stock prices throughout much of the summer, particularly in the consumer staples, health care and information technology sectors. Economic growth resumed in the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its pre-pandemic level. However, concerns about high infection rates and the unlikely passage of additional stimulus ahead of the U.S. presidential election hindered equities in September.

The U.S. Federal Reserve (Fed) continued its significant efforts to support the U.S. economy by maintaining the federal funds target rate range at 0.00%–0.25% and expanding quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with unlimited amounts of bond purchasing. The Fed also announced a shift in inflation policy that could potentially retain ultra-low interest rates, even amid declining unemployment and rising inflation.

In the eurozone, the pandemic’s economic disruption resulted in a recession, with second-quarter 2020 GDP growth contracting at a record rate compared to the prior quarter. However, the economy grew at a record rate in the third quarter amid the reopening of many businesses, relaxation of some social distancing restrictions and continued stimulus measures. In this environment, European developed market equities, as measured by the MSCI Europe Index, advanced throughout most of the reporting period. Although stock prices declined in September as rising infection rates heightened concerns that the nascent economic revival could stall, European developed market equities, as measured by the MSCI Europe Index, ended the period with strong gains.

Asian developed and emerging market equities also advanced, as measured by the MSCI All Country Asia Index. China’s second- and third-quarter economic recovery, a key driver of the region’s economic activity, supported the stock rebound. Government stimulus measures, economic reopenings and ongoing development of COVID-19 vaccines also buoyed investor sentiment. However, renewed tensions between China and the U.S., heightened regional conflicts and concerns about the economic impact of a resurgence of infections pressured Asian stocks near period-end.

Emerging market stocks, as measured by the MSCI Emerging Markets Index, also posted significant gains. Improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets equities higher, despite investor concerns in September 2020 about surging COVID-19 cases in some emerging market countries.

The foregoing information reflects our analysis and opinions as of September 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +17.94% based on market price and +16.55% based on net asset value (NAV). In comparison, the LibertyQ EM Index-NR posted a +17.04% total return for the same period, while the MSCI EM Index-NR posted a +29.37% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

9/30/20

% of Total Net Assets
Asia	68.1%
Europe	12.2%
Middle East & Africa	11.3%
Latin America & Caribbean	8.2%
Short-Term Investments & Other Net Assets	0.2%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	12.9%
Oil, Gas & Consumable Fuels	10.7%
Metals & Mining	7.4%
Wireless Telecommunication Services	5.7%
IT Services	4.8%
Diversified Telecommunication Services	4.5%
Food Products	4.1%
Semiconductors & Semiconductor Equipment	3.4%
Beverages	3.2%
Chemicals	3.2%

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Infosys Ltd. IT Services, India	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.4%
HCL Technologies Ltd. IT Services, India	1.4%
Tata Consultancy Services Ltd. IT Services, India	1.2%
Kweichow Moutai Co. Ltd., A Beverages, China	1.2%
KB Financial Group Inc. Banks, South Korea	1.2%
Longfor Group Holdings Ltd., 144A, Reg S Real Estate Management & Development, China	1.2%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	1.1%
Al-Rajhi Bank Banks, Saudi Arabia	1.1%
NetEase Inc., ADR Entertainment, China	1.1%

Top 10 Countries

9/30/20

% of Total Net Assets
China	27.1%
India	13.3%
Taiwan	11.3%
Russia	10.2%
South Korea	8.7%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	3.2%
Indonesia	2.6%
Mexico	2.4%

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month[5]	+16.55%	+17.94%	+16.55%	+17.94%
1-Year	-6.09%	-5.70%	-6.09%	-5.70%
3-Year	-8.28%	-8.36%	-2.84%	-2.87%
Since Inception (6/1/16)	+14.74%	+15.01%	+3.22%	+3.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.043025

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/20 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,169.10	$2.45	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +21.68% based on market price and +21.58% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index-NR posted a +21.54% total return for the same period, while the MSCI ACWI ex REITs Index-NR posted a +29.22% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

9/30/20

% of Total Net Assets
North America	48.3%
Europe	21.7%
Asia	15.1%
Australia & New Zealand	9.0%
Middle East & Africa	4.0%
Latin America & Caribbean	1.4%
Short-Term Investments & Other Net Assets	0.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	16.6%
Semiconductors & Semiconductor Equipment	8.8%
Pharmaceuticals	8.7%
Insurance	7.2%
Hotels, Restaurants & Leisure	5.3%
Personal Products	4.3%
Household Products	4.1%
IT Services	3.8%
Tobacco	3.7%
Machinery	3.7%

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
United Parcel Service Inc., B Air Freight & Logistics, United States	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.7%
QUALCOMM Inc. Semiconductors & Semiconductor Equipment, United States	2.6%
NTT DOCOMO Inc. Wireless Telecommunication Services, Japan	2.3%
Target Corp. Multiline Retail, United States	2.2%
Unilever NV Personal Products, United Kingdom	2.2%
The Procter & Gamble Co. Household Products, United States	2.2%
Unilever PLC Personal Products, United Kingdom	2.1%
McDonald’s Corp. Hotels, Restaurants & Leisure, United States	2.1%
Westpac Banking Corp. Banks, Australia	2.1%

Top 10 Countries

9/30/20

% of Total Net Assets
United States	42.0%
Australia	8.6%
United Kingdom	8.5%
Japan	7.0%
Switzerland	6.2%
Canada	6.2%
Taiwan	3.4%
Finland	2.6%
Germany	2.6%
Qatar	2.1%

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+21.58%	+21.68%	+21.58%	+21.68%
1-Year	-1.14%	-0.99%	-1.14%	-0.99%
3-Year	+9.50%	+9.17%	+3.07%	+2.97%
Since Inception (6/1/16)	+26.54%	+26.68%	+5.58%	+5.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.560164

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s quality factor stock selection process and dividend screens of the Underlying Index will enhance performance. Exposure to investment factors and the use of dividend screens may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

franklintempleton.com	Semiannual Report	11

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,215.80	$2.50	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +25.07% based on market price and +24.11% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index-NR posted a +23.99% total return for the same period, while the MSCI ACWI-NR posted a +28.91% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

9/30/20

% of Total Net Assets
North America	58.8%
Europe	17.0%
Asia	16.6%
Australia & New Zealand	5.1%
Middle East & Africa	1.1%
Latin America & Caribbean	1.0%
Short-Term Investments & Other Net Assets	0.4%

*Figures are stated as percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 39.

franklintempleton.com	Semiannual Report	13

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	8.6%
Semiconductors & Semiconductor Equipment	7.9%
Biotechnology	5.0%
Metals & Mining	4.8%
Software	4.6%
IT Services	4.5%
Diversified Telecommunication Services	3.6%
Tobacco	3.0%
Technology Hardware, Storage & Peripherals	3.0%
Specialty Retail	2.9%

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.4%
NVIDIA Corp. Semiconductors & Semiconductor Equipment, United States	1.4%
Apple Inc. Technology Hardware, Storage & Peripherals, United States	1.3%
iShares MSCI India ETF Diversified Financial Services, India	1.2%
NIKE Inc., B Textiles, Apparel & Luxury Goods, United States	1.2%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.1%
The Procter & Gamble Co. Household Products, United States	1.1%
Lowe’s Cos. Inc. Specialty Retail, United States	1.1%
Accenture PLC, A IT Services, United States	1.1%
United Parcel Service Inc. Health Care Technology, United Kingdom	1.1%

Top 10 Countries

9/30/20

% of Total Net Assets
United States	56.2%
United Kingdom	6.3%
Japan	5.7%
Australia	4.9%
China	3.7%
Switzerland	3.3%
Canada	2.6%
Taiwan	2.3%
South Korea	1.8%
India	1.6%

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+24.11%	+25.07%	+24.11%	+25.07%
1-Year	+7.08%	+7.35%	+7.08%	+7.35%
3-Year	+22.71%	+22.78%	+7.06%	+7.08%
Since Inception (6/1/16)	+46.63%	+47.24%	+9.24%	+9.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	15

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.426346

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,241.10	$1.97	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	17

Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East (EAFE) that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +11.48% based on market price and +10.46% based on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index-NR posted a +10.71% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index-NR posted a +14.41% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

9/30/20

% of Total Net Assets
Europe	55.5%
Asia	27.9%
Australia & New Zealand	16.0%
Middle East & Africa	0.7%
Short-Term Investments & Other Net Assets	-0.1%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 54.

18	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	11.9%
Metals & Mining	9.7%
Personal Products	5.6%
Electric Utilities	4.4%
Diversified Telecommunication Services	4.1%
Wireless Telecommunication Services	4.0%
Automobiles	3.9%
Health Care Equipment & Supplies	3.6%
Food & Staples Retailing	3.4%
Tobacco	3.4%

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Unilever NV Personal Products, United Kingdom	2.3%
Unilever PLC Personal Products, United Kingdom	2.2%
Rio Tinto PLC Metals & Mining, Australia	2.1%
Toyota Motor Corp. Automobiles, Japan	2.1%
BHP Group Ltd. Metals & Mining, Australia	2.0%
Nestle SA Food Products, Switzerland	2.0%
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.0%
Sanofi Pharmaceuticals, France	1.9%
CSL Ltd. Biotechnology, Australia	1.9%
NTT DOCOMO Inc. Wireless Telecommunication Services, Japan	1.9%

Top 10 Countries

9/30/20

% of Total Net Assets
Japan	25.2%
United Kingdom	24.4%
Australia	15.2%
Switzerland	8.4%
Spain	4.6%
Denmark	3.7%
France	3.6%
Italy	3.2%
Sweden	2.5%
Finland	1.8%

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	19

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+10.46%	+11.48%	+10.46%	+11.48%
1-Year	-3.31%	-3.32%	-3.31%	-3.32%
3-Year	+8.98%	+9.60%	+2.91%	+3.10%
Since Inception (6/1/16)	+23.65%	+24.45%	+5.02%	+5.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

20	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.910024

Total Annual Operating Expenses5

0.40%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

franklintempleton.com	Semiannual Report	21

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,104.60	$2.11	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.20		$29.70	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	0.53		1.24	1.14	0.83		0.47

Net realized and unrealized gains (losses)	3.22		(6.96)	(3.76)	4.15		3.25

Total from investment operations	3.75		(5.72)	(2.62)	4.98		3.72

Less distributions from net investment income	(0.04)		(1.78)	(1.09)	(0.86)		(0.09)

Net asset value, end of period	$25.91		$22.20	$29.70	$33.41		$29.29

Total return[d]	16.91%		(20.55)%	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%		0.49%	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.45%		0.49%	0.55%	0.54%	[f]	0.55%

Net investment income	4.20%		4.26%	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of period (000’s)	$20,731		$57,711	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	23.72%	[h]	44.11% [h]	52.42%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	19.42%	41.78%	—%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 97.2%
	Brazil 3.1%
	Ambev SA	Beverages	81,200	$180,654
	BB Seguridade Participacoes SA	Insurance	26,000	111,953
	Cielo SA	IT Services	30,000	20,917
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	6,000	42,953
	Porto Seguro SA	Insurance	2,000	17,121
	TIM Participacoes SA	Wireless Telecommunication Services	19,200	44,488
	Vale SA	Metals & Mining	21,280	223,165

				641,251

	Chile 0.9%
	Aguas Andinas SA, A	Water Utilities	65,736	18,357
	Colbun SA	Independent Power and Renewable Electricity Producers	165,164	26,604
	Compania Cervecerias Unidas SA	Beverages	3,368	21,676
	Enel Americas SA	Electric Utilities	611,332	79,150
	Enel Chile SA	Electric Utilities	704,764	49,291

				195,078

	China 27.1%
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	5,500	27,819
	Agricultural Bank of China Ltd., A	Banks	50,000	23,356
	Agricultural Bank of China Ltd., H	Banks	420,000	131,148
a	AK Medical Holdings Ltd., Reg S	Health Care Equipment & Supplies	4,800	12,251
	Anhui Conch Cement Co. Ltd., A	Construction Materials	4,000	32,572
	Anhui Conch Cement Co. Ltd., H	Construction Materials	21,230	146,008
	Anhui Kouzi Distillery Co. Ltd., A	Beverages	400	2,990
	Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	2,810
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	7,765
	Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	300	7,131
	BAIC Motor Corp. Ltd., H	Automobiles	22,000	8,942
	Bank of Beijing Co. Ltd., A	Banks	24,300	16,758
	Bank of China Ltd., A	Banks	12,000	5,658
	Bank of China Ltd., H	Banks	504,000	156,077
	Bank of Communications Co. Ltd., A	Banks	48,200	32,246
	Bank of Communications Co. Ltd., H	Banks	223,400	107,232
	Bank of Hangzhou Co. Ltd.	Banks	5,700	9,894
	Bank of Nanjing Co. Ltd., A	Banks	10,400	12,091
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	22,800	16,765
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	2,000	1,972
	Beijing Kunlun Tech Co. Ltd.	Entertainment	800	3,071
	Brilliance China Automotive Holdings Ltd.	Automobiles	46,000	43,151
	China Cinda Asset Management Co. Ltd., H	Capital Markets	208,000	38,916
	China CITIC Bank Corp. Ltd., A	Banks	6,800	5,060
	China CITIC Bank Corp. Ltd., H	Banks	260,000	100,310
	China Conch Venture Holdings Ltd.	Construction & Engineering	39,200	181,585
	China Construction Bank Corp., H	Banks	240,000	155,458
	China Everbright Bank Co. Ltd., A	Banks	43,900	23,612
	China Everbright Bank Co. Ltd., H	Banks	84,000	26,446
a,b	China Feihe Ltd., 144A, Reg S	Food Products	11,000	25,520
	China Hongqiao Group Ltd.	Metals & Mining	24,000	14,957
	China Lesso Group Holdings Ltd.	Building Products	22,000	39,515
	China Medical System Holdings Ltd.	Pharmaceuticals	36,000	39,623
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	18,000	18,302
	China Minsheng Banking Corp. Ltd., A	Banks	42,800	33,426
	China Minsheng Banking Corp. Ltd., H	Banks	170,000	89,058
	China Mobile Ltd.	Wireless Telecommunication Services	26,190	167,109
	China National Building Material Co. Ltd., H	Construction Materials	48,000	60,573

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Overseas Property Holdings Ltd.	Real Estate Management & Development	17,000	$13,863
	China Pacific Insurance Group Co. Ltd., A	Insurance	4,400	20,236
	China Pacific Insurance Group Co. Ltd., H	Insurance	32,800	92,686
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	20,400	11,754
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	376,000	150,885
	China Reinsurance Group Corp., H	Insurance	72,000	6,596
	China Resources Cement Holdings Ltd.	Construction Materials	61,000	83,275
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	6,800	16,503
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	99,120	177,777
	China South Publishing & Media Group Co. Ltd., A	Media	2,000	3,201
	China Taiping Insurance Holdings Co. Ltd.	Insurance	20,000	30,400
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	256,000	76,635
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	24,400	68,782
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	1,600	2,751
	Chongqing Brewery Co. Ltd., A	Beverages	400	6,082
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	60,000	22,065
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	160,000	153,806
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	31,400	201,973
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	450	2,322
	Dali Foods Group Co. Ltd.	Food Products	57,500	35,094
	Daqin Railway Co. Ltd., A	Road & Rail	21,200	19,900
	Dongfeng Motor Group Co. Ltd., H	Automobiles	74,000	45,928
	East Money Information Co. Ltd.	Capital Markets	5,600	19,796
	Far East Horizon Ltd.	Diversified Financial Services	24,000	19,448
	Focus Media Information Technology Co. Ltd.	Media	16,800	19,978
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	3,800	90,768
	Fujian Sunner Development Co. Ltd.	Food Products	2,000	6,448
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	2,400	11,455
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	9,179
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	3,200	25,133
c,d	GSX Techedu Inc., ADR	Diversified Consumer Services	980	88,308
	Guangdong Haid Group Co. Ltd.	Food Products	1,200	10,845
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	71,000	59,090
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	11,483
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	300	3,671
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,200	5,780
	Hefei Meiya Optoelectronic Technology Inc., A	Machinery	800	5,653
	Heilongjiang Agriculture Co. Ltd., A	Food Products	2,000	5,452
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,900	30,418
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	400	9,423
	Hualan Biological Engineering Inc.	Biotechnology	2,100	17,635
	Huaxin Cement Co. Ltd., A	Construction Materials	2,000	7,406
	Huayu Automotive Systems Co. Ltd.	Auto Components	3,600	13,209
	Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	3,917
	Hunan Valin Steel Co. Ltd.	Metals & Mining	5,200	3,862

franklintempleton.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Industrial and Commercial Bank of China Ltd.	Banks	9,200	$6,670
	Industrial and Commercial Bank of China Ltd., H	Banks	288,000	149,388
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	9,600	10,214
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	5,200	29,501
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	870	9,109
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	29,000	29,187
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,100	20,260
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	200	2,585
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,000	3,089
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	2,000	5,358
	Juewei Food Co. Ltd., A	Food Products	400	4,834
	Kweichow Moutai Co. Ltd., A	Beverages	1,000	245,863
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	36,000	26,013
	Lomon Billions Group Co. Ltd.	Chemicals	2,000	6,864
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	42,220	236,977
	Luenmei Quantum Co. Ltd., A	Water Utilities	1,200	2,283
	Luzhou Laojiao Co. Ltd., A	Beverages	1,700	35,960
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	7,700	3,030
	Muyuan Foods Co. Ltd.	Food Products	2,800	30,532
	NanJi E-Commerce Co. Ltd.	Media	2,000	5,087
	NetEase Inc., ADR	Entertainment	492	223,698
	New Hope Liuhe Co. Ltd.	Food Products	3,200	13,062
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	37,000	46,405
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	1,200	5,770
	Ovctek China Inc., A	Health Care Equipment & Supplies	850	7,793
	Perfect World Co. Ltd.	Entertainment	1,200	5,888
	Postal Savings Bank of China Co. Ltd., H	Banks	124,000	52,000
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	4,800	5,397
	SAIC Motor Corp Ltd.	Automobiles	8,000	22,551
	Sansteel Minguang Co. Ltd.	Metals & Mining	4,000	3,861
	Sany Heavy Industry Co. Ltd., A	Machinery	8,500	31,175
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,000	10,303
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	11,300	13,970
	Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,200	4,403
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,000	7,220
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	2,000	4,155
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	4,000	5,316
	Shanghai Industrial Urban Development Group Ltd.	Real Estate Management & Development	800	76
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	1,200	12,162
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	800	8,006
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	3,236
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	3,050	1,955
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,600	5,498
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	12,000	10,421
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	13,907
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	973	49,895
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,200	6,097
	Sichuan Chuantou Energy Co Ltd.	Independent Power and Renewable Electricity Producers	4,400	6,360

26	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sichuan Swellfun Co. Ltd., A	Beverages	400	$3,802
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	36,000	7,246
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	7,600	3,729
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	104,000	18,921
	Suofeiya Home Collection Co. Ltd.	Household Durables	800	3,107
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,200	2,743
	Toly Bread Co. Ltd., A	Food Products	400	3,512
	Tongkun Group Co. Ltd., A	Chemicals	1,200	2,446
c	Topchoice Medical Investment Corp., A	Health Care Providers & Services	300	9,447
	Wanhua Chemical Group Co. Ltd., A	Chemicals	3,600	36,762
	Weichai Power Co. Ltd., A	Machinery	6,300	14,018
	Weifu High-Technology Group Co. Ltd., A	Auto Components	1,200	4,438
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	4,204
	Wens Foodstuffs Group Co. Ltd.	Food Products	4,800	13,821
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	3,200	18,715
	Wuliangye Yibin Co. Ltd., A	Beverages	3,800	123,749
	Xiamen C & D Inc., A	Trading Companies & Distributors	2,000	2,523
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,000	2,729
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	23,783
	Yealink Network Technology Corp. Ltd.	Communications Equipment	1,000	8,887
	Yihai International Holding Ltd.	Food Products	6,000	93,600
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	128,000	24,939
	Yunda Holding Co. Ltd.	Air Freight & Logistics	2,650	7,314
	Yuzhou Group Holdings Co. Ltd.	Real Estate Management & Development	36,000	14,214
	Zhejiang Juhua Co. Ltd., A	Chemicals	3,200	3,221
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,400	10,535
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,400	2,840
	Zhejiang Supor Co. Ltd.	Household Durables	800	9,313
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,000	4,712
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	6,628
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	4,580	137,034

				5,614,364

	Colombia 0.3%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	110,312	54,235

	Egypt 0.7%
	Commercial International Bank Egypt SAE	Banks	26,272	110,956
	Eastern Co. SAE	Tobacco	34,556	26,421
	ElSewedy Electric Co.	Electrical Equipment	24,172	10,522

				147,899

	Greece 0.2%
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	1,484	17,489
	OPAP SA	Hotels, Restaurants & Leisure	3,304	31,383

				48,872

	Hong Kong 0.3%
	Kingboard Laminates Holdings Ltd.	Chemicals	28,000	38,297
	The Wharf Holdings Ltd.	Real Estate Management & Development	16,000	31,835

				70,132

	India 13.3%
	Asian Paints Ltd.	Chemicals	4,768	128,370
	Bajaj Auto Ltd.	Automobiles	2,064	80,599
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	16,616	79,510
	Bharti Infratel Ltd.	Diversified Telecommunication Services	8,232	19,559
	Britannia Industries Ltd.	Food Products	1,348	69,394

franklintempleton.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Coal India Ltd.	Oil, Gas & Consumable Fuels		42,120	$66,223
	Colgate-Palmolive (India) Ltd.	Personal Products		1,560	30,310
	Dabur India Ltd.	Personal Products		13,056	90,346
	Eicher Motors Ltd.	Automobiles		3,236	96,615
	GAIL India Ltd.	Gas Utilities		34,912	41,073
	HCL Technologies Ltd.	IT Services		27,132	298,459
a,b	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets		1,044	32,119
	Hero Motocorp Ltd.	Automobiles		2,216	94,530
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		18,968	46,443
	Hindustan Unilever Ltd.	Household Products		7,448	208,787
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		47,764	47,842
	Indraprastha Gas Ltd.	Gas Utilities		2,620	13,736
	Infosys Ltd.	IT Services		22,004	300,698
	ITC Ltd.	Tobacco		86,164	200,520
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		880	27,962
	Marico Ltd.	Personal Products		11,896	58,529
	Nestle India Ltd.	Food Products		700	151,031
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels		58,912	55,295
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods		132	38,172
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels		13,112	39,213
	Pidilite Industries Ltd.	Chemicals		2,900	56,375
	REC Ltd.	Diversified Financial Services		13,396	17,993
	Tata Consultancy Services Ltd.	IT Services		7,552	255,108
	Tech Mahindra Ltd.	IT Services		10,996	118,001

					2,762,812

	Indonesia 2.6%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels		377,200	28,772
	Charoen Pokphand Indonesia Tbk PT	Food Products		140,000	53,394
c	Gudang Garam Tbk PT	Tobacco		10,800	29,069
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco		323,600	30,446
	Indofood CBP Sukses Makmur Tbk PT	Food Products		49,600	33,583
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services		879,200	151,260
	Unilever Indonesia Tbk PT	Household Products		242,000	131,734
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels		48,000	73,548

					531,806

	Malaysia 2.1%
	Carlsberg Brewery Malaysia Bhd	Beverages		2,800	13,948
	Digi.com Bhd.	Wireless Telecommunication Services		92,800	89,997
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		41,200	160,616
	Nestle (Malaysia) Bhd.	Food Products		2,100	71,457
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		4,000	19,001
	Petronas Gas Bhd.	Gas Utilities		15,200	60,061
	Westports Holdings Bhd.	Transportation Infrastructure		22,800	21,179

					436,259

	Mexico 2.4%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	64,868	51,393
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		9,236	74,258
	Grupo Mexico SAB de CV, B	Metals & Mining		37,552	95,684
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		41,316	65,692
	Megacable Holdings SAB de CV	Media		6,932	19,980
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		81,312	195,400

					502,407

28	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Pakistan 0.1%
	MCB Bank Ltd.	Banks	10,473	$10,983
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	22,032	13,771

				24,754

	Philippines 0.6%
	Globe Telecom Inc.	Wireless Telecommunication Services	920	39,472
	Manila Electric Co.	Electric Utilities	6,080	33,986
	Metro Pacific Investments Corp.	Diversified Financial Services	172,000	12,382
	PLDT Inc.	Wireless Telecommunication Services	1,060	29,277

				115,117

	Poland 0.2%
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	3,788	44,921

	Qatar 2.0%
	Industries Qatar QSC	Industrial Conglomerates	46,136	124,812
	Masraf Al Rayan QSC	Banks	74,088	84,649
	Mesaieed Petrochemical Holding Co.	Chemicals	90,328	51,577
	Qatar Electricity & Water Co. QSC	Multi-Utilities	13,560	62,902
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	10,812	52,560
	Qatar International Islamic Bank QSC	Banks	12,220	28,159

				404,659

	Russia 9.7%
	Alrosa PJSC	Metals & Mining	93,848	89,215
	Gazprom PJSC	Oil, Gas & Consumable Fuels	72,412	159,519
	Inter RAO UES PJSC	Electric Utilities	1,258,932	91,012
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,668	154,095
	Magnitogorsk Iron & Steel Works	Metals & Mining	74,120	36,873
	MMC Norilsk Nickel PJSC	Metals & Mining	640	155,115
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	15,180	132,521
	Moscow Exchange MICEX	Capital Markets	29,240	55,152
	NLMK PJSC	Metals & Mining	43,188	95,558
a	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	1,304	178,648
a	PhosAgro PJSC, GDR, Reg S	Chemicals	3,928	47,293
	Polymetal International PLC	Metals & Mining	6,076	133,090
	Polyus Gold OJSC	Metals & Mining	964	201,865
	Rosneft PJSC	Oil, Gas & Consumable Fuels	29,076	143,654
	Severstal PAO	Metals & Mining	8,968	114,548
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	168,884	75,366
	Tatneft PAO	Oil, Gas & Consumable Fuels	25,592	152,362

				2,015,886

	Saudi Arabia 3.9%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	592	20,455
	Advanced Petrochemical Co.	Chemicals	2,540	40,021
	Al-Rajhi Bank	Banks	12,884	225,674
c	Bupa Arabia for Cooperative Insurance Co.	Insurance	948	31,036
	Jarir Marketing Co.	Specialty Retail	1,520	75,941
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	1,072	23,607
	Saudi Arabian Fertilizer Co.	Chemicals	4,064	88,736
	Saudi Cement Co.	Construction Materials	1,496	23,173
	Saudi Telecom Co.	Diversified Telecommunication Services	7,352	196,790
	Yanbu National Petrochemical Co.	Chemicals	4,760	74,492

				799,925

	South Africa 3.2%
	AngloGold Ashanti Ltd.	Metals & Mining	6,748	175,213
	Clicks Group Ltd.	Food & Staples Retailing	6,404	85,360
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	8,204	61,225

franklintempleton.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Africa (continued)
	Kumba Iron Ore Ltd.	Metals & Mining	2,524	$75,000
	Mr. Price Group Ltd.	Specialty Retail	8,004	63,346
	Tiger Brands Ltd.	Food Products	3,916	44,787
	Vodacom Group Ltd.	Wireless Telecommunication Services	17,760	131,252
	Woolworths Holdings Ltd.	Multiline Retail	17,176	36,298

				672,481

	South Korea 8.5%
	BGF Retail Co. Ltd.	Food & Staples Retailing	156	16,474
	BNK Financial Group Inc.	Banks	7,268	31,446
	Coway Co. Ltd.	Household Durables	1,424	96,557
	Daelim Industrial Co. Ltd.	Construction & Engineering	580	38,386
	Hana Financial Group Inc.	Banks	8,344	200,484
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,472	28,131
	Industrial Bank of Korea	Banks	7,496	51,341
	KB Financial Group Inc.	Banks	7,460	239,524
	Korea Zinc Co. Ltd.	Metals & Mining	160	51,509
	KT&G Corp.	Tobacco	3,032	213,627
	Kumho Petrochemical Co. Ltd.	Chemicals	368	34,613
	NCSoft Corp.	Entertainment	324	223,295
c	PearlAbyss Corp.	Entertainment	132	22,822
	S-1 Corp.	Commercial Services & Supplies	408	30,526
	Samsung Card Co. Ltd.	Consumer Finance	597	14,395
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	4,096	203,837
	Shinhan Financial Group Co. Ltd.	Banks	7,828	184,740
	Woori Financial Group Inc.	Banks	10,564	77,502

				1,759,209

	Taiwan 11.3%
	Accton Technology Corp.	Communications Equipment	10,260	78,822
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	7,435	74,704
	Asia Cement Corp.	Construction Materials	28,000	40,122
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	8,000	70,023
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	15,280	95,757
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	15,860	46,054
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	51,880	191,670
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	3,800	47,103
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	36,000	75,823
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,076	66,352
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	4,980	66,029
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,500	174,021
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	44,000	70,037
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	8,000	36,738
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	32,210	63,948
	Nien Made Enterprise Co. Ltd.	Household Durables	4,500	53,372
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	15,200	139,341
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	16,000	47,676
	President Chain Store Corp.	Food & Staples Retailing	13,460	122,228
	Ruentex Development Co. Ltd.	Real Estate Management & Development	16,000	21,490
	Standard Foods Corp.	Food Products	10,690	22,442
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	16,000	22,816
	Taiwan Cement Corp.	Construction Materials	92,201	131,798
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	41,400	138,086
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	20,000	299,013
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	24,000	79,635
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	7,200	38,409
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	960	21,645

				2,335,154

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand 1.8%
	Advanced Info Service PCL	Wireless Telecommunication Services	32,800	$177,004
	Bumrungrad Hospital PCL	Health Care Providers & Services	10,400	31,262
	Home Product Center PCL, NVDR	Specialty Retail	95,600	43,444
	Intouch Holdings PCL	Wireless Telecommunication Services	62,000	100,276
	Osotspa PCL, NVDR	Beverages	14,000	15,463

				367,449

	Turkey 1.5%
	Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	8,404	21,075
	BIM Birlesik Magazalar AS	Food & Staples Retailing	12,928	116,793
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	44,636	54,809
	Ford Otomotiv Sanayi AS	Automobiles	2,320	26,349
	Haci Omer Sabanci Holding AS	Diversified Financial Services	12,624	13,633
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	28,252	55,740
c	Turkiye Is Bankasi AS, C	Banks	38,608	26,811

				315,210

	United Arab Emirates 1.4%
	Aldar Properties PJSC	Real Estate Management & Development	88,512	48,435
	Dubai Islamic Bank PJSC	Banks	42,400	49,867
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	44,624	202,397

				300,699

	Total Common Stocks (Cost $20,397,052)			20,160,579

	Preferred Stocks 2.2%
	Brazil 1.5%
e	Itausa SA, 3.443%, pfd.	Banks	128,000	199,842
e	Telefonica Brasil SA, 7.759%, pfd.	Diversified Telecommunication Services	12,809	98,673

				298,515

	Russia 0.5%
e	Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	200,072	101,298

	South Korea 0.2%
e	LG Household & Health Care Ltd., 1.561%, pfd.	Personal Products	28	16,951
e	Samsung Electronics Co. Ltd., 2.105%, pfd.	Technology Hardware, Storage & Peripherals	752	32,472

				49,423

	Total Preferred Stocks (Cost $553,090)			449,236

	Total Investments before Short Term Investments (Cost $20,950,142)			20,609,815

	Short Term Investments (Cost $67,200) 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds 0.3%
f,g	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	Money Market Funds	67,200	67,200

	Total Investments (Cost $21,017,342) 99.7%			20,677,015
	Other Assets, less Liabilities 0.3%			54,343

	Net Assets 100.0%			$20,731,358

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $532,808, representing 2.6% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $294,616, representing 1.4% of net assets.

cNon-income producing.

dA portion or all of the security is on loan at September 30, 2020.

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	1	$54,425	12/18/20	$(497)

*As of period end.

See Abbreviations on Page 77.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.32		$28.20	$28.22	$27.31		$25.43

Income from investment operations[b]:

Net investment income[c]	0.47		1.04	0.95	0.86		0.67

Net realized and unrealized gains (losses)	4.56		(4.90)	(0.02)	1.03		1.79

Total from investment operations	5.03		(3.86)	0.93	1.89		2.46

Less distributions from net investment income	(0.56)		(1.02)	(0.95)	(0.98)		(0.58)

Net asset value, end of period	$27.79		$23.32	$28.20	$28.22		$27.31

Total return[d]	21.58%		(14.34)%	3.51%	6.91%		9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%		0.45%	0.45%	0.75%	[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%		0.45%	0.45%	0.45%	[f]	0.45%

Net investment income	3.56%		3.60%	3.43%	3.05%		3.11%

Supplemental data

Net assets, end of period (000’s)	$22,230		$18,653	$16,920	$16,933		$27,306

Portfolio turnover rate[g]	20.98%	[h]	19.79% [h]	25.75%	43.32%		13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	20.98%	17.48%	—%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ Global Dividend ETF

		Industry	Shares	Value
	Common Stocks 98.2%
	Australia 8.6%
	Australian Stock Exchange Ltd.	Capital Markets	2,708	$157,256
	Commonwealth Bank of Australia	Banks	9,944	453,371
	Macquarie Group Ltd.	Capital Markets	4,924	421,996
	National Australia Bank Ltd.	Banks	31,540	401,262
	Westpac Banking Corp.	Banks	38,904	469,574

				1,903,459

	Belgium 0.2%
	Proximus SADP	Diversified Telecommunication Services	2,224	40,619

	Canada 6.2%
	Canadian Imperial Bank of Commerce	Banks	4,884	363,919
	IGM Financial Inc.	Capital Markets	1,660	37,941
	Royal Bank of Canada	Banks	6,448	451,300
	TELUS Corp.	Diversified Telecommunication Services	4,164	73,039
	The Toronto-Dominion Bank	Banks	9,644	445,108

				1,371,307

	China 1.3%
	China Vanke Co. Ltd., A	Real Estate Management & Development	6,400	26,425
	China Vanke Co. Ltd., H	Real Estate Management & Development	20,000	61,032
	Far East Horizon Ltd.	Diversified Financial Services	17,000	13,776
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	32,500	182,419

				283,652

	Denmark 0.4%
	Tryg AS	Insurance	2,652	83,724

	Finland 2.6%
	Elisa OYJ	Diversified Telecommunication Services	2,164	127,591
	Kone OYJ, B	Machinery	5,040	443,617

				571,208

	Germany 2.6%
	Allianz SE	Insurance	2,264	434,392
	Hannover Rueck SE	Insurance	880	136,421

				570,813

	Hong Kong 0.1%
	Sino Land Co. Ltd.	Real Estate Management & Development	22,000	25,548

	Indonesia 0.6%
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	710,000	122,151

	Japan 7.0%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,700	150,137
	KDDI Corp.	Wireless Telecommunication Services	11,400	286,917
	Lawson Inc.	Food & Staples Retailing	530	25,212
	MS&AD Insurance Group Holdings Inc.	Insurance	4,200	112,393
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	800	15,116
	NTT DOCOMO Inc.	Wireless Telecommunication Services	13,700	504,354
	ORIX Corp.	Diversified Financial Services	15,100	186,729
	Sekisui House Ltd.	Household Durables	4,200	73,927
	Tokio Marine Holdings Inc.	Insurance	4,500	196,153

				1,550,938

	Macau 0.9%
	Sands China Ltd.	Hotels, Restaurants & Leisure	54,000	207,987

34	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Mexico 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	2,752	$22,126

New Zealand 0.4%
Spark New Zealand Ltd.	Diversified Telecommunication Services	28,568	88,752

Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	220	9,439

Qatar 2.1%
Masraf Al Rayan QSC	Banks	38,588	44,088
Qatar Islamic Bank SAQ	Banks	14,936	67,686
Qatar National Bank SAQ	Banks	71,736	358,582

			470,356

Russia 0.7%
NLMK PJSC	Metals & Mining	16,516	36,543
Tatneft PAO	Oil, Gas & Consumable Fuels	19,728	117,451

			153,994

Saudi Arabia 0.6%
Advanced Petrochemical Co.	Chemicals	848	13,361
Jarir Marketing Co.	Specialty Retail	576	28,778
National Commercial Bank	Banks	9,952	98,567

			140,706

Singapore 1.7%
DBS Group Holdings Ltd.	Banks	11,400	166,269
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	106,400	165,239
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	3,600	50,739

			382,247

South Africa 1.3%
Absa Group Ltd.	Banks	7,404	39,648
FirstRand Ltd.	Diversified Financial Services	74,764	184,803
Mr. Price Group Ltd.	Specialty Retail	4,972	39,350
Rand Merchant Investment Holdings Ltd.	Insurance	11,396	19,834

			283,635

South Korea 0.2%
Coway Co. Ltd.	Household Durables	508	34,446

Spain 0.5%
Bankinter SA	Banks	7,960	34,322
Red Electrica Corp. SA	Electric Utilities	4,640	87,139

			121,461

Switzerland 6.2%
Novartis AG	Pharmaceuticals	4,568	397,310
Roche Holding AG	Pharmaceuticals	1,084	371,834
SGS SA	Professional Services	85	228,425
Zurich Insurance Group AG	Insurance	1,108	386,760

			1,384,329

Taiwan 3.4%
Chailease Holding Co. Ltd.	Diversified Financial Services	14,778	66,843
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	7,032	42,126
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	40,000	598,025
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	13,000	43,136

			750,130

franklintempleton.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Turkey 0.0%†
	Ford Otomotiv Sanayi AS	Automobiles	841	$9,552

	United Kingdom 8.5%
	Barratt Developments PLC	Household Durables	10,092	62,077
	GlaxoSmithKline PLC	Pharmaceuticals	19,156	359,586
	Kingfisher PLC	Specialty Retail	19,620	75,257
	Legal & General Group PLC	Insurance	79,580	193,776
	Schroders PLC	Capital Markets	1,340	46,687
	Smiths Group PLC	Industrial Conglomerates	4,404	78,286
	St. James’s Place Capital PLC	Capital Markets	4,360	52,477
	Taylor Wimpey PLC	Household Durables	45,616	63,956
	Unilever NV	Personal Products	8,024	484,581
	Unilever PLC	Personal Products	7,712	476,171

				1,892,854

	United States 42.0%
	Altria Group Inc.	Tobacco	10,520	406,493
	American Financial Group Inc.	Insurance	480	32,150
	Cisco Systems Inc.	Communications Equipment	8,720	343,481
	Cummins Inc.	Machinery	1,804	380,933
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,284	230,090
	Emerson Electric Co.	Electrical Equipment	6,988	458,203
	Garmin Ltd.	Household Durables	2,460	233,356
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,460	334,499
	International Business Machines Corp.	IT Services	3,236	393,724
	Johnson & Johnson	Pharmaceuticals	2,612	388,875
	Kimberly-Clark Corp.	Household Products	2,880	425,261
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	5,520	257,563
	LyondellBasell Industries NV, A	Chemicals	4,680	329,893
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	5,756	389,163
	McDonald’s Corp.	Hotels, Restaurants & Leisure	2,168	475,854
	Merck & Co. Inc.	Pharmaceuticals	5,020	416,409
	Packaging Corp. of America	Containers & Packaging	660	71,973
	Paychex Inc.	IT Services	5,792	462,028
	Philip Morris International Inc.	Tobacco	5,688	426,543
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	4,984	586,517
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	4,392	216,394
	Target Corp.	Multiline Retail	3,160	497,447
	The Coca-Cola Co.	Beverages	8,740	431,494
	The Procter & Gamble Co.	Household Products	3,460	480,905
	United Parcel Service Inc., B	Air Freight & Logistics	4,040	673,185

				9,342,433

	Total Common Stocks (Cost $22,460,383)			21,817,866

	Preferred Stocks (Cost $428,377) 1.3%
	Brazil 1.3%
c	Itau Unibanco Holding SA, 5.676%, pfd.	Banks	73,600	293,802

	Total Investments (Cost $22,888,760) 99.5%			22,111,668
	Other Assets, less Liabilities 0.5%			118,121

	Net Assets 100.0%			$22,229,789

36	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $182,419, representing 0.8% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $182,419, representing 0.8% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$57,530	12/18/20	$(1,348)

*As of period end.

See Abbreviations on Page 77.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.77		$30.90	$30.14	$27.18		$25.32

Income from investment operations[b]:

Net investment income[c]	0.41		0.90	0.89	0.74		0.56

Net realized and unrealized gains (losses)	6.01		(4.00)	0.67	3.01		1.92

Total from investment operations	6.42		(3.10)	1.56	3.75		2.48

Less distributions from net investment income	(0.43)		(1.03)	(0.80)	(0.79)		(0.62)

Net asset value, end of period	$32.76		$26.77	$30.90	$30.14		$27.18

Total return[d]	24.11%		(10.53)%	5.44%	13.91%		9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%	0.35%	0.90%	[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%		0.34%	0.34%	0.35%	[f]	0.35%

Net investment income	2.63%		2.86%	2.99%	2.53%		2.60%

Supplemental data

Net assets, end of period (000’s)	$13,105		$16,059	$24,721	$18,082		$21,744

Portfolio turnover rate[g]	19.01%	[h]	27.85% [h]	34.99%	35.01%		13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	19.01%	27.85%	—%	—%	—%

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ Global Equity ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 97.8%
	Australia 4.9%
	AGL Energy Ltd.	Multi-Utilities		770	$7,517
	Aurizon Holdings Ltd.	Road & Rail		2,360	7,189
	BHP Group Ltd.	Metals & Mining		4,042	103,137
	Bluescope Steel Ltd.	Metals & Mining		540	4,915
	Brambles Ltd.	Commercial Services & Supplies		1,870	14,060
a	Cimic Group Ltd.	Construction & Engineering		98	1,303
	Coca-Cola Amatil Ltd.	Beverages		556	3,786
	Cochlear Ltd.	Health Care Equipment & Supplies		90	12,773
	Coles Group Ltd.	Food & Staples Retailing		1,582	19,276
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		502	3,163
	CSL Ltd.	Biotechnology		580	119,310
	Evolution Mining Ltd.	Metals & Mining		1,120	4,616
	Fortescue Metals Group Ltd.	Metals & Mining		3,312	38,694
	Magellan Financial Group Ltd.	Capital Markets		154	6,252
	Medibank Private Ltd.	Insurance		4,264	7,671
	Newcrest Mining Ltd.	Metals & Mining		622	13,927
	Northern Star Resources Ltd.	Metals & Mining		498	4,869
a	Qantas Airways Ltd.	Airlines		610	1,771
	REA Group Ltd.	Interactive Media & Services		76	5,990
	Rio Tinto Ltd.	Metals & Mining		600	40,562
	Rio Tinto PLC	Metals & Mining		1,708	102,798
	Sonic Healthcare Ltd.	Health Care Providers & Services		494	11,741
	Telstra Corp. Ltd.	Diversified Telecommunication Services		5,554	11,067
	Wesfarmers Ltd.	Multiline Retail		1,568	49,922
	Woolworths Group Ltd.	Food & Staples Retailing		1,650	43,084

					639,393

	Belgium 0.1%
	Colruyt SA	Food & Staples Retailing		82	5,323
	Proximus SADP	Diversified Telecommunication Services		224	4,091

					9,414

	Brazil 0.4%
	Ambev SA	Beverages		4,400	9,789
	BB Seguridade Participacoes SA	Insurance		1,600	6,889
	Cielo SA	IT Services		1,400	976
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers		200	1,432
	Hypera SA	Pharmaceuticals		400	2,116
	TIM Participacoes SA	Wireless Telecommunication Services		1,200	2,781
	Vale SA	Metals & Mining		3,200	33,559

					57,542

	Canada 2.6%
	Algonquin Power & Utilities Corp.	Multi-Utilities		524	7,587
	B2Gold Corp.	Metals & Mining		750	4,868
	BCE Inc.	Diversified Telecommunication Services		194	8,020
	Canadian Apartment Properties REIT	Equity Real Estate Investment Trusts (REITs	)	68	2,365
	Canadian National Railway Co.	Road & Rail		810	85,994
a	CGI Inc., A	IT Services		242	16,374
	CI Financial Corp.	Capital Markets		250	3,161
	Constellation Software Inc.	Software		26	28,801
	Empire Co. Ltd., A	Food & Staples Retailing		186	5,382
	First Capital Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	140	1,358
	Franco-Nevada Corp.	Metals & Mining		180	25,074
	Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		218	4,283
	Hydro One Ltd.	Electric Utilities		346	7,310
	IGM Financial Inc.	Capital Markets		60	1,371
	Keyera Corp.	Oil, Gas & Consumable Fuels		126	1,896

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Canada (continued)
Kirkland Lake Gold Ltd.	Metals & Mining		314	$15,280
Magna International Inc.	Auto Components		418	19,067
Metro Inc., A	Food & Staples Retailing		352	16,836
Power Corp. of Canada	Insurance		524	10,235
Quebecor Inc., B	Media		154	3,840
RioCan Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	170	1,789
Rogers Communications Inc., B	Wireless Telecommunication Services		376	14,868
Saputo Inc.	Food Products		274	6,851
Shaw Communications Inc., B	Media		346	6,294
SmartCentres Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	76	1,138
Teck Resources Ltd., B	Metals & Mining		500	6,940
TELUS Corp.	Diversified Telecommunication Services		434	7,613
Wheaton Precious Metals Corp.	Metals & Mining		388	18,977

				333,572

Chile 0.1%
Aguas Andinas SA, A	Water Utilities		2,260	631
Colbun SA	Independent Power and Renewable Electricity Producers		8,182	1,318
Compania Cervecerias Unidas SA	Beverages		304	1,957
Enel Americas SA	Electric Utilities		33,256	4,306
Enel Chile SA	Electric Utilities		32,890	2,300

				10,512

China 3.7%
Agricultural Bank of China Ltd., H	Banks		40,000	12,490
Anhui Conch Cement Co. Ltd., A	Construction Materials		400	3,257
Anhui Conch Cement Co. Ltd., H	Construction Materials		1,670	11,485
BAIC Motor Corp. Ltd., H	Automobiles		4,000	1,626
Bank of China Ltd., A	Banks		3,200	1,509
Bank of China Ltd., H	Banks		108,000	33,445
Bank of Communications Co. Ltd., A	Banks		2,000	1,338
Bank of Communications Co. Ltd., H	Banks		12,000	5,760
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining		800	588
Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components		200	851
China Cinda Asset Management Co. Ltd., H	Capital Markets		12,000	2,245
China CITIC Bank Corp. Ltd., H	Banks		14,000	5,401
China Conch Venture Holdings Ltd.	Construction & Engineering		2,000	9,264
China Construction Bank Corp., H	Banks		100,000	64,774
China Everbright Bank Co. Ltd., H	Banks		8,000	2,519
China Hongqiao Group Ltd.	Metals & Mining		2,000	1,246
China Medical System Holdings Ltd.	Pharmaceuticals		2,000	2,201
China Minsheng Banking Corp. Ltd., H	Banks		10,000	5,239
China Mobile Ltd.	Wireless Telecommunication Services		7,840	50,024
China National Building Material Co. Ltd., H	Construction Materials		2,000	2,524
China Pacific Insurance Group Co. Ltd., H	Insurance		2,000	5,652
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels		1,400	807
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels		28,000	11,236
China Railway Group Ltd., H	Construction & Engineering		2,000	939
China Reinsurance Group Corp., H	Insurance		8,000	733
China Resources Cement Holdings Ltd.	Construction Materials		4,000	5,461
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels		400	971
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels		5,000	8,968
China South Publishing & Media Group Co. Ltd., A	Media		200	320
China Taiping Insurance Holdings Co. Ltd.	Insurance		1,600	2,432

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	12,000	$3,592
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,000	5,638
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	4,000	1,471
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	18,000	17,303
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,000	6,432
	Dali Foods Group Co. Ltd.	Food Products	6,000	3,662
	Daqin Railway Co. Ltd., A	Road & Rail	2,200	2,065
	Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	2,483
	East Money Information Co. Ltd.	Capital Markets	400	1,414
	Focus Media Information Technology Co. Ltd.	Media	2,060	2,450
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	5,733
	Fujian Sunner Development Co. Ltd.	Food Products	400	1,290
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	800	2,932
	Great Wall Motor Co. Ltd., H	Automobiles	2,000	2,537
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	200	1,571
a	GSX Techedu Inc., ADR	Diversified Consumer Services	52	4,686
	Guangdong Investment Ltd.	Water Utilities	4,000	6,328
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	4,000	3,329
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	400	1,927
	Heilongjiang Agriculture Co. Ltd., A	Food Products	400	1,090
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	400	3,120
	Huaxin Cement Co. Ltd., A	Construction Materials	200	741
	Huayu Automotive Systems Co. Ltd.	Auto Components	200	734
	Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	653
	Industrial and Commercial Bank of China Ltd.	Banks	400	290
	Industrial and Commercial Bank of China Ltd., H	Banks	66,000	34,235
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	2,269
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,013
	Kweichow Moutai Co. Ltd., A	Beverages	67	16,473
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,445
	Lomon Billions Group Co. Ltd.	Chemicals	600	2,059
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	2,000	11,226
	Luenmei Quantum Co. Ltd., A	Water Utilities	600	1,141
	Luzhou Laojiao Co. Ltd., A	Beverages	200	4,231
	Muyuan Foods Co. Ltd.	Food Products	170	1,854
	NanJi E-Commerce Co. Ltd.	Media	400	1,017
	NetEase Inc., ADR	Entertainment	38	17,277
	New Hope Liuhe Co. Ltd.	Food Products	400	1,633
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,508
	Postal Savings Bank of China Co. Ltd., H	Banks	8,000	3,355
	SAIC Motor Corp Ltd.	Automobiles	400	1,127
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	800	989
	Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	400	1,468
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	722
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	687
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	2,032
	Sichuan Chuantou Energy Co Ltd.	Independent Power and Renewable Electricity Producers	600	867
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	1,208

franklintempleton.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals		1,200	$589
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals		8,000	1,455
	Wanhua Chemical Group Co. Ltd., A	Chemicals		200	2,042
	Weichai Power Co. Ltd., A	Machinery		400	890
	Wens Foodstuffs Group Co. Ltd.	Food Products		720	2,073
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment		200	1,170
	Wuliangye Yibin Co. Ltd., A	Beverages		200	6,513
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels		4,000	2,973
	Yuexiu Property Co. Ltd.	Real Estate Management & Development		8,000	1,559
	Yunda Holding Co. Ltd.	Air Freight & Logistics		260	718
	Yuzhou Group Holdings Co. Ltd.	Real Estate Management & Development		4,000	1,579
	Zhejiang NHU Co. Ltd.	Pharmaceuticals		400	1,756
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods		600	710
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products		400	942
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		200	5,984

					481,565

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels		5,880	2,891

	Denmark 1.4%
	Coloplast AS, B	Health Care Equipment & Supplies		208	32,882
	Novo Nordisk AS, B	Pharmaceuticals		1,790	123,892
	Novozymes AS	Chemicals		116	7,308
	Pandora AS	Textiles, Apparel & Luxury Goods		190	13,700
	Tryg AS	Insurance		92	2,904

					180,686

	Egypt 0.1%
	Commercial International Bank Egypt SAE	Banks		1,196	5,051
	Eastern Co. SAE	Tobacco		1,924	1,471
	ElSewedy Electric Co.	Electrical Equipment		1,834	798

					7,320

	Finland 0.3%
	Elisa OYJ	Diversified Telecommunication Services		190	11,203
	Kone OYJ, B	Machinery		186	16,371
	Orion OYJ	Pharmaceuticals		148	6,711
	UPM-Kymmene OYJ	Paper & Forest Products		260	7,924

					42,209

	France 0.5%
	Biomerieux	Health Care Equipment & Supplies		26	4,079
	Hermes International	Textiles, Apparel & Luxury Goods		42	36,259
a	Peugeot SA	Automobiles		700	12,723
	Publicis Groupe	Media		113	3,655
	Sartorius Stedim Biotech	Life Sciences Tools & Services		16	5,527
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	70	2,586

					64,829

	Germany 0.0%†
	Hochtief AG	Construction & Engineering		6	468

	Greece 0.1%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services		140	2,021
	JUMBO SA	Specialty Retail		132	2,322
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels		52	613

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Greece (continued)
	OPAP SA	Hotels, Restaurants & Leisure	190	$1,804

				6,760

	Hong Kong 0.3%
	CK Asset Holdings Ltd.	Real Estate Management & Development	2,000	9,742
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	4,000	5,295
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	200	7,936
	Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,104
	Kingboard Laminates Holdings Ltd.	Chemicals	3,000	4,103
	Power Assets Holdings Ltd.	Electric Utilities	1,000	5,239
	Sino Land Co. Ltd.	Real Estate Management & Development	2,000	2,323

				39,742

	India 0.4%
	Infosys Ltd., ADR	IT Services	3,468	47,893

	Indonesia 0.2%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	12,800	976
	Charoen Pokphand Indonesia Tbk PT	Food Products	7,600	2,899
a	Gudang Garam Tbk PT	Tobacco	400	1,077
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	16,600	1,562
	Indofood CBP Sukses Makmur Tbk PT	Food Products	2,200	1,490
	Indofood Sukses Makmur Tbk PT	Food Products	2,200	1,057
	Kalbe Farma Tbk PT	Pharmaceuticals	20,000	2,083
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	62,200	10,701
	Unilever Indonesia Tbk PT	Household Products	12,000	6,532
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	1,800	2,758

				31,135

	Israel 0.2%
	Azrieli Group Ltd.	Real Estate Management & Development	44	1,968
a	Check Point Software Technologies Ltd.	Software	160	19,255
	ICL Group Ltd.	Chemicals	848	3,005

				24,228

	Italy 0.9%
	DiaSorin SpA	Health Care Equipment & Supplies	22	4,435
	Enel SpA	Electric Utilities	7,820	68,024
	Ferrari NV	Automobiles	118	21,676
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	126	1,395
a	Moncler SpA	Textiles, Apparel & Luxury Goods	242	9,927
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	120	6,155
	Snam SpA	Gas Utilities	1,960	10,087
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	1,042	421

				122,120

	Japan 5.7%
	ABC-Mart Inc.	Specialty Retail	50	2,592
	Advantest Corp.	Semiconductors & Semiconductor Equipment	200	9,647
	Astellas Pharma Inc.	Pharmaceuticals	2,400	35,637
	Bandai Namco Holdings Inc.	Leisure Products	200	14,572
	Bridgestone Corp.	Auto Components	700	22,002
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	420	18,765
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	8,832
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	15,337
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	600	20,144
	Hoya Corp.	Health Care Equipment & Supplies	470	52,821
	ITOCHU Corp.	Trading Companies & Distributors	1,800	45,797

franklintempleton.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
a	Japan Airlines Co. Ltd.	Airlines		200	$3,726
	Japan Post Bank Co. Ltd.	Banks		600	4,668
	Japan Tobacco Inc.	Tobacco		1,600	29,110
	Kakaku.com Inc.	Interactive Media & Services		200	5,244
	KAO Corp.	Personal Products		507	37,892
	KDDI Corp.	Wireless Telecommunication Services		2,500	62,921
	Marubeni Corp.	Trading Companies & Distributors		1,600	9,014
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		200	3,688
	Monotaro Co. Ltd.	Trading Companies & Distributors		100	4,946
	MS&AD Insurance Group Holdings Inc.	Insurance		200	5,352
	Nexon Co. Ltd.	Entertainment		600	14,908
	Nintendo Co. Ltd.	Entertainment		60	33,920
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		2,000	40,747
	Nitori Holdings Co. Ltd.	Specialty Retail		40	8,282
	NTT DOCOMO Inc.	Wireless Telecommunication Services		2,000	73,628
	Obayashi Corp.	Construction & Engineering		800	7,240
	OBIC Co. Ltd.	IT Services		40	6,989
	Oracle Corp. Japan	Software		50	5,363
	Sekisui House Ltd.	Household Durables		800	14,081
	Shionogi & Co. Ltd.	Pharmaceuticals		300	16,002
	Shoei Co. Ltd.	Real Estate Management & Development		400	3,730
	Showa Denko K.K.	Chemicals		100	1,821
	Softbank Corp.	Wireless Telecommunication Services		1,800	20,084
	Subaru Corp.	Automobiles		800	15,404
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		180	46,616
	Tosoh Corp.	Chemicals		400	6,463
	Tsuruha Holdings Inc.	Food & Staples Retailing		20	2,826
	USS Co. Ltd.	Specialty Retail		200	3,561
	Zozo Inc.	Internet & Direct Marketing Retail		200	5,549

					739,921

	Macau 0.2%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		2,000	13,407
	Sands China Ltd.	Hotels, Restaurants & Leisure		3,200	12,325

					25,732

	Malaysia 0.3%
	Digi.com Bhd.	Wireless Telecommunication Services		4,800	4,655
	Fraser & Neave Holdings Bhd.	Beverages		400	3,090
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		2,000	7,797
	Nestle (Malaysia) Bhd.	Food Products		140	4,764
	Petronas Chemicals Group Bhd.	Chemicals		3,200	4,320
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		200	950
	Petronas Gas Bhd.	Gas Utilities		800	3,161
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies		2,400	4,794
	Westports Holdings Bhd.	Transportation Infrastructure		1,800	1,672

					35,203

	Mexico 0.2%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	3,432	2,719
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		436	3,505
	Grupo Mexico SAB de CV, B	Metals & Mining		1,672	4,260
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		1,818	2,891
	Megacable Holdings SAB de CV	Media		290	836
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		6,706	16,115

					30,326

44	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands 0.4%
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,334	$39,499
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	40	2,254
	NN Group NV	Insurance	108	4,059

				45,812
	New Zealand 0.2%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	822	18,077
	Spark New Zealand Ltd.	Diversified Telecommunication Services	2,950	9,165
a	The a2 Milk Co Ltd.	Food Products	444	4,502

				31,744

	Norway 0.2%
	Mowi ASA	Food Products	532	9,430
	Orkla ASA	Food Products	732	7,384
	Telenor ASA	Diversified Telecommunication Services	822	13,744

				30,558

	Pakistan 0.0%†
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,400	875

	Philippines 0.0%†
	Globe Telecom Inc.	Wireless Telecommunication Services	50	2,145
	Manila Electric Co.	Electric Utilities	420	2,348
	PLDT Inc.	Wireless Telecommunication Services	40	1,105

				5,598

	Poland 0.0%†
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	386	641
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	180	2,135

				2,776

	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing	300	4,821

	Qatar 0.2%
	Industries Qatar QSC	Industrial Conglomerates	2,394	6,476
	Masraf Al Rayan QSC	Banks	2,934	3,352
	Mesaieed Petrochemical Holding Co.	Chemicals	4,942	2,822
	Qatar Electricity & Water Co. QSC	Multi-Utilities	690	3,201
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	600	2,917
	Qatar International Islamic Bank QSC	Banks	280	645

				19,413

	Russia 1.5%
	Alrosa PJSC	Metals & Mining	4,724	4,491
	Evraz PLC	Metals & Mining	742	3,306
	Gazprom PJSC	Oil, Gas & Consumable Fuels	17,972	39,591
	Inter RAO UES PJSC	Electric Utilities	67,068	4,848
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	678	39,159
	Magnitogorsk Iron & Steel Works	Metals & Mining	3,628	1,805
	MMC Norilsk Nickel PJSC	Metals & Mining	120	29,084
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	694	6,059
	Moscow Exchange MICEX	Capital Markets	556	1,049
	NLMK PJSC	Metals & Mining	2,104	4,655
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	118	16,166
b	PhosAgro PJSC, GDR, Reg S	Chemicals	146	1,758
	Polymetal International PLC	Metals & Mining	292	6,396
	Polyus Gold OJSC	Metals & Mining	46	9,632
	Rosneft PJSC	Oil, Gas & Consumable Fuels	1,300	6,423
	Severstal PAO	Metals & Mining	424	5,416

franklintempleton.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Russia (continued)
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels		11,054	$4,933
	Tatneft PAO	Oil, Gas & Consumable Fuels		2,682	15,967

					200,738

	Saudi Arabia 0.4%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing		26	898
	Advanced Petrochemical Co.	Chemicals		122	1,922
	Al-Rajhi Bank	Banks		1,076	18,847
a	Bupa Arabia for Cooperative Insurance Co.	Insurance		40	1,310
	Jarir Marketing Co.	Specialty Retail		76	3,797
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure		30	661
	Saudi Arabian Fertilizer Co.	Chemicals		208	4,542
	Saudi Cement Co.	Construction Materials		78	1,208
	Saudi Telecom Co.	Diversified Telecommunication Services		496	13,276
	Yanbu National Petrochemical Co.	Chemicals		224	3,506

					49,967

	Singapore 0.3%
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	2,600	3,695
	Singapore Exchange Ltd.	Capital Markets		1,600	10,725
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		9,800	15,219
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		200	2,819
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		4,000	2,901

					35,359

	South Africa 0.2%
	AngloGold Ashanti Ltd.	Metals & Mining		326	8,465
	Clicks Group Ltd.	Food & Staples Retailing		334	4,452
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		366	2,731
	Kumba Iron Ore Ltd.	Metals & Mining		144	4,279
	Mr. Price Group Ltd.	Specialty Retail		326	2,580
	Nedbank Group Ltd.	Banks		46	278
	Tiger Brands Ltd.	Food Products		178	2,036
	Vodacom Group Ltd.	Wireless Telecommunication Services		894	6,607

					31,428

	South Korea 1.6%
	BGF Retail Co. Ltd.	Food & Staples Retailing		12	1,267
	Coway Co. Ltd.	Household Durables		82	5,560
	Daelim Industrial Co. Ltd.	Construction & Engineering		32	2,118
	Hana Financial Group Inc.	Banks		348	8,362
	Hankook Tire & Technology Co. Ltd.	Auto Components		104	2,801
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance		68	1,300
	Industrial Bank of Korea	Banks		322	2,205
	KB Financial Group Inc.	Banks		462	14,834
	Korea Zinc Co. Ltd.	Metals & Mining		12	3,863
	KT&G Corp.	Tobacco		164	11,555
	Kumho Petrochemical Co. Ltd.	Chemicals		30	2,822
	NCSoft Corp.	Entertainment		16	11,027
a	PearlAbyss Corp.	Entertainment		6	1,037
	S-1 Corp.	Commercial Services & Supplies		34	2,544
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		2,490	123,914
	Shinhan Financial Group Co. Ltd.	Banks		422	9,959
	Woori Financial Group Inc.	Banks		488	3,580

					208,748

	Spain 1.3%
a	Banco Santander SA	Banks		9,000	16,882

46	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Bankinter SA	Banks	56	$241
	Enagas SA	Gas Utilities	226	5,219
	Endesa SA	Electric Utilities	428	11,458
	Iberdrola SA	Electric Utilities	5,710	70,373
	Industria de Diseno Textil SA	Specialty Retail	1,478	41,250
	Red Electrica Corp. SA	Electric Utilities	502	9,428
	Repsol SA	Oil, Gas & Consumable Fuels	1,807	12,125
	Telefonica SA	Diversified Telecommunication Services	2,535	8,731

				175,707

	Sweden 0.4%
	Boliden AB	Metals & Mining	274	8,165
	Epiroc AB, B	Machinery	218	3,037
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	102	6,779
	Hennes & Mauritz AB, B	Specialty Retail	1,044	18,051
	ICA Gruppen AB	Food & Staples Retailing	80	4,070
a	Svenska Cellulosa AB, B	Paper & Forest Products	314	4,317
	Swedish Match AB	Tobacco	96	7,860

				52,279

	Switzerland 3.3%
	EMS-Chemie Holding AG	Chemicals	12	10,795
	Geberit AG	Building Products	38	22,574
	Logitech International SA	Technology Hardware, Storage & Peripherals	104	8,114
	Nestle SA	Food Products	1,084	129,006
	Novartis AG	Pharmaceuticals	1,136	98,806
	Partners Group Holding AG	Capital Markets	28	25,832
	Roche Holding AG	Pharmaceuticals	328	112,511
	Swiss Prime Site AG	Real Estate Management & Development	26	2,366
	Swisscom AG	Diversified Telecommunication Services	30	15,954

				425,958

	Taiwan 2.3%
	Accton Technology Corp.	Communications Equipment	400	3,073
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	373	3,748
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	400	3,501
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	670	4,199
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,345	3,905
	China Development Financial Holding Corp.	Insurance	12,000	3,526
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	14,778
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	4,000	8,425
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	666	3,990
	Formosa Chemicals & Fibre Corp.	Chemicals	4,000	9,350
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	2,158
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	200	2,652
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	120	13,922
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	4,000	6,367
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	2,000	3,971
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	670	6,142
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	700	2,086
	Standard Foods Corp.	Food Products	2,000	4,198
	Taiwan Cement Corp.	Construction Materials	6,300	9,005
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	6,671
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	12,340	184,491
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,000	3,318
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	400	2,134

				305,610

franklintempleton.com	Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Thailand 0.2%
Advanced Info Service PCL	Wireless Telecommunication Services		1,600	$8,634
Bumrungrad Hospital PCL	Health Care Providers & Services		400	1,202
Home Product Center PCL, NVDR	Specialty Retail		7,800	3,545
Intouch Holdings PCL	Wireless Telecommunication Services		3,200	5,176
Osotspa PCL, NVDR	Beverages		1,600	1,767
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels		1,200	2,992
The Siam Cement PCL	Construction Materials		600	6,097

				29,413

Turkey 0.1%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense		692	1,735
BIM Birlesik Magazalar AS	Food & Staples Retailing		632	5,710
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining		2,640	3,242
Ford Otomotiv Sanayi AS	Automobiles		184	2,090
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services		1,580	3,117

				15,894

United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development		4,402	2,409
Dubai Islamic Bank PJSC	Banks		1,666	1,959
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		2,118	9,607

				13,975

United Kingdom 6.3%
Admiral Group PLC	Insurance		310	10,464
Anglo American PLC	Metals & Mining		1,384	33,562
Auto Trader Group PLC	Interactive Media & Services		1,216	8,851
Barratt Developments PLC	Household Durables		1,456	8,956
BHP Group PLC	Metals & Mining		2,650	56,658
British American Tobacco PLC	Tobacco		2,098	75,334
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,122	4,894
BT Group PLC	Diversified Telecommunication Services		12,454	15,840
Burberry Group PLC	Textiles, Apparel & Luxury Goods		514	10,326
Croda International PLC	Chemicals		72	5,818
Direct Line Insurance Group PLC	Insurance		1,576	5,489
Ferguson PLC	Trading Companies & Distributors		180	18,179
GlaxoSmithKline PLC	Pharmaceuticals		5,768	108,274
Hargreaves Lansdown PLC	Capital Markets		478	9,653
Hikma Pharmaceuticals PLC	Pharmaceuticals		82	2,750
Imperial Brands PLC	Tobacco		1,520	26,872
Intertek Group PLC	Professional Services		184	15,067
J Sainsbury PLC	Food & Staples Retailing		994	2,454
Kingfisher PLC	Specialty Retail		2,344	8,991
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	752	5,080
M&G PLC	Diversified Financial Services		2,554	5,266
Mondi PLC	Paper & Forest Products		570	12,081
Next PLC	Multiline Retail		194	14,923
Persimmon PLC	Household Durables		502	16,049
Prudential PLC	Insurance		1,348	19,326
RELX PLC	Professional Services		2,512	56,052
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		3,986	49,671
Smith & Nephew PLC	Health Care Equipment & Supplies		712	13,959
Taylor Wimpey PLC	Household Durables		4,852	6,803
The Berkeley Group Holdings PLC	Household Durables		158	8,636
Unilever NV	Personal Products		1,710	103,269
Unilever PLC	Personal Products		1,434	88,541
William Morrison Supermarkets PLC	Food & Staples Retailing		1,326	2,917

				831,005

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States 56.2%
	3M Co.	Industrial Conglomerates		306	$49,015
	A O Smith Corp.	Building Products		70	3,696
	AbbVie Inc.	Biotechnology		1,280	112,115
a	ABIOMED Inc.	Health Care Equipment & Supplies		26	7,204
	Accenture PLC, A	IT Services		626	141,470
a	Adobe Inc.	Software		282	138,301
	Air Products and Chemicals Inc.	Chemicals		220	65,529
a	Alexion Pharmaceuticals Inc.	Biotechnology		134	15,334
a	Alphabet Inc., A	Interactive Media & Services		42	61,555
a	Alphabet Inc., C	Interactive Media & Services		42	61,723
	Altria Group Inc.	Tobacco		2,952	114,065
d	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	464	112,163
	Amgen Inc.	Biotechnology		512	130,130
	Apollo Global Management Inc., A	Capital Markets		84	3,759
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,488	172,325
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,150	68,368
a	Arista Networks Inc.	Communications Equipment		34	7,036
	AT&T Inc.	Diversified Telecommunication Services		4,030	114,895
	Best Buy Co. Inc.	Specialty Retail		304	33,832
a	Biogen Inc.	Biotechnology		278	78,863
a	Booking Holdings Inc.	Internet & Direct Marketing Retail		34	58,163
	BorgWarner Inc.	Auto Components		186	7,206
	Bristol-Myers Squibb Co.	Pharmaceuticals		1,848	111,416
	Broadridge Financial Solutions Inc.	IT Services		128	16,896
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		162	16,555
	Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels		476	8,263
a	Cadence Design Systems Inc.	Software		310	33,055
	Campbell Soup Co.	Food Products		200	9,674
	Cardinal Health Inc.	Health Care Providers & Services		194	9,108
	Carrier Global Corp.	Building Products		550	16,797
	Celanese Corp.	Chemicals		108	11,605
	Cerner Corp.	Health Care Technology		180	13,012
	Church & Dwight Co. Inc.	Household Products		242	22,678
	Cisco Systems Inc.	Communications Equipment		2,624	103,359
	Citrix Systems Inc.	Software		144	19,830
	Clorox Co.	Household Products		200	42,034
	Cognizant Technology Solutions Corp., A	IT Services		618	42,902
	Colgate-Palmolive Co.	Household Products		560	43,204
a	Copart Inc.	Commercial Services & Supplies		262	27,552
	Cummins Inc.	Machinery		192	40,543
	D.R. Horton Inc.	Household Durables		334	25,260
	Dollar General Corp.	Multiline Retail		292	61,209
	Domino’s Pizza Inc.	Hotels, Restaurants & Leisure		20	8,506
	eBay Inc.	Internet & Direct Marketing Retail		454	23,653
a	Electronic Arts Inc.	Entertainment		166	21,648
	Eli Lilly and Co.	Pharmaceuticals		742	109,831
	Equity LifeStyle Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	160	9,808
	Erie Indemnity Co., A	Insurance		28	5,888
	Estee Lauder Companies Inc., A	Personal Products		260	56,745
	Expeditors International of Washington Inc.	Air Freight & Logistics		224	20,276
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	124	13,267
a	F5 Networks Inc.	Communications Equipment		74	9,085
a	Facebook Inc., A	Interactive Media & Services		534	139,855
	FactSet Research Systems Inc.	Capital Markets		44	14,735
	Fastenal Co.	Trading Companies & Distributors		766	34,539
	Fox Corp., A	Media		304	8,460
a	Fox Corp., B	Media		202	5,650
	Garmin Ltd.	Household Durables		194	18,403

franklintempleton.com	Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	General Mills Inc.	Food Products		726	$44,780
	Gilead Sciences Inc.	Biotechnology		1,612	101,862
	Hormel Foods Corp.	Food Products		400	19,556
	Host Hotels & Resorts Inc.	Equity Real Estate Investment Trusts (REITs	)	390	4,208
	HP Inc.	Technology Hardware, Storage & Peripherals		820	15,572
a	IDEXX Laboratories Inc.	Health Care Equipment & Supplies		74	29,090
	Illinois Tool Works Inc.	Machinery		342	66,078
	Ingredion Inc.	Food Products		76	5,752
	Intel Corp.	Semiconductors & Semiconductor Equipment		1,940	100,453
	International Business Machines Corp.	IT Services		978	118,993
	Intuit Inc.	Software		354	115,478
	Invesco Ltd.	Capital Markets		412	4,701
	Jack Henry & Associates Inc.	IT Services		94	15,283
a	Jazz Pharmaceuticals PLC	Pharmaceuticals		44	6,274
	JB Hunt Transport Services Inc.	Road & Rail		92	11,627
	Johnson & Johnson	Pharmaceuticals		786	117,020
	Kellogg Co.	Food Products		264	17,052
	Kimberly-Clark Corp.	Household Products		406	59,950
	KLA Corp.	Semiconductors & Semiconductor Equipment		192	37,198
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		178	59,052
	Lamb Weston Holdings Inc.	Food Products		126	8,350
	Lockheed Martin Corp.	Aerospace & Defense		314	120,350
	Lowe’s Cos. Inc.	Specialty Retail		872	144,630
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods		136	44,794
	LyondellBasell Industries NV, A	Chemicals		410	28,901
	MarketAxess Holdings Inc.	Capital Markets		46	22,153
a	Masimo Corp.	Health Care Equipment & Supplies		32	7,554
	Mastercard Inc., A	IT Services		408	137,973
a	Match Group Inc.	Interactive Media & Services		49	5,422
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment		368	24,881
	Merck & Co. Inc.	Pharmaceuticals		1,508	125,089
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services		28	27,041
	Microsoft Corp.	Software		644	135,453
a	Monster Beverage Corp.	Beverages		432	34,646
	Moody’s Corp.	Capital Markets		192	55,651
	NetApp Inc.	Technology Hardware, Storage & Peripherals		270	11,837
	NIKE Inc., B	Textiles, Apparel & Luxury Goods		1,282	160,942
	Nucor Corp.	Metals & Mining		296	13,279
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment		328	177,520
a	NVR Inc.	Household Durables		4	16,332
a	O’Reilly Automotive Inc.	Specialty Retail		94	43,342
	Old Dominion Freight Line Inc.	Road & Rail		130	23,520
	Omnicom Group Inc.	Media		236	11,682
	Oracle Corp.	Software		1,282	76,535
	PACCAR Inc.	Machinery		352	30,019
	Packaging Corp. of America	Containers & Packaging		98	10,687
	Paychex Inc.	IT Services		394	31,429
	PepsiCo Inc.	Beverages		890	123,354
	Pfizer Inc.	Pharmaceuticals		3,090	113,403
	Philip Morris International Inc.	Tobacco		1,712	128,383
	PPL Corp.	Electric Utilities		670	18,231
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	238	53,007
	PulteGroup Inc.	Household Durables		296	13,702
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment		742	87,319
	Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods		60	4,078
a	Regeneron Pharmaceuticals Inc.	Biotechnology		98	54,858
	Robert Half International Inc.	Professional Services		168	8,894
	Rockwell Automation Inc.	Electrical Equipment		122	26,923

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Rollins Inc.	Commercial Services & Supplies		178	$9,646
	Ross Stores Inc.	Specialty Retail		484	45,167
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure		98	6,344
	S&P Global Inc.	Capital Markets		334	120,440
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		408	20,102
	SEI Investments Co.	Capital Markets		78	3,956
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	442	28,589
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		250	36,375
	Snap-on Inc.	Machinery		60	8,828
	Steel Dynamics Inc.	Metals & Mining		216	6,184
	T. Rowe Price Group Inc.	Capital Markets		210	26,926
a	Take-Two Interactive Software Inc.	Entertainment		68	11,235
	Target Corp.	Multiline Retail		638	100,434
	TD Ameritrade Holding Corp.	Capital Markets		136	5,324
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		332	32,450
	Teradyne Inc.	Semiconductors & Semiconductor Equipment		106	8,423
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		1,042	148,787
	The Hershey Co.	Food Products		206	29,528
	The J.M. Smucker Co.	Food Products		62	7,162
	The Kroger Co.	Food & Staples Retailing		940	31,875
	The Procter & Gamble Co.	Household Products		1,046	145,384
	The Progressive Corp.	Insurance		340	32,188
	Tractor Supply Co.	Specialty Retail		138	19,781
	Tyson Foods Inc.	Food Products		342	20,342
	United Parcel Service Inc., B	Air Freight & Logistics		840	139,969
a	Veeva Systems Inc.	Health Care Technology		70	19,683
	Verizon Communications Inc.	Diversified Telecommunication Services		2,156	128,260
a	Vertex Pharmaceuticals Inc.	Biotechnology		162	44,083
	VF Corp.	Textiles, Apparel & Luxury Goods		364	25,571
	ViacomCBS Inc., B	Media		542	15,181
	W.W. Grainger Inc.	Trading Companies & Distributors		58	20,693
	Walgreens Boots Alliance Inc.	Food & Staples Retailing		908	32,615
	Walmart Inc.	Food & Staples Retailing		784	109,689
	West Pharmaceutical Services Inc.	Health Care Equipment & Supplies		42	11,546
	Western Union Co.	IT Services		348	7,458
	Whirlpool Corp.	Household Durables		36	6,620
	Xilinx Inc.	Semiconductors & Semiconductor Equipment		254	26,477
a	Zoom Video Communications Inc., A	Software		58	27,266

					7,364,772

	Total Common Stocks and Other Equity Interests (Cost $11,878,876)				12,815,911

	Management Investment Companies (Cost $158,211) 1.2%
	India 1.2%
d	iShares MSCI India ETF	Diversified Financial Services		4,806	162,731

	Preferred Stocks 0.6%
	Brazil 0.2%
e	Itau Unibanco Holding SA, 5.676%, pfd.	Banks		4,200	16,766
e	Itausa SA, 3.443%, pfd.	Banks		6,800	10,616
e	Telefonica Brasil SA, 7.759%, pfd.	Diversified Telecommunication Services		600	4,622

					32,004

	Germany 0.1%
e	Fuchs Petrolub SE, 2.236%, pfd.	Chemicals		56	2,849

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Germany (continued)
a	Porsche Automobil Holding SE, pfd.	Automobiles	188	$11,221

				14,070

	Russia 0.1%
e	Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	12,784	6,473

	South Korea 0.2%
e	LG Household & Health Care Ltd., 1.561%, pfd.	Personal Products	4	2,422
e	Samsung Electronics Co. Ltd., 2.105%, pfd.	Technology Hardware, Storage & Peripherals	484	20,899

				23,321

	Total Preferred Stocks (Cost $88,122)			75,868

	Total Investments before Short Term Investments (Cost $12,125,209)			13,054,510

	Short Term Investments (Cost $124,200) 1.0%
	Investments from Cash Collateral Received for Loaned Securities 1.0%
	Money Market Funds 1.0%
f,g	Institutional Fiduciary Trust Money Market Portfolio, 0.00%		124,200	124,200

	Total Investments (Cost $12,249,409) 100.6%			13,178,710
	Other Assets, less Liabilities (0.6)%			(74,117)

	Net Assets 100.0%			$13,104,593

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $37,324, representing 0.3% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $18,005, representing 0.1% of net assets.

dA portion or all of the security is on loan at September 30, 2020. See Note 1(d).

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$28,765	12/18/20	$(681)

*As of Period ended.

See Abbreviations on Page 77.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.55	$24.70	$24.25	$24.70		$25.45

Income from investment operations[b]:

Net investment income[c]	0.31	0.89	0.93	0.77		0.52

Net realized and unrealized gains (losses)	2.05	(2.61)	0.79	0.10		1.45

Total from investment operations	2.36	(1.72)	1.72	0.87		1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.91)	(0.19)	(0.30)	(1.32)		(2.72)

Net realized gains	—	(0.24)	(0.97)	—		—

Total Distributions	(0.91)	(0.43)	(1.27)	(1.32)		(2.72)

Net asset value, end of period	$24.00	$22.55	$24.70	$24.25		$24.70

Total return[d]	10.46%	(7.12)%	7.53%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	[f]	0.40%

Net investment income	2.58%	3.44%	3.75%	3.07%		2.47%

Supplemental data

Net assets, end of period (000’s)	$9,601	$9,021	$7,410	$9,702		$9,880

Portfolio turnover rate[g]	22.84% [h]	26.82% [h]	39.24%	32.55%		19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	22.84%	26.82%	—%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 99.7%
	Australia 15.2%
	AGL Energy Ltd.	Multi-Utilities		2,120	$20,696
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,636	35,143
	Aurizon Holdings Ltd.	Road & Rail		6,176	18,813
	Australian Stock Exchange Ltd.	Capital Markets		500	29,035
	BHP Group Ltd.	Metals & Mining		7,656	195,353
	Bluescope Steel Ltd.	Metals & Mining		1,524	13,873
	Brambles Ltd.	Commercial Services & Supplies		4,896	36,812
a	Cimic Group Ltd.	Construction & Engineering		296	3,936
	Coca-Cola Amatil Ltd.	Beverages		1,640	11,167
	Cochlear Ltd.	Health Care Equipment & Supplies		212	30,086
	Coles Group Ltd.	Food & Staples Retailing		3,884	47,326
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		1,024	6,451
	CSL Ltd.	Biotechnology		884	181,845
	Evolution Mining Ltd.	Metals & Mining		2,656	10,946
	Fortescue Metals Group Ltd.	Metals & Mining		8,432	98,511
	Magellan Financial Group Ltd.	Capital Markets		340	13,803
	Medibank Private Ltd.	Insurance		10,088	18,149
	Newcrest Mining Ltd.	Metals & Mining		1,536	34,393
	Northern Star Resources Ltd.	Metals & Mining		1,172	11,458
a	Qantas Airways Ltd.	Airlines		1,728	5,016
	REA Group Ltd.	Interactive Media & Services		172	13,557
	Rio Tinto Ltd.	Metals & Mining		1,568	106,003
	Rio Tinto PLC	Metals & Mining		3,368	202,707
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	13,288	20,953
	Sonic Healthcare Ltd.	Health Care Providers & Services		1,212	28,806
	Telstra Corp. Ltd.	Diversified Telecommunication Services		14,284	28,462
	Wesfarmers Ltd.	Multiline Retail		3,884	123,659
	Woolworths Group Ltd.	Food & Staples Retailing		4,140	108,100

					1,455,059

	Belgium 0.2%
	Colruyt SA	Food & Staples Retailing		184	11,945
	Proximus SADP	Diversified Telecommunication Services		528	9,643

					21,588

	Denmark 3.7%
	Coloplast AS, B	Health Care Equipment & Supplies		508	80,309
	Novo Nordisk AS, B	Pharmaceuticals		2,700	186,876
	Novozymes AS	Chemicals		584	36,791
	Pandora AS	Textiles, Apparel & Luxury Goods		480	34,610
	Tryg AS	Insurance		364	11,492

					350,078

	Finland 1.8%
	Elisa OYJ	Diversified Telecommunication Services		488	28,773
	Kone OYJ, B	Machinery		972	85,554
	Orion OYJ	Pharmaceuticals		360	16,325
	UPM-Kymmene OYJ	Paper & Forest Products		1,420	43,278

					173,930

	France 3.6%
	Biomerieux	Health Care Equipment & Supplies		56	8,786
	Hermes International	Textiles, Apparel & Luxury Goods		100	86,331
a	Peugeot SA	Automobiles		1,888	34,316
	Publicis Groupe	Media		288	9,314
	Sanofi	Pharmaceuticals		1,852	185,315
	Sartorius Stedim Biotech	Life Sciences Tools & Services		40	13,819

54	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	184	$6,797

					344,678

	Germany 0.1%
	Hochtief AG	Construction & Engineering		36	2,805
	Knorr-Bremse AG	Machinery		64	7,553

					10,358

	Hong Kong 1.0%
	CK Asset Holdings Ltd.	Real Estate Management & Development		3,500	17,048
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	9,329
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		11,000	14,563
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		580	23,014
	Kerry Properties Ltd.	Real Estate Management & Development		2,500	6,381
	Power Assets Holdings Ltd.	Electric Utilities		3,500	18,336
	Sino Land Co. Ltd.	Real Estate Management & Development		8,000	9,290

					97,961

	Israel 0.7%
	Azrieli Group Ltd.	Real Estate Management & Development		52	2,326
	Bank Leumi Le-Israel BM	Banks		3,772	16,631
a	Check Point Software Technologies Ltd.	Software		372	44,766
	ICL Group Ltd.	Chemicals		1,812	6,421

					70,144

	Italy 3.2%
	DiaSorin SpA	Health Care Equipment & Supplies		48	9,676
	Enel SpA	Electric Utilities		19,564	170,182
	Ferrari NV	Automobiles		300	55,109
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services		296	3,276
a	Moncler SpA	Textiles, Apparel & Luxury Goods		576	23,627
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals		292	14,977
	Snam SpA	Gas Utilities		4,804	24,725
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services		7,516	3,039

					304,611

	Japan 25.2%
	ABC-Mart Inc.	Specialty Retail		92	4,769
	Advantest Corp.	Semiconductors & Semiconductor Equipment		500	24,116
	AEON Mall Co. Ltd.	Real Estate Management & Development		200	2,797
	Astellas Pharma Inc.	Pharmaceuticals		6,000	89,093
	Bandai Namco Holdings Inc.	Leisure Products		600	43,717
	Bridgestone Corp.	Auto Components		1,800	56,577
	Calbee Inc.	Food Products		100	3,283
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		1,610	71,934
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		30	5,217
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development		240	21,196
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development		1,600	40,898
	Hitachi Ltd.	Electronic Equipment, Instruments & Components		1,300	43,645
	Hoya Corp.	Health Care Equipment & Supplies		1,250	140,481
	Iida Group Holdings Co. Ltd.	Household Durables		400	8,047
	Isuzu Motors Ltd.	Automobiles		1,400	12,171
	ITOCHU Corp.	Trading Companies & Distributors		4,400	111,949
a	Japan Airlines Co. Ltd.	Airlines		400	7,452
	Japan Post Bank Co. Ltd.	Banks		1,200	9,336
	Japan Tobacco Inc.	Tobacco		3,900	70,956
	Kajima Corp.	Construction & Engineering		1,200	14,350
	Kakaku.com Inc.	Interactive Media & Services		500	13,110

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	KAO Corp.	Personal Products	1,350	$100,895
	KDDI Corp.	Wireless Telecommunication Services	5,800	145,976
	Kobe Bussan Co. Ltd.	Food & Staples Retailing	100	5,477
	Koito Manufacturing Co. Ltd.	Auto Components	260	13,181
	Marubeni Corp.	Trading Companies & Distributors	4,400	24,787
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	4,852
	Mebuki Financial Group Inc.	Banks	1,200	2,706
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	500	9,220
	Monotaro Co. Ltd.	Trading Companies & Distributors	200	9,893
	MS&AD Insurance Group Holdings Inc.	Insurance	1,200	32,112
	Nexon Co. Ltd.	Entertainment	1,300	32,300
	Nihon M&A Center Inc.	Professional Services	200	11,333
	Nintendo Co. Ltd.	Entertainment	150	84,801
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	4,400	89,643
	Nitori Holdings Co. Ltd.	Specialty Retail	100	20,705
	Nomura Research Institute Ltd.	IT Services	400	11,731
	NTT DOCOMO Inc.	Wireless Telecommunication Services	4,900	180,390
	Obayashi Corp.	Construction & Engineering	1,900	17,194
	OBIC Co. Ltd.	IT Services	100	17,474
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	400	12,524
	Oracle Corp. Japan	Software	133	14,267
	ORIX Corp.	Diversified Financial Services	3,400	42,045
	Otsuka Corp.	IT Services	100	5,098
	Pigeon Corp.	Household Products	300	13,361
	Sekisui House Ltd.	Household Durables	2,000	35,203
	SG Holdings Co. Ltd.	Air Freight & Logistics	200	10,329
	Shin-Etsu Chemical Co. Ltd.	Chemicals	700	90,775
	Shionogi & Co. Ltd.	Pharmaceuticals	900	48,006
	Shoei Co. Ltd.	Real Estate Management & Development	800	7,460
	Showa Denko K.K.	Chemicals	300	5,464
	Softbank Corp.	Wireless Telecommunication Services	5,200	58,021
	Subaru Corp.	Automobiles	1,800	34,659
	Sumitomo Corp.	Trading Companies & Distributors	2,300	27,429
	Sundrug Co. Ltd.	Food & Staples Retailing	100	3,757
	Taisei Corp.	Construction & Engineering	500	16,820
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	480	124,310
	Tosoh Corp.	Chemicals	800	12,925
	Toyota Motor Corp.	Automobiles	3,000	197,063
	Tsuruha Holdings Inc.	Food & Staples Retailing	50	7,064
	USS Co. Ltd.	Specialty Retail	600	10,683
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	150	6,574
	Yamaha Motor Co. Ltd.	Automobiles	800	11,538
	Yokohama Rubber Co. Ltd.	Auto Components	100	1,413
	Zozo Inc.	Internet & Direct Marketing Retail	400	11,098

				2,417,650

	Macau 0.8%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	6,000	40,219
	Sands China Ltd.	Hotels, Restaurants & Leisure	8,400	32,354
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	3,600	5,741

				78,314

	Netherlands 1.3%
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,268	96,764
	Koninklijke KPN NV	Diversified Telecommunication Services	4,564	10,741
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	92	5,185
	NN Group NV	Insurance	416	15,635

				128,325

56	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand 0.8%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		2,072	$45,566
	Spark New Zealand Ltd.	Diversified Telecommunication Services		7,288	22,642
a	The a2 Milk Co Ltd.	Food Products		1,084	10,992

					79,200

	Norway 1.1%
	Equinor ASA	Oil, Gas & Consumable Fuels		1,912	27,137
	Mowi ASA	Food Products		1,396	24,745
	Orkla ASA	Food Products		2,164	21,828
	Telenor ASA	Diversified Telecommunication Services		2,168	36,251

					109,961

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing		668	10,736

	Russia 0.1%
	Evraz PLC	Metals & Mining		1,956	8,714

	Singapore 0.9%
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	4,000	5,685
	Singapore Exchange Ltd.	Capital Markets		3,700	24,800
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		24,800	38,514
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		700	9,866
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		8,800	6,382

					85,247

	Spain 4.6%
a	Banco Santander SA	Banks		21,136	39,646
	Bankinter SA	Banks		844	3,639
	Enagas SA	Gas Utilities		624	14,411
	Endesa SA	Electric Utilities		984	26,343
	Iberdrola SA	Electric Utilities		14,132	174,171
	Industria de Diseno Textil SA	Specialty Retail		3,644	101,701
	Red Electrica Corp. SA	Electric Utilities		1,300	24,414
	Repsol SA	Oil, Gas & Consumable Fuels		4,416	29,631
	Telefonica SA	Diversified Telecommunication Services		6,728	23,172

					437,128

	Sweden 2.5%
	Atlas Copco AB	Machinery		1,096	45,946
	Atlas Copco AB, A	Machinery		844	40,437
	Boliden AB	Metals & Mining		808	24,077
	Epiroc AB, A	Machinery		876	12,739
	Epiroc AB, B	Machinery		504	7,022
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		244	16,216
	Hennes & Mauritz AB, B	Specialty Retail		2,516	43,503
	ICA Gruppen AB	Food & Staples Retailing		256	13,023
a	L E Lundbergforetagen AB, B	Diversified Financial Services		92	4,566
a	Svenska Cellulosa AB, B	Paper & Forest Products		808	11,109
	Swedish Match AB	Tobacco		228	18,668

					237,306

	Switzerland 8.4%
	EMS-Chemie Holding AG	Chemicals		28	25,189
	Geberit AG	Building Products		116	68,912
	Logitech International SA	Technology Hardware, Storage & Peripherals		228	17,788
	Nestle SA	Food Products		1,624	193,272
	Novartis AG	Pharmaceuticals		2,068	179,868
	Partners Group Holding AG	Capital Markets		72	66,424

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland (continued)
Roche Holding AG	Pharmaceuticals		492	$168,766
SGS SA	Professional Services		12	32,248
Swiss Prime Site AG	Real Estate Management & Development		96	8,735
Swisscom AG	Diversified Telecommunication Services		80	42,545

				803,747

United Kingdom 24.4%
Admiral Group PLC	Insurance		796	26,869
Anglo American PLC	Metals & Mining		3,444	83,518
Auto Trader Group PLC	Interactive Media & Services		2,912	21,195
BAE Systems PLC	Aerospace & Defense		8,744	54,486
Barratt Developments PLC	Household Durables		3,656	22,489
BHP Group PLC	Metals & Mining		6,604	141,196
British American Tobacco PLC	Tobacco		4,724	169,627
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	2,860	12,475
BT Group PLC	Diversified Telecommunication Services		31,612	40,206
Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,260	25,313
Compass Group PLC	Hotels, Restaurants & Leisure		4,536	68,552
Croda International PLC	Chemicals		180	14,544
Diageo PLC	Beverages		5,064	173,489
Direct Line Insurance Group PLC	Insurance		4,080	14,210
Experian PLC	Professional Services		2,400	90,599
Ferguson PLC	Trading Companies & Distributors		436	44,033
GlaxoSmithKline PLC	Pharmaceuticals		8,660	162,561
Halma PLC	Electronic Equipment, Instruments & Components		476	14,430
Hargreaves Lansdown PLC	Capital Markets		1,156	23,344
Hikma Pharmaceuticals PLC	Pharmaceuticals		212	7,109
Imperial Brands PLC	Tobacco		3,908	69,090
Intertek Group PLC	Professional Services		480	39,305
J Sainsbury PLC	Food & Staples Retailing		2,376	5,865
Kingfisher PLC	Specialty Retail		5,864	22,493
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,020	13,645
M&G PLC	Diversified Financial Services		6,672	13,758
Mondi PLC	Paper & Forest Products		1,392	29,504
Next PLC	Multiline Retail		492	37,845
Pearson PLC	Media		2,016	14,314
Persimmon PLC	Household Durables		1,244	39,772
Prudential PLC	Insurance		3,388	48,574
RELX PLC	Professional Services		6,292	140,398
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		10,668	132,937
Smith & Nephew PLC	Health Care Equipment & Supplies		1,728	33,878
Spirax-Sarco Engineering PLC	Machinery		96	13,733
Taylor Wimpey PLC	Household Durables		12,292	17,234
The Berkeley Group Holdings PLC	Household Durables		412	22,520
Unilever NV	Personal Products		3,632	219,342
Unilever PLC	Personal Products		3,484	215,116
William Morrison Supermarkets PLC	Food & Staples Retailing		3,020	6,643

				2,346,211

Total Common Stocks and Other Equity Interests (Cost $8,837,141)				9,570,946

58	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.4%
	Germany 0.4%
d	Fuchs Petrolub SE, 2.236%, pfd.	Chemicals	188	$9,564
a	Porsche Automobil Holding SE, pfd.	Automobiles	448	26,740

	Total Preferred Stocks (Cost $37,179)			36,304

	Total Investments (Cost $8,874,320) 100.1%			9,607,250
	Other Assets, less Liabilities (0.1)%			(6,417)

	Net Assets 100.0%			$9,600,833

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $19,492, representing 0.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $16,216, representing 0.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	1,790,800	$1,283,556	10/02/20	$—	$—
Australian Dollar	DBAB	Sell	1,790,800	1,324,512	10/02/20	40,956	—
Danish Krone	BOFA	Buy	2,086,300	328,663	10/02/20	5	—
Danish Krone	BOFA	Sell	2,086,300	335,326	10/02/20	6,658	—
Euro	BOFA	Buy	1,413,200	1,657,165	10/02/20	25	—
Euro	BOFA	Sell	1,413,200	1,691,223	10/02/20	34,033	—
Great British Pound	BOFA	Buy	585,881	757,416	10/02/20	11	—
Great British Pound	HSBK	Buy	585,881	757,416	10/02/20	11	—
Great British Pound	UBSW	Buy	585,881	757,412	10/02/20	15	—
Great British Pound	BOFA	Sell	585,881	784,629	10/02/20	27,203	—
Great British Pound	HSBK	Sell	585,881	784,641	10/02/20	27,214	—
Great British Pound	UBSW	Sell	585,881	784,633	10/02/20	27,206	—
Israeli Shekel	BOFA	Buy	96,500	28,214	10/02/20	—	(1)
Israeli Shekel	BOFA	Sell	96,500	28,798	10/02/20	584	—
Japanese Yen	BOFA	Buy	251,244,700	2,380,755	10/02/20	34	—
Japanese Yen	BOFA	Sell	251,244,700	2,370,132	10/02/20	—	(10,657)
New Zealand Dollar	BOFA	Buy	131,200	86,724	10/02/20	—	(1)
New Zealand Dollar	BOFA	Sell	131,200	88,670	10/02/20	1,947	—
Norwegian Krone	BOFA	Buy	983,700	105,133	10/02/20	2	—
Norwegian Krone	BOFA	Sell	983,700	113,376	10/02/20	8,242	—
Singapore Dollar	BOFA	Buy	118,800	87,025	10/02/20	2	—
Singapore Dollar	BOFA	Sell	118,800	87,379	10/02/20	352	—
Swedish Krona	BOFA	Buy	1,949,800	217,851	10/02/20	3	—
Swedish Krona	BOFA	Sell	1,949,800	226,132	10/02/20	8,277	—
Swiss Franc	MSCO	Buy	714,000	777,143	10/02/20	—	—
Swiss Franc	MSCO	Sell	714,000	793,655	10/02/20	16,512	—
Hong Kong Dollar	MSCO	Buy	1,313,300	169,458	10/06/20	—	—
Hong Kong Dollar	MSCO	Sell	1,313,300	169,433	10/06/20	—	(25)
Australian Dollar	DBAB	Sell	1,788,500	1,281,977	11/03/20	—	(22)
Danish Krone	BOFA	Sell	2,256,800	355,678	11/03/20	—	(33)
Euro	BOFA	Sell	1,451,200	1,702,828	11/03/20	—	(46)
Great British Pound	BOFA	Sell	606,575	784,284	11/03/20	—	(27)
Great British Pound	HSBK	Sell	606,575	784,290	11/03/20	—	(21)
Great British Pound	UBSW	Sell	606,575	784,288	11/03/20	—	(23)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar	MSCO	Sell	1,198,800	$154,650	11/03/20	$—	$(15)
Israeli Shekel	BOFA	Sell	86,500	25,298	11/03/20	—	(1)
New Zealand Dollar	BOFA	Sell	120,700	79,780	11/03/20	—	(2)
Norwegian Krone	BOFA	Sell	1,022,700	109,302	11/03/20	—	(4)
Singapore Dollar	BOFA	Sell	118,900	87,098	11/03/20	—	(5)
Swedish Krona	BOFA	Sell	2,177,000	243,312	11/03/20	—	(9)
Swiss Franc	MSCO	Sell	744,800	811,381	11/03/20	—	(6)
Swiss Franc	MSCO	Sell	744,800	811,379	11/03/20	—	(7)
Japanese Yen	BOFA	Sell	257,678,800	2,442,581	11/04/20	—	(57)

Total Forward Exchange Contracts						$199,292	$(10,962)

Net unrealized appreciation (depreciation)							$188,330

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 77.

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$20,950,142	$22,888,760	$12,125,209	$8,874,320
Cost – Non-controlled affiliates (Note 3c)	67,200	—	124,200	—

Value – Unaffiliated issuers	$20,609,815	$22,111,668	$13,054,510	$9,607,250
Value – Non-controlled affiliates (Note 3c)	67,200	—	124,200	—
Cash	4,385	2,035	13,368	—
Foreign currency, at value (cost $28,462, $21,436, $29,503 and $7,262)	28,526	21,368	29,480	7,289
Receivables:
Dividends and interest	64,076	95,976	33,436	47,205
Variation margin on futures contracts	1,400	479	253	—
Receivable for tax refund	67,200	—	—	—
Deposits with brokers for:
Futures contracts	4,770	6,579	3,289	—
Unrealized appreciation on OTC forward exchange contracts	—	—	—	199,292

Total assets	20,847,372	22,238,105	13,258,536	9,861,036

Liabilities:
Payables:
Management fees	7,789	8,316	3,667	3,169
Investment securities purchased	81	—	26,076	224,957
Funds advanced by custodian	—	—	—	21,115
Deferred tax	40,944	—	—	—
Payable upon return of securities loaned	67,200	—	124,200	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	10,962

Total liabilities	116,014	8,316	153,943	260,203

Net assets, at value	$20,731,358	$22,229,789	$13,104,593	$9,600,833

Net assets consist of:
Paid-in capital	$55,661,723	$24,735,248	$13,048,833	$9,786,556
Total distributable earnings (loss)	(34,930,365)	(2,505,459)	55,760	(185,723)

Net assets, at value	$20,731,358	$22,229,789	$13,104,593	$9,600,833

Shares outstanding	800,000	800,000	400,000	400,000

Net asset value per share	$25.91	$27.79	$32.76	$24.00

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	61

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$626,441	$373,563	$191,857	$134,809
Non-cash dividends	—	53,883	—	8,146
Income from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	2	(8)
Non-Controlled affiliates (Note 3c)	211	—	42	8

Total investment income	626,652	427,446	191,901	142,955

Expenses:
Management fees (Note 3a)	60,675	47,909	22,623	19,159
Other	110	55	82	—

Total expenses	60,785	47,964	22,705	19,159
Expenses waived/paid by affiliates (Note 3c)	(15)	(1)	(790)	—

Net expenses	60,770	47,963	21,915	19,159

Net investment income	565,882	379,483	169,986	123,796

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,979,338)	(1,152,772)	(491,823)	(816,361)
In-kind redemptions	(3,767,280)	—	(48,113)	—
Foreign currency transactions	(119,731)	2,072	(1,452)	(286)
Forward exchange contracts	—	—	—	(563,725)
Futures contracts	137,556	16,959	12,722	10,420

Net realized gain (loss)	(6,728,793)	(1,133,741)	(528,666)	(1,369,952)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,259,848	4,782,463	3,234,966	2,217,244
Translation of other assets and liabilities denominated in foreign currencies	76,233	1,557	1,566	1,102
Futures contracts	(51,333)	(5,200)	(4,533)	(3,852)
Forward exchange contracts	—	—	—	(24,833)
Change in deferred taxes on unrealized appreciation	(40,944)	—	—	—

Net change in unrealized appreciation (depreciation)	11,243,804	4,778,820	3,231,999	2,189,661

Net realized and unrealized gain (loss)	4,515,011	3,645,079	2,703,333	819,709

Net increase (decrease) in net assets resulting from operations	$5,080,893	$4,024,562	$2,873,319	$943,505

[a]Foreign taxes withheld on dividends	$79,148	$23,768	$11,348	$11,210

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$565,882	$11,640,469	$379,483	$719,261
Net realized gain (loss)	(6,728,793)	(7,582,437)	(1,133,741)	1,622,691
Net change in unrealized appreciation (depreciation)	11,243,804	(22,115,336)	4,778,820	(6,642,585)

Net increase (decrease) in net assets resulting from operations	5,080,893	(18,057,304)	4,024,562	(4,300,633)

Distributions to shareholders	(43,025)	(13,252,802)	(448,131)	(632,323)

Capital share transactions: (Note 2)	(42,017,238)	(255,463,490)	—	6,666,193

Net increase (decrease) in net assets	(36,979,370)	(286,773,596)	3,576,431	1,733,237
Net assets:
Beginning of period	57,710,728	344,484,324	18,653,358	16,920,121

End of period	$20,731,358	$57,710,728	$22,229,789	$18,653,358

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$169,986	$575,032	$123,796	$313,525
Net realized gain (loss)	(528,666)	1,745,461	(1,369,952)	374,263
Net change in unrealized appreciation (depreciation)	3,231,999	(4,248,435)	2,189,661	(1,517,636)

Net increase (decrease) in net assets resulting from operations	2,873,319	(1,927,942)	943,505	(829,848)

Distributions to shareholders	(170,538)	(618,417)	(364,010)	(155,010)

Capital share transactions: (Note 2)	(5,657,629)	(6,115,499)	—	2,596,506

Net increase (decrease) in net assets	(2,954,848)	(8,661,858)	579,495	1,611,648
Net assets:
Beginning of period	16,059,441	24,721,299	9,021,338	7,409,690

End of period	$13,104,593	$16,059,441	$9,600,833	$9,021,338

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. At September 30, 2020, the Funds had no securities on loan.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$34,086	400,000	$12,375,393
Shares redeemed	(1,800,000)	(42,051,324)	(9,400,000)	(267,838,883)

Net increase (decrease)	(1,800,000)	$(42,017,238)	(9,000,000)	$(255,463,490)

	Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	800,000	$23,907,607
Shares redeemed	—	—	(600,000)	(17,241,414)

Net increase (decrease)	—	$—	200,000	$6,666,193

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$1,310	200,000	$6,595,214
Shares redeemed	(200,000)	(5,658,939)	(400,000)	(12,710,713)

Net increase (decrease)	(200,000)	$(5,657,629)	(200,000)	$(6,115,499)

	Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,596,506

Net increase (decrease)	—	$—	100,000	$2,596,506

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisors whereby Advisors has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.45%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning Year	Purchases	Sales	Realized Gain (Loss)	Net Change In (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin LibertyQ Emerging Markets ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$203,119	$(135,919)	$—	$—	$67,200	67,200	$211

Franklin LibertyQ Global Dividend ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$100,850	$(100,850)	$—	$—	$—	—	$—

Franklin LibertyQ Global Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$1,504,265	$(1,380,065)	$—	$—	$124,200	124,200	$42

Franklin LibertyQ International Equity Hedged ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$14,850	$(14,850)	$—	$—	$—	—	$8

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards not subject to expiration:
Short term	$14,909,865	$132,428	$274,474	$—
Long term	11,615,623	477,064	151,477	—

Total capital loss carryforwards	$26,525,488	$609,492	$425,951	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$20,950,142	$22,888,760	$12,249,409	$8,874,320

Unrealized appreciation	$3,098,055	$1,822,404	$1,954,822	$1,389,585
Unrealized depreciation	(3,438,382)	(2,599,496)	(1,025,521)	(656,655)

Net unrealized appreciation (depreciation)	$(340,327)	$(777,092)	$929,301	$732,930

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$6,501,712	$4,409,481	$2,478,553	$2,160,837
Sales	$28,900,790	$4,525,040	$2,923,534	$2,885,343

In-kind transactions associated with creation and redemptions for the period ended September 30, 2020, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$18,261,944	$—	$5,180,438	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Concentration of Risk (continued)

the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2020, Franklin LibertyQ Emerging Markets ETF had 10.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$497	[a]

Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,348	[a]

Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$681	[a]

Franklin LibertyQ International Equity Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$199,292	Unrealized depreciation on OTC forward exchange contracts	$10,962

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

For the period ended September 30, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contract	Futures contracts	$137,556	Futures contracts	$(51,333)

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contract	Futures contracts	$16,959	Futures contracts	$(5,200)

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contract	Futures contracts	$12,722	Futures contracts	$(4,533)

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contract	Futures contracts	$10,420	Futures contracts	$(3,852)

Foreign exchange contracts	Forward exchange contracts	(563,725)	Forward exchange contracts	(24,833)

Totals		$(553,305)		$(28,685)

For the period ended September 30, 2020, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$278,862	$52,829	$33,009	$20,727
Forward exchange contracts	$—	$—	$—	$29,469,392

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Forward exchange contracts	$199,292	$10,962

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$87,378	$(10,843)	$—	$—	$76,535
DBAB	40,956	(22)	—	—	40,934
HSBK	54,431	(21)	—	—	54,410
MSCO	16,512	(53)	—	—	16,459
UBS AG	15	(15)	—	—	—

Total	$199,292	$(10,954)	$—	$—	$188,338

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$10,843	$(10,843)	$—	$—	$—
DBAB	22	(22)	—	—	—
HSBK	21	(21)	—	—	—
MSCO	53	(53)	—	—	—
UBS AG	23	(15)	—	—	8

Total	$10,962	$(10,954)	$—	$—	$8

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See abbreviations on page 77

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,606,595	$3,220	$—	$20,609,815
Short-Term Investments	67,200	—	—	67,200

	$20,673,795	$3,220	$—	$20,677,015

Liabilities:
Other Financial Instruments:
Futures Contracts	$497	$—	$—	$497

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,111,668	$—	$—	$22,111,668

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,348	$—	$—	$1,348

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,042,385	$12,125	$—	$13,054,510
Short-Term Investments	124,200	—	—	124,200

	$13,166,585	$12,125	$—	$13,178,710

Liabilities:
Other Financial Instruments:
Futures Contracts	$681	$—	$—	$681

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,577,619	$29,631	$—	$9,607,250

Other Financial Instruments:
Forward Exchange Contracts	$—	$199,292	$—	$199,292

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$10,962	$—	$10,962

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
ETF	Exchange Traded Fund	HSBK	HSBC Bank PLC
GDR	Global Depositary Receipt	IDR	International Depository Receipt
IDR	International Depositary Receipt	MSCO	Morgan Stanley
NVDR	Non-Voting Depositary Receipt	UBSW	UBS AG
REIT	Real Estate Investment Trust

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Tax Information (unaudited)

At March 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2020, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund Name	Adjusted Foreign Tax Paid per Share	Foreign Source Income per share	Foreign Source Qualified Dividend per share
Franklin LibertyQ Emerging Markets ETF	$1.5967	$12.8988	$9.4184
Franklin LibertyQ Global Dividend ETF	$0.0553	$0.6883	$0.6883
Franklin LibertyQ INTL Equity Hedged ETF	$0.0580	$0.8583	$0.4681

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2021, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2020. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT

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organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 29, 2020. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, and referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin LibertyQ Emerging Markets ETF – The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ International Equity Hedged ETF – The Performance Universe for the Franklin LibertyQ Global Dividend ETF included the Fund and all retail and institutional global equity income funds and exchange-traded funds. The Performance Universe for the Franklin LibertyQ International Equity Hedged ETF included the Fund and all retail and institutional international multi-cap growth funds and exchange-traded funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes, but for the three-year period were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, each Fund’s tracking error was within the tolerance anticipated for such Fund. The Board concluded that the Funds’ performance was satisfactory.

Franklin LibertyQ Global Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap core funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, the Fund’s tracking error was within the tolerance anticipated

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for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ Emerging Markets ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and eight other emerging markets funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the

Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ Global Dividend ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and five other global equity income funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ Global Equity ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and three other global multi-cap core funds. The Board noted that the Management Rate for the Fund was equal to and the actual total expense ratio for the Fund was below the medians of its Expense Group. The Board also noted the small size of the Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ International Equity Hedged ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and five other international multi-cap growth funds. The Board noted that the Management Rate for the Fund was slightly above and the actual total expense ratio for the Fund was below the medians of its Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most

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recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that the Funds commenced operations on June 1, 2016 and that, as of December 31, 2019, each Fund’s net assets were $25 million or below, except for those of the Franklin LibertyQ Emerging Markets ETF, which were approximately $197 million. The Board recognized that there would not likely be any economies of scale for these Funds until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – Non-In-Kind ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis)

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and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Liquidity Risk Management Program – In-Kind ETF

Franklin LibertyQ International Equity Hedged ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Treasury Bond ETF
Franklin Liberty U.S. Core Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty Investment Grade Corporate ETF

This semiannual report for Franklin Liberty Investment Grade Corporate ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +12.47% based on market price and +11.86% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index posted a +10.66% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the six-month period as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished investors’ concerns about solvency, and corporate bonds rebounded significantly. This advance was tempered somewhat in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Oil, Gas & Consumable Fuels	13.9%
Banks	13.2%
Electric Utilities	7.8%
Insurance	5.9%
Energy Equipment & Services	3.6%
Health Care Providers & Services	3.5%
Diversified Telecommunication Services	3.4%
Biotechnology	2.9%
Tobacco	2.8%
Internet & Direct Marketing Retail	2.3%

The U.S. Federal Reserve (Fed), which had already lowered the federal funds target rate to a range of 0.00%–0.25%, implemented unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose only slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted modestly positive returns, aided by the Fed’s decision to purchase agency MBS.

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced significantly. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, also posted a strong performance.

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

U.S. financial markets staged an impressive rebound over the six-month period as support from massive government fiscal stimulus and aggressive Fed interventions helped reverse the pandemic-induced March selloff. Optimism was bolstered by the reopening of parts of the global economy, as well as hopes that a vaccine for COVID-19 would be developed by the end of the year.

Investment-grade (IG) corporate bond spreads rallied during the period, rebounding from wide levels seen in March, when

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
U.S. Treasury 30 Yr. Bond 12/21/2020	1.7%
Total Capital International SA, senior note, 3.455%, 2/19/29	1.6%
Prudential PLC, senior note, 3.125%, 4/14/30	1.6%
AON Corp., senior note, 2.80%, 5/15/30	1.6%
HSBC Holdings PLC, senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	1.6%
Fiserv Inc., senior bond, 3.50%, 7/01/29	1.5%
Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	1.5%
Enterprise Products Operating LLC, senior bond, 4.15%, 10/16/28	1.4%
AT&T Inc., senior note, 3.80%, 2/15/27	1.3%
Energy Transfer Operating LP, senior note, 4.50%, 4/15/24	1.3%

dislocations in the market drove spreads beyond typical recession levels. In response, the Fed pledged to support the IG market through purchases of exchange-traded funds, purchases of IG bonds in the secondary market, and offering direct lending to higher-quality companies. As a result, market function improved, lowering bid/ask spreads and attracting funds back into the sector. Strong demand supported the market as the period progressed despite heavy new issue supply, as investors looked to IG bonds as a relative safe source of yield.

Meanwhile, economic data such as non-farm payrolls and manufacturing sentiment continued to improve during the period. Standard & Poor’s® 500 Index corporate earnings were weaker versus the prior year, although investors mostly looked through what they perceived as the short-term influence of the economic shutdowns. Government bond yields were stable during the period.

Lower government bond yields globally helped demand for IG corporate bonds, a higher yielding alternative. Corporate bond issuance levels set records for five of the six months during the period, as IG companies sought to improve cash liquidity or pay down short-term borrowings.

The Fund outperformed its benchmark on a net basis for the period. Quality allocation was a major positive performance driver, as well as industry allocation and yield curve positioning. Security selection was a slight detractor.

The Fund’s overweight position in BBB rated bonds helped performance, as lower quality bonds outperformed in the recovery from March’s market selloff. We had retained this

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

position based on our view that the Fund’s individual holdings were well placed to withstand the economic slowdown caused by the pandemic.

Industry allocations that contributed to performance included an overweight in the energy sector and underweights in the banking and consumer non-cyclical sectors. We kept the Fund’s duration positioning close to neutral relative to the benchmark for most of the period. Contributors on an individual company basis included Truist Financial, Aflac and Devon Energy. Detractors included Valero Energy, Schlumberger and Waste Management.

The Fund held primarily cash bonds during the period, but used credit index derivatives to gain market exposure on a temporary, tactical basis. The Fund also used interest rate futures contracts to manage duration exposure.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+11.86%	+12.47%	+11.86%	+12.47%
1-Year	+7.86%	+7.60%	+7.86%	+7.60%
3-Year	+19.91%	+19.52%	+6.24%	+6.12%
Since Inception (10/3/16)	+22.16%	+22.06%	+5.14%	+5.12%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.93%	1.69%	1.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.443417

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.35%	0.58%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,118.60	$1.86	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Ultra Short Bond ETF

This semiannual report for Franklin Liberty Ultra Short Bond ETF covers the period since the Fund’s inception on July 14, 2020, through September 30, 2020.

Your Fund’s Goal and Main Investments

A high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

For the period since inception on July 14, 2020, through September 30, 2020, the Fund posted cumulative total returns of +0.42% based on market price and +0.38% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.03% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, had a slight negative return during the period since the Fund’s inception on July 14, 2020, through September 30, 2020, as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to perceived safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished many investors’ concerns about solvency, and corporate bonds seemed to

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	18.2%
Capital Markets	8.0%
Health Care Providers & Services	6.2%
Energy Equipment & Services	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.1%
Consumer Finance	4.0%
Beverages	4.0%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	2.2%

stabilize. The corporate bond market’s recovery was somewhat tempered in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

The Fed maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would potentially remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, declined slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, posted slightly positive total returns, aided by the Fed’s program to purchase agency MBS.

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 54.

8	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

many investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced. In contrast, investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, posted a slight negative return.

Investment Strategy

The Fund targets securities with an estimated average portfolio duration of one year or less. The Fund invests predominantly in U.S. dollar denominated, investment-grade debt securities and investments. The Fund generally expects to invest a substantial portion of its assets in cash, cash equivalents and high-quality money market securities, including commercial paper, certificates of deposit, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest in securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. The Fund may also invest in mortgage dollar rolls, asset-backed securities and U.S. dollar denominated foreign securities

The Fund may enter into certain interest rate-related derivatives to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Government and Fed stimulus efforts have helped fuel a rebound in the U.S. economy and financial markets in the third quarter. Consumer confidence rebounded in September to a post-pandemic high as Americans became more confident about both the current and near-term outlooks. Retail sales and existing home sales also posted gains from the

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
JPMorgan Chase & Co., senior note, FRN thereafter, 2.056%, 4/25/23	4.0%
Discover Card Execution Note Trust, Series 2017-A5, Class A5, A5, FRN thereafter, 0.785%, 12/15/26	4.0%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, A5, FRN thereafter, 0.81%, 4/22/26	4.0%
The Walt Disney Co.	4.0%
HSBC USA Inc. 1/04/21	4.0%
LYB International Finance BV, senior note, 4.00%, 7/15/23	2.2%
Healthcare Realty Trust Inc., senior bond, 3.75%, 4/15/23	2.1%
CVS Health Corp., senior note, 3.70%, 3/09/23	2.1%
Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	2.1%
Capital One Financial Corp., senior note, 144A, 2.60%, 5/11/23	2.1%

depressed levels in the second quarter. The upturn in the U.S. and global manufacturing sector gathered steam as the Institute for Supply Management’s manufacturing survey remained comfortably above its neutral expansion/contraction threshold throughout the period. While still well below February’s pre-pandemic highs, U.S. employment levels have increased sharply, and the nation’s unemployment rate fell beginning in June through period-end.

With the federal funds target rate anchored at 0.00%–0.25%, short-term government bond yields remained stable during the period, with the two-year U.S. Treasury yield moving from 0.16% in mid-July to 0.13% at period-end. Lower government bond yields globally helped demand for investment grade (IG) corporate bonds, a higher yielding alternative. As a result, IG corporate bond spreads rallied during the period, aided by the Fed’s pledge to support the IG market particularly on the short end of the yield curve. Most high quality short-term fixed income sectors posted modestly positive returns for the period with spread sectors outperforming government sectors.

Our overweighting to corporate credit was a major contributor to relative performance as tighter spreads and Fed support helped IG credit outperform short-term Treasuries. Industry allocations that contributed to performance included overweighted positions in banking, energy and real estate investment trusts. Individual contributors included Canadian Imperial Bank, Bank of Montreal and MPLX, while detractors included Bank of NY Mellon, American Express Credit Account Master Trust and Woodside Finance. Duration positioning had minimal impact on relative performance.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

While the Fund has the ability to invest in derivative securities, it held no derivatives during the period under review.

Thank you for your participation in Franklin Liberty Ultra Short Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (7/14/20)	+0.38%	+0.42%	+1.79%	+1.97%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.05%	0.49%	-2.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (7/14/20–9/30/20)

Net Investment Income
$0.094651

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.15%	0.75%

All investments involve risk, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund is not a money market fund and does not seek to maintain a stable net value of $1.00 per share. Interest rate movements, unanticipated changes in mortgage prepayment rates and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in opposite direction of interest rates. Therefore, as the price of bonds in the Fund adjust to rise in interest rates, the Fund’s share price may decline. By focusing its investments in financials related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wide variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies and such industries. The Fund’s investment in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities involves special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 7/14/20[1]	Ending Account Value 9/30/20	Expenses Paid During Period 7/14/20–9/30/20[2,3]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,003.80	$0.32	$1,010.36	$0.32	0.15%

1. 7/14/20 for Actual; 4/1/20 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 79/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Core Bond ETF

This semiannual report for Franklin Liberty U.S. Core Bond ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.50% based on market price and +4.42% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the U.S. investment-grade, taxable bond market, posted a +3.53% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the six-month period as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished investors’ concerns about solvency, and corporate bonds rebounded significantly. This advance was tempered somewhat in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

The U.S. Federal Reserve (Fed), which had already lowered the federal funds target rate to a range of 0.00%–0.25%,

Portfolio Composition

Based on Total Net Assets as of 9/30/20

U.S. Government & Agency Securities	33.7%
Corporate Bonds & Notes	31.8%
Mortgage-Backed Securities	26.7%
Foreign Government and Agency Securities	2.9%
Municipal Bonds	2.2%
Long Futures	1.7%
Asset-Backed Securities	1.3%
Investments from Cash Collateral Received for Loaned Securities	0.9%
Short Futures	(4.0)%

implemented unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose only slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted modestly positive returns, aided by the Fed’s decision to purchase agency MBS.

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced significantly. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, also posted a strong performance.

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

14	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. CORE BOND ETF

Investment Strategy

The Fund invests predominantly in investment-grade bonds of U.S. issuers, including government, corporate-debt, mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, and private issuers, including commercial mortgage-backed securities. Under normal market conditions, the Fund is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index.

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

During the six-month period, the Fund outperformed its benchmark. In terms of drivers of return relative to the benchmark, our overweighted allocation to the investment-grade corporate credit sector as well as security selection within the sector was a major contributor to returns. Our allocation to sovereign emerging markets debt also enhanced results, although this effect was partially offset by negative

Top 10 Holdings

9/30/20

% of Total Net Assets
U.S Treasure Note, 2.125%, 2/29/24	6.1%
U.S. Treasury Note, 1.875%, 9/30/22	4.2%
U.S. Treasury Note, 1.375%, 8/31/23	4.0%
U.S. Treasury Note, 0.50%, 3/31/25	3.2%
U.S. Treasury Bond, 3.50%, 2/15/39	2.4%
Federal National Mortgage Association, 2.50%,8/1/50	2.3%
Federal National Mortgage Association, 3.00%,8/1/50	2.2%
U.S. Treasury Bond, 2.25%, 8/15/46	2.1%
U.S. Treasury Note, 1.50%, 3/31/23	1.9%
Federal National Mortgage Association, 3.00%, 3/1/50	1.9%

security selection within the sector. Additionally, security selection within the fixed-rate agency MBS sector also contributed to returns. In contrast, our underweighted positioning in commercial MBS weighed on returns over the period. Although the Fund maintained a duration similar to that of the benchmark, yield curve positioning marginally detracted from performance.

Thank you for your participation in Franklin Liberty U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Patrick Klein, Ph.D.

Tina Chou

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN LIBERTY U.S. CORE BOND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+4.42%	+4.50%	+4.42%	+4.50%
1-Year	+6.90%	+6.85%	+6.90%	+6.85%
Since Inception (9/17/19)	+7.68%	+7.76%	+7.41%	+7.48%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.49%	1.22%	1.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.341680

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.15%	0.19%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	17

FRANKLIN LIBERTY U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,044.20	$0.77	$1,024.32	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

18	Semiannual Report	franklintempleton.com

Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +26.69% based on market price and +26.43% based on net asset value (NAV). In comparison, the Russell 1000® Index posted a +33.36% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), advanced significantly during the six months under review, as markets began to recover from the disruption created by the novel coronavirus (COVID-19). Before the period began, equity prices declined significantly due to the impact of the virus and related restrictions on travel, gatherings and economic activity. However, a steady equity market recovery amid unprecedented monetary and fiscal support led stocks, as measured by the S&P 500, to reach all-time price highs in early September 2020. Nonetheless, several risks tempered investors’ enthusiasm in the period’s final month, including persistent COVID-19 infection rates, fading hopes for additional stimulus, and uncertainties surrounding the upcoming presidential election.

Shortly before the beginning of the reporting period, the U.S. Federal Reserve (Fed) lowered the federal funds target rate to a range of 0.00%–0.25% and implemented a policy of

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Information Technology	26.5%
Health Care	14.2%
Consumer Discretionary	12.4%
Communication Services	10.1%
Financials	9.8%
Industrials	8.7%
Consumer Staples	6.6%
Real Estate	3.2%
Utilities	2.9%
Materials	2.8%

unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning. Additionally, the Fed announced in August 2020 that future interest rates could potentially remain low, even if inflation persistently exceeded the Fed’s 2% target. During the period, the federal government also passed several rounds of fiscal stimulus, providing aid to businesses, state and local governments and individuals.

The monetary and fiscal stimulus measures helped equities gain substantially for the period’s first five months, even as the economy struggled. The longest U.S. economic expansion in history ended in February (before the beginning of the period), according to the National Bureau of Economic Research, and the country slipped into a deep recession with second-quarter 2020 gross domestic product (GDP) declining at a record pace. Social distancing requirements weighed on businesses that require in-person contact, particularly brick-and-mortar retailers and travel and leisure companies. As a result, the unemployment rate surged to 14.7% in April as many businesses announced mass layoffs, but conditions began to improve as stimulus measures helped support consumer spending, and unemployment fell to 7.9% by period-end.2 Economic growth resumed in the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its pre-pandemic level.

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 47.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

The improving economic conditions buoyed stocks, and many investors were optimistic the economy would continue to improve as restrictions eased and potential COVID-19 vaccines and treatments were developed. Late in the period, however, some signs emerged that the economic recovery was stalling, including persistently high unemployment claims and low consumer confidence, leading stocks to reverse some of their earlier gains.

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.3 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The Fund generated strong positive absolute returns but underperformed its benchmark, the Russell 1000® Index, for the six-month period. Stock selection in the information technology sector was a significant detractor from relative performance during the period. While our holding in Apple delivered absolute gains, its underweighting resulted in negative relative performance. A position in Automatic Data Processing was another key detractor from relative returns. The provider of human resources management software faced significant headwinds related to COVID-19 with the destabilization of the job market. In contrast, an investment in chipmaker Synopsys added to the Fund’s results.

Security selection and an underweighting in Amazon.com detracted from relative performance in the consumer

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
Apple Inc. Information Technology	1.6%
Intuit Inc. Information Technology	1.6%
Microsoft Corp. Information Technology	1.6%
Synopsys Inc. Information Technology	1.6%
Automatic Data Processing Inc. Information Technology	1.5%
Texas Instruments Inc. Information Technology	1.5%
Black Knight Inc. Information Technology	1.5%
Analog Devices Inc. Information Technology	1.5%
Mastercard Inc., A Information Technology	1.5%
Oracle Corp. Information Technology	1.4%

discretionary sector. The e-commerce giant saw high demand for its retail, entertainment and cloud services as COVID-19 stay-at-home orders were extended. Nearly every major business operated by the company is becoming more relevant as a result of the pandemic crisis and the broader digital transformation opportunity. Conversely, the consumer discretionary sector included several top contributors, including Tractor Supply, Target and NVR. Both Tractor Supply and Target have benefited from early designations as essential retailers during the pandemic, while low interest rates and high demand for new construction lifted the shares of homebuilder NVR.

Low oil prices and refining margins along with a slowdown in energy demand have been a drag on the shares of oil companies, including our holding in Royal Dutch Shell. Elsewhere, Baxter International was a drag on relative returns in the health care sector. The company primarily focuses on products to treat hemophilia, kidney disease, immune disorders and other chronic and acute medical conditions. In contrast, a position in United Parcel Service was a leading contributor in the industrials sector. The package delivery company has profited from the boom in e-commerce as a result of COVID-19.

3. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+26.43%	+26.69%	+26.43%	+26.69%
1-Year	+7.67%	+7.83%	+7.67%	+7.83%
3-Year	+44.24%	+45.00%	+12.99%	+13.18%
Since Inception (9/20/16)	+66.19%	+66.54%	+13.44%	+13.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.288658

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.29%	0.53%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,264.30	$1.65	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

24	Semiannual Report	franklintempleton.com

Franklin Liberty U.S. Treasury Bond ETF

This semiannual report for Franklin Liberty U.S. Treasury Bond ETF covers the period since the Fund’s inception on June 9, 2020, through September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury.

Performance Overview

For the period since inception on June 9, 2020, through September 30, 2020, the Fund posted cumulative total returns of +1.43% based on market price and +1.31% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Treasury Index, which measures the performance of U.S. Treasury bills, posted a +1.26% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the period since the Fund’s inception on June 9, 2020, through September 30, 2020, as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to perceived safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished many investors’ concerns about solvency, and corporate bonds rebounded. This advance was tempered somewhat in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

Portfolio Composition

Based on Total Net Assets as of 9/30/20

U.S. Government & Agency Securities	96.5%
Mortgage-Backed Securities	2.4%
Short-Term Investments & Other Net Assets	1.1%

The Fed maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would potentially remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted slightly positive total returns, aided by the Fed’s program to purchase agency MBS.

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered many investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, also posted a positive performance.

Investment Strategy

The Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills and notes and investments that provide exposure to direct

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 51.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

obligations of the U.S. Treasury. The Fund may also invest in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including government sponsored entities and mortgage-backed securities (MBS).

In addition, the Fund may purchase or sell MBS on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

To pursue its investment goal, the Fund may enter into certain interest rate-related derivative transactions, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

During the period since the Fund’s inception on June 9, 2020, through September 30, 2020, the Fund posted a positive return, outperforming the benchmark Bloomberg Barclays U.S. Treasury Index.

Our non-benchmark allocation to Treasury Inflation-Protected Securities as well as security selection within the fixed-rate agency MBS sector were the primary contributors to relative performance. In contrast, our overall duration positioning detracted from relative returns over the period.

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
U.S. Treasury Note , 2.50%, 5/15/24	3.6%
U.S. Treasury Note , 2.125%, 3/31/24	3.3%
U.S. Treasury Note , 1.50%, 8/31/21	3.2%
U.S. Treasury Note , 2.00%, 4/30/24	3.2%
U.S. Treasury Note , 2.875%, 11/30/23	3.1%
U.S. Treasury Note , 2.375%, 8/15/24	3.1%
U.S. Treasury Note , 0.25%, 8/31/25	3.0%
U.S. Treasury Note , 2.375%, 2/29/24	3.0%
U.S. Treasury Note , 1.625%, 5/15/26	3.0%
U.S. Treasury Note , 2.50%, 2/15/22	2.9%

Thank you for your participation in Franklin Liberty U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/9/20)	+1.31%	+1.43%	+4.30%	+4.70%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.98%	0.74%	0.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (6/9/20–9/30/20)

Net Investment Income
$0.128580

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.09%	0.59%

All investments involve risks, including possible loss of principal. Notional exposure figures are intended to estimate the portfolio’s exposure, including any hedged or increased exposure through certain derivatives held in the portfolio (or their underlying reference assets). Average duration and average weighted maturity reflect certain derivatives held in the portfolio (or their underlying reference assets). Portfolio composition percentages may not total 100% and may be negative due to rounding, use of any derivatives, unsettled trades or other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 6/9/20[1]	Ending Account Value 9/30/20	Expenses Paid During Period 6/9/20–9/30/20[2,3]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,013.10	$0.28	$1,015.20	$0.28	0.09%

1. 6/9/20 for Actual; 4/1/20 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 114/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.22	$24.09	$23.97	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.32	0.73	0.82	0.80	0.32

Net realized and unrealized gains (losses)	2.54	0.27	0.21	(0.22)	(0.78)

Total from investment operations	2.86	1.00	1.03	0.58	(0.46)

Less distributions from:

Net investment income	(0.44)	(0.81)	(0.91)	(0.82)	(0.33)

Net realized gains	—	(0.06)	—	—	—

Total Distributions	(0.44)	(0.87)	(0.91)	(0.82)	(0.33)

Net asset value, end of period	$26.64	$24.22	$24.09	$23.97	$24.21

Total return[d]	11.86%	4.02%	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.58%	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.37%	0.40%

Net investment income	2.39%	2.86%	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of period (000’s)	$1,029,827	$553,338	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	34.64%[g]	52.17%[g]	22.02%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	34.64%	52.17%	—%	—%	—%

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 98.7%
	Aerospace & Defense 1.2%
	Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	$5,127,628
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	5,000,000	7,193,448

				12,321,076

	Air Freight & Logistics 0.6%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	5,400,000	6,688,807

	Airlines 0.5%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	5,000,000	5,135,578

	Banks 13.2%
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	6,215,872
	Bank of America Corp., senior note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	4,300,000	4,552,328
	sub. bond, 4.183%, 11/25/27	United States	10,150,000	11,659,849
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	11,900,000	13,184,802
a	BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	13,120,489
	Citigroup Inc., senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	6,600,000	7,417,340
	senior note, 2.876% to 07/24/22, FRN thereafter, 7/24/23	United States	1,500,000	1,557,230
	HSBC Holdings PLC, senior bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31	United Kingdom	3,000,000	3,111,922
	senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	16,500,000	16,471,438
	JPMorgan Chase & Co., senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,536,922
	sub. bond, 4.25%, 10/01/27	United States	7,100,000	8,273,507
a	National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	11,887,710
	SVB Financial Group, senior note, 3.125%, 6/05/30	United States	2,100,000	2,349,978
	Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,635,846
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,382,886
	Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,789,989
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	5,185,000	6,488,583

				135,636,691

	Beverages 1.4%
	Anheuser-Busch InBev Worldwide Inc., senior bond, 3.50%, 6/01/30	Belgium	9,000,000	10,257,718
	senior bond, 5.80%, 1/23/59	Belgium	3,000,000	4,290,075

				14,547,793

	Biotechnology 2.9%
	AbbVie Inc., [a] senior bond, 144A, 4.25%, 11/21/49	United States	3,000,000	3,562,158
	[a] senior note, 144A, 2.95%, 11/21/26	United States	12,000,000	13,089,950
	Amgen Inc., senior note, 2.45%, 2/21/30	United States	10,000,000	10,618,310
	Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	1,800,000	2,320,801

				29,591,219

	Building Products 0.9%
a	Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	8,500,000	9,017,681

	Capital Markets 2.0%
	Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,475,785
	Credit Suisse Group AG, [a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,353,091
	[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	6,400,000	6,666,399
	Morgan Stanley, senior note, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	1,000,000	1,048,374

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Capital Markets (continued)
	The Goldman Sachs Group Inc., senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	$3,315,559
	sub. note, 4.25%, 10/21/25	United States	1,475,000	1,677,662

				20,536,870

	Chemicals 1.0%
	EI du Pont de Nemours and Co., senior note, 1.70%, 7/15/25	United States	1,500,000	1,557,220
	The Sherwin-Williams Co., senior bond, 2.30%, 5/15/30	United States	8,400,000	8,788,134

				10,345,354

	Commercial Services & Supplies 0.2%
a	Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,821,025

	Consumer Finance 1.8%

	Capital One Financial Corp.,
	senior bond, 3.80%, 1/31/28	United States	10,500,000	11,743,821
	senior note, 3.20%, 1/30/23	United States	2,900,000	3,063,299
a	Credit Agricole SA, senior note, 144A, 1.907% to 6/16/25, FRN thereafter, 6/16/26	France	4,000,000	4,096,380

				18,903,500

	Containers & Packaging 0.9%

	WRKCo Inc.,
	senior bond, 4.90%, 3/15/29	United States	6,300,000	7,774,501
	senior note, 3.90%, 6/01/28	United States	1,000,000	1,145,119

				8,919,620

	Diversified Financial Services 1.6%
	AON Corp., senior note, 2.80%, 5/15/30	United States	15,400,000	16,667,672

	Diversified Telecommunication Services 3.4%
	AT&T Inc., senior bond, 4.30%, 2/15/30	United States	3,000,000	3,557,327
	senior note, 3.80%, 2/15/27	United States	11,800,000	13,320,482
	Bell Canada Inc., senior bond, 4.30%, 7/29/49	Canada	6,000,000	7,398,857
	France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,772,570

				35,049,236

	Electric Utilities 7.8%
	Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,303,831
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	2,565,000	3,262,489
	Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,000,000	4,849,926
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Portugal	8,000,000	7,963,514
a	Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,616,831
	Enel Finance International NV, [a] senior bond, 144A, 4.75%, 5/25/47	Italy	1,300,000	1,611,644
	[a] senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	15,026,566
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	11,723,092
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	3,545,000	4,247,596
	senior bond, 4.75%, 9/01/40	United States	2,950,000	3,635,245
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,414,180
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	360,698
	Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	8,202,217
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	7,400,000	7,886,713

				80,104,542

32	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electronic Equipment, Instruments & Components 2.0%
	Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	$5,795,778
	FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	9,700,000	9,940,347
	Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,000,000	5,325,775

				21,061,900

	Energy Equipment & Services 3.6%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond, 3.337%, 12/15/27	United States	6,800,000	7,227,156
	senior bond, 4.08%, 12/15/47	United States	2,485,000	2,487,601
	Schlumberger Holdings Corp.,
	[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,222,146
	[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,824,798
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	14,700,000	16,911,807

				36,673,508

	Entertainment 0.9%
	The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	4,300,000	6,338,896
	senior note, 1.75%, 1/13/26	United States	2,400,000	2,496,512

				8,835,408

	Equity Real Estate Investment Trusts (REITs) 1.7%
	Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	7,000,000	7,404,083
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	9,000,000	9,632,696

				17,036,779

	Food & Staples Retailing 0.8%
	Walmart Inc., senior bond, 3.95%, 6/28/38	United States	7,000,000	8,782,431

	Gas Utilities 0.3%
	Dominion Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	3,000,000	3,505,105

	Health Care Providers & Services 3.5%
	Anthem Inc, Sr. Unsecured, 3.50%, 8/15/24	United States	4,000,000	4,376,180
	Anthem Inc., senior bond, 3.70%, 9/15/49	United States	1,000,000	1,116,207
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	5,450,000	7,113,979
	senior note, 4.50%, 2/25/26	United States	6,500,000	7,584,953
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	8,300,000	10,610,592
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,100,000	5,733,296

				36,535,207

	Hotels, Restaurants & Leisure 0.4%
	Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	4,700,000	4,676,717

	Household Durables 0.6%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	5,500,000	6,033,180

	Household Products 2.1%
a	Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,100,000	10,298,415
	The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	11,617,607

				21,916,022

	Industrial Conglomerates 0.7%
	Honeywell International Inc., senior bond, 1.95%, 6/01/30	United States	7,000,000	7,376,771

	Insurance 5.9%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	4,750,000	6,122,413
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	5,900,000	6,363,179
	AXA SA 8.60%, 12/15/30	France	8,100,000	12,394,925
	Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	5,700,000	7,968,988
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,115,447

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
	Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	15,100,000	$16,836,695
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,000,000	5,001,288

				60,802,935

	Interactive Media & Services 1.3%
a	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	13,222,794

	Internet & Direct Marketing Retail 2.3%
	Alibaba Group Holding Ltd., senior note, 3.125%, 11/28/21	China	5,800,000	5,952,718
	senior note, 3.40%, 12/06/27	China	9,700,000	10,877,176
	Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	6,620,880

				23,450,774

	IT Services 1.5%
	Fiserv Inc., senior bond, 3.50%, 7/01/29	United States	13,800,000	15,747,196

	Machinery 0.8%
	Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	7,400,000	8,136,444

	Media 2.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior bond, 2.80%, 4/01/31	United States	6,000,000	6,242,811
	senior secured note, first lien, 4.50%, 2/01/24	United States	1,500,000	1,664,000
	Comcast Corp., senior bond, 4.95%, 10/15/58	United States	5,900,000	8,488,190
	Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	4,016,581

				20,411,582

	Multi-Utilities 0.9%
	Berkshire Hathaway Energy Co., senior bond, 3.80%, 7/15/48	United States	5,800,000	6,739,304
	Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,612,897

				9,352,201

	Multiline Retail 1.2%
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	5,050,000	5,433,661
	senior note, 4.00%, 5/15/25	United States	6,100,000	6,889,426

				12,323,087

	Oil, Gas & Consumable Fuels 13.9%
	Aker BP ASA, [a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	3,310,311
	[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	4,868,547
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,311,436
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	6,700,000	7,642,586
	Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,511,131
	Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	2,510,481

	Energy Transfer Operating LP,
	senior bond, 6.05%, 6/01/41	United States	1,100,000	1,106,037
	senior note, 4.50%, 4/15/24	United States	12,500,000	13,253,303
	Enterprise Products Operating LLC, senior bond, 4.15%, 10/16/28	United States	12,200,000	14,271,059
	senior bond, 5.10%, 2/15/45	United States	1,970,000	2,293,218
	Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	7,800,000	8,435,165
	senior bond, 3.567%, 3/06/45	United States	5,000,000	5,510,395

34	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	2,100,000	$2,503,337
senior note, 4.30%, 3/01/28	United States	11,500,000	13,098,701
MPLX LP, senior bond, 5.50%, 2/15/49	United States	1,775,000	1,989,160
senior note, 4.875%, 12/01/24	United States	5,000,000	5,587,999
senior note, 4.875%, 6/01/25	United States	8,000,000	9,080,734
Shell International Finance BV, senior bond, 3.25%, 4/06/50	Netherlands	7,000,000	7,382,108
The Williams Companies Inc., senior note, 4.30%, 3/04/24	United States	2,200,000	2,409,202
The Williams Cos. Inc., senior bond, 4.85%, 3/01/48	United States	1,900,000	2,136,007
TransCanada PipeLines Ltd., senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,480,699
senior note, 6.10%, 6/01/40	Canada	3,400,000	4,518,177
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	8,994,649

			143,204,442

Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Brazil	5,000,000	5,018,500

Pharmaceuticals 2.1%

Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	2,700,000	3,406,029
senior bond, 5.00%, 8/15/45	United States	4,200,000	5,882,299
Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	Unted States	2,200,000	2,201,654
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/09/50	Japan	10,200,000	10,500,818

			21,990,800

Real Estate Management & Development 0.6%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,496,743
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,447,537

			5,944,280

Road & Rail 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	3,700,000	5,308,737

CSX Corp.,
senior bond, 4.25%, 3/15/29	United States	4,600,000	5,546,430
senior bond, 4.25%, 11/01/66	United States	1,800,000	2,239,631

			13,094,798

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp., senior note, 3.70%, 7/29/25	United States	5,000,000	5,690,172
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	3,089,660
Micron Technology Inc., senior note, 2.497%, 4/24/23	United States	2,100,000	2,182,448

			10,962,280

Software 1.6%

Microsoft Corp.,
senior bond, 2.675%, 6/01/60	United States	3,600,000	3,797,453
senior note, 2.65%, 11/03/22	United States	2,500,000	2,616,253
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,300,000	10,038,147

			16,451,853

Specialty Retail 1.0%

AutoZone Inc.,
senior bond, 1.65%, 1/15/31	United States	7,000,000	6,891,463
senior note, 3.75%, 4/18/29	United States	3,300,000	3,819,773

			10,711,236

franklintempleton.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Tobacco 2.8%
a	BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	$7,233,225

	Imperial Brands Finance PLC,
	[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,694,120
	[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	13,030,882
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	3,705,000	4,509,658

				28,467,885

	Wireless Telecommunication Services 1.9%
a	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	5,500,000	6,493,437
a	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
	III LLC, first lien, 144A, 3.36%, 3/20/23	United States	1,950,000	1,974,892

	T-Mobile USA Inc.,
	[a] senior note, 144A, 2.05%, 2/15/28	United States	3,550,000	3,632,680
	[a] senior note, 144A, 3.75%, 4/15/27	United States	7,000,000	7,843,780

				19,944,789

	Total Corporate Bonds & Notes (Cost $983,972,625)			1,016,957,568

	Total Investments before Short Term Investments (Cost $983,972,625)			1,016,957,568

	Short Term Investments 0.8%
	U.S. Government & Agency Securities (Cost $8,180,000) 0.8%
b	FHLB, 10/01/20	United States	8,180,000	8,180,000

	Total Investments (Cost $992,152,625) 99.5%			1,025,137,568
	Other Assets, less Liabilities 0.5%			4,689,651

	Net Assets 100.0%			$1,029,827,219

See Abbreviations on page 76.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $207,051,256, representing 20.1% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond	Long	102	$17,980,688	12/21/20	$(6,520)
CME Ultra Long Term U.S. Treasury Bond	Short	14	3,105,375	12/21/20	(42,458)
Ultra 10 Yr. U.S. Treasury Note	Short	64	10,235,000	12/21/20	(70,127)
U.S. Treasury 5 Yr. Note	Short	116	14,619,625	12/31/20	(29,147)
U.S. Treasury 10 Yr. Note	Short	124	17,301,875	12/21/20	(69,444)

Total Futures Contracts					$(217,696)

*As of period end.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2020 (unaudited)
		Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.44	$25.00

Income from investment operations[b]:

Net investment income[c]	0.22	0.29

Net realized and unrealized gains (losses)	0.90	0.49

Total from investment operations	1.12	0.78

Less distributions from:

Net investment income	(0.34)	(0.31)

Net realized gains	—	(0.03)

Total Distributions	(0.34)	(0.34)

Net asset value, end of period	$26.22	$25.44

Total return[d]	4.42%	3.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.16%	0.19%

Expenses net of waiver and payments by affiliates	0.15%	0.15%

Net investment income	1.98%	2.14%

Supplemental data

Net assets, end of period (000’s)	$1,655,910	$853,532

Portfolio turnover rate[f]	65.37%[g]	65.93%[g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	65.37%	65.93%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 31.8%
	Aerospace & Defense 0.3%
	Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$2,063,109
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	3,308,986

				5,372,095

	Air Freight & Logistics 0.5%

	FedEx Corp.,
	senior bond, 4.05%, 2/15/48	United States	2,000,000	2,311,784
	senior note, 3.80%, 5/15/25	United States	2,050,000	2,318,944
	United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	2,800,000	4,141,846

				8,772,574

	Airlines 0.5%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	7,700,000	7,908,790

	Banks 2.2%
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,102,816
	Bank of America Corp., senior note, 2.881% to 4/24/22, FRN thereafter, 4/24/23	United States	1,000,000	1,034,315
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	5,150,000	5,706,028
a	BPCE SA, sub. Note, 144A, 4.875%, 4/01/26	France	1,800,000	2,051,814

	Citigroup Inc.,
	senior bond, 5.875%, 1/30/42	United States	1,100,000	1,613,228
	sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,739,605

	HSBC Holdings PLC,
	senior note, FRN thereafter, 2.013%, 9/22/28	United Kingdom	4,100,000	4,060,092
	senior note, FRN thereafter, 2.357%, 8/18/31	United Kingdom	1,300,000	1,290,612
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,338,086

	JPMorgan Chase & Co.,
	senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,134,231
	sub. bond, 3.625%, 12/01/27	United States	2,100,000	2,352,120
	Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	1,000,000	1,657,807
	Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,435,704

	Wells Fargo & Co.,
	senior bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	3,700,000	3,952,789
	senior note, 2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	2,000,000	2,080,298

				36,549,545

	Beverages 0.5%

	Anheuser-Busch InBev Worldwide Inc.,
	senior bond, 3.50%, 6/01/30	United States	6,000,000	6,838,479
	senior bond, 5.55%, 1/23/49	United States	1,200,000	1,633,736

				8,472,215

	Biotechnology 0.4%

	AbbVie Inc.,
	[a] senior note, 144A, 2.95%, 11/21/26	United States	5,300,000	5,781,395
	[a] Sr Unsecured, 144A, 4.75%, 3/15/45	United States	1,400,000	1,694,730

				7,476,125

	Building Products 0.3%
a	Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	3,000,000	3,182,711
	CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	2,015,289

				5,198,000

	Capital Markets 1.1%
a	Credit Suisse Group AG, senior note, 144A, 2.997% to 12/14/22, FRN therafter, 12/14/23	Switzerland	3,750,000	3,906,093

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Capital Markets (continued)
	Morgan Stanley, senior note, 3.622% to 4/01/30, FRN thereafter, 40/01/31	United States	2,700,000	$3,090,400
	sub. bond, 3.95%, 4/23/27	United States	3,600,000	4,072,912
	The Goldman Sachs Group Inc., senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,806,199
	senior bond, 3.81% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	4,102,963

				17,978,567

	Chemicals 1.2%
b	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	Hong Kong	5,200,000	5,751,637
	EI du Pont de Nemours and Co., senior bond, 2.30%, 7/15/30	United States	6,000,000	6,374,786

	The Sherwin-Williams Co.,
	senior bond, 2.30%, 5/15/30	United States	1,600,000	1,673,930
	senior note, 2.95%, 8/15/29	United States	4,900,000	5,399,872

				19,200,225

	Commercial Services & Supplies 0.3%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,307,914

	Consumer Finance 0.5%

	Capital One Financial Corp.,
	senior note, 3.75%, 3/09/27	United States	4,850,000	5,390,326
	senior sub. note, 4.20%, 10/29/25	United States	2,000,000	2,219,351

				7,609,677

	Containers & Packaging 0.1%
	Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,069,477
	WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,264,118

				2,333,595

	Diversified Financial Services 0.9%
	AON Corp., senior note, 2.80%, 5/15/30	United States	7,200,000	7,792,678
	Unilever Capital Corp. 5.90%, 11/15/32	United Kingdom	4,700,000	6,917,030

				14,709,708

	Diversified Telecommunication Services 1.1%
	AT&T Inc., senior note, 3.80%, 2/15/27	United States	6,100,000	6,886,012
	Bell Canada Inc., senior bond, 4.464%, 4/01/48	Canada	3,000,000	3,703,115
	France Telecom SA, 0, 9.00%, 3/01/31	France	4,300,000	7,018,493

				17,607,620

	Education Services 0.5%
	Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	8,278,164

	Electric Utilities 2.2%
	Baltimore Gas & Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,597,415
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	7,295,908
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,484,037
	Enel Finance International NV,
	[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	3,013,033
	[a] senior note, 144A, 3.625%, 5/25/27	Netherlands	3,500,000	3,895,776
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,516,928
	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,725,201
	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,300,788
	Public Service Electric & Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,335,448
a	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	2,300,000	2,575,590
	The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,574,241
	Virginia Electric & Power Co., senior bond, 3.80%, 9/15/47	United States	1,100,000	1,336,460

				35,650,825

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electronic Equipment, Instruments & Components 0.8%
	Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,800,000	$5,488,783
	FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,000,000	6,148,668
	Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,285,905

				12,923,356

	Energy Equipment & Services 0.9%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond, 4.08%, 12/15/47	United States	1,400,000	1,401,466
a	Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	5,950,000	6,413,824
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	6,900,000	7,938,195

				15,753,485

	Entertainment 0.3%
	The Walt Disney Co., Sr Unsecured, 2.20%, 1/13/28	United States	5,000,000	5,265,352

	Equity Real Estate Investment Trusts (REITs) 0.6%
	AvalonBay Communities Inc., senior bond, 2.45%, 1/15/31	United States	1,900,000	2,034,533
	Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	796,894
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	6,000,000	6,421,798

				9,253,225

	Food & Staples Retailing 0.3%
	Walmart Inc., senior bond, 2.95%, 9/24/49	United States	5,100,000	5,751,915

	Food Products 0.3%
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	750,000	804,069
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,226,873

				5,030,942

	Health Care Providers & Services 2.0%
	Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,665,961
	senior note, 4.101%, 3/01/28	United States	1,200,000	1,396,524
	Cigna Corp., senior note, 3.40%, 3/01/27	United States	4,900,000	5,502,604
	senior note, 4.375%, 10/15/28	United States	2,300,000	2,735,281
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	5,100,000	5,973,627
	senior bond, 4.875%, 7/20/35	United States	1,400,000	1,782,188
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	4,100,000	4,609,120
	senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,126,435
	Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,348,539

				33,140,279

	Household Durables 0.4%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,801,039

	Independent Power Producers & Energy Traders 0.4%
a	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	6,256,820

	Industrial Conglomerates 0.2%
	Honeywell International Inc., senior bond, 1.95%, 6/01/30	United States	2,900,000	3,056,091

	Insurance 2.2%
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,833,458
	AXA SA 8.60%, 12/15/30	France	3,600,000	5,508,856
a	Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,319,789
	Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	3,000,000	4,194,204
	Metlife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,601,902
a	Metropolitan Life Global Funding I, senior note, 144A, 2.95%, 4/09/30	United States	6,700,000	7,524,445
	Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	5,000,000	5,575,065

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
	Reinsurance Group of America Inc, Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	$2,568,899
	The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,629,829

				35,756,447

	Interactive Media & Services 0.4%
	Tencent Holdings Ltd., [b] senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,332,925
	[a] Sr Unsecured, 144A, 3.28%, 4/11/24	China	5,200,000	5,544,968

				6,877,893

	Internet & Direct Marketing Retail 0.8%
	Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	6,700,000	7,513,101
	Amazon.com Inc., senior bond, 4.25%, 8/22/57	United States	4,000,000	5,469,296

				12,982,397

	IT Services 0.5%
	Fiserv Inc., senior bond, 2.65%, 6/01/30	United States	4,700,000	5,066,825
	senior bond, 4.40%, 7/01/49	United States	2,400,000	3,009,691

				8,076,516

	Machinery 0.1%
	Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	1,000,000	1,099,519

	Media 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior bond, 2.80%, 4/01/31	United States	5,000,000	5,202,342
	Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,492,847
	FOX Corp., senior bond, 5.576%, 1/25/49	United States	1,200,000	1,663,539
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,389,741

				10,748,469

	Multi-Utilities 0.3%
a	Berkshire Hathaway Energy Co., Sr Unsecured, 144A, 3.70%, 7/15/30	United States	4,800,000	5,656,850

	Multiline Retail 0.4%
	Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	6,016,043

	Oil, Gas & Consumable Fuels 3.7%
	BP Capital Markets America Inc., senior note, 3.633%, 4/06/30	United States	7,100,000	8,170,240
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,238,222
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	3,400,000	3,878,327
	Chevron Corp., senior note, 2.236%, 5/11/30	United States	7,400,000	7,863,712
	Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	6,200,000	6,510,062
	Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,610,156
	Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	771,857
	Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,225,284
	Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	3,174,384
	Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,407,157
	MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,268,005
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	4,000,000	4,344,804
	Shell International Finance B.V., senior note, 6.375%, 12/15/38	Netherlands	3,000,000	4,464,447
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,735,760
	The Williams Cos. Inc., senior bond, 3.50%, 11/15/30	United States	1,000,000	1,089,341
	senior bond, 5.10%, 9/15/45	United States	700,000	788,415
	TransCanada PipeLines Ltd., senior bond, 4.875%, 5/15/48	Canada	1,200,000	1,489,637
	Valero Energy Corp., senior bond, 4.00%, 4/01/29	United States	500,000	549,495

franklintempleton.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
	senior note, 4.35%, 6/01/28	United States	1,500,000	$1,686,497

				61,265,802

	Pharmaceuticals 1.4%
	AstraZeneca PLC, senior bond, 4.00%, 9/18/42	United Kingdom	3,300,000	4,038,974
	Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	4,036,775
	GlaxoSmithKline Capital Inc., senior bond, 6.375%, 5/15/38	United States	3,600,000	5,557,934
	Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	United Kingdom	1,300,000	1,300,977
	Shire Acquisitions Investments Ireland Designated Activity Co., senior note, 2.875%, 9/23/23	United States	4,600,000	4,885,244
	Takeda Pharmaceutical Co. Ltd., senior note, 5.00%, 11/26/28	Japan	2,700,000	3,354,480

				23,174,384

	Real Estate Management & Development 0.3%
b	China Overseas Finance Cayman VI Ltd., senior note, Reg S, 5.95%, 5/08/24	China	5,000,000	5,744,684

	Road & Rail 0.3%

	Burlington Northern Santa Fe LLC,
	senior bond, 4.15%, 4/01/45	United States	2,300,000	2,886,725
	senior bond, 4.90%, 4/01/44	United States	1,100,000	1,496,462
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	933,180

				5,316,367

	Semiconductors & Semiconductor Equipment 0.4%
	Intel Corp., senior bond, 4.95%, 3/25/60	United States	2,200,000	3,221,463
	Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	2,450,000	2,733,134

				5,954,597

	Software 0.1%
	Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	1,660,000	1,751,048

	Tobacco 1.0%
	Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	7,200,246
a	BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,893,290
a	Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,499,503

				16,593,039

	Wireless Telecommunication Services 0.5%

	T-Mobile USA Inc.,
	[a] senior bond, 144A, 3.30%, 2/15/51	United States	2,000,000	1,976,300
	[a] senior note, 144A, 3.75%, 4/15/27	United States	5,000,000	5,602,700
	[a] senior secured bond, 144A, 3.875%, 4/15/30	United States	1,000,000	1,138,280

				8,717,280

	Total Corporate Bonds & Notes (Cost $503,049,221)			526,389,478

	U.S. Government & Agency Securities 33.7%

	U.S. Treasury Bond,
	1.25%, 5/15/50	United States	2,065,000	1,957,394
	2.00%, 2/15/50	United States	18,450,000	20,873,004
	2.25%, 8/15/46	United States	28,770,000	33,983,439
	2.25%, 8/15/49	United States	2,350,000	2,795,307
	2.75%, 8/15/42	United States	4,740,000	6,075,347
	2.75%, 11/15/42	United States	15,410,000	19,737,441
	3.00%, 11/15/44	United States	12,700,000	16,972,855
	3.00%, 2/15/49	United States	2,275,000	3,110,529
	3.50%, 2/15/39	United States	28,020,000	39,341,831

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)

U.S. Treasury Note,
0.25%, 6/30/25	United States	21,850,000	$21,838,051
0.25%, 9/30/25	United States	21,900,000	21,871,770
0.50%, 3/31/25	United States	51,900,000	52,496,039
1.375%, 8/31/23	United States	64,750,000	67,046,602
1.50%, 3/31/23	United States	30,273,000	31,293,531
1.50%, 9/30/24	United States	9,050,000	9,513,813
1.50%, 10/31/24	United States	5,750,000	6,049,180
1.875%, 9/30/22	United States	68,000,000	70,364,062
1.875%, 8/31/24	United States	5,150,000	5,484,750
2.125%, 2/29/24	United States	94,165,000	100,410,787
2.125%, 3/31/24	United States	11,000,000	11,744,863
2.75%, 9/15/21	United States	15,300,000	15,678,012

Total U.S. Government & Agency Securities (Cost $546,747,540)			558,638,607

Municipal Bonds 2.2%
Alabama 0.3%
Southeast Alabama Gas Supply Dist., Revenue, Libor-Project #2, Series, 0.954%, 6/01/49		5,000,000	4,986,450

California 0.9%
California State GO, Various Purpose, 4.00%, 3/01/46		2,500,000	2,915,350
Contra Costa Community College Dist., Refunding, 2.926%, 8/01/38		4,000,000	4,217,200
Whittier City School District GO, Refunding, 3.306%, 8/01/43		7,500,000	7,904,025

			15,036,575

New York 0.5%
Metropolitan Transportation Auth., Refunding, Series B, 5.00%, 11/15/52		7,255,000	7,654,605

Pennsylvania 0.2%
Pennsylvania State University, Refunding, Series B, 2.888%, 9/01/50		3,500,000	3,641,960

Texas 0.3%
Texas Water Dev. Board, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44		3,750,000	4,450,200

Total Municipals (Cost $35,859,741)			35,769,790

Mortgage-Backed Securities 26.7%
Fannie Mae 7.0%
Federal Home Loan Mortgage Corp., 3.00%, 5/01/35	United States	5,796,091	6,093,229
3.00%, 3/01/50	United States	29,021,436	30,801,588
3.00%, 3/01/50	United States	10,941,328	11,677,788
3.50%, 2/01/47	United States	4,059,783	4,340,418
3.50%, 2/01/47	United States	5,993,940	6,505,137
3.50%, 3/01/48	United States	18,444,388	19,804,488
4.00%, 6/01/48	United States	12,848,906	14,066,157
4.00%, 3/01/49	United States	5,528,169	6,001,263
4.00%, 5/01/50	United States	14,396,707	15,686,647

			114,976,715

Freddie Mac 19.7%
Federal National Mortgage Association, 2.00%, 8/01/35	United States	8,862,002	9,216,276
2.00%, 10/01/35	United States	15,998,000	16,637,836
2.00%, 8/01/50	United States	3,970,265	4,106,274
2.00%, 10/01/50	United States	24,247,000	25,077,628
2.50%, 5/01/35	United States	5,624,887	5,876,368
2.50%, 8/01/35	United States	23,750,008	24,879,281

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Freddie Mac (continued)
	2.50%, 10/01/35	United States	10,441,000	$10,955,243
	2.50%, 5/01/50	United States	8,706,317	9,141,385
	2.50%, 8/01/50	United States	36,814,438	38,654,112
	2.50%, 10/01/50	United States	15,997,000	16,796,395
	3.00%, 5/01/50	United States	23,426,004	24,547,393
	3.00%, 8/01/50	United States	34,438,211	36,227,625
	3.50%, 11/01/48	United States	17,419,907	19,128,412
	3.50%, 8/01/49	United States	23,034,738	24,777,008
	4.00%, 9/01/48	United States	14,204,769	15,486,584
	4.50%, 7/01/47	United States	12,331,063	13,772,280
	4.50%, 5/01/48	United States	6,708,391	7,464,671
	4.50%, 12/01/48	United States	9,859,186	10,916,234
	4.50%, 2/01/50	United States	11,677,287	12,837,031

				326,498,036

	Total Mortgage-Backed Securities (Cost $438,879,481)			441,474,751

	Foreign Government and Agency Securities 2.9%
	Colombia 0.4%

	Government of Colombia,
	senior bond, 4.375%, 7/12/21		3,400,000	3,497,869
	senior bond, 5.00%, 6/15/45		3,250,000	3,798,438

				7,296,307

	Indonesia 0.4%
a	Government of Indonesia, senior bond, 144A		3,150,000	3,616,625
a	Indonesia Government International Bond, senior note, 144A		3,500,000	3,914,089

				7,530,714

	Mexico 0.5%
	Government of Mexico, senior bond, 3.60%, 1/30/25		2,700,000	2,911,032
	senior note, 4.15%, 3/28/27		4,500,000	5,007,937

				7,918,969

	Panama 0.4%
a	Panama Notas del Tesoro, senior note, 144A		5,950,000	6,374,027

	Peru 0.4%
	Peruvian Government International Bond, senior bond		5,850,000	6,345,846

	Supranational 0.4%
a	The African Export-Import Bank, senior bond, 144A		6,100,000	6,306,790

	Uruguay 0.4%
	Government of Uruguay, senior bond		3,875,000	4,617,314
	Uruguay Government International Bond, senior bond		1,400,000	1,532,853

				6,150,167

	Total Foreign Government and Agency Securities (Cost $45,874,481)			47,922,820

	Asset-Backed Securities 1.3%
	American Express Credit Account Master Trust, Series 2019-1, Class A, ABS, 2.87%, 10/15/24	United States	1,500,000	1,559,549
a	BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, FRN thereafter, 0.952%, 12/15/36	United States	3,087,174	3,091,231

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)

	Capital One Multi-Asset Execution Trust,
	Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	$4,617,629
	Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,661,442
a	CF Hippolyta LLC, Series 2020-1, Class A1, ABS, 144A, 1.69%, 7/15/60	United States	2,170,000	2,200,298
	Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, FRN thereafter, 0.524%, 8/08/24	United States	2,000,000	2,010,021
	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%, 10/15/24	United States	3,220,000	3,327,982

	Total Asset-Backed Securities (Cost $22,060,598)			22,468,152

	Total Investments before Short Term Investments (Cost $1,592,471,062)			1,632,663,598

	Short Term Investments (Cost $14,871,142) 0.9%
	Investments from Cash Collateral Received for Loaned Securities 0.9%
	Money Market Funds 0.9%
c,d	Institutional Fiduciary Trust Portfolio 0.00%	United States	14,871,142	14,871,142

	Total Investments (Cost $1,607,342,204) 99.5%			1,647,534,740
	Other Assets, less Liabilities 0.5%			8,375,370

	Net Assets 100.0%			$1,655,910,110

See Abbreviation on Page 76.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $122,529,826, representing 7.4% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $12,829,246, representing 0.8% of net assets.

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note	Long	219	$27,600,844	12/31/20	$54,471
Ultra 10 Yr. U.S. Treasury Note	Short	418	(66,847,344)	12/21/20	(340,447)

Total Futures Contracts					$(285,976)

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.93	$33.61	$30.03	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.32	0.64	0.52	0.45	0.23

Net realized and unrealized gains (losses)	7.85	(2.84)	3.88	3.06	1.87

Total from investment operations	8.17	(2.20)	4.40	3.51	2.10

Less distributions from net investment income	(0.29)	(0.48)	(0.47)	(0.45)	(0.18)

Net realized gains	—	—	(0.35)	—	—

Net asset value, end of period	$38.81	$30.93	$33.61	$30.03	$26.97

Total return[d]	26.43%	(6.74)%	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before of waiver and payments by affiliates	0.36%	0.57%	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.29%	0.33%	0.50%	0.50%	0.50%

Net investment income	1.73%	1.75%	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of period (000’s)	$116,438	$74,223	$13,443	$ 6,005	$5,393

Portfolio turnover rate[f]	22.38%[g]	32.61%[g]	46.90%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	22.38%	32.61%	—%	—%	—%

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.1%
	Communication Services 10.1%
a	Alphabet Inc., A	1,022	$1,497,843
	AT&T Inc.	51,285	1,462,135
a	Charter Communications Inc., A	2,373	1,481,559
	Comcast Corp., A	32,781	1,516,449
a	Liberty Broadband Corp., C	10,477	1,496,849
	TELUS Corp.	83,119	1,463,725
	The Walt Disney Co.	11,534	1,431,139
	Verizon Communications Inc.	24,585	1,462,562

			11,812,261

	Consumer Discretionary 12.4%
a	Amazon.com Inc.	475	1,495,646
	Dollar General Corp.	6,740	1,412,839
	McDonald’s Corp.	6,367	1,397,493
	NIKE Inc., B	12,233	1,535,731
a	NVR Inc.	348	1,420,926
a	O’Reilly Automotive Inc.	3,023	1,393,845
	Ross Stores Inc.	15,200	1,418,464
	Target Corp.	9,424	1,483,526
	The Home Depot Inc.	5,097	1,415,488
	Tractor Supply Co.	10,155	1,455,617

			14,429,575

	Consumer Staples 6.6%
	McCormick & Co. Inc.	7,932	1,539,601
	PepsiCo Inc.	11,461	1,588,495
	The Coca-Cola Co.	29,869	1,474,632
	The Procter & Gamble Co.	10,970	1,524,720
	Walmart Inc.	11,138	1,558,318

			7,685,766

	Energy 1.9%
	Chevron Corp.	15,562	1,120,464
	Exxon Mobil Corp.	32,726	1,123,484

			2,243,948

	Financials 9.8%
	Aflac Inc.	27,904	1,014,310
	Arthur J. Gallagher & Co.	10,122	1,068,681
	BlackRock Inc.	1,894	1,067,364
	Intercontinental Exchange Inc.	10,632	1,063,732
	JPMorgan Chase & Co.	10,725	1,032,496
	Nasdaq Inc.	8,614	1,057,024
	S&P Global Inc.	3,005	1,083,603
	The Progressive Corp.	10,890	1,030,956
	The Travelers Cos. Inc.	9,451	1,022,504
	U.S. Bancorp	28,038	1,005,162
	W. R. Berkley Corp.	16,837	1,029,582

			11,475,414

	Health Care 14.2%
	Abbott Laboratories	14,101	1,534,612
	AbbVie Inc.	16,723	1,464,767
	Baxter International Inc.	18,162	1,460,588
	Becton Dickinson and Co.	6,498	1,511,955
	Bristol-Myers Squibb Co.	25,424	1,532,813
	Danaher Corp.	7,304	1,572,770
	Johnson & Johnson	10,101	1,503,837
	Medtronic PLC	14,004	1,455,296

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Merck & Co. Inc.	17,561	$1,456,685
	Pfizer Inc.	41,138	1,509,765
	Quest Diagnostics Inc.	13,233	1,515,046

			16,518,134

	Industrials 8.7%
	BWX Technologies Inc.	19,172	1,079,575
	General Dynamics Corp.	7,944	1,099,688
	Honeywell International Inc.	6,733	1,108,319
	JB Hunt Transport Services Inc.	8,631	1,090,786
	Lockheed Martin Corp.	2,875	1,101,930
	Republic Services Inc.	11,860	1,107,131
	Roper Technologies Inc.	2,902	1,146,609
	United Parcel Service Inc., B	7,115	1,185,573
	Verisk Analytics Inc.	6,256	1,159,299

			10,078,910

	Information Technology 26.5%
	Accenture PLC, A	7,116	1,608,145
	Amphenol Corp., A	15,438	1,671,472
	Analog Devices Inc.	14,627	1,707,556
	Apple Inc.	16,273	1,884,576
	Automatic Data Processing Inc.	12,441	1,735,395
a	Black Knight Inc.	19,679	1,713,057
	Booz Allen Hamilton Holding Corp.	19,856	1,647,651
	Cisco Systems Inc.	42,219	1,663,006
a	Fiserv Inc.	16,239	1,673,429
	International Business Machines Corp.	13,691	1,665,784
	Intuit Inc.	5,600	1,826,776
	Mastercard Inc., A	5,013	1,695,246
	Microsoft Corp.	8,677	1,825,034
	Motorola Solutions Inc.	10,684	1,675,358
	Oracle Corp.	28,130	1,679,361
a	Synopsys Inc.	8,492	1,817,118
	Texas Instruments Inc.	12,121	1,730,758
	Visa Inc., A	8,295	1,658,751

			30,878,473

	Materials 2.8%
	Air Products and Chemicals Inc.	3,683	1,097,018
	Ecolab Inc.	5,340	1,067,146
	Linde PLC	4,428	1,054,440

			3,218,604

	Real Estate 3.2%
	Crown Castle International Corp.	7,622	1,269,063
	Equinix Inc.	1,619	1,230,651
	Public Storage	5,507	1,226,519

			3,726,233

	Utilities 2.9%
	American Electric Power Co. Inc.	10,300	841,819
	Dominion Energy Inc.	10,408	821,504
	Duke Energy Corp.	9,781	866,205
	Xcel Energy Inc.	12,128	836,953

			3,366,481

	Total Investments before Short Term Investments (Cost $106,175,511)		115,433,799

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

			Shares	Value
	Short Term Investments 0.7%
	U.S. Government & Agency Securities 0.7%
b	FHLB	United States	790,000	$790,000

	Total Short-Term Investments (Cost $790,000)			790,000

	Total Investments (Cost $106,965,511) 99.8%			116,223,799
	Other Assets, less Liabilities 0.2%			214,549

	Net Assets 100.0%			$116,438,348

See Abbreviations on page 76.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Treasury Bond ETF

Six Months Ended September 30, 2020 (unaudited)[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.05

Net realized and unrealized gains (losses)	0.28

Total from investment operations	0.33

Less distributions from net investment income	(0.13)

Net asset value, end of period	$25.20

Total return[d]	1.31%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.47%

Expenses net of waiver and payments by affiliates	0.09%

Net investment income	0.61%

Supplemental data

Net assets, end of period (000’s)	$424,619

Portfolio turnover rate[f]	14.21%[g]

aFor the period June 9, 2020 (commencement of operations) to September 30, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations was as follows:                                                                                                                                                        14.21%

50	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF

	Country	Principal Amount*	Value
U.S. Government & Agency Securities 96.5%
U.S. Treasury Bond, 1.125%, 5/15/40	United States	8,384,000	$8,254,310
1.125%, 8/15/40	United States	1,900,000	1,864,820
1.25%, 5/15/50	United States	8,300,000	7,867,492
2.375%, 11/15/49	United States	8,786,000	10,729,559
2.50%, 2/15/45	United States	8,932,000	10,995,781
2.875%, 5/15/43	United States	6,745,000	8,809,075
3.00%, 5/15/45	United States	8,768,000	11,741,585
3.00%, 5/15/47	United States	8,481,000	11,492,086
3.625%, 2/15/44	United States	8,066,000	11,788,648
4.375%, 5/15/40	United States	470,000	737,918
4.625%, 2/15/40	United States	650,000	1,046,830
U.S. Treasury Note, 0.125%, 5/15/23	United States	8,554,000	8,548,988
0.125%, 8/15/23	United States	5,500,000	5,495,059
0.25%, 6/15/23	United States	1,518,000	1,521,973
0.25%, 5/31/25	United States	5,899,000	5,898,539
0.25%, 6/30/25	United States	1,144,000	1,143,374
0.25%, 8/31/25	United States	12,950,000	12,938,365
0.375%, 3/31/22	United States	60,000	60,213
0.50%, 8/31/27	United States	10,350,000	10,375,875
0.625%, 5/15/30	United States	534,000	532,164
0.625%, 8/15/30	United States	8,500,000	8,451,524
1.375%, 1/31/22	United States	730,000	742,062
1.50%, 8/31/21	United States	13,524,000	13,691,656
1.50%, 11/30/24	United States	8,689,000	9,148,567
1.625%, 11/15/22	United States	5,794,000	5,976,421
1.625%, 5/15/26	United States	11,807,000	12,650,324
1.625%, 8/15/29	United States	4,312,000	4,694,016
1.75%, 11/30/21	United States	30,000	30,563
1.75%, 5/15/23	United States	5,092,000	5,305,824
2.00%, 8/31/21	United States	30,000	30,504
2.00%, 11/15/21	United States	5,591,000	5,707,406
2.00%, 12/31/21	United States	4,639,000	4,746,367
2.00%, 11/30/22	United States	6,385,000	6,641,897
2.00%, 4/30/24	United States	12,569,000	13,381,075
2.125%, 12/31/22	United States	3,310,000	3,457,528
2.125%, 3/31/24	United States	13,131,000	14,020,164
2.25%, 2/15/27	United States	8,811,000	9,837,000
2.375%, 3/15/22	United States	9,823,000	10,143,207
2.375%, 2/29/24	United States	11,908,000	12,797,844
2.375%, 8/15/24	United States	12,210,000	13,233,541
2.375%, 5/15/29	United States	5,087,000	5,853,826
2.50%, 1/15/22	United States	9,155,000	9,433,941
2.50%, 2/15/22	United States	11,901,000	12,287,085
2.50%, 8/15/23	United States	6,690,000	7,140,530
2.50%, 5/15/24	United States	14,085,000	15,260,767
2.75%, 2/15/28	United States	7,443,000	8,659,175
2.875%, 11/30/23	United States	12,249,000	13,294,950
2.875%, 5/15/28	United States	7,241,000	8,520,338
2.875%, 8/15/28	United States	7,764,000	9,165,766
3.125%, 11/15/28	United States	7,527,000	9,067,683
United States Treasury Inflation Protected Security, 0.125%, 4/15/25	United States	5,014,650	5,338,268
0.125%, 1/15/30	United States	10,261,216	11,342,227
0.375%, 1/15/27	United States	7,238,970	7,967,667

Total U.S. Government & Agency Securities (Cost $408,023,997)			409,862,367

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Treasury Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities 2.4%
	Fannie Mae 0.8%
	Federal National Mortgage Association 2.50%, 7/01/50	United States	3,202,184	$3,362,203

	Ginnie Mae 1.6%
	Government National Mortgage Association, 3.00%, 5/20/50	United States	3,200,033	3,364,064
	3.00%, 6/20/50	United States	3,219,911	3,391,907

				6,755,971

	Total Mortgage-Backed Securities (Cost $10,128,646)			10,118,174

	Short Term Investments (Cost $3,649,239) 0.9%
	Money Market Funds 0.9%
a,b	Institutional Fiduciary Trust Portfolio 0.00%	United States	3,649,239	3,649,239

	Total Investments (Cost $421,801,882) 99.8%			423,629,780
	Other Assets, less Liabilities 0.2%			989,124

	Net Assets 100.0%			$424,618,904

See Abbreviations on page 76.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 5 regarding investments in affiliated management investment companies

bThe rate shown is the annualized seven-day effective yield at period end.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Ultra Short Bond ETF

Six Months Ended September 30, 2020 (unaudited)[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.03

Net realized and unrealized gains (losses)	0.06

Total from investment operations	0.09

Less distributions from net investment income	(0.09)

Net asset value, end of period	$25.00

Total return[d]	0.38%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.61%

Expenses net of waiver and payments by affiliates	0.15%

Net investment income	0.55%

Supplemental data

Net assets, end of period (000’s)	$2,500

Portfolio turnover rate[f]	34.61%[g]

aFor the period July 14, 2020 (commencement of operations) to September 30, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations was as follows:                                                                                                                                                        34.61%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Ultra Short Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 83.9%
	Aerospace & Defense 2.1%
	Textron Inc., senior note, 5.95%, 9/21/21	United States	50,000	$51,921

	Automobiles 2.0%
a	Hyundai Capital America, senior note, 144A, 3.45%, 3/12/21	United States	50,000	50,586

	Banks 18.2%
	Bank of America Corp., senior note, FRN thereafter, 2.313%, 4/24/23	United States	50,000	50,506
	Bank of Montreal, senior note, FRN thereafter, 0.789%, 3/10/23	Canada	50,000	50,264
	Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 2.36%, 3/17/23	Canada	50,000	50,395
a	Citigroup Inc., senior note, 144A, FRN thereafter, 2.632%, 9/01/23	United States	50,000	50,852
	JPMorgan Chase & Co., senior note, FRN thereafter, 2.056%, 4/25/23	United States	100,000	100,848
	M&T Bank Corp., senior note, FRN thereafter, 1.671%, 7/26/23	United States	50,000	50,443
	Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 1.013%, 1/17/23	Japan	50,000	50,242
	Wells Fargo & Co., senior note, FRN thereafter, 2.851%, 1/24/23	United States	50,000	50,388

				453,938

	Beverages 4.0%
	Coca Cola Co., senior note, 3.15%, 11/15/20	United States	50,000	50,174
	PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	50,000	50,623

				100,797

	Biotechnology 4.1%
a	AbbVie Inc., senior note, 144A, FRN thereafter, 2.56%, 11/21/22	United States	50,000	50,262
	Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	50,000	51,858

				102,120

	Capital Markets 8.0%
	Deutsche Bank AG, senior note, 3.375%, 5/12/21	Germany	50,000	50,585
	Goldman Sachs Group Inc., senior note, FRN thereafter, 2.557%, 2/23/23	United States	50,000	50,192
	Morgan Stanley, Sr Unsecured, GMTN, FRN thereafter, 0.756%, 1/20/23	United States	50,000	50,146
	The Bank of New York Mellon Corp., senior note, 2.05%, 5/03/21	United States	50,000	50,461

				201,384

	Chemicals 2.2%
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	50,000	54,221

	Consumer Finance 4.1%
	American Express Credit Corp., senior note, 2.25%, 5/05/21	United States	50,000	50,503
a	Capital One Financial Corp., senior note, 144A, 2.60%, 5/11/23	United States	50,000	52,355

				102,858

	Energy Equipment & Services 4.2%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior note, 2.773%, 12/15/22	United States	50,000	52,315
a	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	51,867

				104,182

	Equity Real Estate Investment Trusts (REITs) 2.1%
	Healthcare Realty Trust Inc., senior bond, 3.75%, 4/15/23	United States	50,000	53,700

	Food Products 2.1%
	BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	51,842

	Health Care Providers & Services 6.2%
	Cigna Corp., Sr Unsecured, FRN thereafter, 1.165%, 7/15/23	United States	50,000	50,544
	CVS Health Corp., senior note, 3.70%, 3/09/23	United States	50,000	53,576
	UnitedHealth Group Inc., senior note, 3.15%, 6/15/21	United States	50,000	51,031

				155,151

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Ultra Short Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Household Products 2.0%
	The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	50,000	$50,785

	Insurance 2.1%
a	Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	53,288

	Machinery 2.0%
a	Caterpillar Financial Services Corp., senior note, 144A, FRN thereafter, 2.355%, 3/15/21	United States	50,000	50,042

	Metals & Mining 2.1%
a	Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Canada	50,000	52,215

	Multiline Retail 2.0%
	Family Dollar Stores Inc., senior bond, first lien, 5.00%, 2/01/21	United States	50,000	50,696

	Oil, Gas & Consumable Fuels 4.0%
	MPLX LP, senior note, FRN thereafter, 1.413%, 9/09/22	United States	50,000	50,003
a	Woodside Finance Ltd., senior note, 144A, 4.60%, 5/10/21	Australia	50,000	50,613

				100,616

	Pharmaceuticals 4.1%
a	Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	51,890
	GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	50,052

				101,942

	Road & Rail 2.1%
a	Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	United States	50,000	52,083

	Semiconductors & Semiconductor Equipment 2.1%
	Intel Corp., senior note, 3.30%, 10/01/21	United States	50,000	51,496

	Software 2.1%
	Oracle Corp., senior note, 2.50%, 5/15/22	United States	50,000	51,582

	Total Corporate Bonds & Notes (Cost $2,091,595)			2,097,445

	Asset-Backed Securities 8.0%
	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, A5, FRN thereafter, 0.81%, 4/22/26	United States	100,000	100,767
	Discover Card Execution Note Trust, Series 2017-A5, Class A5, A5, FRN thereafter, 0.785%, 12/15/26	United States	100,000	100,801

	Total Asset-Backed Securities (Cost $200,922)			201,568

	Total Investments before Short Term Investments (Cost $2,292,517)			2,299,013

	Short Term Investments 10.1%
	Money Market Funds 2.1%
b,c	Institutional Fiduciary Trust Portfolio, 0.00%	United States	52,042	52,042

	Commercial Paper 8.0%
	HSBC USA Inc. 1/04/21	United States	100,000	99,960
	The Walt Disney Co.	United States	100,000	99,996

				199,956

	Total Short Term Investments (Cost $251,904)			259,998

	Total Investments (Cost $2,544,421) 102.0%			2,551,011
	Other Assets, less Liabilities (2.0)%			(50,926)

	Net Assets 100.0%			$2,500,085

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Ultra Short Bond ETF (continued)

See Abbreviations on page 76.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $566,053, representing 23% of net assets.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$992,152,625	$106,965,511	$1,592,471,062
Cost – Non-controlled affiliates (Note 3d)	—	—	14,871,142

Value – Unaffiliated issuers	$1,025,137,568	$116,223,799	$1,632,663,598
Value – Non-controlled affiliates (Note 3d)	—	—	14,871,142
Cash	1,784,882	177,039	19,312,075
Receivables:
Investment securities sold	—	—	18,898,211
Dividend and Interest	9,172,287	108,754	7,739,457
Deposits with brokers for:
Futures contracts	241,608	—	948,202
Swap contracts	31,711	—	382,570
Variation margin on futures contracts	5,133	—	173,698

Total assets	1,036,373,189	116,509,592	1,694,988,953

Liabilities:
Cash deposit due to broker for centrally cleared swaps	16,886	—	108,573
Payables:
Investment securities purchased	3,665,014	—	35,325,662
Management fees	281,759	25,707	170,547
Transfer agent fees	9,121	9,121	9,117
Distributions to shareholders	2,513,062	—	3,436,560
Custodian fees	11,269	642	5,116
Professional fees	38,792	29,953	15,243
Reports to shareholders	2,354	1,752	514
Registration and filing fees	—	699	—
Accrued expenses and other liabilities	7,713	3,370	7,511

Total liabilities	6,545,970	71,244	39,078,843

Net assets, at value	$1,029,827,219	$116,438,348	$1,655,910,110

Net assets consist of:
Paid-in capital	$991,403,776	$107,921,488	$1,607,940,992
Total distributable earnings (loss)	38,423,443	8,516,860	47,969,118

Net assets, at value	$1,029,827,219	$116,438,348	$1,655,910,110

Shares outstanding	38,650,000	3,000,000	63,150,000

Net asset value per share	$26.64	$38.81	$26.22

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$418,152,643	$2,492,379
Cost – Non-controlled affiliates (Note 3d)	3,649,239	52,042

Value – Unaffiliated issuers	$419,980,541	$2,498,969
Value – Non-controlled affiliates (Note 3d)	3,649,239	52,042
Receivables:
Interest	1,733,533	13,534
Affiliates	—	5,871

Total assets	425,363,313	2,570,416

Liabilities:
Payables:
Investment securities purchased	—	50,000
Management fees	21,729	—
Transfer agent fees	4,830	3,334
Trustees’ fees and expenses	854	440
Distributions to shareholders	701,920	4,264
Custodian fees	449	310
Professional fees	9,190	7,068
Reports to shareholders	1,722	1,282
Registration and filing fees	—	1,069
Accrued expenses and other liabilities	3,715	2,564

Total liabilities	744,409	70,331

Net assets, at value	$424,618,904	$2,500,085

Net assets consist of:
Paid-in capital	$424,095,716	$2,500,000
Total distributable earnings (loss)	523,188	85

Net assets, at value	$424,618,904	$2,500,085

Shares outstanding	16,850,000	100,000

Net asset value per share	$25.20	$25.00

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$—	$1,053,477	$—
Interest:
Unaffiliated issuers	11,239,296	—	14,323,158

Total investment income	11,239,296	1,053,477	14,323,158

Expenses:
Management fees (Note 3a)	1,972,693	151,122	1,166,624
Transfer agent fees	7,821	7,821	7,824
Custodian fees	10,879	684	4,150
Reports to shareholders	5,098	4,822	3,009
Registration and filing fees	2,237	2,614	11,108
Professional fees	30,664	17,220	31,283
Trustees’ fees and expenses	23,541	3,262	43,492
Other	6,154	2,320	5,869

Total expenses	2,059,087	189,865	1,273,359
Expenses waived/paid by affiliates (Note 3c)	(622,259)	(38,743)	(106,735)

Net expenses	1,436,828	151,122	1,166,624

Net investment income	9,802,468	902,355	13,156,534

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	10,835,375	(1,531,314)	12,592,366
In-kind redemptions	—	3,718,067	—
Foreign currency transactions	—	(574)	(859)
Futures contracts	(151,219)	—	289,590
Swap contracts	16,070	—	36,269

Net realized gain (loss)	10,700,226	2,186,179	12,917,366

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	52,603,828	18,514,668	31,424,947
Translation of other assets and liabilities denominated in foreign currencies	—	160	—
Futures contracts	(149,937)	—	(673,581)
Swap contracts	—	—	575,441

Net change in unrealized appreciation (depreciation)	52,453,891	18,514,828	31,326,807

Net realized and unrealized gain (loss)	63,154,117	20,701,007	44,244,173

Net increase (decrease) in net assets resulting from operations	$72,956,585	$21,603,362	$57,400,707

[a]Foreign taxes withheld on dividends	$2,858

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin Liberty U.S. Treasury Bond ETF[a]	Franklin Liberty Ultra Short Bond ETF[b]
Investment income:
Interest:
Unaffiliated issuers	$740,715	$3,763

Total investment income	740,715	3,763

Expenses:
Management fees (Note 3a)	480,230	3,263
Transfer agent fees	4,830	3,334
Custodian fees	449	310
Reports to shareholders	1,858	1,282
Registration and filing fees	5,127	1,069
Professional fees	9,190	7,068
Trustees’ fees and expenses	854	440
Other	3,715	2,565

Total expenses	506,253	19,331
Expenses waived/paid by affiliates (Note 3c)	(410,207)	(18,528)

Net expenses	96,046	803

Net investment income	644,669	2,960

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11	—

Net realized gain (loss)	11	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,827,898	6,590

Net change in unrealized appreciation (depreciation)	1,827,898	6,590

Net realized and unrealized gain (loss)	1,827,909	6,590

Net increase (decrease) in net assets resulting from operations	$2,472,578	$9,550

aFor the period June 9, 2020 (commencement of operations) to September 30, 2020.

bFor the period July 14, 2020 (commencement of operations) to September 30, 2020

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$9,802,468	$9,749,119	$902,355	$758,854
Net realized gain (loss)	10,700,226	3,290,963	2,186,179	(2,881,061)
Net change in unrealized appreciation (depreciation)	52,453,891	(19,848,085)	18,514,828	(11,385,777)

Net increase (decrease) in net assets resulting from operations	72,956,585	(6,808,003)	21,603,362	(13,507,984)

Distributions to shareholders	(14,111,746)	(12,798,430)	(884,597)	(613,357)

Capital share transactions: (Note 2)	417,644,665	554,879,195	21,496,993	74,900,836

Net increase (decrease) in net assets	476,489,504	535,272,762	42,215,758	60,779,495
Net assets:
Beginning of period	553,337,715	18,064,953	74,222,590	13,443,095

End of year	$1,029,827,219	$553,337,715	$116,438,348	$74,222,590

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Core Bond ETF		Franklin Liberty U.S. Treasury Bond ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[a]	Six Months Ended September 30, 2020 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$13,156,534	$9,777,030	$644,669
Net realized gain (loss)	12,917,366	5,129,841	11
Net change in unrealized appreciation (depreciation)	31,326,807	8,579,753	1,827,898

Net increase (decrease) in net assets resulting from operations	57,400,707	23,486,624	2,472,578

Distributions to shareholders	(20,977,825)	(12,075,002)	(1,949,390)

Capital share transactions: (Note 2)	765,955,457	842,120,149	424,095,716

Net increase (decrease) in net assets	802,378,339	853,531,771	424,618,904
Net assets:
Beginning of period	853,531,771	—	—

End of Period	$1,655,910,110	$853,531,771	$424,618,904

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin Liberty Ultra Short Bond ETF

Six Months Ended September 30, 2020 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,960
Net change in unrealized appreciation (depreciation)	6,590

Net increase (decrease) in net assets resulting from operations	9,550

Distributions to shareholders	(9,465)

Capital share transactions: (Note 2)	2,500,000

Net increase (decrease) in net assets	2,500,085
Net assets:
Beginning of period	—

End of period	$2,500,085

aFor the period July 14, 2020 (commencement of operations) to September 30, 2020.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of The Franklin Liberty U.S. Treasury Bond ETF Fund commenced operations on June 9, 2020 & The Franklin Liberty Ultra Short Bond ETF Fund commenced operations on July 14, 2020.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax

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1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	17,200,000	$453,841,966	22,100,000	$554,879,195
Shares redeemed	(1,400,000)	(36,197,301)	—	—

Net increase (decrease)	15,800,000	$417,644,665	22,100,000	$554,879,195

	Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	950,000	$34,749,424	2,050,000	$76,346,270
Shares redeemed	(350,000)	(13,252,431)	(50,000)	(1,445,434)

Net increase (decrease)	600,000	$21,496,993	2,000,000	$74,900,836

	Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	33,150,000	$858,429,152	38,500,001	$968,931,821
Shares redeemed	(3,550,000)	(92,473,695)	(4,950,001)	(126,811,672)

Net increase (decrease)	29,600,000	$765,955,457	33,550,000	$842,120,149

	Franklin Liberty U.S. Treasury Bond ETF

	Six Months Ended September 30, 2020[b]		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	16,850,001	$424,095,741	—	$—
Shares redeemed	(1)	(25)	—	—

Net increase (decrease)	16,850,000	$424,095,716	—	$—

	Franklin Liberty Ultra Short Bond ETF

	Six Months Ended September 30, 2020[c]		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,001	$2,500,025	—	$—
Shares redeemed	(1)	(25)	—	—

Net increase (decrease)	100,000	$2,500,000	—	$—

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bFor the period June 09, 2020 (commencement of operations) to September 30, 2020.

cFor the period July 14, 2020 (commencement of operations) to September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF pay an investment management fee to Advisers of 0.290%, 0.150%, 0.450% and 0.610%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended September 30, 2020, the gross effective investment management fee rate was 0.481% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.35%, 0.29%, 0.15%, 0.09% and 0.15%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Investments in Affiliated Management Investment Companies

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Liberty U.S. Core Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$351,382,628	$(336,511,486)	$—	$—	$14,871,142	14,871,142	$—

Franklin Liberty U.S. Treasury Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$55,621,015	$(51,971,776)	$—	$—	$3,649,239	3,649,239	$—

Franklin Liberty Ultra Short Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$712,771	$(660,728)	$—	$—	$52,042	52,042	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Other Affiliated Transactions

At September 30, 2020, the shares of the funds were owned by the following investment companies:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Investment Grade Corporate ETF
Franklin Conservative Allocation Fund	1,963,175	5.1%
Franklin Moderate Allocation Fund	1,963,200	5.1%
Franklin Total Return Fund	18,335,000	47.4%
Franklin 529 Portfolios	11,277,775	29.2%

	33,539,150	86.8%

Franklin Liberty U.S. Low Volatility ETF
Franklin Managed Income Fund	1,000,000	33.3%

Franklin Liberty U.S Core Bond ETF
Franklin Conservative Allocation Fund	11,633,575	18.4%
Franklin Moderate Allocation Fund	12,307,198	19.5%
Franklin Growth Allocation Fund	3,926,075	6.2%
Franklin 529 Portfolios	25,657,025	40.6%

	53,523,873	84.7%

Franklin Liberty U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	2,598,900	15.4%
Franklin Moderate Allocation Fund	2,611,075	15.5%
Franklin 529 Portfolios	9,646,325	57.2%

	14,856,300	88.1%

Franklin Liberty Ultra Short Bond ETF
Franklin Resources Inc.	50,000	50.0%

	50,000	50.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

Franklin Liberty U.S. Low Volatility ETF
Capital loss carryforwards not subject to expiration:
Short term	$2,874,568

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

During the year ended March 31, 2020, FTLG utilized $909,692 as capital loss carryforward.

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S Low Volatility ETF		Franklin Liberty U.S Core Bond ETF

	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$12,798,430	$1,010,692	$613,357	$186,923	$11,995,769	$—
Long-term Capital Gain	—	—	—	134,100	79,233	—

Total	$12,798,430	$1,010,692	$613,357	$321,023	$12,075,002	$—

At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Cost of investments	$992,152,625	$106,965,511	$1,607,342,204	$421,801,882	$2,544,421

Unrealized appreciation	$35,860,948	12,801,033	$44,073,547	$2,693,896	$11,667
Unrealized depreciation	(2,876,005)	(3,542,745)	(3,881,011)	(765,998)	(5,077)

Net unrealized appreciation (depreciation)	$32,984,943	9,258,288	$40,192,536	$1,827,898	$6,590

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Purchases	$698,634,106	$23,101,634	$1,814,642,164	$475,134,703	$2,555,306
Sales	$282,930,075	$22,883,004	$1,023,319,523	$52,131,686	$660,728

In-kind transactions associated with creation and redemptions for the period ended September 30, 2020, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Cost of Securities Received	$—	$34,164,231	$—	$—	$—
Value of Securities Delivered	$—	$13,049,702	$—	$—	$—

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Concentration of Risk (continued)

increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty Investment Grade Corporate ETF

Interest Rate Contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$217,696[a]

Franklin Liberty U.S. Core Bond ETF

Interest Rate Contracts	Variation margin on futures contracts	$54,471	[a]	Variation margin on futures contracts	$340,447[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate Contracts	Futures contracts	$(151,219)	Futures contracts	$(149,937)

Credit Default Contracts	Swap contracts	16,070	Swap contracts	—

Totals		$(135,149)		$(149,937)

Franklin Liberty U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate Contracts	Futures contracts	$289,590	Futures contracts	$(673,581)

Credit Default Contracts	Swap contracts	36,269	Swap contracts	575,441

Totals		$325,859		$(98,140)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

For the period ended September 30, 2020, the average month end notional amount of futures and swaps contracts were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Futures contracts	$64,878,684	$—	$80,293,509	$—	$—
Credit Default Contracts	$3,571,429	$—	$5,839,286	$—	$—

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,016,957,568	$—	$1,016,957,568
Short-Term Investments	—	8,180,000	—	8,180,000

Total Investments in Securities	$—	$1,025,137,568	$—	$1,025,137,568

Liabilities:
Other Financial Instruments:
Futures Contracts	$217,696	$—	$—	$217,696

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments	$115,433,799	$—	$—	$115,433,799
Short-Term Investments	—	790,000	—	790,000

Total Investments in Securities	$115,433,799	$790,000	$—	$116,223,799

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty U.S. Core Bond ETF

Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$526,389,478	$—	$526,389,478
U.S. Government & Agency Securities	—	558,638,607	—	558,638,607
Municipal Bonds	—	35,769,790	—	35,769,790
Mortgage-Backed Securities	—	441,474,751	—	441,474,751
Foreign Government and Agency Securities	—	47,922,820	—	47,922,820
Asset-Backed Securities	—	22,468,152	—	22,468,152
Short-Term Investments	14,871,142	—	—	14,871,142

Total Investments in Securities	$14,871,142	$1,632,663,598	$—	$1,647,534,740

Other Financial Instruments:
Futures Contracts	$54,471	$—	$—	$54,471

Liabilities:
Other Financial Instruments:
Futures Contracts	$340,447	$—	$—	$340,447

Franklin Liberty U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$409,862,367	$—	$409,862,367
Mortgage-Backed Securities	—	10,118,174	—	10,118,174
Short-Term Investments	3,649,239	—	—	3,649,239

Total Investments in Securities	$3,649,239	$419,980,541	$—	$423,629,780

Franklin Liberty Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$2,097,445	$—	$2,097,445
Asset-Backed Securities	—	201,568	—	201,568
Short-Term Investments	52,042	199,956	—	251,998

Total Investments in Securities	$52,042	$2,498,969	$—	$2,551,011

aFor detailed categories, see the accompanying Statement of Investments.

10. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt+
GO	General Obligation
MTA	Metropolitan Transit Authority
REIT	Real Estate Investment Trust

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty U.S. Low Volatility ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund, and the investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of FAI, on behalf of the Franklin Liberty Investment Grade Corporate ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from each Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of

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new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 29, 2020. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, and referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Liberty Investment Grade Corporate ETF – The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Fund commenced operations on October 3, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one-year and three-year periods were above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Liberty U.S. Low Volatility ETF – The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on September 20, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one-year and three-year periods were above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

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Franklin Liberty Investment Grade Corporate ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, three other BBB-rated corporate debt funds, and one A-rated corporate debt fund. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Adviser to the Fund is paid by FAI out of the management fee FAI receives from the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty U.S. Low Volatility ETF – The Expense Group for the Fund was comprised of pure index exchange-traded funds, which included the Fund, one multi-cap core fund and two multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Liberty Investment Grade Corporate ETF, which operates generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Franklin Liberty Investment Grade Corporate ETF’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that as of December 31, 2019, the net assets of the Franklin Liberty Investment Grade Corporate ETF were approximately $579 million and the net assets of the Franklin Liberty U.S. Low Volatility ETF were

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approximately $69 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Ultra Short Bond ETF

(Fund)

At an in-person meeting held on February 18, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds, including other series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a

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similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other ultra-short obligation funds. The Board noted that the proposed Management Rate was above the median of its respective Expense Group. The Board also noted that the total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its respective Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s proposed total expense ratio reflected a fee waiver from management.

Profitability

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty U.S. Treasury Bond ETF

(Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust and an investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of FAI, on behalf of the Fund (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAI and the Sub-Adviser are each referred to herein as a Manager.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that the form of each Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) and investment sub-advisory agreement, as applicable, for the other actively managed exchange-traded funds that are series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

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Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of each Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the funds included in the Expense Group.

The Expense Group for the Fund was comprised of institutional funds and actively managed exchange-traded funds, which included the Fund and four general US government funds. The Board noted that the proposed Management Rate was equal to the median of its Expense Group. The Board also noted that the estimated total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s estimated total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Adviser to the Fund will be paid by FAI out of the management fee FAI receives from the Fund.

Profitability

The Board then noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Managers’ (or their affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.

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Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Ultra Short Bond ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Treasury Bond ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

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Liquidity Risk Management Program – In-Kind ETF

Franklin Liberty U.S. Low Volatility ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.

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Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF2 S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), advanced significantly during the six months under review, as markets began to recover from the disruption created by the novel coronavirus (COVID-19). Before the period began, equity prices declined significantly due to the impact of the virus and related restrictions on travel, gatherings and economic activity. However, a steady equity market recovery amid unprecedented monetary and fiscal support led stocks, as measured by the S&P 500, to reach all-time price highs in early September 2020. Nonetheless, several risks tempered investors’ enthusiasm in the period’s final month, including persistent COVID-19 infection rates, fading hopes for additional stimulus, and uncertainties surrounding the upcoming presidential election.

Shortly before the beginning of the reporting period, the U.S. Federal Reserve (Fed) lowered the federal funds target rate to a range of 0.00%–0.25% and implemented a policy of unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning. Additionally, the Fed announced in August 2020 that future interest rates could potentially remain low, even if inflation persistently exceeded the Fed’s 2% target. During the period, the federal government also passed several rounds of fiscal stimulus, providing aid to businesses, state and local governments and individuals.

The monetary and fiscal stimulus measures helped equities gain substantially for the period’s first five months, even as the economy struggled. The longest U.S. economic expansion in history ended in February (before the beginning of the period), according to the National Bureau of Economic Research, and the country slipped into a deep recession with second-quarter 2020 gross domestic product (GDP) declining at a record pace. Social distancing requirements weighed on businesses that require in-person contact, particularly brick-and-mortar retailers and travel and leisure companies. As a result, the unemployment rate surged to 14.7% in April as many businesses announced mass layoffs, but conditions began to improve as stimulus measures helped support consumer spending, and unemployment fell to 7.9% by period-end.1 Economic growth resumed in the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its pre-pandemic level.

The improving economic conditions buoyed stocks, and many investors were optimistic the economy would continue to improve as restrictions eased and potential COVID-19 vaccines and treatments were developed. Late in the period, however, some signs emerged that the economic recovery was stalling, including persistently high unemployment claims and low consumer confidence, leading stocks to reverse some of their earlier gains.

The foregoing information reflects our analysis and opinions as of September 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin LibertyQ U.S. Equity ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +27.43% based on market price and +27.14% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +27.21% total return for the same period, while the Russell 1000® Index posted a +33.36% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Information Technology	24.1%
Consumer Discretionary	14.9%
Consumer Staples	14.9%
Industrials	13.5%
Health Care	12.2%
Utilities	5.8%
Communication Services	5.4%
Financials	3.4%
Real Estate	3.0%
Materials	2.5%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
NVIDIA Corp. Information Technology	1.4%
United Parcel Service Inc., B Industrials	1.4%
Apple Inc. Information Technology	1.3%
QUALCOMM Inc. Information Technology	1.2%
Target Corp. Consumer Discretionary	1.2%
NIKE Inc., B Consumer Discretionary	1.2%
Texas Instruments Inc. Information Technology	1.1%
Adobe Inc. Information Technology	1.1%
The Procter & Gamble Co. Consumer Staples	1.1%
McDonald’s Corp. Consumer Discretionary	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+27.14%	+27.43%	+27.14%	+27.43%
1-Year	+7.59%	+7.70%	+7.59%	+7.70%
3-Year	+37.34%	+37.75%	+11.15%	+11.27%
Since Inception (4/26/17)	+45.41%	+45.75%	+11.53%	+11.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.411335

Total Annual Operating Expenses5

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,271.40	$0.85	$1,024.32	$0.76	0.15%

1 Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2 Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +33.71% based on market price and +33.20% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +33.38% total return for the same period, while the Russell Midcap® Index posted a +33.90% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Industrials	21.4%
Consumer Discretionary	18.6%
Information Technology	17.0%
Health Care	11.0%
Financials	10.4%
Consumer Staples	9.0%
Real Estate	5.5%
Utilities	3.5%
Materials	2.1%
Communication Services	1.5%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
Best Buy Co. Inc. Consumer Discretionary	1.3%
Cintas Corp. Industrials	1.2%
Align Technology Inc. Health Care	1.2%
Trane Technologies PLC Industrials	1.2%
IDEXX Laboratories Inc. Health Care	1.2%
Church & Dwight Co. Inc. Consumer Staples	1.1%
Cummins Inc. Industrials	1.1%
Mettler-Toledo International Inc. Health Care	1.1%
Synopsys Inc. Information Technology	1.1%
Tractor Supply Co. Consumer Discretionary	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+33.20%	+33.71%	+33.20%	+33.71%
1-Year	+6.51%	+6.60%	+6.51%	+6.60%
3-Year	+33.39%	+33.51%	+10.08%	+10.11%
Since Inception (4/26/17)	+35.81%	+36.09%	+9.33%	+9.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.183536

Total Annual Operating Expenses5

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,332.00	$1.75	$1,023.56	$1.52	0.30%

1 Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2 Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +27.17% based on market price and +26.57% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +26.86% total return for the same period, while the Russell 2000® Index posted a +31.60% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Consumer Discretionary	24.6%
Industrials	20.2%
Information Technology	13.3%
Health Care	10.6%
Financials	8.1%
Consumer Staples	6.4%
Utilities	5.7%
Real Estate	5.6%
Communication Services	2.7%
Materials	2.0%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
LHC Group Inc. Health Care	1.3%
Lithia Motors Inc. Consumer Discretionary	1.2%
Deckers Outdoor Corp. Consumer Discretionary	1.2%
Texas Roadhouse Inc., A Consumer Discretionary	1.0%
Helen of Troy Ltd. Consumer Discretionary	1.0%
Simpson Manufacturing Co. Inc. Industrials	0.9%
Exponent Inc. Industrials	0.9%
Silicon Laboratories Inc. Information Technology	0.9%
Stamps.com Inc. Consumer Discretionary	0.9%
SAIA Inc. Industrials	0.8%

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+26.57%	+27.17%	+26.57%	+27.17%
1-Year	-5.87%	-6.08%	-5.87%	-6.08%
3-Year	+4.36%	+7.69%	+1.43%	+2.50%
Since Inception (4/26/17)	+6.27%	+6.15%	+1.79%	+1.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.202951

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,265.70	$1.99	$1,023.31	$1.78	0.35%

1 Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2 Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.61		$31.41	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.35		0.76	0.66	0.53

Net realized and unrealized gains (losses)	7.13		(3.89)	2.71	2.98

Total from investment operations	7.48		(3.13)	3.37	3.51

Less distributions from net investment income	(0.41)		(0.67)	(0.47)	(0.44)

Net asset value, end of period	$34.68		$27.61	$31.41	$28.51

Total return[d]	27.14%		(10.27)%	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%		0.18%	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.15%		0.18%	0.25%	0.25%	[f]

Net investment income	2.17%		2.32%	2.20%	2.10%

Supplemental data

Net assets, end of period (000’s)	$1,238,155		$1,311,583	$1,008,255	$108,326

Portfolio turnover rate[g]	16.09%	[h]	19.44% [h]	18.04%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	16.09%	19.44%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 5.4%
	Activision Blizzard Inc.	41,412	$3,352,301
a	Alphabet Inc., A	4,010	5,877,056
	AT&T Inc.	368,424	10,503,768
	Cable One Inc.	724	1,365,051
	Comcast Corp., A	286,314	13,244,886
a	Electronic Arts Inc.	17,136	2,234,706
a	Facebook Inc., A	50,694	13,276,759
a	Match Group Inc.	11,829	1,308,879
	Omnicom Group Inc.	51,408	2,544,696
	The Interpublic Group of Cos. Inc.	68,544	1,142,629
	Verizon Communications Inc.	197,778	11,765,813

			66,616,544

	Consumer Discretionary 14.9%
a	AutoZone Inc.	4,898	5,768,081
	Best Buy Co. Inc.	60,690	6,754,190
a	Booking Holdings Inc.	4,146	7,092,479
	Carter’s Inc.	10,710	927,272
	D.R. Horton Inc.	32,130	2,429,992
	Darden Restaurants Inc.	32,130	3,236,776
	Dollar General Corp.	56,406	11,823,826
	Domino’s Pizza Inc.	10,710	4,554,749
	Foot Locker Inc.	32,130	1,061,254
	Garmin Ltd.	34,272	3,251,042
	Gentex Corp.	66,402	1,709,851
a	Grand Canyon Education Inc.	2,856	228,309
	H&R Block Inc.	54,264	883,960
	Hanesbrands Inc.	45,696	719,712
	Las Vegas Sands Corp.	69,258	3,231,578
a	Lululemon Athletica Inc.	27,846	9,171,637
	McDonald’s Corp.	60,690	13,320,848
	NIKE Inc., B	114,954	14,431,325
b	Nordstrom Inc.	25,704	306,392
a	NVR Inc.	775	3,164,418
a	O’Reilly Automotive Inc.	18,564	8,559,489
	Pool Corp.	9,282	3,105,200
	PulteGroup Inc.	37,128	1,718,655
	Ross Stores Inc.	97,818	9,128,376
	Starbucks Corp.	127,092	10,919,745
	Target Corp.	93,534	14,724,122
	The Gap Inc.	57,120	972,754
	The Home Depot Inc.	45,696	12,690,236
	The TJX Cos. Inc.	208,488	11,602,357
	Tractor Supply Co.	29,988	4,298,480
a	Ulta Beauty Inc.	14,280	3,198,434
	Williams-Sonoma Inc.	21,420	1,937,225
	Yum! Brands Inc.	84,252	7,692,208

			184,614,972

	Consumer Staples 14.9%
	Altria Group Inc.	277,032	10,704,516
a	Boston Beer Inc., A	714	630,719
	Brown-Forman Corp., A	12,138	833,638
	Brown-Forman Corp., B	18,564	1,398,240
	Campbell Soup Co.	9,996	483,507
	Casey’s General Stores Inc.	7,854	1,395,263
	Church & Dwight Co. Inc.	59,262	5,553,442
	Clorox Co.	35,700	7,503,069

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Colgate-Palmolive Co.	156,366	$12,063,637
	Costco Wholesale Corp.	37,128	13,180,440
	Estee Lauder Companies Inc., A	54,978	11,998,948
	Flowers Foods Inc.	44,268	1,077,040
	General Mills Inc.	150,654	9,292,339
	Hormel Foods Corp.	71,400	3,490,746
	Ingredion Inc.	14,994	1,134,746
	Kellogg Co.	40,698	2,628,684
	Kimberly-Clark Corp.	64,974	9,594,061
a	Monster Beverage Corp.	79,968	6,413,434
	Nu Skin Enterprises Inc., A	11,424	572,228
	PepsiCo Inc.	86,394	11,974,208
	Philip Morris International Inc.	154,224	11,565,258
a	Sprouts Farmers Market Inc.	22,134	463,265
	The Coca-Cola Co.	242,760	11,985,061
	The Hershey Co.	41,412	5,935,996
	The J.M. Smucker Co.	19,992	2,309,476
	The Kroger Co.	132,090	4,479,172
	The Procter & Gamble Co.	97,818	13,595,724
	Tyson Foods Inc.	66,402	3,949,591
	Walgreens Boots Alliance Inc.	152,796	5,488,432
	Walmart Inc.	91,392	12,786,655

			184,481,535

	Energy 0.1%
	Cabot Oil & Gas Corp., A	61,404	1,065,973

	Financials 3.4%
	American National Group Inc.	1,428	96,433
	Equitable Holdings Inc.	22,848	416,747
	Erie Indemnity Co., A	1,428	300,280
	Evercore Inc.	2,142	140,215
	FactSet Research Systems Inc.	9,282	3,108,356
	Invesco Ltd.	66,402	757,647
	Jefferies Financial Group Inc.	12,138	218,484
	Lazard Ltd., A	27,132	896,713
	MarketAxess Holdings Inc.	9,282	4,470,118
	Moody’s Corp.	24,276	7,036,399
	Morningstar Inc.	4,284	688,053
	MSCI Inc.	19,278	6,878,005
	S&P Global Inc.	24,990	9,011,394
	Santander Consumer USA Holdings Inc.	22,848	415,605
	SEI Investments Co.	24,990	1,267,493
	T. Rowe Price Group Inc.	23,562	3,021,120
	The Progressive Corp.	32,130	3,041,747

			41,764,809

	Health Care 12.2%
	AbbVie Inc.	122,094	10,694,213
a	ABIOMED Inc.	2,142	593,462
a	Align Technology Inc.	4,998	1,636,145
	Amgen Inc.	49,266	12,521,447
a	Biogen Inc.	37,128	10,532,471
	Bristol-Myers Squibb Co.	191,352	11,536,612
	Cerner Corp.	63,546	4,593,740
	Chemed Corp.	3,306	1,588,037
	Eli Lilly and Co.	53,550	7,926,471
a	Exelixis Inc.	62,832	1,536,242

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Gilead Sciences Inc.	145,656	$9,204,003
a	Horizon Therapeutics Plc	9,996	776,489
	Humana Inc.	7,140	2,955,175
	Johnson & Johnson	75,684	11,267,834
	Merck & Co. Inc.	141,372	11,726,807
a	Mettler-Toledo International Inc.	5,954	5,750,075
	Pfizer Inc.	297,024	10,900,781
	Premier Inc., A	7,854	257,847
a	Regeneron Pharmaceuticals Inc.	9,996	5,595,561
	ResMed Inc.	32,844	5,630,447
	UnitedHealth Group Inc.	37,128	11,575,397
a	Veeva Systems Inc.	7,140	2,007,697
a	Vertex Pharmaceuticals Inc.	15,708	4,274,461
a	Waters Corp.	3,570	698,578
	West Pharmaceutical Services Inc.	4,284	1,177,672
	Zoetis Inc.	26,418	4,368,745

			151,326,409

	Industrials 13.5%
	3M Co.	72,828	11,665,589
	A O Smith Corp.	7,140	376,992
	Allegion PLC	9,282	918,083
	Allison Transmission Holdings Inc.	19,992	702,519
	BWX Technologies Inc.	5,712	321,643
	C.H. Robinson Worldwide Inc.	35,700	3,648,183
	Cintas Corp.	19,278	6,416,297
a	Copart Inc.	48,552	5,105,728
	Cummins Inc.	36,414	7,689,180
	Emerson Electric Co.	140,658	9,222,945
	Expeditors International of Washington Inc.	41,412	3,748,614
	Fastenal Co.	150,654	6,792,989
a	FTI Consulting Inc.	2,142	226,988
a	Generac Holdings Inc.	3,570	691,295
	Graco Inc.	38,556	2,365,411
	GrafTech International Ltd.	8,568	58,605
	Honeywell International Inc.	77,112	12,693,406
	Huntington Ingalls Industries Inc.	9,282	1,306,441
a	IAA Inc.	13,566	706,382
	Illinois Tool Works Inc.	47,838	9,242,780
	JB Hunt Transport Services Inc.	21,420	2,707,059
	Landstar System Inc.	9,282	1,164,798
	Lennox International Inc.	4,998	1,362,505
	Lincoln Electric Holdings Inc.	2,856	262,866
	Lockheed Martin Corp.	29,274	11,220,139
	Masco Corp.	27,846	1,535,150
	MSC Industrial Direct Co. Inc., A	9,996	632,547
	Northrop Grumman Corp.	15,708	4,955,717
	Old Dominion Freight Line Inc.	10,710	1,937,653
	Otis Worldwide Corp.	22,134	1,381,604
	PACCAR Inc.	47,124	4,018,735
	Robert Half International Inc.	32,844	1,738,761
	Rockwell Automation Inc.	28,560	6,302,621
	Rollins Inc.	37,128	2,011,966
	Schneider National Inc., B	3,570	88,286
	Snap-on Inc.	9,282	1,365,661
	Toro Co.	27,846	2,337,672
a	Trex Co. Inc.	7,140	511,224
	Union Pacific Corp.	67,116	13,213,127

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	United Parcel Service Inc., B	104,244	$17,370,178
	Verisk Analytics Inc.	8,568	1,587,736
	W.W. Grainger Inc.	11,424	4,075,740
	Watsco Inc.	7,140	1,662,835

			167,344,650

	Information Technology 24.1%
	Accenture PLC, A	56,406	12,747,192
a	Adobe Inc.	27,846	13,656,514
a	Akamai Technologies Inc.	8,568	947,107
a	Alphabet Inc., C	3,954	5,810,798
	Amdocs Ltd.	33,558	1,926,565
	Apple Inc.	142,800	16,537,668
	Applied Materials Inc.	202,776	12,055,033
a	Arista Networks Inc.	3,570	738,740
a	Aspen Technology Inc.	12,138	1,536,549
	Automatic Data Processing Inc.	74,970	10,457,565
	Booz Allen Hamilton Holding Corp.	19,992	1,658,936
	Broadridge Financial Solutions Inc.	28,560	3,769,920
a	Cadence Design Systems Inc.	42,840	4,568,029
a	Ciena Corp.	8,568	340,064
a	Cirrus Logic Inc.	2,856	192,637
	Cisco Systems Inc.	237,762	9,365,445
	Citrix Systems Inc.	19,992	2,753,098
	Cognizant Technology Solutions Corp., A	99,960	6,939,223
a	Enphase Energy Inc.	5,712	471,754
a	F5 Networks Inc.	15,708	1,928,471
a	Fair Isaac Corp.	1,428	607,443
a	Fortinet Inc.	7,854	925,280
	HP Inc.	393,414	7,470,932
	Intel Corp.	179,928	9,316,672
	International Business Machines Corp.	91,392	11,119,665
	Intuit Inc.	39,270	12,810,267
	Jack Henry & Associates Inc.	19,278	3,134,410
	KLA Corp.	36,414	7,054,848
	Lam Research Corp.	33,558	11,132,866
	Mastercard Inc., A	37,842	12,797,029
	Maxim Integrated Products Inc.	65,688	4,441,166
	Microsoft Corp.	62,118	13,065,279
	Monolithic Power Systems	2,142	598,925
	Motorola Solutions Inc.	36,414	5,710,079
	NetApp Inc.	54,264	2,378,934
	NVIDIA Corp.	32,130	17,389,398
	Oracle Corp.	108,528	6,479,122
	Paychex Inc.	84,966	6,777,738
	QUALCOMM Inc.	131,376	15,460,328
	Skyworks Solutions Inc.	47,124	6,856,542
a	SolarEdge Technologies Inc.	2,856	680,728
	Texas Instruments Inc.	95,676	13,661,576
a	Tyler Technologies Inc.	2,142	746,615
	Ubiquiti Inc.	2,142	356,986
	Visa Inc., A	57,834	11,565,065
a,b	VMware Inc., A	4,284	615,482
	Xerox Holdings Corp.	9,282	174,223
	Xilinx Inc.	60,690	6,326,326

			298,055,232

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials 2.5%
Air Products and Chemicals Inc.	32,130	$9,570,242
Avery Dennison Corp.	4,284	547,667
Celanese Corp.	16,422	1,764,544
Eastman Chemical Co.	24,276	1,896,441
Huntsman Corp.	10,710	237,869
LyondellBasell Industries NV, A	81,396	5,737,604
NewMarket Corp.	2,142	733,250
Newmont Corp.	44,982	2,854,108
Nucor Corp.	40,698	1,825,712
Packaging Corp. of America	19,278	2,102,266
Reliance Steel & Aluminum Co.	6,426	655,709
Royal Gold Inc.	6,426	772,212
Sonoco Products Co.	23,562	1,203,311
Steel Dynamics Inc.	34,986	1,001,649
Valvoline Inc.	22,848	435,026

		31,337,610

Real Estate 3.0%
American Tower Corp.	44,268	10,700,904
Coresite Realty Corp.	2,142	254,641
EPR Properties	17,850	490,875
Gaming and Leisure Properties Inc.	43,317	1,599,697
Kimco Realty Corp.	84,966	956,717
National Retail Properties Inc.	41,412	1,429,128
Public Storage	42,126	9,382,303
Realty Income Corp.	74,970	4,554,427
Simon Property Group Inc.	60,690	3,925,429
Spirit Realty Capital Inc.	24,276	819,315
STORE Capital Corp.	47,124	1,292,611
WP Carey Inc.	32,844	2,140,115

		37,546,162

Utilities 5.8%
Alliant Energy Corp.	51,408	2,655,223
Ameren Corp.	39,984	3,161,935
American Electric Power Co. Inc.	47,124	3,851,444
Atmos Energy Corp.	24,990	2,388,794
Consolidated Edison Inc.	70,686	5,499,371
Dominion Energy Inc.	113,526	8,960,607
Evergy Inc.	37,128	1,886,845
Eversource Energy	64,974	5,428,578
Hawaiian Electric Industries Inc.	24,276	806,934
NextEra Energy Inc.	44,268	12,287,026
PPL Corp.	124,236	3,380,462
Public Service Enterprise Group Inc.	121,380	6,664,976
The Southern Co.	172,788	9,368,565
WEC Energy Group Inc.	16,422	1,591,292
Xcel Energy Inc.	51,408	3,547,666

		71,479,718

Total Investments before Short Term Investments (Cost $1,127,504,225)		1,235,633,614

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $711,145) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 0.00%	711,145	$711,145

	Total Investments (Cost $1,128,215,370) 99.9%		1,236,344,759
	Other Assets, less Liabilities 0.1%		1,810,098

	Net Assets 100.0%		$1,238,154,857

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2020. See Note (1c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	14	$2,346,400	12/18/20	$11,421

*As of period end.

See note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.94		$30.32	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.22		0.50	0.47	0.38

Net realized and unrealized gains (losses)	8.05		(5.41)	2.53	2.18

Total from investment operations	8.27		(4.91)	3.00	2.56

Less distributions from net investment income	(0.18)		(0.47)	(0.38)	(0.37)

Net asset value, end of period	$33.03		$24.94	$30.32	$27.70

Total return[d]	33.20%		(16.50)%	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%		0.30%	0.30%	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.30%	0.30%	[f]

Net investment income	1.45%		1.60%	1.65%	1.58%

Supplemental data

Net assets, end of period (000’s)	$24,776		$13,718	$10,612	$2,770

Portfolio turnover rate[g]	16.42%	[h]	24.20% [h]	23.49%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	16.42%	24.20%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 1.5%
	CenturyLink Inc.	7,110	$71,740
	John Wiley & Sons Inc., A	630	19,977
a	Match Group Inc.	975	107,884
	Omnicom Group Inc.	3,105	153,697
	Telephone and Data Systems Inc.	615	11,341
	World Wrestling Entertainment Inc.	285	11,534

			376,173

	Consumer Discretionary 18.6%
a	AutoZone Inc.	200	235,528
	Best Buy Co. Inc.	2,910	323,854
	BorgWarner Inc.	2,940	113,896
a	Burlington Stores Inc.	1,005	207,120
a	Capri Holdings Ltd.	2,100	37,800
	Carter’s Inc.	690	59,740
	Columbia Sportswear Co.	255	22,180
	Dick’s Sporting Goods Inc.	1,020	59,038
	Domino’s Pizza Inc.	270	114,826
	Foot Locker Inc.	1,785	58,959
	Garmin Ltd.	1,950	184,977
	Gentex Corp.	2,880	74,160
	Genuine Parts Co.	2,025	192,719
	H&R Block Inc.	3,045	49,603
	Hanesbrands Inc.	5,430	85,522
	Hasbro Inc.	1,680	138,970
	Kohl’s Corp.	2,520	46,696
	L Brands Inc.	3,600	114,516
a	Lululemon Athletica Inc.	750	247,027
b	Nordstrom Inc.	2,115	25,211
a	NVR Inc.	45	183,740
a	O’Reilly Automotive Inc.	540	248,983
a	Ollie’s Bargain Outlet Holdings Inc.	585	51,100
	Penske Automotive Group Inc.	510	24,307
	Pool Corp.	780	260,941
	Ralph Lauren Corp.	690	46,899
a	Skechers USA Inc., A	1,815	54,849
	Tapestry Inc.	4,590	71,742
a	Tempur Sealy International Inc.	615	54,852
	The Gap Inc.	3,630	61,819
	Tiffany & Co.	1,770	205,054
	Tractor Supply Co.	1,860	266,612
a	Ulta Beauty Inc.	825	184,783
	Whirlpool Corp.	600	110,334
	Williams-Sonoma Inc.	1,365	123,451
	Yum China Holdings Inc.	4,905	259,720

			4,601,528

	Consumer Staples 9.0%
a	Boston Beer Inc., A	60	53,002
	Brown-Forman Corp., A	690	47,389
	Brown-Forman Corp., B	2,820	212,403
	Campbell Soup Co.	2,400	116,088
	Church & Dwight Co. Inc.	3,030	283,941
	Clorox Co.	1,095	230,136
	Flowers Foods Inc.	3,675	89,413
a	Herbalife Ltd.	1,545	72,074
	Kellogg Co.	3,480	224,773
	McCormick & Co. Inc.	1,290	250,389

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Nu Skin Enterprises Inc., A	855	$42,827
a	Sprouts Farmers Market Inc.	2,010	42,069
	The Hershey Co.	1,680	240,811
	The J.M. Smucker Co.	825	95,304
	The Kroger Co.	6,945	235,505

			2,236,124

	Financials 10.4%
	Affiliated Managers Group Inc.	315	21,540
	Ally Financial Inc.	4,905	122,968
	American National Group Inc.	120	8,104
	Apollo Global Management Inc., A	1,275	57,056
	Brown & Brown Inc.	3,360	152,107
	Cincinnati Financial Corp.	2,430	189,467
	Citizens Financial Group Inc.	2,640	66,739
	CNA Financial Corp.	405	12,146
a,b	Credit Acceptance Corp.	170	57,569
	Discover Financial Services	3,510	202,808
	Erie Indemnity Co., A	180	37,850
	Evercore Inc.	510	33,385
	FactSet Research Systems Inc.	540	180,835
	First American Financial Corp.	1,470	74,838
	Globe Life Inc.	1,410	112,659
	Invesco Ltd.	2,490	28,411
	Lazard Ltd., A	1,395	46,105
	MarketAxess Holdings Inc.	450	216,715
	Mercury General Corp.	375	15,514
	MSCI Inc.	690	246,178
	Nasdaq Inc.	1,815	222,719
	PacWest Bancorp	1,140	19,471
	Prosperity Bancshares Inc.	1,110	57,531
	Santander Consumer USA Holdings Inc.	1,470	26,739
	SEI Investments Co.	2,250	114,120
	Synchrony Financial	7,470	195,490
	Unum Group	2,955	49,733

			2,568,797

	Health Care 11.0%
a	ABIOMED Inc.	300	83,118
a	Acadia Healthcare Co. Inc.	1,260	37,145
a	Align Technology Inc.	930	304,445
a	Amedisys Inc.	225	53,197
a	Bio-Rad Laboratories Inc., A	125	64,433
	Bio-Techne Corp.	240	59,455
	Cerner Corp.	3,120	225,545
a	Change Healthcare Inc.	1,455	21,112
	Chemed Corp.	150	72,052
	Encompass Health Corp.	1,575	102,343
a	Exelixis Inc.	3,375	82,519
a	Globus Medical Inc., A	510	25,255
a	Henry Schein Inc.	1,950	114,621
a	IDEXX Laboratories Inc.	735	288,936
a	Ionis Pharmaceuticals Inc.	825	39,146
a	Masimo Corp.	675	159,340
a	Mettler-Toledo International Inc.	285	275,239
a	Molina Healthcare Inc.	780	142,771
a	Neurocrine Biosciences Inc.	555	53,369
	Premier Inc., A	585	19,206

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	United Therapeutics Corp.	285	$28,785
	Universal Health Services Inc., B	1,200	128,424
a	Waters Corp.	1,125	220,140
	West Pharmaceutical Services Inc.	465	127,828

			2,728,424

	Industrials 21.4%
	Allegion PLC	1,410	139,463
	Allison Transmission Holdings Inc.	1,650	57,981
	BWX Technologies Inc.	1,335	75,174
	C.H. Robinson Worldwide Inc.	2,070	211,533
	Carrier Global Corp.	5,925	180,950
	Cintas Corp.	915	304,540
	Copa Holdings SA	420	21,143
a	Copart Inc.	1,875	197,175
	Cummins Inc.	1,335	281,899
	Curtiss-Wright Corp.	255	23,781
	Donaldson Co. Inc.	1,860	86,341
	Dover Corp.	1,005	108,882
	Expeditors International of Washington Inc.	2,550	230,826
	Fastenal Co.	5,520	248,897
	Graco Inc.	2,775	170,246
	GrafTech International Ltd.	975	6,669
	Hubbell Inc., B	690	94,420
	Landstar System Inc.	525	65,882
	Lennox International Inc.	465	126,764
	Lincoln Electric Holdings Inc.	720	66,269
	ManpowerGroup Inc.	870	63,797
	MSA Safety Inc.	255	34,213
	MSC Industrial Direct Co. Inc., A	705	44,612
	Nordson Corp.	765	146,742
	Old Dominion Freight Line Inc.	1,320	238,814
	Otis Worldwide Corp.	2,730	170,407
	Robert Half International Inc.	2,085	110,380
	Rockwell Automation Inc.	1,050	231,714
	Rollins Inc.	2,595	140,623
	Schneider National Inc., B	855	21,144
	Snap-on Inc.	675	99,313
	Southwest Airlines Co.	3,690	138,375
a	Teledyne Technologies Inc.	390	120,982
	Toro Co.	1,590	133,481
	Trane Technologies PLC	2,505	303,731
	W.W. Grainger Inc.	720	256,874
	Watsco Inc.	570	132,747
	Xylem Inc.	2,535	213,244

			5,300,028

	Information Technology 17.0%
	Amdocs Ltd.	1,245	71,475
a	Arista Networks Inc.	420	86,911
a	Aspen Technology Inc.	1,080	136,717
	Booz Allen Hamilton Holding Corp.	2,580	214,088
	Broadridge Financial Solutions Inc.	750	99,000
a	CACI International Inc., A	240	51,158
a	Cadence Design Systems Inc.	2,490	265,509
	CDW Corp.	2,040	243,841
a	Ciena Corp.	1,125	44,651
	Citrix Systems Inc.	1,530	210,696

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Enphase Energy Inc.	645	$53,271
a	F5 Networks Inc.	1,065	130,750
a	Fair Isaac Corp.	420	178,660
a	Fortinet Inc.	870	102,495
a	GrubHub Inc.	600	43,398
	HP Inc.	8,805	167,207
	Juniper Networks Inc.	4,230	90,945
	KLA Corp.	1,290	249,925
a	Manhattan Associates Inc.	1,050	100,264
	Monolithic Power Systems	300	83,883
	National Instruments Corp.	2,130	76,041
	NetApp Inc.	3,930	172,291
	Paychex Inc.	3,135	250,079
a	Paycom Software Inc.	315	98,060
a	Synopsys Inc.	1,260	269,615
a	Tyler Technologies Inc.	270	94,111
	Ubiquiti Inc.	135	22,499
a	VeriSign Inc.	1,035	212,020
	Western Union Co.	6,120	131,152
	Xilinx Inc.	2,475	257,994

			4,208,706

	Materials 2.1%
	Avery Dennison Corp.	1,260	161,079
	NewMarket Corp.	60	20,539
	Reliance Steel & Aluminum Co.	585	59,693
	RPM International Inc.	1,830	151,597
	Sonoco Products Co.	1,095	55,922
	The Scotts Miracle-Gro Co., A	405	61,929

			510,759

	Real Estate 5.5%
	Apple Hospitality REIT Inc.	3,405	32,722
	AvalonBay Communities Inc.	885	132,166
	Brixmor Property Group Inc.	1,905	22,269
	Camden Property Trust	1,125	100,102
	Coresite Realty Corp.	570	67,762
	CubeSmart	1,200	38,772
	Duke Realty Corp.	2,235	82,472
	EPR Properties	1,065	29,288
	First Industrial Realty Trust Inc.	780	31,044
	Highwoods Properties Inc.	1,380	46,327
	Host Hotels & Resorts Inc.	10,965	118,312
	Lamar Advertising Co., A	1,260	83,374
	National Retail Properties Inc.	2,715	93,695
	Realty Income Corp.	4,110	249,682
	STORE Capital Corp.	1,380	37,853
	Ventas Inc.	4,905	205,814

			1,371,654

	Utilities 3.4%
	Ameren Corp.	3,045	240,798
	American Water Works Co. Inc.	1,095	158,644
	Consolidated Edison Inc.	3,030	235,734
	PPL Corp.	8,115	220,809

			855,985

	Total Investments before Short Term Investments (Cost $22,555,351)		24,758,178

franklintempleton.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $53,386) 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust Portfolio, 0.00%	53,386	$53,386

	Total Investments (Cost $22,608,737) 100.1%		24,811,564
	Other Assets, less Liabilities (0.1)%		(35,597)

	Net Assets 100.0%		$24,775,967

See Abbreviations on page 53.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2020. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.48		$27.66	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.14		0.39	0.47	0.33

Net realized and unrealized gains (losses)	5.30		(7.15)	0.87	1.27

Total from investment operations	5.44		(6.76)	1.34	1.60

Less distributions from net investment income	(0.20)		(0.42)	(0.34)	(0.30)

Net asset value, end of period	$25.72		$20.48	$27.66	$26.66

Total return[d]	26.57%		(24.83)%	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%		0.35%	0.35%	0.35%	[f]

Net investment income	1.16%		1.41%	1.69%	1.40%

Supplemental data

Net assets, end of period (000’s)	$11,576		$13,310	$17,979	$2,666

Portfolio turnover rate[g]	24.03%	[h]	23.83% [h]	22.17%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	24.03%	23.83%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 2.7%
	Alaska Communications Systems Group Inc.	639	$1,278
a,b	AMC Networks Inc., A	450	11,119
a	CarGurus Inc.	1,062	22,971
b	Cinemark Holdings Inc.	1,431	14,310
	Cogent Communications Holdings Inc.	1,053	63,233
a	Consolidated Communications Holdings Inc.	855	4,865
a	Glu Mobile Inc.	1,557	11,950
a	Liberty Latin America Ltd.	2,547	20,733
a	Liberty Latin America Ltd., A	1,017	8,390
	Meredith Corp.	981	12,871
	Scholastic Corp.	756	15,868
	Spok Holdings Inc.	405	3,852
a	TechTarget Inc.	414	18,199
	TEGNA Inc.	3,933	46,213
	Tribune Publishing Co.	252	2,938
a	TrueCar Inc.	2,547	12,735
a	WideOpenWest Inc.	1,008	5,232
a	Yelp Inc.	1,845	37,066

			313,823

	Consumer Discretionary 24.6%
a	1-800-FLOWERS.Com Inc.	720	17,957
	Abercrombie & Fitch Co., A	1,908	26,578
	Acushnet Holdings Corp.	954	32,064
a	America’s Car-Mart Inc.	162	13,751
	American Eagle Outfitters Inc.	4,167	61,713
a	American Public Education Inc.	351	9,895
a	Asbury Automotive Group Inc.	567	55,254
	Big Lots Inc.	1,296	57,802
	Bloomin’ Brands Inc.	2,763	42,191
	Buckle Inc.	882	17,984
	Caleres Inc.	1,080	10,325
a	Chuy’s Holdings Inc.	441	8,635
	Citi Trends Inc.	333	8,318
	Collectors Universe Inc.	234	11,581
	Core-Mark Holding Co. Inc.	954	27,599
	Cracker Barrel Old Country Store Inc.	702	80,491
a	Crocs Inc.	1,710	73,068
b	Dave & Buster’s Entertainment Inc.	1,206	18,283
a	Deckers Outdoor Corp.	612	134,646
a	Del Taco Restaurants Inc.	612	5,018
	Designer Brands Inc., A	1,818	9,872
	Dillard’s Inc., A	234	8,546
a	Dorman Products Inc.	648	58,566
a,b	Duluth Holdings Inc.	261	3,189
a	Envela Corp.	90	386
	Escalade Inc.	252	4,609
	Ethan Allen Interiors Inc.	774	10,480
a	Fiesta Restaurant Group Inc.	558	5,229
a,b	GameStop Corp., A	675	6,885
a	Genesco Inc.	423	9,111
	Group 1 Automotive Inc.	477	42,162
	Guess? Inc.	1,251	14,537
	Hamilton Beach Brands Holding Co., A	180	3,501
	Haverty Furniture Cos. Inc.	585	12,250
a	Helen of Troy Ltd.	612	118,434
a	Hibbett Sports Inc.	405	15,884

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Hooker Furniture Corp.	252	$6,509
a	Installed Building Products Inc.	369	37,546
a,b	iRobot Corp.	639	48,500
	Jack in the Box Inc.	576	45,683
	Johnson Outdoors Inc., A	126	10,318
a	K12 Inc.	900	23,706
a	Kontoor Brands Inc.	1,206	29,185
	La-Z-Boy Inc.	1,152	36,438
a	Lakeland Industries Inc.	90	1,782
	LCI Industries	558	59,310
a	LGI Homes Inc.	459	53,322
	Lifetime Brands Inc.	315	2,977
	Lithia Motors Inc.	612	139,499
b	Macy’s Inc.	3,690	21,033
a	Malibu Boats Inc., A	234	11,597
	Marine Products Corp.	189	2,956
	Monro Inc.	792	32,131
	Movado Group Inc.	486	4,831
a	Murphy USA Inc.	504	64,648
a	National Vision Holdings Inc.	918	35,104
a	OneWater Marine Inc., A	54	1,106
	Oxford Industries Inc.	513	20,705
	Papa John’s International Inc.	639	52,577
a	Perdoceo Education Corp.	1,827	22,363
b	PetMed Express Inc.	567	17,929
	Rent-A-Center Inc.	1,494	44,656
	Rocky Brands Inc.	162	4,022
	Ruth’s Hospitality Group Inc.	666	7,366
a	Sally Beauty Holdings Inc.	3,141	27,295
	Shoe Carnival Inc.	270	9,067
	Shutterstock Inc.	486	25,291
	Signet Jewelers Ltd.	1,332	24,908
a	Sleep Number Corp.	720	35,215
	Sonic Automotive Inc.	657	26,385
a	Sonos Inc.	1,521	23,089
a	Sportsman’s Warehouse Holdings Inc.	1,278	18,288
a	Stamps.com Inc.	414	99,753
	Standard Motor Products Inc.	540	24,111
	Steven Madden Ltd.	2,151	41,945
a,b	Stitch Fix Inc., A	1,134	30,765
	Strategic Education Inc.	501	45,827
	Sturm Ruger & Co. Inc.	405	24,770
	Superior Group of Cos. Inc.	261	6,063
	Texas Roadhouse Inc., A	1,989	120,911
	The Cato Corp., A	585	4,575
b	The Cheesecake Factory Inc.	1,314	36,450
b	The Children’s Place Inc.	396	11,227
a	The Container Store Group Inc.	441	2,739
a,b	The Lovesac Co.	162	4,489
a,b	The Michaels Cos. Inc.	1,692	16,336
	The ODP Corp.	1,449	28,183
	Tilly’s Inc., A	639	3,853
	Tupperware Brands Corp.	1,557	31,389
a	Universal Technical Institute Inc.	459	2,332
a	Vera Bradley Inc.	522	3,189
	Weyco Group Inc.	162	2,620
	Wingstop Inc.	711	97,158

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Winmark Corp.	63	$10,847
	Wolverine World Wide Inc.	2,043	52,791
a	WW International Inc.	747	14,096
a,b	XPEL Inc.	207	5,399
a	YETI Holdings Inc.	1,089	49,354
a	Zumiez Inc.	495	13,771

			2,849,074

	Consumer Staples 6.4%
b	B&G Foods Inc., A	1,467	40,739
a	BellRing Brands Inc., A	612	12,693
a	Bridgford Foods Corp.	36	659
a	Celsius Holdings Inc.	414	9,402
a	Central Garden & Pet Co.	252	10,062
a	Central Garden & Pet Co., A	1,026	37,080
	Coca-Cola Consolidated Inc.	108	25,993
a	Freshpet Inc.	774	86,417
	Ingles Markets Inc., A	423	16,091
	Inter Parfums Inc.	459	17,144
	J & J Snack Foods Corp.	387	50,461
	John B. Sanfilippo & Son Inc.	234	17,639
	Lancaster Colony Corp.	450	80,460
a	Lifevantage Corp.	315	3,802
	Medifast Inc.	333	54,762
a	National Beverage Corp.	324	22,035
	Natural Grocers by Vitamin Cottage Inc.	234	2,307
a	Natures Sunshine Products Inc.	243	2,812
	Oil-Dri Corp. of America	63	2,254
	PriceSmart Inc.	630	41,864
	SpartanNash Co.	900	14,715
a	The Chefs’ Warehouse Inc.	639	9,291
	Tootsie Roll Industries Inc.	369	11,402
	Universal Corp.	630	26,384
a	USANA Health Sciences Inc.	153	11,268
	Vector Group Ltd.	3,204	31,047
	Village Super Market Inc., A	279	6,866
	WD-40 Co.	414	78,374
	Weis Markets Inc.	297	14,256

			738,279

	Energy 0.7%
	Arch Resources Inc.	324	13,764
	Berry Corp.	1,089	3,452
a	CONSOL Energy Inc.	711	3,150
	CVR Energy Inc.	576	7,131
	DHT Holdings Inc.	1,431	7,384
	Evolution Petroleum Corp.	459	1,028
b	Frontline Ltd.	1,467	9,535
a,b	Penn Virginia Corp.	243	2,394
a	Renewable Energy Group Inc.	513	27,404
	Solaris Oilfield Infrastructure Inc.	513	3,252

			78,494

	Financials 8.1%
	1st Source Corp.	333	10,270
a	Amerant Bancorp Inc.	378	3,519
	Amerisafe Inc.	369	21,166
	Ames National Corp.	216	3,648

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Arrow Financial Corp.	305	$7,652
	Banco Latinoamericano de Comercio Exterior SA	684	8,311
	BanCorpSouth Bank	1,116	21,628
	Bar Harbor Bankshares	315	6,473
	Berkshire Hills Bancorp Inc.	585	5,914
	Cadence Bancorp	2,745	23,580
a	California Bancorp Inc.	99	1,122
	Carter Bank & Trust	252	1,676
	Central Pacific Financial Corp.	513	6,961
	Citizens & Northern Corp.	279	4,531
	Citizens Holding Company	63	1,412
	Codorus Valley Bancorp Inc.	198	2,594
	Cohen & Steers Inc.	585	32,608
	Community Trust Bancorp Inc.	180	5,087
	Donegal Group Inc.	279	3,926
	Enterprise Bancorp Inc.	99	2,081
	ESSA Bancorp Inc.	207	2,552
	Essent Group Ltd.	2,547	94,264
a	EZCORP Inc., A	1,242	6,247
	FBL Financial Group Inc., A	126	6,073
	Federated Hermes Inc., B	2,367	50,914
	Financial Institutions Inc.	387	5,960
	First Bancorp Inc.	225	4,743
	First Bancorp Puerto Rico	4,113	21,470
	First Business Financial Services Inc.	108	1,543
a	Genworth Financial Inc., A	12,168	40,763
	German American Bancorp Inc.	288	7,816
	Great Western Bancorp Inc.	675	8,404
	Greene County Bancorp Inc.	72	1,562
	Hamilton Lane Inc., A	306	19,765
	Hanmi Financial Corp.	369	3,029
	Hawthorn Bancshares Inc.	121	2,292
	Heritage Financial Corp.	846	15,558
	Houlihan Lokey Inc.	522	30,824
	Invesco Mortgage Capital	3,231	8,756
	James River Group Holdings Ltd.	702	31,260
	Kinsale Capital Group Inc.	270	51,349
	LCNB Corp.	297	4,054
a	MainStreet Bancshares Inc.	90	1,102
	Middlefield Banc Corp.	72	1,390
	Midwestone Financial Group Inc.	342	6,112
	Moelis & Co., A	684	24,036
	National Western Life Group Inc., A	72	13,159
	NBT Bancorp Inc.	522	14,000
	Nelnet Inc., A	432	26,028
	Northfield Bancorp Inc.	1,152	10,506
	Northwest Bancshares Inc.	2,700	24,840
	Norwood Financial Corp.	126	3,064
	Ohio Valley Banc Corp.	45	930
a	Oportun Financial Corp.	234	2,759
	Penns Woods Bancorp Inc.	162	3,216
	Peoples Bancorp Inc.	234	4,467
	Peoples Financial Services Corp.	162	5,631
	PJT Partners Inc., A	315	19,092
	Premier Financial Bancorp Inc.	324	3,499
	ProAssurance Corp.	756	11,824
	Protective Insurance Corp., B	216	2,836

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Provident Financial Services Inc.	1,512	$18,446
	Pzena Investment Management Inc., A	387	2,074
	RBB Bancorp	198	2,245
	Red River Bancshares Inc.	90	3,870
	Salisbury Bancorp Inc.	27	853
	Silvercrest Asset Management Group Inc., A	225	2,353
	Southern Missouri Bancorp Inc.	162	3,820
	Stewart Information Services Corp.	495	21,646
a	SWK Holdings Corp.	45	630
	The Bank of Princeton	99	1,799
	Tompkins Financial Corp.	369	20,963
	TrustCo Bank Corp. NY	2,412	12,591
	United Fire Group Inc.	459	9,327
	United Security Bancshares	261	1,595
	Value Line Inc.	27	667
	Waddell & Reed Financial Inc., A	1,449	21,518
	Washington Trust Bancorp Inc.	207	6,347
a	Watford Holdings Ltd.	369	8,465
	West Bancorp Inc.	378	5,988
	Westamerica BanCorp	315	17,120
	Westwood Holdings Group Inc.	216	2,406

			936,571

	Health Care 10.6%
a	Addus Homecare Corp.	324	30,621
a	AMN Healthcare Services Inc.	1,224	71,555
a	AtriCure Inc.	954	38,065
	Atrion Corp.	36	22,536
a	Axogen Inc.	432	5,024
a	Biospecifics Technologies Corp.	144	7,608
a	Cardiovascular Systems Inc.	963	37,894
a	Catalyst Pharmaceuticals Inc.	1,296	3,849
a	Champions Oncology Inc.	90	833
a	Coherus Biosciences Inc.	666	12,214
a	Community Health Systems Inc.	2,079	8,773
	CONMED Corp.	621	48,854
a	Corcept Therapeutics Inc.	2,637	45,897
a	CorVel Corp.	207	17,684
a	Cross Country Healthcare Inc.	756	4,906
a	Eagle Pharmaceuticals Inc.	225	9,558
a	Electromed Inc.	90	937
a	Emergent BioSolutions Inc.	513	53,008
a	Enanta Pharmaceuticals Inc.	459	21,013
a	Fonar Corp.	72	1,503
a	Hanger Inc.	882	13,953
a	InfuSystem Holdings Inc.	171	2,192
a	Inogen Inc.	405	11,745
	Invacare Corp.	549	4,129
a	iRadimed Corp.	117	2,501
a	Ironwood Pharmaceuticals Inc.	2,079	18,701
a	Jounce Therapeutics Inc.	198	1,616
a	Lantheus Holdings Inc.	747	9,465
	LeMaitre Vascular Inc.	432	14,053
a	Lexicon Pharmaceuticals Inc.	495	713
a	LHC Group Inc.	684	145,391
	Luminex Corp.	486	12,758
a	Meridian Bioscience Inc.	1,152	19,561
a	Merit Medical Systems Inc.	1,350	58,725

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Mesa Laboratories Inc.	72	$18,343
a	Milestone Scientific Inc.	405	563
a	Misonix Inc.	243	2,850
a	Myriad Genetics Inc.	1,593	20,773
	National Healthcare Corp.	351	21,871
	National Research Corp., A	342	16,830
a	Neogen Corp.	621	48,593
a	NuVasive Inc.	1,116	54,204
a	Omeros Corp.	594	6,002
a	OraSure Technologies Inc.	738	8,982
a	Orthofix International Nv	450	14,013
	Patterson Cos. Inc.	1,944	46,860
	Phibro Animal Health Corp.	558	9,709
a	Prestige Consumer Healthcare Inc.	1,197	43,595
a	Repro-Med Systems Inc.	324	2,339
a	Sharps Compliance Corp.	171	1,072
	Simulations Plus Inc.	342	25,773
a	STAAR Surgical Co.	540	30,542
a	Supernus Pharmaceuticals Inc.	1,350	28,134
a	Surmodics Inc.	153	5,953
a	Tactile Systems Technology Inc.	495	18,112
a	The Joint Corp.	279	4,852
	Utah Medical Products Inc.	90	7,188
a	Viemed Healthcare Inc.	405	3,499
a	Vocera Communications Inc.	720	20,938
a,b	Zynex Inc.	198	3,455

			1,222,880

	Industrials 20.2%
	ABM Industries Inc.	1,611	59,059
	Acco Brands Corp.	2,007	11,641
a	Advanced Disposal Services Inc.	1,908	57,679
a	Aegion Corp.	540	7,630
a	Air Transport Services Group Inc.	684	17,141
	Alamo Group Inc.	216	23,335
	Allegiant Travel Co.	306	36,659
	Allied Motion Technologies Inc.	180	7,430
a,b	Alpha Pro Tech Ltd.	144	2,128
	Applied Industrial Technologies Inc.	1,080	59,508
	BG Staffing Inc.	252	2,134
a	BMC Stock Holdings Inc.	1,404	60,133
	Brady Corp., A	1,323	52,946
a	Builders FirstSource Inc.	2,430	79,267
a	Casella Waste Systems Inc., A	855	47,752
a	Cimpress PLC	459	34,498
	CompX International Inc.	36	538
	Costamare Inc.	837	5,081
a	Covenant Logistics Group Inc.	315	5,509
	CRA International Inc.	126	4,721
	CSW Industrials Inc.	297	22,943
	Deluxe Corp.	1,152	29,641
	Douglas Dynamics Inc.	486	16,621
	Ennis Inc.	648	11,301
	Exponent Inc.	1,494	107,613
	Forward Air Corp.	756	43,379
a	Foundation Building Materials Inc.	441	6,933
a	Franklin Covey Co.	261	4,630
	Franklin Electric Co. Inc.	810	47,652

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
a	GMS Inc.	657	$15,834
	H&E Equipment Services Inc.	639	12,563
	Healthcare Services Group Inc.	1,701	36,623
	Heartland Express Inc.	1,224	22,766
	Heidrick & Struggles International Inc.	585	11,495
a	Heritage-Crystal Clean Inc.	459	6,128
	Herman Miller Inc.	1,593	48,045
	Hillenbrand Inc.	1,557	44,157
	HNI Corp.	1,188	37,279
	Hurco Cos. Inc.	126	3,578
	Hyster-Yale Materials Handling Inc.	225	8,359
	ICF International Inc.	459	28,242
a	IES Holdings Inc.	99	3,145
	Insperity Inc.	900	58,941
	Interface Inc.	1,287	7,876
	John Bean Technologies Corp.	594	54,583
	Kadant Inc.	279	30,584
	KAR Auction Services Inc.	1,593	22,939
	Kelly Services Inc., A	801	13,649
	Kforce Inc.	630	20,267
	Kimball International Inc., B	990	10,435
	Knoll Inc.	1,305	15,738
	Korn Ferry	1,620	46,980
a	Lawson Products Inc.	126	5,170
	LSI Industries Inc.	297	2,005
	Marten Transport Ltd.	796	12,991
a	Mastech Digital Inc.	45	810
	McGrath RentCorp	567	33,788
	Miller Industries Inc.	261	7,979
	Moog Inc., A	729	46,313
	National Presto Industries Inc.	117	9,578
	Omega Flex Inc.	81	12,694
a	P.A.M. Transportation Services Inc.	45	1,692
	Park-Ohio Holdings Corp.	99	1,591
	Preformed Line Products Co.	63	3,069
a	Radiant Logistics Inc.	882	4,534
	Rush Enterprises Inc., B	99	4,386
a	SAIA Inc.	774	97,632
	Simpson Manufacturing Co. Inc.	1,116	108,431
a	SiteOne Landscape Supply Inc.	738	89,999
	Standex International Corp.	279	16,517
	Steelcase Inc., A	2,403	24,294
	Systemax Inc.	306	7,326
	Tennant Co.	432	26,076
	Tetra Tech Inc.	891	85,091
a	Transcat Inc.	162	4,747
	UFP Industries Inc.	1,026	57,979
	UniFirst Corp.	351	66,469
	Universal Logistics Holdings Inc.	189	3,943
a	US Xpress Enterprises Inc., A	531	4,386
a	Vectrus Inc.	135	5,130
a	Vicor Corp.	414	32,180
	Watts Water Technologies Inc., A	621	62,193
	Werner Enterprises Inc.	1,656	69,535
			2,334,236
	Information Technology 13.3%
a	A10 Networks Inc.	1,431	9,115
a	Alarm.com Holdings Inc.	1,053	58,178

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Altair Engineering Inc.	909	$38,160
	American Software Inc., A	711	9,982
a	Appfolio Inc.	288	40,841
a	Avid Technology Inc.	765	6,548
	Badger Meter Inc.	702	45,890
a	Calix Inc.	567	10,081
a	CEVA Inc.	522	20,551
a	ChannelAdvisor Corp.	657	9,507
a	CommVault Systems Inc.	1,017	41,494
	CSG Systems International Inc.	891	36,486
a	CyberOptics Corp.	90	2,866
	Daktronics Inc.	864	3,421
a	Digi International Inc.	450	7,034
a	eGain Corp.	477	6,759
a	ePlus Inc.	297	21,740
	EVERTEC Inc.	1,341	46,546
a	Genasys Inc.	396	2,435
	Hackett Group Inc.	621	6,943
a	Information Services Group Inc.	765	1,614
a	Insight Enterprises Inc.	855	48,376
a	Intelligent Systems Corp.	117	4,561
a	Iteris Inc.	954	3,911
a	J2 Global Inc.	1,323	91,578
a	Lattice Semiconductor Corp.	1,566	45,351
	ManTech International Corp., A	675	46,494
	MAXIMUS Inc.	1,296	88,659
	Methode Electronics Inc.	423	12,056
a	MicroStrategy Inc.	207	31,166
a	Mimecast Ltd.	648	30,404
a	MobileIron Inc.	1,908	13,375
a	Napco Security Technologies Inc.	297	6,980
	NIC Inc.	1,773	34,928
a	Novanta Inc.	828	87,222
	NVE Corp.	117	5,742
a	OSI Systems Inc.	315	24,447
	PC Connection Inc.	270	11,086
	PCTEL Inc.	198	1,121
a	Ping Identity Holding Corp.	189	5,899
	Power Integrations Inc.	783	43,378
	Progress Software Corp.	945	34,663
	QAD Inc., A	252	10,634
a	Qualys Inc.	909	89,091
a	Quantum Corp.	360	1,656
a	Rimini Street Inc.	306	985
a	Rosetta Stone Inc.	522	15,650
a	Semtech Corp.	1,278	67,683
a	Silicon Laboratories Inc.	1,044	102,155
a	Smith Micro Software Inc.	423	1,578
a	SPS Commerce Inc.	909	70,784
a	Sykes Enterprises Inc.	693	23,708
	Vishay Intertechnology Inc.	2,736	42,600
	Xperi Holding Corp.	1,593	18,304

			1,542,416

	Materials 2.0%
	Advanced Emissions Solutions Inc.	360	1,462
	Caledonia Mining Corp PLC	144	2,446
	FutureFuel Corp.	297	3,377

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Materials (continued)
	Greif Inc., A	630	$22,812
	Greif Inc., B	144	5,685
	Myers Industries Inc.	846	11,193
	Orion Engineered Carbons SA	1,071	13,398
	Quaker Chemical Corp.	261	46,904
	Schweitzer-Mauduit International Inc.	756	22,975
	Sensient Technologies Corp.	972	56,123
	Stepan Co.	252	27,468
	Warrior Met Coal Inc.	1,134	19,369

			233,212

	Professional Services 0.1%
	Resources Connection Inc.	918	10,603

	Real Estate 5.6%
	Agree Realty Corp.	1,035	65,867
	American Assets Trust Inc.	990	23,849
	CoreCivic Inc.	2,799	22,392
	CorePoint Lodging Inc.	522	2,845
	DiamondRock Hospitality Co.	4,068	20,625
	Diversified Healthcare Trust	2,781	9,789
	Franklin Street Properties Corp.	2,385	8,729
	Healthcare Realty Trust Inc.	1,566	47,168
	Kite Realty Group Trust	1,017	11,777
	Lexington Realty Trust	6,372	66,587
	Monmouth Real Estate Investment Corp., A	1,980	27,423
	Newmark Group Inc.	1,656	7,154
	Piedmont Office Realty Trust Inc., A	1,449	19,663
	Preferred Apartment Communities Inc., A	1,278	6,901
	PS Business Parks Inc.	549	67,192
	QTS Realty Trust Inc., A	1,323	83,375
	RE/MAX Holdings Inc., A	468	15,318
	Realogy Holdings Corp.	2,421	22,854
	Retail Properties of America Inc., A	2,592	15,060
	Retail Value Inc.	207	2,602
	RPT Realty	1,971	10,722
	Summit Hotel Properties Inc.	2,061	10,676
b	Tanger Factory Outlet Centers Inc.	2,052	12,374
	The RMR Group Inc., A	189	5,192
	Uniti Group Inc.	2,259	23,799
	Universal Health Realty Income Trust	297	16,926
	Urstadt Biddle Properties, A	711	6,541
	Whitestone REIT	855	5,130
	Xenia Hotels & Resorts Inc.	1,404	12,327

			650,857

	Utilities 5.6%
	American States Water Co.	954	71,502
	Artesian Resources Corp., A	180	6,205
	Avista Corp.	1,548	52,818
	Black Hills Corp.	1,377	73,656
	California Water Service Group	1,206	52,401
	Clearway Energy Inc., A	819	20,229
	Clearway Energy Inc., C	1,737	46,829
	Consolidated Water Co. Ltd.	243	2,530
	Genie Energy Ltd., B	306	2,448
	Global Water Resources Inc.	261	2,813
	MGE Energy Inc.	846	53,010

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	NorthWestern Corp.	1,053	$51,218
	PNM Resources Inc.	1,791	74,022
	SJW Group	594	36,151
	Southwest Gas Holdings Inc.	1,278	80,642
	Spark Energy Inc., A	297	2,471
	Unitil Corp.	333	12,867
	York Water Co.	315	13,315

			655,127

	Total Investments before Short Term Investments (Cost $12,960,797)		11,565,572

	Short Term Investments (Cost $224,519) 2.0%
	Investments from Cash Collateral Received for Loaned Securities 2.0%
	Money Market Funds 2.0%
c,d	Institutional Fiduciary Trust Portfolio, 0.00%	224,519	224,519

	Total Investments (Cost $13,185,316) 101.9%		11,790,091
	Other Assets, less Liabilities (1.9)%		(214,327)

	Net Assets 100.0%		$11,575,764

See Abbreviations on page 53.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2020. See Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,127,504,225	$22,555,351	$12,960,797
Cost – Non-controlled affiliates (Note 3c)	711,145	53,386	224,519

Value – Unaffiliated issuers+	$1,235,633,614	$24,758,178	$11,565,572
Value – Non-controlled affiliates (Note 3c)	711,145	53,386	224,519
Cash	2,237,030	—	5,922
Receivables:
Dividends	1,467,582	25,193	7,612
Variation margin on futures contracts	12,798	—	—
Deposits with brokers for:
Futures contracts	168,000	—	—

Total assets	1,240,230,169	24,836,757	11,803,625

Liabilities:
Payables:
Investment securities purchased	1,209,690	—	—
Management fees	154,477	6,090	3,342
Funds advanced by custodian	—	1,314	—
Payable upon return of securities loaned	711,145	53,386	224,519

Total liabilities	2,075,312	60,790	227,861

Net assets, at value	$1,238,154,857	$24,775,967	$11,575,764

Net assets consist of:
Paid-in capital	$1,172,940,658	$23,106,320	$14,329,952
Total distributable earnings (loss)	65,214,199	1,669,647	(2,754,188)

Net assets, at value	$1,238,154,857	$24,775,967	$11,575,764

Shares outstanding	35,700,000	750,000	450,000

Net asset value per share	$34.68	$33.03	$25.72

+Includes securities loaned	692,736	51,999	218,508

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers	$15,157,080	$165,255	$100,920
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	(187)	(5)	(41)
Non-Controlled affiliates (Note 3c)	40,184	1,358	2,691

Total investment income	15,197,077	166,608	103,570

Expenses:
Management fees (Note 3a)	982,828	28,601	24,059

Total expenses	982,828	28,601	24,059
Expenses waived/paid by affiliates (Note 3c)	(2,403)	(95)	(267)

Net expenses	980,425	28,506	23,792

Net investment income	14,216,652	138,102	79,778

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(73,989,313)	(398,928)	(446,071)
In-kind redemptions	47,229,494	—	116,240
Futures contracts	679,806	—	—

Net realized gain (loss)	(26,080,013)	(398,928)	(329,831)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	325,756,295	5,033,337	3,463,311
Futures contracts	122,463	—	—

Net change in unrealized appreciation (depreciation)	325,878,758	5,033,337	3,463,311

Net realized and unrealized gain (loss)	299,798,745	4,634,409	3,133,480

Net increase (decrease) in net assets resulting from operations	$314,015,397	$4,772,511	$3,213,258

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$14,216,652	$29,448,084	$138,102	$212,642
Net realized gain (loss)	(26,080,013)	56,693,326	(398,928)	534,820
Net change in unrealized appreciation (depreciation)	325,878,758	(258,171,969)	5,033,337	(3,745,164)

Net increase (decrease) in net assets resulting from operations	314,015,397	(172,030,559)	4,772,511	(2,997,702)

Distributions to shareholders:	(15,629,739)	(26,642,033)	(127,028)	(202,973)

Capital share transactions: (Note 2)	(371,814,126)	502,001,368	6,412,288	6,306,864

Net increase (decrease) in net assets	(73,428,468)	303,328,776	11,057,771	3,106,189
Net assets:
Beginning of period	1,311,583,325	1,008,254,549	13,718,196	10,612,007

End of period	$1,238,154,857	$1,311,583,325	$24,775,967	$13,718,196

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$79,778	$291,733
Net realized gain (loss)	(329,831)	76,852
Net change in unrealized appreciation (depreciation)	3,463,311	(5,286,481)

Net increase (decrease) in net assets resulting from operations	3,213,258	(4,917,896)

Distributions to shareholders:	(96,301)	(314,153)

Capital share transactions: (Note 2)	(4,850,869)	562,588

Net increase (decrease) in net assets	(1,733,912)	(4,669,461)
Net assets:
Beginning of period	13,309,676	17,979,137

End of period	$11,575,764	$13,309,676

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Securities Lending (continued)

The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount

Shares sold	2,000,000	$63,297,855	25,800,000	$846,426,405
Shares redeemed	(13,800,000)	(435,111,981)	(10,400,000)	(344,425,037)

Net increase (decrease)	(11,800,000)	$(371,814,126)	15,400,000	$502,001,368

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	200,000	$6,412,288	300,000	$9,365,575
Shares redeemed	—	—	(100,000)	(3,058,711)

Net increase (decrease)	200,000	$6,412,288	200,000	$6,306,864

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,120,243	250,000	$6,943,400
Shares redeemed	(250,000)	(5,971,112)	(250,000)	(6,380,812)

Net increase (decrease)	(200,000)	$(4,850,869)	—	$562,588

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.15%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change In (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin LibertyQ U.S. Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$911,900	$14,892,853	$(15,093,608)	$—	$—	$711,145	711,145	$40,184

Franklin LibertyQ U.S. Mid Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$75,900	$630,844	$(653,358)	$—	$—	$53,386	53,386	$1,358

Franklin LibertyQ U.S. Small Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$131,291	$1,521,691	$(1,428,463)	$—	$—	$224,519	224,519	$2,691

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2020, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ U.S. Equity ETF
Franklin Conservative Allocation Fund	1,845,170	5.2%
Franklin Moderate Allocation Fund	4,178,780	11.7%
Franklin Growth Allocation Fund	3,649,614	10.2%
Franklin 529 Portfolios	11,520,095	32.3%

	21,193,659	59.4%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards not subject to expiration:
Short term	$11,114,119	$35,294	$518,055
Long term	7,023,123	120,561	476,044

Total capital loss carryforwards	$18,137,242	$155,855	$994,099

At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$1,128,215,370	$22,608,737	$13,185,316

Unrealized appreciation	$166,945,397	$3,274,172	$1,039,517
Unrealized depreciation	(58,816,008)	(1,071,345)	(2,434,742)

Net unrealized appreciation (depreciation)	$108,129,389	$2,202,827	$(1,395,225)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$206,833,501	$3,171,574	$3,296,755
Sales	$206,612,037	$3,133,594	$3,293,496

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended September 30, 2020, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$51,803,662	$6,409,827	$1,118,932
Value of Securities Delivered	$421,395,212	$—	$5,961,497

At September 30, 2020, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$711,145	$53,386	$224,519

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. Other Derivative Information

At September 30, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ U.S. Equity ETF

Equity contracts	Variation margin on futures contracts	$11,421	Variation margin on futures contracts	$—

Totals		$11,421		$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

For the period ended September 30, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contracts	Future Contracts	$679,806	Future Contracts	$122,463

For the period ended September 30, 2020, the average month end notional amount of futures contracts was $2,853,846

See Note 1(b) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund and each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and

(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 29, 2020. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also considered the performance returns for the Franklin LibertyQ U.S. Mid Cap Equity ETF in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, and referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the

Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin LibertyQ U.S. Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional mid-cap growth funds and exchange-traded funds. The Performance Customized Peer Group for the Fund consisted of the Fund and all retail and institutional mid-cap core funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe, but above the median and in the second quintile of its Performance Customized Peer Group. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ U.S. Small Cap Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one-year period was 0.43% below the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 29, 2020, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ U.S. Equity ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and twelve other multi-cap core funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and six other mid-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Small Cap Equity ETF – The Expense Group for the Fund was comprised of pure-index and strategic beta exchange-traded funds, which included the Fund and eight other small-cap core funds. The Board noted that the Management Rate for the Fund was equal to and the actual total expense ratio for the Fund was less than one basis point above the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of

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SHAREHOLDER INFORMATION

this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that the Funds commenced operations on April 26, 2017 and that, as of December 31, 2019, the net assets of the Franklin LibertyQ U.S. Mid Cap Equity ETF and the Franklin LibertyQ U.S. Small Cap Equity ETF were $23 million or below, while the net assets of the Franklin LibertyQ U.S. Equity ETF were approximately $1.4 billion. The Board recognized that there would not likely be any economies of scale for these Funds until the Funds’ assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program

In-Kind ETFs

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF3 S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Formerly, Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Federal Tax-Free Bond ETF
Formerly, Franklin Liberty Municipal Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Municipal Bond Market Overview

Moving into April 2020 and continuing through September 2020, municipal bond market technical conditions improved from the market disruptions that resulted from the partial economic shutdown due to novel coronavirus (COVID-19)-related social-distancing orders. Investor funds that flowed into the market were met with negative net supply of tax-exempt bonds. As a result, ratios of municipal bond versus U.S. Treasury (UST) yields continued to tighten but remained significantly wider than at the beginning of 2020. Municipal issuers projected large deficits reaching into 2021 as revenues from tax receipts and usage fees fall while costs of services increase.

In the six months ending in September, revenue bonds outperformed general obligation securities and lower-quality investment-grade issues outperformed their higher-rated counterparts. Within the revenue bond segments, industrial and hospital bonds were the best performers, while resource recovery and special tax segments lagged.

The Investment Company Institute (ICI) reported net inflows of approximately $6 billion into municipal bond retail vehicles in September 2020. There have been strong inflows of funds into the sector after reporting record outflows in March 2020. For the six-month period, municipal bond retail vehicles had approximately $39 billion of net inflows, according to the ICI.

For the six-month period, investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.99% total return, while USTs, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +0.65% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +10.66% total return.1 All three of these fixed income sectors underperformed U.S. stocks, as measured by the Standard & Poor’s® 500 Index, which posted a +31.31% total return for the period.1

Although the municipal bond market has seen a strong recovery since March, we believe strong technical support should continue as funds flow into the market, with negative net issuance supporting valuations. It is our view that despite the ongoing pandemic and its resulting economic downturn, a second pandemic-related market disruption is unlikely to unfold in the municipal bond market. Most municipalities were in good financial shape entering the COVID-19 shock and backed their municipal bond borrowings with very high security. Additionally, most governments with outstanding debt have a large variety of revenue sources that enhance the likelihood of meeting their financial obligations. We retain a cautionary stance toward municipal bond credit, where strong ongoing credit research will be critical for those looking to continue capitalizing on opportunities caused by market disruptions, including in sectors that have lagged during the recovery.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Formerly, Franklin Liberty Intermediate Municipal Opportunities ETF

This semiannual report for Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

9/30/2020

Ratings	% of Total Investments
AAA	5.18%
AA	16.21%
A	19.57%
BB	21.64%
Not Rated	37.40%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +4.66% based on market price and net asset value (NAV). In comparison, the Bloomberg Barclays

Municipal 1-15 Year Index posted a +3.87% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

9/30/2020

% of Total Investments*
Tax Supported Debt	35.34%
Hospital & Health Care	19.07%
General Obligation Bonds	9.67%
Transportation	7.64%
Utilities	7.56%
Higher Education	6.39%
Other Revenue Bonds	5.12%
Subject to Government Approp.	4.95%
Housing	3.83%
Corporate Backed	0.43%

*Does not include cash and cash equivalents.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Manager’s Discussion

The Fund grew significantly during the six-month period, with total assets of $29 million at period-end, while also outperforming its benchmark index. During the period, we found value in securities in the eight- to 15-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The average maturity stood at 9.15 years at period end.

We were also able to find attractive opportunities in the high-yield space, so we selectively added higher-yielding securities to the portfolio while selling existing positions with lower yields. The Fund is overweight in BBB rated and below investment-grade securities relative to the benchmark. This positioning was the primary driver of the Fund’s outperformance versus its benchmark, as lower-quality credits significantly outperformed higher-quality credits throughout the period. Credit spreads have consistently tightened after the severe market dislocation and credit spread widening experienced at the end of March.

Given the mandate of the Fund, we will continue to look for opportunities to add high-yielding securities with a focus on the seven- to 15-year part of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+4.66%	+4.66%	+4.66%	+4.66%
1-Year	+2.44%	+2.24%	+2.44%	+2.24%
3-Year	+10.43%	+9.94%	+3.36%	+3.21%
Since Inception (8/31/17)	+9.94%	+9.85%	+3.12%	+3.10%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
1.92%	1.84%	1.23%	3.11%	2.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.266123

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.30%	1.46%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

6	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,046.60	$1.54	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	7

Franklin Liberty Federal Tax-Free Bond ETF

Formerly, Franklin Liberty Municipal Bond ETF

This semiannual report for Franklin Liberty Federal Tax-Free Bond ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

9/30/2020

Ratings	% of Total Investments
AAA	25.00%
AA	58.17%
A	15.74%
Not Rated	1.09%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +3.81% based on market price and +4.05% based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index posted a +3.99% total return for the same period.2 You can find more of the

Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

9/30/2020

% of Total Investments*
General Obligation Bonds	28.68%
Utilities	22.86%
Tax Supported Debt	12.46%
Transportation	10.73%
Higher Education	8.82%
Hospital & Health Care	7.01%
Housing	6.23%
Other Revenue Bonds	2.42%
Subject to Government Approp.	0.79%

*Does not include cash and cash equivalents.

Manager’s Discussion

During the six-month reporting period, the Fund maintained its average maturity near 13 years, on the longer end of the target 5- to 15-year range. The municipal yield curve remains positively sloped and we believe focusing on longer maturities within that range provides us with the best opportunities

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

8	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

to maximize both after-tax income and total return potential. The Fund is highly diversified across multiple metrics, including by individual issuer, sector, state, term structure, and coupon rate. We selectively added high-quality names at attractive spreads as the Fund continued to grow over the six-month period. At period-end, the Fund had grown to $53 million in total assets, which we feel provides exciting momentum for continued asset growth moving forward.

Security selection was a key contributor to the performance of the Fund, which performed in line with its benchmark, and being overweight in bonds with maturities between 12 and 17 years also contributed positively to relative performance. We will continue to look for opportunities to add high quality names at attractive prices with a focus on all parts of the yield curve, while striving to maintain a portfolio average maturity of close to 13 years. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Federal Tax-Free Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	9

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+4.05%	+3.81%	+4.05%	+3.81%
1-Year	+5.18%	+5.22%	+5.18%	+5.22%
3-Year	+16.14%	+15.98%	+5.11%	+5.07%
Since Inception (8/31/17)	+15.54%	+15.62%	+4.80%	+4.82%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.12%	0.99%	0.53%	1.67%	0.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

10	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.311475

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.30%	1.00%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	11

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,040.50	$1.53	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETFa

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.72		$24.97	$24.40	$25.00

Income from investment operations[c]:

Net investment income[d]	0.26		0.58	0.63	0.22

Net realized and unrealized gains (losses)	0.89		(0.17)	0.57	(0.60)

Total from investment operations	1.15		0.41	1.20	(0.38)

Less distributions from net investment income	(0.27)		(0.66)	(0.63)	(0.22)

Net asset value, end of period	$25.60		$24.72	$24.97	$24.40

Total return[e]	4.66%		1.61%	4.99%	(1.53)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.07%		1.46%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.30%	0.30%

Net investment income	2.05%		2.29%	2.57%	1.55%

Supplemental data

Net assets, end of period (000’s)	$29,442		$12,362	$7,490	$7,319

Portfolio turnover rate[g]	15.66%	[h]	35.28% [h]	35.63%	17.49%

aEffective September 14, 2020, Franklin Liberty Intermediate Municipal Opportunities ETF was renamed Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF.

bFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	15.66%	35.28%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

		Principal Amount*	Value
	Municipal Bonds 91.2%
	Alabama 0.4%
	Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Refunding, Series A, 4.00%, 12/01/33	100,000	$111,014

	Alaska 1.0%
	Alaska St Indl Dev & Export Auth Revenue, 4.00%, 4/01/32	100,000	116,363
	Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	165,285

			281,648

	Arizona 1.9%
	La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/28	100,000	113,299
	Maricopa County UHSD No. 210 Phoenix, GO, Series C, 5.00%, 7/01/31	170,000	224,516
	Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	121,771
	Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 7/01/31	100,000	110,105

			569,691

	Arkansas 0.8%
	Arkansas Development Finance Authority Healthcare Revenue, Baptist Health, 4.00%, 12/01/34	100,000	116,045
	Arkansas Development Financing Authority Healthcare Revenue, Bapist Memorial Health care Corporation, Refunding, Series B-1, 5.00%, 9/01/32	100,000	123,863

			239,908

	California 12.4%
	California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	119,324
	California ST Sch Fin Auth Chrt Sch Revenue, 3.00%, 10/01/30	215,000	220,235
	California St Stwd Cmntys Dev Auth Spl Tax Revenue, 4.00%, 9/01/29	110,000	123,688
	4.00%, 9/01/30	150,000	167,101
	4.00%, 9/01/30	130,000	142,331
	California St Stwd Cmntys Dev Auth Stwd Revenue, 4.00%, 9/02/30	250,000	273,515
	California State Municipal Finance Authority Revenue, Biola University, Refunding, 5.00%, 10/01/29	100,000	115,933
a	California State PCFA Solid Waste Disposal Revenue, CalPlant I Projects, Green Bonds, 7.50%, 7/01/32	250,000	163,125
b	California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,127
b	California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	85,000	96,801
	Calimesa Ca Spl Tax, 4.00%, 9/01/33	150,000	167,512
b	Chino Ca Cmnty Facs Dist Spl Tax, 4.00%, 9/01/30	150,000	166,212
	Corona-Norco Ca Unif Sch Dist Spl Tax, 4.00%, 9/01/34	105,000	117,196
	Irvine Inified School District Special Tax, Series A, 5.00%, 9/01/32	250,000	323,525
	Marina Ca Redev Agy Successor Agy Tax Allocation, 4.00%, 9/01/32	135,000	147,068
	Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	124,065
	Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	118,439
	Poway USD Special Tax, CFD No. 16, Del Sur East II, Improvement Area A, AGMC Insured, 5.00%, 9/01/32	250,000	325,110
b	Romoland Ca Sch Dist Spl Tax, 4.00%, 9/01/33	140,000	156,894
	Sacramento Municipal Utility District Revenue, Electric Revenue, Refunding, Series H, 5.00%, 8/15/30	250,000	349,487
	Sierra View Ca Local Hlth Care Dist, 5.00%, 7/01/30	100,000	124,858

			3,642,546

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Colorado 3.9%
	Colorado Health Facilities Authority Revenue, CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	160,000	$198,658
	Colorado St Hlth Facs Auth Hosp Revenue, 5.00%, 10/01/32	150,000	191,645
	Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and Improvement, 4.00%, 1/01/29	100,000	107,174
	Denver City and County Co Board of Water Commissioners Water Revenue, Refunding, Series B, 4.00%, 9/15/33	250,000	311,507
	Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 5.00%, 11/01/27	100,000	128,584
	Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	103,512
	Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	102,399

			1,143,479

	Connecticut 1.1%
	Connecticut St Hlth & Eductnl Facs Auth Revenue, Series A, 5.00%, 1/01/30	150,000	165,231
	Connecticut State HFA Housing Mortgage Finance Program Revnue, Series A, Subseries A-1, 2.875%, 11/15/30	150,000	159,245

			324,476

	Delaware 0.3%
	Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/29	100,000	103,431

	Florida 12.6%
	Astonia Cmnty Dev Dist Fl Spl Assmnt, 3.375%, 5/01/30	150,000	150,701
	Babcock Ranch Cmnty Iep Spl Dist Fl Spl Assmn, 3.00%, 5/01/30	50,000	50,067
	Babcock Ranch Cmnty Indep Spl Dist FL Spl, 3.00%, 5/01/30	145,000	145,193
	Belmond Reserve Cdd Fl Spl Assmnt, 3.25%, 5/01/30	100,000	100,000
	Capital Trust Agy Fl Eductnl Facs Revenue, 4.00%, 8/01/30	100,000	113,049
	Coral Keys Homes Cmnty Dev Dist Fl Spl Assmnt, 3.125%, 5/01/30	165,000	166,181
b	Crestview Fl Ii Cdd Spl Assmnt, 4.00%, 5/01/31	126,000	137,998
	Cypress Bluff Cdd Fl Spl Assmnt, 3.125%, 5/01/30	60,000	60,344
	Forest Lake Cmnty Dev Dist Fl Spl Assmnt, 3.25%, 5/01/30	150,000	150,704
	Grand Oaks Cdd Fl Spl Assmnt Revenue, 4.00%, 5/01/30	150,000	153,780
	Hammock Reserve Cdd Fl Spl Assmnt Revenue, 3.25%, 5/01/30	100,000	100,000
	Herons Glen Fl Recreation Dist Spl Assmnt, 3.00%, 5/01/32	100,000	106,760
	Hills Minneola Cmnty Dev Dist Fl Spl Assmnt Revenue, 3.50%, 5/01/31	100,000	102,432
	Holly Hill Road East CDD Special Assessment, Assessment Area 3 Project, 4.00%, 11/01/25	110,000	112,273
	Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc., Obligated Group, Refunding, 5.00%, 11/01/27	100,000	124,307
	Kindred Fl Cdd Ii Spl Assmnt Revenue, 3.00%, 5/01/30	155,000	154,997
	Kingman Gate Cdd Special Assessment, 3.125%, 6/15/30	110,000	112,446
	Lakewood Ranch Fl Stewardship Dist Spl Assmnt Revenue, 3.125%, 5/01/30	60,000	60,222
	3.20%, 5/01/30	175,000	176,060
b	Magnolia Park Fl Cdd Spl Assmnt, 4.00%, 5/01/31	47,000	51,473
	Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	139,830
b	Old Hickory Cdd Fl Spl Assmnt Spl Asmt, 3.00%, 6/15/30	100,000	99,997
	Osceola County Transportation Revenue, CABS, Refunding, Series A-2, 10/01/32	150,000	105,986
	Pine Ridge Plantation Fl Cdd Capital Impt Revenue, 3.30%, 5/01/30	150,000	151,108
	River Hall Fl Cdd Capital Impt Revenue, 3.25%, 5/01/31	100,000	100,858
b	Saddle Creek Preserve Of Polk Cnty Cdd Fl Spl Assmnt, 3.00%, 6/15/30	80,000	79,598
	Sandmine Road Cdd Fl Spl Assmnt, 3.125%, 5/01/30	100,000	100,676
b	Sarasota National Fl Cdd Spl Assmnt, 3.50%, 5/01/31	100,000	104,413
	Tampa Capital Important Cigarette Tax Allocation Revenue, CABS, Series A, 9/01/34	150,000	100,590
	Timber Creek Southwest Cdd Fl Spl Assmnt, 3.00%, 6/15/30	150,000	150,513

franklintempleton.com	Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	V-dana Cdd Fl Spl Assmnt, 3.50%, 5/01/31	150,000	$152,455
	Village CDD No. 13 Special Assessment Revenue, 3.00%, 5/01/29	100,000	103,590

			3,718,601

	Georgia 1.2%
	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, Daily VRDN and Put, 0.09%, 7/01/35	100,000	100,000
	Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%, 1/01/33	100,000	126,874
	Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	124,991

			351,865

	Guam 0.5%
	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Revenue, 5.00%, 7/01/30	125,000	149,444

	Illinois 4.0%
b	Chicago Il Park Dist, Series F-2, 5.00%, 1/01/31	100,000	121,800
	Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	102,196
	Illinois St, 5.00%, 11/01/29	200,000	213,236
	Illinois St Fin Auth Revenue, 4.75%, 10/15/40	150,000	152,705
	Illinois State Finance Authority MFHR, [a] Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	60,000
	Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	27,500
	Met Pier & Exposition Auth Il Dedicated St Tax Revenue, Zero cpn., 6/15/28	100,000	81,672
	Zero cpn., 12/15/32	85,000	57,099
	Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	121,610
	Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	245,000	233,122

			1,170,940

	Indiana 0.5%
	Indiana Fin Auth Midwestern Disaster Relief Revenue, 3.00%, 11/01/30	150,000	149,661

	Kentucky 0.7%
	County of Owen Water Facilities Revenue, Kentucky-American Water Co. Project, Refunding, Series A, 2.45%, 6/01/39	100,000	107,617
	Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	101,993

			209,610

	Louisiana 0.8%
	Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	106,727
	Port New Orleans La Brd Of Commi, Series E, AMT, 5.00%, 4/01/34	100,000	122,623

			229,350

	Maryland 1.2%
	Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior Lien, Refunding, Series A, 3.25%, 6/01/31	100,000	96,661
	Frederick County Tax Increment and Special Tax B, Limited Obligation, Oakdale-Lake Linganore Project, Refunding, 3.25%, 7/01/29	140,000	137,326
	Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	116,464

			350,451

	Massachusetts 1.3%
	Massachusetts St Dev Fin Agy Revenue, 5.00%, 10/01/30	200,000	265,208

16	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	100,000	$113,161

		378,369

Michigan 0.3%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	100,488

Minnesota 1.7%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	118,204
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	146,528
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	119,400
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/25	100,000	120,211

		504,343

Missouri 2.4%
Cape Girardeau Cnty Mo Indl Dev Auth, 5.00%, 3/01/29	130,000	144,334
Curators of the University of Missouri System Facilities Revenue, Series B, 5.00%, 11/01/30	250,000	343,475
Maryland Heights Mo Tax Incr & Spl Dist Revenue, 3.625%, 11/01/31	100,000	100,113
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	110,300

		698,222

Montana 0.4%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	120,983

Nevada 1.2%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/28	115,000	138,962
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	95,000	97,609
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	123,753

		360,324

New Hampshire 0.4%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	126,277

New Jersey 4.4%
New Jersey EDA Revenue, Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	100,000	97,735
New Jersey EDA Water Facilities Revenue, American Water Co. Inc., Project, Refunding, Series A, 2.20%, 10/01/39	100,000	105,855
New Jersey St Eductnl Facs Auth Revenue, 5.00%, 7/01/29	240,000	271,226
New Jersey St Transprtn Trust Fund Auth, Zero cpn., 12/15/30	720,000	537,509
Zero cpn., 12/15/31	50,000	35,829
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, 5.00%, 12/15/28	100,000	120,506
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	112,497

		1,281,157

New Mexico 1.1%
Las Cruces School District No. 2 GO, Refunding, 5.00%, 8/01/28	250,000	319,035

New York 4.7%
Met Transprtn Auth Ny Revenue, 5.00%, 11/15/28	270,000	289,402

franklintempleton.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	New York (continued)
	MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 5.00%, 11/15/29	115,000	$122,450
	Refunding, Series B, 5.00%, 11/15/28	400,000	430,240
	New York St Transprtn Dev Corpspl Fac Revenue, 4.00%, 10/01/30	125,000	128,005
	5.00%, 7/01/30	100,000	109,682
	New York State Transportation Development Corpspecial Facilities Revenue, John F. Kennedy International Airport Project, Refunding, 5.25%, 8/01/31	100,000	103,363
	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series C, Daily VRDN and Put, 0.12%, 1/01/32	200,000	200,000

			1,383,142

	North Carolina 0.4%
	North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	109,256

	Ohio 3.4%
b	Akron Bath Copley Jt Twp Oh Hosp Dist, 4.00%, 11/15/33	150,000	171,568
	Franklin County Convention Facilities Authority Hotel Project Revenue, GRTR Columbus Convention Center Hotel Expense Project, 5.00%, 12/01/30	100,000	100,048
	Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	126,564
	Franklin County Revenue, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/31	100,000	130,127
	Hamilton County Hospital Facilities Revenue, UC Health, 5.00%, 9/15/33	100,000	125,234
	Ohio St Hosp Revenue, 5.00%, 11/15/33	200,000	242,914
	Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	109,348

			1,005,803

	Oregon 1.9%
	Medford Or Hosp Facs Auth Revenue, Series A, 5.00%, 8/15/33	200,000	260,492
	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, Daily VRDN and Put, 0.11%, 8/01/34	200,000	200,000
	Polk Cnty Or Hosp Fac Auth Revenue, 4.00%, 7/01/24	100,000	100,257

			560,749

	Pennsylvania 2.6%
	Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	100,000	108,829
	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, 5.00%, 5/01/28	100,000	111,246
	Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	111,431
	Luzerne County IDA Revenue, Pennsylvania-American Water Co. Project, Refunding, 2.45%, 12/01/39	100,000	108,556
	Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	134,481
	Philadelphia Pa Auth For Indl Dev Chrt Sch Revenue, 5.00%, 8/01/30	150,000	179,211

			753,754

	Puerto Rico 4.1%
	Puerto Rico Infrastructure Fing Auth Spl Tax Revenue, Series A, Zero cpn., 7/01/29	320,000	216,845
	5.50%, 7/01/27	100,000	109,117
	Puerto Rico Sales Tax FICO Sales Tax Revenue, Restructured, Series A-1, 0.01%, 7/01/31	1,202,000	878,938

			1,204,900

	South Carolina 0.4%
	Patriots Energy Group Revenue, Gas System Improvement, Refunding, 4.00%, 6/01/33	100,000	114,300

18	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Tennessee 1.2%
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	$104,475
	Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	120,096
	Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/30	100,000	127,686

			352,257

	Texas 8.9%
	Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF Guarantee, 4.00%, 8/15/33	100,000	120,284
	Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	115,787
	Celina Tx Spl Assessment Revenue, 3.125%, 9/01/30	150,000	150,516
	3.625%, 9/01/30	125,000	125,715
	4.00%, 9/01/30	190,000	213,942
	Ector Cnty Tx Hosp Dist, 5.00%, 9/15/31	100,000	123,754
	Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	127,033
	Horseshoe Bay Tx Sp Assmnt Revenue, 3.00%, 10/01/30	140,000	140,598
	Lago Vista Tex Spl Assmt Rev, 3.125%, 9/01/30	130,000	131,773
	5.00%, 9/01/30	140,000	139,345
	Leander Tx Spl Assmnt Revenue, 3.25%, 9/01/32	100,000	104,111
b	Liberty Hill Tx Spl Assmnt Revenue, 3.125%, 9/01/30	75,000	75,315
	New Hope Cultural Edu Facs Fin Corp Tx Student Hsg Rev., 4.00%, 4/01/22	80,000	78,420
	5.00%, 4/01/31	30,000	28,859
	New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue, Wesleyan Homes Inc. Project, Refunding, 4.00%, 1/01/29	100,000	98,613
	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	98,934
	CHF-Collegiate Housing College Station I LLC, Texas A&M University Project, Series A, 5.00%, 4/01/29	100,000	101,053
	Port Freeport Revenue, Brazoria County, senior lien, Series A, 5.00%, 6/01/31	100,000	126,558
	Princeton Special Assessment Revenue, Winchester Public Improvement District Phase 1 and 2 Project, 3.25%, 9/01/30	100,000	103,925
	Royse City Tx Spl Assmnt Revenue, 3.125%, 9/15/25	150,000	151,245
	Tomball Tx Spl Assmnt Revenue, 3.375%, 9/15/30	100,000	100,275
	Viridian Tx Muni Mgmt Dist Assmnt Revenue, 2.375%, 12/01/25	65,000	64,902
	2.875%, 12/01/30	100,000	100,142

			2,621,099

	Utah 0.7%
	Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,664
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	107,062

			215,726

	Vermont 0.4%
	Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	122,585

	Virginia 0.3%
	Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	102,971

	Washington 2.4%
	Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	121,408

franklintempleton.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Washington (continued)
	Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	$115,382
	Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	127,161
	University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	126,744
	Washington St Hsg Fin Commission, 5.00%, 1/01/32	100,000	105,574
b	Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	108,447

			704,716

	Wisconsin 3.3%
	Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	129,953
	PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	75,000	77,354
	PFAR, Retirement Facilities, Friends Homes, Refunding, 4.00%, 9/01/29	100,000	111,613
	PFAR, Ultimate Medical Academy Project, Refunding, Series A, 5.00%, 10/01/29	100,000	109,551
	Public Fin Auth Wi Hlthcare Facs Revenue, 5.00%, 1/01/30	250,000	321,175
	Public Fin Auth Wi Revenue, 5.00%, 10/01/24	100,000	106,588
	Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	103,148

			959,382

	Total Investments (Cost $26,396,908) 91.2%		26,845,953
	Other Assets, less Liabilities 8.8%		2,596,144

	Net Assets 100.0%		$29,442,097

See Abbreviations on page 37.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 7 regarding defaulted securities.

bSecurity purchased on a when-issued basis. See Note 1(b)

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Tax-Free Bond ETFa

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020		2019	2018[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.07		$25.20		$24.34	$25.00

Income from investment operations[c]:

Net investment income[d]	0.23		0.46		0.67	0.30

Net realized and unrealized gains (losses)	0.82		1.02		0.85	(0.66)

Total from investment operations	1.05		1.48		1.52	(0.36)

Less distributions from net investment income	(0.31)		(0.61)		(0.66)	(0.30)

Net asset value, end of period	$26.81		$26.07		$25.20	$24.34

Total return[e]	4.05%		5.92%		6.38%	(1.45)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.82%		1.00%		2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%		0.30%	0.30%

Net investment income	1.70%		1.77%		2.74%	2.11%

Supplemental data

Net assets, end of period (000’s)	$52,282		$28,674		$8,820	$7,302

Portfolio turnover rate[g]	2.83%	[h]	17.21%	[h]	21.21%	5.00%

aEffective September 14, 2020, Franklin Liberty Municipal Bond ETF was renamed Franklin Liberty Federal Tax-Free Bond ETF.

bFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	2.83%	17.21%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Federal Tax-Free Bond ETF

	Principal Amount*	Value
Municipal Bonds 99.2%
Alabama 0.6%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000	$323,190

Alaska 1.4%
Alaska State Municipal Bond Bank Authority Revenue, Refunding One, 5.00%, 12/01/31	425,000	554,323
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	165,285

		719,608

Arizona 3.5%
Arizona Board of Regents University of Arizona System Revenue, Refunding, 5.00%, 6/01/37	545,000	650,637
Maricopa County UHSD No. 210 Phoenix, GO, Series C, 4.00%, 7/01/36	455,000	543,357
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	121,771
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Refunding, Series A, 5.00%, 1/01/39	315,000	393,791
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	141,273

		1,850,829

California 6.9%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	107,234
California State GO, Various Purpose, Refunding, 3.00%, 10/01/37	1,000,000	1,093,140
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	131,046
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	128,344
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series D, 5.00%, 7/01/31	400,000	522,880
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	115,942
Sacramento Muni Utility District, Electric Revenue, Refunding, Series H, 5.00%, 8/15/38	500,000	666,585
Sierra View Local Health Care District, 4.00%, 7/01/26	500,000	570,145
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	124,447
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	124,360

		3,584,123

Colorado 2.1%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/42	100,000	124,460
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	126,306
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	118,472
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	115,000	132,805
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A, 4.00%, 9/01/31	150,000	187,548
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	120,913
Westminster Water and Wstwtr Utility Enterprise Revenue, Refunding, 5.00%, 12/01/30	200,000	274,752

		1,085,256

Connecticut 1.6%
Connecticut State Health and Educational Facilities Authority Revenue,
Yale New Haven Health Issue, Series B, 1.80%, 7/01/49	225,000	234,032
Yale University Issue, Series V-2, Daily VRDN and Put, .05%, 7/01/36	200,000	200,000
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	320,000	380,454

		814,486

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Delaware 1.5%
Delaware Transportation Auth. Sys. Revenue, 4.00%, 7/01/37	365,000	$443,796
University of Delaware Revenue, 5.00%, 11/01/37	250,000	321,268

		765,064

District of Columbia 1.3%
District of Columbia Income Tax Secured Revenue, Series A, 5.00%, 3/01/33	500,000	660,560

Florida 6.5%
Florida State Turnpike Authority Revenue, Refunding, Series A, 3.00%, 7/01/36	650,000	725,549
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000	597,660
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	250,000	310,823
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000	712,212
Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	590,112
Sarasota County Capital Import, Revenue, 5.00%, 10/01/34	250,000	324,390
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	129,778

		3,390,524

Georgia 3.1%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	223,552
Cobb Cnty. Kennestone Hospital Auth., 3.00%, 4/01/37	710,000	749,221
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	119,808
Main Street Natural Gas Inc. Gas Supply Revenue,
Series A, 4.00%, 4/01/48	100,000	109,411
Sub-series B, Monthly VRDN and Put, .854%, 4/01/48	425,000	424,647

		1,626,639

Hawaii 0.5%
Hawaii State Highway Revenue, Refunding, Series B, 5.00%, 1/01/29	210,000	259,883

Illinois 0.6%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put, 0.606%, 11/01/34	295,000	291,838

Indiana 0.6%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage, 5.00%, 1/15/38	250,000	304,040

Kansas 0.2%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	111,868

Louisiana 3.4%
Consolidated Govt of City of Baton Rouge & Parish of E Baton Rouge Sales Tax, 5.00%, 8/01/30	250,000	334,410
Louisiana GO, Series B, 4.00%, 10/01/34	240,000	279,214
Terrebonne Levee & Conservation Dist., 4.00%, 6/01/39	1,000,000	1,141,860

		1,755,484

Maine 1.4%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	135,000	171,873
Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	564,035

		735,908

Maryland 2.1%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	135,000	178,396
Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	111,627
State of Maryland, 5.00%, 8/01/28	600,000	797,214

		1,087,237

Massachusetts 7.8%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	302,715
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	124,811

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Dev. Finance Agcy. Revenue, 5.00%, 7/01/34	490,000	$578,175
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%, 9/01/44	400,000	443,204
Massachusetts State GO, Series G, 5.00%, 9/01/27	550,000	713,883
Series G, 5.00%, 7/01/37	350,000	463,334
Massachusetts Water Res. Auth., 5.00%, 8/01/36	1,000,000	1,340,880
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	131,420

		4,098,422

Michigan 3.2%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	293,339
State of Michigan Trunk Line, 5.00%, 11/15/32	1,000,000	1,358,640

		1,651,979

Minnesota 6.3%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%, 11/01/34	125,000	139,782
Dakota Cnty. Community Dev. Agcy., 5.00%, 1/01/28	1,000,000	1,302,850
Minnesota Housing Finance Agcy., 4.00%, 8/01/29	500,000	624,625
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	300,985
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	500,000	535,145
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	119,400
Southern Minnesota Municipal Power Agency Power Supply System Revenue, 5.00%, 1/01/31	100,000	125,911
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	121,495

		3,270,193

Missouri 3.2%
Curators of the University of Missouri System Facilities Revenue, Series B, 5.00%, 11/01/30	500,000	686,950
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Episcopal- Presbyterian Hospitals, 4.00%, 12/01/35	755,000	866,325
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	107,869

		1,661,144

Montana 0.2%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	120,983

Nevada 1.3%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,923
Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	573,140

		695,063

New Hampshire 0.2%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	126,277

New Jersey 1.5%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/29	870,000	693,355
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	112,497

		805,852

New Mexico 0.2%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	116,867

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New York 6.4%
City of New York NY, 5.00%, 4/01/37	500,000	$603,650
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	300,000	394,206
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	107,560
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	113,242
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	124,308
New York State Dormitory Authority Revenues, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	377,547
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	105,144
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	670,000	838,264
New York State Urban Dev. Corp., 5.00%, 3/15/31	630,000	698,330

		3,362,251

North Carolina 0.4%
University of North Carolina at Charlotte Revenue,, General, Board of Governors Refunding, 4.00%, 10/01/34	100,000	115,764
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	118,235

		233,999

Ohio 4.6%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, 5.00%, 2/15/33	400,000	525,240
Columbus GO, Series A, 3.00%, 4/01/28	100,000	113,980
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	54,435
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	560,223
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	115,149
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series, 5.00%, 10/01/30	100,000	125,205
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	562,575
Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	118,599
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S, 5.00%, 5/01/23	100,000	112,526
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	128,451

		2,416,383

Oklahoma 1.9%
Oklahoma City GO, 4.00%, 3/01/33	500,000	585,100
Oklahoma State Water Resources Board Loan Program Revnue, Series A, 2.25%, 10/01/36	400,000	401,960

		987,060

Oregon 4.0%
City of Beaverton Water Revenue, 5.00%, 4/01/34	500,000	662,645
Clackamas County School District No. 7J Lake Oswego GO, Multnomah and Washington Counties, 5.00%, 6/01/29	310,000	394,472
Marion and Polk Countys or School District No. 24J Salem, Series C, 4.00%, 6/15/36	500,000	614,580
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	90,000	97,541

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Oregon (continued)
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	$121,846
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	175,000	211,080

		2,102,164

Pennsylvania 0.9%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	134,481
Pennsylvania State University Revenue, 5.00%, 9/01/38	250,000	322,278

		456,759

Tennessee 2.2%
Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding, Series A-1, 5.00%, 8/01/25	250,000	295,415
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	137,251
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	104,475
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	120,096
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	123,383
Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	263,150
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	124,613

		1,168,383

Texas 9.1%
Central Texas Regional Mobility Auth. Revenue, 5.00%, 1/01/33	400,000	508,180
Cypress-Fairbanks Independent School Dist., 4.00%, 2/15/34	750,000	932,835
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	116,016
Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	295,000	377,105
Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	748,200
Lewisville Independance School District GO, Refunding, 5.00%, 8/15/32	750,000	997,215
Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	130,267
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	108,534
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%, 5/15/33	100,000	125,147
Texas State Water Development Board Revenue, Water Implementation Fund, Series A, 4.00%, 10/15/35	500,000	593,085
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	115,000	137,227

		4,773,811

Utah 2.9%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,664
South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	325,000	418,889
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	107,062
Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	255,350
Utah Transit Auth., Sales Tax Revenue, 5.00%, 6/15/29	500,000	600,410

		1,490,375

Virginia 2.0%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	611,180
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	307,070

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/01/32	100,000	$129,790

		1,048,040

Washington 3.4%
King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	129,667
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	145,603
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	818,895
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	127,161
5.00%, 12/01/28	310,000	401,506
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	125,000	156,580

		1,779,412

Wisconsin 0.2%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	113,003

Variable Rate Demand Notes 0.2%
North Carolina 0.2%
The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series C, Daily VRDN and Put, 0.11%, 1/15/37	100,000	100,000

Total Investments (Cost $49,919,637) 99.4%		51,944,957
Other Assets, less Liabilities 0.6%		336,974

Net Assets 100.0%		$52,281,931

See Abbreviations on page 37.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax- Free Bond ETF
Assets:
Investments in securities:
Cost — Unaffiliated issuers	$26,396,908	$49,919,637

Value — Unaffiliated issuers	$26,845,953	$51,944,957
Cash	86,406	68,486
Receivables:
Capital shares sold	5,135,261	—
Interest	186,628	408,967

Total assets	32,254,248	52,422,410

Liabilities:
Payables:
Investment securities purchased	2,723,874	—
Management fees	20	6,972
Transfer agent fees	9,121	9,121
Trustees’ fees and expenses	34	20
Distributions to shareholders	47,064	92,399
Custodian fees	717	690
Professional fees	21,580	22,187
Reports to shareholders	1,683	1,391
Registration and filing fees	2,976	2,599
Accrued expenses and other liabilities	5,082	5,100

Total liabilities	2,812,151	140,479

Net assets, at value	$29,442,097	$52,281,931

Net assets consist of:
Paid-in capital	$29,164,019	$50,829,849
Total distributable earnings (loss)	278,078	1,452,082

Net assets, at value	$29,442,097	$52,281,931

Shares outstanding	1,150,000	1,950,000

Net asset value per share	$25.60	$26.81

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax- Free Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$203,412	$403,781

Total investment income	203,412	403,781

Expenses:
Management fees (Note 3a)	53,993	126,354
Transfer agent fees	7,821	7,821
Custodian fees	622	651
Reports to shareholders	3,907	4,020
Registration and filing fees	4,718	4,364
Professional fees	16,886	17,095
Trustee fees (Note 3a)	509	1,219
Other	3,754	3,776

Total expenses	92,210	165,300
Expenses waived/paid by affiliates (Note 3c)	(66,293)	(104,650)

Net expenses	25,917	60,650

Net investment income	177,495	343,131

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	8,791	(10,022)

Net realized gain (loss)	8,791	(10,022)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	554,180	1,191,101

Net change in unrealized appreciation (depreciation)	554,180	1,191,101

Net realized and unrealized gain (loss)	562,971	1,181,079

Net increase (decrease) in net assets resulting from operations	$740,466	$1,524,210

franklintempletonx.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF		Franklin Liberty Federal Tax-Free Bond ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$177,495	$210,664	$343,131	$383,073
Net realized gain (loss)	8,791	(14,462)	(10,022)	(195,163)
Net change in unrealized appreciation (depreciation)	554,180	(215,491)	1,191,101	681,191

Net increase (decrease) in net assets resulting from operations	740,466	(19,289)	1,524,210	869,101

Distributions to shareholders:	(192,407)	(240,496)	(486,081)	(528,067)

Capital share transactions: (Note 2)	16,531,721	5,132,298	22,569,661	19,513,471

Net increase (decrease) in net assets	17,079,780	4,872,513	23,607,790	19,854,505

Net assets:
Beginning of period	12,362,317	7,489,804	28,674,141	8,819,636

End of period	$29,442,097	$12,362,317	$52,281,931	$28,674,141

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

Effective 09/14/2020, the following name changes occurred:

Old name

*	Franklin Liberty Intermediate Municipal Opportunities ETF

*	Franklin Liberty Municipal Bond ETF

New name

*	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

*	Franklin Liberty Federal Tax-Free Bond ETF

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Income Taxes (continued)

tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2020, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	650,000	$16,531,721	250,000	$6,287,252
Shares redeemed	—	—	(50,000)	(1,154,954)

Net increase (decrease)	650,000	$16,531,721	200,000	$5,132,298

	Franklin Liberty Federal Tax-Free Bond ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	850,000	$22,569,661	800,000	$20,827,910
Shares redeemed	—	—	(50,000)	(1,314,439)

Net increase (decrease)	850,000	$22,569,661	750,000	$19,513,471

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers. Any one to be used- and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal Underwriter

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 30, 2020, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	0.625%
Franklin Liberty Federal Tax-Free Bond ETF	0.625%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Other Affiliated Transactions

At September 30, 2020, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Franklin High Yield Tax-Free Income	750,000	65.2%

	750,000	65.2%
Franklin Liberty Federal Tax-Free Bond ETF
Franklin Federal Limited-Term Tax-Free Fund	1,065,000	54.6%
Franklin Federal Intermediate-Term Tax-Free Income Fund	365,000	18.7%

	1,430,000	73.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$64,623	$217,482
Long term	71,840	65,114

Total capital loss carryforwards	$136,463	$282,596

At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Cost Investments	$26,417,628	$50,142,214

Unrealized appreciation	$709,964	$1,875,363
Unrealized depreciation	(281,639)	(72,620)

Net unrealized appreciation (depreciation)	$428,325	$1,802,743

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Purchases	$18,627,718	$23,791,230
Sales	$2,614,429	$1,137,040

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. Credit Risk and Defaulted Securities

At September 30, 2020, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF had 42.92% and 0.80% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.85% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
EDC	Economic Development Corp.
EDR	Economic Development Revenue
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
PFA	Public Financing Authority
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
USD	Unified/Union School District

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Intermediate Municipal Opportunities ETF

Franklin Liberty Municipal Bond ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative

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SHAREHOLDER INFORMATION

functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 29, 2020. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, and referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Liberty Intermediate Municipal Opportunities ETF included the Fund and all retail and institutional intermediate municipal debt funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Municipal Bond ETF included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Funds commenced operations on August 31, 2017, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians and in the first (best) and second quintiles of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Liberty Intermediate Municipal Opportunities ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and four other intermediate municipal debt funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was equal to the median of its Expense Group. The Board also noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

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SHAREHOLDER INFORMATION

Franklin Liberty Municipal Bond ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and four other general and insured municipal debt funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but the Fund’s actual total expense ratio was equal to the median of its Expense Group. The Board also noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with each Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF commenced operations on August 31, 2017 and that, as of December 31, 2019, each Fund’s net assets were less than $28 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program Non-In-Kind ETFs

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as

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SHAREHOLDER INFORMATION

required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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SHAREHOLDER INFORMATION

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF4 S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the FTSE All World Index, advanced strongly during the six months under review. Despite the onset of a significant global recession following the stringent social distancing measures imposed to slow the spread of the novel coronavirus (COVID-19), equities in all major regions of the world posted sizable gains. A gradual easing of restrictions and massive government stimulus drove a resumption of economic activity, leading stocks higher throughout most of the period. Optimism about the development of treatments and vaccines for COVID-19 further supported the recovery in equity prices. However, geopolitical tensions, rising infection rates and the possibility of renewed restrictions pressured global markets in September.

In the U.S., pandemic-related restrictions caused stiff economic headwinds that included mass layoffs that drove the unemployment rate to 14.7% in April 2020.1 The longest U.S. economic expansion in history ended in February (prior to the beginning of the period), according to the National Bureau of Economic Research, and the country slipped into a deep recession. The federal government’s stimulus measures, along with declining jobless claims and unemployment rate, rising retail sales, and optimism about treatments and potential vaccines for COVID-19, drove a sharp equity rally through much of the reporting period. Despite a record decline in second-quarter gross domestic product (GDP), resilient consumer spending and optimism about an economic rebound supported stock prices throughout much of the summer, particularly in the consumer staples, health care and information technology sectors. Economic growth resumed in the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its pre-pandemic level. However, concerns about high infection rates and the unlikely passage of additional stimulus ahead of the U.S. presidential election hindered equities in September.

The U.S. Federal Reserve (Fed) continued its significant efforts to support the U.S. economy by maintaining the federal funds target rate range at 0.00%–0.25% and expanding quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with unlimited amounts of bond purchasing. The Fed also announced a shift in inflation policy that could potentially retain ultra-low interest rates, even amid declining unemployment and rising inflation.

In the eurozone, the pandemic’s economic disruption resulted in a recession, with second-quarter 2020 GDP growth contracting at a record rate compared to the prior quarter. However, the economy grew at a record rate in the third quarter amid the reopening of many businesses, relaxation of some social distancing restrictions and continued stimulus measures. In this environment, European developed market equities, as measured by the FTSE Developed Europe Index, advanced throughout most of the reporting period. Although stock prices declined in September as rising infection rates heightened concerns that the nascent economic revival could stall, European developed market equities, as measured by the FTSE Developed Europe Index, ended the period with strong gains.

Asian developed and emerging market equities also advanced, as measured by the FTSE All World Asia Pacific Index. China’s second- and third-quarter economic growth, a key driver of the region’s economic activity, supported the stock rebound. Government stimulus measures, economic reopenings and ongoing development of COVID-19 vaccines also buoyed investor sentiment. However, renewed tensions between China and the U.S., heightened regional conflicts and concerns about the economic impact of a resurgence of infections pressured Asian stocks near period-end.

Emerging market stocks, as measured by the FTSE Emerging Index, also posted significant gains. Improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets equities higher, despite investor concerns in September 2020 about surging COVID-19 cases in some emerging market countries.

The foregoing information reflects our analysis and opinions as of September 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

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Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +31.04% based on market price and +29.28% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a +29.60% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Internet & Direct Marketing Retail	12.5%
Banks	9.0%
Semiconductors & Semiconductor Equipment	8.6%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	6.0%
Insurance	4.9%
Real Estate Management & Development	3.8%
Oil, Gas & Consumable Fuels	3.3%
Electronic Equipment, Instruments & Components	2.7%
Automobiles	2.2%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 119.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	8.7%
Tencent Holdings Ltd. Interactive Media & Services, China	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	6.0%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.5%
AIA Group Ltd. Insurance, Hong Kong	2.0%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	1.9%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.6%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	1.2%
China Construction Bank Corp., A, H Banks, China	1.0%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	1.0%

Top 10 Countries

9/30/20

% of Total Net Assets
China	45.5%
Taiwan	14.0%
South Korea	12.8%
India	10.2%
Hong Kong	7.4%
Singapore	2.8%
Thailand	2.2%
Malaysia	2.1%
Indonesia	1.4%
Philippines	0.9%

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+29.28%	+31.04%	+29,28%	+31.04%
1-Year	+17.28%	+18.37%	+17.28%	+18.37%
Since Inception (2/6/18)	+5.33%	+6.00%	+1.98%	+2.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.075786

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,292.80	$1.09	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	7

Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +33.04% based on market price and +35.32% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +35.22% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	20.1%
Metals & Mining	17.4%
Biotechnology	9.1%
Equity Real Estate Investment Trusts (REITs)	6.4%
Food & Staples Retailing	4.9%
Capital Markets	4.7%
Transportation Infrastructure	3.9%
Multiline Retail	3.7%
Oil, Gas & Consumable Fuels	3.5%
Insurance	2.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 153.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
CSL Ltd. Biotechnology, Australia	9.1%
Commonwealth Bank of Australia Banks, Australia	7.9%
BHP Group Ltd. Metals & Mining, Australia	7.4%
Westpac Banking Corp. Banks, Australia	4.3%
National Australia Bank Ltd. Banks, Australia	4.1%
Wesfarmers Ltd. Multiline Retail, Australia	3.5%
Australia & New Zealand Banking Group Ltd. Banks, Australia	3.4%
Woolworths Group Ltd. Food & Staples Retailing, Australia	3.2%
Macquarie Group Ltd. Capital Markets, Australia	2.7%
Transurban Group Transportation Infrastructure, Australia	2.7%

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	9

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+35.32%	+33.04%	+35.32%	+33.04%
1-Year	-5.44%	-5.46%	-5.44%	-5.46%
Since Inception (11/2/17)	+1.70%	+2.27%	+0.58%	+0.77%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.321721

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,353.20	$0.53	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +19.98% based on market price and +19.16% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a +19.24% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	17.4%
Metals & Mining	13.7%
Oil, Gas & Consumable Fuels	10.7%
Capital Markets	7.4%
Multiline Retail	6.8%
Electric Utilities	5.1%
Road & Rail	3.7%
Health Care Providers & Services	3.5%
Beverages	3.1%
Electrical Equipment	2.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 157.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	11.0%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	9.2%
Itau Unibanco Holding SA Banks, Brazil	6.6%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	6.4%
Banco Bradesco SA Banks, Brazil	6.0%
Magazine Luiza SA Multiline Retail, Brazil	3.3%
Ambev SA Beverages, Brazil	3.1%
WEG SA Electrical Equipment, Brazil	2.8%
Itausa SA Banks, Brazil	2.2%
Natura & Co Holding SA Personal Products, Brazil	2.2%

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+19.16%	+19.98%	+19.16%	+19.98%
1-Year	-32.33%	-31.98%	-32.33%	-31.98%
Since Inception (11/3/17)	-23.37%	-22.72%	-8.75%	-8.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.260662

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sector, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

16	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,191.60	$1.04	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	17

Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +26.41% based on market price and +26.72% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +26.56% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	25.7%
Oil, Gas & Consumable Fuels	12.3%
IT Services	10.1%
Metals & Mining	9.9%
Road & Rail	9.4%
Insurance	7.2%
Food & Staples Retailing	4.4%
Capital Markets	3.8%
Commercial Services & Supplies	2.2%
Electric Utilities	2.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 161.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Shopify Inc., A IT Services, Canada	8.8%
Royal Bank of Canada Banks, Canada	8.0%
The Toronto-Dominion Bank Banks, Canada	6.7%
Canadian National Railway Co. Road & Rail, Canada	6.1%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	4.7%
The Bank of Nova Scotia Banks, Canada	4.0%
Barrick Gold Corp. Metals & Mining, Canada	4.0%
Brookfield Asset Management Inc., A Capital Markets, Canada	3.7%
Canadian Pacific Railway Ltd. Road & Rail, Canada	3.3%
TC Energy Corp. Oil, Gas & Consumable Fuels, Canada	3.2%

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	19

FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+26.72%	+26.41%	+26.72%	+26.41%
1-Year	-2.15%	-2.02%	-2.15%	-2.02%
Since Inception (11/2/17)	+5.12%	+5.49%	+1.73%	+1.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.258835

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	21

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,267.20	$0.51	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Semiannual Report	franklintempleton.com

Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +31.56% based on market price and +30.10% based on net asset value. In comparison, the FTSE China Capped Index posted a +30.53% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Internet & Direct Marketing Retail	27.6%
Interactive Media & Services	15.9%
Banks	7.8%
Real Estate Management & Development	4.3%
Insurance	4.1%
Entertainment	2.2%
Automobiles	2.2%
Beverages	2.2%
Diversified Consumer Services	2.1%
Pharmaceuticals	2.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 164.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	19.2%
Tencent Holdings Ltd. Interactive Media & Services, China	14.1%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	4.2%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	2.6%
China Construction Bank Corp., A, H Banks, China	2.3%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	2.1%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.7%
NetEase Inc., ADR Entertainment, China	1.3%
Baidu Inc., ADR Interactive Media & Services, China	1.3%
China Mobile Ltd. Wireless Telecommunication Services, China	1.3%

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+30.10%	+31.56%	+30.10%	+31.56%
1-Year	+34.29%	+36.35%	+34.29%	+36.35%
Since Inception (11/2/17)	+20.29%	+21.42%	+6.56%	+6.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	25

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.042233

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. China may be subject to considerable degrees of economic, political and social instability. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

26	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,301.00	$1.10	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	27

Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +21.03% based on market price and +21.42% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a +21.25% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	11.5%
Banks	5.5%
Food Products	5.1%
Insurance	5.0%
Chemicals	4.2%
Textiles, Apparel & Luxury Goods	4.2%
Oil, Gas & Consumable Fuels	3.7%
Machinery	3.1%
Electric Utilities	2.8%
Personal Products	2.8%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 184.

28	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.8%
Roche Holding AG Pharmaceuticals, Switzerland	2.8%
Novartis AG Pharmaceuticals, Switzerland	2.1%
SAP SE Software, Germany	2.0%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.7%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.6%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.3%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.3%
Sanofi Pharmaceuticals, France	1.2%
Siemens AG Industrial Conglomerates, Germany	1.1%

Top 10 Countries

9/30/20

% of Total Net Assets
United Kingdom	21.7%
Switzerland	16.3%
France	15.8%
Germany	15.3%
Netherlands	5.9%
Sweden	5.5%
Denmark	3.9%
Spain	3.6%
Italy	3.3%
Finland	2.3%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	29

FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+21.42%	+21.03%	+21.42%	+21.03%
1-Year	+0.03%	+0.08%	+0.03%	+0.08%
Since Inception (11/2/17)	-1.37%	-1.48%	-0.47%	-0.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

30	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.197684

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	31

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,214.20	$0.50	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Semiannual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Europe Hedged ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +16.35% based on market price and +14.82% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +14.65% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	11.5%
Banks	5.5%
Food Products	5.1%
Insurance	5.0%
Chemicals	4.2%
Textiles, Apparel & Luxury Goods	4.2%
Oil, Gas & Consumable Fuels	3.7%
Machinery	3.1%
Electric Utilities	2.8%
Personal Products	2.8%

Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 198.

franklintempleton.com	Semiannual Report	33

FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.7%
Roche Holding AG Pharmaceuticals, Switzerland	2.8%
Novartis AG Pharmaceuticals, Switzerland	2.1%
SAP SE Software, Germany	2.0%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.7%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.6%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.3%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.3%
Sanofi Pharmaceuticals, France	1.2%
Siemens AG Industrial Conglomerates, Germany	1.1%

Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Countries

9/30/20

% of Total Net Assets
United Kingdom	21.5%
Switzerland	16.2%
France	15.8%
Germany	15.2%
Netherlands	5.9%
Sweden	5.5%
Denmark	3.9%
Spain	3.6%
Italy	3.3%
Finland	2.3%

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+14.82%	+16.35%	+14.82%	+16.35%
1-Year	-4.82%	-4.18%	-4.82%	-4.18%
Since Inception (11/2/17)	+4.67%	+5.04%	+1.58%	+1.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	35

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.146595

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

36	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,148.20	$0.48	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	37

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +21.37% based on market price and +20.00% based on net asset value. In comparison, the FTSE France Capped Index posted a +19.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Textiles, Apparel & Luxury Goods	16.4%
Pharmaceuticals	7.9%
Electrical Equipment	6.1%
Oil, Gas & Consumable Fuels	5.9%
Aerospace & Defense	5.8%
Chemicals	5.7%
Personal Products	5.5%
Banks	4.2%
Construction & Engineering	3.7%
IT Services	3.6%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 212.

38	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	8.3%
Sanofi Pharmaceuticals, France	7.7%
Total SE Oil, Gas & Consumable Fuels, France	5.9%
L’Oreal SA Personal Products, France	5.5%
Air Liquide SA Chemicals, France	5.2%
Schneider Electric SE Electrical Equipment, France	4.6%
Kering SA Textiles, Apparel & Luxury Goods, France	3.5%
Airbus SE Aerospace & Defense, France	2.9%
EssilorLuxottica SA Textiles, Apparel & Luxury Goods, France	2.8%
BNP Paribas SA Banks, France	2.8%

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	39

FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+20.00%	+21.37%	+20.00%	+21.37%
1-Year	-5.70%	-5.76%	-5.70%	-5.76%
Since Inception (11/2/17)	-3.30%	-3.18%	-1.15%	-1.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

40	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.170641

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	41

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,200.00	$0.50	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

42	Semiannual Report	franklintempleton.com

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +38.90% based on market price and +37.63% based on net asset value. In comparison, the FTSE Germany Capped Index posted a +37.31% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Software	13.6%
Insurance	9.3%
Automobiles	8.4%
Industrial Conglomerates	7.4%
Chemicals	7.2%
Pharmaceuticals	5.9%
Real Estate Management & Development	5.3%
Textiles, Apparel & Luxury Goods	5.1%
Diversified Telecommunication Services	4.4%
Capital Markets	3.7%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 215.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	12.9%
Siemens AG Industrial Conglomerates, Germany	7.1%
Allianz SE Insurance, Germany	5.9%
Adidas AG Textiles, Apparel & Luxury Goods, Germany	4.6%
Bayer AG Pharmaceuticals, Germany	4.5%
BASF SE Chemicals, Germany	4.1%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.0%
Deutsche Post AG Air Freight & Logistics, Germany	3.3%
Daimler AG Automobiles, Germany	3.2%
Vonovia SE Real Estate Management & Development, Germany	2.9%

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+37.63%	+38.90%	+37.63%	+38.90%
1-Year	+10.53%	+10.70%	+10.53%	+10.70%
Since Inception (11/2/17)	-5.11%	-4.93%	-1.79%	-1.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	45

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.242567

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

46	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,376.30	$0.54	$1,024.62	$0.46	0.09%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	47

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +13.38% based on market price and +12.09% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a +12.16% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 50.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Insurance	19.5%
Real Estate Management & Development	17.2%
Capital Markets	12.6%
Hotels, Restaurants & Leisure	7.2%
Industrial Conglomerates	6.0%
Electric Utilities	5.4%
Banks	4.8%
Food Products	3.8%
Equity Real Estate Investment Trusts (REITs)	3.7%
Machinery	3.4%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 218.

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FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	19.6%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	12.4%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	3.8%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	3.5%
Techtronic Industries Co. Ltd. Machinery, Hong Kong	3.5%
CK Hutchison Holdings Ltd. Industrial Conglomerates, Hong Kong	3.3%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.3%
Hong Kong and China Gas Co. Ltd. Gas Utilities, Hong Kong	3.1%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	3.0%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	2.8%

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+12.09%	+13.38%	+12.09%	+13.38%
1-Year	-0.80%	-0.08%	-0.80%	-0.08%
Since Inception (11/2/17)	-3.48%	-2.68%	-1.21%	-0.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.251955

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,120.90	$0.48	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

52	Semiannual Report	franklintempleton.com

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +41.88% based on market price and +39.01% based on net asset value. In comparison, the FTSE India Capped Index posted a +40.19% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Oil, Gas & Consumable Fuels	18.3%
IT Services	17.7%
Thrifts & Mortgage Finance	7.1%
Banks	5.7%
Pharmaceuticals	5.4%
Automobiles	5.3%
Household Products	4.1%
Chemicals	3.8%
Insurance	2.9%
Construction Materials	2.6%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 222.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	15.7%
Infosys Ltd. IT Services, India	8.2%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	6.8%
Tata Consultancy Services Ltd. IT Services, India	5.3%
Hindustan Unilever Ltd. Household Products, India	4.1%
Axis Bank Ltd. Banks, India	2.2%
HCL Technologies Ltd. IT Services, India	2.0%
Maruti Suzuki India Ltd. Automobiles, India	1.9%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	1.6%
Asian Paints Ltd. Chemicals, India	1.5%

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

54	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+39.01%	+41.88%	+39.01%	+41.88%
1-Year	+1.35%	+1.46%	+1.35%	+1.46%
Since Inception (2/6/18)	-4.65%	-3.72%	-1.78%	-1.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.121088

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

56	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,390.10	$1.14	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	57

Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +20.38% based on market price and +19.81% based on net asset value. In comparison, the FTSE Italy Capped Index posted a +19.65% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Electric Utilities	23.1%
Banks	19.2%
Automobiles	10.7%
Insurance	6.3%
Oil, Gas & Consumable Fuels	5.8%
Gas Utilities	4.5%
Diversified Telecommunication Services	3.6%
Textiles, Apparel & Luxury Goods	2.7%
Transportation Infrastructure	2.7%
Machinery	2.7%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 227.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	19.9%
Intesa Sanpaolo SpA Banks, Italy	8.8%
Ferrari NV Automobiles, Italy	6.8%
Eni SpA Oil, Gas & Consumable Fuels, Italy	5.8%
UniCredit SpA Banks, Italy	5.4%
Assicurazioni Generali SpA Insurance, Italy	4.4%
Fiat Chrysler Automobiles NV Automobiles, United Kingdom	3.9%
Snam SpA Gas Utilities, Italy	3.4%
Terna Rete Elettrica Nazionale SpA Electric Utilities, Italy	3.2%
FinecoBank Banca Fineco SpA Banks, Italy	2.9%

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+19.81%	+20.38%	+19.81%	+20.38%
1-Year	-7.94%	-7.81%	-7.94%	-7.81%
Since Inception (11/2/17)	-11.60%	-11.49%	-4.15%	-4.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

60	Semiannual Report	franklintempleton.com

FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.401001

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,198.10	$0.50	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +21.42% based on market price and +19.65% based on net asset value. In comparison, the FTSE Japan Capped Index posted a +19.69% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	7.1%
Automobiles	6.5%
Electronic Equipment, Instruments & Components	6.3%
Machinery	5.4%
Wireless Telecommunication Services	5.3%
Banks	4.6%
Chemicals	4.5%
Household Durables	3.8%
Road & Rail	3.4%
Trading Companies & Distributors	3.3%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 229.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.2%
Sony Corp. Household Durables, Japan	2.4%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.3%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.2%
Nintendo Co. Ltd. Entertainment, Japan	1.6%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.3%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.3%

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+19.65%	+21.42%	+19.65%	+21.42%
1-Year	+7.22%	+7.04%	+7.22%	+7.04%
Since Inception (11/2/17)	+5.27%	+5.90%	+1.78%	+1.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.211054

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

66	Semiannual Report	franklintempleton.com

FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,196.50	$0.50	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This semiannual report for Franklin FTSE Japan Hedged ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month, the Fund posted cumulative total returns of +19.50% based on market price and +17.14% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a +17.28% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	7.0%
Automobiles	6.5%
Electronic Equipment, Instruments & Components	6.2%
Machinery	5.3%
Wireless Telecommunication Services	5.3%
Banks	4.5%
Chemicals	4.4%
Household Durables	3.8%
Road & Rail	3.4%
Trading Companies & Distributors	3.3%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 240.

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FRANKLIN FTSE JAPAN HEDGED ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.1%
Sony Corp. Household Durables, Japan	2.4%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.3%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.1%
Nintendo Co. Ltd. Entertainment, Japan	1.5%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.3%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.3%

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+17.14%	+19.50%	+17.14%	+19.50%
1-Year	+5.88%	+5.62%	+5.88%	+5.62%
Since Inception (11/2/17)	+2.17%	+2.93%	+0.74%	+1.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,171.40	$0.49	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This semiannual report for Franklin FTSE Latin America ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +18.38% based on market price and +17.76% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a +17.86% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	17.6%
Metals & Mining	11.2%
Oil, Gas & Consumable Fuels	8.4%
Beverages	5.6%
Electric Utilities	5.2%
Multiline Retail	5.1%
Capital Markets	4.9%
Food & Staples Retailing	4.8%
Wireless Telecommunication Services	4.6%
Food Products	3.0%

Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 251.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	7.3%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	6.2%
Itau Unibanco Holding SA Banks, Brazil	4.5%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	4.2%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	4.0%
Banco Bradesco SA Banks, Brazil	3.9%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	2.6%
Magazine Luiza SA Multiline Retail, Brazil	2.2%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	2.2%
Grupo Financiero Banorte SAB de CV Banks, Mexico	2.1%

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Country Composition

9/30/20

% of Total Net Assets
Brazil	64.9%
Mexico	23.6%
Chile	7.3%
Colombia	3.4%
United States	0.8%

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+17.76%	+18.38%	+17.76%	+18.38%
1-Year	-29.99%%	-29.51%	-29.99%	-29.51%
Since Inception (10/9/18)	-28.93%	-28.14%	-15.87%	-15.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.162375

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Latin American issuers involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,177.60	$1.04	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +17.32% based on market price and +16.27% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a +16.27% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Wireless Telecommunication Services	14.7%
Beverages	13.9%
Banks	13.5%
Food & Staples Retailing	9.9%
Metals & Mining	8.8%
Transportation Infrastructure	8.5%
Food Products	7.2%
Construction Materials	4.5%
Media	3.7%
Industrial Conglomerates	3.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 256.

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Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	14.7%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	9.9%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	8.4%
Grupo Financiero Banorte SAB de CV Banks, Mexico	8.1%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	6.6%
Cemex SAB de CV Construction Materials, Mexico	4.5%
Grupo Bimbo SAB de CV, A Food Products, Mexico	3.7%
Grupo Elektra SAB de CV Banks, Mexico	3.2%
Grupo Aeroportuario del Pacifico SAB de CV Transportation Infrastructure, Mexico	3.2%
Grupo Televisa SA Media, Mexico	2.8%

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+16.27%	+17.32%	+16.27%	+17.32%
1-Year	-21.90%	-22.05%	-21.90%	-22.05%
Since Inception (11/3/17)	-29.03%	-28.94%	-11.13%	-11.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.129923

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,162.70	$1.03	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +17.77% based on market price and +14.86% based on net asset value. In comparison, the FTSE Russia Capped Index posted a +14.79% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Oil, Gas & Consumable Fuels	45.3%
Banks	18.1%
Metals & Mining	17.4%
Electric Utilities	5.6%
Wireless Telecommunication Services	3.8%
Food & Staples Retailing	3.0%
Capital Markets	2.7%
Chemicals	1.5%
Diversified Telecommunication Services	1.4%
Airlines	0.6%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 258.

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Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Sberbank of Russia PJSC Banks, Russia	15.7%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	12.2%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	11.7%
Novatek PJSC Oil, Gas & Consumable Fuels, Russia	8.0%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	4.4%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels, Russia	3.5%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	3.3%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.2%
Polyus Gold OJSC Metals & Mining, Russia	3.1%
Magnit PJSC Food & Staples Retailing, Russia	3.1%

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+14.86%	+17.77%	+14.86%	+17.77%
1-Year	-13.71%	-13.42%	-13.71%	-13.42%
Since Inception (2/6/18)	-0.33%	-0.04%	-0.12%	-0.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,148.60	$1.02	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This semiannual report for Franklin FTSE Saudi Arabia ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +24.98% based on market price and +25.89% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a +26.17% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Banks	38.2%
Chemicals	19.3%
Oil, Gas & Consumable Fuels	12.4%
Diversified Telecommunication Services	8.0%
Food Products	4.0%
Metals & Mining	2.3%
Health Care Providers & Services	2.1%
Construction Materials	2.1%
Wireless Telecommunication Services	2.0%
Real Estate Management & Development	1.9%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 260.

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FRANKLIN FTSE SAUDI ARABIA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Saudi Arabian Oil Co., 144A, Reg S Oil, Gas & Consumable Fuels, Saudi Arabia	12.0%
Al-Rajhi Bank Banks, Saudi Arabia	10.6%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	10.4%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	8.0%
National Commercial Bank Banks, Saudi Arabia	6.7%
Riyad Bank Banks, Saudi Arabia	4.4%
Samba Financial Group Banks, Saudi Arabia	4.2%
Saudi British Bank Banks, Saudi Arabia	3.8%
Banque Saudi Fransi Banks, Saudi Arabia	2.6%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	2.3%

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+25.89%	+24.98%	+25.89%	+24.98%
1-Year	+0.51%	+0.83%	+0.51%	+0.83%
Since Inception (10/9/18)	+5.85%	+6.87%	+2.92%	+3.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.394125

Total Annual Operating Expenses4

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,258.90	$2.21	$1,023.11	$1.98	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This semiannual report for Franklin FTSE South Africa ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +35.23% based on market price and +33.76% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a +33.81% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Metals & Mining	23.6%
Internet & Direct Marketing Retail	21.0%
Banks	9.2%
Food & Staples Retailing	7.7%
Diversified Financial Services	6.9%
Insurance	6.8%
Wireless Telecommunication Services	5.1%
Specialty Retail	2.4%
Equity Real Estate Investment Trusts (REITs)	2.3%
Chemicals	2.1%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 263.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	21.0%
FirstRand Ltd. Diversified Financial Services, South Africa	5.6%
AngloGold Ashanti Ltd. Metals & Mining, South Africa	5.3%
Gold Fields Ltd. Metals & Mining, South Africa	5.1%
Standard Bank Group Ltd. Banks, South Africa	4.0%
Sibanye Stillwater Ltd. Metals & Mining, South Africa	3.6%
Impala Platinum Holdings Ltd. Metals & Mining, South Africa	3.1%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	2.9%
Sanlam Ltd. Insurance, South Africa	2.5%
Bid Corp. Ltd. Food & Staples Retailing, South Africa	2.5%

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+33.76%	+35.23%	+33.76%	+35.23%
1-Year	-11.96%	-12.14%	-11.96%	-12.14%
Since Inception (10/10/18)	-10.06%	-10.21%	-5.23%	-5.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 96 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.390893

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,337.60	$1.11	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +39.90% based on market price and +37.41% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a +37.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Technology Hardware, Storage & Peripherals	20.1%
Interactive Media & Services	8.1%
Chemicals	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Automobiles	5.8%
Electronic Equipment, Instruments & Components	5.0%
Biotechnology	4.4%
Industrial Conglomerates	3.4%
Personal Products	2.9%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 266.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	20.2%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	6.0%
Naver Corp. Interactive Media & Services, South Korea	5.4%
LG Chem Ltd. Chemicals, South Korea	4.4%
Hyundai Motor Co. Automobiles, South Korea	4.1%
Celltrion Inc. Biotechnology, South Korea	3.7%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	3.1%
Kakao Corp. Interactive Media & Services, South Korea	2.7%
Hyundai Mobis Co. Ltd. Auto Components, South Korea	2.0%
KB Financial Group Inc. Banks, South Korea	2.0%

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+37.41%	+39.90%	+37.41%	+39.90%
1-Year	+17.99%	+20.49%	+17.99%	+20.49%
Since Inception (11/2/17)	-7.17%	-5.39%	-2.53%	-1.89%%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 101 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,374.10	$0.54	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This semiannual report for Franklin FTSE Switzerland ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +18.70% based on market price and +18.23% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +17.84% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 105.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	27.8%
Food Products	22.0%
Insurance	7.6%
Capital Markets	6.8%
Chemicals	6.8%
Health Care Equipment & Supplies	3.9%
Life Sciences Tools & Services	3.7%
Electrical Equipment	3.7%
Textiles, Apparel & Luxury Goods	3.4%
Machinery	2.3%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 271.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	20.1%
Roche Holding AG Pharmaceuticals, Switzerland	15.5%
Novartis AG Pharmaceuticals, Switzerland	11.8%
Zurich Insurance Group AG Insurance, Switzerland	4.3%
Lonza Group AG Life Sciences Tools & Services, Switzerland	3.7%
ABB Ltd. Electrical Equipment, Switzerland	3.7%
Givaudan AG Chemicals, Switzerland	3.2%
UBS Group AG Capital Markets, Switzerland	3.0%
Cie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	2.7%
Sika AG Chemicals, Switzerland	2.7%

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+18.23%	+18.70%	+18.23%	+18.70%
1-Year	+12.77%	+12.44%	+12.77%	+12.44%
Since Inception (2/6/18)	+27.64%	+27.56%	+9.66%	+9.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 106 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.640628

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,182.30	$0.49	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +35.21% based on market price and +34.17% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a +34.37% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 110.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Semiconductors & Semiconductor Equipment	35.4%
Electronic Equipment, Instruments & Components	12.1%
Banks	11.8%
Technology Hardware, Storage & Peripherals	8.0%
Insurance	5.1%
Chemicals	5.1%
Diversified Telecommunication Services	2.4%
Diversified Financial Services	2.2%
Construction Materials	1.8%
Food Products	1.7%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 274.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	21.7%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	5.1%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	4.3%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	2.4%
Delta Electronics Inc. Electronic Equipment, Instruments & Components, Taiwan	2.3%
Formosa Plastics Corp. Chemicals, Taiwan	2.2%
Nan Ya Plastics Corp. Chemicals, Taiwan	1.9%
CTBC Financial Holding Co. Ltd. Banks, Taiwan	1.9%
United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	1.9%
Cathay Financial Holding Co. Ltd. Insurance, Taiwan	1.8%

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+34.17%	+35.21%	+34.17%	+35.21%
1-Year	+24.61%	+24.76%	+24.61%	+24.76%
Since Inception (11/2/17)	+26.68%	+27.46%	+8.47%	+8.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 111 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.018938

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,341.70	$1.12	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

112	Semiannual Report	franklintempleton.com

Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +10.33% based on market price and +9.39% based on net asset value. In comparison, the FTSE UK Capped Index posted a +9.31% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 115.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Pharmaceuticals	12.2%
Metals & Mining	9.1%
Oil, Gas & Consumable Fuels	7.8%
Banks	7.2%
Tobacco	5.0%
Insurance	4.7%
Professional Services	4.5%
Beverages	4.2%
Capital Markets	4.1%
Hotels, Restaurants & Leisure	3.5%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 278.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
AstraZeneca PLC Pharmaceuticals, United Kingdom	7.3%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	4.9%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	4.7%
British American Tobacco PLC Tobacco, United Kingdom	4.1%
HSBC Holdings PLC Banks, United Kingdom	4.0%
Diageo PLC Beverages, United Kingdom	4.0%
Unilever PLC Personal Products, United Kingdom	3.4%
Rio Tinto PLC Metals & Mining, Australia	3.3%
Reckitt Benckiser Group PLC Household Products, United Kingdom	3.1%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	2.9%

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+9.39%	+10.33%	+9.39%	+10.33%
1-Year	-14.08%	-14.53%	-14.08%	-14.53%
Since Inception (11/2/17)	-14.04%	-14.43%	-5.07%	-5.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 116 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.318590

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in U.K. countries involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

116	Semiannual Report	franklintempleton.com

FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,093.90	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$18.39		$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.33		0.49	0.51	0.04

Net realized and unrealized gains (losses)	5.05		(3.46)	(1.82)	(0.05)

Total from investment operations	5.38		(2.97)	(1.31)	(0.01)

Less distributions from net investment income	(0.08)		(0.50)	(0.46)	—

Net asset value, end of period	$23.69		$18.39	$21.86	$23.63

Total return[d]	29.28%		(13.88)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%		0.19%	—%	—%

Net investment income	3.00%		2.32%	2.34%	1.06%

Supplemental data

Net assets, end of period (000’s)	$18,951		$14,712	$17,488	$9,451

Portfolio turnover rate[f]	5.73%	[g]	11.42% [g]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.73%	11.42%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 99.1%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$4,753

	China 45.5%
	360 Security Technology Inc., A	Software	600	1,463
a	3SBio Inc.	Biotechnology	4,000	4,501
a	51job Inc., ADR	Professional Services	80	6,239
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	1,000	5,058
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	2,000	10,774
	AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	580
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	400	2,431
	Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	5,223
	Agricultural Bank of China Ltd., A	Banks	28,400	13,266
	Agricultural Bank of China Ltd., H	Banks	102,000	31,850
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	880	6,668
	Air China Ltd., A	Airlines	2,200	2,298
	Air China Ltd., H	Airlines	4,000	2,617
	Airtac International Group	Machinery	480	10,789
	Aisino Co. Ltd., A	Software	600	1,394
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,610	1,649,228
a	Alibaba Health Information Technology Ltd.	Health Care Technology	14,000	34,106
a	Alpha Group	Leisure Products	200	200
a	Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	772
a	Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	3,262
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	600	366
	Angang Steel Co. Ltd.	Metals & Mining	1,000	382
	Angang Steel Co. Ltd., H	Metals & Mining	4,000	1,068
	Angel Yeast Co. Ltd., A	Food Products	200	1,797
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	260	621
	Anhui Conch Cement Co. Ltd., A	Construction Materials	1,000	8,143
	Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	27,510
	Anhui Expressway Co. Ltd., A	Transportation Infrastructure	1,600	1,221
	Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,194
	Anhui Gujing Distillery Co. Ltd., B	Beverages	400	4,440
	Anhui Xinhua Media Co. Ltd., A	Distributors	200	156
	Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	306
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	41,342
	Autohome Inc., ADR	Interactive Media & Services	194	18,624
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	200	1,685
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	1,000	3,392
	Avic Capital Co. Ltd., A	Diversified Financial Services	3,400	2,199
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	1,014
	Avic Heavy Machinery Co. Ltd., A	Machinery	200	412
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	200	1,365
	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	1,688
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	8,000	4,552
	BAIC Motor Corp. Ltd., H	Automobiles	8,000	3,252
a	Baidu Inc., ADR	Interactive Media & Services	868	109,880
	Bank of Beijing Co. Ltd., A	Banks	4,800	3,310
	Bank of Changsha Co. Ltd., A	Banks	600	780
	Bank of Chengdu Co. Ltd., A	Banks	200	291
	Bank of China Ltd., A	Banks	16,000	7,545
	Bank of China Ltd., H	Banks	242,000	74,942
	Bank of Communications Co. Ltd., A	Banks	8,000	5,352

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Communications Co. Ltd., H	Banks	24,000	$11,520
	Bank of Hangzhou Co. Ltd.	Banks	1,400	2,430
	Bank of Jiangsu Co. Ltd., A	Banks	600	538
	Bank of Nanjing Co. Ltd., A	Banks	2,200	2,558
	Bank of Ningbo Co. Ltd., A	Banks	1,200	5,567
	Bank of Qingdao Co. Ltd., A	Banks	200	149
	Bank of Shanghai Co. Ltd., A	Banks	3,080	3,694
	Bank of Zhengzhou Co. Ltd.	Banks	440	243
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	4,000	2,941
	BBMG Corp., A	Construction Materials	3,800	1,719
	BBMG Corp., H	Construction Materials	8,000	1,476
	Beijing Capital Co. Ltd., A	Water Utilities	2,800	1,197
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	394
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	2,400
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	791
	Beijing Enlight Media Co. Ltd.	Entertainment	400	982
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	6,000
	Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	7,742
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	1,017
	Beijing Kunlun Tech Co. Ltd.	Entertainment	400	1,535
	Beijing New Building Materials PLC	Building Products	400	1,821
	Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	153
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	748
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	200	385
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	400	3,177
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	513
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	196
	Beijing Shiji Information Technology Co. Ltd.	Software	400	2,258
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	1,773
	Beijing Sinnet Technology Co. Ltd., A	IT Services	400	1,318
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	344
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	240	1,406
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	795
a	Beijing Ultrapower Software Co. Ltd.	IT Services	400	327
	Beijing Yanjing Brewery Co. Ltd.	Beverages	400	497
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	271
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	2,000	1,724
	Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	315
a	Bilibili Inc., ADR	Entertainment	462	19,219
a	Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	432
	Bluestar Adisseo Co., A	Chemicals	200	376
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,800	1,087
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	7,800	5,643
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,000	2,477
	Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	400	2,372

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bright Dairy & Food Co. Ltd., A	Food Products	200	$493
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	7,505
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	523
	Budweiser Brewing Co. APAC Ltd.	Beverages	5,400	15,677
	By-health Co. Ltd., A	Personal Products	400	1,238
	BYD Co. Ltd.	Automobiles	400	6,851
	BYD Co. Ltd., H	Automobiles	2,000	31,329
	BYD Electronic International Co. Ltd.	Communications Equipment	2,500	12,565
	Caitong Securities Co. Ltd., A	Capital Markets	200	421
	Camel Group Co. Ltd., A	Electrical Equipment	260	293
a,b,c	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	200	4,243
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	800	546
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	400	163
	Central China Securities Co. Ltd., A	Capital Markets	600	477
	Central China Securities Co. Ltd., H	Capital Markets	2,000	364
	Centre Testing International Group Co. Ltd., A	Professional Services	400	1,440
	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	1,015
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	38,000	7,796
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	5,447
	Changjiang Securities Co. Ltd.	Capital Markets	2,000	2,364
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A	Auto Components	100	2,206
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	600	2,553
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	601
	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	415
	China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	4,083
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	502
	China Baoan Group Co. Ltd.	Industrial Conglomerates	200	206
a	China Biologic Products Holdings Inc.	Biotechnology	78	8,669
	China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	5,987
	China CITIC Bank Corp. Ltd., A	Banks	2,200	1,637
	China CITIC Bank Corp. Ltd., H	Banks	30,000	11,574
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	347
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	1,951
	China Communications Construction Co. Ltd., A	Construction & Engineering	800	876
	China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	8,361
	China Communications Services Corp. Ltd.	Construction & Engineering	8,000	4,686
	China Conch Venture Holdings Ltd.	Construction & Engineering	5,000	23,161
	China Construction Bank Corp., A	Banks	1,600	1,450
	China Construction Bank Corp., H	Banks	298,000	193,027
a	China COSCO Holdings Co. Ltd., A	Marine	3,200	2,702
a	China CSSC Holdings Ltd., A	Machinery	600	1,632
	China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	324
b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,000	2,165
	China Eastern Airlines Corp. Ltd., A	Airlines	1,200	874
	China Eastern Airlines Corp. Ltd., H	Airlines	4,000	1,708
	China Enterprise Co. Ltd., A	Real Estate Management & Development	600	345
	China Everbright Bank Co. Ltd., A	Banks	8,600	4,626

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Everbright Bank Co. Ltd., H	Banks	10,000	$3,148
	China Everbright Environment Group Ltd.	Commercial Services & Supplies	10,503	5,963
	China Everbright Ltd.	Capital Markets	2,000	2,668
	China Evergrande Group	Real Estate Management & Development	6,000	15,252
b,c	China Feihe Ltd., 144A, Reg S	Food Products	8,000	18,560
	China Film Co. Ltd., A	Entertainment	200	415
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	1,040	2,325
	China Galaxy Securities Co. Ltd., A	Capital Markets	400	748
	China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	6,736
	China Gas Holdings Ltd.	Gas Utilities	8,000	22,710
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	700
	China Great Wall Securities Co. Ltd., A	Capital Markets	400	769
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	400	945
	China Hongqiao Group Ltd.	Metals & Mining	9,000	5,609
	China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	3,809
a	China International Capital Corp. Ltd., H	Capital Markets	4,000	9,218
	China International Marine Containers (Group) Co. Ltd., H	Machinery	1,400	1,512
	China International Marine Containers Group Co. Ltd.	Machinery	600	792
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	20,000	11,019
	China Jushi Co. Ltd., A	Construction Materials	600	1,277
	China Lesso Group Holdings Ltd.	Building Products	3,000	5,388
	China Life Insurance Co. Ltd., A	Insurance	1,200	7,856
	China Life Insurance Co. Ltd., H	Insurance	24,000	53,698
a	China Literature Ltd.	Media	800	5,982
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	460	19,890
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	12,000	7,494
	China Medical System Holdings Ltd.	Pharmaceuticals	4,000	4,403
	China Meheco Co. Ltd., A	Trading Companies & Distributors	200	434
	China Mengniu Dairy Co. Ltd.	Food Products	8,000	37,471
	China Merchants Bank Co. Ltd., A	Banks	4,600	24,402
	China Merchants Bank Co. Ltd., H	Banks	12,000	56,594
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	2,037
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	200	196
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	4,067
a	China Merchants Securities Co. Ltd.	Capital Markets	3,600	4,274
a	China Merchants Securities Co. Ltd., A	Capital Markets	1,820	5,796
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,800	4,018
	China Minsheng Banking Corp. Ltd., A	Banks	6,400	4,998
	China Minsheng Banking Corp. Ltd., H	Banks	21,000	11,001
	China Mobile Ltd.	Wireless Telecommunication Services	17,000	108,471
	China Molybdenum Co. Ltd., A	Metals & Mining	3,600	1,973
	China Molybdenum Co. Ltd., H	Metals & Mining	12,000	4,243
	China National Building Material Co. Ltd., H	Construction Materials	12,000	15,143
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,600	1,268
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	200	1,284
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,800	2,458

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China National Software & Service Co. Ltd., A	Software	200	$2,447
a	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd.	Metals & Mining	400	265
a	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	950
	China Oilfield Services Ltd., A	Energy Equipment & Services	400	683
	China Oilfield Services Ltd., H	Energy Equipment & Services	4,000	2,777
	China Orient Securities Co. Ltd., A	Capital Markets	1,400	2,275
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	30,039
	China Pacific Insurance Group Co. Ltd., A	Insurance	1,400	6,439
	China Pacific Insurance Group Co. Ltd., H	Insurance	8,400	23,737
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	8,800	5,070
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	80,000	32,103
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	16,000	2,952
	China Railway Construction Corp. Ltd., A	Construction & Engineering	2,600	3,176
	China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	4,814
	China Railway Group Ltd., A	Construction & Engineering	4,400	3,495
	China Railway Group Ltd., H	Construction & Engineering	14,000	6,576
c	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	6,000	1,966
	China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	304
	China Reinsurance Group Corp., H	Insurance	22,000	2,015
	China Resources Beer Holdings Co. Ltd.	Beverages	5,200	31,804
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	10,921
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	373
	China Resources Gas Group Ltd.	Gas Utilities	3,000	13,394
	China Resources Land Ltd.	Real Estate Management & Development	9,000	40,529
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	3,081
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	7,000	7,723
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	754
	China Satellite Communications Co. Ltd., A	Media	600	1,714
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,400	3,398
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	11,000	19,729
a	China Shipbuilding Industry Co. Ltd., A	Machinery	5,600	3,581
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	600	184
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	417
	China South Publishing & Media Group Co. Ltd., A	Media	400	640
a	China Southern Airlines Co. Ltd., A	Airlines	2,800	2,393
a	China Southern Airlines Co. Ltd., H	Airlines	4,000	2,157
	China Spacesat Co. Ltd., A	Aerospace & Defense	200	980
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	9,000	6,737
	China State Construction International Holdings Ltd.	Construction & Engineering	4,000	2,606
	China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	7,296
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	44,000	13,172

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	400	$13,141
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	152,000	26,281
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,345
	China TransInfo Technology Co. Ltd.	IT Services	600	1,942
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,125
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	13,032
	China United Network Communications Ltd., A	Wireless Telecommunication Services	7,200	5,146
	China Vanke Co. Ltd., A	Real Estate Management & Development	2,200	9,084
	China Vanke Co. Ltd., H	Real Estate Management & Development	6,000	18,310
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,000	8,457
	China Zheshang Bank Co. Ltd., A	Banks	2,200	1,368
a	China Zhongwang Holdings Ltd.	Metals & Mining	4,800	811
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	344
	Chongqing Brewery Co. Ltd., A	Beverages	200	3,041
a	Chongqing Changan Automobile Co. Ltd.	Automobiles	1,400	2,771
a	Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	1,476
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	1,387
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,800	1,324
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	2,942
	Chongqing Water Group Co. Ltd., A	Water Utilities	200	153
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	300	6,158
	Chow Tai Fook Jewellery Group Ltd.	Specialty Retail	5,600	7,298
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	8,826
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	262
a	CITIC Guoan Information Industry Co. Ltd.	Media	400	150
	Citic Pacific Ltd.	Industrial Conglomerates	16,000	11,747
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,080	2,629
	CITIC Securities Co. Ltd., A	Capital Markets	2,200	9,735
	CITIC Securities Co. Ltd., H	Capital Markets	7,000	15,554
a	CMST Development Co. Ltd., A	Air Freight & Logistics	200	136
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	3,800	1,310
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	51,000	49,026
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	6,165
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	16,000	1,610
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	1,652
a	COSCO Shipping Holdings Co. Ltd.	Marine	8,000	3,912
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	4,000	2,281
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	24,000	29,357
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	25,729
	CRRC Corp. Ltd., A	Machinery	5,400	4,369

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	CRRC Corp. Ltd., H	Machinery	14,000	$5,564
	CSC Financial Co. Ltd., A	Capital Markets	200	1,468
	CSC Financial Co. Ltd., H	Capital Markets	3,000	4,196
	CSG Holding Co. Ltd.	Construction Materials	3,101	924
	CSG Holding Co. Ltd.	Construction Materials	400	331
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	30,968
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	876
a	CSSC Offshore and Marine Engineering Group Co., Ltd.	Machinery	2,000	2,129
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	220	1,135
	Dali Foods Group Co. Ltd.	Food Products	7,000	4,272
	Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	404
	Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,253
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	16,000	2,003
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	280	1,556
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	794
	Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	428
	DHC Software Co. Ltd.	IT Services	600	901
	Digital China Information Service Co. Ltd.	IT Services	200	480
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,170
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	599
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	595
	Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	4,965
	Dongxing Securities Co. Ltd., A	Capital Markets	400	756
a	Doushen Beijing Education & Technology Inc.	IT Services	200	543
	East Money Information Co. Ltd.	Capital Markets	1,800	6,363
	ENN Ecological Holdings Co. Ltd., A	Chemicals	200	330
	ENN Energy Holdings Ltd.	Gas Utilities	2,400	26,137
	Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	145
	Eve Energy Co. Ltd.	Electrical Equipment	380	2,772
	Everbright Securities Co. Ltd., A	Capital Markets	1,200	3,881
	Everbright Securities Co. Ltd., H	Capital Markets	400	385
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	560	503
	Far East Horizon Ltd.	Diversified Financial Services	8,000	6,483
a	Faw Jiefang Group Co. Ltd.	Automobiles	200	356
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	400	1,400
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	10,000	1,419
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	576
	First Capital Securities Co. Ltd.	Capital Markets	800	1,310
	Flat Glass Group Co. Ltd., H	Semiconductors & Semiconductor Equipment	2,000	5,303
	Focus Media Information Technology Co. Ltd.	Media	3,800	4,519
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	5,733
	Fosun International Ltd.	Industrial Conglomerates	8,000	9,290
a	Founder Securities Co. Ltd., A	Capital Markets	2,400	2,971
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,202
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	234
	Fujian Longking Co. Ltd., A	Machinery	200	280

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Fujian Sunner Development Co. Ltd.	Food Products	200	$645
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	1,909
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	5,863
	Ganfeng Lithium Co. Ltd.	Metals & Mining	400	3,194
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	400	1,948
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	800	446
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,800	1,131
a	GDS Holdings Ltd., ADR	IT Services	288	23,567
	Geely Automobile Holdings Ltd.	Automobiles	16,000	31,794
	GEM Co. Ltd.	Metals & Mining	800	555
	Gemdale Corp., A	Real Estate Management & Development	1,400	3,002
a	Genscript Biotech Corp.	Life Sciences Tools & Services	3,000	4,908
	GF Securities Co. Ltd.	Capital Markets	1,600	3,720
	GF Securities Co. Ltd., H	Capital Markets	5,200	6,555
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	100	2,551
a	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	182
	Glodon Co. Ltd.	Software	400	4,300
	GoerTek Inc.	Electronic Equipment, Instruments & Components	800	4,766
a	GOME Retail Holdings Ltd.	Specialty Retail	30,000	3,948
a	Gosuncn Technology Group Co. Ltd.	Communications Equipment	200	147
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	274
	Great Wall Motor Co. Ltd., A	Automobiles	400	1,127
	Great Wall Motor Co. Ltd., H	Automobiles	11,000	13,952
	Greattown Holdings Ltd., A	Real Estate Management & Development	200	170
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	1,400	10,996
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,200	2,065
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	4,661
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	400	716
a	GSX Techedu Inc., ADR	Diversified Consumer Services	152	13,697
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	600	566
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	4,000	1,099
	Guangdong Ellington Electronics Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	258
a	Guangdong Golden Dragon Development Inc.	Capital Markets	200	434
	Guangdong Haid Group Co. Ltd.	Food Products	400	3,615
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	365
	Guangdong Investment Ltd.	Water Utilities	8,000	12,656
	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	1,600	2,638
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	200	1,220
a	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	502
	Guangshen Railway Co. Ltd., H	Road & Rail	8,000	1,352
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	600	424
	Guangxi Liugong Machinery Co. Ltd.	Machinery	800	832
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	476
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	281
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	9,987

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	$401
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	600	2,669
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	600	1,497
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	690
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	3,200	4,113
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	292
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	694
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	202
	Guosen Securities Co. Ltd.	Capital Markets	1,400	2,775
a	Guosheng Financial Holding Inc.	Electrical Equipment	200	282
	Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	4,435
	Guotai Junan Securities Co. Ltd., A	Capital Markets	1,600	4,300
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	701
	Guoyuan Securities Co. Ltd.	Capital Markets	400	707
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	3,000	21,581
	Haier Electronics Group Co. Ltd.	Household Durables	4,000	14,452
	Haier Smart Home Co. Ltd., A	Household Durables	1,400	4,501
	Haitian International Holdings Ltd.	Machinery	2,000	4,645
a	Haitong Securities Co. Ltd., A	Capital Markets	1,800	3,753
a	Haitong Securities Co. Ltd., H	Capital Markets	11,200	9,480
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	200	970
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	583
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	281
	Hangzhou Century Co. Ltd.	Electronic Equipment, Instruments & Components	200	347
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	2,154
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	11,231
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	200	663
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	963
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	522
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	3,034
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	14,574
	Health & Happiness H&H International Holdings Ltd.	Food Products	500	2,152
	Heilongjiang Agriculture Co. Ltd., A	Food Products	400	1,090
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	800	6,240
	Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	203
	Hengan International Group Co. Ltd.	Personal Products	2,000	14,516
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	400	749
	Hengli Petrochemical Co. Ltd., A	Chemicals	960	2,626
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	1,796
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	600	1,275
	Hengyi Petrochemical Co. Ltd., A	Chemicals	600	918
a	Hesteel Co. Ltd.	Metals & Mining	1,400	437
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	200	4,712
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	296
	Hongfa Technology Co. Ltd., A	Electrical Equipment	200	1,347
	Hongta Securities Co. Ltd., A	Capital Markets	400	1,078
	Hopson Development Holdings Ltd.	Real Estate Management & Development	2,000	4,717
a,c	Hua Hong Semiconductor Ltd., Reg S	Semiconductors & Semiconductor Equipment	1,000	3,813
	Huaan Securities Co. Ltd., A	Capital Markets	400	517

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	$1,489
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	600	315
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	2,054
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	728
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	388
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	673
	Hualan Biological Engineering Inc.	Biotechnology	520	4,367
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	800	638
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	16,000	6,173
	Huapont Life Sciences Co. Ltd.	Chemicals	600	442
	Huatai Securities Co. Ltd., A	Capital Markets	1,400	4,235
	Huatai Securities Co. Ltd., H	Capital Markets	5,200	8,494
	Huaxi Securities Co. Ltd.	Capital Markets	400	706
	Huaxia Bank Co. Ltd., A	Banks	3,400	3,071
	Huaxin Cement Co. Ltd., A	Construction Materials	200	741
	Huaxin Cement Co. Ltd., B	Construction Materials	1,000	2,267
	Huayu Automotive Systems Co. Ltd.	Auto Components	800	2,935
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	1,400	1,089
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	800	437
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	698
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	100	1,047
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	200	950
	Hunan Gold Corp. Ltd.	Metals & Mining	200	251
	Hunan Valin Steel Co. Ltd.	Metals & Mining	600	446
	Hundsun Technologies Inc., A	Software	200	2,906
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	286
a	Hytera Communications Corp. Ltd., A	Communications Equipment	200	219
a	HyUnion Holding Co. Ltd.	Auto Components	200	209
	Iflytek Co. Ltd.	Software	400	2,020
	Industrial and Commercial Bank of China Ltd.	Banks	16,800	12,180
	Industrial and Commercial Bank of China Ltd., H	Banks	252,000	130,715
	Industrial Bank Co. Ltd., A	Banks	4,600	10,934
	Industrial Securities Co. Ltd., A	Capital Markets	2,400	2,928
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	12,200	2,067
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	329
	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,200	453
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,200	6,808
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	2,400	1,649
a	Innovent Biologics Inc.	Biotechnology	4,000	29,626
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	424	1,899
a,d	Iqiyi Inc., ADR	Entertainment	714	16,122
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	200	2,094
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	200	1,777
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	2,800	217,308
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	280
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,026
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	296	3,114

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	1,260	$16,677
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	200	1,309
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	400	7,367
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	967
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	172
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	541
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	618
a	Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	200	120
	Jiangxi Copper Co. Ltd., A	Metals & Mining	400	835
	Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	4,465
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	1,072
	Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,667
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	986
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	524
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	1,067
b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	4,000	5,037
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	600	2,387
	Jiuzhitang Co. Ltd.	Pharmaceuticals	200	256
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	563
	Joincare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	1,004
	Jointo Energy Investment Co. Ltd.	Independent Power and Renewable Electricity Producers	200	147
a	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	498
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	1,930
	Joyoung Co. Ltd.	Household Durables	200	1,194
	JOYY Inc., ADR	Interactive Media & Services	166	13,391
a	KE Holdings Inc., ADR	Real Estate Management & Development	340	20,842
	Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	3,603
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	2,000	6,581
	Kingdee International Software Group Co. Ltd.	Software	7,000	18,065
	Kingfa Sci & Tech Co. Ltd.	Chemicals	600	1,391
	Kingsoft Corp. Ltd.	Software	3,000	14,961
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	400	1,285
	Kunlun Energy Co. Ltd.	Gas Utilities	8,000	5,244
	Kweichow Moutai Co. Ltd., A	Beverages	300	73,759
	KWG Group Holdings Ltd.	Real Estate Management & Development	4,000	6,823
	Lakala Payment Co. Ltd., A	IT Services	200	1,125
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	600	1,783
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	200	2,446
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	4,336
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	1,800	2,188
	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	123	—
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	24,000	15,825
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	947
	Leo Group Co. Ltd.	Media	1,200	511
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	400	1,987
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	200	227
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	27,871

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Liaoning Cheng Da Co. Ltd., A	Distributors	400	$1,372
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	134
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	600	2,741
	Logan Group Co. Ltd.	Real Estate Management & Development	4,000	6,307
	Lomon Billions Group Co. Ltd.	Chemicals	200	686
	Loncin Motor Co. Ltd., A	Automobiles	400	221
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	5,500	30,871
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	800	8,843
	Luxi Chemical Group Co. Ltd.	Chemicals	400	531
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	1,595	13,427
	Luye Pharma Group Ltd.	Pharmaceuticals	6,000	3,484
	Luzhou Laojiao Co. Ltd., A	Beverages	400	8,461
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	315
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	924
	Mango Excellent Media Co. Ltd.	Entertainment	540	5,363
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	1,087
a,c	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	11,400	355,680
	Metallurgical Corp. of China Ltd.	Construction & Engineering	10,000	1,600
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	2,800	1,093
	Microport Scientific Corp.	Health Care Equipment & Supplies	2,000	7,936
	Minth Group Ltd.	Auto Components	2,000	8,684
a	MMG Ltd.	Metals & Mining	8,000	1,992
	Momo Inc., ADR	Interactive Media & Services	456	6,275
a	Montnets Rongxin Technology Group Co. Ltd.	Software	200	472
	Muyuan Foods Co. Ltd.	Food Products	740	8,069
	NanJi E-Commerce Co. Ltd.	Media	400	1,017
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	270
	Nanjing Securities Co. Ltd., A	Capital Markets	200	416
	Nari Technology Development Co. Ltd., A	Electrical Equipment	1,000	2,906
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	100	2,344
	NavInfo Co. Ltd.	Household Durables	200	433
	NetEase Inc., ADR	Entertainment	242	110,030
	New China Life Insurance Co. Ltd., A	Insurance	600	5,489
	New China Life Insurance Co. Ltd., H	Insurance	3,000	11,168
	New Hope Liuhe Co. Ltd.	Food Products	1,000	4,082
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	438	65,481
	Newland Digital Technology Co. Ltd.	Software	200	466
	Nexteer Automotive Group Ltd.	Auto Components	4,000	2,772
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	7,525
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	400	1,680
	Ningbo Joyson Electronic Corp.	Auto Components	600	1,958
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	194
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	200	1,179
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,200	1,759
	Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	1,000	1,503
a,d	NIO Inc., ADR	Automobiles	3,054	64,806
	North Huajin Chemical Industries Co. Ltd.	Chemicals	800	566
	Northeast Securities Co. Ltd.	Capital Markets	400	582
	NSFOCUS Information Technology Co. Ltd.	Software	200	567
	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	400	249
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	400	1,923
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	665
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	400	849
a	OneConnect Financial Technology Co. Ltd., ADR	Software	160	3,408
	Oppein Home Group Inc., A	Household Durables	200	3,176
	ORG Technology Co. Ltd.	Containers & Packaging	400	321

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	$2,122
	Oriental Pearl Group Co. Ltd., A	Media	1,400	1,999
a	Ourpalm Co. Ltd.	Entertainment	800	804
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	425
	Perfect World Co. Ltd.	Entertainment	400	1,963
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	68,000	19,917
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	400	4,976
	PICC Property and Casualty Co. Ltd., H	Insurance	20,000	13,910
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	882	65,400
	Ping An Bank Co. Ltd., A	Banks	4,200	9,389
a,c	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	1,200	15,368
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	17,500	179,516
	Ping An Insurance Group Co. of China Ltd., A	Insurance	2,400	26,970
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	492
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,000	7,024
	Poly Property Group Co. Ltd.	Real Estate Management & Development	4,000	1,110
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	400	3,102
	Postal Savings Bank of China Co. Ltd., H	Banks	32,000	13,419
	Power Construction Corp. of China Ltd.	Construction & Engineering	2,600	1,444
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	168
c	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,323
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	520
	Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	3,200	1,217
	Rainbow Departmental Store Co. Ltd.	Multiline Retail	200	265
a	Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	164
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	1,190
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	220	311
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	675
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	553
	SAIC Motor Corp Ltd	Automobiles	2,400	6,765
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,000	3,600
	Sansteel Minguang Co. Ltd.	Metals & Mining	400	386
	Sany Heavy Industry Co. Ltd., A	Machinery	1,800	6,602
	SDIC Capital Co. Ltd., A	Capital Markets	400	902
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,000	1,329
	Sealand Securities Co. Ltd.	Capital Markets	780	613
	Seazen Group Ltd.	Real Estate Management & Development	8,000	6,792
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	600	3,091
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	13,000	30,395
	SF Holding Co. Ltd.	Air Freight & Logistics	600	7,179
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,236
	Shaanxi International Trust Co. Ltd.	Capital Markets	400	224
	Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	765
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	975
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	441

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	1,500	$3,693
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,120	4,209
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	499
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	722
	Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	416
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	861
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	941
	Shandong Publishing & Media Co. Ltd., A	Media	400	364
	Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	200	1,095
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	831
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	15,938
a	Shandong Xinchao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	98
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	251
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	244
	Shanghai Baosight Software Co. Ltd., A	Software	200	2,132
	Shanghai Baosight Software Co. Ltd., B	Software	1,200	4,218
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	637
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	252
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	740
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,236
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	221
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	339
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	2,895
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	8,297
	Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	611
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	165
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,658
	Shanghai Industrial Urban Development Group Ltd.	Real Estate Management & Development	400	38
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	400	4,054
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,400	2,094
	Shanghai Jahwa United Co. Ltd., A	Personal Products	400	2,222
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	993
a,b,c	Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	400	2,480
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	400	1,316
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	4,280	3,578
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	200	2,001
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	490
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	400	1,197
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,017
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	6,000	8,302

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	200	$3,200
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,000	1,211
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	677
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	726
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	663
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	774
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	781
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	559
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,032
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	360
	Shanxi Securities Co. Ltd.	Capital Markets	520	609
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	5,841
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	780	500
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	272
a	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	203
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	2,749
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	4,400	3,443
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	2,552
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	600	1,733
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	213
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	503
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	200	240
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	480	379
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	703
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,474
	Shenzhen Gas Corp. Ltd., A	Gas Utilities	600	607
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	397
	Shenzhen Inovance Technology Co. Ltd.	Machinery	400	3,413
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	4,754
	Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	3,499
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	266
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	200	608
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	5,364
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	532
	Shenzhen Kinwong Electronic Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,966
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	200	10,256
a	Shenzhen MTC Co. Ltd.	Household Durables	400	364
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,399
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	1,016
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	1,606

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	600	$363
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,200	37,045
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	223
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	795
	Shimao Group Holdings Ltd.	Real Estate Management & Development	4,500	18,581
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,570
	Shui On Land Ltd.	Real Estate Management & Development	13,000	1,644
a	Siasun Robot & Automation Co. Ltd.	Machinery	200	426
	Sichuan Chuantou Energy Co Ltd	Independent Power and Renewable Electricity Producers	800	1,156
	Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	2,400	1,248
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	248
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,965
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	148
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	631
	Sichuan Swellfun Co. Ltd., A	Beverages	200	1,901
	Sieyuan Electric Co. Ltd.	Electrical Equipment	200	701
	Silergy Corp.	Semiconductors & Semiconductor Equipment	200	11,774
a	SINA Corp.	Interactive Media & Services	180	7,670
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	2,013
	Sinochem International Corp., A	Trading Companies & Distributors	600	454
	Sinolink Securities Co. Ltd., A	Capital Markets	400	901
	Sinoma International Engineering Co.	Construction & Engineering	600	622
	Sinoma Science & Technology Co. Ltd.	Chemicals	200	589
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	1,845
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	511
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	160
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	294
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	2,183
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	8,392
	Sinotrans Ltd., A	Air Freight & Logistics	3,400	1,839
	Sinotrans Ltd., H	Air Freight & Logistics	6,000	1,432
	Sinotruk Hong Kong Ltd.	Machinery	2,000	5,125
	SITC International Holdings Co. Ltd.	Marine	4,000	5,523
a	Soho China Ltd.	Real Estate Management & Development	7,000	1,888
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	360	968
	SooChow Securities Co. Ltd., A	Capital Markets	520	818
	Southwest Securities Co. Ltd., A	Capital Markets	800	620
	Spring Airlines Co. Ltd., A	Airlines	200	1,326
	STO Express Co. Ltd.	Air Freight & Logistics	200	444
	Sun Art Retail Group Ltd.	Food & Staples Retailing	7,000	7,723
	Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	31,174
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	810
	Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	463
	Suning.com Co. Ltd.	Specialty Retail	2,400	3,218
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	30,529
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	200	798
	Suofeiya Home Collection Co. Ltd.	Household Durables	200	777
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,556

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	$570
a	Tahoe Group Co. Ltd.	Real Estate Management & Development	200	127
a	TAL Education Group, ADR	Diversified Consumer Services	1,240	94,290
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	457
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	294
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	390
	TBEA Co. Ltd., A	Electrical Equipment	1,400	1,811
	TCL Corp.	Household Durables	3,600	3,262
	Tencent Holdings Ltd.	Interactive Media & Services	18,200	1,201,200
a	Tencent Music Entertainment Group, ADR	Entertainment	1,508	22,273
a	The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	600
	The People’s Insurance Co. Group of China Ltd., H	Insurance	28,000	8,274
	Thunder Software Technology Co. Ltd.	Software	200	2,539
	Tian Di Science & Technology Co. Ltd., A	Machinery	800	358
	Tianfeng Securities Co. Ltd., A	Capital Markets	1,040	992
	Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	194
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	800
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	3,264
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	800	1,741
a	Tianqi Lithium Corp.	Chemicals	260	762
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	1,211
	Times China Holdings Ltd.	Real Estate Management & Development	2,000	2,766
	Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	2,000	2,643
	Tingyi Cayman Islands Holding Corp.	Food Products	6,000	10,576
a,c	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	4,366
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	802
	Tongkun Group Co. Ltd., A	Chemicals	200	408
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	460
	Tongwei Co. Ltd., A	Food Products	800	3,133
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	3,149
	Topsports International Holdings Ltd.	Specialty Retail	4,000	5,523
	Towngas China Co. Ltd.	Gas Utilities	4,000	1,646
	TravelSky Technology Ltd., H	IT Services	3,000	6,403
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	1,498	46,648
	Tsingtao Brewery Co. Ltd., A	Beverages	200	2,214
	Tsingtao Brewery Co. Ltd., H	Beverages	1,400	11,390
a	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	268
a	Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	230
	Uni-President China Holdings Ltd.	Food Products	4,000	3,654
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	200	3,501
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	560	2,098
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	200	752
	Venustech Group Inc.	Software	200	1,018
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,364	21,333
	Walvax Biotechnology Co. Ltd.	Biotechnology	400	2,999
a	Wanda Film Holding Co. Ltd., A	Entertainment	600	1,574
	Wangfujing Group Co. Ltd., A	Multiline Retail	200	1,416
	Wangsu Science & Technology Co. Ltd.	IT Services	400	474
	Wanhua Chemical Group Co. Ltd., A	Chemicals	800	8,169
	Want Want China Holdings Ltd.	Food Products	18,000	12,496
	Wanxiang Qianchao Co. Ltd.	Auto Components	2,000	1,724
a	Weibo Corp., ADR	Interactive Media & Services	182	6,630

franklintempleton.com	Semiannual Report	135

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Weichai Power Co. Ltd., A	Machinery	1,800	$4,005
	Weichai Power Co. Ltd., H	Machinery	6,000	12,016
	Weifu High-Technology Co. Ltd., B	Auto Components	600	1,036
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	200	2,102
	Wens Foodstuffs Group Co. Ltd.	Food Products	720	2,073
	Western Securities Co. Ltd.	Capital Markets	600	840
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	200	545
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	200	5,227
	Wilmar International Ltd.	Food Products	6,600	21,273
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	300	5,166
	Winning Health Technology Group Co. Ltd.	Health Care Technology	780	2,234
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	358
a	Wonders Information Co. Ltd.	IT Services	200	704
	Wuchan Zhongda Group Co. Ltd., A	Distributors	600	408
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	340	1,732
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	400	2,339
	Wuliangye Yibin Co. Ltd., A	Beverages	800	26,053
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	600	1,661
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	200	2,991
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	800	11,489
a	WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	3,000	73,006
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	200	1,426
	XCMG Construction Machinery Co. Ltd.	Machinery	1,400	1,145
	Xiamen C & D Inc., A	Trading Companies & Distributors	600	757
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	398
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	200	586
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	395
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	38,800	102,382
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	596
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,262
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	904
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	1,745
	Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	150
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	12,000	19,014
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	424
	Yango Group Co. Ltd.	Real Estate Management & Development	400	431
c	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,535
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,545
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	100	866
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	878
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,637
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	2,973
	Yealink Network Technology Corp. Ltd.	Communications Equipment	200	1,777
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	737
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	100	1,463
	Yihai International Holding Ltd.	Food Products	1,600	24,960
	Yintai Gold Co. Ltd.	Metals & Mining	280	432
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	2,000	2,308
	Yonyou Network Technology Co. Ltd., A	Software	780	4,392
	Yotrio Group Co. Ltd.	Leisure Products	400	254
	Youngor Group Co. Ltd., A	Real Estate Management & Development	1,400	1,407
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	600	1,236

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	$540
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	4,676
	Yunda Holding Co. Ltd.	Air Freight & Logistics	400	1,104
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	600	439
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	200	3,005
a	Yunnan Copper Co. Ltd.	Metals & Mining	200	403
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	200	2,696
a	Yunnan Tin Co. Ltd.	Metals & Mining	200	263
a	Zai Lab Ltd., ADR	Biotechnology	184	15,303
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	100	3,585
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,654
a	Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	289
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	1,600	2,245
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	892
a	Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	307
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	180	360
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	1,208
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	1,461
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,885
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	225
	Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	230
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	225
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	460	2,174
a	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	2,045
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	903
	Zhejiang Juhua Co. Ltd., A	Chemicals	400	403
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	801
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	439
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	1,756
	Zhejiang Runtu Co. Ltd.	Chemicals	200	268
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,040	3,402
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	237
	Zhejiang Supor Co. Ltd.	Household Durables	200	2,328
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	200
	Zhejiang Wanliyang Co. Ltd.	Machinery	200	281
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	471
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	879
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	276
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	927
	Zheshang Securities Co. Ltd., A	Capital Markets	200	522
a,c	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	5,930
	Zhongji Innolight Co. Ltd.	Communications Equipment	200	1,482
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	1,200	1,777
	Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	488
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	12,477
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,400	4,679
	Zijin Mining Group Co. Ltd., A	Metals & Mining	4,800	4,350
	Zijin Mining Group Co. Ltd., H	Metals & Mining	16,000	10,116
a	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,200	1,434
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	4,400	4,224
	ZTE Corp.	Communications Equipment	1,000	4,877

franklintempleton.com	Semiannual Report	137

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	ZTE Corp., H	Communications Equipment		2,400	$5,710
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,236	36,981

					8,631,332

	Hong Kong 7.4%
	AIA Group Ltd.	Insurance		38,400	376,072
a	Alibaba Pictures Group Ltd.	Entertainment		40,000	5,935
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,000	10,168
	BOC Hong Kong (Holdings) Ltd.	Banks		12,000	31,587
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		2,000	4,212
a	Cathay Pacific Airways Ltd.	Airlines		2,000	1,381
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	6,000	2,973
	CK Asset Holdings Ltd.	Real Estate Management & Development		8,600	41,890
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		8,500	51,110
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	9,329
	CLP Holdings Ltd.	Electric Utilities		5,200	48,310
	Dah Sing Banking Group Ltd.	Banks		1,600	1,385
	Dah Sing Financial Group	Banks		800	1,922
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,000	3,770
a,b,c	ESR Cayman Ltd., Reg S, 144A	Real Estate Management & Development		3,600	11,172
	Guotai Junan International holdings Ltd.	Capital Markets		10,000	1,329
	Haitong International Securities Group Ltd.	Capital Markets		10,000	2,387
	Hang Lung Group Ltd.	Real Estate Management & Development		2,000	4,547
	Hang Lung Properties Ltd.	Real Estate Management & Development		6,000	15,159
	Hang Seng Bank Ltd.	Banks		2,400	35,334
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		4,000	14,735
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		32,000	45,832
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		4,000	186,735
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		3,600	13,356
	Huabao International Holdings Ltd.	Chemicals		2,000	1,809
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	5,974
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		700	27,776
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		600	11,886
	Johnson Electric Holdings Ltd.	Auto Components		1,000	2,170
	JS Global Lifestyle Co. Ltd.	Household Durables		3,000	5,381
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	5,104
	Kingboard Laminates Holdings Ltd.	Chemicals		4,000	5,471
a	Lifestyle International Holdings Ltd.	Multiline Retail		2,000	1,631
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	6,600	53,652
	Man Wah Holdings Ltd.	Household Durables		4,800	6,355
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		2,000	3,499
	MTR Corp. Ltd.	Road & Rail		4,500	22,210
	New World Development Co. Ltd.	Real Estate Management & Development		4,500	21,774
	NWS Holdings Ltd.	Industrial Conglomerates		4,000	3,040
a	Pacific Century Premium Developments Ltd.	Real Estate Management & Development		1,512	396
	PCCW Ltd.	Diversified Telecommunication Services		14,000	8,346
	Power Assets Holdings Ltd.	Electric Utilities		4,500	23,574
a	Sa Sa International Holdings Ltd.	Specialty Retail		4,000	692
a	Samsonite International SA	Textiles, Apparel & Luxury Goods		4,200	4,227
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		4,000	3,272
	Shun Tak Holdings Ltd.	Industrial Conglomerates		4,000	1,280
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		32,000	34,849
	Sino Land Co. Ltd.	Real Estate Management & Development		10,000	11,613
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		4,500	57,368
	Swire Pacific Ltd., A	Real Estate Management & Development		1,500	7,200
	Swire Pacific Ltd., B	Real Estate Management & Development		2,500	2,071
	Swire Properties Ltd.	Real Estate Management & Development		3,600	9,476
	Techtronic Industries Co. Ltd.	Machinery		4,000	52,439

138	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	The Bank of East Asia Ltd.	Banks	3,600	$6,615
	The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	7,959
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	28,000	3,974
	Vinda International Holdings Ltd.	Household Products	1,000	3,277
	Vitasoy International Holdings Ltd.	Food Products	2,000	7,755
	VTech Holdings Ltd.	Communications Equipment	600	3,732
c	WH Group Ltd., Reg S	Food Products	27,000	21,879
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	5,000	20,322
	Xinyi Glass Holdings Ltd.	Auto Components	6,000	12,062
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	3,231

				1,405,971

	India 10.2%
a	3M India Ltd.	Industrial Conglomerates	6	1,489
	ABB India Ltd.	Electrical Equipment	170	1,980
	ACC Ltd.	Construction Materials	144	2,720
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	4,099
a	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers	1,250	12,497
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	11,015
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	3,204	1,602
a	Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	1,487
	Alkem Laboratories Ltd.	Pharmaceuticals	86	3,238
	Ambuja Cements Ltd.	Construction Materials	2,124	6,247
	Ashok Leyland Ltd.	Machinery	4,202	4,237
	Asian Paints Ltd.	Chemicals	1,046	28,162
a	AU Small Finance Bank Ltd.	Banks	470	4,168
	Aurobindo Pharma Ltd.	Pharmaceuticals	810	8,744
a	Avenue Supermarts Ltd.	Food & Staples Retailing	478	14,274
a	Axis Bank Ltd.	Banks	7,224	41,579
	Bajaj Auto Ltd.	Automobiles	266	10,387
	Bajaj Finance Ltd.	Consumer Finance	602	26,751
	Bajaj Finserv Ltd.	Insurance	114	9,043
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	2,945
	Balkrishna Industries Ltd.	Auto Components	250	5,005
a	Bandhan Bank Ltd.	Banks	2,526	9,347
a	Bank of Baroda	Banks	2,666	1,483
a	Bank of India	Banks	972	536
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	64	1,144
	Bayer Cropscience Ltd.	Chemicals	36	2,875
	Berger Paints India Ltd.	Chemicals	830	6,566
	Bharat Electronics Ltd.	Aerospace & Defense	2,016	2,616
	Bharat Forge Ltd.	Auto Components	668	4,052
	Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	1,137
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,238	15,494
	Bharti Airtel Ltd.	Wireless Telecommunication Services	5,496	31,357
	Bharti Infratel Ltd.	Diversified Telecommunication Services	2,614	6,211
a	Biocon Ltd.	Biotechnology	984	5,971
	Bosch Ltd.	Auto Components	24	4,466
	Britannia Industries Ltd.	Food Products	232	11,943
	Cadila Healthcare Ltd.	Pharmaceuticals	816	4,369
a	Canara Bank Ltd.	Banks	546	658
	Castrol India Ltd.	Chemicals	1,746	2,588
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	652	2,202
	Cipla Ltd.	Pharmaceuticals	1,174	12,327
	Coal India Ltd.	Oil, Gas & Consumable Fuels	4,968	7,811
	Colgate-Palmolive (India) Ltd.	Personal Products	242	4,702

franklintempleton.com	Semiannual Report	139

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Container Corp. of India Ltd.	Road & Rail		734	$3,631
	Coromandel International Ltd.	Chemicals		250	2,619
	Cummins India Ltd.	Machinery		256	1,545
	Dabur India Ltd.	Personal Products		1,662	11,501
a	Dalmia Bharat Ltd.	Construction Materials		142	1,504
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		290	11,980
	DLF Ltd.	Real Estate Management & Development		2,114	4,374
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		290	20,391
	Eicher Motors Ltd.	Automobiles		428	12,778
	Emami Ltd.	Personal Products		420	2,000
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	800	3,912
	Exide Industries Ltd.	Auto Components		786	1,757
a	Federal Bank Ltd.	Banks		4,584	3,020
a	Future Retail Ltd.	Multiline Retail		696	850
	GAIL India Ltd.	Gas Utilities		3,600	4,235
	Gillette India Ltd.	Personal Products		28	2,027
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		134	2,861
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		474	3,101
a	GMR Infrastructure Ltd.	Transportation Infrastructure		5,980	1,868
	Godrej Consumer Products Ltd.	Personal Products		1,138	11,182
a	Godrej Industries Ltd.	Industrial Conglomerates		230	1,283
a	Godrej Properties Ltd.	Real Estate Management & Development		208	2,426
	Grasim Industries Ltd.	Construction Materials		1,106	11,156
	Gujarat Gas Ltd.	Gas Utilities		550	2,299
	Havell’s India Ltd.	Electrical Equipment		642	5,898
	HCL Technologies Ltd.	IT Services		3,496	38,457
b,c	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets		134	4,123
a	HDFC Life Insurance Co. Ltd.	Insurance		2,086	15,816
a,e	Hemisphere Properties India Ltd.	Diversified Telecommunication Services		262	592
	Hero Motocorp Ltd.	Automobiles		336	14,333
	Hindalco Industries Ltd.	Metals & Mining		3,164	7,515
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		1,990	4,872
	Hindustan Unilever Ltd.	Household Products		2,828	79,276
	Hindustan Zinc Ltd.	Metals & Mining		690	1,963
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		5,532	130,468
a	ICICI Bank Ltd.	Banks		4,900	23,560
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		618	10,885
c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance		1,046	5,967
a	IDFC First Bank Ltd.	Banks		7,850	3,187
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance		1,154	2,458
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		6,880	6,891
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies		62	1,163
	Indraprastha Gas Ltd.	Gas Utilities		1,110	5,819
	Info Edge India Ltd.	Interactive Media & Services		214	10,542
	Infosys Ltd.	IT Services		11,496	157,100
a,c	InterGlobe Aviation Ltd., Reg S	Airlines		326	5,519
	IPCA Laboratories Ltd.	Pharmaceuticals		158	4,639
	ITC Ltd.	Tobacco		9,706	22,588
a	Jindal Steel & Power Ltd.	Metals & Mining		1,410	3,571
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers		1,352	1,034
	JSW Steel Ltd.	Metals & Mining		3,346	12,596
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		206	6,546
	Kansai Nerolac Paints Ltd.	Chemicals		428	2,905

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	$1,419
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	3,930
	Larsen & Toubro Ltd.	Construction & Engineering	1,342	16,399
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	3,312
	Lupin Ltd.	Pharmaceuticals	772	10,541
a	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,104	3,510
	Mahindra & Mahindra Ltd.	Automobiles	2,122	17,484
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	155
	Marico Ltd.	Personal Products	1,620	7,970
	Maruti Suzuki India Ltd.	Automobiles	386	35,280
	Motherson Sumi Systems Ltd.	Auto Components	3,296	5,131
	Mphasis Ltd.	IT Services	270	5,063
	MRF Ltd.	Auto Components	6	4,845
	Muthoot Finance Ltd.	Consumer Finance	354	5,432
	Nestle India Ltd.	Food Products	84	18,124
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	4,608	1,262
	Nippon Life India Asset Management Ltd.	Capital Markets	414	1,471
	NMDC Ltd.	Metals & Mining	2,568	2,863
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	9,246	10,665
a	Oberoi Realty Ltd.	Real Estate Management & Development	290	1,549
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	9,702	9,106
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,078	1,305
	Oracle Financial Services Software Ltd.	Software	76	3,165
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	12	3,470
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,836	5,491
	PI Industries Ltd.	Chemicals	202	5,398
	Pidilite Industries Ltd.	Chemicals	426	8,281
	Piramal Enterprises Ltd.	Pharmaceuticals	366	6,218
	Power Finance Corp. Ltd.	Diversified Financial Services	2,200	2,570
	Power Grid Corp. of India Ltd.	Electric Utilities	5,952	13,105
a	Punjab National Bank Ltd.	Banks	3,206	1,241
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	2,896
c	RBL Bank Ltd., Reg S	Banks	1,086	2,501
	REC Ltd.	Diversified Financial Services	1,786	2,399
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	9,902	299,872
	SBI Cards & Payment Services Ltd.	Consumer Finance	434	4,986
a	SBI Life Insurance Co. Ltd.	Insurance	1,122	12,340
	Shree Cement Ltd.	Construction Materials	30	8,237
	Shriram Transport Finance Co. Ltd.	Consumer Finance	646	5,423
	Siemens Ltd.	Industrial Conglomerates	294	5,039
	SRF Ltd.	Chemicals	54	3,023
a	State Bank of India	Banks	5,990	15,052
a	Steel Authority of India Ltd.	Metals & Mining	3,318	1,518
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,484	23,632
	Sun TV Network Ltd.	Media	194	1,224
	Tata Communications Ltd.	Diversified Telecommunication Services	216	2,481
	Tata Consultancy Services Ltd.	IT Services	2,992	101,070
	Tata Consumer Products Ltd.	Food Products	1,250	8,470
a	Tata Motors Ltd.	Automobiles	3,508	6,338
a	Tata Motors Ltd., A	Automobiles	1,030	877
	Tata Power Co. Ltd.	Electric Utilities	3,270	2,362
	Tata Steel Ltd.	Metals & Mining	1,236	6,027
	Tech Mahindra Ltd.	IT Services	1,576	16,912
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,040	16,934
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	5,465

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Torrent Power Ltd.	Electric Utilities	444	$1,886
	Trent Ltd.	Multiline Retail	576	5,245
	TVS Motor Co. Ltd.	Automobiles	390	2,475
	UltraTech Cement Ltd.	Construction Materials	356	19,540
a	Union Bank of India Ltd.	Banks	1,284	424
	United Breweries Ltd.	Beverages	234	3,033
a	United Spirits Ltd.	Beverages	888	6,209
	UPL Ltd.	Chemicals	1,634	11,138
	Vedanta Ltd.	Metals & Mining	4,972	9,226
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	24,740	3,202
	Voltas Ltd.	Construction & Engineering	384	3,541
	Whirlpool of India Ltd.	Household Durables	102	3,037
	Wipro Ltd.	IT Services	4,294	18,249
a	Yes Bank Ltd.	Banks	4,442	792
	Zee Entertainment Enterprises Ltd.	Media	2,886	8,171

				1,923,108

	Indonesia 1.4%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	3,402
	Astra Agro Lestari Tbk PT	Food Products	1,400	957
	Astra International Tbk PT	Automobiles	63,800	19,123
	Bank Central Asia Tbk PT	Banks	30,800	56,094
e	Bank Danamon Indonesia Tbk PT	Banks	2,400	350
	Bank Mandiri Persero Tbk PT	Banks	57,000	19,000
	Bank Negara Indonesia Persero Tbk PT	Banks	24,000	7,161
	Bank Rakyat Indonesia Persero Tbk PT	Banks	168,400	34,404
a	Barito Pacific Tbk	Chemicals	63,800	3,387
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	2,065
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	1,253
	Charoen Pokphand Indonesia Tbk PT	Food Products	22,000	8,391
	First Pacific Co. Ltd.	Diversified Financial Services	8,000	2,168
	Golden Agri-Resources Ltd.	Food Products	21,200	2,205
a	Gudang Garam Tbk PT	Tobacco	1,600	4,307
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	2,672
	Indah Kiat Pulp & Paper Corp. Tbk PT	Paper & Forest Products	9,000	5,429
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	3,075
	Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	5,281
	Indofood Sukses Makmur Tbk PT	Food Products	14,400	6,919
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	1,941
	Kalbe Farma Tbk PT	Pharmaceuticals	64,600	6,729
a	Media Nusantara Citra Tbk PT	Media	19,000	919
	Perusahaan Gas Negara Tbk PT	Gas Utilities	31,800	1,977
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	147,800	25,428
	Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	80,400	5,592
	Semen Indonesia (Persero) Tbk PT	Construction Materials	10,000	6,166
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	656
	Surya Citra Media Tbk PT	Media	22,000	1,797
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	36,000	3,230
	Unilever Indonesia Tbk PT	Household Products	19,000	10,343
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	4,800	7,355
a	Vale Indonesia Tbk PT	Metals & Mining	7,000	1,675
	XL Axiata Tbk	Wireless Telecommunication Services	12,800	1,746

				263,197

	Italy 0.0%†
a	Prada SpA	Textiles, Apparel & Luxury Goods	1,600	6,235

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Luxembourg 0.0%†
	L’Occitane International SA	Personal Products	1,500	$2,613

	Macau 0.5%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,000	46,923
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	4,000	542
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	2,976
	Sands China Ltd.	Hotels, Restaurants & Leisure	7,600	29,272
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	7,068
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	7,655

				94,436

	Malaysia 2.1%
a	AirAsia Group Bhd	Airlines	5,800	935
	Alliance Bank Malaysia Bhd.	Banks	2,800	1,476
	AMMB Holdings Bhd.	Banks	6,000	4,332
	Astro Malaysia Holdings Bhd.	Media	5,400	1,001
	Axiata Group Bhd.	Wireless Telecommunication Services	14,400	10,223
	British American Tobacco Malaysia Bhd.	Tobacco	400	965
	CIMB Group Holdings Bhd.	Banks	22,200	16,454
	Dialog Group Bhd.	Energy Equipment & Services	15,200	13,936
	Digi.com Bhd.	Wireless Telecommunication Services	11,800	11,444
	FGV Holdings Bhd.	Food Products	7,200	1,993
	Fraser & Neave Holdings Bhd.	Beverages	200	1,545
	Gamuda Bhd.	Construction & Engineering	7,600	6,383
	Genting Bhd.	Hotels, Restaurants & Leisure	7,400	5,663
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,800	4,905
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	4,124
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,400	17,153
	Hong Leong Bank Bhd.	Banks	1,800	6,515
	Hong Leong Financial Group Bhd.	Banks	800	2,749
	IHH Healthcare Bhd.	Health Care Providers & Services	9,600	12,013
	IJM Corp. Bhd.	Construction & Engineering	10,600	3,673
	IOI Corp. Bhd.	Food Products	9,600	10,303
	IOI Properties Group Bhd.	Real Estate Management & Development	6,600	1,437
	Kuala Lumpur Kepong Bhd.	Food Products	1,600	8,779
	Malayan Banking Bhd.	Banks	19,200	33,359
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,200	3,650
	Maxis Bhd.	Wireless Telecommunication Services	9,200	11,247
	MISC Bhd.	Marine	4,800	8,663
	Nestle (Malaysia) Bhd.	Food Products	200	6,805
	Petronas Chemicals Group Bhd.	Chemicals	8,800	11,880
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	4,750
	Petronas Gas Bhd.	Gas Utilities	1,800	7,112
	PPB Group Bhd.	Food Products	2,000	9,145
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,200	7,669
	Public Bank Bhd.	Banks	10,000	37,781
	QL Resources Bhd.	Food Products	2,200	5,199
	RHB Bank Bhd.	Banks	5,000	5,499
	Sime Darby Bhd.	Industrial Conglomerates	11,200	6,711
	Sime Darby Plantation Bhd.	Food Products	11,400	13,854
	Sime Darby Property Bhd.	Real Estate Management & Development	13,600	1,898
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	3,777
	Tenaga Nasional Bhd.	Electric Utilities	12,400	31,332
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	16,200	32,357
	Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,530
	Wing Tai Holdings Ltd.	Real Estate Management & Development	1,600	2,039
	YTL Corp. Bhd.	Multi-Utilities	15,400	2,501

				398,759

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals		2,000	$1,303
	Habib Bank Ltd.	Banks		2,000	1,578
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		2,000	1,250
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels		2,004	1,113

					5,244

	Philippines 0.9%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers		5,200	2,741
a	Alliance Global Group Inc.	Industrial Conglomerates		15,000	2,166
	Ayala Corp.	Industrial Conglomerates		1,020	14,496
	Ayala Land Inc.	Real Estate Management & Development		24,800	15,193
	Bank of the Philippine Islands	Banks		5,700	7,525
	BDO Unibank Inc.	Banks		5,980	10,639
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		11,800	1,779
	DMCI Holdings Inc.	Industrial Conglomerates		14,000	1,155
	Globe Telecom Inc.	Wireless Telecommunication Services		100	4,290
	GT Capital Holdings Inc.	Industrial Conglomerates		320	2,550
	International Container Terminal Services Inc.	Transportation Infrastructure		3,420	7,739
	JG Summit Holdings Inc.	Industrial Conglomerates		9,200	11,424
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,420	4,247
	LT Group Inc.	Industrial Conglomerates		9,000	1,671
	Manila Electric Co.	Electric Utilities		920	5,143
a	Megaworld Corp.	Real Estate Management & Development		36,000	2,198
	Metro Pacific Investments Corp.	Diversified Financial Services		50,000	3,599
	Metropolitan Bank & Trust Co.	Banks		5,800	4,570
	PLDT Inc.	Wireless Telecommunication Services		290	8,010
	Puregold Price Club Inc.	Food & Staples Retailing		3,060	3,093
	San Miguel Corp.	Industrial Conglomerates		1,240	2,530
	San Miguel Pure Foods Co. Inc.	Food Products		2,200	2,882
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		4,000	823
	SM Investments Corp.	Industrial Conglomerates		1,540	27,954
	SM Prime Holdings Inc.	Real Estate Management & Development		27,600	16,738
	Universal Robina Corp.	Food Products		2,800	7,739

					172,894

	Singapore 2.8%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	9,400	22,310
	Ascott Residence Trust	Equity Real Estate Investment Trusts (REITs	)	5,200	3,390
	BOC Aviation Ltd.	Trading Companies & Distributors		600	4,080
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	8,800	10,572
	CapitaLand Ltd.	Real Estate Management & Development		8,000	15,882
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	7,600	10,745
	City Developments Ltd.	Real Estate Management & Development		1,600	8,920
	ComfortDelGro Corp. Ltd.	Road & Rail		6,600	6,817
	DBS Group Holdings Ltd.	Banks		5,800	84,593
	Frasers Logistics & Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	7,800	7,942
	Frasers Property Ltd.	Real Estate Management & Development		600	510
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		18,200	8,933
	Hutchison Port Holdings Trust	Transportation Infrastructure		18,800	3,083
	Jardine Cycle & Carriage Ltd.	Distributors		400	5,271
	Keppel Corp. Ltd.	Industrial Conglomerates		4,400	14,343
	Keppel DC REIT	Equity Real Estate Investment Trusts (REITs	)	3,800	8,101
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	6,400	5,016
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	7,000	9,948
c	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	7,800	5,342
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	5,200	12,228

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	8,200	$12,254
c	NetLink NBN Trust, Reg S	Diversified Telecommunication Services		9,200	6,571
	Olam International Ltd.	Food & Staples Retailing		1,800	1,661
	Oversea-Chinese Banking Corp. Ltd.	Banks		11,000	67,849
	SATS Ltd.	Transportation Infrastructure		2,200	4,561
	SembCorp Industries Ltd.	Industrial Conglomerates		3,200	3,141
a	SembCorp Marine Ltd.	Machinery		18,715	2,002
	SIA Engineering Co. Ltd.	Transportation Infrastructure		800	979
	Singapore Airlines Ltd.	Airlines		4,000	10,168
	Singapore Exchange Ltd.	Capital Markets		2,600	17,427
	Singapore Post Ltd.	Air Freight & Logistics		5,200	2,457
	Singapore Press Holdings Ltd.	Media		5,400	4,114
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,000	12,673
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		23,800	36,961
	StarHub Ltd.	Wireless Telecommunication Services		2,200	1,934
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	6,800	7,223
	United Overseas Bank Ltd.	Banks		4,000	55,762
	UOL Group Ltd.	Real Estate Management & Development		1,600	7,794
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		800	11,275
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,200	5,222
	Yanlord Land Group Ltd.	Real Estate Management & Development		2,200	1,821

					521,875

	South Korea 12.1%
a	Alteogen Inc.	Biotechnology		58	8,942
	Amorepacific Corp.	Personal Products		100	14,023
	AmorePacific Group	Personal Products		96	4,014
	BGF Retail Co. Ltd.	Food & Staples Retailing		20	2,112
	BNK Financial Group Inc.	Banks		934	4,041
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services		224	16,798
a	Celltrion Inc.	Biotechnology		330	72,659
a	Celltrion Pharm Inc.	Pharmaceuticals		58	5,624
	Cheil Worldwide Inc.	Media		246	4,407
	CJ CheilJedang Corp.	Food Products		22	7,431
	CJ Corp.	Industrial Conglomerates		40	2,777
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail		34	4,137
a	CJ Logistics Corp.	Road & Rail		24	3,643
	Coway Co. Ltd.	Household Durables		170	11,527
	Daelim Industrial Co. Ltd.	Construction & Engineering		92	6,089
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering		558	1,329
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery		166	3,378
	DB Insurance Co. Ltd.	Insurance		140	5,411
	DGB Financial Group Inc.	Banks		530	2,488
	Dongsuh Cos. Inc.	Food & Staples Retailing		118	2,992
	Doosan Bobcat Inc.	Machinery		86	1,978
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment		416	4,731
a	Doosan Infracore Co. Ltd.	Machinery		342	2,565
a	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components		36	1,216
	E-MART Inc.	Food & Staples Retailing		62	7,501
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods		180	5,641
	GS Engineering & Construction Corp.	Construction & Engineering		202	4,171
	GS Holdings Corp.	Oil, Gas & Consumable Fuels		154	4,082
	GS Retail Co. Ltd.	Food & Staples Retailing		88	2,521
	Hana Financial Group Inc.	Banks		936	22,490
	Hanjin Kal Corp.	Airlines		94	5,514
	Hankook Tire & Technology Co. Ltd.	Auto Components		254	6,841

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	$5,613
	Hanmi Science Co. Ltd.	Pharmaceuticals	44	2,212
	Hanon Systems	Auto Components	548	5,787
	Hanssem Co. Ltd.	Household Durables	30	2,745
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	2,563
	Hanwha Corp.	Industrial Conglomerates	120	2,581
	Hanwha Corp.	Industrial Conglomerates	80	882
	Hanwha Life Insurance Co. Ltd.	Insurance	940	1,226
	Hanwha Solutions Corp.	Chemicals	266	8,745
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	146	2,653
a	Helixmith Co. Ltd.	Biotechnology	78	2,364
	Hite Jinro Co. Ltd.	Beverages	80	2,480
a	HLB Inc.	Leisure Products	138	12,236
	Hotel Shilla Co. Ltd.	Specialty Retail	96	6,247
	Hyundai Department Store Co. Ltd.	Multiline Retail	40	1,926
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	230	5,988
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	62	7,634
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	32	5,965
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	3,937
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	1,930
	Hyundai Mobis Co. Ltd.	Auto Components	206	40,513
	Hyundai Motor Co.	Automobiles	442	67,462
	Hyundai Steel Co.	Metals & Mining	250	5,259
	Hyundai Wia Corp.	Auto Components	54	1,870
	Industrial Bank of Korea	Banks	834	5,712
	Kakao Corp.	Interactive Media & Services	172	53,607
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	334	6,140
	KB Financial Group Inc.	Banks	1,230	39,492
	KCC Corp.	Chemicals	16	1,997
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	1,897
	Kia Motors Corp.	Automobiles	804	32,242
	Korea Aerospace Industries Ltd.	Aerospace & Defense	220	4,289
a	Korea Electric Power Corp.	Electric Utilities	800	13,955
	Korea Gas Corp.	Gas Utilities	76	1,602
	Korea Investment Holdings Co. Ltd.	Capital Markets	120	7,439
a	Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	136	9,617
	Korea Zinc Co. Ltd.	Metals & Mining	30	9,658
a	Korean Air Lines Co. Ltd.	Airlines	278	4,481
	KT&G Corp.	Tobacco	356	25,083
	Kumho Petrochemical Co. Ltd.	Chemicals	60	5,643
	LG Chem Ltd.	Chemicals	144	80,527
	LG Corp.	Industrial Conglomerates	286	18,121
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	710	9,319
	LG Electronics Inc.	Household Durables	334	26,189
	LG Household & Health Care Ltd.	Personal Products	28	34,668
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	44	5,832
	LG Uplus Corp.	Diversified Telecommunication Services	606	5,959
	Lotte Chemical Corp.	Chemicals	46	7,729
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	923
	Lotte Corp.	Industrial Conglomerates	76	1,859
	LOTTE Fine Chemical Co. Ltd.	Chemicals	54	2,292
	Lotte Shopping Co. Ltd.	Multiline Retail	30	2,014
	LS Corp.	Electrical Equipment	44	1,975
	Mando Corp.	Auto Components	114	3,475
a	Medytox Inc.	Biotechnology	14	2,526

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
a	Medytox Inc., rts., 10/15/20	Biotechnology	2	$50
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	1,232	8,933
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	758
	Naver Corp.	Interactive Media & Services	420	106,481
	NCSoft Corp.	Entertainment	52	35,838
a	Netmarble Corp	Entertainment	54	7,665
	NH Investment & Securities Co. Ltd.	Capital Markets	388	3,032
a	NHN Corp.	Entertainment	30	1,908
	Nongshim Co. Ltd.	Food Products	10	2,685
a	OCI Co. Ltd.	Chemicals	66	3,217
	Orion Corp.	Food Products	68	7,617
	Ottogi Corp.	Food Products	4	1,943
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,046
	POSCO	Metals & Mining	216	36,200
	POSCO Chemical Co. Ltd.	Construction Materials	68	4,872
	Posco International Corp.	Trading Companies & Distributors	168	1,925
	S-1 Corp.	Commercial Services & Supplies	64	4,788
	S-Oil Corp.	Oil, Gas & Consumable Fuels	140	6,177
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	42	24,780
	Samsung C&T Corp.	Industrial Conglomerates	268	24,062
	Samsung Card Co. Ltd.	Consumer Finance	106	2,556
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	174	20,681
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	14,972	745,079
a	Samsung Engineering Co. Ltd.	Construction & Engineering	546	4,925
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	102	15,873
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,286	5,861
	Samsung Life Insurance Co. Ltd.	Insurance	202	10,536
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	168	62,273
	Samsung SDS Co. Ltd.	IT Services	100	14,493
	Samsung Securities Co. Ltd.	Capital Markets	200	5,233
	Shinhan Financial Group Co. Ltd.	Banks	1,462	34,503
	Shinsegae Co. Ltd.	Multiline Retail	24	4,361
a	SillaJen Inc.	Biotechnology	196	2,028
	SK Holdings Co. Ltd.	Industrial Conglomerates	98	16,634
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,648	118,368
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	172	20,443
	SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,187
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	74	15,059
	SKC Co. Ltd.	Chemicals	60	4,258
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	1,867
	Woori Financial Group Inc.	Banks	1,720	12,619
	Yuhan Corp.	Pharmaceuticals	146	8,015

				2,292,982

	Taiwan 14.0%
	Accton Technology Corp.	Communications Equipment	2,000	15,365
a	Acer Inc.	Technology Hardware, Storage & Peripherals	8,000	6,850
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,300	13,062
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	10,000	20,441
	Asia Cement Corp.	Construction Materials	8,000	11,463
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	100	5,024
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	2,000	17,506
a	AU Optronics Corp.	Electronic Equipment, Instruments & Components	28,000	10,828
	Capital Securities Corp.	Capital Markets	6,000	2,227
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,480	15,542
	Cathay Financial Holding Co. Ltd.	Insurance	26,000	34,652
	Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	18,093
	Chang Hwa Commercial Bank Ltd.	Banks	22,000	13,179

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	$7,644
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	5,808
a	China Airlines Ltd.	Airlines	8,000	2,287
	China Development Financial Holding Corp.	Insurance	44,000	12,929
	China Life Insurance Co. Ltd.	Insurance	10,000	6,854
a,e	China Motor Corp.	Automobiles	800	1,160
	China Steel Corp.	Metals & Mining	40,000	28,244
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	44,334
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	12,000	7,893
	CTBC Financial Holding Co. Ltd.	Banks	58,000	36,848
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	7,000	45,681
	E.Sun Financial Holding Co. Ltd.	Banks	38,000	33,589
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	640	7,933
a	Epistar Corp.	Semiconductors & Semiconductor Equipment	4,000	4,882
	Eternal Materials Co. Ltd.	Chemicals	2,000	2,262
	EVA Airways Corp.	Airlines	8,000	2,942
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	8,000	4,378
	Far Eastern International Bank	Banks	10,000	3,539
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	10,483
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	5,000	10,531
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,320	7,908
	First Financial Holding Co. Ltd.	Banks	33,020	23,429
a	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	2,000	777
	Formosa Chemicals & Fibre Corp.	Chemicals	11,000	25,713
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	11,049
	Formosa Plastics Corp.	Chemicals	16,000	43,422
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,316
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	7,113
	Fubon Financial Holding Co. Ltd.	Insurance	24,000	34,721
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	260	5,261
	Giant Manufacturing Co. Ltd.	Leisure Products	1,000	9,409
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	700	9,281
	Hiwin Technologies Corp.	Machinery	800	7,872
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	38,000	101,554
	Hotai Motor Co. Ltd.	Specialty Retail	1,000	22,202
	HTC Corp.	Technology Hardware, Storage & Peripherals	2,000	1,975
	Hua Nan Financial Holdings Co. Ltd.	Banks	30,000	18,283
a	Innolux Corp.	Electronic Equipment, Instruments & Components	24,000	7,765
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	7,752
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	320	37,125
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	6,000	9,550
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	4,800	100,601
	Mega Financial Holding Co. Ltd.	Banks	34,000	32,636
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	9,184
	momo.com Inc.	Internet & Direct Marketing Retail	140	3,398
	Nan Ya Plastics Corp.	Chemicals	18,000	36,979
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	2,000	3,971
	Nien Made Enterprise Co. Ltd.	Household Durables	440	5,219
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	18,334
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	800	9,447
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	218	7,903
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	6,000	13,217
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	8,000	7,223
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	2,000	5,960
	President Chain Store Corp.	Food & Staples Retailing	2,000	18,162
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	8,000	20,883
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,600	20,358

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Shin Kong Financial Holding Co. Ltd.	Insurance	38,000	$10,549
	SinoPac Financial Holdings Co. Ltd.	Banks	34,000	12,737
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	4,000	5,704
	Taishin Financial Holding Co. Ltd.	Banks	34,000	15,027
	Taiwan Business Bank	Banks	18,000	5,929
	Taiwan Cement Corp.	Construction Materials	16,000	22,871
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	30,000	20,199
	Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	3,501
a	Taiwan Glass Industry Corp.	Building Products	4,000	1,678
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	6,557
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	5,000	16,677
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,907
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	76,500	1,143,723
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	6,184
	The Shanghai Commercial & Savings Bank Ltd.	Banks	10,000	13,414
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	1,695
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,000	2,168
	U-Ming Marine Transport Corp.	Marine	2,000	2,068
	Uni-President Enterprises Corp.	Food Products	16,000	34,528
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,000	10,276
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	36,000	35,488
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	9,954
	Walsin Lihwa Corp.	Electrical Equipment	10,000	5,542
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	10,669
	Wan Hai Lines Ltd.	Marine	2,000	1,467
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,280	12,662
	Wistron Corp.	Technology Hardware, Storage & Peripherals	8,000	8,231
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	260	5,862
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,400	16,991
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	38,000	23,355
a	Yulon Motor Co. Ltd.	Automobiles	2,000	1,585
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,000	8,701

				2,653,304

	Thailand 2.2%
	Advanced Info Service PCL	Wireless Telecommunication Services	3,600	19,427
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	13,600	24,249
	Asset World Corp. PCL	Hotels, Restaurants & Leisure	24,000	2,651
	B Grimm Power PCL, NVDR	Independent Power and Renewable Electricity Producers	2,000	2,667
	Bangkok Bank PCL, fgn.	Banks	1,600	4,847
	Bangkok Bank PCL, NVDR	Banks	2,000	6,059
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	28,600	17,510
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	25,800	6,961
a	Bangkok Life Assurance PCL, NVDR	Insurance	1,400	778
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	2,782
	Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	3,943
	BTS Group Holdings PCL, NVDR	Road & Rail	27,600	8,275
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	3,607
	Carabao Group PCL	Beverages	800	2,954
	Central Pattana PCL	Real Estate Management & Development	8,000	10,730
a	Central Retail Corp. PCL	Multiline Retail	8,400	6,892
	Charoen Pokphand Foods PCL, NVDR	Food Products	11,400	10,073

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
a	CP ALL PCL	Food & Staples Retailing	16,600	$31,563
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,400	6,914
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	17,000	7,350
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	800	4,721
	Energy Absolute PCL, NVDR	Independent Power and Renewable Electricity Producers	5,600	6,936
	Global Power Synergy PCL	Independent Power and Renewable Electricity Producers	2,000	3,629
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	11,800	11,358
	Home Product Center PCL, NVDR	Specialty Retail	18,000	8,180
	Indorama Ventures PCL, NVDR	Chemicals	6,400	4,262
	Intouch Holdings PCL	Wireless Telecommunication Services	6,800	10,998
	IRPC PCL	Oil, Gas & Consumable Fuels	36,400	2,206
	Kasikornbank PCL, fgn.	Banks	3,800	9,204
	Kasikornbank PCL, NVDR	Banks	2,000	4,860
	Krung Thai Bank PCL	Banks	18,000	5,027
	Krungthai Card PCL, NVDR	Consumer Finance	4,600	5,045
	Land and Houses PCL, NVDR	Real Estate Management & Development	22,000	4,721
a	Minor International PCL	Hotels, Restaurants & Leisure	12,800	8,079
a	Muangthai Capital PCL	Consumer Finance	2,400	3,730
	Osotspa PCL, NVDR	Beverages	3,200	3,535
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	10,471
	PTT Global Chemical PCL, NVDR	Chemicals	6,800	8,423
	PTT PCL	Oil, Gas & Consumable Fuels	45,600	46,050
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	2,800	4,440
	Siam City Cement PCL, NVDR	Construction Materials	200	754
	Siam Commercial Bank PCL	Banks	7,600	15,590
	Siam Makro Public Company Ltd.	Food & Staples Retailing	400	543
	Srisawad Corp. PCL	Consumer Finance	1,800	2,769
	Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	3,635
	Thai Union Group PCL	Food Products	10,000	4,418
	The Siam Cement PCL	Construction Materials	2,600	26,420
	TMB Bank PCL	Banks	148,000	4,157
	Total Access Communication PCL	Wireless Telecommunication Services	2,400	2,443
	True Corp. PCL, NVDR	Diversified Telecommunication Services	36,600	3,581

				410,417

	Total Common Stocks and Other Equity Interests (Cost $18,202,060)			18,787,120

	Preferred Stocks 0.7%
	South Korea 0.7%
f	Amorepacific Corp., 1.736%, pfd.	Personal Products	30	1,485
f	CJ CheilJedang Corp., 2.261%, pfd.	Food Products	4	537
f	Hyundai Motor Co., 3.614%, pfd.	Automobiles	76	5,485
f	Hyundai Motor Co., 3.515%, pfd., 2	Automobiles	110	8,296
f	LG Chem Ltd., 0.640%, pfd.	Chemicals	24	6,577
f	LG Electronics Inc., 2.356%, pfd.	Household Durables	66	1,916
f	LG Household & Health Care Ltd., 1.561%, pfd.	Personal Products	6	3,632
f	Samsung Electronics Co. Ltd., 2.105%, pfd.	Technology Hardware, Storage & Peripherals	2,628	113,479
f	Samsung Fire & Marine Insurance Co. Ltd., 6.141%, pfd.	Insurance	8	948

	Total Preferred Stocks (Cost $128,668)			142,355

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Warrants (Cost $—) 0.0%†
	Thailand 0.0%†
a	Minor International PCL, wts., 7/31/23	Hotels, Restaurants & Leisure	582	$137

	Total Investments before Short Term Investments (Cost $18,330,728)			18,929,612

	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
g,h	Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	11,650	11,650

	Total Investments (Cost $18,342,378) 99.9%			18,941,262
	Other Assets, less Liabilities 0.1%			9,485

	Net Assets 100.0%			$18,950,747

See Abbreviations on page 331.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $148,619, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $591,309, representing 3.1% of net assets.

dA portion or all of the security is on loan at September 30, 2020. See Note 1(d).

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.38		$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	0.31		1.07	1.29	0.52

Net realized and unrealized gains (losses)	5.82		(7.18)	(0.37)	(1.03)

Total from investment operations	6.13		(6.11)	0.92	(0.51)

Less distributions from net investment income	(0.32)		(1.14)	(0.96)	(0.05)

Net asset value, end of period	$23.19		$17.38	$24.63	$24.67

Total return[d]	35.32%		(26.23)%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	2.82%		4.28%	5.30%	4.96%

Supplemental data

Net assets, end of period (000’s)	$13,914		$7,820	$7,389	$2,467

Portfolio turnover rate[f]	5.09%	[g]	8.16% [g]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.09%	8.16%	—%	—%

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FRANKLIN FTSE AUSTRALIA ETF

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Australia ETF

		Industry		Shares	Value

	Common Stocks 99.8%
	Australia 97.3%
	Adbri Ltd.	Construction Materials		6,084	$12,428
a	Afterpay Ltd.	IT Services		2,940	168,558
	AGL Energy Ltd.	Multi-Utilities		8,568	83,642
	ALS Ltd.	Professional Services		6,540	43,172
	Altium Ltd.	Software		1,476	38,001
	Alumina Ltd.	Metals & Mining		34,080	33,587
	AMP Ltd.	Diversified Financial Services		46,812	43,786
	Ampol Ltd.	Oil, Gas & Consumable Fuels		3,396	58,296
	Ansell Ltd.	Health Care Equipment & Supplies		1,752	46,588
	Apa Group	Gas Utilities		16,080	119,057
	Appen Ltd.	IT Services		1,476	36,054
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		8,688	186,627
	Atlas Arteria Ltd.	Transportation Infrastructure		12,984	56,489
	Aurizon Holdings Ltd.	Road & Rail		25,056	76,325
	AusNet Services	Electric Utilities		24,708	33,294
	Australia & New Zealand Banking Group Ltd.	Banks		38,628	476,763
	Australian Stock Exchange Ltd.	Capital Markets		2,640	153,308
	Bank of Queensland Ltd.	Banks		6,120	25,135
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		23,736	22,457
	Bendigo & Adelaide Bank Ltd.	Banks		7,140	30,910
	BHP Group Ltd.	Metals & Mining		40,116	1,023,612
	Bluescope Steel Ltd.	Metals & Mining		6,840	62,263
	Boral Ltd.	Construction Materials		16,620	54,320
	Brambles Ltd.	Commercial Services & Supplies		20,496	154,103
	carsales.com Ltd.	Interactive Media & Services		2,916	43,201
	Challenger Ltd.	Diversified Financial Services		9,132	25,069
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	6,324	56,342
a	Cimic Group Ltd.	Construction & Engineering		1,320	17,550
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		18,432	27,611
	Coca-Cola Amatil Ltd.	Beverages		6,972	47,473
	Cochlear Ltd.	Health Care Equipment & Supplies		876	124,319
	Coles Group Ltd.	Food & Staples Retailing		17,268	210,406
	Commonwealth Bank of Australia	Banks		24,108	1,099,143
	Computershare Ltd.	IT Services		6,552	57,387
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		4,704	29,636
	CSL Ltd.	Biotechnology		6,168	1,268,802
	CSR Ltd.	Construction Materials		6,660	20,383
	Dexus	Equity Real Estate Investment Trusts (REITs	)	14,868	94,737
	Domain Holdings Australia Ltd.	Interactive Media & Services		3,252	8,624
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		840	47,696
	Downer EDI Ltd.	Commercial Services & Supplies		9,468	29,859
	Evolution Mining Ltd.	Metals & Mining		21,840	90,009
a	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		1,980	19,542
	Fortescue Metals Group Ltd.	Metals & Mining		21,648	252,914
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	24,432	314,159
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	26,544	74,199
	Harvey Norman Holdings Ltd.	Multiline Retail		7,968	25,871
	IDP Education Ltd.	Diversified Consumer Services		1,908	25,997
	Iluka Resources Ltd.	Metals & Mining		5,808	37,549
	Incitec Pivot Ltd.	Chemicals		26,364	38,360
	Insurance Australia Group Ltd.	Insurance		31,464	98,777
	IOOF Holdings Ltd.	Capital Markets		8,604	18,994
	James Hardie Industries PLC, CDI	Construction Materials		6,024	143,089
	JB Hi-Fi Ltd.	Specialty Retail		1,536	51,810
	Lendlease Corp. Ltd.	Real Estate Management & Development		9,360	73,998
	Macquarie Group Ltd.	Capital Markets		4,452	381,544
	Magellan Financial Group Ltd.	Capital Markets		1,860	75,510

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FRANKLIN FTSE AUSTRALIA ETF

STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Medibank Pvt Ltd.	Insurance		37,524	$67,507
	Metcash Ltd.	Food & Staples Retailing		13,728	27,157
	Mineral Resources Ltd.	Metals & Mining		1,896	33,852
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	53,568	83,701
	National Australia Bank Ltd.	Banks		44,796	569,909
	Newcrest Mining Ltd.	Metals & Mining		10,992	246,125
a	NEXTDC Ltd.	IT Services		6,156	54,183
	Northern Star Resources Ltd.	Metals & Mining		9,744	95,262
a	Nufarm Ltd.	Chemicals		4,248	11,722
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		28,260	53,474
	Orica Ltd.	Chemicals		5,520	61,048
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		23,928	73,747
	Orora Ltd.	Containers & Packaging		13,478	23,185
	OZ Minerals Ltd.	Metals & Mining		4,320	43,380
	Perpetual Ltd.	Capital Markets		696	13,953
	Platinum Asset Management Ltd.	Capital Markets		4,236	9,321
a	Qantas Airways Ltd.	Airlines		10,176	29,539
	QBE Insurance Group Ltd.	Insurance		19,824	122,338
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		19,776	35,578
	Ramsay Health Care Ltd.	Health Care Providers & Services		2,376	112,534
	REA Group Ltd.	Interactive Media & Services		684	53,914
	Rio Tinto Ltd.	Metals & Mining		5,052	341,535
	Santos Ltd.	Oil, Gas & Consumable Fuels		24,096	84,282
a	Saracen Mineral Holdings Ltd.	Metals & Mining		14,940	55,362
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	70,644	111,395
	Seek Ltd.	Interactive Media & Services		4,740	72,331
	Seven Group Holdings Ltd.	Trading Companies & Distributors		1,824	23,428
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	14,628	22,437
	Sonic Healthcare Ltd.	Health Care Providers & Services		6,468	153,728
	South32 Ltd.	Metals & Mining		66,000	96,503
	Stockland	Equity Real Estate Investment Trusts (REITs	)	32,460	87,944
	Suncorp-Metway Ltd.	Insurance		17,424	105,529
	Sydney Airport	Transportation Infrastructure		18,012	75,653
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		28,284	67,710
	Telstra Corp. Ltd.	Diversified Telecommunication Services		56,700	112,978
	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		11,472	25,161
a	TPG Telecom Ltd.	Diversified Telecommunication Services		5,064	26,496
	Transurban Group	Transportation Infrastructure		37,224	376,459
	Treasury Wine Estates Ltd.	Beverages		9,816	62,898
a	Tuas Ltd.	Diversified Telecommunication Services		2,532	971
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	51,060	50,321
a	Vocus Group Ltd.	Diversified Telecommunication Services		7,992	20,393
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		1,224	20,625
	Wesfarmers Ltd.	Multiline Retail		15,408	490,560
	Westpac Banking Corp.	Banks		49,176	593,558
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		12,108	9,069
	Wisetech Global Ltd.	Software		1,152	21,295
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		12,960	163,302
	Woolworths Group Ltd.	Food & Staples Retailing		17,196	449,008
	Worley Ltd.	Energy Equipment & Services		4,368	29,899

					13,541,594

	New Zealand 0.7%
a	Xero Ltd.	Software		1,272	91,855

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STATEMENT OF INVESTMENTS

	Industry	Shares	Value
Common Stocks (continued)
United States 1.8%
Amcor PLC, IDR	Containers & Packaging	21,312	$234,171
Sims Ltd.	Metals & Mining	2,304	12,518

			246,689

Total Investments (Cost $14,634,853) 99.8%			13,880,138
Other Assets, less Liabilities 0.2%			34,252

Net Assets 100.0%			$13,914,390

See Abrreviations on page 331.

aNon-income producing.

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Franklin FTSE Australia ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.46		$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.17		1.07	0.80	0.50

Net realized and unrealized gains (losses)	2.63		(11.33)	(2.07)	3.11

Total from investment operations	2.80		(10.26)	(1.27)	3.61

Less distributions from net investment income	(0.26)		(1.00)	(0.88)	(0.11)

Net asset value, end of period	$17.00		$14.46	$25.72	$27.87

Total return[d]	19.16%		(41.69)%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%		0.23%	0.19%	0.19%

Net investment income	1.98%		4.26%	3.37%	4.53%

Supplemental data

Net assets, end of period (000’s)	$88,400		$102,700	$20,579	$44,593

Portfolio turnover rate[f]	5.01%	[g]	36.07% [g]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.01%	17.47%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 73.5%
	Brazil 72.3%
a	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	36,400	$153,183
	Ambev SA	Beverages	1,227,220	2,730,325
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	109,200	396,971
a	Azul SA	Airlines	78,000	337,383
a	B2W Cia Digital	Internet & Direct Marketing Retail	58,679	936,749
	B3 SA – Brasil Bolsa Balcao	Capital Markets	577,200	5,633,293
	Banco Bradesco SA	Banks	353,600	1,130,476
	Banco BTG Pactual SA	Capital Markets	70,000	904,736
	Banco do Brasil SA	Banks	239,204	1,257,036
	Banco Inter SA	Banks	31,200	93,825
	Banco Santander Brasil SA	Banks	104,000	515,899
	BB Seguridade Participacoes SA	Insurance	187,200	806,065
a	BR Malls Paricipacoes SA	Real Estate Management & Development	218,400	324,707
a	BRF SA	Food Products	176,800	576,530
	CCR SA	Transportation Infrastructure	317,200	713,024
	Centrais Eletricas Brasileiras SA	Electric Utilities	114,400	615,389
	Cia Brasileira de Distribuicao	Food & Staples Retailing	46,877	580,011
	Cia de Saneamento do Parana	Water Utilities	68,800	310,527
	Cia Siderurgica Nacional SA	Metals & Mining	182,000	532,782
	Cielo SA	IT Services	317,200	221,167
	Cogna Educacao	Diversified Consumer Services	525,200	482,668
	Companhia de Locacao das Americas	Road & Rail	93,600	394,397
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	96,100	797,928
	Companhia Energetica de Minas Gerais	Electric Utilities	54,138	102,773
	Companhia Paranaense de Energia-Copel	Electric Utilities	5,200	53,324
a	Cosan Logistica SA	Road & Rail	36,400	114,306
	Cosan SA	Oil, Gas & Consumable Fuels	42,700	517,647
	CPFL Energia SA	Electric Utilities	52,000	254,259
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	78,000	321,607
	Duratex SA	Paper & Forest Products	83,200	264,666
	EDP-Energias do Brasil SA	Electric Utilities	83,200	256,990
a	Embraer SA	Aerospace & Defense	208,000	230,273
	Energisa SA	Electric Utilities	41,680	304,071
a	Eneva SA	Independent Power and Renewable Electricity Producers	46,800	399,379
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	46,800	335,030
	Equatorial Energia SA	Electric Utilities	254,800	957,458
	EZ Tec Empreendimentos e Participacoes SA	Household Durables	26,000	162,556
	Fleury SA	Health Care Providers & Services	67,600	317,584
	Grendene SA	Textiles, Apparel & Luxury Goods	78,000	106,141
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	26,000	64,303
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	60,900	671,402
	Hypera SA	Pharmaceuticals	114,400	605,241
	IRB Brasil Resseguros SA	Insurance	320,033	425,276
	Itau Unibanco Holding SA	Banks	124,800	473,387
	Klabin SA	Containers & Packaging	83,200	351,313
	Localiza Rent a Car SA	Road & Rail	156,040	1,568,858
	Lojas Americanas SA	Multiline Retail	78,081	338,010
	Lojas Renner SA	Multiline Retail	224,230	1,577,362
	M Dias Branco SA	Food Products	26,000	157,574
	Magazine Luiza SA	Multiline Retail	187,240	2,963,179

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STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	78,000	$268,882
	Natura & Co Holding SA	Personal Products	213,216	1,934,149
	Neoenergia SA	Electric Utilities	67,600	203,647
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	130,000	1,500,554
	Odontoprev SA	Health Care Providers & Services	72,800	154,991
	Petrobras Distribuidora SA	Specialty Retail	202,800	724,999
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,045,240	3,666,207
	Porto Seguro SA	Insurance	26,000	222,569
	Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	67,600	407,654
	Raia Drogasil SA	Food & Staples Retailing	325,115	1,350,885
a	Rumo SA	Road & Rail	353,660	1,195,923
	Sao Martinho SA	Food Products	46,800	180,841
	Sul America SA	Insurance	78,000	548,420
a	Suzano SA	Paper & Forest Products	161,772	1,307,333
	Telefonica Brasil SA	Diversified Telecommunication Services	7,800	61,042
	TIM Participacoes SA	Wireless Telecommunication Services	228,800	530,144
	Totvs SA	Software	135,200	650,040
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	62,400	309,540
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	218,400	746,670
	Vale SA	Metals & Mining	930,800	9,761,390
a	Via Varejo SA	Specialty Retail	327,600	1,008,411
	WEG SA	Electrical Equipment	209,300	2,439,658
	YDUQS Participacoes SA	Diversified Consumer Services	83,200	404,601

				63,917,590

	United States 1.2%
	JBS SA	Food Products	280,800	1,029,751

	Total Common Stocks (Cost $94,464,419)			64,947,341

	Preferred Stocks 25.4%
	Brazil 25.4%
d	Alpargatas SA, 0.144%, pfd.	Textiles, Apparel & Luxury Goods	46,800	317,178
d	Banco Bradesco SA, 8.892%, pfd.	Banks	1,201,238	4,136,652
d	Banco do Estado do Rio Grande do Sul SA, 5.767%, pfd., B	Banks	57,200	121,068
a	Banco Inter SA, pfd.	Banks	67,600	223,916
d	Bradespar SA, 1.780%, pfd.	Metals & Mining	62,400	496,968
d	Braskem SA, 4.036%, pfd., A	Chemicals	52,000	191,802
a	Centrais Eletricas Brasileiras SA, 5.733%, pfd., B	Electric Utilities	78,000	431,623
d	Cia de Transmissao de Energia Eletrica Paulista, 6.095%, pfd.	Electric Utilities	52,000	201,027
d	Cia Energetica de Sao Paulo, 6.549%, pfd., B	Independent Power and Renewable Electricity Producers	52,000	260,625
d	Companhia Energetica de Minas Gerais, 5.762%, pfd.	Electric Utilities	286,080	512,629
d	Companhia Paranaense de Energia, 3.978%, pfd., B	Electric Utilities	30,100	331,148
d	Gerdau SA, 0.673%, pfd.	Metals & Mining	301,600	1,112,984
d	Itau Unibanco Holding SA, 5.676%, pfd.	Banks	1,357,200	5,417,772
d	Itausa SA, 3.443%, pfd.	Banks	1,268,860	1,981,029
d	Lojas Americanas SA, 0.641%, pfd.	Multiline Retail	223,669	1,126,589

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Petroleo Brasileiro SA, 3.182%, pfd.	Oil, Gas & Consumable Fuels	1,289,640	$4,486,838
d	Telefonica Brasil SA, 7.759%, pfd.	Diversified Telecommunication Services	117,000	901,301
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.429%, pfd., A	Metals & Mining	114,400	203,574

	Total Preferred Stocks (Cost $43,802,382)			22,454,723

	Total Investments (Cost $138,266,801) 98.9%			87,402,064
	Other Assets, less Liabilities 1.1%			997,457

	Net Assets 100.0%			$88,399,521

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $671,402, representing 0.8% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $671,402, representing 0.8% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Mini Bovespa Index	Long	305	$1,023,593	10/14/20	$(57,168)

*As of period end.

See Abbreviations on page 331.

See Note 8 regarding other derivative information.

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Franklin FTSE Brazil ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.50	$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.33	0.69	0.67	0.24

Net realized and unrealized gains (losses)	4.86	(4.72)	0.33	(1.25)

Total from investment operations	5.19	(4.03)	1.00	(1.01)

Less distributions from net investment income	(0.26)	(0.60)	(0.64)	(0.02)

Net asset value, end of period	$24.43	$19.50	$24.13	$23.77

Total return[d]	26.72%	(17.25)%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	2.87%	2.73%	2.79%	2.39%

Supplemental data

Net assets, end of period (000’s)	$6,108	$4,876	$4,827	$2,377

Portfolio turnover rate[f]	2.30%[g]	4.57%[g]	6.95%	1.26%

a For the period November 2, 2017 (commencement of operations) to March 31, 2018.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

e Ratios are annualized for periods less than one year.

f Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.30%	4.57%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Canada ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Canada 97.3%
	Agnico Eagle Mines Ltd.	Metals & Mining	1,180	$93,720
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	4,085	141,809
	Bank of Montreal	Banks	3,135	182,690
	Barrick Gold Corp.	Metals & Mining	8,655	242,334
	BCE Inc.	Diversified Telecommunication Services	1,475	60,977
	Brookfield Asset Management Inc., A	Capital Markets	6,805	224,464
	Canadian Imperial Bank of Commerce	Banks	2,180	162,437
	Canadian National Railway Co.	Road & Rail	3,485	369,985
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	5,660	90,424
	Canadian Pacific Railway Ltd.	Road & Rail	665	201,653
	Canadian Tire Corp. Ltd., A	Multiline Retail	280	28,114
	Canadian Utilities Ltd., A	Multi-Utilities	605	14,385
a	Canopy Growth Corp.	Pharmaceuticals	1,120	16,007
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	4,995	19,408
a	CGI Inc., A	IT Services	1,125	76,120
	Constellation Software Inc.	Software	93	103,018
	Dollarama Inc.	Multiline Retail	1,415	54,068
	Enbridge Inc.	Oil, Gas & Consumable Fuels	9,915	288,747
	Fairfax Financial Holdings Ltd.	Insurance	135	39,628
	Fortis Inc.	Electric Utilities	2,265	92,313
	Franco-Nevada Corp.	Metals & Mining	915	127,460
	George Weston Ltd.	Food & Staples Retailing	355	26,021
	Great-West Lifeco Inc.	Insurance	1,320	25,713
	Hydro One Ltd.	Electric Utilities	1,545	32,641
	IGM Financial Inc.	Capital Markets	395	9,028
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	1,090	13,007
	Intact Financial Corp.	Insurance	700	74,719
	Loblaw Cos. Ltd.	Food & Staples Retailing	820	42,806
	Magna International Inc.	Auto Components	1,350	61,580
	Manulife Financial Corp.	Insurance	9,490	131,578
	Metro Inc., A	Food & Staples Retailing	1,230	58,832
	National Bank of Canada	Banks	1,645	81,453
	Nutrien Ltd.	Chemicals	2,785	108,856
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	2,690	56,911
	Power Corp. of Canada	Insurance	2,670	52,151
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,425	81,590
	Rogers Communications Inc., B	Wireless Telecommunication Services	1,715	67,817
	Royal Bank of Canada	Banks	6,980	488,535
	Saputo Inc.	Food Products	1,145	28,630
	Shaw Communications Inc., B	Media	2,240	40,750
a	Shopify Inc., A	IT Services	529	539,273
	Sun Life Financial Inc.	Insurance	2,865	116,380
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels	7,475	90,993
	TC Energy Corp.	Oil, Gas & Consumable Fuels	4,605	192,715
	Teck Resources Ltd., B	Metals & Mining	2,260	31,369
	TELUS Corp.	Diversified Telecommunication Services	2,075	36,397
	The Bank of Nova Scotia	Banks	5,920	245,177
	The Toronto-Dominion Bank	Banks	8,860	408,923
	Thomson Reuters Corp.	Professional Services	825	65,629
	Wheaton Precious Metals Corp.	Metals & Mining	2,195	107,355

				5,946,590

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

		Industry	Shares	Value
	Common Stocks (continued)
	United States 2.6%
a	Bausch Health Cos. Inc.	Pharmaceuticals	1,520	$23,555
	Waste Connections Inc.	Commercial Services & Supplies	1,290	133,660

				157,215

	Total Investments (Cost $6,324,195) 99.9%			6,103,805
	Other Assets, less Liabilities 0.1%			4,443

	Net Assets 100.0%			$6,108,248

See Abbreviations on page 331.

aNon-income producing.

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Franklin FTSE Canada ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.19		$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.41		0.45	0.40	(0.01)

Net realized and unrealized gains (losses)	6.26		(1.78)	(1.99)	1.05

Total from investment operations	6.67		(1.33)	(1.59)	1.04

Less distributions from net investment income	(0.04)		(0.49)	(0.39)	—	[d]

Net asset value, end of period	$28.82		$22.19	$24.01	$25.99

Total return[e]	30.10%		(5.64)%	(5.94)%	4.17%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	—%		0.19%	—%	—%

Net investment income (loss)	3.11%		1.94%	1.70%	(0.12)%

Supplemental data

Net assets, end of period (000’s)	$57,641		$48,807	$43,220	$31,191

Portfolio turnover rate[g]	9.74%	[h]	32.47% [h]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	9.74%	32.47%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 99.1%
	360 Security Technology Inc., A	Software	2,000	$4,877
a	3SBio Inc.	Biotechnology	25,000	28,129
a	51job Inc., ADR	Professional Services	610	47,574
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	7,500	37,935
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	3,000	18,235
	Agile Group Holdings Ltd.	Real Estate Management & Development	30,000	39,174
	Agricultural Bank of China Ltd., A	Banks	209,000	97,628
	Agricultural Bank of China Ltd., H	Banks	662,000	206,715
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	5,990	45,386
	Air China Ltd., A	Airlines	8,000	8,358
	Air China Ltd., H	Airlines	40,000	26,168
	Aisino Co. Ltd., A	Software	2,000	4,648
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	37,710	11,085,986
a	Alibaba Health Information Technology Ltd.	Health Care Technology	92,000	224,124
a	Aluminum Corp. of China Ltd., A	Metals & Mining	25,000	10,720
a	Aluminum Corp. of China Ltd., H	Metals & Mining	80,000	16,310
	Angang Steel Co. Ltd., H	Metals & Mining	20,000	5,342
	Angel Yeast Co. Ltd., A	Food Products	1,000	8,987
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	2,330	5,566
	Anhui Conch Cement Co. Ltd., A	Construction Materials	6,000	48,857
	Anhui Conch Cement Co. Ltd., H	Construction Materials	25,000	171,935
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	20,000	9,935
	Anhui Gujing Distillery Co. Ltd., A	Beverages	1,000	31,944
	Anhui Gujing Distillery Co. Ltd., B	Beverages	3,000	33,298
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	26,000	268,723
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	7,765
	Autohome Inc., ADR	Interactive Media & Services	1,220	117,120
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	1,000	8,427
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	4,000	13,569
	Avic Capital Co. Ltd., A	Diversified Financial Services	13,000	8,410
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	6,000	10,141
	Avic Heavy Machinery Co. Ltd., A	Machinery	2,000	4,117
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	13,645
	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	2,000	16,884
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	60,000	34,142
	AVICOPTER Plc, A	Aerospace & Defense	1,000	8,253
	BAIC Motor Corp. Ltd., H	Automobiles	50,000	20,323
a	Baidu Inc., ADR	Interactive Media & Services	5,840	739,286
	Bank of Beijing Co. Ltd., A	Banks	32,000	22,068
	Bank of Changsha Co. Ltd., A	Banks	5,000	6,498
	Bank of China Ltd., A	Banks	114,000	53,755
	Bank of China Ltd., H	Banks	1,640,000	507,871
	Bank of Communications Co. Ltd., A	Banks	58,000	38,802
	Bank of Communications Co. Ltd., H	Banks	160,000	76,800
	Bank of Hangzhou Co. Ltd.	Banks	9,000	15,623
	Bank of Jiangsu Co. Ltd., A	Banks	5,000	4,480
	Bank of Nanjing Co. Ltd., A	Banks	15,000	17,440
	Bank of Ningbo Co. Ltd., A	Banks	9,000	41,749
	Bank of Shanghai Co. Ltd., A	Banks	22,000	26,388
	Bank of Xi’an Co. Ltd., A	Banks	3,000	2,321
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	27,000	19,853
	BBMG Corp., A	Construction Materials	15,000	6,786
	BBMG Corp., H	Construction Materials	50,000	9,226
	Beijing Capital Co. Ltd., A	Water Utilities	10,000	4,273
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	3,000	2,957
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	40,000	24,000
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	7,000	9,232

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Beijing E-Hualu Information Technology Co. Ltd., A	Software	1,000	$5,135
	Beijing Enlight Media Co. Ltd.	Entertainment	4,000	9,820
	Beijing Enterprises Holdings Ltd.	Gas Utilities	10,000	30,000
	Beijing Enterprises Water Group Ltd.	Water Utilities	120,000	46,452
a	Beijing Jetsen Technology Co. Ltd.	Software	5,000	4,318
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	40,000	10,168
	Beijing Kunlun Tech Co. Ltd.	Entertainment	2,000	7,677
	Beijing New Building Materials PLC	Building Products	2,000	9,107
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	20,000	3,742
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	2,000	3,855
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	3,000	23,827
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	5,000	6,410
	Beijing Shiji Information Technology Co. Ltd.	Software	2,000	11,287
a	Beijing Shougang Co. Ltd.	Metals & Mining	8,000	4,303
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	1,000	8,865
	Beijing Sinnet Technology Co. Ltd., A	IT Services	2,200	7,249
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	1,400	8,200
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	2,000	7,951
a	Beijing Ultrapower Software Co. Ltd.	IT Services	3,000	2,453
	Beijing Yanjing Brewery Co. Ltd.	Beverages	4,000	4,969
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	1,353
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	14,000	12,068
a	Bilibili Inc., ADR	Entertainment	3,030	126,048
a	Bluefocus Intelligent Communications Group Co. Ltd.	Media	4,000	4,320
	Bluestar Adisseo Co., A	Chemicals	2,000	3,763
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	21,000	8,156
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	52,000	37,623
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	60,000	18,581
	Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	1,000	5,931
	Brilliance China Automotive Holdings Ltd.	Automobiles	60,000	56,284
	By-health Co. Ltd., A	Personal Products	3,000	9,288
	BYD Co. Ltd.	Automobiles	3,000	51,386
	BYD Co. Ltd., H	Automobiles	15,000	234,968
	BYD Electronic International Co. Ltd.	Communications Equipment	15,000	75,387
	C&S Paper Co. Ltd., A	Household Products	2,000	6,319
	Caitong Securities Co. Ltd., A	Capital Markets	2,000	4,214
a,b,c	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	1,600	33,941
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	4,000	2,729
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	5,000	2,041
	Central China Securities Co. Ltd., A	Capital Markets	7,000	5,560
	Central China Securities Co. Ltd., H	Capital Markets	20,000	3,639
	Centre Testing International Group Co. Ltd., A	Professional Services	3,000	10,800
	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	10,000	4,229
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	240,000	49,239
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	700	38,128
	Changjiang Securities Co. Ltd.	Capital Markets	8,000	9,454

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Changsha Jingjia Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	$9,303
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A	Auto Components	1,000	22,064
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	8,508
	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	3,000	3,112
	China Aoyuan Group Ltd.	Real Estate Management & Development	30,000	30,619
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	2,000	5,022
	China Baoan Group Co. Ltd.	Industrial Conglomerates	5,000	5,157
a	China Biologic Products Holdings Inc.	Biotechnology	490	54,459
	China Cinda Asset Management Co. Ltd., H	Capital Markets	180,000	33,677
	China CITIC Bank Corp. Ltd., A	Banks	14,000	10,418
	China CITIC Bank Corp. Ltd., H	Banks	200,000	77,161
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	10,000	5,791
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	50,000	12,194
	China Communications Construction Co. Ltd., A	Construction & Engineering	7,000	7,664
	China Communications Construction Co. Ltd., H	Construction & Engineering	90,000	47,032
	China Communications Services Corp. Ltd.	Construction & Engineering	60,000	35,148
	China Conch Venture Holdings Ltd.	Construction & Engineering	35,000	162,129
	China Construction Bank Corp., A	Banks	13,000	11,781
	China Construction Bank Corp., H	Banks	2,010,000	1,301,961
a	China COSCO Holdings Co. Ltd., A	Marine	18,000	15,198
a	China CSSC Holdings Ltd., A	Machinery	3,000	8,161
b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	10,000	21,652
	China Eastern Airlines Corp. Ltd., A	Airlines	15,000	10,919
	China Eastern Airlines Corp. Ltd., H	Airlines	40,000	17,084
	China Enterprise Co. Ltd., A	Real Estate Management & Development	11,000	6,322
	China Everbright Bank Co. Ltd., A	Banks	57,000	30,657
	China Everbright Bank Co. Ltd., H	Banks	70,000	22,039
	China Everbright Environment Group Ltd.	Commercial Services & Supplies	80,000	45,419
	China Everbright Ltd.	Capital Markets	20,000	26,684
	China Evergrande Group	Real Estate Management & Development	40,000	101,677
b,c	China Feihe Ltd., 144A, Reg S	Food Products	55,000	127,600
	China Film Co. Ltd., A	Entertainment	3,000	6,229
	China Foods Ltd.	Food Products	20,000	6,529
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	5,200	11,624
	China Galaxy Securities Co. Ltd., A	Capital Markets	3,000	5,610
	China Galaxy Securities Co. Ltd., H	Capital Markets	80,000	44,903
	China Gas Holdings Ltd.	Gas Utilities	56,000	158,968
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	8,000	7,002
	China Great Wall Securities Co. Ltd., A	Capital Markets	3,000	5,769
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	9,454
	China Hongqiao Group Ltd.	Metals & Mining	60,000	37,394
	China Huarong Asset Management Co. Ltd., H	Capital Markets	230,000	24,335
a	China International Capital Corp. Ltd., H	Capital Markets	24,000	55,308
	China International Marine Containers (Group) Co. Ltd., H	Machinery	10,000	10,800
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	140,000	77,135
	China Jushi Co. Ltd., A	Construction Materials	5,000	10,639
	China Lesso Group Holdings Ltd.	Building Products	20,000	35,923
	China Life Insurance Co. Ltd., A	Insurance	8,000	52,376
	China Life Insurance Co. Ltd., H	Insurance	160,000	357,987
a	China Literature Ltd.	Media	4,000	29,910
d	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	3,550	153,502

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	70,000	$43,716
	China Machinery Engineering Corp., H	Construction & Engineering	20,000	4,103
	China Medical System Holdings Ltd.	Pharmaceuticals	30,000	33,019
	China Meheco Co. Ltd., A	Trading Companies & Distributors	2,000	4,341
	China Mengniu Dairy Co. Ltd.	Food Products	55,000	257,613
	China Merchants Bank Co. Ltd., A	Banks	31,000	164,449
	China Merchants Bank Co. Ltd., H	Banks	80,000	377,290
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	11,000	9,336
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	30,000	30,503
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	2,000	7,766
a	China Merchants Securities Co. Ltd.	Capital Markets	26,000	30,865
a	China Merchants Securities Co. Ltd., A	Capital Markets	11,400	36,302
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	11,000	24,557
	China Minsheng Banking Corp. Ltd., A	Banks	54,000	42,173
	China Minsheng Banking Corp. Ltd., H	Banks	135,000	70,723
	China Mobile Ltd.	Wireless Telecommunication Services	115,040	734,029
	China Molybdenum Co. Ltd., A	Metals & Mining	16,000	8,771
	China Molybdenum Co. Ltd., H	Metals & Mining	90,000	31,819
	China National Accord Medicines Corp. Ltd.	Health Care Providers & Services	1,000	6,808
	China National Building Material Co. Ltd., H	Construction Materials	80,000	100,955
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	8,000	6,342
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	1,000	6,422
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	21,000	13,585
	China National Software & Service Co. Ltd., A	Software	800	9,788
a	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	6,000	9,496
	China Oilfield Services Ltd., A	Energy Equipment & Services	3,000	5,124
	China Oilfield Services Ltd., H	Energy Equipment & Services	40,000	27,768
	China Orient Securities Co. Ltd., A	Capital Markets	9,000	14,628
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	84,500	211,523
	China Pacific Insurance Group Co. Ltd., A	Insurance	10,000	45,990
	China Pacific Insurance Group Co. Ltd., H	Insurance	54,000	152,594
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	52,000	29,960
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	540,000	216,697
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	100,000	18,452
	China Railway Construction Corp. Ltd., A	Construction & Engineering	18,000	21,988
	China Railway Construction Corp. Ltd., H	Construction & Engineering	40,000	27,510
	China Railway Group Ltd., A	Construction & Engineering	30,000	23,827
	China Railway Group Ltd., H	Construction & Engineering	80,000	37,574
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	30,000	9,832
	China Reinsurance Group Corp., H	Insurance	130,000	11,910
	China Resources Beer Holdings Co. Ltd.	Beverages	34,000	207,948
	China Resources Cement Holdings Ltd.	Construction Materials	50,000	68,258
	China Resources Gas Group Ltd.	Gas Utilities	20,000	89,290
	China Resources Land Ltd.	Real Estate Management & Development	61,000	274,697
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	20,542

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	39,000	$43,026
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	7,539
	China Satellite Communications Co. Ltd., A	Media	2,000	5,714
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	11,000	26,696
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	75,000	134,516
a	China Shipbuilding Industry Co. Ltd., A	Machinery	37,000	23,662
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	16,000	4,904
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	6,000	6,251
	China South Publishing & Media Group Co. Ltd., A	Media	3,000	4,801
a	China Southern Airlines Co. Ltd., A	Airlines	16,000	13,675
a	China Southern Airlines Co. Ltd., H	Airlines	40,000	21,574
	China Spacesat Co. Ltd., A	Aerospace & Defense	2,000	9,799
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	65,000	48,657
	China State Construction International Holdings Ltd.	Construction & Engineering	40,000	26,065
	China Taiping Insurance Holdings Co. Ltd.	Insurance	32,000	48,640
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	300,000	89,806
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	3,000	98,554
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,000,000	172,903
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	60,000	25,084
	China TransInfo Technology Co. Ltd.	IT Services	1,000	3,237
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	120,000	78,194
	China United Network Communications Ltd., A	Wireless Telecommunication Services	39,000	27,872
	China Vanke Co. Ltd., A	Real Estate Management & Development	15,000	61,934
	China Vanke Co. Ltd., H	Real Estate Management & Development	41,000	125,116
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	21,000	59,197
	China Zheshang Bank Co. Ltd., A	Banks	9,000	5,597
a	China Zhongwang Holdings Ltd.	Metals & Mining	32,000	5,409
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	3,000	5,159
	Chongqing Brewery Co. Ltd., A	Beverages	1,000	15,206
a	Chongqing Changan Automobile Co. Ltd.	Automobiles	6,000	11,874
a	Chongqing Changan Automobile Co. Ltd., B	Automobiles	15,000	8,516
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	1,000	6,935
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	6,000	4,412
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	50,000	18,387
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	2,000	41,056
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	80,000	58,839
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	4,000	2,617

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Citic Pacific Ltd.	Industrial Conglomerates	110,000	$80,761
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	7,880	19,182
	CITIC Securities Co. Ltd., A	Capital Markets	16,000	70,801
	CITIC Securities Co. Ltd., H	Capital Markets	50,000	111,097
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	5,000	1,724
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	340,000	326,839
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	1,200	36,992
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	90,000	9,058
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	13,213
a	COSCO Shipping Holdings Co. Ltd.	Marine	55,000	26,897
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	40,000	22,813
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	160,000	195,716
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	27,000	173,671
	CRRC Corp. Ltd., A	Machinery	38,000	30,741
	CRRC Corp. Ltd., H	Machinery	80,000	31,794
	CSC Financial Co. Ltd., A	Capital Markets	2,000	14,683
	CSC Financial Co. Ltd., H	Capital Markets	20,000	27,974
	CSG Holding Co. Ltd.	Construction Materials	29,000	8,644
	CSG Holding Co. Ltd.	Construction Materials	1,000	828
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	114,800	222,194
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	1,000	4,379
a	CSSC Offshore and Marine Engineering Group Co., Ltd.	Machinery	6,000	6,387
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	1,100	5,675
	Dali Foods Group Co. Ltd.	Food Products	45,000	27,465
	Daqin Railway Co. Ltd., A	Road & Rail	23,000	21,589
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	12,000	4,014
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	60,000	7,510
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	2,040	11,339
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	21,000	6,951
	DHC Software Co. Ltd.	IT Services	5,000	7,508
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,000	5,846
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	1,000	5,851
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	4,000	5,989
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	8,000	5,946
	Dongfeng Motor Group Co. Ltd., H	Automobiles	60,000	37,239
	Dongxing Securities Co. Ltd., A	Capital Markets	3,000	5,672
	East Group Co. Ltd., A	Electrical Equipment	2,000	2,705
	East Money Information Co. Ltd.	Capital Markets	11,880	41,997
	ENN Energy Holdings Ltd.	Gas Utilities	16,000	174,245
	Eve Energy Co. Ltd.	Electrical Equipment	3,000	21,882
	Everbright Securities Co. Ltd., A	Capital Markets	6,000	19,407
	Everbright Securities Co. Ltd., H	Capital Markets	6,000	5,775
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	7,000	6,292
	Far East Horizon Ltd.	Diversified Financial Services	50,000	40,516
a	Faw Jiefang Group Co. Ltd.	Automobiles	4,000	7,120

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	2,000	$7,002
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	3,000	2,882
	First Capital Securities Co. Ltd.	Capital Markets	6,000	9,823
	Flat Glass Group Co. Ltd., H	Semiconductors & Semiconductor Equipment	10,000	26,516
	Focus Media Information Technology Co. Ltd.	Media	23,000	27,351
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	2,020	48,250
	Fosun International Ltd.	Industrial Conglomerates	50,000	58,065
a	Founder Securities Co. Ltd., A	Capital Markets	13,000	16,091
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	6,000	12,015
	Fujian Sunner Development Co. Ltd.	Food Products	2,000	6,448
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	3,000	14,319
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	12,000	43,974
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	9,179
	Ganfeng Lithium Co. Ltd.	Metals & Mining	2,000	15,970
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	4,000	19,484
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	10,000	5,570
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	32,000	9,525
a,d	GDS Holdings Ltd., ADR	IT Services	1,950	159,568
	Geely Automobile Holdings Ltd.	Automobiles	110,000	218,581
	GEM Co. Ltd.	Metals & Mining	7,000	4,858
	Gemdale Corp., A	Real Estate Management & Development	7,000	15,008
	Genimous Technology Co. Ltd.	Software	3,000	3,161
a	Genscript Biotech Corp.	Life Sciences Tools & Services	20,000	32,723
	GF Securities Co. Ltd.	Capital Markets	9,000	20,927
	GF Securities Co. Ltd., H	Capital Markets	34,000	42,862
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	820	20,917
a	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	2,000	1,818
	Glodon Co. Ltd.	Software	2,000	21,499
	GoerTek Inc.	Electronic Equipment, Instruments & Components	5,000	29,788
a	GOME Retail Holdings Ltd.	Specialty Retail	240,000	31,587
a	Gosuncn Technology Group Co. Ltd.	Communications Equipment	4,000	2,947
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	7,000	4,786
	Great Wall Motor Co. Ltd., A	Automobiles	5,000	14,087
	Great Wall Motor Co. Ltd., H	Automobiles	65,000	82,445
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	9,000	70,687
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	9,000	8,448
	Greentown China Holdings Ltd.	Real Estate Management & Development	15,000	23,303
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	7,161
a	GSX Techedu Inc., ADR	Diversified Consumer Services	970	87,407
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	14,000	3,848
a	Guangdong Golden Dragon Development Inc.	Capital Markets	1,000	2,169
	Guangdong Haid Group Co. Ltd.	Food Products	2,000	18,075
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	6,000	5,473
	Guangdong Investment Ltd.	Water Utilities	67,300	106,464
	Guangdong Kinlong Hardware Products Co. Ltd., A	Building Products	400	7,621
	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	10,000	16,489
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	1,000	6,101

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guangshen Railway Co. Ltd., H	Road & Rail	40,000	$6,761
	Guangxi Liugong Machinery Co. Ltd.	Machinery	4,000	4,161
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	4,000	5,611
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	60,000	49,935
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	3,000	6,017
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	2,000	8,897
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	6,000	14,973
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	3,000	5,172
	Guangzhou Kingmed Diagnostics Group Co. Ltd., A	Health Care Providers & Services	1,000	15,072
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	24,000	30,844
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,000	14,354
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	1,000	7,618
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	1,000	12,238
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	2,000	5,010
	Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,000	3,722
	Guosen Securities Co. Ltd.	Capital Markets	7,000	13,874
a	Guosheng Financial Holding Inc.	Electrical Equipment	2,000	2,823
	Guotai Junan Securities Co. Ltd.	Capital Markets	16,000	22,173
	Guotai Junan Securities Co. Ltd., A	Capital Markets	11,000	29,565
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	2,000	7,014
	Guoyuan Securities Co. Ltd.	Capital Markets	4,000	7,067
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	17,000	122,290
	Haier Electronics Group Co. Ltd.	Household Durables	30,000	108,387
	Haier Smart Home Co. Ltd., A	Household Durables	10,000	32,153
	Haitian International Holdings Ltd.	Machinery	10,000	23,226
a	Haitong Securities Co. Ltd., A	Capital Markets	15,000	31,276
a	Haitong Securities Co. Ltd., H	Capital Markets	72,000	60,945
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	1,000	4,848
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,000	5,829
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	6,000	4,208
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	14,000	78,620
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,000	9,634
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	1,000	2,610
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	1,000	15,170
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	20,000	97,161
	Harbin Boshi Automation Co. Ltd.	Machinery	2,000	3,666
	Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	14,631
	Hefei Meiya Optoelectronic Technology Inc., A	Machinery	1,000	7,066
	Heilongjiang Agriculture Co. Ltd., A	Food Products	3,000	8,178
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	5,000	38,998
	Hengan International Group Co. Ltd.	Personal Products	16,000	116,129
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	5,619
	Hengli Petrochemical Co. Ltd., A	Chemicals	5,000	13,675
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	400,000	14,968

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	3,000	$6,375
	Hengyi Petrochemical Co. Ltd., A	Chemicals	5,000	7,648
a	Hesteel Co. Ltd.	Metals & Mining	11,000	3,436
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	800	18,846
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	6,000	4,438
	Hongfa Technology Co. Ltd., A	Electrical Equipment	1,000	6,733
	Hongta Securities Co. Ltd., A	Capital Markets	2,000	5,390
	Hopson Development Holdings Ltd.	Real Estate Management & Development	10,000	23,587
a,b	Hua Hong Semiconductor Ltd., Reg S	Semiconductors & Semiconductor Equipment	10,000	38,129
	Huaan Securities Co. Ltd., A	Capital Markets	4,000	5,169
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	11,000	5,770
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	40,000	10,271
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	3,000	10,919
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	6,725
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	4,000	5,717
	Hualan Biological Engineering Inc.	Biotechnology	2,660	22,338
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	11,000	8,769
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	100,000	38,581
	Huapont Life Sciences Co. Ltd.	Chemicals	2,000	1,474
	Huatai Securities Co. Ltd., A	Capital Markets	11,000	33,277
	Huatai Securities Co. Ltd., H	Capital Markets	34,000	55,541
	Huaxi Securities Co. Ltd.	Capital Markets	2,000	3,531
	Huaxia Bank Co. Ltd., A	Banks	24,000	21,679
	Huaxin Cement Co. Ltd., A	Construction Materials	2,000	7,406
	Huaxin Cement Co. Ltd., B	Construction Materials	7,000	15,869
	Huayu Automotive Systems Co. Ltd.	Auto Components	5,000	18,346
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	9,000	7,002
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	8,000	4,374
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,000	10,470
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	2,000	9,496
	Hunan Valin Steel Co. Ltd.	Metals & Mining	10,000	7,427
	Hundsun Technologies Inc., A	Software	1,500	21,792
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	2,000	2,859
a	HyUnion Holding Co. Ltd.	Auto Components	3,000	3,134
	Iflytek Co. Ltd.	Software	3,000	15,150
	Industrial and Commercial Bank of China Ltd.	Banks	114,000	82,649
	Industrial and Commercial Bank of China Ltd., H	Banks	1,690,000	876,619
	Industrial Bank Co. Ltd., A	Banks	31,000	73,682
	Industrial Securities Co. Ltd., A	Capital Markets	10,000	12,201
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	55,000	9,320
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	1,000	1,643
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	9,000	51,059
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	21,000	14,427
a	Innovent Biologics Inc.	Biotechnology	27,500	203,677
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	2,108	9,440
	Intco Medical Technology Co. Ltd., A	Health Care Equipment & Supplies	300	6,666
a,d	Iqiyi Inc., ADR	Entertainment	5,000	112,900

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,000	$10,470
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	1,000	8,886
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	18,880	1,465,277
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	4,000	3,595
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	3,000	4,195
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	30,000	30,194
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	1,480	15,571
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	8,000	105,884
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	2,000	13,091
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	3,000	55,254
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	1,000	4,833
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	6,000	8,108
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	6,000	9,266
	Jiangxi Copper Co. Ltd., A	Metals & Mining	3,000	6,264
	Jiangxi Copper Co. Ltd., H	Metals & Mining	30,000	33,484
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	4,000	10,716
	Jiayuan International Group Ltd.	Real Estate Management & Development	20,000	8,335
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	1,000	2,465
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	3,000	2,621
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	8,000	10,669
b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	20,000	25,187
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	2,000	7,957
	Joincare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	3,000	7,528
a	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	3,000	7,471
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	1,000	9,652
	Joyoung Co. Ltd.	Household Durables	1,000	5,972
	JOYY Inc., ADR	Interactive Media & Services	1,180	95,191
a	KE Holdings Inc., ADR	Real Estate Management & Development	2,300	140,990
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	15,000	49,355
	Kingdee International Software Group Co. Ltd.	Software	45,000	116,129
	Kingfa Sci & Tech Co. Ltd.	Chemicals	4,000	9,272
	Kingsoft Corp. Ltd.	Software	18,000	89,768
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	3,000	9,637
	Kunlun Energy Co. Ltd.	Gas Utilities	72,000	47,195
a	Kunwu Jiuding Investment Holdings Co. Ltd., A	Capital Markets	1,000	3,556
	Kweichow Moutai Co. Ltd., A	Beverages	1,900	467,140
	KWG Group Holdings Ltd.	Real Estate Management & Development	25,000	42,645
	Lakala Payment Co. Ltd., A	IT Services	1,000	5,623
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	4,000	11,884
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	1,000	12,228
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	12,000	14,586
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	14,199
	Leo Group Co. Ltd.	Media	11,000	4,684
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	3,000	14,902
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	3,399
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,000	185,806
	LianChuang Electronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,660	4,241
	Lianhe Chemical Technology Co. Ltd., A	Chemicals	1,000	3,638
	Liaoning Cheng Da Co. Ltd., A	Distributors	2,000	6,861
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	1,000	7,251
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	4,000	18,271
	Logan Group Co. Ltd.	Real Estate Management & Development	20,000	31,535
	Lomon Billions Group Co. Ltd.	Chemicals	3,000	10,296
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	40,000	224,516

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	6,000	$66,319
	Luenmei Quantum Co. Ltd., A	Water Utilities	2,000	3,805
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	10,099	85,018
	Luye Pharma Group Ltd.	Pharmaceuticals	35,000	20,323
	Luzhou Laojiao Co. Ltd., A	Beverages	3,000	63,459
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	21,000	8,262
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	20,000	4,619
	Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	1,000	7,807
	Mango Excellent Media Co. Ltd.	Entertainment	3,030	30,093
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	300	16,701
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	6,000	12,537
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	77,000	2,402,400
	Metallurgical Corp. of China Ltd.	Construction & Engineering	70,000	11,200
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	22,000	8,591
	Momo Inc., ADR	Interactive Media & Services	3,330	45,821
	Muyuan Foods Co. Ltd.	Food Products	5,400	58,883
	NanJi E-Commerce Co. Ltd.	Media	4,000	10,173
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	10,000	4,494
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	1,300	8,584
	Nanjing Securities Co. Ltd., A	Capital Markets	2,000	4,161
a	Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	2,000	6,772
	Nari Technology Development Co. Ltd., A	Electrical Equipment	7,000	20,341
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	800	18,751
	NavInfo Co. Ltd.	Household Durables	3,000	6,498
	NetEase Inc., ADR	Entertainment	1,630	741,112
	New China Life Insurance Co. Ltd., A	Insurance	3,000	27,444
	New China Life Insurance Co. Ltd., H	Insurance	19,000	70,729
	New Hope Liuhe Co. Ltd.	Food Products	6,000	24,491
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	2,900	433,550
	Newland Digital Technology Co. Ltd.	Software	2,000	4,656
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	40,000	50,168
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	1,000	4,200
	Ningbo Joyson Electronic Corp.	Auto Components	2,000	6,528
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	1,000	5,894
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	12,000	6,596
	Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	3,000	4,509
a	NIO Inc., ADR	Automobiles	20,590	436,920
	Northeast Securities Co. Ltd.	Capital Markets	3,000	4,368
	NSFOCUS Information Technology Co. Ltd.	Software	1,000	2,834
	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	8,000	4,975
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	3,000	14,425
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	8,000	5,317
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	8,494
a	OneConnect Financial Technology Co. Ltd., ADR	Software	1,090	23,217
	Orient Securities Co. Ltd. of China, H	Capital Markets	16,000	10,612
	Oriental Pearl Group Co. Ltd., A	Media	6,000	8,567
a	Ourpalm Co. Ltd.	Entertainment	5,000	5,025
	Ovctek China Inc., A	Health Care Equipment & Supplies	1,000	9,168
	People.cn Co. Ltd., A	Media	1,000	2,732
	Perfect World Co. Ltd.	Entertainment	1,500	7,360
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	440,000	128,877
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	15,325
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	3,000	37,316
	PICC Property and Casualty Co. Ltd., H	Insurance	140,000	97,368

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	5,920	$438,968
	Ping An Bank Co. Ltd., A	Banks	29,000	64,826
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	8,000	102,452
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	117,000	1,200,194
	Ping An Insurance Group Co. of China Ltd., A	Insurance	16,000	179,798
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	18,000	42,147
	Poly Property Group Co. Ltd.	Real Estate Management & Development	40,000	11,097
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	3,000	23,265
	Postal Savings Bank of China Co. Ltd., H	Banks	200,000	83,871
	Power Construction Corp. of China Ltd.	Construction & Engineering	18,000	10,000
	Proya Cosmetics Co. Ltd., A	Personal Products	300	6,368
b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	20,000	11,613
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	1,000	2,601
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	13,200	7,852
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	2,200	3,112
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	5,000	5,622
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	4,000	11,058
	SAIC Motor Corp Ltd	Automobiles	15,000	42,284
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,000	25,199
	Sangfor Technologies Inc., A	Software	300	9,361
	Sansteel Minguang Co. Ltd.	Metals & Mining	5,000	4,826
	Sany Heavy Industry Co. Ltd., A	Machinery	13,000	47,680
	SDIC Capital Co. Ltd., A	Capital Markets	5,000	11,273
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	10,000	13,291
	Sealand Securities Co. Ltd.	Capital Markets	6,640	5,215
	Seazen Group Ltd.	Real Estate Management & Development	40,000	33,961
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	3,000	15,455
a,c	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	90,000	210,426
	SF Holding Co. Ltd.	Air Freight & Logistics	4,000	47,861
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	300	13,233
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	11,000	13,599
	Shaanxi International Trust Co. Ltd.	Capital Markets	7,000	3,920
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	17,000	5,923
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	10,000	4,413
	Shandong Denghai Seeds Co. Ltd., A	Food Products	1,000	2,499
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	10,500	25,850
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	5,684	21,358
a	Shandong Himile Mechanical Science & Technology Co. Ltd., A	Machinery	1,000	3,945
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	3,000	10,831
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	22,000	7,391
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	1,000	6,649
	Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	2,000	10,949

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	4,000	$8,311
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	49,700	99,015
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	3,000	1,255
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	4,000	4,886
	Shanghai Bairun Investment Holding Group Co. Ltd., A	Beverages	1,000	9,412
	Shanghai Baosight Software Co. Ltd., A	Software	1,000	10,660
	Shanghai Baosight Software Co. Ltd., B	Software	7,020	24,675
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	12,000	5,464
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	3,000	1,892
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	12,000	8,877
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	60,000	16,181
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	5,000	5,533
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	2,000	3,389
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	3,000	21,710
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	10,000	41,484
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	10,000	13,290
	Shanghai Industrial Urban Development Group Ltd.	Real Estate Management & Development	2,000	191
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	3,000	30,405
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	17,000	10,471
	Shanghai Jahwa United Co. Ltd., A	Personal Products	1,000	5,555
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,000	6,620
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	1,000	6,008
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	4,000	3,856
a,b,c	Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	4,000	24,800
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	2,000	6,581
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	3,000	5,066
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	23,000	19,228
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,000	10,007
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	7,000	8,582
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	3,000	8,978
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,000	33,445
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	45,000	62,265
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	1,000	16,001
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	9,000	10,901
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	11,000	4,136
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	10,000	9,077
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	6,000	4,969

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	3,000	$2,901
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	6,000	7,807
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	2,000	5,591
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	22,000	5,566
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	6,000	5,393
	Shanxi Securities Co. Ltd.	Capital Markets	5,200	6,092
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	1,300	37,966
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	9,000	7,294
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	4,000	13,745
	Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	1,000	17,167
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	33,000	25,821
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	40,000	10,632
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	4,000	4,262
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	4,000	5,034
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	8,000	6,319
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	3,514
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	20,000	17,368
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	4,636
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,000	3,345
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	2,000	3,970
a	Shenzhen Infogem Technologies Co. Ltd., A	Software	1,000	3,404
	Shenzhen Inovance Technology Co. Ltd.	Machinery	3,000	25,596
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	20,000	31,690
	Shenzhen Investment Ltd.	Real Estate Management & Development	80,000	23,329
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	6,083
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	1,000	26,820
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	1,000	2,660
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,400	71,792
a	Shenzhen MTC Co. Ltd.	Household Durables	8,000	7,285
a	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	6,000	3,625
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	11,000	10,990
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,000	5,081
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	500	7,742
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,000	16,065
	Shenzhen YUTO Packaging Technology Co. Ltd., A	Containers & Packaging	1,000	4,679
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	5,000	3,021
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	15,000	252,581

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	$3,351
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	3,974
	Shimao Group Holdings Ltd.	Real Estate Management & Development	30,000	123,871
	Shougang Fushan Resources Group Ltd.	Metals & Mining	80,000	17,135
a	Siasun Robot & Automation Co. Ltd.	Machinery	2,000	4,264
	Sichuan Chuantou Energy Co Ltd	Independent Power and Renewable Electricity Producers	6,000	8,673
	Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	9,000	4,681
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	20,000	4,619
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	6,548
	Sichuan Swellfun Co. Ltd., A	Beverages	1,000	9,504
	Sieyuan Electric Co. Ltd.	Electrical Equipment	1,000	3,507
a	SINA Corp.	Interactive Media & Services	1,220	51,984
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	55,000	11,071
	Sinochem International Corp., A	Trading Companies & Distributors	6,000	4,536
	Sinolink Securities Co. Ltd., A	Capital Markets	5,000	11,265
	Sinoma Science & Technology Co. Ltd.	Chemicals	3,000	8,837
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	30,000	11,071
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	40,000	2,555
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	5,000	2,453
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	80,000	14,555
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	28,000	58,746
	Sinotrans Ltd., A	Air Freight & Logistics	8,000	4,326
	Sinotrans Ltd., H	Air Freight & Logistics	50,000	11,935
	Sinotruk Hong Kong Ltd.	Machinery	15,000	38,439
a	Soho China Ltd.	Real Estate Management & Development	35,000	9,439
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	3,660	9,837
	SooChow Securities Co. Ltd., A	Capital Markets	5,080	7,987
	Southwest Securities Co. Ltd., A	Capital Markets	11,000	8,526
	Spring Airlines Co. Ltd., A	Airlines	1,000	6,631
	STO Express Co. Ltd.	Air Freight & Logistics	2,000	4,441
	Sunac China Holdings Ltd.	Real Estate Management & Development	54,000	210,426
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	2,000	8,102
	Suning.com Co. Ltd.	Specialty Retail	15,000	20,114
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	14,000	213,703
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	2,000	7,984
	Suofeiya Home Collection Co. Ltd.	Household Durables	1,000	3,884
a	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	1,000	3,234
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	7,780
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	3,000	4,275
a	Tahoe Group Co. Ltd.	Real Estate Management & Development	5,000	3,183
	Taiji Computer Corp. Ltd.	IT Services	1,000	4,176
a	TAL Education Group, ADR	Diversified Consumer Services	8,330	633,413
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	3,000	6,856
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	7,000	2,568
	TBEA Co. Ltd., A	Electrical Equipment	8,000	10,350
	TCL Corp.	Household Durables	20,000	18,125
	Tencent Holdings Ltd.	Interactive Media & Services	122,700	8,098,200
a	Tencent Music Entertainment Group, ADR	Entertainment	10,110	149,325

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	The China Pacific Securities Co. Ltd., A	Capital Markets	10,000	$5,997
	The People’s Insurance Co. Group of China Ltd., H	Insurance	180,000	53,187
	Thunder Software Technology Co. Ltd.	Software	1,000	12,696
	Tian Di Science & Technology Co. Ltd., A	Machinery	2,000	896
	Tianfeng Securities Co. Ltd., A	Capital Markets	11,250	10,726
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	6,000	4,801
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	5,000	16,320
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	6,529
a	Tianqi Lithium Corp.	Chemicals	2,480	7,265
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,000	8,075
	Times China Holdings Ltd.	Real Estate Management & Development	20,000	27,665
	Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	6,153	8,130
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	20,000	36,387
a	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,000	6,746
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	4,000	8,022
	Tongkun Group Co. Ltd., A	Chemicals	3,000	6,114
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	20,000	6,572
	Tongwei Co. Ltd., A	Food Products	7,000	27,417
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	500	15,745
	Topsports International Holdings Ltd.	Specialty Retail	30,000	41,419
	TravelSky Technology Ltd., H	IT Services	20,000	42,684
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	10,350	322,299
	Tsingtao Brewery Co. Ltd., A	Beverages	1,000	11,068
	Tsingtao Brewery Co. Ltd., H	Beverages	9,000	73,219
a	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	10,000	4,465
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	17,503
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	1,800	6,745
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	7,521
	Valiant Co. Ltd.	Chemicals	2,000	5,340
	Venustech Group Inc.	Software	1,000	5,088
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	9,180	143,575
	Walvax Biotechnology Co. Ltd.	Biotechnology	2,000	14,995
a	Wanda Film Holding Co. Ltd., A	Entertainment	3,000	7,869
	Wangfujing Group Co. Ltd., A	Multiline Retail	1,000	7,080
	Wangsu Science & Technology Co. Ltd.	IT Services	4,000	4,739
	Wanhua Chemical Group Co. Ltd., A	Chemicals	5,000	51,059
	Wanxiang Qianchao Co. Ltd.	Auto Components	5,000	4,310
a	Weibo Corp., ADR	Interactive Media & Services	1,220	44,445
	Weichai Power Co. Ltd., A	Machinery	9,000	20,026
	Weichai Power Co. Ltd., H	Machinery	40,000	80,103
	Weifu High-Technology Co. Ltd., B	Auto Components	4,000	6,906
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	1,000	10,511
	Wens Foodstuffs Group Co. Ltd.	Food Products	2,400	6,910
	Western Securities Co. Ltd.	Capital Markets	6,000	8,399
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	1,000	2,725
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	1,000	26,136
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	34,440
	Winning Health Technology Group Co. Ltd.	Health Care Technology	3,900	11,172
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	2,000	3,581
a	Wonders Information Co. Ltd.	IT Services	2,000	7,038
	Wuchan Zhongda Group Co. Ltd., A	Distributors	8,000	5,446
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	3,070	15,639
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	2,000	11,697
	Wuliangye Yibin Co. Ltd., A	Beverages	6,000	195,394

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	$11,075
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	1,400	20,939
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	6,000	86,168
a	WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	20,500	498,877
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	7,131
	XCMG Construction Machinery Co. Ltd.	Machinery	13,000	10,632
	Xiamen C & D Inc., A	Trading Companies & Distributors	5,000	6,307
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	4,000	3,979
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	2,931
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	2,000	3,946
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	260,000	686,065
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	13,000	6,456
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	10,000	6,310
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	5,000	7,537
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	14,000	12,212
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	7,000	3,703
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	80,000	126,761
	Xuji Electric Co. Ltd.	Electrical Equipment	2,000	4,061
	Yango Group Co. Ltd.	Real Estate Management & Development	7,000	7,540
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	5,000	7,677
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	4,000	7,726
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	900	7,797
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,000	8,777
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,000	5,458
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	29,729
	Yealink Network Technology Corp. Ltd.	Communications Equipment	1,600	14,219
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	7,368
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	800	11,706
	Yihai International Holding Ltd.	Food Products	10,000	156,000
	Yintai Gold Co. Ltd.	Metals & Mining	4,200	6,486
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	14,000	16,153
	Yonyou Network Technology Co. Ltd., A	Software	4,990	28,096
	Yotrio Group Co. Ltd.	Leisure Products	2,000	1,270
	Youngor Group Co. Ltd., A	Real Estate Management & Development	8,000	8,040
a	Youzu Interactive Co. Ltd.	Entertainment	1,000	2,576
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	4,000	8,240
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	2,000	5,396
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	140,000	27,277
	Yunda Holding Co. Ltd.	Air Freight & Logistics	2,300	6,348
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	3,000	2,193
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	2,000	30,049
a	Yunnan Copper Co. Ltd.	Metals & Mining	3,000	6,039
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	1,000	13,479
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	1,000	5,770
a	Zai Lab Ltd., ADR	Biotechnology	1,250	103,962
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,000	35,855
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	20,000	24,361
a	Zhefu Holding Group Co. Ltd.	Electrical Equipment	8,000	5,776
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	11,000	15,431
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	2,000	8,921
a	Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	6,000	4,606

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	$4,005
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	5,000	15,104
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	1,000	14,610
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	40,000	28,852
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,200	10,397
a	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	2,000	10,224
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,900	8,581
	Zhejiang Juhua Co. Ltd., A	Chemicals	3,000	3,019
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	6,000	12,015
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	3,000	13,169
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	5,000	16,356
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	2,000	5,974
	Zhejiang Supor Co. Ltd.	Household Durables	400	4,656
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	4,000	3,996
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,000	4,712
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,000	8,284
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	3,000	4,394
	Zhejiang Yongtai Technology Co. Ltd.	Chemicals	2,000	3,100
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	3,000	6,949
	Zheshang Securities Co. Ltd., A	Capital Markets	2,000	5,219
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	7,000	34,594
	Zhongji Innolight Co. Ltd.	Communications Equipment	1,000	7,412
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	7,000	10,366
	Zhongsheng Group Holdings Ltd.	Specialty Retail	13,000	81,103
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	12,000	40,103
	Zijin Mining Group Co. Ltd., A	Metals & Mining	28,000	25,375
	Zijin Mining Group Co. Ltd., H	Metals & Mining	130,000	82,194
a	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	10,000	11,951
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	28,000	26,880
	ZTE Corp.	Communications Equipment	6,000	29,265
	ZTE Corp., H	Communications Equipment	16,000	38,070
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	8,800	263,296

				57,135,983

	Hong Kong 0.6%
a	Alibaba Pictures Group Ltd.	Entertainment	300,000	44,516
	Kingboard Laminates Holdings Ltd.	Chemicals	25,000	34,194
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	210,000	228,697

				307,407

	Singapore 0.1%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	51,000	36,986
	Yanlord Land Group Ltd.	Real Estate Management & Development	13,000	10,761

				47,747

	United States 0.0%
e	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	830	—

	Total Investments before Short Term Investments (Cost $47,346,097)			57,491,137

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Short Term Investments 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	United States 0.3%
f,g	Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	188,560	$188,560

	Total Investments (Cost $47,534,657) 100.1%			57,679,697
	Other Assets, less Liabilities (0.1)%			(38,771)

	Net Assets 100.0%			$57,640,926

See Abbreviation on page 331.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $3,469,771, representing 6.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $1,037,113, representing 1.8% of net assets.

dA portion or all of the security is on loan at September 30, 2020 Note 1(d).

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	2	$107,160	12/18/20	$1,957

*As of period end.

See Note 8 regarding other derivative information.

182	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.03		$23.24	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.34		0.76	0.86	0.24

Net realized and unrealized gains (losses)	3.74		(4.21)	(1.79)	(0.30)

Total from investment operations	4.08		(3.45)	(0.93)	(0.06)

Less distributions from net investment income	(0.20)		(0.76)	(0.81)	(0.01)

Net asset value, end of period	$22.91		$19.03	$23.24	$24.98

Total return[d]	21.42%		(15.44)%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	—%		0.09%	—%	—%

Net investment income	3.13%		3.23%	3.61%	2.35%

Supplemental data

Net assets, end of period (000’s)	$210,807		$91,356	$74,359	$104,911

Portfolio turnover rate[f]	2.60%	[g]	4.47% [g]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.55%	4.47%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	183

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.7%
	Australia 1.0%
a	Glencore PLC	Metals & Mining	257,554	$535,942
	Rio Tinto PLC	Metals & Mining	25,898	1,558,704

				2,094,646

	Austria 0.2%
	Andritz AG	Machinery	1,702	52,611
a	Erste Group Bank AG	Banks	6,854	143,668
a	OMV AG	Oil, Gas & Consumable Fuels	3,404	93,406
a	Raiffeisen Bank International AG	Banks	3,128	47,941
	Telekom Austria AG	Diversified Telecommunication Services	3,312	23,419
	Verbund AG	Electric Utilities	1,564	85,612
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	920	20,476
	Voestalpine AG	Metals & Mining	2,714	71,608

				538,741

	Belgium 1.5%
a	Ackermans & van Haaren NV	Diversified Financial Services	552	71,657
	Ageas SA/NV	Insurance	4,324	176,759
	Anheuser-Busch InBev SA/NV	Beverages	19,872	1,077,177
	Colruyt SA	Food & Staples Retailing	1,288	83,614
	Elia Group SA/NV	Electric Utilities	828	82,725
a	Galapagos NV	Biotechnology	1,150	163,444
	Groupe Bruxelles Lambert SA	Diversified Financial Services	2,576	232,537
	KBC Groep NV	Banks	6,578	330,069
	Proximus SADP	Diversified Telecommunication Services	3,358	61,331
	Sofina SA	Diversified Financial Services	368	100,548
	Solvay SA	Chemicals	1,656	142,653
	Telenet Group Holding NV	Media	1,104	42,903
	UCB SA	Pharmaceuticals	2,852	324,407
	Umicore SA	Chemicals	4,876	203,269

				3,093,093

	China 0.4%
a	Prosus NV	Internet & Direct Marketing Retail	10,304	950,931

	Denmark 3.9%
	A.P. Moeller-Maersk AS, A	Marine	92	135,295
	Ambu AS, B	Health Care Equipment & Supplies	4,002	113,483
	AP Moeller-Maersk A/S, B	Marine	138	219,139
	Carlsberg AS, B	Beverages	2,392	322,563
	Chr. Hansen Holding AS	Chemicals	2,438	271,079
	Coloplast AS, B	Health Care Equipment & Supplies	3,174	501,770
a	Danske Bank AS	Banks	15,824	214,635
	DSV Panalpina A/S	Air Freight & Logistics	4,830	789,433
a	Genmab A/S	Biotechnology	1,426	516,687
	GN Store Nord AS	Health Care Equipment & Supplies	3,082	233,441
	H. Lundbeck AS	Pharmaceuticals	1,426	47,063
a	ISS AS	Commercial Services & Supplies	4,600	60,799
	Novo Nordisk AS, B	Pharmaceuticals	38,594	2,671,226
	Novozymes AS	Chemicals	4,876	307,182
	Orsted AS	Electric Utilities	4,508	621,685
	Pandora AS	Textiles, Apparel & Luxury Goods	2,162	155,889
	Rockwool International AS, B	Building Products	138	53,046
	Tryg AS	Insurance	2,898	91,491
	Vestas Wind Systems AS	Electrical Equipment	4,692	761,334

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
a	William Demant Holding AS	Health Care Equipment & Supplies		2,576	$80,960

					8,168,200

	Finland 2.3%
	Elisa OYJ	Diversified Telecommunication Services		3,404	200,703
b	Fortum OYJ, Reg S	Electric Utilities		10,396	210,597
	Huhtamaki OYJ	Containers & Packaging		2,254	111,488
	Kesko OYJ	Food & Staples Retailing		6,440	166,141
	Kojamo Oyj	Real Estate Management & Development		4,324	92,994
	Kone OYJ, B	Machinery		9,384	825,972
	Metso Outotec Oyj	Machinery		14,422	101,387
	Neles Oyj	Machinery		2,530	34,281
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		9,890	521,540
a	Nokia OYJ, A	Communications Equipment		133,998	526,395
	Nokian Renkaat OYJ	Auto Components		3,220	91,189
a	Nordea Bank Abp	Banks		77,142	586,818
	Orion OYJ	Pharmaceuticals		2,438	110,555
	Sampo Oyj, A	Insurance		12,098	479,370
	Stora Enso OYJ, R	Paper & Forest Products		13,754	215,721
	UPM-Kymmene OYJ	Paper & Forest Products		12,742	388,340
	Wartsila OYJ ABP	Machinery		11,730	92,407

					4,755,898

	France 15.8%
a	Accor SA	Hotels, Restaurants & Leisure		4,462	125,577
a	Adevinta ASA, B	Interactive Media & Services		5,520	94,570
	Aeroports de Paris SA	Transportation Infrastructure		690	69,059
	Air Liquide SA	Chemicals		11,132	1,768,810
a	Airbus SE	Aerospace & Defense		13,248	964,274
c	ALD SA, 144A	Road & Rail		2,070	19,225
a	Alstom SA	Machinery		4,462	222,480
a	Amundi SA	Capital Markets		1,334	94,172
a	ArcelorMittal SA	Metals & Mining		16,928	225,980
	Arkema SA	Chemicals		1,610	171,088
a	Atos SE	IT Services		2,254	181,849
	AXA SA	Insurance		45,954	850,137
	Biomerieux	Health Care Equipment & Supplies		1,012	158,783
a	BNP Paribas SA	Banks		25,852	939,018
	Bollore	Entertainment		23,046	86,155
	Bouygues SA	Construction & Engineering		5,060	175,754
a	Bureau Veritas SA	Professional Services		6,532	147,527
	Capgemini SE	IT Services		3,772	485,450
	Carrefour SA	Food & Staples Retailing		13,878	222,385
a	Casino Guichard-Perrachon SA	Food & Staples Retailing		1,334	32,460
	Cie Generale des Etablissements Michelin SCA	Auto Components		4,186	450,227
a	CNP Assurances	Insurance		3,542	44,360
a	Compagnie de Saint-Gobain	Building Products		11,638	491,440
	Covivio	Equity Real Estate Investment Trusts (REITs	)	1,196	84,290
a	Credit Agricole SA	Banks		27,646	242,235
	Danone SA	Food Products		14,398	932,325
a	Dassault Aviation SA	Aerospace & Defense		46	39,108
	Dassault Systemes	Software		3,128	585,971
	Edenred	IT Services		5,934	267,207
	EDF SA	Electric Utilities		12,339	130,600
a	Eiffage SA	Construction & Engineering		1,840	150,649
a	Engie SA	Multi-Utilities		39,606	530,390

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
a	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		7,038	$958,599
a	Eurazeo SE	Diversified Financial Services		1,064	57,644
a	Faurecia SE	Auto Components		1,794	77,670
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	1,242	164,140
a	Getlink SE	Transportation Infrastructure		10,902	148,297
	Hermes International	Textiles, Apparel & Luxury Goods		736	635,393
	ICADE	Equity Real Estate Investment Trusts (REITs	)	736	41,358
	Iliad SA	Diversified Telecommunication Services		368	67,773
	Imerys SA	Construction Materials		874	32,551
a	Ingenico Group SA	Electronic Equipment, Instruments & Components		1,472	228,369
	Ipsen SA	Pharmaceuticals		828	86,949
a	JCDecaux SA	Media		1,748	30,275
	Kering SA	Textiles, Apparel & Luxury Goods		1,794	1,194,080
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	4,600	64,649
	L’Oreal SA	Personal Products		5,750	1,871,785
	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure		2,116	77,963
	Legrand SA	Electrical Equipment		6,394	511,209
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		5,934	2,779,228
a	Natixis SA	Capital Markets		20,102	45,318
	Orange SA	Diversified Telecommunication Services		45,678	475,866
a	Orpea	Health Care Providers & Services		1,150	130,890
	Pernod Ricard SA	Beverages		5,014	800,517
a	Peugeot SA	Automobiles		13,064	237,452
	Plastic Omnium SA	Auto Components		1,288	34,074
	Publicis Groupe	Media		5,356	173,222
	Remy Cointreau SA	Beverages		598	109,254
a	Renault SA	Automobiles		4,416	114,935
a	Rexel SA	Trading Companies & Distributors		7,268	91,535
	Rubis SCA	Gas Utilities		2,213	88,855
a	Safran SA	Aerospace & Defense		7,682	760,661
	Sanofi	Pharmaceuticals		25,990	2,600,618
	Sartorius Stedim Biotech	Life Sciences Tools & Services		552	190,696
	Schneider Electric SE	Electrical Equipment		12,558	1,561,708
a	SCOR SE	Insurance		3,680	102,101
	SEB SA	Household Durables		644	104,895
a	Societe Generale SA	Banks		18,538	246,037
	Sodexo SA	Hotels, Restaurants & Leisure		2,070	148,119
	Suez SA	Multi-Utilities		9,016	167,100
	Teleperformance	Professional Services		1,380	426,573
	Thales SA	Aerospace & Defense		2,392	179,968
	Total SE	Oil, Gas & Consumable Fuels		57,868	1,981,481
a	Ubisoft Entertainment SA	Entertainment		2,208	199,525
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	3,220	118,942
	Valeo SA	Auto Components		5,750	176,997
	Veolia Environnement SA	Multi-Utilities		12,052	260,326
	Vinci SA	Construction & Engineering		11,086	929,760
	Vivendi SA	Entertainment		19,182	535,352
	Wendel SE	Diversified Financial Services		644	58,489
a,b	Worldline SA, Reg S	IT Services		3,496	287,463

					33,350,216

	Germany 14.4%
	1&1 Drillisch AG	Wireless Telecommunication Services		1,150	25,508
a	Adidas AG	Textiles, Apparel & Luxury Goods		4,600	1,489,337
	Allianz SE	Insurance		9,936	1,906,411
a	Aroundtown SA	Real Estate Management & Development		28,566	143,706

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	BASF SE	Chemicals	21,850	$1,331,853
	Bayer AG	Pharmaceuticals	23,506	1,469,454
	Bayerische Motoren Werke AG	Automobiles	7,682	558,425
	Bechtle AG	IT Services	644	130,572
	Beiersdorf AG	Personal Products	2,392	272,083
	Brenntag AG	Trading Companies & Distributors	3,726	237,253
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	874	110,689
a	Commerzbank AG	Banks	25,116	123,494
	Continental AG	Auto Components	2,622	284,347
	Covestro AG	Chemicals	4,094	203,315
a	CTS Eventim AG & Co. KGaA	Entertainment	1,426	69,028
	Daimler AG	Automobiles	19,320	1,042,951
a	Delivery Hero SE	Internet & Direct Marketing Retail	3,358	386,373
a	Deutsche Bank AG	Capital Markets	49,266	415,379
	Deutsche Boerse AG	Capital Markets	4,416	775,728
a	Deutsche Lufthansa AG	Airlines	7,176	61,934
	Deutsche Post AG	Air Freight & Logistics	23,368	1,065,957
	Deutsche Telekom AG	Diversified Telecommunication Services	77,142	1,292,682
	Deutsche Wohnen AG	Real Estate Management & Development	8,326	416,803
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	828	28,541
	E.ON SE	Multi-Utilities	51,612	570,609
	Evonik Industries AG	Chemicals	4,508	116,828
a	Fielmann AG	Specialty Retail	552	44,340
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	828	32,799
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	4,876	411,799
	Fresenius SE and Co. KGaA	Health Care Providers & Services	9,706	441,953
	Fuchs Petrolub SE	Chemicals	782	29,344
	GEA Group AG	Machinery	3,910	137,598
	Grenkeleasing AG	Consumer Finance	644	23,819
	Hannover Rueck SE	Insurance	1,426	221,065
	HeidelbergCement AG	Construction Materials	3,588	220,135
a	Hella GmbH & Co. KGaA	Auto Components	1,058	53,373
a	HelloFresh SE	Internet & Direct Marketing Retail	3,404	189,925
	Henkel AG & Co. KGaA	Household Products	2,438	228,428
	Hochtief AG	Construction & Engineering	460	35,845
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	31,050	878,046
	KION Group AG	Machinery	1,702	146,056
	Knorr-Bremse AG	Machinery	1,564	184,576
	Lanxess AG	Chemicals	2,024	116,180
	LEG Immobilien AG	Real Estate Management & Development	1,656	236,525
	Merck KGaA	Pharmaceuticals	3,082	450,137
	METRO AG	Food & Staples Retailing	4,094	40,903
	MTU Aero Engines AG	Aerospace & Defense	1,242	206,813
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	3,358	852,919
	Nemetschek AG	Software	1,288	94,398
a	Osram Licht AG	Electrical Equipment	690	41,136
a	ProSiebenSat.1 Media SE	Media	3,680	48,354
a	Puma SE	Textiles, Apparel & Luxury Goods	1,978	178,277
	Rational AG	Machinery	92	72,174
	Rheinmetall AG	Industrial Conglomerates	1,058	95,233
	RWE AG	Multi-Utilities	15,042	564,096
	SAP SE	Software	26,818	4,175,055
b	Scout24 AG, Reg S	Interactive Media & Services	2,438	212,990
	Siemens AG	Industrial Conglomerates	18,262	2,310,244
a	Siemens Energy AG	Electrical Equipment	9,131	246,272

franklintempleton.com	Semiannual Report	187

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Siemens Healthineers AG	Health Care Equipment & Supplies	3,358	$150,816
	Suedzucker AG	Food Products	1,886	36,492
	Symrise AG	Chemicals	3,036	420,100
a	Talanx AG	Insurance	1,288	41,566
a	TeamViewer AG	Software	2,944	145,410
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	16,146	41,446
a	thyssenkrupp AG	Metals & Mining	11,224	56,754
	Traton SE	Machinery	1,150	22,898
	TUI AG	Hotels, Restaurants & Leisure	10,488	39,714
	Uniper SE	Independent Power and Renewable Electricity Producers	2,668	86,225
	United Internet AG	Diversified Telecommunication Services	2,622	100,450
a	Varta AG	Electrical Equipment	322	45,236
a	Volkswagen AG	Automobiles	782	136,818
	Vonovia SE	Real Estate Management & Development	13,524	929,016
	Wacker Chemie AG	Chemicals	368	35,774
a	Zalando SE	Internet & Direct Marketing Retail	3,864	362,037

				30,400,819

	Ireland 1.1%
a	AIB Group PLC	Banks	18,124	18,618
	CRH PLC	Construction Materials	18,768	678,401
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,898	458,950
	Glanbia PLC	Food Products	4,692	48,473
	Kerry Group	Food Products	3,680	472,531
a	Kingspan Group PLC	Building Products	3,588	326,921
	Smurfit Kappa Group PLC	Containers & Packaging	5,704	224,174

				2,228,068

	Italy 3.3%
	A2A SpA	Multi-Utilities	37,168	54,045
a	Amplifon SpA	Health Care Providers & Services	2,944	105,467
	Assicurazioni Generali SpA	Insurance	30,222	426,164
a	Atlantia SpA	Transportation Infrastructure	11,822	186,181
	Banca Mediolanum SpA	Diversified Financial Services	6,072	43,790
	Buzzi Unicem SpA, di Risp	Construction Materials	1,794	41,833
	Buzzi Unicem SpA, di Risp	Construction Materials	1,012	13,315
	Davide Campari-Milano NV	Beverages	13,478	147,287
	DiaSorin SpA	Health Care Equipment & Supplies	552	111,271
	Enel SpA	Electric Utilities	185,242	1,611,368
	Eni SpA	Oil, Gas & Consumable Fuels	58,190	456,366
	Ferrari NV	Automobiles	2,898	532,350
a	FinecoBank Banca Fineco SpA	Banks	14,628	201,640
	Hera SpA	Multi-Utilities	16,468	60,869
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	7,866	87,075
a	Intesa Sanpaolo SpA	Banks	370,916	697,233
	Italgas Reti SpA	Gas Utilities	11,638	73,491
	Leonardo SpA	Aerospace & Defense	9,338	54,751
	Mediobanca Banca di Credito Finanziario SpA	Banks	18,492	145,244
a	Moncler SpA	Textiles, Apparel & Luxury Goods	4,646	190,576
a	Nexi SpA	IT Services	6,992	140,370
a	Pirelli & C SpA	Auto Components	9,292	39,902
b	Poste Italiane SpA, Reg S	Insurance	10,626	94,302
	Prysmian SpA	Electrical Equipment	5,704	166,150
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	2,300	117,971

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Snam SpA	Gas Utilities	52,164	$268,476
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	253,046	101,483
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	141,450	57,192
	Tenaris SA	Energy Equipment & Services	11,178	55,853
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	33,258	232,986
a	UniCredit SpA	Banks	51,106	422,203
	UnipolSai Assicurazioni SpA	Insurance	12,144	31,700

				6,968,904

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	5,152	34,901

	Luxembourg 0.1%
a	Eurofins Scientific SE	Life Sciences Tools & Services	276	218,594
a	RTL Group SA	Media	966	38,084

				256,678

	Netherlands 5.9%
	Aalberts NV	Machinery	2,300	83,124
	ABN AMRO Bank NV, GDR	Banks	9,982	83,717
a	Adyen NV	IT Services	644	1,187,531
	Aegon NV	Insurance	43,358	112,873
	Akzo Nobel NV	Chemicals	4,600	466,166
a	Altice Europe NV, A	Diversified Telecommunication Services	13,018	62,467
a	Altice Europe NV, B	Diversified Telecommunication Services	1,012	4,866
a	Argenx SE	Biotechnology	1,008	265,957
a	Argenx SE	Biotechnology	96	25,329
	ASM International NV	Semiconductors & Semiconductor Equipment	1,104	158,395
	ASML Holding NV	Semiconductors & Semiconductor Equipment	9,522	3,513,933
	ASR Nederland NV	Insurance	3,358	113,014
b	Euronext NV, Reg S	Capital Markets	1,472	184,525
	EXOR NV	Diversified Financial Services	2,484	135,390
a	Grandvision NV	Specialty Retail	1,196	33,449
	Heineken Holding NV	Beverages	2,530	197,144
	Heineken NV	Beverages	5,704	507,546
	IMCD Group NV	Trading Companies & Distributors	1,242	147,973
a	ING Groep NV	Banks	93,288	662,601
a	JDE Peet’s BV	Beverages	1,472	59,949
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	2,806	315,311
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	25,668	760,015
	Koninklijke DSM NV	Chemicals	4,140	682,581
	Koninklijke KPN NV	Diversified Telecommunication Services	79,396	186,859
a	Koninklijke Philips NV	Health Care Equipment & Supplies	21,730	1,024,364
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,610	90,736
	NN Group NV	Insurance	7,452	280,072
a	QIAGEN NV	Life Sciences Tools & Services	5,290	274,807
a	Randstad NV	Professional Services	2,668	139,318
a	Signify NV	Electrical Equipment	2,990	110,727
	Wolters Kluwer NV	Professional Services	6,394	546,149

				12,416,888

	Norway 1.0%
	Aker ASA	Diversified Financial Services	598	25,744
	Aker BP ASA	Oil, Gas & Consumable Fuels	2,484	38,734
a	DNB ASA	Banks	24,840	343,267
	Equinor ASA	Oil, Gas & Consumable Fuels	23,046	327,096
	Gjensidige Forsikring ASA	Insurance	4,002	81,010

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
	Leroy Seafood Group ASA	Food Products	6,072	$34,784
	Mowi ASA	Food Products	10,304	182,643
a	Norsk Hydro ASA	Metals & Mining	31,464	86,557
	Orkla ASA	Food Products	18,446	186,065
a	Salmar ASA	Food Products	1,242	70,220
a	Schibsted ASA, A	Media	1,932	85,382
a	Schibsted ASA, B	Media	2,300	91,689
	Telenor ASA	Diversified Telecommunication Services	14,996	250,745
a	Tomra Systems ASA	Commercial Services & Supplies	2,806	120,588
	Yara International ASA	Chemicals	4,048	155,533

				2,080,057

	Poland 0.4%
a	Bank Pekao SA	Banks	3,772	49,092
a	CD Projekt SA	Entertainment	1,518	164,271
a	Cyfrowy Polsat SA	Media	6,716	46,935
a	Dino Polska SA	Food & Staples Retailing	1,150	67,756
	Grupa Lotos SA	Oil, Gas & Consumable Fuels	2,392	21,338
a	KGHM Polska Miedz SA	Metals & Mining	3,312	101,081
a	LPP SA	Textiles, Apparel & Luxury Goods	20	33,986
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	17,526	29,102
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	7,360	87,280
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	40,710	53,152
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	20,286	111,285
a	Powszechny Zaklad Ubezpieczen SA	Insurance	13,202	84,648
a	Santander Bank Polska SA	Banks	690	25,449

				875,375

	Portugal 0.2%
	EDP- Energias de Portugal SA	Electric Utilities	67,181	330,481
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	12,374	114,806
	Jeronimo Martins SGPS SA	Food & Staples Retailing	5,842	93,888

				539,175

	Russian Federation 0.1%
	Evraz PLC	Metals & Mining	13,110	58,405
	Polymetal International PLC	Metals & Mining	8,142	177,836

				236,241

	Spain 3.6%
	Acciona SA	Electric Utilities	506	55,064
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	5,566	126,395
a	Aena SME SA	Transportation Infrastructure	1,702	238,105
	Amadeus IT Group SA	IT Services	10,166	567,328
	Banco Bilbao Vizcaya Argentaria SA	Banks	158,930	442,068
a	Banco Santander SA	Banks	390,494	732,478
	Bankia SA	Banks	29,532	42,994
	Bankinter SA	Banks	16,514	71,206
	CaixaBank SA	Banks	85,330	181,413
	Cellnex Telecom SA	Diversified Telecommunication Services	8,188	499,286
	Corporacion Mapfre SA	Insurance	23,782	37,286
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	3,680	61,019
	Enagas SA	Gas Utilities	5,888	135,985
	Endesa SA	Electric Utilities	7,590	203,197

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Ferrovial SA	Construction & Engineering		11,500	$279,824
	Grifols SA	Biotechnology		7,912	228,146
	Iberdrola SA	Electric Utilities		143,442	1,767,859
	Industria de Diseno Textil SA	Specialty Retail		25,254	704,816
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	7,682	63,554
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	7,728	64,568
	Naturgy Energy Group SA	Gas Utilities		7,176	144,064
	Red Electrica Corp. SA	Electric Utilities		10,350	194,373
	Repsol SA	Oil, Gas & Consumable Fuels		34,358	230,539
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		5,382	145,726
	Telefonica SA	Diversified Telecommunication Services		112,510	387,493
	Zardoya Otis SA	Machinery		4,278	26,136

					7,630,922

	Sweden 5.5%
a	Alfa Laval AB	Machinery		7,544	167,570
	Assa Abloy AB, B	Building Products		21,942	515,085
	Atlas Copco AB	Machinery		9,062	379,895
	Atlas Copco AB, A	Machinery		15,088	722,875
	Boliden AB	Metals & Mining		6,578	196,017
	Castellum AB	Real Estate Management & Development		6,394	145,740
	Electrolux AB, B	Household Durables		5,428	126,997
	Elekta AB, B	Health Care Equipment & Supplies		8,418	106,330
	Epiroc AB, A	Machinery		15,042	218,739
	Epiroc AB, B	Machinery		9,108	126,901
	EQT AB	Capital Markets		4,830	94,010
	Ericsson, B	Communications Equipment		71,668	786,987
a	Essity AB, B	Household Products		14,582	493,344
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		3,174	210,938
a	Fastighets AB Balder, B	Real Estate Management & Development		2,300	116,979
	Hennes & Mauritz AB, B	Specialty Retail		20,838	360,300
a	Hexagon AB, B	Electronic Equipment, Instruments & Components		6,072	459,844
	Holmen AB, B	Paper & Forest Products		2,300	85,575
	Husqvarna AB, B	Household Durables		9,890	109,088
	ICA Gruppen AB	Food & Staples Retailing		1,886	95,944
a	Industrivarden AB, A	Diversified Financial Services		4,922	133,526
a	Industrivarden AB, C	Diversified Financial Services		3,956	105,597
	Investment AB Latour, B	Industrial Conglomerates		2,898	68,257
	Investor AB, A	Diversified Financial Services		3,174	206,399
	Investor AB, B	Diversified Financial Services		10,856	712,008
	Kinnevik AB, B	Diversified Financial Services		5,750	234,272
a	L E Lundbergforetagen AB, B	Diversified Financial Services		1,748	86,756
	Lifco AB, B	Industrial Conglomerates		1,104	85,791
	Lundin Energy AB	Oil, Gas & Consumable Fuels		4,508	89,908
a	Nibe Industrier AB	Building Products		7,222	186,481
a	Saab AB, B	Aerospace & Defense		2,208	65,253
a	Sandvik AB	Machinery		25,760	506,278
a	Securitas AB, B	Commercial Services & Supplies		7,360	112,867
a,b	Sinch AB, Reg S	Software		966	79,115
a	Skandinaviska Enskilda Banken AB, A	Banks		34,362	305,764
a	Skandinaviska Enskilda Banken AB, C	Banks		506	4,987
a	Skanska AB, B	Construction & Engineering		8,556	181,445
	SKF AB, B	Machinery		9,154	189,933
a	Svenska Cellulosa AB, A	Paper & Forest Products		552	8,117
a	Svenska Cellulosa AB, B	Paper & Forest Products		14,260	196,055
a	Svenska Handelsbanken AB, A	Banks		35,282	296,921

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
a	Svenska Handelsbanken AB, B	Banks	874	$8,691
	SWECO AB, B	Construction & Engineering	1,610	89,548
a	Swedbank AB, A	Banks	23,966	376,869
	Swedish Match AB	Tobacco	3,634	297,541
a	Swedish Orphan Biovitrum AB	Biotechnology	4,140	100,239
	Tele2 AB, B	Wireless Telecommunication Services	12,834	181,827
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	874	10,429
	Telia Co. AB	Diversified Telecommunication Services	61,824	254,549
a	Trelleborg AB, B	Machinery	5,842	103,948
a	Volvo AB, A	Machinery	4,784	92,900
a	Volvo AB, B	Machinery	35,880	693,747

				11,585,176

	Switzerland 16.3%
	ABB Ltd.	Electrical Equipment	42,734	1,090,735
	Adecco Group AG	Professional Services	3,726	197,422
a	Alcon Inc.	Health Care Equipment & Supplies	10,994	625,835
	Baloise Holding AG	Insurance	1,104	162,821
	Banque Cantonale Vaudoise	Banks	690	70,296
	Barry Callebaut AG	Food Products	73	162,725
	Chocoladefabriken Lindt & Spruengli AG	Food Products	46	389,279
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	12,190	818,637
	Clariant AG	Chemicals	4,830	95,470
	Coca-Cola HBC AG	Beverages	4,692	115,978
	Credit Suisse Group AG	Capital Markets	55,844	561,874
	DKSH Holding AG	Professional Services	874	61,121
	EMS-Chemie Holding AG	Chemicals	184	165,525
a	Flughafen Zurich AG	Transportation Infrastructure	460	63,386
	Geberit AG	Building Products	828	491,888
	Georg Fischer AG	Machinery	92	96,030
	Givaudan AG	Chemicals	222	959,282
	Helvetia Holding AG	Insurance	782	66,646
	Julius Baer Group Ltd.	Capital Markets	5,198	222,177
	Kuehne + Nagel International AG	Marine	1,196	233,407
	LafargeHolcim Ltd., B	Construction Materials	12,236	559,227
	Logitech International SA	Technology Hardware, Storage & Peripherals	3,496	272,755
	Lonza Group AG	Life Sciences Tools & Services	1,794	1,110,279
	Nestle SA	Food Products	66,654	7,932,461
	Novartis AG	Pharmaceuticals	51,382	4,469,046
	OC Oerlikon Corp. AG	Machinery	4,554	36,432
	Partners Group Holding AG	Capital Markets	414	381,939
	PSP Swiss Property AG	Real Estate Management & Development	1,012	122,817
	Roche Holding AG	Pharmaceuticals	644	221,641
	Roche Holding AG	Pharmaceuticals	16,652	5,711,976
	Schindler Holding AG	Machinery	460	125,470
	Schindler Holding AG, PC	Machinery	966	264,434
	SGS SA	Professional Services	138	370,854
	SIG Combibloc Group AG	Containers & Packaging	6,854	137,938
	Sika AG	Chemicals	3,312	815,788
a	Sonova Holding AG	Health Care Equipment & Supplies	1,242	315,789
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	15,180	467,450
	Straumann Holding AG	Health Care Equipment & Supplies	230	232,816
	Sulzer AG	Machinery	414	33,368
	Swatch Group AG	Textiles, Apparel & Luxury Goods	690	161,394
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,058	47,675
	Swiss Life Holding AG	Insurance	736	279,179

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	Swiss Prime Site AG	Real Estate Management & Development		1,794	$163,242
	Swiss Re AG	Insurance		6,716	499,122
	Swisscom AG	Diversified Telecommunication Services		598	318,022
	Temenos AG	Software		1,426	192,539
	UBS Group AG	Capital Markets		80,132	898,351
b	VAT Group AG, Reg S	Machinery		598	114,621
	Vifor Pharma AG	Pharmaceuticals		1,242	169,520
	Zurich Insurance Group AG	Insurance		3,542	1,236,375

					34,313,054

	United Arab Emirates 0.0%†
a,d	NMC Health PLC	Health Care Providers & Services		1,159	—

	United Kingdom 21.7%
	3i Group PLC	Capital Markets		22,770	293,370
	Admiral Group PLC	Insurance		5,014	169,248
	Anglo American PLC	Metals & Mining		29,440	713,930
	Antofagasta PLC	Metals & Mining		8,464	111,994
	Ashmore Group PLC	Capital Markets		10,718	49,633
	Ashtead Group PLC	Trading Companies & Distributors		10,672	386,309
	Associated British Foods PLC	Food Products		8,372	202,125
	AstraZeneca PLC	Pharmaceuticals		31,418	3,434,995
	Auto Trader Group PLC	Interactive Media & Services		22,540	164,057
	Avast PLC	Software		13,110	89,319
	AVEVA Group PLC	Software		1,518	93,924
	Aviva PLC	Insurance		93,656	345,921
	B&M European Value Retail SA	Multiline Retail		20,056	128,268
	BAE Systems PLC	Aerospace & Defense		76,820	478,688
a	Barclays PLC	Banks		412,666	520,744
	Barratt Developments PLC	Household Durables		24,518	150,814
	Bellway PLC	Household Durables		2,990	90,877
	BHP Group PLC	Metals & Mining		49,726	1,063,158
	BP PLC	Oil, Gas & Consumable Fuels		474,628	1,381,825
	British American Tobacco PLC	Tobacco		54,556	1,958,970
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	22,126	96,512
	BT Group PLC	Diversified Telecommunication Services		207,368	263,742
	Bunzl PLC	Trading Companies & Distributors		8,050	260,904
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		9,660	194,070
	Centrica PLC	Multi-Utilities		139,334	72,215
a	CNH Industrial NV	Machinery		23,460	182,889
	Compass Group PLC	Hotels, Restaurants & Leisure		42,596	643,746
	ConvaTec Group PLC	Health Care Equipment & Supplies		38,272	88,467
	Croda International PLC	Chemicals		2,990	241,592
	DCC PLC	Industrial Conglomerates		2,346	182,217
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	2,392	79,474
	Diageo PLC	Beverages		54,832	1,878,500
	Direct Line Insurance Group PLC	Insurance		32,614	113,588
	DS Smith PLC	Containers & Packaging		30,314	115,493
	easyJet PLC	Airlines		5,520	35,795
	Experian PLC	Professional Services		21,666	817,886
	Ferguson PLC	Trading Companies & Distributors		5,382	543,547
a	Fiat Chrysler Automobiles NV	Automobiles		26,358	323,552
	Fresnillo PLC	Metals & Mining		4,462	69,049
	GlaxoSmithKline PLC	Pharmaceuticals		117,852	2,212,253
a	GVC Holdings PLC	Hotels, Restaurants & Leisure		14,030	176,664
	Halma PLC	Electronic Equipment, Instruments & Components		9,062	274,725
	Hargreaves Lansdown PLC	Capital Markets		8,602	173,705

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Hikma Pharmaceuticals PLC	Pharmaceuticals		4,048	$135,751
a	Hiscox Ltd.	Insurance		8,050	92,976
	HomeServe PLC	Commercial Services & Supplies		6,578	105,110
	Howden Joinery Group PLC	Trading Companies & Distributors		13,662	104,313
	HSBC Holdings PLC	Banks		486,772	1,897,336
	IMI PLC	Machinery		6,440	87,419
	Imperial Brands PLC	Tobacco		22,540	398,485
a	Informa PLC	Media		36,018	175,314
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		4,324	228,857
	Intermediate Capital Group PLC	Capital Markets		6,578	101,453
	International Consolidated Airlines Group SA	Airlines		16,920	20,785
	International Consolidated Airlines Group SA	Airlines		10,810	13,279
	Intertek Group PLC	Professional Services		3,864	316,407
	ITV PLC	Media		89,700	78,415
	J Sainsbury PLC	Food & Staples Retailing		38,778	95,727
	JD Sports Fashion PLC	Specialty Retail		10,212	106,858
	Johnson Matthey PLC	Chemicals		4,554	138,766
	Kingfisher PLC	Specialty Retail		50,876	195,147
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	16,882	114,036
	Legal & General Group PLC	Insurance		141,634	344,877
a	Lloyds Banking Group PLC	Banks		1,679,184	572,127
	London Stock Exchange Group PLC	Capital Markets		7,544	865,666
	M&G PLC	Diversified Financial Services		61,640	127,103
	Meggitt PLC	Aerospace & Defense		18,630	62,019
a	Melrose Industries PLC	Electrical Equipment		114,770	171,373
	Mondi PLC	Paper & Forest Products		11,638	246,673
	National Grid PLC	Multi-Utilities		83,858	964,646
a	Natwest Group PLC	Banks		108,146	148,270
	Next PLC	Multiline Retail		3,082	237,072
a	Ocado Group PLC	Internet & Direct Marketing Retail		11,638	412,851
	Pearson PLC	Media		18,308	129,988
	Pennon Group PLC	Water Utilities		10,028	133,661
	Persimmon PLC	Household Durables		7,590	242,659
	Phoenix Group Holdings PLC	Insurance		13,248	117,868
	Prudential PLC	Insurance		62,330	893,635
	Quilter PLC	Capital Markets		43,792	72,580
	Reckitt Benckiser Group PLC	Household Products		15,088	1,474,636
	RELX PLC	Professional Services		44,482	992,559
a	Renishaw PLC	Electronic Equipment, Instruments & Components		828	60,159
a	Rentokil Initial PLC	Commercial Services & Supplies		44,298	306,730
	Rightmove PLC	Interactive Media & Services		20,700	167,738
	Rolls-Royce Holdings PLC	Aerospace & Defense		41,216	69,269
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		98,210	1,223,824
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		88,734	1,078,553
	RSA Insurance Group PLC	Insurance		24,518	143,175
	Schroders PLC	Capital Markets		2,714	94,558
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	28,428	342,673
	Severn Trent PLC	Water Utilities		5,704	179,855
	Smith & Nephew PLC	Health Care Equipment & Supplies		20,930	410,339
	Smiths Group PLC	Industrial Conglomerates		9,522	169,263
	Spirax-Sarco Engineering PLC	Machinery		1,748	250,048
	SSE PLC	Electric Utilities		24,794	387,208
	St. James’s Place Capital PLC	Capital Markets		12,558	151,148
a	Standard Chartered PLC	Banks		61,732	284,193
	Standard Life Aberdeen PLC	Capital Markets		54,004	157,785
	Tate & Lyle PLC	Food Products		11,178	96,127

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Taylor Wimpey PLC	Household Durables	86,250	$120,926
	TechnipFMC PLC	Energy Equipment & Services	10,994	70,443
	Tesco PLC	Food & Staples Retailing	232,392	638,427
	The Berkeley Group Holdings PLC	Household Durables	2,806	153,375
	The Sage Group PLC	Software	26,036	242,616
	Travis Perkins PLC	Trading Companies & Distributors	6,072	85,250
	Unilever NV	Personal Products	34,730	2,097,397
	Unilever PLC	Personal Products	26,036	1,607,570
	United Utilities Group PLC	Water Utilities	16,330	180,672
	Vodafone Group PLC	Wireless Telecommunication Services	640,320	849,991
	Weir Group PLC	Machinery	6,256	101,299
a	Whitbread PLC	Hotels, Restaurants & Leisure	4,784	131,426
	William Morrison Supermarkets PLC	Food & Staples Retailing	53,406	117,477
	WPP PLC	Media	28,428	223,450

				45,678,415

	Total Common Stocks and Other Equity Interests (Cost $200,028,994)			208,196,398

	Preferred Stocks 0.9%
	Germany 0.9%
e	Bayerische Motoren Werke AG, 5.396%, pfd.	Automobiles	1,380	75,573
e	Fuchs Petrolub SE, 2.236%, pfd.	Chemicals	1,702	86,580
e	Henkel AG & Co. KGaA, 2.071%, pfd.	Household Products	4,186	438,446
a	Porsche Automobil Holding SE, pfd.	Automobiles	3,634	216,906
e	Sartorius AG, 0.103%, pfd.	Health Care Equipment & Supplies	828	340,222
a	Volkswagen AG, pfd.	Automobiles	4,370	704,104

	Total Preferred Stocks (Cost $1,661,181)			1,861,831

	Total Investments (Cost $201,690,175) 99.6%			210,058,229
	Other Assets, less Liabilities 0.4%			748,919

	Net Assets 100.0%			$210,807,148

See Abrreviations on page 331.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $1,796,937, representing 0.9% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $574,015, representing 0.3% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	12	$449,453	12/18/20	$(17,852)
FTSE 100 Index	Long	4	302,076	12/18/20	(11,304)

Total Futures Contracts					$(29,156)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.15	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.33	0.73	0.79	0.25

Net realized and unrealized gains (losses)	2.53	(2.92)	0.62	(1.40)

Total from investment operations	2.86	(2.19)	1.41	(1.15)

Less distributions from:

Net investment income	(0.15)	(1.47)	(0.38)	(0.02)

Net realized gains	—	—	(2.10)	— [d]

Total Distributions	(0.15)	(1.47)	(2.48)	(0.02)

Net asset value, end of period	$21.86	$19.15	$22.81	$23.88

Total return[e]	14.82%	(10.67)%	6.98%	(4.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	—%

Net investment income	3.05%	3.10%	3.28%	2.47%

Supplemental data

Net assets, end of period (000’s)	$4,371	$3,831	$4,563	$33,428

Portfolio turnover rate[g]	6.44% [h]	14.81% [h]	26.81%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.44%	14.81%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.3%
	Australia 1.0%
a	Glencore PLC	Metals & Mining	5,344	$11,120
	Rio Tinto PLC	Metals & Mining	537	32,320

				43,440

	Austria 0.2%
	Andritz AG	Machinery	34	1,051
a	Erste Group Bank AG	Banks	137	2,872
a	OMV AG	Oil, Gas & Consumable Fuels	69	1,893
a	Raiffeisen Bank International AG	Banks	65	996
	Telekom Austria AG	Diversified Telecommunication Services	74	523
	Verbund AG	Electric Utilities	32	1,752
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	490
	Voestalpine AG	Metals & Mining	55	1,451

				11,028

	Belgium 1.5%
a	Ackermans & van Haaren NV	Diversified Financial Services	10	1,298
	Ageas SA/NV	Insurance	89	3,638
	Anheuser-Busch InBev SA/NV	Beverages	410	22,224
	Colruyt SA	Food & Staples Retailing	25	1,623
	Elia Group SA/NV	Electric Utilities	18	1,798
a	Galapagos NV	Biotechnology	24	3,411
	Groupe Bruxelles Lambert SA	Diversified Financial Services	52	4,694
	KBC Groep NV	Banks	135	6,774
	Proximus SADP	Diversified Telecommunication Services	74	1,352
	Sofina SA	Diversified Financial Services	8	2,186
	Solvay SA	Chemicals	34	2,929
	Telenet Group Holding NV	Media	26	1,011
	UCB SA	Pharmaceuticals	59	6,711
	Umicore SA	Chemicals	100	4,169

				63,818

	China 0.4%
a	Prosus NV	Internet & Direct Marketing Retail	213	19,657

	Denmark 3.9%
	A.P. Moeller-Maersk AS, A	Marine	2	2,941
	Ambu AS, B	Health Care Equipment & Supplies	83	2,354
	AP Moeller-Maersk A/S, B	Marine	3	4,764
	Carlsberg AS, B	Beverages	49	6,608
	Chr. Hansen Holding AS	Chemicals	50	5,559
	Coloplast AS, B	Health Care Equipment & Supplies	66	10,434
a	Danske Bank AS	Banks	319	4,327
	DSV Panalpina A/S	Air Freight & Logistics	99	16,181
a	Genmab A/S	Biotechnology	29	10,508
	GN Store Nord AS	Health Care Equipment & Supplies	64	4,848
	H. Lundbeck AS	Pharmaceuticals	32	1,056
a	ISS AS	Commercial Services & Supplies	90	1,189
	Novo Nordisk AS, B	Pharmaceuticals	798	55,232
	Novozymes AS	Chemicals	99	6,237
	Orsted AS	Electric Utilities	93	12,825
	Pandora AS	Textiles, Apparel & Luxury Goods	45	3,245
	Rockwool International AS, B	Building Products	3	1,153
	Tryg AS	Insurance	59	1,863
	Vestas Wind Systems AS	Electrical Equipment	97	15,739
a	William Demant Holding AS	Health Care Equipment & Supplies	50	1,571

				168,634

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland 2.2%
	Elisa OYJ	Diversified Telecommunication Services		71	$4,186
b	Fortum OYJ, Reg S	Electric Utilities		216	4,376
	Huhtamaki OYJ	Containers & Packaging		45	2,226
	Kesko OYJ	Food & Staples Retailing		135	3,483
	Kojamo Oyj	Real Estate Management & Development		95	2,043
	Kone OYJ, B	Machinery		194	17,076
	Metso Outotec Oyj	Machinery		299	2,102
	Neles Oyj	Machinery		56	759
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		205	10,810
a	Nokia OYJ, A	Communications Equipment		2,779	10,917
	Nokian Renkaat OYJ	Auto Components		65	1,841
a	Nordea Bank Abp	Banks		1,587	12,072
	Orion OYJ	Pharmaceuticals		51	2,313
	Sampo Oyj, A	Insurance		250	9,906
	Stora Enso OYJ, R	Paper & Forest Products		283	4,438
	UPM-Kymmene OYJ	Paper & Forest Products		263	8,015
	Wartsila OYJ ABP	Machinery		231	1,820

					98,383

	France 15.8%
a	Accor SA	Hotels, Restaurants & Leisure		88	2,477
a	Adevinta ASA, B	Interactive Media & Services		112	1,919
	Aeroports de Paris SA	Transportation Infrastructure		14	1,401
	Air Liquide SA	Chemicals		229	36,387
a	Airbus SE	Aerospace & Defense		274	19,944
c	ALD SA, 144A	Road & Rail		46	427
a	Alstom SA	Machinery		92	4,587
a	Amundi SA	Capital Markets		28	1,977
a	ArcelorMittal SA	Metals & Mining		345	4,606
	Arkema SA	Chemicals		33	3,507
a	Atos SE	IT Services		46	3,711
	AXA SA	Insurance		949	17,556
	Biomerieux	Health Care Equipment & Supplies		21	3,295
a	BNP Paribas SA	Banks		536	19,469
	Bollore	Entertainment		497	1,858
	Bouygues SA	Construction & Engineering		104	3,612
a	Bureau Veritas SA	Professional Services		132	2,981
	Capgemini SE	IT Services		77	9,910
	Carrefour SA	Food & Staples Retailing		286	4,583
a	Casino Guichard-Perrachon SA	Food & Staples Retailing		28	681
	Cie Generale des Etablissements Michelin SCA	Auto Components		86	9,250
a	CNP Assurances	Insurance		74	927
a	Compagnie de Saint-Gobain	Building Products		239	10,092
	Covivio	Equity Real Estate Investment Trusts (REITs	)	25	1,762
a	Credit Agricole SA	Banks		575	5,038
	Danone SA	Food Products		296	19,167
a	Dassault Aviation SA	Aerospace & Defense		1	850
	Dassault Systemes	Software		65	12,177
	Edenred	IT Services		121	5,449
	EDF SA	Electric Utilities		253	2,678
a	Eiffage SA	Construction & Engineering		38	3,111
a	Engie SA	Multi-Utilities		818	10,954
a	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		145	19,750
a	Eurazeo SE	Diversified Financial Services		22	1,192
a	Faurecia SE	Auto Components		37	1,602
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	25	3,304

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
a	Getlink SE	Transportation Infrastructure		221	$3,006
	Hermes International	Textiles, Apparel & Luxury Goods		15	12,950
	ICADE	Equity Real Estate Investment Trusts (REITs	)	17	955
	Iliad SA	Diversified Telecommunication Services		8	1,473
	Imerys SA	Construction Materials		20	745
a	Ingenico Group SA	Electronic Equipment, Instruments & Components		31	4,809
	Ipsen SA	Pharmaceuticals		17	1,785
a	JCDecaux SA	Media		35	606
	Kering SA	Textiles, Apparel & Luxury Goods		37	24,627
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	93	1,307
	L’Oreal SA	Personal Products		119	38,738
	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure		41	1,511
	Legrand SA	Electrical Equipment		131	10,474
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		123	57,608
a	Natixis SA	Capital Markets		414	933
	Orange SA	Diversified Telecommunication Services		949	9,887
a	Orpea	Health Care Providers & Services		24	2,732
	Pernod Ricard SA	Beverages		102	16,285
a	Peugeot SA	Automobiles		275	4,998
	Plastic Omnium SA	Auto Components		29	767
	Publicis Groupe	Media		110	3,558
	Remy Cointreau SA	Beverages		12	2,192
a	Renault SA	Automobiles		90	2,342
a	Rexel SA	Trading Companies & Distributors		151	1,902
	Rubis SCA	Gas Utilities		45	1,807
a	Safran SA	Aerospace & Defense		159	15,744
	Sanofi	Pharmaceuticals		538	53,834
	Sartorius Stedim Biotech	Life Sciences Tools & Services		12	4,146
	Schneider Electric SE	Electrical Equipment		259	32,209
a	SCOR SE	Insurance		77	2,136
	SEB SA	Household Durables		13	2,117
a	Societe Generale SA	Banks		384	5,096
	Sodexo SA	Hotels, Restaurants & Leisure		42	3,005
	Suez SA	Multi-Utilities		184	3,410
	Teleperformance	Professional Services		29	8,964
	Thales SA	Aerospace & Defense		50	3,762
	Total SE	Oil, Gas & Consumable Fuels		1,197	40,987
a	Ubisoft Entertainment SA	Entertainment		47	4,247
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	67	2,475
	Valeo SA	Auto Components		118	3,632
	Veolia Environnement SA	Multi-Utilities		249	5,378
	Vinci SA	Construction & Engineering		229	19,206
	Vivendi SA	Entertainment		394	10,996
	Wendel SE	Diversified Financial Services		14	1,272
a,b	Worldline SA, Reg S	IT Services		71	5,838

					688,642

	Germany 14.3%
	1&1 Drillisch AG	Wireless Telecommunication Services		23	510
a	Adidas AG	Textiles, Apparel & Luxury Goods		95	30,758
	Allianz SE	Insurance		205	39,333
a	Aroundtown SA	Real Estate Management & Development		596	2,998
	BASF SE	Chemicals		452	27,551
	Bayer AG	Pharmaceuticals		485	30,319
	Bayerische Motoren Werke AG	Automobiles		158	11,485
	Bechtle AG	IT Services		13	2,636

200	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Beiersdorf AG	Personal Products	49	$5,574
	Brenntag AG	Trading Companies & Distributors	75	4,776
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	18	2,280
a	Commerzbank AG	Banks	509	2,503
	Continental AG	Auto Components	53	5,748
	Covestro AG	Chemicals	83	4,122
a	CTS Eventim AG & Co. KGaA	Entertainment	30	1,452
	Daimler AG	Automobiles	399	21,539
a	Delivery Hero SE	Internet & Direct Marketing Retail	70	8,054
a	Deutsche Bank AG	Capital Markets	1,001	8,440
	Deutsche Boerse AG	Capital Markets	91	15,985
a	Deutsche Lufthansa AG	Airlines	145	1,251
	Deutsche Post AG	Air Freight & Logistics	483	22,033
	Deutsche Telekom AG	Diversified Telecommunication Services	1,599	26,795
	Deutsche Wohnen AG	Real Estate Management & Development	170	8,510
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	17	586
	E.ON SE	Multi-Utilities	1,080	11,940
	Evonik Industries AG	Chemicals	95	2,462
a	Fielmann AG	Specialty Retail	12	964
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	19	753
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	100	8,445
	Fresenius SE and Co. KGaA	Health Care Providers & Services	198	9,016
	Fuchs Petrolub SE	Chemicals	17	638
	GEA Group AG	Machinery	81	2,851
	Grenkeleasing AG	Consumer Finance	14	518
	Hannover Rueck SE	Insurance	29	4,496
	HeidelbergCement AG	Construction Materials	74	4,540
a	Hella GmbH & Co. KGaA	Auto Components	22	1,110
a	HelloFresh SE	Internet & Direct Marketing Retail	70	3,906
	Henkel AG & Co. KGaA	Household Products	50	4,685
	Hochtief AG	Construction & Engineering	10	779
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	640	18,098
	KION Group AG	Machinery	34	2,918
	Knorr-Bremse AG	Machinery	33	3,895
	Lanxess AG	Chemicals	41	2,353
	LEG Immobilien AG	Real Estate Management & Development	34	4,856
	Merck KGaA	Pharmaceuticals	63	9,201
	METRO AG	Food & Staples Retailing	86	859
	MTU Aero Engines AG	Aerospace & Defense	26	4,329
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	69	17,526
	Nemetschek AG	Software	27	1,979
a	Osram Licht AG	Electrical Equipment	15	894
a	ProSiebenSat.1 Media SE	Media	76	999
a	Puma SE	Textiles, Apparel & Luxury Goods	41	3,695
	Rational AG	Machinery	2	1,569
	Rheinmetall AG	Industrial Conglomerates	21	1,890
	RWE AG	Multi-Utilities	312	11,700
	SAP SE	Software	554	86,247
b	Scout24 AG, Reg S	Interactive Media & Services	52	4,543
	Siemens AG	Industrial Conglomerates	377	47,693
a	Siemens Energy AG	Electrical Equipment	190	5,111
	Siemens Healthineers AG	Health Care Equipment & Supplies	69	3,099
	Suedzucker AG	Food Products	42	813
	Symrise AG	Chemicals	62	8,579
a	Talanx AG	Insurance	26	839

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
a	TeamViewer AG	Software	60	$2,964
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	901
a	thyssenkrupp AG	Metals & Mining	217	1,097
	Traton SE	Machinery	26	518
	TUI AG	Hotels, Restaurants & Leisure	216	818
	Uniper SE	Independent Power and Renewable Electricity Producers	56	1,810
	United Internet AG	Diversified Telecommunication Services	53	2,030
a	Varta AG	Electrical Equipment	7	983
a	Volkswagen AG	Automobiles	17	2,974
	Vonovia SE	Real Estate Management & Development	278	19,097
	Wacker Chemie AG	Chemicals	8	778
a	Zalando SE	Internet & Direct Marketing Retail	79	7,402

				627,398

	Ireland 1.1%
a	AIB Group PLC	Banks	402	413
	CRH PLC	Construction Materials	389	14,061
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	60	9,502
	Glanbia PLC	Food Products	99	1,023
	Kerry Group	Food Products	76	9,759
a	Kingspan Group PLC	Building Products	74	6,742
	Smurfit Kappa Group PLC	Containers & Packaging	119	4,677

				46,177

	Italy 3.3%
	A2A SpA	Multi-Utilities	806	1,172
a	Amplifon SpA	Health Care Providers & Services	60	2,149
	Assicurazioni Generali SpA	Insurance	623	8,785
a	Atlantia SpA	Transportation Infrastructure	245	3,858
	Banca Mediolanum SpA	Diversified Financial Services	123	887
	Buzzi Unicem SpA	Construction Materials	33	769
	Buzzi Unicem SpA, di Risp	Construction Materials	23	303
	Davide Campari-Milano NV	Beverages	267	2,918
	DiaSorin SpA	Health Care Equipment & Supplies	11	2,217
	Enel SpA	Electric Utilities	3,841	33,412
	Eni SpA	Oil, Gas & Consumable Fuels	1,198	9,395
	Ferrari NV	Automobiles	60	11,022
a	FinecoBank Banca Fineco SpA	Banks	297	4,094
	Hera SpA	Multi-Utilities	362	1,338
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	158	1,749
a	Intesa Sanpaolo SpA	Banks	7,670	14,418
	Italgas Reti SpA	Gas Utilities	241	1,522
	Leonardo SpA	Aerospace & Defense	200	1,173
	Mediobanca Banca di Credito Finanziario SpA	Banks	374	2,938
a	Moncler SpA	Textiles, Apparel & Luxury Goods	94	3,856
a	Nexi SpA	IT Services	144	2,891
a	Pirelli & C SpA	Auto Components	191	820
b	Poste Italiane SpA, Reg S	Insurance	220	1,952
	Prysmian SpA	Electrical Equipment	117	3,408
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	47	2,411
	Snam SpA	Gas Utilities	1,071	5,512
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,454	2,187
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	2,841	1,149
	Tenaris SA	Energy Equipment & Services	238	1,189
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	679	4,757

202	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
a	UniCredit SpA	Banks	1,045	$8,633
	UnipolSai Assicurazioni SpA	Insurance	239	624

				143,508

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	108	732

	Luxembourg 0.1%
a	Eurofins Scientific SE	Life Sciences Tools & Services	6	4,752
a	RTL Group SA	Media	18	710

				5,462

	Netherlands 5.9%
	Aalberts NV	Machinery	47	1,699
	ABN AMRO Bank NV, GDR	Banks	194	1,627
a	Adyen NV	IT Services	13	23,972
	Aegon NV	Insurance	878	2,286
	Akzo Nobel NV	Chemicals	94	9,526
a	Altice Europe NV, A	Diversified Telecommunication Services	279	1,339
a	Altice Europe NV, B	Diversified Telecommunication Services	5	24
a	Argenx SE	Biotechnology	3	791
a	Argenx SE	Biotechnology	20	5,277
	ASM International NV	Semiconductors & Semiconductor Equipment	23	3,300
	ASML Holding NV	Semiconductors & Semiconductor Equipment	197	72,699
	ASR Nederland NV	Insurance	66	2,221
b	Euronext NV, Reg S	Capital Markets	30	3,761
	EXOR NV	Diversified Financial Services	52	2,834
a	Grandvision NV	Specialty Retail	27	755
	Heineken Holding NV	Beverages	53	4,130
	Heineken NV	Beverages	117	10,411
	IMCD Group NV	Trading Companies & Distributors	27	3,217
a	ING Groep NV	Banks	1,923	13,659
a	JDE Peet’s BV	Beverages	32	1,303
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	59	6,630
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	532	15,752
	Koninklijke DSM NV	Chemicals	85	14,014
	Koninklijke KPN NV	Diversified Telecommunication Services	1,646	3,874
a	Koninklijke Philips NV	Health Care Equipment & Supplies	448	21,119
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	33	1,860
	NN Group NV	Insurance	154	5,788
a	QIAGEN NV	Life Sciences Tools & Services	109	5,662
a	Randstad NV	Professional Services	54	2,820
a	Signify NV	Electrical Equipment	63	2,333
	Wolters Kluwer NV	Professional Services	132	11,275

				255,958

	Norway 1.0%
	Aker ASA	Diversified Financial Services	10	430
	Aker BP ASA	Oil, Gas & Consumable Fuels	55	858
a	DNB ASA	Banks	508	7,020
	Equinor ASA	Oil, Gas & Consumable Fuels	474	6,728
	Gjensidige Forsikring ASA	Insurance	84	1,700
	Leroy Seafood Group ASA	Food Products	140	802
	Mowi ASA	Food Products	209	3,705
a	Norsk Hydro ASA	Metals & Mining	667	1,835
	Orkla ASA	Food Products	372	3,752
a	Salmar ASA	Food Products	26	1,470

franklintempleton.com	Semiannual Report	203

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
a	Schibsted ASA, A	Media		39	$1,724
a	Schibsted ASA, B	Media		50	1,993
	Telenor ASA	Diversified Telecommunication Services		307	5,133
a	Tomra Systems ASA	Commercial Services & Supplies		57	2,450
	Yara International ASA	Chemicals		86	3,304

					42,904

	Poland 0.4%
a	Bank Pekao SA	Banks		73	950
a	CD Projekt SA	Entertainment		31	3,355
a	Cyfrowy Polsat SA	Media		138	964
a	Dino Polska SA	Food & Staples Retailing		25	1,473
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		52	464
a	KGHM Polska Miedz SA	Metals & Mining		65	1,984
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		353	586
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		155	1,838
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		897	1,171
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		405	2,222
a	Powszechny Zaklad Ubezpieczen SA	Insurance		270	1,731
a	Santander Bank Polska SA	Banks		16	590

					17,328

	Portugal 0.3%
	EDP- Energias de Portugal SA	Electric Utilities		1,373	6,754
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		258	2,394
	Jeronimo Martins SGPS SA	Food & Staples Retailing		121	1,945

					11,093

	Russian Federation 0.1%
	Evraz PLC	Metals & Mining		281	1,252
	Polymetal International PLC	Metals & Mining		167	3,647

					4,899

	Spain 3.6%
	Acciona SA	Electric Utilities		10	1,088
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		116	2,634
a	Aena SME SA	Transportation Infrastructure		34	4,757
	Amadeus IT Group SA	IT Services		210	11,719
	Banco Bilbao Vizcaya Argentaria SA	Banks		3,292	9,157
a	Banco Santander SA	Banks		8,098	15,190
	Bankia SA	Banks		600	874
	Bankinter SA	Banks		325	1,401
	CaixaBank SA	Banks		1,752	3,725
	Cellnex Telecom SA	Diversified Telecommunication Services		169	10,305
	Corporacion Mapfre SA	Insurance		505	792
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		81	1,343
	Enagas SA	Gas Utilities		120	2,772
	Endesa SA	Electric Utilities		157	4,203
	Ferrovial SA	Construction & Engineering		234	5,694
	Grifols SA	Biotechnology		163	4,700
	Iberdrola SA	Electric Utilities		2,934	36,160
	Industria de Diseno Textil SA	Specialty Retail		520	14,513
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	160	1,324
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	164	1,370
	Naturgy Energy Group SA	Gas Utilities		150	3,011
	Red Electrica Corp. SA	Electric Utilities		210	3,944

204	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Repsol SA	Oil, Gas & Consumable Fuels	700	$4,697
	Siemens Gamesa Renewable Energy SA	Electrical Equipment	108	2,924
	Telefonica SA	Diversified Telecommunication Services	2,349	8,090
	Zardoya Otis SA	Machinery	92	562

				156,949

	Sweden 5.5%
a	Alfa Laval AB	Machinery	150	3,332
	Assa Abloy AB, B	Building Products	452	10,611
	Atlas Copco AB	Machinery	185	7,756
	Atlas Copco AB, A	Machinery	311	14,900
	Boliden AB	Metals & Mining	133	3,963
	Castellum AB	Real Estate Management & Development	130	2,963
	Electrolux AB, B	Household Durables	112	2,620
	Elekta AB, B	Health Care Equipment & Supplies	176	2,223
	Epiroc AB, A	Machinery	305	4,435
	Epiroc AB, B	Machinery	189	2,633
	EQT AB	Capital Markets	102	1,985
	Ericsson, B	Communications Equipment	1,479	16,241
a	Essity AB, B	Household Products	301	10,184
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	66	4,386
a	Fastighets AB Balder, B	Real Estate Management & Development	48	2,441
	Hennes & Mauritz AB, B	Specialty Retail	434	7,504
a	Hexagon AB, B	Electronic Equipment, Instruments & Components	126	9,542
	Holmen AB, B	Paper & Forest Products	46	1,712
	Husqvarna AB, B	Household Durables	195	2,151
	ICA Gruppen AB	Food & Staples Retailing	38	1,933
a	Industrivarden AB, A	Diversified Financial Services	105	2,848
a	Industrivarden AB, C	Diversified Financial Services	80	2,135
	Investment AB Latour, B	Industrial Conglomerates	61	1,437
	Investor AB, A	Diversified Financial Services	74	4,812
	Investor AB, B	Diversified Financial Services	224	14,691
	Kinnevik AB, B	Diversified Financial Services	118	4,808
a	L E Lundbergforetagen AB, B	Diversified Financial Services	35	1,737
	Lifco AB, B	Industrial Conglomerates	22	1,710
	Lundin Energy AB	Oil, Gas & Consumable Fuels	94	1,875
a	Nibe Industrier AB	Building Products	147	3,796
a	Saab AB, B	Aerospace & Defense	45	1,330
a	Sandvik AB	Machinery	532	10,456
a	Securitas AB, B	Commercial Services & Supplies	152	2,331
a,b	Sinch AB, Reg S	Software	20	1,638
a	Skandinaviska Enskilda Banken AB, A	Banks	702	6,247
a	Skandinaviska Enskilda Banken AB, C	Banks	12	118
a	Skanska AB, B	Construction & Engineering	173	3,669
	SKF AB, B	Machinery	188	3,901
a	Svenska Cellulosa AB, A	Paper & Forest Products	12	176
a	Svenska Cellulosa AB, B	Paper & Forest Products	287	3,946
a	Svenska Handelsbanken AB, A	Banks	733	6,169
a	Svenska Handelsbanken AB, B	Banks	18	179
	SWECO AB, B	Construction & Engineering	33	1,835
a	Swedbank AB, A	Banks	493	7,753
	Swedish Match AB	Tobacco	76	6,223
a	Swedish Orphan Biovitrum AB	Biotechnology	86	2,082
	Tele2 AB, B	Wireless Telecommunication Services	265	3,754
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	26	310
	Telia Co. AB	Diversified Telecommunication Services	1,280	5,270

franklintempleton.com	Semiannual Report	205

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
a	Trelleborg AB, B	Machinery	117	$2,082
a	Volvo AB, A	Machinery	110	2,136
a	Volvo AB, B	Machinery	740	14,308

				239,277

	Switzerland 16.2%
	ABB Ltd.	Electrical Equipment	875	22,333
	Adecco Group AG	Professional Services	76	4,027
a	Alcon Inc.	Health Care Equipment & Supplies	226	12,865
	Baloise Holding AG	Insurance	22	3,245
	Banque Cantonale Vaudoise	Banks	13	1,324
	Barry Callebaut AG	Food Products	1	2,229
	Chocoladefabriken Lindt & Spruengli AG	Food Products	1	8,463
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	251	16,856
	Clariant AG	Chemicals	96	1,897
	Coca-Cola HBC AG	Beverages	96	2,373
	Credit Suisse Group AG	Capital Markets	1,159	11,661
	DKSH Holding AG	Professional Services	18	1,259
	EMS-Chemie Holding AG	Chemicals	4	3,598
a	Flughafen Zurich AG	Transportation Infrastructure	9	1,240
	Geberit AG	Building Products	17	10,099
	Georg Fischer AG	Machinery	2	2,088
	Givaudan AG	Chemicals	5	21,605
	Helvetia Holding AG	Insurance	17	1,449
	Julius Baer Group Ltd.	Capital Markets	106	4,531
	Kuehne + Nagel International AG	Marine	25	4,879
	LafargeHolcim Ltd., B	Construction Materials	254	11,609
	Logitech International SA	Technology Hardware, Storage & Peripherals	72	5,617
	Lonza Group AG	Life Sciences Tools & Services	37	22,899
	Nestle SA	Food Products	1,376	163,757
	Novartis AG	Pharmaceuticals	1,062	92,369
	OC Oerlikon Corp. AG	Machinery	103	824
	Partners Group Holding AG	Capital Markets	8	7,380
	PSP Swiss Property AG	Real Estate Management & Development	21	2,549
	Roche Holding AG	Pharmaceuticals	14	4,818
	Roche Holding AG	Pharmaceuticals	343	117,656
	Schindler Holding AG	Machinery	9	2,455
	Schindler Holding AG, PC	Machinery	20	5,475
	SGS SA	Professional Services	3	8,062
	SIG Combibloc Group AG	Containers & Packaging	141	2,838
	Sika AG	Chemicals	68	16,749
a	Sonova Holding AG	Health Care Equipment & Supplies	26	6,611
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	314	9,669
	Straumann Holding AG	Health Care Equipment & Supplies	5	5,061
	Sulzer AG	Machinery	8	645
	Swatch Group AG	Textiles, Apparel & Luxury Goods	14	3,275
	Swatch Group AG	Textiles, Apparel & Luxury Goods	21	946
	Swiss Life Holding AG	Insurance	16	6,069
	Swiss Prime Site AG	Real Estate Management & Development	37	3,367
	Swiss Re AG	Insurance	140	10,405
	Swisscom AG	Diversified Telecommunication Services	12	6,382
	Temenos AG	Software	30	4,051
	UBS Group AG	Capital Markets	1,653	18,532
b	VAT Group AG, Reg S	Machinery	13	2,492
	Vifor Pharma AG	Pharmaceuticals	25	3,412

206	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	Zurich Insurance Group AG	Insurance		74	$25,830

					709,825

	United Arab Emirates 0.0%†
a	NMC Health PLC	Health Care Providers & Services		60	—

	United Kingdom 21.5%
	3i Group PLC	Capital Markets		476	6,133
	Admiral Group PLC	Insurance		102	3,443
	Anglo American PLC	Metals & Mining		609	14,769
	Antofagasta PLC	Metals & Mining		168	2,223
	Ashmore Group PLC	Capital Markets		219	1,014
	Ashtead Group PLC	Trading Companies & Distributors		222	8,036
	Associated British Foods PLC	Food Products		170	4,104
	AstraZeneca PLC	Pharmaceuticals		649	70,957
	Auto Trader Group PLC	Interactive Media & Services		445	3,239
	Avast PLC	Software		274	1,867
	AVEVA Group PLC	Software		31	1,918
	Aviva PLC	Insurance		1,945	7,184
	B&M European Value Retail SA	Multiline Retail		425	2,718
	BAE Systems PLC	Aerospace & Defense		1,588	9,895
a	Barclays PLC	Banks		8,553	10,793
	Barratt Developments PLC	Household Durables		495	3,045
	Bellway PLC	Household Durables		59	1,793
	BHP Group PLC	Metals & Mining		1,028	21,979
	BP PLC	Oil, Gas & Consumable Fuels		9,816	28,578
	British American Tobacco PLC	Tobacco		1,128	40,504
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	443	1,932
	BT Group PLC	Diversified Telecommunication Services		4,301	5,470
	Bunzl PLC	Trading Companies & Distributors		165	5,348
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		198	3,978
	Centrica PLC	Multi-Utilities		2,883	1,494
a	CNH Industrial NV	Machinery		484	3,773
	Compass Group PLC	Hotels, Restaurants & Leisure		879	13,284
	ConvaTec Group PLC	Health Care Equipment & Supplies		790	1,826
	Croda International PLC	Chemicals		60	4,848
	DCC PLC	Industrial Conglomerates		48	3,728
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	48	1,595
	Diageo PLC	Beverages		1,132	38,781
	Direct Line Insurance Group PLC	Insurance		671	2,337
	DS Smith PLC	Containers & Packaging		633	2,412
	easyJet PLC	Airlines		115	746
	Experian PLC	Professional Services		447	16,874
	Ferguson PLC	Trading Companies & Distributors		111	11,210
a	Fiat Chrysler Automobiles NV	Automobiles		547	6,715
	Fresnillo PLC	Metals & Mining		93	1,439
	GlaxoSmithKline PLC	Pharmaceuticals		2,439	45,784
a	GVC Holdings PLC	Hotels, Restaurants & Leisure		287	3,614
	Halma PLC	Electronic Equipment, Instruments & Components		186	5,639
	Hargreaves Lansdown PLC	Capital Markets		174	3,514
	Hikma Pharmaceuticals PLC	Pharmaceuticals		83	2,783
a	Hiscox Ltd.	Insurance		166	1,917
	HomeServe PLC	Commercial Services & Supplies		132	2,109
	Howden Joinery Group PLC	Trading Companies & Distributors		269	2,054
	HSBC Holdings PLC	Banks		10,069	39,247
	IMI PLC	Machinery		136	1,846
	Imperial Brands PLC	Tobacco		467	8,256

franklintempleton.com	Semiannual Report	207

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	Informa PLC	Media		729	$3,548
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		89	4,711
	Intermediate Capital Group PLC	Capital Markets		139	2,144
	International Consolidated Airlines Group SA	Airlines		258	317
	International Consolidated Airlines Group SA	Airlines		267	328
	Intertek Group PLC	Professional Services		80	6,551
	ITV PLC	Media		1,805	1,578
	J Sainsbury PLC	Food & Staples Retailing		801	1,977
	JD Sports Fashion PLC	Specialty Retail		212	2,218
	Johnson Matthey PLC	Chemicals		93	2,834
	Kingfisher PLC	Specialty Retail		1,036	3,974
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	350	2,364
	Legal & General Group PLC	Insurance		2,934	7,144
a	Lloyds Banking Group PLC	Banks		34,814	11,862
	London Stock Exchange Group PLC	Capital Markets		155	17,786
	M&G PLC	Diversified Financial Services		1,294	2,668
	Meggitt PLC	Aerospace & Defense		374	1,245
a	Melrose Industries PLC	Electrical Equipment		2,388	3,566
	Mondi PLC	Paper & Forest Products		238	5,045
	National Grid PLC	Multi-Utilities		1,735	19,958
a	Natwest Group PLC	Banks		2,258	3,096
	Next PLC	Multiline Retail		62	4,769
a	Ocado Group PLC	Internet & Direct Marketing Retail		240	8,514
	Pearson PLC	Media		369	2,620
	Pennon Group PLC	Water Utilities		202	2,692
	Persimmon PLC	Household Durables		156	4,988
	Phoenix Group Holdings PLC	Insurance		281	2,500
	Prudential PLC	Insurance		1,283	18,395
	Quilter PLC	Capital Markets		878	1,455
	Reckitt Benckiser Group PLC	Household Products		311	30,396
	RELX PLC	Professional Services		918	20,484
a	Renishaw PLC	Electronic Equipment, Instruments & Components		17	1,235
a	Rentokil Initial PLC	Commercial Services & Supplies		921	6,377
	Rightmove PLC	Interactive Media & Services		428	3,468
	Rolls-Royce Holdings PLC	Aerospace & Defense		849	1,427
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		2,023	25,209
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		1,838	22,341
	RSA Insurance Group PLC	Insurance		507	2,961
	Schroders PLC	Capital Markets		55	1,916
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	579	6,979
	Severn Trent PLC	Water Utilities		117	3,689
	Smith & Nephew PLC	Health Care Equipment & Supplies		433	8,489
	Smiths Group PLC	Industrial Conglomerates		197	3,502
	Spirax-Sarco Engineering PLC	Machinery		36	5,150
	SSE PLC	Electric Utilities		512	7,996
	St. James’s Place Capital PLC	Capital Markets		262	3,153
a	Standard Chartered PLC	Banks		1,288	5,930
	Standard Life Aberdeen PLC	Capital Markets		1,094	3,196
	Tate & Lyle PLC	Food Products		235	2,021
	Taylor Wimpey PLC	Household Durables		1,759	2,466
	TechnipFMC PLC	Energy Equipment & Services		232	1,487
	Tesco PLC	Food & Staples Retailing		4,748	13,044
	The Berkeley Group Holdings PLC	Household Durables		58	3,170
	The Sage Group PLC	Software		538	5,013
	Travis Perkins PLC	Trading Companies & Distributors		123	1,727
	Unilever NV	Personal Products		717	43,301

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Unilever PLC	Personal Products	539	$33,280
	United Utilities Group PLC	Water Utilities	335	3,706
	Vodafone Group PLC	Wireless Telecommunication Services	13,302	17,658
	Weir Group PLC	Machinery	127	2,056
a	Whitbread PLC	Hotels, Restaurants & Leisure	98	2,692
	William Morrison Supermarkets PLC	Food & Staples Retailing	1,078	2,371
	WPP PLC	Media	578	4,543

				942,025

	Total Common Stocks and Other Equity Interests (Cost $4,866,560)			4,297,137

	Preferred Stocks 0.9%
	Germany 0.9%
d	Bayerische Motoren Werke AG, 5.396%, pfd.	Automobiles	28	1,533
d	Fuchs Petrolub SE, 2.236%, pfd.	Chemicals	32	1,628
d	Henkel AG & Co. KGaA, 2.071%, pfd.	Household Products	85	8,903
a	Porsche Automobil Holding SE, pfd.	Automobiles	77	4,596
d	Sartorius AG, 0.103%, pfd.	Health Care Equipment & Supplies	17	6,985
a	Volkswagen AG, pfd.	Automobiles	90	14,501

	Total Preferred Stocks (Cost $43,855)			38,146

	Short Term Investments 0.2%
	United States 0.2%
e,f	Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	11,429	11,429

	Total Investments (Cost $4,921,844) 99.4%			4,346,712
	Other Assets, less Liabilities 0.6%			24,752

	Net Assets 100.0%			$4,371,464

See Abbreviations on page 331.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $37,365, representing 0.9% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $12,029, representing 0.3% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

At September 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	1,017,800	$160,338	10/02/20	$2	$—
Danish Krone	BOFA	Sell	1,017,800	163,589	10/02/20	3,248	—
Euro	BOFA	Buy	631,933	741,022	10/02/20	15	—
Euro	BOFA	Buy	631,933	741,026	10/02/20	11	—
Euro	HSBK	Buy	631,933	741,025	10/02/20	12	—
Euro	BOFA	Sell	631,933	756,255	10/02/20	15,219	—
Euro	HSBK	Sell	631,933	756,254	10/02/20	15,218	—
Euro	UBSW	Sell	631,933	756,247	10/02/20	15,210	—
Great British Pound	DBAB	Buy	762,900	986,277	10/02/20	—	—
Great British Pound	DBAB	Sell	762,900	1,021,699	10/02/20	35,422	—
Norwegian Krone	BOFA	Buy	405,500	43,338	10/02/20	1	—
Norwegian Krone	BOFA	Sell	405,500	46,736	10/02/20	3,397	—
Polish Zloty	BOFA	Buy	75,500	19,528	10/02/20	—	(1)
Polish Zloty	BOFA	Sell	75,500	20,583	10/02/20	1,055	—
Swedish Krona	BOFA	Buy	1,930,800	215,729	10/02/20	3	—
Swedish Krona	BOFA	Sell	1,930,800	223,928	10/02/20	8,197	—
Swiss Franc	MSCO	Buy	631,300	687,129	10/02/20	—	—
Swiss Franc	MSCO	Sell	631,300	701,729	10/02/20	14,600	—
Danish Krone	BOFA	Sell	1,089,800	171,755	11/03/20	—	(16)
Euro	BOFA	Sell	633,900	743,814	11/03/20	—	(20)
Euro	HSBK	Sell	633,900	743,820	11/03/20	—	(14)
Euro	UBSW	Sell	633,900	743,814	11/03/20	—	(20)
Great British Pound	DBAB	Sell	764,000	987,855	11/03/20	—	(9)
Norwegian Krone	BOFA	Sell	423,200	45,230	11/03/20	—	(2)
Polish Zloty	BOFA	Sell	71,100	18,391	11/03/20	—	—
Swedish Krona	BOFA	Sell	2,184,000	244,094	11/03/20	—	(9)
Swiss Franc	MSCO	Sell	650,800	708,976	11/03/20	—	(7)

Total Forward Exchange Contracts						$111,610	$(98)

Net unrealized appreciation (depreciation)							$111,512

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	1	$37,454	12/18/20	$(1,496)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.34		$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.28		0.52	0.70	0.08

Net realized and unrealized gains (losses)	3.58		(4.47)	(1.48)	(0.01)

Total from investment operations	3.86		(3.95)	(0.78)	0.07

Less distributions from net investment income	(0.17)		(0.57)	(0.69)	(0.06)

Net asset value, end of period	$23.03		$19.34	$23.86	$25.33

Total return[d]	20.00%		(17.08)%	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	2.54%		2.14%	2.90%	0.78%

Supplemental data

Net assets, end of period (000’s)	$5,758		$8,702	$2,386	$2,533

Portfolio turnover rate[f]	1.57%	[g]	2.60% [g]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	1.57%	2.60%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 100.0%
	France 97.2%
a	Accor SA	Hotels, Restaurants & Leisure		740	$20,826
	Aeroports de Paris SA	Transportation Infrastructure		115	11,510
	Air Liquide SA	Chemicals		1,890	300,310
a	Airbus SE	Aerospace & Defense		2,255	164,133
b	ALD SA, 144A	Road & Rail		330	3,065
a	Alstom SA	Machinery		755	37,645
a	Amundi SA	Capital Markets		230	16,237
	Arkema SA	Chemicals		270	28,692
a	Atos SE	IT Services		385	31,061
	AXA SA	Insurance		7,810	144,483
	Biomerieux	Health Care Equipment & Supplies		175	27,458
a	BNP Paribas SA	Banks		4,395	159,639
	Bollore	Entertainment		4,005	14,972
	Bouygues SA	Construction & Engineering		860	29,871
a	Bureau Veritas SA	Professional Services		1,120	25,296
	Capgemini SE	IT Services		640	82,367
	Carrefour SA	Food & Staples Retailing		2,364	37,881
a	Casino Guichard-Perrachon SA	Food & Staples Retailing		220	5,353
	Cie Generale des Etablissements Michelin SCA	Auto Components		710	76,364
a	CNP Assurances	Insurance		605	7,577
a	Compagnie de Saint-Gobain	Building Products		1,980	83,610
	Covivio	Equity Real Estate Investment Trusts (REITs	)	205	14,448
a	Credit Agricole SA	Banks		4,685	41,050
	Danone SA	Food Products		2,435	157,675
a	Dassault Aviation SA	Aerospace & Defense		10	8,502
	Dassault Systemes	Software		535	100,222
	Edenred	IT Services		1,000	45,030
	EDF SA	Electric Utilities		2,070	21,910
a	Eiffage SA	Construction & Engineering		315	25,790
a	Engie SA	Multi-Utilities		6,725	90,059
a	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		1,195	162,763
a	Eurazeo SE	Diversified Financial Services		185	10,023
a	Faurecia SE	Auto Components		300	12,988
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	210	27,753
a	Getlink SE	Transportation Infrastructure		1,845	25,097
	Hermes International	Textiles, Apparel & Luxury Goods		125	107,913
	ICADE	Equity Real Estate Investment Trusts (REITs	)	130	7,305
	Iliad SA	Diversified Telecommunication Services		60	11,050
	Imerys SA	Construction Materials		160	5,959
a	Ingenico Group SA	Electronic Equipment, Instruments & Components		250	38,785
	Ipsen SA	Pharmaceuticals		140	14,702
a	JCDecaux SA	Media		300	5,196
	Kering SA	Textiles, Apparel & Luxury Goods		300	199,679
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	765	10,752
	L’Oreal SA	Personal Products		975	317,390
	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure		355	13,080
	Legrand SA	Electrical Equipment		1,085	86,747
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,015	475,382
a	Natixis SA	Capital Markets		3,370	7,597
	Orange SA	Diversified Telecommunication Services		7,760	80,842
a	Orpea	Health Care Providers & Services		200	22,764
	Pernod Ricard SA	Beverages		840	134,111
a	Peugeot SA	Automobiles		2,210	40,169
	Plastic Omnium SA	Auto Components		225	5,952
	Publicis Groupe	Media		923	29,851
	Remy Cointreau SA	Beverages		100	18,270
a	Renault SA	Automobiles		745	19,390

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
a	Rexel SA	Trading Companies & Distributors	1,220	$15,365
	Rubis SCA	Gas Utilities	385	15,458
a	Safran SA	Aerospace & Defense	1,305	129,219
	Sanofi	Pharmaceuticals	4,420	442,275
	Sartorius Stedim Biotech	Life Sciences Tools & Services	100	34,546
	Schneider Electric SE	Electrical Equipment	2,135	265,508
a	SCOR SE	Insurance	635	17,618
	SEB SA	Household Durables	110	17,917
a	Societe Generale SA	Banks	3,145	41,741
	Sodexo SA	Hotels, Restaurants & Leisure	355	25,402
	Suez SA	Multi-Utilities	1,505	27,893
	Teleperformance	Professional Services	235	72,641
	Thales SA	Aerospace & Defense	405	30,471
	Total SE	Oil, Gas & Consumable Fuels	9,860	337,620
a	Ubisoft Entertainment SA	Entertainment	380	34,339
	Valeo SA	Auto Components	970	29,859
	Veolia Environnement SA	Multi-Utilities	2,040	44,065
	Vinci SA	Construction & Engineering	1,885	158,091
	Vivendi SA	Entertainment	3,250	90,705
	Wendel SE	Diversified Financial Services	110	9,990
a,c	Worldline SA, Reg S	IT Services	595	48,925

				5,594,194

	Luxembourg 0.7%
a	Eurofins Scientific SE	Life Sciences Tools & Services	50	39,600

	Netherlands 0.5%
c	Euronext NV, Reg S	Capital Markets	250	31,339

	Switzerland 1.4%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,580	79,448

	United Kingdom 0.2%
	TechnipFMC PLC	Energy Equipment & Services	1,845	11,822

	Total Investments (Cost $6,769,283) 100.0%			5,756,403
	Other Assets, less Liabilities 0.0%†			1,134

	Net Assets 100.0%			$5,757,537

See Abbreviations on page 331.

†Rounds to less than 0.1% of net assets.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2020, the value of this security was $3,065, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $80,264, representing 1.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.73		$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.57		0.52	0.53	0.05

Net realized and unrealized gains (losses)	5.70		(3.92)	(3.83)	(1.00)

Total from investment operations	6.27		(3.40)	(3.30)	(0.95)

Less distributions from net investment income	(0.24)		(0.57)	(0.60)	—

Net asset value, end of period	$22.76		$16.73	$20.70	$24.60

Total return[d]	37.63%		(17.00)%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	5.44%		2.46%	2.44%	0.52%

Supplemental data

Net assets, end of period (000’s)	$7,967		$4,182	$4,140	$2,460

Portfolio turnover rate[f]	3.41%	[g]	5.74% [g]	10.75%	1.75%
aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.41%	5.74%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 94.3%
	Germany 93.3%
	1&1 Drillisch AG	Wireless Telecommunication Services	259	$5,745
a	Adidas AG	Textiles, Apparel & Luxury Goods	1,127	364,887
	Allianz SE	Insurance	2,436	467,393
a	Aroundtown SA	Real Estate Management & Development	7,014	35,285
	BASF SE	Chemicals	5,362	326,837
	Bayer AG	Pharmaceuticals	5,761	360,143
	Bayerische Motoren Werke AG	Automobiles	1,883	136,880
	Bechtle AG	IT Services	161	32,643
	Beiersdorf AG	Personal Products	588	66,883
	Brenntag AG	Trading Companies & Distributors	910	57,944
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	217	27,482
a	Commerzbank AG	Banks	6,083	29,910
	Continental AG	Auto Components	637	69,081
	Covestro AG	Chemicals	1,001	49,711
a	CTS Eventim AG & Co. KGaA	Entertainment	343	16,604
	Daimler AG	Automobiles	4,725	255,069
a	Delivery Hero SE	Internet & Direct Marketing Retail	826	95,040
a	Deutsche Bank AG	Capital Markets	11,991	101,100
	Deutsche Boerse AG	Capital Markets	1,078	189,365
a	Deutsche Lufthansa AG	Airlines	1,757	15,164
	Deutsche Post AG	Air Freight & Logistics	5,719	260,878
	Deutsche Telekom AG	Diversified Telecommunication Services	18,928	317,180
	Deutsche Wohnen AG	Real Estate Management & Development	2,030	101,623
a,b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	203	6,997
	E.ON SE	Multi-Utilities	12,698	140,386
	Evonik Industries AG	Chemicals	1,113	28,844
a	Fielmann AG	Specialty Retail	140	11,246
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	210	8,319
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,190	100,501
	Fresenius SE and Co. KGaA	Health Care Providers & Services	2,359	107,415
	Fuchs Petrolub SE	Chemicals	189	7,092
	GEA Group AG	Machinery	973	34,241
	Grenkeleasing AG	Consumer Finance	154	5,696
	Hannover Rueck SE	Insurance	350	54,259
	HeidelbergCement AG	Construction Materials	875	53,684
a	Hella GmbH & Co. KGaA	Auto Components	259	13,066
a	HelloFresh SE	Internet & Direct Marketing Retail	826	46,086
	Henkel AG & Co. KGaA	Household Products	595	55,748
	Hochtief AG	Construction & Engineering	112	8,727
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	7,623	215,567
	KION Group AG	Machinery	413	35,441
	Knorr-Bremse AG	Machinery	385	45,436
	Lanxess AG	Chemicals	490	28,127
	LEG Immobilien AG	Real Estate Management & Development	406	57,988
	Merck KGaA	Pharmaceuticals	756	110,417
	METRO AG	Food & Staples Retailing	987	9,861
	MTU Aero Engines AG	Aerospace & Defense	308	51,287
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	819	208,023
	Nemetschek AG	Software	315	23,087
a	Osram Licht AG	Electrical Equipment	168	10,016
a	ProSiebenSat.1 Media SE	Media	917	12,049
a	Puma SE	Textiles, Apparel & Luxury Goods	476	42,902
	Rational AG	Machinery	19	14,906
	Rheinmetall AG	Industrial Conglomerates	252	22,683
	RWE AG	Multi-Utilities	3,689	138,343
	SAP SE	Software	6,580	1,024,381

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
c	Scout24 AG, Reg S	Interactive Media & Services	602	$52,592
	Siemens AG	Industrial Conglomerates	4,480	566,745
a	Siemens Energy AG	Electrical Equipment	2,240	60,415
	Siemens Healthineers AG	Health Care Equipment & Supplies	819	36,783
	Suedzucker AG	Food Products	441	8,533
	Symrise AG	Chemicals	742	102,673
a	Talanx AG	Insurance	308	9,940
a	TeamViewer AG	Software	714	35,266
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	3,892	9,990
a	thyssenkrupp AG	Metals & Mining	2,702	13,663
	Traton SE	Machinery	280	5,575
	Uniper SE	Independent Power and Renewable Electricity Producers	644	20,813
	United Internet AG	Diversified Telecommunication Services	630	24,136
a	Varta AG	Electrical Equipment	84	11,801
a	Volkswagen AG	Automobiles	189	33,067
	Vonovia SE	Real Estate Management & Development	3,318	227,926
	Wacker Chemie AG	Chemicals	91	8,846
a	Zalando SE	Internet & Direct Marketing Retail	938	87,886

				7,432,318

	Luxembourg 0.1%
a	RTL Group SA	Media	217	8,555

	Netherlands 0.9%
a	QIAGEN NV	Life Sciences Tools & Services	1,295	67,273

	Total Common Stocks (Cost $7,465,109)			7,508,146

	Preferred Stocks 5.7%
	Germany 5.7%
d	Bayerische Motoren Werke AG, 5.396%, pfd.	Automobiles	336	18,400
d	Fuchs Petrolub SE, 2.236%, pfd.	Chemicals	406	20,653
d	Henkel AG & Co. KGaA, 2.071%, pfd.	Household Products	1,022	107,046
a	Porsche Automobil Holding SE	Automobiles	896	53,480
d	Sartorius AG, 0.103%, pfd.	Health Care Equipment & Supplies	201	82,590
a	Volkswagen AG	Automobiles	1,071	172,562
	Total Preferred Stocks (Cost $449,171)			454,731

	Total Investments (Cost $7,914,280) 100.0%			7,962,877
	Other Assets, less Liabilities 0.0%†			3,674

	Net Assets 100.0%			$7,966,551

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $6,997, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $52,592, representing 0.7% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.58		$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.50		0.77	0.66	0.16

Net realized and unrealized gains (losses)	1.98		(6.25)	0.59	0.78

Total from investment operations	2.48		(5.48)	1.25	0.94

Less distributions from net investment income	(0.25)		(0.76)	(0.60)	(0.07)

Net asset value, end of period	$22.81		$20.58	$26.82	$26.17

Total return[d]	12.09%		(20.90)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	4.39%		3.10%	2.67%	1.49%

Supplemental data

Net assets, end of period (000’s)	$17,109		$15,433	$20,118	$7,852

Portfolio turnover rate[f]	10.37%	[g]	5.99% [g]	5.33%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.37%	5.99%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.3%
	Cambodia 0.4%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure		56,000	$66,550

	China 7.5%
	AAC Technologies Holdings, Inc.	Electronic Equipment, Instruments & Components		14,000	75,419
	Budweiser Brewing Co. APAC Ltd.	Beverages		61,000	177,097
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		90,000	12,658
	Chow Tai Fook Jewellery Group Ltd.	Specialty Retail		63,000	82,103
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		105,000	14,903
	Kerry Logistics Network Ltd.	Air Freight & Logistics		21,000	37,827
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		50,000	36,129
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals		270,000	178,026
	Microport Scientific Corp.	Health Care Equipment & Supplies		17,000	67,452
	Minth Group Ltd.	Auto Components		25,050	108,765
a	MMG Ltd.	Metals & Mining		80,000	19,923
	Shui On Land Ltd.	Real Estate Management & Development		125,000	15,806
	SITC International Holdings Co. Ltd.	Marine		45,000	62,129
	Sun Art Retail Group Ltd.	Food & Staples Retailing		80,000	88,258
	Tingyi Cayman Islands Holding Corp.	Food Products		70,000	123,381
	Towngas China Co. Ltd.	Gas Utilities		40,000	16,465
	Uni-President China Holdings Ltd.	Food Products		40,000	36,542
	Want Want China Holdings Ltd.	Food Products		195,000	135,368

					1,288,251

	Hong Kong 84.2%
	AIA Group Ltd.	Insurance		341,400	3,343,517
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		11,000	111,845
	BOC Hong Kong (Holdings) Ltd.	Banks		130,000	342,194
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		12,000	25,270
a	Cathay Pacific Airways Ltd.	Airlines		35,000	24,161
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	70,000	34,684
	CK Asset Holdings Ltd.	Real Estate Management & Development		97,500	474,919
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		95,000	571,226
	CK Infrastructure Holdings Ltd.	Electric Utilities		23,500	109,616
	CLP Holdings Ltd.	Electric Utilities		60,000	557,419
	Dah Sing Financial Group	Banks		6,000	14,415
a,b,c	ESR Cayman Ltd., Reg S, 144A	Real Estate Management & Development		46,000	142,748
	Guotai Junan International Holdings Ltd.	Capital Markets		90,000	11,961
	Haitong International Securities Group Ltd.	Capital Markets		90,000	21,484
	Hang Lung Group Ltd.	Real Estate Management & Development		32,000	72,754
	Hang Lung Properties Ltd.	Real Estate Management & Development		72,000	181,905
	Hang Seng Bank Ltd.	Banks		26,000	382,787
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		50,000	184,194
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		374,550	536,452
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		45,500	2,124,116
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		42,000	155,820
	Huabao International Holdings Ltd.	Chemicals		30,000	27,135
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		40,000	6,142
	Hysan Development Co. Ltd.	Real Estate Management & Development		23,000	68,703
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		7,500	297,600
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		6,500	128,765
	Johnson Electric Holdings Ltd.	Auto Components		12,500	27,129
	JS Global Lifestyle Co. Ltd.	Household Durables		32,500	58,290
	Kerry Properties Ltd.	Real Estate Management & Development		22,500	57,426
a	Lifestyle International Holdings Ltd.	Multiline Retail		17,500	14,271
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	74,000	601,548
	Man Wah Holdings Ltd.	Household Durables		52,000	68,841
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		29,000	50,741

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	MTR Corp. Ltd.	Road & Rail	52,500	$259,113
	New World Development Co. Ltd.	Real Estate Management & Development	55,000	266,129
a	Pacific Century Premium Developments Ltd.	Real Estate Management & Development	15,120	3,960
	PCCW Ltd.	Diversified Telecommunication Services	150,000	89,419
	Power Assets Holdings Ltd.	Electric Utilities	49,000	256,697
a	Sa Sa International Holdings Ltd.	Specialty Retail	40,000	6,916
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	32,723
	Shun Tak Holdings Ltd.	Industrial Conglomerates	70,000	22,400
	Sino Land Co. Ltd.	Real Estate Management & Development	120,000	139,355
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	50,500	643,794
	Swire Pacific Ltd., A	Real Estate Management & Development	18,000	86,400
	Swire Properties Ltd.	Real Estate Management & Development	38,000	100,026
	Techtronic Industries Co. Ltd.	Machinery	45,000	589,936
	The Bank of East Asia Ltd.	Banks	46,000	84,521
	The Wharf Holdings Ltd.	Real Estate Management & Development	55,000	109,432
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	270,000	38,323
	Vinda International Holdings Ltd.	Household Products	9,000	29,497
	Vitasoy International Holdings Ltd.	Food Products	30,000	116,323
c	WH Group Ltd., Reg S	Food Products	302,500	245,123
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	60,000	243,871
	Xinyi Glass Holdings Ltd.	Auto Components	80,000	160,826
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	25,000	40,387

				14,395,249

	Indonesia 0.1%
	First Pacific Co. Ltd.	Diversified Financial Services	80,000	21,677

	Italy 0.4%
a	PRADA SpA	Textiles, Apparel & Luxury Goods	18,500	72,090

	Luxembourg 0.2%
	L’Occitane International SA	Personal Products	16,250	28,306

	Macau 6.1%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	77,000	516,148
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	50,000	6,774
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	26,000	32,240
	Sands China Ltd.	Hotels, Restaurants & Leisure	86,000	331,239
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	65,000	76,574
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	52,000	82,932

				1,045,907

	Singapore 0.3%
	BOC Aviation Ltd.	Trading Companies & Distributors	7,500	51,000

	Taiwan 0.1%
a	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	35,000	13,594

	Total Investments (Cost $18,713,220) 99.3%			16,982,624
	Other Assets, less Liabilities 0.7%			126,001

	Net Assets 100.0%			$17,108,625

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $142,748, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $387,871, representing 2.3% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	4	$120,852	12/30/20	$(284)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$15.98		$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.09		0.26	0.29	0.09

Net realized and unrealized gains (losses)	6.12		(7.43)	0.53	(1.07)

Total from investment operations	6.21		(7.17)	0.82	(0.98)

Less distributions from net investment income	(0.12)		(0.21)	(0.20)	—

Net asset value, end of period	$22.07		$15.98	$23.36	$22.74

Total return[d]	39.01%		(30.98)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%		0.19%	0.19%	0.19%

Net investment income	0.88%		1.20%	1.33%	2.78%

Supplemental data

Net assets, end of period (000’s)	$12,141		$ 8,790	$7,007	$ 2,274

Portfolio turnover rate[f]	18.16%	[g]	36.55% [g]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	9.72%	3.83%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE India ETF

		Industry		Shares	Value

	Common Stocks 100.7%
	India 100.7%
[a]	3M India Ltd.	Industrial Conglomerates		44	$10,918
	ABB India Ltd.	Electrical Equipment		1,034	12,046
	ACC Ltd.	Construction Materials		1,111	20,983
	Adani Enterprises Ltd.	Trading Companies & Distributors		5,313	21,395
[a]	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers		7,931	79,288
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		15,378	71,231
[a]	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		18,546	9,276
[a]	Aditya Birla Capital Ltd.	Diversified Financial Services		11,110	9,366
	Alkem Laboratories Ltd.	Pharmaceuticals		495	18,638
	Ambuja Cements Ltd.	Construction Materials		13,871	40,797
	Ashok Leyland Ltd.	Machinery		24,948	25,158
	Asian Paints Ltd.	Chemicals		6,644	178,878
[a]	AU Small Finance Bank Ltd.	Banks		3,025	26,829
	Aurobindo Pharma Ltd.	Pharmaceuticals		5,357	57,832
[a]	Avenue Supermarts Ltd.	Food & Staples Retailing		3,003	89,673
[a]	Axis Bank Ltd.	Banks		45,760	263,377
	Bajaj Auto Ltd.	Automobiles		1,672	65,291
	Bajaj Finance Ltd.	Consumer Finance		3,905	173,528
	Bajaj Finserv Ltd.	Insurance		770	61,078
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		539	17,635
	Balkrishna Industries Ltd.	Auto Components		1,628	32,591
[a]	Bandhan Bank Ltd.	Banks		15,939	58,977
[a]	Bank of Baroda	Banks		18,689	10,398
[a]	Bank of India	Banks		6,809	3,751
	Bata India Ltd.	Textiles, Apparel & Luxury Goods		770	13,759
	Bayer Cropscience Ltd.	Chemicals		231	18,445
	Berger Paints India Ltd.	Chemicals		4,708	37,247
	Bharat Electronics Ltd.	Aerospace & Defense		14,377	18,658
	Bharat Forge Ltd.	Auto Components		4,037	24,488
	Bharat Heavy Electricals Ltd.	Electrical Equipment		18,216	7,222
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		20,240	96,852
	Bharti Airtel Ltd.	Wireless Telecommunication Services		34,815	198,636
	Bharti Infratel Ltd.	Diversified Telecommunication Services		17,358	41,242
[a]	Biocon Ltd.	Biotechnology		6,589	39,982
	Bosch Ltd.	Auto Components		154	28,659
	Britannia Industries Ltd.	Food Products		1,474	75,881
	Cadila Healthcare Ltd.	Pharmaceuticals		4,972	26,622
[a]	Canara Bank Ltd.	Banks		5,841	7,034
	Castrol India Ltd.	Chemicals		9,801	14,526
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		5,005	16,902
	Cipla Ltd.	Pharmaceuticals		7,469	78,425
	Coal India Ltd.	Oil, Gas & Consumable Fuels		31,306	49,221
	Colgate-Palmolive India Ltd.	Personal Products		1,661	32,272
	Container Corp. of India Ltd.	Road & Rail		4,488	22,200
	Coromandel International Ltd.	Chemicals		1,617	16,938
	Cummins India Ltd.	Machinery		1,694	10,222
	Dabur India Ltd.	Personal Products		10,714	74,140
[a]	Dalmia Bharat Ltd.	Construction Materials		913	9,670
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		1,848	76,343
	DLF Ltd.	Real Estate Management & Development		12,012	24,853
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		1,837	129,168
	Eicher Motors Ltd.	Automobiles		2,706	80,791
	Emami Ltd.	Personal Products		2,684	12,780
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	6,000	29,340
	Exide Industries Ltd.	Auto Components		5,423	12,121
[a]	Federal Bank Ltd.	Banks		29,821	19,644

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
a	Future Retail Ltd.	Multiline Retail	4,774	$5,830
	GAIL India Ltd.	Gas Utilities	25,542	30,049
	Gillette India Ltd.	Personal Products	154	11,147
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	858	18,318
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	2,860	18,709
a	GMR Infrastructure Ltd.	Transportation Infrastructure	31,416	9,815
	Godrej Consumer Products Ltd.	Personal Products	7,370	72,416
a	Godrej Industries Ltd.	Industrial Conglomerates	1,485	8,281
a	Godrej Properties Ltd.	Real Estate Management & Development	1,309	15,266
	Grasim Industries Ltd.	Construction Materials	6,809	68,681
	Gujarat Gas Ltd.	Gas Utilities	3,520	14,714
	Havell’s India Ltd.	Electrical Equipment	4,851	44,568
	HCL Technologies Ltd.	IT Services	21,923	241,159
b,c	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	968	29,781
a	HDFC Life Insurance Co. Ltd.	Insurance	13,046	98,915
a,d	Hemisphere Properties India Ltd.	Diversified Telecommunication Services	2,002	4,526
	Hero Motocorp Ltd.	Automobiles	2,145	91,501
	Hindalco Industries Ltd.	Metals & Mining	20,702	49,174
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	12,925	31,647
	Hindustan Unilever Ltd.	Household Products	17,908	502,009
	Hindustan Zinc Ltd.	Metals & Mining	4,697	13,366
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	34,947	824,201
a	ICICI Bank Ltd.	Banks	31,350	150,737
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	4,048	71,298
c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	6,446	36,773
a	IDFC First Bank Ltd.	Banks	56,177	22,804
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	6,534	13,917
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	45,815	45,890
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	396	7,428
	Indraprastha Gas Ltd.	Gas Utilities	7,073	37,081
	Info Edge India Ltd.	Interactive Media & Services	1,353	66,654
	Infosys Ltd.	IT Services	72,578	991,824
a,c	InterGlobe Aviation Ltd., Reg S	Airlines	1,947	32,963
	IPCA Laboratories Ltd.	Pharmaceuticals	1,012	29,716
	ITC Ltd.	Tobacco	59,620	138,747
a	Jindal Steel & Power Ltd.	Metals & Mining	7,986	20,225
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	7,425	5,676
	JSW Steel Ltd.	Metals & Mining	20,163	75,905
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,463	46,487
	Kansai Nerolac Paints Ltd.	Chemicals	2,618	17,769
	L&T Finance Holdings Ltd.	Diversified Financial Services	10,406	8,759
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services	660	22,753
	Larsen & Toubro Ltd.	Construction & Engineering	8,580	104,849
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	5,192	19,408
	Lupin Ltd.	Pharmaceuticals	4,576	62,481
a	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	11,935	19,913
	Mahindra & Mahindra Ltd.	Automobiles	13,475	111,025
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	4,070	1,418
	Marico Ltd.	Personal Products	9,460	46,543
	Maruti Suzuki India Ltd.	Automobiles	2,497	228,224
	Motherson Sumi Systems Ltd.	Auto Components	20,504	31,918
	Mphasis Ltd.	IT Services	1,562	29,289
	MRF Ltd.	Auto Components	33	26,645
	Muthoot Finance Ltd.	Consumer Finance	1,947	29,875
	Nestle India Ltd.	Food Products	528	113,920

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	46,233	$12,658
	Nippon Life India Asset Management Ltd.	Capital Markets	2,970	10,551
	NMDC Ltd.	Metals & Mining	15,851	17,671
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	58,850	67,879
a	Oberoi Realty Ltd.	Real Estate Management & Development	1,903	10,168
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	61,017	57,271
	Oil India Ltd.	Oil, Gas & Consumable Fuels	5,654	6,843
	Oracle Financial Services Software Ltd.	Software	462	19,240
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	99	28,629
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	11,759	35,167
	PI Industries Ltd.	Chemicals	1,287	34,390
	Pidilite Industries Ltd.	Chemicals	2,629	51,107
	Piramal Enterprises Ltd.	Pharmaceuticals	2,189	37,190
	Power Finance Corp. Ltd.	Diversified Financial Services	15,488	18,095
	Power Grid Corp. of India Ltd.	Electric Utilities	39,611	87,216
a	Punjab National Bank Ltd.	Banks	19,327	7,479
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	2,750	16,663
c	RBL Bank Ltd., Reg S	Banks	7,612	17,529
	REC Ltd.	Diversified Financial Services	14,990	20,134
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	62,766	1,900,803
	SBI Cards & Payment Services Ltd.	Consumer Finance	2,772	31,845
a	SBI Life Insurance Co. Ltd.	Insurance	7,150	78,637
	Shree Cement Ltd.	Construction Materials	198	54,363
	Shriram Transport Finance Co. Ltd.	Consumer Finance	3,773	31,673
	Siemens Ltd.	Industrial Conglomerates	1,727	29,599
	SRF Ltd.	Chemicals	352	19,704
a	State Bank of India	Banks	36,069	90,637
a	Steel Authority of India Ltd.	Metals & Mining	20,020	9,158
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	21,967	149,002
	Sun TV Network Ltd.	Media	1,738	10,969
	Tata Communications Ltd.	Diversified Telecommunication Services	1,375	15,793
	Tata Consultancy Services Ltd.	IT Services	18,931	639,492
	Tata Consumer Products Ltd.	Food Products	7,942	53,817
a	Tata Motors Ltd.	Automobiles	25,135	45,412
a	Tata Motors Ltd., A	Automobiles	7,458	6,348
	Tata Power Co. Ltd.	Electric Utilities	23,023	16,632
	Tata Steel Ltd.	Metals & Mining	7,887	38,457
	Tech Mahindra Ltd.	IT Services	9,999	107,302
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	6,809	110,870
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	858	32,561
	Torrent Power Ltd.	Electric Utilities	2,849	12,100
	Trent Ltd.	Multiline Retail	3,663	33,358
	TVS Motor Co. Ltd.	Automobiles	2,739	17,385
	UltraTech Cement Ltd.	Construction Materials	2,310	126,789
a	Union Bank of India Ltd.	Banks	10,505	3,467
	United Breweries Ltd.	Beverages	1,397	18,107
a	United Spirits Ltd.	Beverages	5,830	40,762
	UPL Ltd.	Chemicals	10,835	73,854
	Vedanta Ltd.	Metals & Mining	32,384	60,089
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	162,250	21,001
	Voltas Ltd.	Construction & Engineering	2,662	24,547
	Whirlpool of India Ltd.	Household Durables	616	18,341
	Wipro Ltd.	IT Services	26,554	112,849
a	Yes Bank Ltd.	Banks	31,573	5,627
	Zee Entertainment Enterprises Ltd.	Media	16,764	47,465

	Total Investments (Cost $11,121,725) 100.7%			12,220,899
	Other Assets, less Liabilities (0.7)%			(79,934)

	Net Assets 100.0%			$12,140,965

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

See Abbreviations on page 331.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $101,079, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $211,097, representing 1.7% of net assets.

dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.61		$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.31		0.90	0.46	0.11

Net realized and unrealized gains (losses)	3.16		(5.52)	(2.99)	0.70

Total from investment operations	3.47		(4.62)	(2.53)	0.81

Less distributions from net investment income	(0.40)		(0.90)	(0.61)	(0.05)

Net asset value, end of period	$20.68		$17.61	$23.13	$26.27

Total return[d]	19.81%		(20.84)%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	3.07%		3.85%	2.05%	1.01%

Supplemental data

Net assets, end of period (000’s)	$3,101		$2,641	$10,410	$2,627

Portfolio turnover rate[f]	7.50%	[g]	9.89% [g]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	7.50%	9.89%	—%	—%

226	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Italy 91.4%
	A2A SpA	Multi-Utilities	16,704	$24,289
a	Amplifon SpA	Health Care Providers & Services	1,314	47,073
	Assicurazioni Generali SpA	Insurance	9,681	136,513
a	Atlantia SpA	Transportation Infrastructure	5,319	83,767
	Banca Mediolanum SpA	Diversified Financial Services	2,781	20,056
	Buzzi Unicem SpA	Construction Materials	777	18,118
	Buzzi Unicem SpA, di Risp	Construction Materials	435	5,723
	Davide Campari-Milano NV	Beverages	6,039	65,994
	DiaSorin SpA	Health Care Equipment & Supplies	242	48,782
	Enel SpA	Electric Utilities	70,959	617,253
	Eni SpA	Oil, Gas & Consumable Fuels	23,106	181,213
	Ferrari NV	Automobiles	1,149	211,066
a	FinecoBank Banca Fineco SpA	Banks	6,483	89,365
	Hera SpA	Multi-Utilities	7,629	28,198
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	3,522	38,988
a	Intesa Sanpaolo SpA	Banks	144,525	271,672
	Italgas Reti SpA	Gas Utilities	5,337	33,702
	Leonardo SpA	Aerospace & Defense	4,293	25,171
	Mediobanca Banca di Credito Finanziario SpA	Banks	8,319	65,341
a	Moncler SpA	Textiles, Apparel & Luxury Goods	2,076	85,156
a	Nexi SpA	IT Services	3,132	62,877
a	Pirelli & C SpA	Auto Components	4,269	18,332
b	Poste Italiane SpA, Reg S	Insurance	4,929	43,743
	Prysmian SpA	Electrical Equipment	2,586	75,327
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,044	53,549
	Snam SpA	Gas Utilities	20,418	105,087
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	115,128	46,172
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	65,198	26,362
	Tenaris SA	Energy Equipment & Services	5,052	25,243
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	13,968	97,852
a	UniCredit SpA	Banks	20,367	168,258
	UnipolSai Assicurazioni SpA	Insurance	5,433	14,182

				2,834,424

	Netherlands 2.0%
	EXOR NV	Diversified Financial Services	1,125	61,318

	United Kingdom 6.5%
a	CNH Industrial NV	Machinery	10,638	82,931
a	Fiat Chrysler Automobiles NV	Automobiles	9,795	120,237

				203,168

	Total Investments (Cost $3,422,976) 99.9%			3,098,910
	Other Assets, less Liabilities 0.1%			2,499

	Net Assets 100.0%			$3,101,409

See Abbreviaitions on page 331.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $82,731, representing 2.7% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.93		$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.22		0.56	0.59	0.44

Net realized and unrealized gains (losses)	4.09		(2.22)	(2.76)	0.37

Total from investment operations	4.31		(1.66)	(2.17)	0.81

Less distributions from net investment income	(0.21)		(0.59)	(0.34)	(0.03)

Net asset value, end of period	$26.03		$21.93	$24.18	$26.69

Total return[d]	19.65%		(7.15)%	(8.10)%	3.11%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%	0.09%	—%

Net investment income	1.78%		2.30%	2.39%	4.07%

Supplemental data

Net assets, end of period (000’s)	$452,844		$315,851	$290,205	$96,082

Portfolio turnover rate[f]	3.64%	[g]	4.59% [g]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.64%	4.59%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Japan ETF

		Industry		Shares	Value
	Common Stocks 99.1%
	Japan 99.1%
	ABC-Mart Inc.	Specialty Retail		2,900	$150,317
	Acom Co. Ltd.	Consumer Finance		43,500	187,553
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	29	109,784
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	29	85,464
	Advantest Corp.	Semiconductors & Semiconductor Equipment		23,200	1,118,999
	AEON Co. Ltd.	Food & Staples Retailing		81,200	2,174,464
	AEON Financial Service Co. Ltd.	Consumer Finance		14,500	130,944
	AEON Mall Co. Ltd.	Real Estate Management & Development		14,500	202,805
	AGC Inc.	Building Products		20,300	590,552
	Aica Kogyo Co. Ltd.	Building Products		5,800	205,003
	AIN Holdings Inc.	Food & Staples Retailing		2,900	202,255
	Air Water Inc.	Chemicals		20,300	273,155
	Aisin Seiki Co. Ltd.	Auto Components		20,300	644,414
	Ajinomoto Co. Inc.	Food Products		58,000	1,186,601
	Alfresa Holdings Corp.	Health Care Providers & Services		20,300	442,049
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		23,200	309,539
	Amada Co. Ltd.	Machinery		37,700	350,814
	Amano Corp.	Electronic Equipment, Instruments & Components		8,700	201,568
a	ANA Holdings Inc.	Airlines		11,600	267,109
	Anritsu Corp.	Electronic Equipment, Instruments & Components		17,400	394,563
	Aozora Bank Ltd.	Banks		14,500	239,491
	Ariake Japan Co. Ltd.	Food Products		2,100	141,884
	As One Corp.	Health Care Providers & Services		1,500	214,489
	Asahi Group Holdings Ltd.	Beverages		49,300	1,707,958
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		23,200	725,481
	Asahi Kasei Corp.	Chemicals		145,000	1,256,813
	Asics Corp.	Textiles, Apparel & Luxury Goods		20,300	281,618
	ASKUL Corp.	Internet & Direct Marketing Retail		2,900	117,753
	Astellas Pharma Inc.	Pharmaceuticals		214,600	3,186,565
	Azbil Corp.	Electronic Equipment, Instruments & Components		14,500	538,615
	Bandai Namco Holdings Inc.	Leisure Products		23,200	1,690,370
	Benefit One Inc.	Professional Services		5,800	145,756
	Benesse Holdings Inc.	Diversified Consumer Services		8,700	223,003
	BIC CAMERA Inc.	Specialty Retail		17,400	192,088
	Bridgestone Corp.	Auto Components		66,700	2,096,502
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		29,000	457,822
	Calbee Inc.	Food Products		8,700	285,658
	CANON Inc.	Technology Hardware, Storage & Peripherals		116,000	1,919,776
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		5,800	115,527
	Capcom Co. Ltd.	Entertainment		11,600	644,139
	Casio Computer Co. Ltd.	Household Durables		26,100	418,965
	Central Japan Railway Co.	Road & Rail		20,800	2,974,244
	Chubu Electric Power Co. Inc.	Electric Utilities		81,200	985,665
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		75,720	3,383,112
	Chuo Mitsui Trust Holdings Inc.	Banks		43,500	1,151,083
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		17,400	290,027
	COMSYS Holdings Corp.	Construction & Engineering		14,500	401,350
	Concordia Financial Group Ltd.	Banks		127,600	441,334
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		5,800	82,496
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		2,050	356,463
	Credit Saison Co. Ltd.	Consumer Finance		17,400	183,349
	CyberAgent Inc.	Media		11,600	711,191
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		31,900	642,655
	Daicel Corp.	Chemicals		31,900	228,829
	Daido Steel Co. Ltd.	Metals & Mining		2,900	89,586
	Daifuku Co. Ltd.	Machinery		11,600	1,162,968
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals		221,400	6,774,383

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichikosho Co. Ltd.	Entertainment		5,800	$185,492
Daikin Industries Ltd.	Building Products		30,977	5,665,271
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		7,668	677,208
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		75,400	1,927,333
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	58	147,844
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	10	57,235
Daiwa Securities Group Inc.	Capital Markets		174,000	726,635
DeNA Co. Ltd.	Entertainment		11,600	212,368
Denka Co. Ltd.	Chemicals		8,700	263,399
Denso Corp.	Auto Components		52,200	2,273,888
Dentsu Group Inc.	Media		26,100	765,465
DIC Corp.	Chemicals		8,700	215,831
Disco Corp.	Semiconductors & Semiconductor Equipment		3,232	778,216
DMG Mori Co. Ltd.	Machinery		11,600	159,606
Dowa Holdings Co. Ltd.	Metals & Mining		5,800	169,279
East Japan Railway Co.	Road & Rail		41,400	2,542,140
EBARA Corp.	Machinery		11,600	312,506
Eisai Co. Ltd.	Pharmaceuticals		30,400	2,760,860
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		2,900	141,799
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		20,300	312,204
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		350,900	1,246,920
Ezaki Glico Co. Ltd.	Food Products		5,800	259,140
Fancl Corp.	Personal Products		8,700	282,360
FANUC Corp.	Machinery		22,500	4,289,775
Fast Retailing Co. Ltd.	Specialty Retail		6,000	3,744,528
FP Corp.	Containers & Packaging		5,800	243,476
Fuji Electric Co. Ltd.	Electrical Equipment		14,500	454,800
Fuji Media Holdings Inc.	Media		5,800	55,565
Fuji Oil Holdings Inc.	Food Products		5,800	181,920
Fuji Seal International Inc.	Containers & Packaging		5,800	111,185
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		40,600	1,994,798
Fujitsu General Ltd.	Household Durables		5,800	167,630
Fujitsu Ltd.	IT Services		21,900	2,975,893
Fukuoka Financial Group Inc.	Banks		20,300	339,327
Fukuyama Transporting Co. Ltd.	Road & Rail		2,900	140,425
Furukawa Electric Co. Ltd.	Electrical Equipment		5,800	137,512
Fuyo General Lease Co. Ltd.	Diversified Financial Services		2,900	178,622
Glory Ltd.	Machinery		5,800	129,048
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	116	178,952
GMO Internet Inc.	IT Services		5,800	150,647
GMO Payment Gateway Inc.	IT Services		4,500	479,295
Goldwin Inc.	Textiles, Apparel & Luxury Goods		4,100	324,022
GS Yuasa Corp.	Electrical Equipment		8,700	149,053
GungHo Online Entertainment Inc.	Entertainment		2,900	62,023
Gunma Bank Ltd.	Banks		46,400	153,890
Hachijuni Bank Ltd.	Banks		52,200	204,289
Hakuhodo DY Holdings Inc.	Media		26,100	335,123
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		14,500	726,855
Hankyu Hanshin Holdings Inc.	Road & Rail		26,100	835,952
Haseko Corp.	Household Durables		31,900	417,151
Heiwa Corp.	Leisure Equipment & Products		5,800	95,082
Hikari Tsushin Inc.	Specialty Retail		2,900	686,459
Hino Motors Ltd.	Machinery		31,900	205,251
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		3,700	474,377
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		8,700	442,708
Hitachi Capital Corp.	Consumer Finance		5,800	135,368

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Construction Machinery Co. Ltd.	Machinery		11,600	$417,701
	Hitachi Ltd.	Electronic Equipment, Instruments & Components		107,300	3,602,425
	Hitachi Metals Ltd.	Metals & Mining		23,200	355,046
	Hitachi Transport System Ltd.	Road & Rail		5,800	182,744
	Hokugin Financial Group Inc.	Banks		14,500	145,234
	Hokuriku Electric Power Co.	Electric Utilities		20,300	151,774
	Honda Motor Co. Ltd.	Automobiles		200,100	4,690,110
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		4,000	207,713
	Hoshizaki Corp.	Machinery		5,800	460,570
	House Foods Group Inc.	Food Products		8,700	308,329
	Hoya Corp.	Health Care Equipment & Supplies		42,420	4,767,376
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		11,600	390,221
	Ichigo Inc.	Real Estate Management & Development		23,200	67,052
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		26,100	554,498
	IHI Corp.	Machinery		14,500	191,675
	Iida Group Holdings Co. Ltd.	Household Durables		17,400	350,045
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	58	99,094
	INPEX Corp.	Oil, Gas & Consumable Fuels		107,300	572,951
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		40,600	213,907
	Isuzu Motors Ltd.	Automobiles		60,900	529,420
	Ito En Ltd.	Beverages		5,800	412,755
	ITOCHU Corp.	Trading Companies & Distributors		159,500	4,058,159
	ITOCHU Techno-Solutions Corp.	IT Services		11,600	438,037
	Itoham Yonekyu Holdings Inc.	Food Products		14,500	103,463
	Izumi Co. Ltd.	Multiline Retail		5,800	210,225
	J Front Retailing Co. Ltd.	Multiline Retail		29,000	208,301
a	Japan Airlines Co. Ltd.	Airlines		14,500	270,132
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		5,800	254,468
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		5,800	79,253
	Japan Exchange Group Inc.	Capital Markets		63,800	1,776,219
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	29	82,853
	Japan Post Bank Co. Ltd.	Banks		46,400	360,982
	Japan Post Holdings Co. Ltd.	Insurance		153,700	1,042,533
	Japan Post Insurance Co. Ltd.	Insurance		20,300	317,590
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	29	89,723
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	29	147,844
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	87	133,884
	Japan Tobacco Inc.	Tobacco		139,200	2,532,588
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		6,800	197,821
a	JFE Holdings Inc.	Metals & Mining		60,900	422,428
	JGC Holdings Corp.	Construction & Engineering		26,100	269,087
	JSR Corp.	Chemicals		20,300	478,790
	JTEKT Corp.	Auto Components		26,100	202,805
	Justsystems Corp.	Software		2,900	204,179
	K’s Holdings Corp.	Specialty Retail		20,300	273,155
	Kagome Co. Ltd.	Food Products		8,700	303,383
	Kajima Corp.	Construction & Engineering		52,200	624,243
	Kakaku.com Inc.	Interactive Media & Services		14,500	380,190
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		2,900	132,455
	Kamigumi Co. Ltd.	Transportation Infrastructure		11,600	227,317
	Kandenko Co. Ltd.	Construction & Engineering		11,600	94,532
	Kaneka Corp.	Chemicals		5,800	161,859
	Kansai Electric Power Co. Inc.	Electric Utilities		84,100	812,868
	Kansai Mirai Financial Group Inc.	Banks		20,300	82,908
	Kansai Paint Co. Ltd.	Chemicals		23,200	573,350
	KAO Corp.	Personal Products		55,100	4,118,011
a	Kawasaki Heavy Industries Ltd.	Machinery		17,400	233,638

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	KDDI Corp.	Wireless Telecommunication Services		197,200	$4,963,169
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		11,600	479,257
	Keikyu Corp.	Road & Rail		29,000	443,533
	Keio Corp.	Road & Rail		14,500	893,111
	Keisei Electric Railway Co. Ltd.	Road & Rail		17,400	489,535
	Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	15	89,406
	Kewpie Corp.	Food Products		11,600	238,090
	Keyence Corp.	Electronic Equipment, Instruments & Components		21,144	9,813,637
	Kikkoman Corp.	Food Products		20,300	1,119,549
	Kinden Corp.	Construction & Engineering		14,500	254,605
	Kintetsu Group Holdings Co. Ltd.	Road & Rail		20,300	862,745
	Kirin Holdings Co. Ltd.	Beverages		89,900	1,681,206
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals		2,900	65,156
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		7,100	684,232
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		3,100	169,791
a	Kobe Steel Ltd.	Metals & Mining		34,800	131,576
	Koei Tecmo Holdings Co. Ltd.	Entertainment		5,800	278,101
	Koito Manufacturing Co. Ltd.	Auto Components		14,500	735,099
	Kokuyo Co. Ltd.	Commercial Services & Supplies		8,700	108,822
	Komatsu Ltd.	Machinery		107,300	2,348,744
	Konami Holdings Corp.	Entertainment		11,600	499,043
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		52,200	146,415
	KOSE Corp.	Personal Products		2,900	353,122
	Kotobuki Spirits Co. Ltd.	Food Products		2,900	148,119
	Kubota Corp.	Machinery		127,600	2,270,151
	Kuraray Co. Ltd.	Chemicals		40,600	391,650
	Kurita Water Industries Ltd.	Machinery		11,600	380,328
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		1,700	138,217
	Kyocera Corp.	Electronic Equipment, Instruments & Components		34,800	1,977,595
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure		2,900	107,036
	Kyowa Exeo Corp.	Construction & Engineering		11,600	301,404
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		29,000	820,563
	Kyudenko Corp.	Construction & Engineering		5,800	166,806
	Kyushu Electric Power Co. Inc.	Electric Utilities		55,100	499,675
	Kyushu Financial Group Inc.	Banks		43,500	203,217
	Kyushu Railway Co.	Road & Rail		17,400	370,490
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	58	96,841
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		8,700	709,817
	Lawson Inc.	Food & Staples Retailing		5,800	275,903
a	Line Corp.	Interactive Media & Services		2,900	147,295
	LINTEC Corp.	Chemicals		5,800	134,324
	Lion Corp.	Household Products		29,000	594,400
	LIXIL Group Corp.	Building Products		31,900	637,819
	M3 Inc.	Health Care Technology		49,300	3,036,577
	Mabuchi Motor Co. Ltd.	Electrical Equipment		5,800	223,965
	Maeda Corp.	Construction & Engineering		14,500	105,662
	Maeda Road Construction Co. Ltd.	Construction & Engineering		2,900	52,790
	Makita Corp.	Machinery		29,000	1,379,513
	Mani Inc.	Health Care Equipment & Supplies		5,800	157,572
	Marubeni Corp.	Trading Companies & Distributors		182,700	1,029,235
	Marui Group Co. Ltd.	Multiline Retail		23,200	442,104
	Maruichi Steel Tube Ltd.	Metals & Mining		5,800	144,327
	Matsui Securities Co. Ltd.	Capital Markets		11,600	103,546
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		8,700	316,573
	Mazda Motor Corp.	Automobiles		66,700	386,181
	Mebuki Financial Group Inc.	Banks		116,000	261,613
	Medipal Holdings Corp.	Health Care Providers & Services		17,400	347,077

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Megmilk Snow Brand Co. Ltd.	Food Products		5,800	$140,095
	Meiji Holdings Co. Ltd.	Food Products		15,800	1,203,752
	Minebea Mitsumi Inc.	Machinery		46,400	874,974
	Miraca Holdings Inc.	Health Care Providers & Services		5,800	154,549
	MISUMI Group Inc.	Machinery		31,900	887,203
	Mitsubishi Chemical Holdings Corp.	Chemicals		147,900	848,887
	Mitsubishi Corp.	Trading Companies & Distributors		139,200	3,314,129
	Mitsubishi Electric Corp.	Electrical Equipment		229,100	3,086,001
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		133,400	2,006,120
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		20,300	374,337
	Mitsubishi Heavy Industries Ltd.	Machinery		31,900	704,472
	Mitsubishi Logistics Corp.	Transportation Infrastructure		8,700	246,334
	Mitsubishi Materials Corp.	Metals & Mining		14,500	284,421
a	Mitsubishi Motors Corp.	Automobiles		72,500	158,699
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		2,900	76,148
	Mitsubishi UFJ Financial Group Inc.	Banks		1,455,800	5,740,153
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		52,200	239,903
	Mitsui & Co. Ltd.	Trading Companies & Distributors		191,400	3,270,105
	Mitsui Chemicals Inc.	Chemicals		20,300	487,831
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		107,300	1,857,135
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		5,800	139,875
	Mitsui O.S.K. Lines Ltd.	Marine		11,600	226,218
	Miura Co. Ltd.	Machinery		11,600	564,996
	Mizuho Financial Group Inc.	Banks		296,670	3,684,128
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals		2,900	114,181
	Monotaro Co. Ltd.	Trading Companies & Distributors		14,500	717,237
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	58	75,241
	Morinaga & Co. Ltd.	Food Products		5,800	227,812
	Morinaga Milk Industry Co. Ltd.	Food Products		5,800	304,482
	MS&AD Insurance Group Holdings Inc.	Insurance		55,100	1,474,485
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		66,700	4,280,859
	Nabtesco Corp.	Machinery		14,500	524,187
	Nagase & Co. Ltd.	Trading Companies & Distributors		11,600	161,365
	Nagoya Railroad Co. Ltd.	Road & Rail		23,200	633,587
	Nankai Electric Railway Co. Ltd.	Road & Rail		11,600	256,117
	NEC Corp.	IT Services		31,900	1,856,022
	NEC System Integration & Construction Ltd.	IT Services		8,700	165,954
	Net One Systems Co. Ltd.	IT Services		8,700	394,068
	Nexon Co. Ltd.	Entertainment		46,400	1,152,855
	NGK Insulators Ltd.	Machinery		29,000	410,831
	NGK Spark Plug Co. Ltd.	Auto Components		23,200	402,312
	NH Foods Ltd.	Food Products		11,600	515,531
	NHK Spring Co. Ltd.	Auto Components		17,400	110,636
	Nichirei Corp.	Food Products		11,600	305,911
	Nidec Corp.	Electrical Equipment		53,600	4,980,081
	Nifco Inc.	Auto Components		8,700	235,946
	Nihon Kohden Corp.	Health Care Equipment & Supplies		8,700	285,246
	Nihon M&A Center Inc.	Professional Services		14,500	821,662
	Nihon Unisys Ltd.	IT Services		8,700	272,055
	Nikon Corp.	Household Durables		37,700	252,929
	Nintendo Co. Ltd.	Entertainment		12,458	7,042,967
	Nippo Corp.	Construction & Engineering		5,800	159,606
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	15	86,279
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	29	163,783
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		8,700	161,419
	Nippon Express Co. Ltd.	Road & Rail		8,700	506,188
	Nippon Kayaku Co. Ltd.	Chemicals		20,300	178,512

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Paint Holdings Co. Ltd.	Chemicals		17,400	$1,782,375
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products		11,600	143,228
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	58	195,385
	Nippon Sanso Holdings Corp.	Chemicals		17,400	266,284
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		5,800	474,860
	Nippon Shobukai Co. Ltd.	Chemicals		2,900	153,890
a	Nippon Steel Corp.	Metals & Mining		95,700	897,329
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		145,000	2,954,136
	Nippon Television Holdings Inc.	Media		2,900	31,025
	Nippon Yusen KK	Marine		17,400	299,591
	Nipro Corp.	Health Care Equipment & Supplies		14,500	168,317
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		8,700	251,033
	Nissan Chemical Corp.	Chemicals		17,400	923,339
a	Nissan Motor Co. Ltd.	Automobiles		226,200	796,941
	Nissan Shatai Co. Ltd.	Automobiles		8,700	75,846
	Nisshin Seifun Group Inc.	Food Products		29,000	458,097
	Nisshinbo Holdings Inc.	Industrial Conglomerates		17,400	117,891
	Nissin Foods Holdings Co. Ltd.	Food Products		8,700	816,166
	Nitori Holdings Co. Ltd.	Specialty Retail		8,700	1,801,336
	Nitto Denko Corp.	Chemicals		17,400	1,127,793
	Noevir Holdings Co. Ltd.	Personal Products		2,900	135,203
	NOF Corp.	Chemicals		8,700	341,306
	NOK Corp.	Auto Components		14,500	149,905
	Nomura Holdings Inc.	Capital Markets		350,900	1,591,403
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		14,500	273,979
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	116	145,096
	Nomura Research Institute Ltd.	IT Services		29,000	850,516
	NS Solutions Corp.	IT Services		2,900	89,036
	NSK Ltd.	Machinery		52,200	396,211
	NTT Data Corp.	IT Services		72,500	921,965
	NTT DOCOMO Inc.	Wireless Telecommunication Services		130,500	4,804,250
	Obayashi Corp.	Construction & Engineering		78,300	708,580
	OBIC Business Consultants Co. Ltd.	Software		2,900	167,630
	OBIC Co. Ltd.	IT Services		7,620	1,331,496
	Odakyu Electric Railway Co. Ltd.	Road & Rail		34,800	871,896
	Oji Holdings Corp.	Paper & Forest Products		104,400	476,839
	Okuma Corp.	Machinery		2,900	135,066
	Olympus Corp.	Health Care Equipment & Supplies		121,800	2,518,408
	Omron Corp.	Electronic Equipment, Instruments & Components		21,400	1,658,789
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		49,300	1,543,516
	Open House Co. Ltd.	Real Estate Management & Development		8,700	313,276
	Oracle Corp. Japan	Software		3,920	420,491
	Orient Corp.	Consumer Finance		63,800	68,316
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		21,900	3,058,903
	ORIX Corp.	Diversified Financial Services		145,000	1,793,092
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	87	132,977
	Osaka Gas Co. Ltd.	Gas Utilities		46,400	901,355
	OSG Corp.	Machinery		8,700	138,913
	Otsuka Corp.	IT Services		11,600	591,377
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		49,300	2,077,953
	Paltac Corp.	Distributors		2,900	145,921
	Pan Pacific International Holdings Corp.	Multiline Retail		58,000	1,346,537
	Panasonic Corp.	Household Durables		249,400	2,100,509
	Park24 Co. Ltd.	Commercial Services & Supplies		11,600	186,537
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		31,900	207,669
a	PeptiDream Inc.	Biotechnology		8,700	405,610
	Persol Holdings Co. Ltd.	Professional Services		20,300	327,593

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Pigeon Corp.	Household Products		11,600	$516,630
	Pilot Corp.	Commercial Services & Supplies		2,900	84,914
	Pola Orbis Holdings Inc.	Personal Products		8,700	163,481
	Rakuten Inc.	Internet & Direct Marketing Retail		92,800	995,448
	Recruit Holdings Co. Ltd.	Professional Services		147,900	5,830,228
	Relo Group Inc.	Real Estate Management & Development		11,600	276,562
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		81,200	588,629
	Rengo Co. Ltd.	Containers & Packaging		23,200	174,555
	Resona Holdings Inc.	Banks		252,300	854,946
	Resorttrust Inc.	Hotels, Restaurants & Leisure		5,800	88,047
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		78,300	523,830
	Rinnai Corp.	Household Durables		4,300	417,654
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		9,500	729,177
	Rohto Pharmaceutical Co. Ltd.	Personal Products		11,600	379,778
	Ryohin Keikaku Co. Ltd.	Multiline Retail		26,100	430,342
	Sankyo Co. Ltd.	Leisure Products		5,800	151,417
	Sankyu Inc.	Road & Rail		5,800	227,262
	Sanrio Co. Ltd.	Specialty Retail		5,800	104,096
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		40,600	826,773
	Sanwa Holdings Corp.	Building Products		23,200	244,245
	Sapporo Holdings Ltd.	Beverages		8,700	155,566
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals		5,800	291,841
	SBI Holdings Inc.	Capital Markets		26,100	670,987
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		4,200	221,681
	SCSK Corp.	IT Services		5,800	322,619
	Secom Co. Ltd.	Commercial Services & Supplies		22,400	2,038,988
	Sega Sammy Holdings Inc.	Leisure Products		23,200	280,959
	Seibu Holdings Inc.	Road & Rail		23,200	248,422
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		31,900	364,252
	Seino Holdings Co. Ltd.	Road & Rail		14,500	209,675
	Sekisui Chemical Co. Ltd.	Household Durables		40,600	645,183
	Sekisui House Ltd.	Household Durables		66,700	1,174,029
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	116	85,299
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		89,900	2,768,644
	Seven Bank Ltd.	Banks		75,400	182,195
	SG Holdings Co. Ltd.	Air Freight & Logistics		26,100	1,347,911
	Sharp Corp.	Household Durables		17,400	214,017
	Shikoku Electric Power Co. Inc.	Electric Utilities		17,400	132,565
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		31,900	964,285
	Shimamura Co. Ltd.	Specialty Retail		2,900	281,124
	SHIMANO Inc.	Leisure Products		8,700	1,708,178
	Shimizu Corp.	Construction & Engineering		63,800	477,004
	Shin-Etsu Chemical Co. Ltd.	Chemicals		46,400	6,017,095
	Shinsei Bank Ltd.	Banks		20,300	248,917
	Shionogi & Co. Ltd.	Pharmaceuticals		31,900	1,701,555
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		5,800	281,948
	Shiseido Co. Ltd.	Personal Products		45,400	2,596,314
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		5,800	286,895
	Shochiku Co. Ltd.	Entertainment		1,020	148,559
	Shoei Co. Ltd.	Real Estate Management & Development		43,500	405,610
	Showa Denko K.K.	Chemicals		17,400	316,903
	Sky Perfect JSAT Holdings Inc.	Media		14,500	63,067
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		20,300	288,544
	SMC Corp.	Machinery		6,648	3,682,764
	SMS Co. Ltd.	Professional Services		5,800	167,080
	Softbank Corp.	Wireless Telecommunication Services		321,900	3,591,749
	SoftBank Group Corp.	Wireless Telecommunication Services		171,100	10,488,448

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	8,700	$412,205
	Sojitz Corp.	Trading Companies & Distributors	142,100	320,476
	Sompo Holdings Inc.	Insurance	40,600	1,396,166
	Sony Corp.	Household Durables	142,100	10,815,381
	Sotetsu Holdings Inc.	Road & Rail	8,700	233,720
	Square Enix Holdings Co. Ltd.	Entertainment	8,700	573,789
	Stanley Electric Co. Ltd.	Auto Components	17,400	497,119
	Subaru Corp.	Automobiles	69,600	1,340,161
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	2,900	204,454
	Sumco Corp.	Semiconductors & Semiconductor Equipment	26,100	364,801
	Sumitomo Bakelite Co. Ltd.	Chemicals	2,900	79,198
	Sumitomo Chemical Co. Ltd.	Chemicals	176,900	581,676
	Sumitomo Corp.	Trading Companies & Distributors	130,500	1,556,280
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	20,300	266,037
	Sumitomo Electric Industries Ltd.	Auto Components	87,000	971,980
	Sumitomo Forestry Co. Ltd.	Household Durables	14,500	229,461
	Sumitomo Heavy Industries Ltd.	Machinery	14,500	335,535
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	29,000	891,737
	Sumitomo Mitsui Financial Group Inc.	Banks	150,800	4,169,042
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	2,900	93,296
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	46,400	1,363,904
	Sumitomo Rubber Industries Ltd.	Auto Components	20,300	187,169
	Sundrug Co. Ltd.	Food & Staples Retailing	8,700	326,879
	Suntory Beverage & Food Ltd.	Beverages	14,500	542,737
	Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	11,600	291,072
	Suzuken Co. Ltd.	Health Care Providers & Services	8,700	330,176
	Suzuki Motor Corp.	Automobiles	52,200	2,217,498
	Sysmex Corp.	Health Care Equipment & Supplies	21,900	2,081,465
	T&D Holdings Inc.	Insurance	63,800	623,914
	Taiheiyo Cement Corp.	Construction Materials	14,500	367,412
	Taisei Corp.	Construction & Engineering	23,200	780,442
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,800	380,328
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	14,500	452,052
	Takara Bio Inc.	Biotechnology	5,800	156,968
	Takara Holdings Inc.	Beverages	20,300	224,294
	Takashimaya Co. Ltd.	Multiline Retail	17,400	137,017
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	176,900	6,276,069
	TBS Holdings Inc.	Media	2,900	49,629
	TDK Corp.	Electronic Equipment, Instruments & Components	14,500	1,567,753
	TechnoPro Holdings Inc.	Professional Services	2,900	179,172
	Teijin Ltd.	Chemicals	20,300	313,358
	Terumo Corp.	Health Care Equipment & Supplies	75,400	2,986,563
	The 77 Bank Ltd.	Banks	8,700	133,554
	The Bank of Kyoto Ltd.	Banks	8,700	417,976
	The Chiba Bank Ltd.	Banks	72,500	397,778
	The Chugoku Bank Ltd.	Banks	20,300	193,709
	The Chugoku Electric Power Co. Inc.	Electric Utilities	34,800	434,959
	The Dai-ichi Life Holdings Inc.	Insurance	124,700	1,745,304
a	The Hiroshima Bank Ltd.	Banks	34,800	201,816
	The Iyo Bank Ltd.	Banks	31,900	210,389
	The Shiga Bank Ltd.	Banks	5,800	135,313
	The Shizuoka Bank Ltd.	Banks	58,000	399,014
	THK Co. Ltd.	Machinery	14,500	361,229
	TIS Inc.	IT Services	29,000	612,262
	Tobu Railway Co. Ltd.	Road & Rail	23,200	713,390
	Toda Corp.	Construction & Engineering	26,100	178,073
	Toho Co. Ltd.	Entertainment	14,500	595,636

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toho Gas Co. Ltd.	Gas Utilities		11,600	$573,789
	Tohoku Electric Power Co. Inc.	Electric Utilities		55,100	551,365
	Tokai Carbon Co. Ltd.	Chemicals		23,200	246,663
	Tokai Rika Co. Ltd.	Auto Components		5,800	86,013
	Tokio Marine Holdings Inc.	Insurance		75,400	3,286,648
	Tokuyama Corp.	Chemicals		8,700	208,081
	Tokyo Century Corp.	Diversified Financial Services		5,800	313,825
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities		179,800	492,393
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		17,400	4,506,226
	Tokyo Gas Co. Ltd.	Gas Utilities		49,300	1,124,001
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals		2,900	149,218
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		23,200	282,058
	TOKYU Corp.	Road & Rail		55,100	711,658
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		69,600	297,447
	Toppan Printing Co. Ltd.	Commercial Services & Supplies		31,900	446,775
	Toray Industries Inc.	Chemicals		176,900	803,451
	Toshiba Corp.	Industrial Conglomerates		52,200	1,321,200
	Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		2,900	120,776
	Tosoh Corp.	Chemicals		31,900	515,394
	TOTO Ltd.	Building Products		17,400	795,556
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging		17,400	171,807
	Toyo Suisan Kaisha Ltd.	Food Products		11,600	611,163
	Toyo Tire Corp.	Auto Components		11,600	185,987
	Toyobo Co. Ltd.	Chemicals		8,700	119,292
	Toyoda Gosei Co. Ltd.	Auto Components		8,700	198,271
	Toyota Boshoku Corp.	Auto Components		5,800	81,617
	Toyota Industries Corp.	Auto Components		17,400	1,094,817
	Toyota Motor Corp.	Automobiles		287,100	18,858,876
	Toyota Tsusho Corp.	Trading Companies & Distributors		26,100	727,624
	Trend Micro Inc.	Software		14,500	880,745
	TS TECH Co. Ltd.	Auto Components		5,800	162,848
	Tsumura & Co.	Pharmaceuticals		8,700	269,994
	Tsuruha Holdings Inc.	Food & Staples Retailing		4,080	576,450
	TV Asahi Holdings Corp.	Media		2,900	45,782
	Ube Industries Ltd.	Chemicals		11,600	194,671
	Ulvac Inc.	Semiconductors & Semiconductor Equipment		5,800	209,125
	Unicharm Corp.	Household Products		46,400	2,071,798
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	87	96,209
	Ushio Inc.	Electrical Equipment		11,600	146,855
	USS Co. Ltd.	Specialty Retail		23,200	413,084
	Wacoal Corp.	Textiles, Apparel & Luxury Goods		5,800	109,207
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		11,600	508,386
	West Japan Railway Co.	Road & Rail		20,300	998,553
	Yakult Honsha Co. Ltd.	Food Products		14,500	803,800
	Yamada Holdings Co. Ltd.	Specialty Retail		89,900	446,391
	Yamaguchi Financial Group Inc.	Banks		26,100	168,922
	Yamaha Corp.	Leisure Equipment & Products		17,400	827,708
	Yamaha Motor Co. Ltd.	Automobiles		31,900	460,076
	Yamato Holdings Co. Ltd.	Air Freight & Logistics		40,600	1,062,225
	Yamato Kogyo Co. Ltd.	Metals & Mining		2,900	70,487
	Yamazaki Baking Co. Ltd.	Food Products		14,500	252,682
	Yaoko Co. Ltd.	Food & Staples Retailing		2,900	214,621
	YASKAWA Electric Corp.	Machinery		29,000	1,125,320
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		29,000	457,548
	Yokohama Rubber Co. Ltd.	Auto Components		11,600	163,893
	Z Holdings Corp.	Interactive Media & Services		301,600	1,997,711
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services		5,800	227,262

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	11,600	$272,715
	Zeon Corp.	Chemicals	17,400	181,535
	Zozo Inc.	Internet & Direct Marketing Retail	11,600	321,850

	Total Investments before Short Term Investments (Cost $461,293,128)			448,809,111

	Short Term Investment (Cost $340,643) 0.1%
	United States 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	340,643	340,643

	Total Investments (Cost $461,633,771) 99.2%			449,149,754
	Other Assets, less Liabilities 0.8%			3,694,298

	Net Assets 100.0%			$452,844,052

See Abbreviations on page 331.

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	156	$3,428,068	12/10/20	$(20,588)

*As of period end.

See Note 8 regarding other derivative information.

238	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.35		$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.20		0.38	0.38	0.32

Net realized and unrealized gains (losses)	3.46		(2.15)	(1.11)	(1.11)

Total from investment operations	3.66		(1.77)	(0.73)	(0.79)

Less distributions from:

Net investment income	—		—	(0.01)	(0.01)

Net realized gains	—		—	(1.25)	—[d]

Total Distributions	—		—	(1.26)	(0.01)

Net asset value, end of period	$25.01		$21.35	$23.12	$25.11

Total return[e]	17.14%		(7.66)%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%	0.09%	—%

Net investment income	1.66%		1.59%	1.51%	3.10%

Supplemental data

Net assets, end of period (000’s)	$5,003		$4,269	$13,870	$45,197

Portfolio turnover rate[g]	4.68%	[h]	10.06% [h]	19.78%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur chases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	4.68%	10.06%	—%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	239

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Japan Hedged ETF

		Industry		Shares	Value
	Common Stocks 98.6%
	Japan 98.6%
	ABC-Mart Inc.	Specialty Retail		34	$1,762
	Acom Co. Ltd.	Consumer Finance		468	2,018
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	1	2,947
	Advantest Corp.	Semiconductors & Semiconductor Equipment		250	12,058
	AEON Co. Ltd.	Food & Staples Retailing		868	23,244
	AEON Financial Service Co. Ltd.	Consumer Finance		134	1,210
	AEON Mall Co. Ltd.	Real Estate Management & Development		168	2,350
	AGC Inc.	Building Products		234	6,807
	Aica Kogyo Co. Ltd.	Building Products		68	2,403
	AIN Holdings Inc.	Food & Staples Retailing		34	2,371
	Air Water Inc.	Chemicals		200	2,691
	Aisin Seiki Co. Ltd.	Auto Components		214	6,793
	Ajinomoto Co. Inc.	Food Products		614	12,562
	Alfresa Holdings Corp.	Health Care Providers & Services		200	4,355
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		268	3,576
	Amada Co. Ltd.	Machinery		434	4,039
	Amano Corp.	Electronic Equipment, Instruments & Components		100	2,317
a	ANA Holdings Inc.	Airlines		142	3,270
	Anritsu Corp.	Electronic Equipment, Instruments & Components		150	3,401
	Aozora Bank Ltd.	Banks		168	2,775
	Ariake Japan Co. Ltd.	Food Products		24	1,622
	As One Corp.	Health Care Providers & Services		16	2,288
	Asahi Group Holdings Ltd.	Beverages		531	18,396
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		240	7,505
	Asahi Kasei Corp.	Chemicals		1,561	13,530
	Asics Corp.	Textiles, Apparel & Luxury Goods		200	2,775
	ASKUL Corp.	Internet & Direct Marketing Retail		34	1,381
	Astellas Pharma Inc.	Pharmaceuticals		2,400	35,637
	Azbil Corp.	Electronic Equipment, Instruments & Components		168	6,241
	Bandai Namco Holdings Inc.	Leisure Products		245	17,851
	Benefit One Inc.	Professional Services		68	1,709
	Benesse Holdings Inc.	Diversified Consumer Services		100	2,563
	BIC CAMERA Inc.	Specialty Retail		168	1,855
	Bridgestone Corp.	Auto Components		746	23,448
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		300	4,736
	Calbee Inc.	Food Products		100	3,283
	CANON Inc.	Technology Hardware, Storage & Peripherals		1,300	21,515
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		68	1,354
	Capcom Co. Ltd.	Entertainment		113	6,275
	Casio Computer Co. Ltd.	Household Durables		268	4,302
	Central Japan Railway Co.	Road & Rail		223	31,887
	Chubu Electric Power Co. Inc.	Electric Utilities		885	10,743
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		849	37,933
	Chuo Mitsui Trust Holdings Inc.	Banks		468	12,384
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		168	2,800
	COMSYS Holdings Corp.	Construction & Engineering		134	3,709
	Concordia Financial Group Ltd.	Banks		1,468	5,077
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		80	1,138
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		22	3,825
	Credit Saison Co. Ltd.	Consumer Finance		200	2,107
	CyberAgent Inc.	Media		124	7,602
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		368	7,414
	Daicel Corp.	Chemicals		368	2,640
	Daido Steel Co. Ltd.	Metals & Mining		42	1,297
	Daifuku Co. Ltd.	Machinery		120	12,031
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals		2,400	73,435
	Daiichikosho Co. Ltd.	Entertainment		60	1,919

240	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daikin Industries Ltd.	Building Products		341	$62,364
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		86	7,595
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		818	20,909
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	2,549
Daiwa Securities Group Inc.	Capital Markets		1,934	8,077
DeNA Co. Ltd.	Entertainment		134	2,453
Denka Co. Ltd.	Chemicals		100	3,028
Denso Corp.	Auto Components		600	26,137
Dentsu Group Inc.	Media		275	8,065
DIC Corp.	Chemicals		100	2,481
Disco Corp.	Semiconductors & Semiconductor Equipment		34	8,187
DMG Mori Co. Ltd.	Machinery		134	1,844
Dowa Holdings Co. Ltd.	Metals & Mining		68	1,985
East Japan Railway Co.	Road & Rail		472	28,983
EBARA Corp.	Machinery		134	3,610
Eisai Co. Ltd.	Pharmaceuticals		332	30,152
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		20	978
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		200	3,076
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		3,816	13,560
Ezaki Glico Co. Ltd.	Food Products		68	3,038
Fancl Corp.	Personal Products		83	2,694
FANUC Corp.	Machinery		245	46,711
Fast Retailing Co. Ltd.	Specialty Retail		65	40,566
FP Corp.	Containers & Packaging		68	2,855
Fuji Electric Co. Ltd.	Electrical Equipment		168	5,269
Fuji Media Holdings Inc.	Media		68	651
Fuji Oil Holdings Inc.	Food Products		68	2,133
Fuji Seal International Inc.	Containers & Packaging		68	1,304
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		456	22,405
Fujitsu General Ltd.	Household Durables		68	1,965
Fujitsu Ltd.	IT Services		240	32,613
Fukuoka Financial Group Inc.	Banks		200	3,343
Fukuyama Transporting Co. Ltd.	Road & Rail		34	1,646
Furukawa Electric Co. Ltd.	Electrical Equipment		78	1,849
Fuyo General Lease Co. Ltd.	Diversified Financial Services		25	1,540
Glory Ltd.	Machinery		68	1,513
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	1	1,543
GMO Internet Inc.	IT Services		100	2,597
GMO Payment Gateway Inc.	IT Services		52	5,539
Goldwin Inc.	Textiles, Apparel & Luxury Goods		44	3,477
GS Yuasa Corp.	Electrical Equipment		100	1,713
GungHo Online Entertainment Inc.	Entertainment		50	1,069
Gunma Bank Ltd.	Banks		534	1,771
Hachijuni Bank Ltd.	Banks		568	2,223
Hakuhodo DY Holdings Inc.	Media		300	3,852
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		168	8,421
Hankyu Hanshin Holdings Inc.	Road & Rail		275	8,808
Haseko Corp.	Household Durables		368	4,812
Heiwa Corp.	Leisure Equipment & Products		68	1,115
Hikari Tsushin Inc.	Specialty Retail		29	6,865
Hino Motors Ltd.	Machinery		368	2,368
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		42	5,385
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		100	5,089
Hitachi Capital Corp.	Consumer Finance		68	1,587
Hitachi Construction Machinery Co. Ltd.	Machinery		134	4,825
Hitachi Ltd.	Electronic Equipment, Instruments & Components		1,200	40,288
Hitachi Metals Ltd.	Metals & Mining		268	4,101

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Transport System Ltd.	Road & Rail		52	$1,638
	Hokugin Financial Group Inc.	Banks		134	1,342
	Hokuriku Electric Power Co.	Electric Utilities		200	1,495
	Honda Motor Co. Ltd.	Automobiles		2,200	51,565
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		46	2,389
	Hoshizaki Corp.	Machinery		68	5,400
	House Foods Group Inc.	Food Products		100	3,544
	Hoya Corp.	Health Care Equipment & Supplies		471	52,933
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		134	4,508
	Ichigo Inc.	Real Estate Management & Development		300	867
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		297	6,310
	IHI Corp.	Machinery		168	2,221
	Iida Group Holdings Co. Ltd.	Household Durables		168	3,380
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	1,709
	INPEX Corp.	Oil, Gas & Consumable Fuels		1,160	6,194
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		434	2,287
	Isuzu Motors Ltd.	Automobiles		634	5,512
	Ito En Ltd.	Beverages		68	4,839
	ITOCHU Corp.	Trading Companies & Distributors		1,738	44,220
	ITOCHU Techno-Solutions Corp.	IT Services		150	5,664
	Itoham Yonekyu Holdings Inc.	Food Products		168	1,199
	Izumi Co. Ltd.	Multiline Retail		52	1,885
	J Front Retailing Co. Ltd.	Multiline Retail		300	2,155
a	Japan Airlines Co. Ltd.	Airlines		146	2,720
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		68	2,983
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		68	929
	Japan Exchange Group Inc.	Capital Markets		668	18,597
	Japan Post Bank Co. Ltd.	Banks		525	4,084
	Japan Post Holdings Co. Ltd.	Insurance		1,734	11,762
	Japan Post Insurance Co. Ltd.	Insurance		249	3,896
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	1,539
	Japan Tobacco Inc.	Tobacco		1,500	27,291
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		100	2,909
a	JFE Holdings Inc.	Metals & Mining		653	4,529
	JGC Holdings Corp.	Construction & Engineering		268	2,763
	JSR Corp.	Chemicals		234	5,519
	JTEKT Corp.	Auto Components		300	2,331
	Justsystems Corp.	Software		50	3,520
	K’s Holdings Corp.	Specialty Retail		234	3,149
	Kagome Co. Ltd.	Food Products		100	3,487
	Kajima Corp.	Construction & Engineering		568	6,793
	Kakaku.com Inc.	Interactive Media & Services		168	4,405
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		40	1,827
	Kamigumi Co. Ltd.	Transportation Infrastructure		134	2,626
	Kandenko Co. Ltd.	Construction & Engineering		134	1,092
	Kaneka Corp.	Chemicals		68	1,898
	Kansai Electric Power Co. Inc.	Electric Utilities		920	8,892
	Kansai Mirai Financial Group Inc.	Banks		200	817
	Kansai Paint Co. Ltd.	Chemicals		247	6,104
	KAO Corp.	Personal Products		606	45,291
a	Kawasaki Heavy Industries Ltd.	Machinery		178	2,390
	KDDI Corp.	Wireless Telecommunication Services		2,169	54,590
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		123	5,082
	Keikyu Corp.	Road & Rail		300	4,588
	Keio Corp.	Road & Rail		145	8,931
	Keisei Electric Railway Co. Ltd.	Road & Rail		176	4,952
	Kewpie Corp.	Food Products		134	2,750

242	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Keyence Corp.	Electronic Equipment, Instruments & Components		228	$105,822
	Kikkoman Corp.	Food Products		234	12,905
	Kinden Corp.	Construction & Engineering		168	2,950
	Kintetsu Group Holdings Co. Ltd.	Road & Rail		224	9,520
	Kirin Holdings Co. Ltd.	Beverages		1,016	19,000
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals		34	764
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		76	7,324
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		25	1,369
a	Kobe Steel Ltd.	Metals & Mining		400	1,512
	Koei Tecmo Holdings Co. Ltd.	Entertainment		84	4,028
	Koito Manufacturing Co. Ltd.	Auto Components		142	7,199
	Kokuyo Co. Ltd.	Commercial Services & Supplies		100	1,251
	Komatsu Ltd.	Machinery		1,149	25,151
	Konami Holdings Corp.	Entertainment		119	5,119
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		568	1,593
	KOSE Corp.	Personal Products		36	4,384
	Kotobuki Spirits Co. Ltd.	Food Products		25	1,277
	Kubota Corp.	Machinery		1,396	24,836
	Kuraray Co. Ltd.	Chemicals		434	4,187
	Kurita Water Industries Ltd.	Machinery		134	4,393
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		20	1,626
	Kyocera Corp.	Electronic Equipment, Instruments & Components		386	21,935
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure		34	1,255
	Kyowa Exeo Corp.	Construction & Engineering		134	3,482
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		284	8,036
	Kyudenko Corp.	Construction & Engineering		45	1,294
	Kyushu Electric Power Co. Inc.	Electric Utilities		568	5,151
	Kyushu Financial Group Inc.	Banks		468	2,186
	Kyushu Railway Co.	Road & Rail		200	4,259
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	1	1,670
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		100	8,159
	Lawson Inc.	Food & Staples Retailing		68	3,235
a	Line Corp.	Interactive Media & Services		30	1,524
	LINTEC Corp.	Chemicals		68	1,575
	Lion Corp.	Household Products		314	6,436
	LIXIL Group Corp.	Building Products		334	6,678
	M3 Inc.	Health Care Technology		527	32,460
	Mabuchi Motor Co. Ltd.	Electrical Equipment		68	2,626
	Maeda Corp.	Construction & Engineering		168	1,224
	Maeda Road Construction Co. Ltd.	Construction & Engineering		68	1,238
	Makita Corp.	Machinery		307	14,604
	Mani Inc.	Health Care Equipment & Supplies		100	2,717
	Marubeni Corp.	Trading Companies & Distributors		1,968	11,087
	Marui Group Co. Ltd.	Multiline Retail		268	5,107
	Maruichi Steel Tube Ltd.	Metals & Mining		78	1,941
	Matsui Securities Co. Ltd.	Capital Markets		134	1,196
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		100	3,639
	Mazda Motor Corp.	Automobiles		724	4,192
	Mebuki Financial Group Inc.	Banks		1,268	2,860
	Medipal Holdings Corp.	Health Care Providers & Services		200	3,989
	Megmilk Snow Brand Co. Ltd.	Food Products		46	1,111
	Meiji Holdings Co. Ltd.	Food Products		168	12,799
	Minebea Mitsumi Inc.	Machinery		534	10,070
	Miraca Holdings Inc.	Health Care Providers & Services		68	1,812
	MISUMI Group Inc.	Machinery		345	9,595
	Mitsubishi Chemical Holdings Corp.	Chemicals		1,700	9,757
	Mitsubishi Corp.	Trading Companies & Distributors		1,526	36,332

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Electric Corp.	Electrical Equipment		2,487	$33,500
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		1,488	22,377
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		234	4,315
	Mitsubishi Heavy Industries Ltd.	Machinery		360	7,950
	Mitsubishi Logistics Corp.	Transportation Infrastructure		81	2,293
	Mitsubishi Materials Corp.	Metals & Mining		168	3,295
a	Mitsubishi Motors Corp.	Automobiles		800	1,751
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		34	893
	Mitsubishi UFJ Financial Group Inc.	Banks		16,000	63,087
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		534	2,454
	Mitsui & Co. Ltd.	Trading Companies & Distributors		2,137	36,511
	Mitsui Chemicals Inc.	Chemicals		234	5,623
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		1,181	20,441
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		68	1,640
	Mitsui O.S.K. Lines Ltd.	Marine		134	2,613
	Miura Co. Ltd.	Machinery		134	6,527
	Mizuho Financial Group Inc.	Banks		3,310	41,104
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals		34	1,339
	Monotaro Co. Ltd.	Trading Companies & Distributors		145	7,172
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	1,297
	Morinaga & Co. Ltd.	Food Products		51	2,003
	Morinaga Milk Industry Co. Ltd.	Food Products		52	2,730
	MS&AD Insurance Group Holdings Inc.	Insurance		618	16,538
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		738	47,365
	Nabtesco Corp.	Machinery		144	5,206
	Nagase & Co. Ltd.	Trading Companies & Distributors		134	1,864
	Nagoya Railroad Co. Ltd.	Road & Rail		244	6,664
	Nankai Electric Railway Co. Ltd.	Road & Rail		134	2,959
	NEC Corp.	IT Services		340	19,782
	NEC System Integration & Construction Ltd.	IT Services		100	1,908
	Net One Systems Co. Ltd.	IT Services		100	4,530
	Nexon Co. Ltd.	Entertainment		518	12,870
	NGK Insulators Ltd.	Machinery		368	5,213
	NGK Spark Plug Co. Ltd.	Auto Components		247	4,283
	NH Foods Ltd.	Food Products		134	5,955
	NHK Spring Co. Ltd.	Auto Components		200	1,272
	Nichirei Corp.	Food Products		134	3,534
	Nidec Corp.	Electrical Equipment		600	55,747
	Nifco Inc.	Auto Components		100	2,712
	Nihon Kohden Corp.	Health Care Equipment & Supplies		100	3,279
	Nihon M&A Center Inc.	Professional Services		168	9,520
	Nihon Unisys Ltd.	IT Services		78	2,439
	Nikon Corp.	Household Durables		434	2,912
	Nintendo Co. Ltd.	Entertainment		136	76,886
	Nippo Corp.	Construction & Engineering		68	1,871
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		100	1,855
	Nippon Express Co. Ltd.	Road & Rail		100	5,818
	Nippon Kayaku Co. Ltd.	Chemicals		200	1,759
	Nippon Paint Holdings Co. Ltd.	Chemicals		200	20,487
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products		114	1,408
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	1	3,369
	Nippon Sanso Holdings Corp.	Chemicals		181	2,770
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		64	5,240
	Nippon Shobukai Co. Ltd.	Chemicals		39	2,070
a	Nippon Steel Corp.	Metals & Mining		1,025	9,611
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		1,600	32,597
	Nippon Television Holdings Inc.	Media		68	727

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Yusen KK	Marine		200	$3,444
	Nipro Corp.	Health Care Equipment & Supplies		134	1,555
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		100	2,885
	Nissan Chemical Corp.	Chemicals		168	8,915
a	Nissan Motor Co. Ltd.	Automobiles		2,446	8,618
	Nissan Shatai Co. Ltd.	Automobiles		68	593
	Nisshin Seifun Group Inc.	Food Products		316	4,992
	Nisshinbo Holdings Inc.	Industrial Conglomerates		168	1,138
	Nissin Foods Holdings Co. Ltd.	Food Products		88	8,255
	Nitori Holdings Co. Ltd.	Specialty Retail		93	19,256
	Nitto Denko Corp.	Chemicals		195	12,639
	Noevir Holdings Co. Ltd.	Personal Products		23	1,072
	NOF Corp.	Chemicals		100	3,923
	NOK Corp.	Auto Components		168	1,737
	Nomura Holdings Inc.	Capital Markets		3,900	17,687
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		134	2,532
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	2	2,502
	Nomura Research Institute Ltd.	IT Services		335	9,825
	NS Solutions Corp.	IT Services		34	1,044
	NSK Ltd.	Machinery		568	4,311
	NTT Data Corp.	IT Services		800	10,173
	NTT DOCOMO Inc.	Wireless Telecommunication Services		1,467	54,006
	Obayashi Corp.	Construction & Engineering		868	7,855
	OBIC Business Consultants Co. Ltd.	Software		21	1,214
	OBIC Co. Ltd.	IT Services		83	14,503
	Odakyu Electric Railway Co. Ltd.	Road & Rail		380	9,521
	Oji Holdings Corp.	Paper & Forest Products		1,100	5,024
	Okuma Corp.	Machinery		34	1,584
	Olympus Corp.	Health Care Equipment & Supplies		1,312	27,128
	Omron Corp.	Electronic Equipment, Instruments & Components		234	18,138
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		551	17,251
	Open House Co. Ltd.	Real Estate Management & Development		100	3,601
	Oracle Corp. Japan	Software		40	4,291
	Orient Corp.	Consumer Finance		700	750
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		245	34,221
	ORIX Corp.	Diversified Financial Services		1,617	19,996
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	1	1,528
	Osaka Gas Co. Ltd.	Gas Utilities		500	9,713
	OSG Corp.	Machinery		100	1,597
	Otsuka Corp.	IT Services		134	6,831
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		526	22,170
	Paltac Corp.	Distributors		40	2,013
	Pan Pacific International Holdings Corp.	Multiline Retail		632	14,673
	Panasonic Corp.	Household Durables		2,800	23,582
	Park24 Co. Ltd.	Commercial Services & Supplies		143	2,300
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		334	2,174
a	PeptiDream Inc.	Biotechnology		105	4,895
	Persol Holdings Co. Ltd.	Professional Services		210	3,389
	Pigeon Corp.	Household Products		134	5,968
	Pilot Corp.	Commercial Services & Supplies		41	1,201
	Pola Orbis Holdings Inc.	Personal Products		100	1,879
	Rakuten Inc.	Internet & Direct Marketing Retail		993	10,652
	Recruit Holdings Co. Ltd.	Professional Services		1,621	63,900
	Relo Group Inc.	Real Estate Management & Development		134	3,195
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		900	6,524
	Rengo Co. Ltd.	Containers & Packaging		268	2,016
	Resona Holdings Inc.	Banks		2,734	9,264

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Resorttrust Inc.	Hotels, Restaurants & Leisure		68	$1,032
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		859	5,747
Rinnai Corp.	Household Durables		44	4,274
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		109	8,366
Rohto Pharmaceutical Co. Ltd.	Personal Products		134	4,387
Ryohin Keikaku Co. Ltd.	Multiline Retail		300	4,946
Sankyo Co. Ltd.	Leisure Products		68	1,775
Sankyu Inc.	Road & Rail		68	2,664
Sanrio Co. Ltd.	Specialty Retail		68	1,220
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		448	9,123
Sanwa Holdings Corp.	Building Products		234	2,464
Sapporo Holdings Ltd.	Beverages		68	1,216
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals		47	2,365
SBI Holdings Inc.	Capital Markets		278	7,147
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		48	2,534
SCSK Corp.	IT Services		56	3,115
Secom Co. Ltd.	Commercial Services & Supplies		244	22,210
Sega Sammy Holdings Inc.	Leisure Products		234	2,834
Seibu Holdings Inc.	Road & Rail		268	2,870
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		334	3,814
Seino Holdings Co. Ltd.	Road & Rail		200	2,892
Sekisui Chemical Co. Ltd.	Household Durables		468	7,437
Sekisui House Ltd.	Household Durables		700	12,321
Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	2	1,471
Seven & i Holdings Co. Ltd.	Food & Staples Retailing		1,008	31,043
Seven Bank Ltd.	Banks		868	2,097
SG Holdings Co. Ltd.	Air Freight & Logistics		268	13,841
Sharp Corp.	Household Durables		200	2,460
Shikoku Electric Power Co. Inc.	Electric Utilities		200	1,524
Shimadzu Corp.	Electronic Equipment, Instruments & Components		334	10,096
Shimamura Co. Ltd.	Specialty Retail		34	3,296
SHIMANO Inc.	Leisure Products		100	19,634
Shimizu Corp.	Construction & Engineering		734	5,488
Shin-Etsu Chemical Co. Ltd.	Chemicals		500	64,839
Shinsei Bank Ltd.	Banks		200	2,452
Shionogi & Co. Ltd.	Pharmaceuticals		353	18,829
Ship Healthcare Holdings Inc.	Health Care Providers & Services		50	2,431
Shiseido Co. Ltd.	Personal Products		502	28,708
SHO-BOND Holdings Co. Ltd.	Construction & Engineering		68	3,364
Shochiku Co. Ltd.	Entertainment		14	2,039
Shoei Co. Ltd.	Real Estate Management & Development		434	4,047
Showa Denko K.K.	Chemicals		178	3,242
Sky Perfect JSAT Holdings Inc.	Media		168	731
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		234	3,326
SMC Corp.	Machinery		73	40,439
SMS Co. Ltd.	Professional Services		100	2,881
Softbank Corp.	Wireless Telecommunication Services		3,500	39,053
SoftBank Group Corp.	Wireless Telecommunication Services		1,888	115,735
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies		82	3,885
Sojitz Corp.	Trading Companies & Distributors		1,568	3,536
Sompo Holdings Inc.	Insurance		434	14,925
Sony Corp.	Household Durables		1,568	119,342
Sotetsu Holdings Inc.	Road & Rail		100	2,686
Square Enix Holdings Co. Ltd.	Entertainment		100	6,595
Stanley Electric Co. Ltd.	Auto Components		179	5,114
Subaru Corp.	Automobiles		803	15,462
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing		41	2,891

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumco Corp.	Semiconductors & Semiconductor Equipment	250	$3,494
	Sumitomo Bakelite Co. Ltd.	Chemicals	34	929
	Sumitomo Chemical Co. Ltd.	Chemicals	1,900	6,248
	Sumitomo Corp.	Trading Companies & Distributors	1,400	16,696
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	2,621
	Sumitomo Electric Industries Ltd.	Auto Components	934	10,435
	Sumitomo Forestry Co. Ltd.	Household Durables	168	2,659
	Sumitomo Heavy Industries Ltd.	Machinery	134	3,101
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	9,225
	Sumitomo Mitsui Financial Group Inc.	Banks	1,672	46,224
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,319
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	495	14,550
	Sumitomo Rubber Industries Ltd.	Auto Components	234	2,158
	Sundrug Co. Ltd.	Food & Staples Retailing	77	2,893
	Suntory Beverage & Food Ltd.	Beverages	183	6,850
	Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	140	3,513
	Suzuken Co. Ltd.	Health Care Providers & Services	100	3,795
	Suzuki Motor Corp.	Automobiles	583	24,766
	Sysmex Corp.	Health Care Equipment & Supplies	238	22,620
	T&D Holdings Inc.	Insurance	700	6,845
	Taiheiyo Cement Corp.	Construction Materials	145	3,674
	Taisei Corp.	Construction & Engineering	268	9,015
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	3,541
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	168	5,238
	Takara Bio Inc.	Biotechnology	68	1,840
	Takara Holdings Inc.	Beverages	200	2,210
	Takashimaya Co. Ltd.	Multiline Retail	168	1,323
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,974	70,034
	TBS Holdings Inc.	Media	68	1,164
	TDK Corp.	Electronic Equipment, Instruments & Components	155	16,759
	TechnoPro Holdings Inc.	Professional Services	44	2,718
	Teijin Ltd.	Chemicals	234	3,612
	Terumo Corp.	Health Care Equipment & Supplies	864	34,223
	The 77 Bank Ltd.	Banks	84	1,289
	The Bank of Kyoto Ltd.	Banks	100	4,804
	The Chiba Bank Ltd.	Banks	800	4,389
	The Chugoku Bank Ltd.	Banks	200	1,908
	The Chugoku Electric Power Co. Inc.	Electric Utilities	368	4,600
	The Dai-ichi Life Holdings Inc.	Insurance	1,368	19,147
a	The Hiroshima Bank Ltd.	Banks	368	2,134
	The Iyo Bank Ltd.	Banks	334	2,203
	The Shiga Bank Ltd.	Banks	68	1,586
	The Shizuoka Bank Ltd.	Banks	634	4,362
	THK Co. Ltd.	Machinery	145	3,612
	TIS Inc.	IT Services	300	6,334
	Tobu Railway Co. Ltd.	Road & Rail	268	8,241
	Toda Corp.	Construction & Engineering	300	2,047
	Toho Co. Ltd.	Entertainment	140	5,751
	Toho Gas Co. Ltd.	Gas Utilities	109	5,392
	Tohoku Electric Power Co. Inc.	Electric Utilities	700	7,005
	Tokai Carbon Co. Ltd.	Chemicals	234	2,488
	Tokai Rika Co. Ltd.	Auto Components	68	1,008
	Tokio Marine Holdings Inc.	Insurance	832	36,266
	Tokuyama Corp.	Chemicals	100	2,392
	Tokyo Century Corp.	Diversified Financial Services	68	3,679
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	2,000	5,477
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	191	49,465

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co. Ltd.	Gas Utilities		544	$12,403
Tokyo Ohka Kogyo Co. Ltd.	Chemicals		48	2,470
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		268	3,258
TOKYU Corp.	Road & Rail		616	7,956
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		768	3,282
Toppan Printing Co. Ltd.	Commercial Services & Supplies		384	5,378
Toray Industries Inc.	Chemicals		1,900	8,629
Toshiba Corp.	Industrial Conglomerates		591	14,958
Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		50	2,082
Tosoh Corp.	Chemicals		368	5,946
TOTO Ltd.	Building Products		179	8,184
Toyo Seikan Group Holdings Ltd.	Containers & Packaging		200	1,975
Toyo Suisan Kaisha Ltd.	Food Products		111	5,848
Toyo Tire Corp.	Auto Components		134	2,148
Toyobo Co. Ltd.	Chemicals		100	1,371
Toyoda Gosei Co. Ltd.	Auto Components		100	2,279
Toyota Boshoku Corp.	Auto Components		68	957
Toyota Industries Corp.	Auto Components		200	12,584
Toyota Motor Corp.	Automobiles		3,150	206,916
Toyota Tsusho Corp.	Trading Companies & Distributors		300	8,364
Trend Micro Inc.	Software		142	8,625
TS TECH Co. Ltd.	Auto Components		100	2,808
Tsumura & Co.	Pharmaceuticals		100	3,103
Tsuruha Holdings Inc.	Food & Staples Retailing		46	6,499
TV Asahi Holdings Corp.	Media		34	537
Ube Industries Ltd.	Chemicals		134	2,249
Ulvac Inc.	Semiconductors & Semiconductor Equipment		68	2,452
Unicharm Corp.	Household Products		500	22,325
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	2	2,212
Ushio Inc.	Electrical Equipment		134	1,696
USS Co. Ltd.	Specialty Retail		268	4,772
Wacoal Corp.	Textiles, Apparel & Luxury Goods		68	1,280
Welcia Holdings Co. Ltd.	Food & Staples Retailing		136	5,960
West Japan Railway Co.	Road & Rail		230	11,314
Yakult Honsha Co. Ltd.	Food Products		153	8,481
Yamada Holdings Co. Ltd.	Specialty Retail		900	4,469
Yamaguchi Financial Group Inc.	Banks		268	1,735
Yamaha Corp.	Leisure Equipment & Products		200	9,514
Yamaha Motor Co. Ltd.	Automobiles		349	5,033
Yamato Holdings Co. Ltd.	Air Freight & Logistics		446	11,669
Yamato Kogyo Co. Ltd.	Metals & Mining		34	826
Yamazaki Baking Co. Ltd.	Food Products		168	2,928
Yaoko Co. Ltd.	Food & Staples Retailing		34	2,516
YASKAWA Electric Corp.	Machinery		300	11,641
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		300	4,733
Yokohama Rubber Co. Ltd.	Auto Components		134	1,893
Z Holdings Corp.	Interactive Media & Services		3,334	22,083
Zenkoku Hosho Co. Ltd.	Diversified Financial Services		68	2,664
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		113	2,657
Zeon Corp.	Chemicals		168	1,753
Zozo Inc.	Internet & Direct Marketing Retail		134	3,718
Total Common Stocks (Cost $5,283,904) 98.6%				4,933,302

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Short Term Investments (Cost $49,950) 1.0%
	United States 1.0%
b,c	Institutional Fiduciary Trust – Money Market Portfolio, 0.00%	Money Market Funds	49,950	$49,950

	Total Investments (Cost $5,333,854) 99.6%			4,983,252
	Other Assets, less Liabilities 0.4%			19,539

	Net Assets 100.0%			$5,002,791

See Abbreviations on page 331.

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	155,492,000	$1,473,468	10/02/20	$—	$(29)
Japanese Yen	HSBK	Buy	155,492,000	1,473,461	10/02/20	—	(22)
Japanese Yen	MSCO	Buy	155,492,000	1,473,439	10/02/20	—	—
Japanese Yen	UBSW	Buy	63,610,000	602,767	10/02/20	—	—
Japanese Yen	DBAB	Sell	155,492,000	1,466,828	10/02/20	—	(6,611)
Japanese Yen	HSBC	Sell	155,492,000	1,466,838	10/02/20	—	(6,601)
Japanese Yen	MSCO	Sell	155,492,000	1,466,878	10/02/20	—	(6,561)
Japanese Yen	UBSW	Sell	63,610,000	600,082	10/02/20	—	(2,685)
Japanese Yen	DBAB	Sell	155,172,000	1,470,954	11/04/20	19	—
Japanese Yen	HSBK	Sell	155,172,000	1,470,903	11/04/20	—	(33)
Japanese Yen	MSCO	Sell	155,172,000	1,470,932	11/04/20	—	(3)
Japanese Yen	UBSW	Sell	63,479,000	601,738	11/04/20	—	(4)

Total Forward Exchange Contracts						$19	$(22,549)

Net unrealized appreciation (depreciation)							$(22,530)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	4	$87,899	12/10/20	$291

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$15.20		$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.21		0.77	0.38

Net realized and unrealized gains (losses)	2.50		(11.08)	(0.02)

Total from investment operations	2.71		(10.31)	0.36

Less distributions from net investment income	(0.16)		(0.90)	(0.12)

Net asset value, end of period	$17.75		$15.20	$26.41

Total return[d]	17.76%		(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%		0.21%	0.19%

Net investment income	2.32%		2.97%	3.08%

Supplemental data

Net assets, end of period (000’s)	$1,775		$1,520	$2,641

Portfolio turnover rate[f]	5.70%	[g]	12.74% [g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.70%	12.74%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Latin America ETF

		Industry	Shares	Value

	Common Stocks 81.4%
	Brazil 48.2%
a	Aliansce Sonae Shopping Centers S A	Real Estate Management & Development	500	$2,104
	Ambev SA	Beverages	16,400	36,487
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,500	5,453
a	Azul SA	Airlines	1,000	4,325
a	B2W Cia Digital	Internet & Direct Marketing Retail	783	12,500
	B3 SA – Brasil Bolsa Balcao	Capital Markets	7,700	75,150
	Banco Bradesco SA	Banks	4,690	14,994
	Banco BTG Pactual SA	Capital Markets	900	11,632
	Banco do Brasil SA	Banks	3,200	16,816
	Banco Inter SA	Banks	400	1,203
	Banco Inter SA	Banks	900	2,981
	Banco Santander Brasil SA	Banks	1,400	6,945
	BB Seguridade Participacoes SA	Insurance	2,600	11,195
a	BR Malls Paricipacoes SA	Real Estate Management & Development	2,900	4,312
a	BRF SA	Food Products	2,400	7,826
	CCR SA	Transportation Infrastructure	4,200	9,441
	Centrais Eletricas Brasileiras SA	Electric Utilities	1,500	8,069
	Cia Brasileira de Distribuicao	Food & Staples Retailing	600	7,424
	Cia de Saneamento do Parana	Water Utilities	950	4,288
	Cia Siderurgica Nacional SA	Metals & Mining	2,400	7,026
	Cielo SA	IT Services	4,200	2,928
	Cogna Educacao	Diversified Consumer Services	7,000	6,433
	Companhia de Locacao das Americas	Road & Rail	1,300	5,478
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300	10,794
	Companhia Energetica de Minas Gerais	Electric Utilities	728	1,382
	Companhia Paranaense de Energia-Copel	Electric Utilities	100	1,026
a	Cosan Logistica SA	Road & Rail	500	1,570
	Cosan SA	Oil, Gas & Consumable Fuels	600	7,274
	CPFL Energia SA	Electric Utilities	700	3,423
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	1,100	4,536
	Duratex SA	Paper & Forest Products	1,100	3,499
	EDP-Energias do Brasil SA	Electric Utilities	1,100	3,398
a	Embraer SA	Aerospace & Defense	2,800	3,100
	Energisa SA	Electric Utilities	600	4,377
a	Eneva SA	Independent Power and Renewable Electricity Producers	600	5,120
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	600	4,295
	Equatorial Energia SA	Electric Utilities	3,400	12,776
	EZ Tec Empreendimentos e Participacoes SA	Household Durables	400	2,501
	Fleury SA	Health Care Providers & Services	900	4,228
	Grendene SA	Textiles, Apparel & Luxury Goods	1,000	1,361
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	400	989
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	800	8,820
	Hypera SA	Pharmaceuticals	1,500	7,936
	IRB Brasil Resseguros SA	Insurance	4,337	5,763
	Itau Unibanco Holding SA	Banks	1,700	6,448
	Klabin SA	Containers & Packaging	1,200	5,067
	Localiza Rent a Car SA	Road & Rail	2,105	21,164
	Lojas Americanas SA	Multiline Retail	1,108	4,797
	Lojas Renner SA	Multiline Retail	2,980	20,963
	M Dias Branco SA	Food Products	300	1,818
	Magazine Luiza SA	Multiline Retail	2,478	39,216
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,000	3,447
	Natura & Co Holding SA	Personal Products	2,831	25,681

	Neoenergia SA	Electric Utilities	900	2,711
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,700	19,623
	Odontoprev SA	Health Care Providers & Services	1,000	2,129
	Petrobras Distribuidora SA	Specialty Retail	2,700	9,652

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	13,900	$48,755
	Porto Seguro SA	Insurance	300	2,568
	Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	900	5,427
	Raia Drogasil SA	Food & Staples Retailing	4,300	17,867
a	Rumo SA	Road & Rail	4,700	15,893
	Sao Martinho SA	Food Products	600	2,319
	Sul America SA	Insurance	1,100	7,734
a	Suzano SA	Paper & Forest Products	2,119	17,124
	Telefonica Brasil SA	Diversified Telecommunication Services	100	783
	TIM Participacoes SA	Wireless Telecommunication Services	3,000	6,951
	Totvs SA	Software	1,800	8,654
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	800	3,968
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	2,964	10,133
	Vale SA	Metals & Mining	12,400	130,040
a	Via Varejo SA	Specialty Retail	4,400	13,544
	WEG SA	Electrical Equipment	2,800	32,638
	YDUQS Participacoes SA	Diversified Consumer Services	1,100	5,349

				855,641

	Chile 6.4%
	AES Gener SA	Independent Power and Renewable Electricity Producers	10,618	1,631
	Aguas Andinas SA, A	Water Utilities	10,336	2,886
	Banco de Chile	Banks	163,906	12,473
	Banco de Credito e Inversiones SA	Banks	179	5,635
	Banco Santander Chile	Banks	232,671	8,063
	Cencosud SA	Food & Staples Retailing	5,029	7,341
	Cencosud Shopping SA	Real Estate Management & Development	1,819	2,597
	Cia Cervecerias Unidas SA	Beverages	558	3,591
	Colbun SA	Independent Power and Renewable Electricity Producers	27,380	4,410
	E CL SA	Electric Utilities	1,869	2,318
	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	510	3,164
	Empresas CMPC SA	Paper & Forest Products	4,504	9,433
	Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,830	13,677
	Enel Americas SA	Electric Utilities	110,084	14,253
	Enel Chile SA	Electric Utilities	99,062	6,928
	Falabella SA	Multiline Retail	2,981	8,703
	Itau CorpBanca Chile SA	Banks	648,427	1,716
	Parque Arauco SA	Real Estate Management & Development	2,250	3,139
	Plaza SA	Real Estate Management & Development	1,114	1,555

				113,513

	Colombia 2.5%
	Bancolombia SA	Banks	1,032	6,501
	Cementos Argos SA	Construction Materials	1,808	2,172
a	Corporacion Financiera Colombiana SA	Diversified Financial Services	464	3,202
	Ecopetrol SA	Oil, Gas & Consumable Fuels	17,806	8,754
	Empresa De Energia De Bogota Sa	Gas Utilities	10,065	6,398
	Grupo Argos SA	Construction Materials	1,120	3,371
	Grupo de Inversiones Suramericana SA	Diversified Financial Services	941	5,034
	Interconexion Electrica SA ESP	Electric Utilities	1,657	8,761

				44,193

	Mexico 23.6%
	Alfa SAB de CV	Industrial Conglomerates	11,165	6,934
	Alpek SAB de CV	Chemicals	1,454	1,014
	America Movil SAB de CV, L	Wireless Telecommunication Services	113,197	71,172
	Arca Continental SAB de CV	Beverages	1,660	7,201

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		2,163	$1,379
	Becle SAB de CV	Beverages		2,059	4,209
	Cemex SAB de CV	Construction Materials		56,943	21,616
	Coca-Cola FEMSA SA de CV	Beverages		1,976	8,073
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	883	810
	El Puerto de Liverpool SAB de CV	Multiline Retail		743	2,116
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	11,059	8,762
	Fomento Economico Mexicano SAB de CV	Beverages		6,853	38,680
b	GMexico Transportes SAB de CV, 144A	Road & Rail		4,632	5,957
	Gruma SAB de CV	Food Products		803	8,914
a	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		1,258	5,787
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		1,423	11,441
a	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		615	7,154
	Grupo Bimbo SAB de CV, A	Food Products		8,517	15,961
	Grupo Carso SAB de CV	Industrial Conglomerates		1,701	3,500
	Grupo Elektra SAB de CV	Banks		239	12,980
a	Grupo Financiero Banorte SAB de CV	Banks		10,847	37,647
a	Grupo Financiero Inbursa SAB de CV	Banks		8,051	6,284
	Grupo Lala SAB de CV	Food Products		2,214	1,351
	Grupo Mexico SAB de CV, B	Metals & Mining		11,871	30,248
a	Grupo Televisa SA	Media		8,078	9,997
	Industrias Bachoco SAB de CV, B	Food Products		602	1,910
	Industrias Penoles SA	Metals & Mining		467	7,558
	Infraestructura Energetica Nova SAB de CV	Gas Utilities		1,927	5,816
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		3,140	4,992
	Megacable Holdings SAB de CV	Media		1,131	3,260
	Orbia Advance Corp. SAB de CV	Chemicals		3,812	6,690
a	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		822	5,822
	Qualitas Controladora SAB de CV	Insurance		660	2,493
a	Telesites SAB de CV	Diversified Telecommunication Services		4,676	4,215
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		19,371	46,550

					418,493

	United States 0.7%
	JBS SA	Food Products		3,700	13,569

	Total Common Stocks (Cost $1,938,095)				1,445,409

	Preferred Stocks 18.5%
	Brazil 16.7%
d	Alpargatas SA, 0.144%, pfd.	Textiles, Apparel & Luxury Goods		650	4,405
d	Banco Bradesco SA, 8.892%, pfd.	Banks		16,042	55,243
d	Banco do Estado do Rio Grande do Sul SA, 5.767%, pfd., B	Banks		800	1,693
d	Bradespar SA, 1.780%, pfd.	Metals & Mining		800	6,371
d	Braskem SA, 4.036%, pfd., A	Chemicals		700	2,582
d	Centrais Eletricas Brasileiras SA, 5.733%, pfd., B	Electric Utilities		1,000	5,534
d	Cia de Transmissao de Energia Eletrica Paulista, 6.095%, pfd.	Electric Utilities		700	2,706
d	Cia Energetica de Sao Paulo, 6.549%, pfd., B	Independent Power and Renewable Electricity Producers		700	3,509
d	Companhia Energetica de Minas Gerais, 5.762%, pfd.	Electric Utilities		3,735	6,693

d	Companhia Paranaense de Energia, 3.978%, pfd., B	Electric Utilities		400	4,401
d	Gerdau SA, 0.673%, pfd.	Metals & Mining		4,000	14,761
d	Itau Unibanco Holding SA, 5.676%, pfd.	Banks		18,100	72,253
d	Itausa SA, 3.443%, pfd.	Banks		16,900	26,385
d	Lojas Americanas SA, 0.641%, pfd.	Multiline Retail		2,928	14,748

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
d	Petroleo Brasileiro SA, 3.182%, pfd.	Oil, Gas & Consumable Fuels	17,200	$59,841
d	Telefonica Brasil SA, 7.759%, pfd.	Diversified Telecommunication Services	1,600	12,326
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.429%, pfd., A	Metals & Mining	1,500	2,669

				296,120

	Chile 0.9%
d	Embotelladora Andina SA, 6.093%, pfd., B	Beverages	706	1,555
d	Sociedad Quimica y Minera de Chile SA, 0.004%, pfd., B	Chemicals	449	14,533

				16,088

	Colombia 0.9%
d	Bancolombia SA, 6.555%, pfd.	Banks	1,685	10,798
d	Grupo Aval Acciones y Valores SA, 6.682%, pfd.	Banks	15,299	3,564
d	Grupo de Inversiones Suramericana SA, 3.382%, pfd.	Diversified Financial Services	291	1,397

				15,759

	Total Preferred Stocks (Cost $575,334)			327,967

	Total Investments (Cost $2,513,429) 99.9%			1,773,376
	Other Assets, less Liabilities 0.1%			1,416

	Net Assets 100.0%			$1,774,792

See Abbreviations on page 331.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $14,777, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $8,820, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.35		$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.13		0.64	0.51	0.12

Net realized and unrealized gains (losses)	2.20		(7.73)	(2.86)	0.04

Total from investment operations	2.33		(7.09)	(2.35)	0.16

Less distributions from net investment income	(0.13)		(0.67)	(0.52)	(0.08)

Net asset value, end of period	$16.55		$14.35	$22.11	$24.98

Total return[d]	16.27%		(33.13)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total Expenses	0.19%		0.19%	0.19%	0.19%

Net investment income	1.69%		2.93%	2.21%	1.18%

Supplemental data

Net assets, end of period (000’s)	$4,137		$2,871	$4,422	$2,498

Portfolio turnover rate[f]	11.49%	[g]	19.32% [g]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	11.49%	19.32%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Mexico ETF

		Industry		Shares	Value

	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		131,755	$ 81,826
	Alpek SAB de CV	Chemicals		16,550	11,545
	America Movil SAB de CV, L	Wireless Telecommunication Services		964,200	606,235
	Arca Continental SAB de CV	Beverages		19,545	84,791
	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		25,090	15,991
	Becle SAB de CV	Beverages		24,255	49,585
	Cemex SAB de CV	Construction Materials		495,705	188,171
	Coca-Cola FEMSA SA de CV	Beverages		23,275	95,089
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	10,140	9,306
	El Puerto de Liverpool SAB de CV	Multiline Retail		8,735	24,873
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	130,490	103,384
	Fomento Economico Mexicano SAB de CV	Beverages		61,230	345,594
a	GMexico Transportes SAB de CV, 144A	Road & Rail		54,615	70,236
	Gruma SAB de CV	Food Products		9,465	105,065
b	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		14,860	68,357
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		16,420	132,018
b	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		7,250	84,334
	Grupo Bimbo SAB de CV, A	Food Products		82,285	154,202
	Grupo Carso SAB de CV	Industrial Conglomerates		20,165	41,498
	Grupo Elektra SAB de CV	Banks		2,470	134,142
b	Grupo Financiero Banorte SAB de CV	Banks		96,940	336,457
b	Grupo Financiero Inbursa SAB de CV	Banks		94,480	73,741
	Grupo Lala SAB de CV	Food Products		25,965	15,843
	Grupo Mexico SAB de CV, B	Metals & Mining		107,800	274,679
b	Grupo Televisa SA	Media		92,815	114,864
	Industrias Bachoco SAB de CV, B	Food Products		7,100	22,523
	Industrias Penoles SA	Metals & Mining		5,495	88,935
	Infraestructura Energetica Nova SAB de CV	Gas Utilities		22,655	68,378
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		36,870	58,623
	Megacable Holdings SAB de CV	Media		13,260	38,220
	Orbia Advance Corp. SAB de CV	Chemicals		44,905	78,802
b	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		9,685	68,602
	Qualitas Controladora SAB de CV	Insurance		7,800	29,464
b	Telesites SAB de CV	Diversified Telecommunication Services		55,420	49,958
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		170,135	408,850

	Total Investments (Cost $5,083,152) 99.9%				4,134,181
	Other Assets, less Liabilities 0.1%				3,038

	Net Assets 100.0%				$4,137,219

See Abbreviations on page 331.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $70,236, representing 1.7% of net assets.

bNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$18.91		$23.37	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	0.86		1.73	1.03	(0.00)[d]

Net realized and unrealized gains (losses)	1.95		(4.44)	(1.26)	0.34

Total from investment operations	2.81		(2.71)	(0.23)	0.34

Less distributions from net investment income	—		(1.75)	(0.64)	—

Net asset value, end of period	$21.72		$18.91	$23.37	$24.24

Total return[e]	14.86%		(13.90)%	(0.63)%	1.42%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%		0.19%	0.19%	0.19%

Expenses net waiver and payments by affiliates	0.19%		0.19%	—%	—%

Net investment income (loss)	7.62%		6.49%	4.57%	(0.13)%

Supplemental data

Net assets, end of period (000’s)	$6,515		$13,240	$11,683	$2,424

Portfolio turnover rate[g]	7.05%	[h]	15.74% [h]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	7.05%	15.74%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value

	Common Stocks 94.6%
	Russia 94.6%
a	Aeroflot – Russian Airlines PJSC	Airlines	40,098	$38,185
	Alrosa PJSC	Metals & Mining	171,054	162,609
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	19,936,134	50,713
	Federal Hydrogenerating Co.	Electric Utilities	8,773,200	85,944
	Gazprom PJSC	Oil, Gas & Consumable Fuels	360,918	795,077
	Inter RAO UES PJSC	Electric Utilities	2,306,952	166,776
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	13,182	761,350
	Magnit PJSC	Food & Staples Retailing	3,102	198,669
	Magnitogorsk Iron & Steel Works	Metals & Mining	135,360	67,339
	MMC Norilsk Nickel PJSC	Metals & Mining	1,182	286,478
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	42,714	186,898
	Moscow Exchange MICEX	Capital Markets	93,714	176,762
	Mosenergo PAO	Electric Utilities	612,744	16,155
	NLMK PJSC	Metals & Mining	76,764	169,848
	Novatek PJSC	Oil, Gas & Consumable Fuels	38,028	521,112
	PhosAgro PJSC	Chemicals	2,694	99,426
	Polyus Gold OJSC	Metals & Mining	954	199,771
	Rosneft PJSC	Oil, Gas & Consumable Fuels	42,594	210,442
	Rosseti PJSC	Electric Utilities	2,257,842	42,901
	Rostelecom PJSC	Diversified Telecommunication Services	73,530	93,304
a	Sberbank of Russia PJSC	Banks	347,988	1,022,422
	Severstal PAO	Metals & Mining	13,164	168,144
	Sistema PJSFC	Wireless Telecommunication Services	219,540	59,694
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	227,142	101,363
	Tatneft PAO	Oil, Gas & Consumable Fuels	36,228	215,684
	Unipro PJSC	Independent Power and Renewable Electricity Producers	790,290	28,281
a	United Co. RUSAL International PJSC	Metals & Mining	194,682	78,862
a	VTB Bank PJSC	Banks	358,996,218	159,441

	Total Common Stocks (Cost $7,157,236)			6,163,650

	Preferred Stocks 5.4%
	Russia 5.4%
b	Bashneft PJSC, 8.733%, pfd.	Oil, Gas & Consumable Fuels	1,470	23,385
b	Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	245,808	124,454
b	Tatneft PJSC, pfd., 3, 11.441%, pfd.	Oil, Gas & Consumable Fuels	3,576	20,428
a	Transneft PJSC	Oil, Gas & Consumable Fuels	95	180,816

	Total Preferred Stocks (Cost $452,393)			349,083

	Total Investments (Cost $7,609,629) 100.0%			6,512,733
	Other Assets, less Liabilities 0.0%†			1,862

	Net Assets 100.0%			$6,514,595

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.15		$27.89	$24.71

Income from investment operations[b]:
Net investment income[c]	0.38		0.89	0.11
Net realized and unrealized gains (losses)	4.80		(7.80)	3.07

Total from investment operations	5.18		(6.91)	3.18

Less distributions from net investment income	(0.39)		(0.83)	—

Net asset value, end of period	$24.94		$20.15	$27.89

Total return[d]	25.89%		(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%		0.39%	0.39%

Net investment income	3.31%		3.46%	0.93%

Supplemental data

Net assets, end of period (000’s)	$ 2,494		$ 2,015	$ 2,789

Portfolio turnover rate[f]	12.15%	[g]	32.37% [g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	12.15%	32.37%	—%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	259

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value

	Common Stocks 99.9%
	Saudi Arabia 99.9%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	568	$19,625
	Advanced Petrochemical Co.	Chemicals	1,366	21,523
	Al-Rajhi Bank	Banks	15,048	263,578
[a]	Alinma Bank	Banks	12,628	55,011
	Almarai Co. JSC	Food Products	3,246	45,779
	Arab National Bank	Banks	8,278	44,712
	Arabian Centres Co. Ltd.	Real Estate Management & Development	2,108	14,949
	Bank Al-Jazira	Banks	5,178	19,354
	Bank Albilad	Banks	4,736	30,480
	Banque Saudi Fransi	Banks	7,572	65,204
[a]	Bupa Arabia for Cooperative Insurance Co.	Insurance	736	24,096
	Dallah Healthcare Co.	Health Care Providers & Services	442	5,562
[a]	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	6,820	17,037
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,066	27,397
[a]	Emaar Economic City	Real Estate Management & Development	5,368	14,397
[a]	Etihad Etisalat Co.	Wireless Telecommunication Services	4,862	37,007
[a]	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	834	5,154
	Jarir Marketing Co.	Specialty Retail	758	37,871
[a]	Mobile Telecommunications Co.	Wireless Telecommunication Services	3,686	13,325
	Mouwasat Medical Services Co.	Health Care Providers & Services	612	20,395
	National Commercial Bank	Banks	16,896	167,343
[a]	National Industrialization Co.	Chemicals	4,224	14,932
	National Petrochemical Co.	Chemicals	1,548	12,278
[a]	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	2,822	11,767
	Riyad Bank	Banks	22,110	109,875
	Sahara International Petrochemical Co.	Chemicals	4,630	20,392
	Samba Financial Group	Banks	14,476	103,816
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	490	10,790
	Saudi Arabian Fertilizer Co.	Chemicals	2,586	56,465
[a]	Saudi Arabian Mining Co.	Metals & Mining	5,204	57,924
[b,c]	Saudi Arabian Oil Co., 144A, Reg S	Oil, Gas & Consumable Fuels	31,180	298,425
	Saudi Basic Industries Corp.	Chemicals	11,064	260,753
	Saudi British Bank	Banks	14,000	94,431
	Saudi Cement Co.	Construction Materials	966	14,963
	Saudi Dairy & Foodstuff Co.	Food Products	202	9,823
	Saudi Electricity Co.	Electric Utilities	10,084	46,295
	Saudi Ground Services Co.	Transportation Infrastructure	1,150	9,366
	Saudi Industrial Investment Group	Chemicals	2,842	17,609
[a]	Saudi Kayan Petrochemical Co.	Chemicals	9,472	29,495
[a]	Saudi Research And Marketing Group	Media	414	8,664
	Saudi Telecom Co.	Diversified Telecommunication Services	7,448	199,360
	Savola Al-Azizia United Co.	Food Products	3,372	43,151
[a]	Seera Group Holding	Hotels, Restaurants & Leisure	1,894	9,655
	Southern Province Cement Co.	Construction Materials	884	16,215
[a]	The Company for Cooperative Insurance	Insurance	790	18,303
	The Qassim Cement	Construction Materials	568	11,191
	Yanbu Cement	Construction Materials	994	9,567
	Yanbu National Petrochemical Co.	Chemicals	2,998	46,917

	Total Investments (Cost $2,431,390) 99.9%			2,492,221
	Other Assets, less Liabilities 0.1%			1,871

	Net Assets 100.0%			$2,494,092

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Saudi Arabia ETF (continued)

See Abbreviations on page 331.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $298,425, representing 12.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $298,425, representing 12.0% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.81		$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	0.79		2.65	0.22

Net realized and unrealized gains (losses)	4.19		(11.76)	2.04

Total from investment operations	4.98		(9.11)	2.26

Less distributions from net investment income	(0.39)		(2.70)	(0.06)

Net asset value, end of period	$19.40		$14.81	$26.62

Total return[d]	33.76%		(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%		0.19%	0.19%

Net investment income	8.63%		10.42%	1.75%

Supplemental data

Net assets, end of period (000’s)	$1,940		$1,481	$2,662

Portfolio turnover rate[f]	8.27%	[g]	21.44% [g]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.27%	21.44%	—%

262	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE South Africa ETF

		Industry		Shares	Value

	Common Stocks 99.9%
	Luxembourg 1.3%
	Reinet Investments SCA	Capital Markets		1,390	$24,208

	Romania 0.7%
	NEPI Rockcastle PLC	Real Estate Management & Development		3,334	13,792

	South Africa 97.9%
	Absa Group Ltd.	Banks		6,780	36,306
	African Rainbow Minerals Ltd.	Metals & Mining		998	11,578
	Anglo American Platinum Ltd.	Metals & Mining		578	40,302
	AngloGold Ashanti Ltd.	Metals & Mining		3,930	102,043
a	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		3,598	25,730
	AVI Ltd.	Food Products		2,944	13,116
	Barloworld Ltd.	Trading Companies & Distributors		1,838	6,772
	Bid Corp. Ltd.	Food & Staples Retailing		3,138	48,588
	Bidvest Group Ltd.	Industrial Conglomerates		3,198	26,479
	Capitec Bank Holdings Ltd.	Banks		718	44,655
	Clicks Group Ltd.	Food & Staples Retailing		2,254	30,044
	Coronation Fund Managers Ltd.	Capital Markets		2,426	5,864
b	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing		3,272	3,378
	Discovery Ltd.	Insurance		3,430	26,305
	Distell Group Holdings Ltd.	Beverages		780	3,437
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		2,364	17,642
	FirstRand Ltd.	Diversified Financial Services		43,662	107,925
	Fortress REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	8,332	749
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	11,060	8,653
	Gold Fields Ltd.	Metals & Mining		8,176	99,641
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	27,780	20,402
a	Harmony Gold Mining Co. Ltd.	Metals & Mining		4,824	25,780
	Impala Platinum Holdings Ltd.	Metals & Mining		6,970	60,787
	Investec Ltd.	Capital Markets		2,686	5,081
	Kumba Iron Ore Ltd.	Metals & Mining		512	15,214
	Liberty Holdings Ltd.	Insurance		1,118	3,806
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		12,958	13,253
	Momentum Metropolitan Holdings	Insurance		9,254	8,599
	Mr. Price Group Ltd.	Specialty Retail		2,424	19,184
	MTN Group Ltd.	Wireless Telecommunication Services		16,986	57,170
	MultiChoice Group Ltd.	Media		4,180	24,276
	Naspers Ltd., N	Internet & Direct Marketing Retail		2,292	406,734
	Nedbank Group Ltd.	Banks		3,300	19,936
	Netcare Ltd.	Health Care Providers & Services		13,574	10,514
a	Ninety One Ltd.	Capital Markets		1,504	3,967
a	Northam Platinum Ltd.	Metals & Mining		3,250	33,170
	Old Mutual Ltd.	Insurance		43,136	26,792
b,c	Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail		6,988	4,667
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		3,236	9,109
	PSG Group Ltd.	Industrial Conglomerates		1,538	4,240
	Rand Merchant Investment Holdings Ltd.	Insurance		7,068	12,301
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	53,474	7,726
	Remgro Ltd.	Diversified Financial Services		4,766	26,864
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,956	6,534
	Sanlam Ltd.	Insurance		15,746	49,079
	Santam Ltd.	Insurance		392	5,711
a	Sappi Ltd.	Paper & Forest Products		5,148	8,191
a	Sasol Ltd.	Chemicals		5,242	40,720
	Shoprite Holdings Ltd.	Food & Staples Retailing		4,634	37,964
	Sibanye Stillwater Ltd.	Metals & Mining		25,012	69,458
	Standard Bank Group Ltd.	Banks		12,078	78,232
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		2,732	4,296
	The Foschini Group Ltd.	Specialty Retail		3,054	15,014
	The SPAR Group Ltd.	Food & Staples Retailing		1,818	20,670

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Africa ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
South Africa (continued)
Tiger Brands Ltd.	Food Products	1,564	$17,888
Truworths International Ltd.	Specialty Retail	4,000	7,475
Vodacom Group Ltd.	Wireless Telecommunication Services	5,626	41,578
Woolworths Holdings Ltd.	Multiline Retail	8,226	17,384

			1,898,973

Total Investments (Cost $2,277,211) 99.9%			1,936,973
Other Assets, less Liabilities 0.1%			2,823

Net Assets 100.0%			$1,939,796

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $8,045, representing 0.4% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $4,667, representing 0.2% of net assets.

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Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.52		$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.05		0.36	0.40	0.10

Net realized and unrealized gains (losses)	6.13		(4.58)	(4.81)	0.40

Total from investment operations	6.18		(4.22)	(4.41)	0.50

Less distributions from net investment income	—		(0.45)	(0.38)	(0.27)

Net asset value, end of period	$22.70		$16.52	$21.19	$25.98

Total return[d]	37.41%		(20.24)%	(16.92)%	1.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%		0.09%	0.09%	—%

Net investment income	0.52%		1.78%	1.74%	0.94%

Supplemental data

Net assets, end of period (000’s)	$22,698		$11,562	$16,948	$25,981

Portfolio turnover rate[f]	4.16%	[g]	21.72% [g]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.16%	21.72%	—%	—%

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Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.5%
	South Korea 95.5%
a	Alteogen Inc.	Biotechnology	670	$103,293
	Amorepacific Corp.	Personal Products	1,140	159,863
	AmorePacific Group	Personal Products	1,010	42,231
	BGF Retail Co. Ltd.	Food & Staples Retailing	230	24,288
	BNK Financial Group Inc.	Banks	10,610	45,906
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	2,570	192,722
a	Celltrion Inc.	Biotechnology	3,770	830,077
a	Celltrion Pharm Inc.	Pharmaceuticals	660	63,997
	Cheil Worldwide Inc.	Media	2,510	44,963
	CJ CheilJedang Corp.	Food Products	290	97,948
	CJ Corp.	Industrial Conglomerates	470	32,633
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	350	42,587
a	CJ Logistics Corp.	Road & Rail	270	40,979
	Coway Co. Ltd.	Household Durables	2,040	138,326
	Daelim Industrial Co. Ltd.	Construction & Engineering	990	65,520
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	6,530	15,550
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,720	35,003
	DB Insurance Co. Ltd.	Insurance	1,620	62,611
	DGB Financial Group Inc.	Banks	5,560	26,100
	Dongsuh Cos. Inc.	Food & Staples Retailing	1,110	28,141
	Doosan Bobcat Inc.	Machinery	890	20,471
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	5,040	57,317
a	Doosan Infracore Co. Ltd.	Machinery	4,840	36,295
a	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components	420	14,186
	E-MART Inc.	Food & Staples Retailing	710	85,904
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	1,890	59,229
	GS Engineering & Construction Corp.	Construction & Engineering	2,130	43,984
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,850	49,038
	GS Retail Co. Ltd.	Food & Staples Retailing	960	27,499
	Hana Financial Group Inc.	Banks	10,480	251,807
	Hanjin Kal Corp.	Airlines	1,090	63,937
	Hankook Tire & Technology Co. Ltd.	Auto Components	2,710	72,993
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	260	60,804
	Hanmi Science Co. Ltd.	Pharmaceuticals	500	25,139
	Hanon Systems	Auto Components	5,860	61,882
	Hanssem Co. Ltd.	Household Durables	350	32,022
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,270	27,583
	Hanwha Corp.	Industrial Conglomerates	820	9,045
	Hanwha Corp.	Industrial Conglomerates	1,550	33,333
	Hanwha Life Insurance Co. Ltd.	Insurance	10,140	13,222
	Hanwha Solutions Corp.	Chemicals	2,910	95,673
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	1,670	30,344
a	Helixmith Co. Ltd.	Biotechnology	840	25,462
	Hite Jinro Co. Ltd.	Beverages	1,100	34,096
a	HLB Inc.	Leisure Products	1,600	141,873
	Hotel Shilla Co. Ltd.	Specialty Retail	1,130	73,530
	Hyundai Department Store Co. Ltd.	Multiline Retail	540	25,996
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,640	68,737
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	670	82,497
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	370	68,970
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	2,200	42,044
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	740	18,793
	Hyundai Mobis Co. Ltd.	Auto Components	2,350	462,163
	Hyundai Motor Co.	Automobiles	5,100	778,410

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Steel Co.	Metals & Mining	2,720	$57,214
	Hyundai Wia Corp.	Auto Components	560	19,393
	Industrial Bank of Korea	Banks	9,240	63,285
	Kakao Corp.	Interactive Media & Services	1,970	613,993
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,870	71,146
	KB Financial Group Inc.	Banks	14,120	453,361
	KCC Corp.	Chemicals	174	21,722
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	780	18,041
	Kia Motors Corp.	Automobiles	9,370	375,761
	Korea Aerospace Industries Ltd.	Aerospace & Defense	2,350	45,814
a	Korea Electric Power Corp.	Electric Utilities	9,300	162,223
	Korea Gas Corp.	Gas Utilities	950	20,023
	Korea Investment Holdings Co. Ltd.	Capital Markets	1,380	85,549
a	Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	1,560	110,314
	Korea Zinc Co. Ltd.	Metals & Mining	360	115,896
a	Korean Air Lines Co. Ltd.	Airlines	3,190	51,416
	KT&G Corp.	Tobacco	4,030	283,944
	Kumho Petrochemical Co. Ltd.	Chemicals	640	60,197
	LG Chem Ltd.	Chemicals	1,660	928,294
	LG Corp.	Industrial Conglomerates	3,270	207,189
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	8,190	107,496
	LG Electronics Inc.	Household Durables	3,920	307,365
	LG Household & Health Care Ltd.	Personal Products	320	396,203
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	510	67,593
	LG Uplus Corp.	Diversified Telecommunication Services	7,020	69,029
	Lotte Chemical Corp.	Chemicals	540	90,731
	Lotte Chilsung Beverage Co. Ltd.	Beverages	130	10,004
	Lotte Corp.	Industrial Conglomerates	940	22,988
	LOTTE Fine Chemical Co. Ltd.	Chemicals	640	27,171
	Lotte Shopping Co. Ltd.	Multiline Retail	410	27,520
	LS Corp.	Electrical Equipment	630	28,281
	Mando Corp.	Auto Components	1,190	36,275
a	Medytox Inc.	Biotechnology	152	27,424
a	Medytox Inc., rts., 10/15/20	Biotechnology	25	622
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	5,070	19,031
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	13,820	100,208
	Naver Corp.	Interactive Media & Services	4,820	1,222,001
	NCSoft Corp.	Entertainment	610	420,402
a	Netmarble Corp	Entertainment	620	88,003
	NH Investment & Securities Co. Ltd.	Capital Markets	4,660	36,419
a	NHN Corp.	Entertainment	350	22,266
	Nongshim Co. Ltd.	Food Products	120	32,219
a	OCI Co. Ltd.	Chemicals	660	32,168
	Orion Corp.	Food Products	780	87,371
	Ottogi Corp.	Food Products	50	24,284
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,650	19,399
	POSCO	Metals & Mining	2,490	417,306
	POSCO Chemical Co. Ltd.	Construction Materials	780	55,891
	Posco International Corp.	Trading Companies & Distributors	1,810	20,739
	S-1 Corp.	Commercial Services & Supplies	690	51,625
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,490	65,741
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	490	289,098
	Samsung C&T Corp.	Industrial Conglomerates	3,050	273,835
	Samsung Card Co. Ltd.	Consumer Finance	1,100	26,524
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	2,020	240,085
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	79,680	3,965,264

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
a	Samsung Engineering Co. Ltd.	Construction & Engineering	5,760	$51,961
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,190	185,190
a	Samsung Heavy Industries Co. Ltd.	Machinery	15,900	72,464
	Samsung Life Insurance Co. Ltd.	Insurance	2,320	121,009
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,910	707,982
	Samsung SDS Co. Ltd.	IT Services	1,160	168,123
	Samsung Securities Co. Ltd.	Capital Markets	2,300	60,180
	Shinhan Financial Group Co. Ltd.	Banks	16,750	395,297
	Shinsegae Co. Ltd.	Multiline Retail	250	45,425
a	SillaJen Inc.	Biotechnology	1,616	16,720
	SK Holdings Co. Ltd.	Industrial Conglomerates	1,130	191,796
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	18,870	1,355,348
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,970	234,143
	SK Networks Co. Ltd.	Trading Companies & Distributors	4,860	19,760
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	860	175,015
	SKC Co. Ltd.	Chemicals	690	48,970
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	3,810	19,123
	Woori Financial Group Inc.	Banks	19,820	145,409
	Yuhan Corp.	Pharmaceuticals	1,660	91,126

	Total Common Stocks (Cost $22,420,727)			21,685,413

	Preferred Stocks 4.2%
	South Korea 4.2%
b	Amorepacific Corp., 1.736%, pfd.	Personal Products	390	19,308
b	CJ CheilJedang Corp., 2.261%, pfd.	Food Products	50	6,712
b	Hyundai Motor Co., 3.614%, pfd.	Automobiles	810	58,456
b	Hyundai Motor Co., 3.515%, pfd., 2	Automobiles	1,290	97,288
b	LG Chem Ltd., 0.640%, pfd.	Chemicals	280	76,734
b	LG Electronics Inc., 2.356%, pfd.	Household Durables	630	18,288
b	LG Household & Health Care Ltd., 1.561%, pfd.	Personal Products	80	48,431
b	Samsung Electronics Co. Ltd., 2.105%, pfd.	Technology Hardware, Storage & Peripherals	13,980	603,668
b	Samsung Fire & Marine Insurance Co. Ltd., 6.141%, pfd.	Insurance	100	11,843

	Total Preferred Stocks (Cost $869,355)			940,728

	Total Investments (Cost $23,290,082) 99.7%			22,626,141
	Other Assets, less Liabilities 0.3%			72,298

	Net Assets 100.0%			$22,698,439

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Kospi 200 Mini	Long	2	$26,493	10/08/20	$(369)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.44		$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.43		1.06	0.53	0.22

Net realized and unrealized gains (losses)	3.97		(0.16)	0.83	(0.67)

Total from investment operations	4.40		0.90	1.36	(0.45)

Less distributions from net investment income	(0.64)		(0.32)	(0.61)	—

Net asset value, end of period	$28.20		$24.44	$23.86	$23.11

Total return[d]	18.23%		3.70%	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	3.16%		4.12%	2.35%	6.54%

Supplemental data

Net assets, end of period (000’s)	$16,920		$34,213	$2,386	$2,311

Portfolio turnover rate[f]	3.70%	[g]	16.25% [g]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.70%	16.25%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value

	Common Stocks 98.8%
	Switzerland 98.8%
	ABB Ltd.	Electrical Equipment	24,498	$625,282
	Adecco Group AG	Professional Services	2,052	108,725
a	Alcon Inc.	Health Care Equipment & Supplies	6,132	349,065
	Baloise Holding AG	Insurance	600	88,490
	Banque Cantonale Vaudoise	Banks	372	37,899
	Barry Callebaut AG	Food Products	42	93,623
	Chocoladefabriken Lindt & Spruengli AG	Food Products	27	228,490
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	6,918	464,588
	Clariant AG	Chemicals	2,664	52,657
	Credit Suisse Group AG	Capital Markets	31,122	313,134
	DKSH Holding AG	Professional Services	474	33,148
	EMS-Chemie Holding AG	Chemicals	96	86,361
a	Flughafen Zurich AG	Transportation Infrastructure	252	34,725
	Geberit AG	Building Products	474	281,588
	Georg Fischer AG	Machinery	54	56,366
	Givaudan AG	Chemicals	126	544,457
	Helvetia Holding AG	Insurance	462	39,374
	Julius Baer Group Ltd.	Capital Markets	2,892	123,612
	Kuehne + Nagel International AG	Marine	672	131,145
	LafargeHolcim Ltd., B	Construction Materials	6,834	312,337
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,962	153,073
	Lonza Group AG	Life Sciences Tools & Services	1,014	627,549
	Nestle SA	Food Products	28,506	3,392,486
	Novartis AG	Pharmaceuticals	22,980	1,998,729
	OC Oerlikon Corp. AG	Machinery	2,694	21,552
	Partners Group Holding AG	Capital Markets	222	204,808
	PSP Swiss Property AG	Real Estate Management & Development	576	69,904
	Roche Holding AG	Pharmaceuticals	282	97,054
	Roche Holding AG	Pharmaceuticals	7,338	2,517,084
	Schindler Holding AG	Machinery	252	68,736
	Schindler Holding AG, PC	Machinery	546	149,463
	SGS SA	Professional Services	78	209,613
	SIG Combibloc Group AG	Containers & Packaging	3,810	76,677
	Sika AG	Chemicals	1,872	461,098
a	Sonova Holding AG	Health Care Equipment & Supplies	700	177,981
	Straumann Holding AG	Health Care Equipment & Supplies	132	133,616
	Sulzer AG	Machinery	246	19,827
	Swatch Group AG	Textiles, Apparel & Luxury Goods	384	89,819
	Swatch Group AG	Textiles, Apparel & Luxury Goods	594	26,766
	Swiss Life Holding AG	Insurance	420	159,314
	Swiss Prime Site AG	Real Estate Management & Development	996	90,629
	Swiss Re AG	Insurance	3,750	278,694
	Swisscom AG	Diversified Telecommunication Services	342	181,879
	Temenos AG	Software	804	108,556
	UBS Group AG	Capital Markets	45,702	512,360
b	VAT Group AG, Reg S	Machinery	348	66,702
	Vifor Pharma AG	Pharmaceuticals	684	93,359
	Zurich Insurance Group AG	Insurance	2,064	720,462

	Total Investments (Cost $16,754,277) 98.8%			16,712,856
	Other Assets, less Liabilities 1.2%			207,264

	Net Assets 100.0%			$16,920,120

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $66,702, representing 0.4% of net assets.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Switzerland ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Swiss Mid Cap	Long	7	$199,390	12/18/20	$(92)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.18		$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.74		0.89	0.47	(0.02)

Net realized and unrealized gains (losses)	7.18		(1.56)	(1.85)	0.77

Total from investment operations	7.92		(0.67)	(1.38)	0.75

Less distributions from net investment income	(0.02)		(0.87)	(0.24)	(—)[d]

Net asset value, end of period	$31.08		$23.18	$24.72	$26.34

Total return[e]	34.17%		(3.29)%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%		0.19%	0.19%	0.19%

Net investment income (loss)	5.22%		3.39%	1.96%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$18,646		$13,906	$14,834	$5,268

Portfolio turnover rate[g]	7.39%	[h]	12.57% [h]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	7.39%	12.57%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	China 1.1%
	Airtac International Group	Machinery	4,500	$101,150
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,900	111,853

				213,003

	Taiwan 97.9%
	Accton Technology Corp.	Communications Equipment	16,000	122,920
a	Acer Inc.	Technology Hardware, Storage & Peripherals	90,000	77,066
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	12,098	121,556
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	105,000	214,626
	Asia Cement Corp.	Construction Materials	72,000	103,170
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	1,200	60,286
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	22,000	192,563
a	AU Optronics Corp.	Electronic Equipment, Instruments & Components	273,000	105,573
	Capital Securities Corp.	Capital Markets	66,000	24,498
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	22,000	137,870
	Cathay Financial Holding Co. Ltd.	Insurance	255,000	339,859
	Chailease Holding Co. Ltd.	Diversified Financial Services	40,523	183,292
	Chang Hwa Commercial Bank Ltd.	Banks	199,560	119,549
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	57,000	72,623
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	20,030	58,163
a	China Airlines Ltd.	Airlines	81,000	23,157
	China Development Financial Holding Corp.	Insurance	429,000	126,054
	China Life Insurance Co. Ltd.	Insurance	90,000	61,684
a	China Motor Corp.	Automobiles	9,000	13,052
	China Steel Corp.	Metals & Mining	384,000	271,141
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	120,000	443,340
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	126,000	82,878
	CTBC Financial Holding Co. Ltd.	Banks	561,000	356,412
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	66,000	430,702
	E.Sun Financial Holding Co. Ltd.	Banks	368,298	325,545
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	74,373
a	Epistar Corp.	Semiconductors & Semiconductor Equipment	30,000	36,617
	Eternal Materials Co. Ltd.	Chemicals	30,630	34,636
	EVA Airways Corp.	Airlines	72,000	26,476
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	78,035	42,706
	Far Eastern International Bank	Banks	64,732	22,909
	Far Eastern New Century Corp.	Industrial Conglomerates	123,000	107,448
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	51,000	107,417
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	13,200	79,076
	First Financial Holding Co. Ltd.	Banks	314,910	223,444
	Formosa Chemicals & Fibre Corp.	Chemicals	45,000	105,190
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	116,014
	Formosa Plastics Corp.	Chemicals	153,000	415,227
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	36,000	38,844
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	34,000	60,459
	Fubon Financial Holding Co. Ltd.	Insurance	228,000	329,853
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	54,630
	Giant Manufacturing Co. Ltd.	Leisure Products	9,000	84,680
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	6,300	83,530
	Hiwin Technologies Corp.	Machinery	8,000	78,724
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	299,000	799,068
	Hotai Motor Co. Ltd.	Specialty Retail	9,780	217,131
	HTC Corp.	Technology Hardware, Storage & Peripherals	24,000	23,700
	Hua Nan Financial Holdings Co. Ltd.	Banks	294,464	179,452
a	Innolux Corp.	Electronic Equipment, Instruments & Components	261,000	84,441
	Inventec Corp.	Technology Hardware, Storage & Peripherals	93,000	72,089
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	2,320	269,153

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	67,000	$106,647
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	45,600	955,707
	Mega Financial Holding Co. Ltd.	Banks	339,000	325,399
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	21,000	96,437
	momo.com Inc.	Internet & Direct Marketing Retail	1,500	36,410
	Nan Ya Plastics Corp.	Chemicals	174,000	357,468
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	27,000	53,605
	Nien Made Enterprise Co. Ltd.	Household Durables	4,000	47,441
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	18,000	165,009
a	OBI Pharma Inc.	Biotechnology	4,194	16,219
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	8,500	100,373
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	2,100	76,134
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	63,000	138,782
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	81,000	73,135
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	21,000	62,575
	President Chain Store Corp.	Food & Staples Retailing	17,600	159,823
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	84,000	219,267
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	15,000	190,854
	Shin Kong Financial Holding Co. Ltd.	Insurance	366,530	101,751
	SinoPac Financial Holdings Co. Ltd.	Banks	327,040	122,519
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	42,000	59,892
	Taishin Financial Holding Co. Ltd.	Banks	322,195	142,397
	Taiwan Business Bank	Banks	154,050	50,744
	Taiwan Cement Corp.	Construction Materials	160,352	229,217
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	296,460	199,605
	Taiwan Fertilizer Co. Ltd.	Chemicals	24,000	42,014
a	Taiwan Glass Industry Corp.	Building Products	51,000	21,395
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	68,847
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	50,000	166,770
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	26,165
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	270,000	4,036,669
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	55,656
	The Shanghai Commercial & Savings Bank Ltd.	Banks	102,000	136,824
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	10,000	16,953
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	9,000	19,515
	U-Ming Marine Transport Corp.	Marine	12,000	12,409
	Uni-President Enterprises Corp.	Food Products	150,000	323,700
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	39,000	100,186
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	354,000	348,964
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	27,000	89,590
	Walsin Lihwa Corp.	Electrical Equipment	96,000	53,201
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	15,000	80,019
	Wan Hai Lines Ltd.	Marine	24,000	17,609
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	12,000	118,707
	Wistron Corp.	Technology Hardware, Storage & Peripherals	87,000	89,517
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	2,500	56,367
	Yageo Corp.	Electronic Equipment, Instruments & Components	9,500	115,298
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	361,560	222,214
a	Yulon Motor Co. Ltd.	Automobiles	27,000	21,395
	Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	8,425
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	18,000	78,309

				18,248,994

	Total Investments (Cost $14,527,298) 99.0%			18,461,997

	Other Assets, less Liabilities 1.0%			184,248

	Net Assets 100.0%			$18,646,245

aNon-income producing.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE Taiwan Index	Long	4	$174,520	10/29/20	$2,477

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31,
			2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.92		$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.31		1.08	1.05	0.38

Net realized and unrealized gains (losses)	1.43		(6.30)	(1.21)	0.07

Total from investment operations	1.74		(5.22)	(0.16)	0.45

Less distributions from net investment income	(0.32)		(1.09)	(0.84)	(0.11)

Net asset value, end of period	$19.34		$17.92	$24.23	$25.23

Total return[d]	9.39%		(22.42)%	(0.51)%	1.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Net investment income	3.20%		4.84%	4.46%	3.68%

Supplemental data

Net assets, end of period (000’s)	$77,354		$89,624	$29,076	$2,523

Portfolio turnover rate[f]	2.74%	[g]	4.41% [g]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.74%	4.41%	—%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Australia 4.4%
a	Glencore PLC	Metals & Mining		421,520	$877,137
	Rio Tinto PLC	Metals & Mining		42,400	2,551,899

					3,429,036

	Germany 0.1%
b	TUI AG	Hotels, Restaurants & Leisure		16,880	63,918

	Ireland 2.9%
	CRH PLC	Construction Materials		30,720	1,110,426
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure		4,720	747,497
	Smurfit Kappa Group PLC	Containers & Packaging		9,280	364,714

					2,222,637

	Kazakhstan 0.1%
	KAZ Minerals PLC	Metals & Mining		8,720	59,072

	Netherlands 0.7%
a,c,d	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		4,640	521,397

	Russia 0.5%
	Evraz PLC	Metals & Mining		22,560	100,505
	Polymetal International PLC	Metals & Mining		13,200	288,312

					388,817

	Switzerland 0.2%
	Coca-Cola HBC AG	Beverages		7,520	185,882

	United Arab Emirates 0.0%†
a	NMC Health PLC	Health Care Providers & Services		3,705	—

	United Kingdom 90.8%
	3i Group PLC	Capital Markets		37,280	480,317
	Admiral Group PLC	Insurance		8,160	275,441
	Anglo American PLC	Metals & Mining		47,920	1,162,076
	Antofagasta PLC	Metals & Mining		13,600	179,952
	Ashmore Group PLC	Capital Markets		17,680	81,873
	Ashtead Group PLC	Trading Companies & Distributors		17,520	634,196
	Associated British Foods PLC	Food Products		13,600	328,345
	AstraZeneca PLC	Pharmaceuticals		51,280	5,606,549
	Auto Trader Group PLC	Interactive Media & Services		36,880	268,430
	Avast PLC	Software		21,520	146,617
	AVEVA Group PLC	Software		2,480	153,446
	Aviva PLC	Insurance		153,120	565,553
	B&M European Value Retail SA	Multiline Retail		33,280	212,842
	BAE Systems PLC	Aerospace & Defense		125,600	782,651
a	Barclays PLC	Banks		675,520	852,440
	Barratt Developments PLC	Household Durables		39,600	243,585
	Bellway PLC	Household Durables		4,880	148,321
	BHP Group PLC	Metals & Mining		81,280	1,737,793
	BP PLC	Oil, Gas & Consumable Fuels		775,200	2,256,906
	British American Tobacco PLC	Tobacco		89,280	3,205,823
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	36,080	157,378
	BT Group PLC	Diversified Telecommunication Services		340,080	432,533
	Bunzl PLC	Trading Companies & Distributors		13,120	425,226
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		15,760	316,620
	Centrica PLC	Multi-Utilities		225,920	117,091
	Compass Group PLC	Hotels, Restaurants & Leisure		69,680	1,053,062
	ConvaTec Group PLC	Health Care Equipment & Supplies		61,920	143,130
	Croda International PLC	Chemicals		4,880	394,304
	DCC PLC	Industrial Conglomerates		3,840	298,258
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	3,920	130,242

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Diageo PLC	Beverages		89,680	$3,072,364
	Direct Line Insurance Group PLC	Insurance		53,520	186,400
	DS Smith PLC	Containers & Packaging		49,840	189,884
	easyJet PLC	Airlines		8,720	56,546
	Experian PLC	Professional Services		35,440	1,337,851
	Ferguson PLC	Trading Companies & Distributors		8,800	888,743
	Fresnillo PLC	Metals & Mining		7,280	112,657
	GlaxoSmithKline PLC	Pharmaceuticals		192,640	3,616,133
a	GVC Holdings PLC	Hotels, Restaurants & Leisure		22,640	285,080
	Halma PLC	Electronic Equipment, Instruments & Components		14,800	448,679
	Hargreaves Lansdown PLC	Capital Markets		14,000	282,709
	Hikma Pharmaceuticals PLC	Pharmaceuticals		6,640	222,674
a	Hiscox Ltd.	Insurance		13,040	150,610
	HomeServe PLC	Commercial Services & Supplies		10,800	172,573
	Howden Joinery Group PLC	Trading Companies & Distributors		22,320	170,419
	HSBC Holdings PLC	Banks		795,760	3,101,706
	IMI PLC	Machinery		10,400	141,174
	Imperial Brands PLC	Tobacco		36,800	650,588
a	Informa PLC	Media		58,480	284,645
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		7,120	376,842
	Intermediate Capital Group PLC	Capital Markets		10,800	166,569
	International Consolidated Airlines Group SA	Airlines		26,691	32,788
	International Consolidated Airlines Group SA	Airlines		16,710	20,527
	Intertek Group PLC	Professional Services		6,320	517,519
	ITV PLC	Media		145,600	127,282
	J Sainsbury PLC	Food & Staples Retailing		63,520	156,805
	JD Sports Fashion PLC	Specialty Retail		16,880	176,631
	Johnson Matthey PLC	Chemicals		7,440	226,706
	Kingfisher PLC	Specialty Retail		82,480	316,372
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	27,920	188,596
	Legal & General Group PLC	Insurance		231,600	563,943
a	Lloyds Banking Group PLC	Banks		2,748,720	936,537
	London Stock Exchange Group PLC	Capital Markets		12,320	1,413,706
	M&G PLC	Diversified Financial Services		101,840	209,996
	Meggitt PLC	Aerospace & Defense		30,080	100,135
a	Melrose Industries PLC	Electrical Equipment		187,840	280,480
	Mondi PLC	Paper & Forest Products		18,960	401,866
	National Grid PLC	Multi-Utilities		136,960	1,575,496
a	Natwest Group PLC	Banks		177,840	243,821
	Next PLC	Multiline Retail		4,960	381,531
a	Ocado Group PLC	Internet & Direct Marketing Retail		18,960	672,595
	Pearson PLC	Media		29,360	208,458
	Pennon Group PLC	Water Utilities		16,480	219,658
	Persimmon PLC	Household Durables		12,400	396,440
	Phoenix Group Holdings PLC	Insurance		21,200	188,617
	Prudential PLC	Insurance		102,000	1,462,389
	Quilter PLC	Capital Markets		70,240	116,414
	Reckitt Benckiser Group PLC	Household Products		24,640	2,408,207
	RELX PLC	Professional Services		72,640	1,620,869
a	Renishaw PLC	Electronic Equipment, Instruments & Components		1,360	98,811
a	Rentokil Initial PLC	Commercial Services & Supplies		72,160	499,653
	Rightmove PLC	Interactive Media & Services		33,840	274,215
	Rolls-Royce Holdings PLC	Aerospace & Defense		66,880	112,401
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		160,320	1,997,795
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		144,960	1,761,975
	RSA Insurance Group PLC	Insurance		40,400	235,919
	Schroders PLC	Capital Markets		4,400	153,300

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	46,480	$560,273
	Severn Trent PLC	Water Utilities		9,360	295,134
	Smith & Nephew PLC	Health Care Equipment & Supplies		34,240	671,286
	Smiths Group PLC	Industrial Conglomerates		15,520	275,883
	Spirax-Sarco Engineering PLC	Machinery		2,880	411,979
	SSE PLC	Electric Utilities		40,640	634,676
	St. James’s Place Capital PLC	Capital Markets		20,720	249,385
a	Standard Chartered PLC	Banks		100,400	462,207
	Standard Life Aberdeen PLC	Capital Markets		86,560	252,905
	Tate & Lyle PLC	Food Products		18,000	154,795
	Taylor Wimpey PLC	Household Durables		139,360	195,388
	Tesco PLC	Food & Staples Retailing		378,080	1,038,661
	The Berkeley Group Holdings PLC	Household Durables		4,560	249,248
	The Sage Group PLC	Software		42,640	397,341
	Travis Perkins PLC	Trading Companies & Distributors		9,920	139,275
	Unilever PLC	Personal Products		42,640	2,632,769
	United Utilities Group PLC	Water Utilities		26,640	294,739
	Vodafone Group PLC	Wireless Telecommunication Services		1,047,040	1,389,890
	Weir Group PLC	Machinery		10,000	161,923
a	Whitbread PLC	Hotels, Restaurants & Leisure		7,920	217,578
	William Morrison Supermarkets PLC	Food & Staples Retailing		87,120	191,638
	WPP PLC	Media		46,240	363,457

					70,244,729

	Total Investments before Short Term Investments (Cost $97,112,679)				77,115,488

	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
e,f	Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds		49,020	49,020

	Total Investments (Cost $97,161,699) 99.8%				77,164,508
	Other Assets, less Liabilities 0.2%				189,415

	Net Assets 100.0%				$77,353,923

See Abbreviations on page 331.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2020. See Note 1(d).

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $521,397, representing 0.7% of net assets.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $521,397, representing 0.7% of net assets.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	3	$226,557	12/18/20	$(8,497)

*As of period end.

See Note 8 regarding other derivative information.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$18,330,728	$14,634,853	$138,266,801	$6,324,195
Cost – Non-controlled affiliates (Note 3c)	11,650	—	—	—

Value – Unaffiliated issuers+	$18,929,612	$13,880,138	$87,402,064	$6,103,805
Value – Non-controlled affiliates (Note 3c)	11,650	—	—	—
Cash	—	—	1,005	—
Foreign currency, at value (cost $10,626, $27,253, $447,150 and $4,232, respectively)	10,609	27,275	438,803	4,248
Receivables:
Investment securities sold	3,871	—	7,112	—
Dividends and interest	28,019	54,013	390,092	12,363
Deposits with brokers for:
Futures contracts	—	—	232,449	—

Total assets	18,983,761	13,961,426	88,471,525	6,120,416

Liabilities:
Payables:
Investment securities purchased	40	—	—	—
Management fees	2,966	1,056	15,074	459
Variation margin on futures contracts	—	—	56,930	—
Funds advanced by custodian	7,221	45,980	—	11,709
Deferred tax	11,137	—	—	—
Payable upon return of securities loaned	11,650	—	—	—

Total liabilities	33,014	47,036	72,004	12,168

Net assets, at value	$18,950,747	$13,914,390	$88,399,521	$6,108,248

Net assets consist of:
Paid-in capital	$18,898,409	$14,486,189	$175,527,826	$6,459,960
Total distributable earnings (loss)	52,338	(571,799)	(87,128,305)	(351,712)

Net assets, at value	$18,950,747	$13,914,390	$88,399,521	$6,108,248

Shares outstanding	800,000	600,000	5,200,000	250,000

Net asset value per share	$23.69	$23.19	$17.00	$24.43

+Includes securities loaned	11,400	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$47,346,097	$201,690,175	$4,910,415	$6,769,283
Cost – Non-controlled affiliates (Note 3c)	188,560	—	11,429	—

Value – Unaffiliated issuers+	$57,491,137	$210,058,229	$4,335,283	$5,756,403
Value – Non-controlled affiliates (Note 3c)	188,560	—	11,429	—
Cash	39,714	54,916	—	—
Foreign currency, at value (cost $52,089, $278,272, $13,922 and $133, respectively)	52,090	281,165	13,969	132
Receivables:
Investment securities sold	19,355	—	—	—
Dividends and interest++	61,975	575,311	19,126	7,393
Deposits with brokers for:
Futures contracts	11,306	91,944	4,862	—
Unrealized appreciation on OTC forward exchange contracts	—	—	111,610	—

Total assets	57,864,137	211,061,565	4,496,279	5,763,928

Liabilities:
Payables:
Investment securities purchased	19,145	235,671	124,304	—
Management fees	8,982	16,334	326	492
Variation margin on futures contracts	6,524	2,412	87	—
Funds advanced by custodian	—	—	—	5,899
Payable upon return of securities loaned	188,560	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	98	—

Total liabilities	223,211	254,417	124,815	6,391

Net assets, at value	$57,640,926	$210,807,148	$4,371,464	$5,757,537

Net assets consist of:
Paid-in capital	$50,764,317	$199,759,054	$5,713,922	$7,448,714
Total distributable earnings (loss)	6,876,609	11,048,094	(1,342,458)	(1,691,177)

Net assets, at value	$57,640,926	$210,807,148	$4,371,464	$5,757,537

Shares outstanding	2,000,000	9,200,000	200,000	250,000

Net asset value per share	$28.82	$22.91	$21.86	$23.03

+Includes securities loaned	184,456	—	—	—
++Includes European Union tax reclaims	—	198,515	11,095	820

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$7,914,280	$18,713,220	$11,121,725	$3,422,976

Value – Unaffiliated issuers	$7,962,877	$16,982,624	$12,220,899	$3,098,910
Cash	453	6,944	726	300
Foreign currency, at value (cost $3,810, $90,819, $908 and $1,981, respectively)	3,819	90,821	909	1,985
Receivables:
Dividends and interest	57,814	17,304	4,904	450
Variation margin on futures contracts	—	858	—	—
Deposits with brokers for:
Futures contracts	—	11,382	—	—

Total assets	8,024,963	17,109,933	12,227,438	3,101,645

Liabilities:
Payables:
Investment securities purchased	57,814	—	—	—
Management fees	598	1,308	1,908	236
Deferred tax	—	—	84,565	—

Total liabilities	58,412	1,308	86,473	236

Net assets, at value	$7,966,551	$17,108,625	$12,140,965	$3,101,409

Net assets consist of:
Paid-in capital	$8,053,448	$18,826,786	$12,239,884	$3,728,641
Total distributable earnings (loss)	(86,897)	(1,718,161)	(98,919)	(627,232)

Net assets, at value	$7,966,551	$17,108,625	$12,140,965	$3,101,409

Shares outstanding	350,000	750,000	550,000	150,000

Net asset value per share	$22.76	$22.81	$22.07	$20.68

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$461,293,129	$5,283,904	$2,513,429	$5,083,152
Cost – Non-controlled affiliates (Note 3c)	340,642	49,950	—	—

Value – Unaffiliated issuers	$448,809,112	$4,933,302	$1,773,376	$4,134,181
Value – Non-controlled affiliates (Note 3c)	340,642	49,950	—	—
Cash	—	—	—	32
Foreign currency, at value (cost $303,122, $1,976, $6,050 and $3,090, respectively)	303,206	1,975	6,049	3,045
Receivables:
Investment securities sold	57,036	1,492	70	—
Dividends and interest	3,204,621	35,662	4,913	601
Deposits with brokers for:
Futures contracts	177,499	4,551	—	—
Unrealized appreciation on OTC forward exchange contracts	—	19	—	—

Total assets	452,892,116	5,026,951	1,784,408	4,137,859

Liabilities:
Payables:
Management fees	33,268	353	295	640
Variation margin on futures contracts	14,796	1,258	—	—
Funds advanced by custodian	—	—	9,321	—
Unrealized depreciation on OTC forward exchange contracts	—	22,549	—	—

Total liabilities	48,064	24,160	9,616	640

Net assets, at value	$452,844,052	$5,002,791	$1,774,792	$4,137,219

Net assets consist of:
Paid-in capital	$467,626,887	$6,975,249	$2,619,441	$5,725,011
Total distributable earnings (loss)	(14,782,835)	(1,972,458)	(844,649)	(1,587,792)

Net assets, at value	$452,844,052	$5,002,791	$1,774,792	$4,137,219

Shares outstanding	17,400,000	200,000	100,000	250,000

Net asset value per share	$26.03	$25.01	$17.75	$16.55

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$7,609,629	$2,431,390	$2,277,211	$23,290,082

Value – Unaffiliated issuers	$6,512,733	$2,492,221	$1,936,973	$22,626,141
Cash	86,917	539	—	19,132
Foreign currency, at value (cost $-, $1,887, $3,310 and $23,782, respectively)	—	1,887	3,391	23,842
Receivables:
Dividends and interest	3,544	242	892	27,963
Deposits with brokers for:
Futures contracts	—	—	—	2,937

Total assets	6,603,194	2,494,889	1,941,256	22,700,015

Liabilities:
Payables:
Investment securities purchased	87,530	—	—	—
Management fees	1,069	797	305	1,553
Variation margin on futures contracts	—	—	—	23
Funds advanced by custodian	—	—	1,155	—

Total liabilities	88,599	797	1,460	1,576

Net assets, at value	$6,514,595	$2,494,092	$1,939,796	$22,698,439

Net assets consist of:
Paid-in capital	$6,721,507	$2,482,525	$2,441,624	$27,283,362
Total distributable earnings (loss)	(206,912)	11,567	(501,828)	(4,584,923)

Net assets, at value	$6,514,595	$2,494,092	$1,939,796	$22,698,439

Shares outstanding	300,000	100,000	100,000	1,000,000

Net asset value per share	$21.72	$24.94	$19.40	$22.70

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2020 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$16,754,277	$14,527,298	$97,112,679
Cost – Non-controlled affiliates (Note 3c)	—	—	49,020

Value – Unaffiliated issuers+	$16,712,856	$18,461,997	$77,115,488
Value – Non-controlled affiliates (Note 3c)	—	—	49,020
Cash	—	7,640	4,510
Foreign currency, at value (cost $39,558, $136,525 and $77,354, respectively)	39,709	136,753	78,482
Receivables:
Dividends and interest	226,481	32,356	139,214
Variation margin on futures contracts	1,094	724	—
Deposits with brokers for:
Futures contracts	20,928	9,680	25,206

Total assets	17,001,068	18,649,150	77,411,920

Liabilities:
Payables:
Investment securities purchased	38,561	—	1,966
Management fees	1,441	2,905	5,869
Variation margin on futures contracts	—	—	1,142
Funds advanced by custodian	40,946	—	—
Payable upon return of securities loaned	—	—	49,020

Total liabilities	80,948	2,905	57,997

Net assets, at value	$16,920,120	$18,646,245	$77,353,923

Net assets consist of:
Paid-in capital	$15,166,526	$14,383,078	$101,016,674
Total distributable earnings (loss)	1,753,594	4,263,167	(23,662,751)

Net assets, at value	$16,920,120	$18,646,245	$77,353,923

Shares outstanding	600,000	600,000	4,000,000

Net asset value per share	$28.20	$31.08	$19.34

+Includes securities loaned	—	—	46,380

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$278,508	$189,682	$1,191,307	$86,000
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	(3)	—	—	—
Non-Controlled affiliates (Note 3c)	44	—	—	—

Total investment income	278,549	189,682	1,191,307	86,000

Expenses:
Management fees (Note 3a)	16,577	5,867	104,399	2,616

Total expenses	16,577	5,867	104,399	2,616
Expenses waived/paid by affiliates (Note 3c)	(85)	—	—	—

Net investment income	262,057	183,815	1,086,908	83,384

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(105,492)	(260,853)	(20,719,454)	(69,016)
In-kind redemptions	—	450,803	—	—
Foreign currency transactions	(1,973)	(990)	(203,322)	1,587
Futures contracts	—	—	134,052	—

Net realized gain (loss)	(107,465)	188,960	(20,788,724)	(67,429)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,154,405	3,208,729	43,521,258	1,281,048
Translation of other assets and liabilities denominated in foreign currencies	1,480	1,795	125,066	(65)
Futures contracts	—	—	(47,735)	—
Change in deferred taxes on unrealized depreciation	(11,137)	—	—	—

Net change in unrealized appreciation (depreciation)	4,144,748	3,210,524	43,598,589	1,280,983

Net realized and unrealized gain (loss)	4,037,283	3,399,484	22,809,865	1,213,554

Net increase (decrease) in net assets resulting from operations	$4,299,340	$3,583,299	$23,896,773	$1,296,938

[a]Foreign taxes withheld on dividends	$32,402	$3,756	$67,599	$15,176

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$893,164	$2,994,740	$62,322	$74,793
Non-cash dividends	—	252,040	4,998	15,150
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	(13)	—	—	—
Non-Controlled affiliates (Note 3c)	364	1,868	—	—

Total investment income	893,515	3,248,648	67,320	89,943

Expenses:
Management fees (Note 3a)	51,409	90,826	1,928	3,076
Other	—	236	28	—

Total expenses	51,409	91,062	1,956	3,076
Expenses waived/paid by affiliates (Note 3c)	(190)	(86)	(6)	—

Net investment income	842,296	3,157,672	65,370	86,867

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(565,738)	(1,978,723)	(125,348)	(50,514)
In-kind redemptions	1,044,767	3,784,594	—	(632,310)
Foreign currency transactions	(3,191)	49,641	7,060	1,039
Futures contracts	5,757	156,099	14,092	—
Forwards exchange contracts	—	—	(311,460)	—

Net realized gain (loss)	481,595	2,011,611	(415,656)	(681,785)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	12,497,222	31,599,754	863,648	1,757,600
Translation of other assets and liabilities denominated in foreign currencies	8	12,719	824	69
Futures contracts	1,957	(65,679)	(5,049)	—
Forward exchange contracts	—	—	60,661	—

Net change in unrealized appreciation (depreciation)	12,499,187	31,546,794	920,084	1,757,669

Net realized and unrealized gain (loss)	12,980,782	33,558,405	504,428	1,075,884

Net increase (decrease) in net assets resulting from operations	$13,823,078	$36,716,077	$569,798	$1,162,751

[a]Foreign taxes withheld on dividends	$73,018	$336,402	$8,379	$15,686

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$164,016	$379,330	$55,949	$47,518

Total investment income	164,016	379,330	55,949	47,518

Expenses:
Management fees (Note 3a)	2,670	7,625	9,895	1,355

Total expenses	2,670	7,625	9,895	1,355

Net investment income	161,346	371,705	46,054	46,163

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(126,837)	(80,302)	(495,468)	(84,212)
Foreign currency transactions	525	85	(9,204)	(196)
Futures contracts	—	3,473	8,412	—

Net realized gain (loss)	(126,312)	(76,744)	(496,260)	(84,408)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,551,048	1,575,323	3,761,386	558,465
Translation of other assets and liabilities denominated in foreign currencies	(29)	(58)	74	19
Futures contracts	—	(5,952)	(1,682)	—
Change in deferred taxes on unrealized appreciation	—	—	(84,565)	—

Net change in unrealized appreciation (depreciation)	1,551,019	1,569,313	3,675,213	558,484

Net realized and unrealized gain (loss)	1,424,707	1,492,569	3,178,953	474,076

Net increase (decrease) in net assets resulting from operations	$1,586,053	$1,864,274	$3,225,007	$520,239

[a]Foreign taxes withheld on dividends	$15,442	$—	$15,120	$8,128

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$3,693,207	$41,322	$22,594	$34,465
Non-controlled affiliates (Note 3c)	(246)	—	—	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	(105)	—	—	—
Non-Controlled affiliates (Note 3c)	571	—	—	—

Total investment income	3,693,427	41,322	22,594	34,465

Expenses:
Management fees (Note 3a)	177,752	2,131	1,709	3,489
Other	1,382	—	—	—

Total expenses	179,134	2,131	1,709	3,489
Expenses waived/paid by affiliates (Note 3c)	(441)	(75)	—	—

Net investment income	3,514,734	39,266	20,885	30,976

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,453,522)	(47,904)	(52,776)	(253,215)
Foreign currency transactions	70,241	1,754	(2,363)	199
Futures contracts	575,834	12,720	(1,187)	—
Forwards exchange contracts	—	(60,247)	—	—

Net realized gain (loss)	(1,807,447)	(93,677)	(56,326)	(253,016)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	67,011,040	821,064	303,176	632,565
Translation of other assets and liabilities denominated in foreign currencies	(8,289)	(197)	1,622	(130)
Futures contracts	42,109	405	1,305	—
Forward exchange contracts	—	(33,464)	—	—

Net change in unrealized appreciation (depreciation)	67,044,860	787,808	306,103	632,435

Net realized and unrealized gain (loss)	65,237,413	694,131	249,777	379,419

Net increase (decrease) in net assets resulting from operations	$68,752,147	$733,397	$270,662	$410,395

[a]Foreign taxes withheld on dividends	$413,248	$4,588	$2,320	$1,075

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$471,828	$42,461	$25,535	$50,401
Non-cash dividends	—	—	55,586	—

Total investment income	471,828	42,461	81,121	50,401

Expenses:
Management fees (Note 3a)	11,474	4,481	1,748	7,475
Other	—	—	—	12

Total expenses	11,474	4,481	1,748	7,487

Net investment income	460,354	37,980	79,373	42,914

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(186,151)	(862)	(123,680)	(278,277)
In-kind redemptions	1,040,188	—	—	—
Foreign currency transactions	(7,165)	6	(22)	(9,393)
Futures contracts	—	—	—	7,325
Forwards exchange contracts	—	(56)	—	—

Net realized gain (loss)	846,872	(912)	(123,702)	(280,345)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,452,851	481,356	541,999	5,110,031
Translation of other assets and liabilities denominated in foreign currencies	—	4	(89)	7,318
Futures contracts	—	—	—	17,416

Net change in unrealized appreciation (depreciation)	1,452,851	481,360	541,910	5,134,765

Net realized and unrealized gain (loss)	2,299,723	480,448	418,208	4,854,420

Net increase (decrease) in net assets resulting from operations	$2,760,077	$518,428	$497,581	$4,897,334

[a]Foreign taxes withheld on dividends	$52,425	$1,446	$5,516	$9,842

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2020 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$562,897	$462,419	$1,342,070
Income from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	359

Total investment income	562,897	462,419	1,342,429

Expenses:
Management fees (Note 3a)	15,576	16,241	36,740

Total expenses	15,576	16,241	36,740

Expenses waived/paid by affiliates (Note 3c)	—	—	(3)

Net investment income	547,321	446,178	1,305,692

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(211,129)	15,465	(1,476,252)
In-kind redemptions	2,126,580	—	(2,220,792)
Foreign currency transactions	3,058	4,139	2,829
Futures contracts	62,712	25,033	107,914

Net realized gain (loss)	1,981,221	44,637	(3,586,301)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,277,176	4,258,162	9,890,265
Translation of other assets and liabilities denominated in foreign currencies	4,634	324	4,470
Futures contracts	(19,009)	2,477	(85,767)

Net change in unrealized appreciation (depreciation)	4,262,801	4,260,963	9,808,968

Net realized and unrealized gain (loss)	6,244,022	4,305,600	6,222,667

Net increase (decrease) in net assets resulting from operations	$6,791,343	$4,751,778	$7,528,359

[a]Foreign taxes withheld on dividends	$81,595	$126,529	$9,327

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$262,057	$395,662	$183,815	$468,776
Net realized gain (loss)	(107,465)	(413,776)	188,960	203,043
Net change in unrealized appreciation (depreciation)	4,144,748	(2,354,251)	3,210,524	(3,514,826)

Net increase (decrease) in net assets resulting from operations	4,299,340	(2,372,365)	3,583,299	(2,843,007)

Distributions to shareholders:	(60,629)	(403,670)	(193,033)	(500,460)

Capital share transactions: (Note 2)	—	—	2,703,848	3,774,628

Net increase (decrease) in net assets	4,238,711	(2,776,035)	6,094,114	431,161
Net assets:
Beginning of period	14,712,036	17,488,071	7,820,276	7,389,115

End of period	$18,950,747	$14,712,036	$13,914,390	$7,820,276

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$1,086,908	$2,779,622	$83,384	$152,979
Net realized gain (loss)	(20,788,724)	(6,535,713)	(67,429)	34,521
Net change in unrealized appreciation (depreciation)	43,598,589	(95,581,334)	1,280,983	(1,426,829)

Net increase (decrease) in net assets resulting from operations	23,896,773	(99,337,425)	1,296,938	(1,239,329)

Distributions to shareholders:	(1,850,700)	(1,076,875)	(64,709)	(139,563)

Capital share transactions: (Note 2)	(36,346,096)	182,535,019	—	1,428,015

Net increase (decrease) in net assets	(14,300,023)	82,120,719	1,232,229	49,123
Net assets:
Beginning of period	102,699,544	20,578,825	4,876,019	4,826,896

End of period	$88,399,521	$102,699,544	$6,108,248	$4,876,019

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$842,296	$786,891	$3,157,672	$2,748,144
Net realized gain (loss)	481,595	(3,851,985)	2,011,611	1,544,533
Net change in unrealized appreciation (depreciation)	12,499,187	686,253	31,546,794	(16,683,190)

Net increase (decrease) in net assets resulting from operations	13,823,078	(2,378,841)	36,716,077	(12,390,513)

Distributions to shareholders:	(84,466)	(787,837)	(1,897,766)	(2,821,950)

Capital share transactions: (Note 2)	(4,904,805)	8,753,375	84,632,603	32,209,377

Net increase (decrease) in net assets	8,833,807	5,586,697	119,450,914	16,996,914
Net assets:
Beginning of period	48,807,119	43,220,422	91,356,234	74,359,320

End of period	$57,640,926	$48,807,119	$210,807,148	$91,356,234

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$65,370	$146,166	$86,867	$100,467
Net realized gain (loss)	(415,656)	315,995	(681,785)	(36,345)
Net change in unrealized appreciation (depreciation)	920,084	(899,755)	1,757,669	(2,635,032)

Net increase (decrease) in net assets resulting from operations	569,798	(437,594)	1,162,751	(2,570,910)

Distributions to shareholders:	(29,319)	(294,228)	(51,192)	(86,176)

Capital share transactions: (Note 2)	—	—	(4,055,531)	8,972,173

Net increase (decrease) in net assets	540,479	(731,822)	(2,943,972)	6,315,087
Net assets:
Beginning of period	3,830,985	4,562,807	8,701,509	2,386,422

End of period	$4,371,464	$3,830,985	$5,757,537	$8,701,509

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$161,346	$108,392	$371,705	$561,766
Net realized gain (loss)	(126,312)	(95,320)	(76,744)	347,250
Net change in unrealized appreciation (depreciation)	1,551,019	(983,793)	1,569,313	(5,052,670)

Net increase (decrease) in net assets resulting from operations	1,586,053	(970,721)	1,864,274	(4,143,654)

Distributions to shareholders:	(60,642)	(114,909)	(188,966)	(569,121)

Capital share transactions: (Note 2)	2,259,040	1,127,565	—	28,395

Net increase (decrease) in net assets	3,784,451	41,935	1,675,308	(4,684,380)
Net assets:
Beginning of period	4,182,100	4,140,165	15,433,317	20,117,697

End of period	$7,966,551	$4,182,100	$17,108,625	$15,433,317

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$46,054	$142,242	$46,163	$422,097
Net realized gain (loss)	(496,260)	(604,754)	(84,408)	(1,684,080)
Net change in unrealized appreciation (depreciation)	3,675,213	(2,727,721)	558,484	(1,387,475)

Net increase (decrease) in net assets resulting from operations	3,225,007	(3,190,233)	520,239	(2,649,458)

Distributions to shareholders:	(60,544)	(83,995)	(60,150)	(414,228)

Capital share transactions: (Note 2)	186,548	5,057,008	—	(4,705,377)

Net increase (decrease) in net assets	3,351,011	1,782,780	460,089	(7,769,063)
Net assets:
Beginning of period	8,789,954	7,007,174	2,641,320	10,410,383

End of period	$12,140,965	$8,789,954	$3,101,409	$2,641,320

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$3,514,734	$5,988,980	$39,266	$104,775
Net realized gain (loss)	(1,807,447)	(93,823)	(93,677)	(1,599,327)
Net change in unrealized appreciation (depreciation)	67,044,860	(46,840,847)	787,808	1,013,532

Net increase (decrease) in net assets resulting from operations	68,752,147	(40,945,690)	733,397	(481,020)

Distributions to shareholders	(3,419,075)	(5,496,937)	—	—

Capital share transactions: (Note 2)	71,660,324	72,087,879	—	(9,119,221)

Net increase (decrease) in net assets	136,993,396	25,645,252	733,397	(9,600,241)
Net assets:
Beginning of period	315,850,656	290,205,404	4,269,394	13,869,635

End of period	$452,844,052	$315,850,656	$5,002,791	$4,269,394

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$20,885	$77,224	$30,976	$128,515
Net realized gain (loss)	(56,326)	(60,001)	(253,016)	(297,482)
Net change in unrealized appreciation (depreciation)	306,103	(1,047,301)	632,435	(1,247,853)

Net increase (decrease) in net assets resulting from operations	270,662	(1,030,078)	410,395	(1,416,820)

Distributions to shareholders:	(16,238)	(90,264)	(32,481)	(134,178)

Capital share transactions: (Note 2)	—	—	888,685	—

Net increase (decrease) in net assets	254,424	(1,120,342)	1,266,599	(1,550,998)
Net assets:
Beginning of period	1,520,368	2,640,710	2,870,620	4,421,618

End of period	$1,774,792	$1,520,368	$4,137,219	$2,870,620

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$460,354	$1,025,691	$37,980	$89,405
Net realized gain (loss)	846,872	(217,317)	(912)	(62,860)
Net change in unrealized appreciation (depreciation)	1,452,851	(3,085,622)	481,360	(717,507)

Net increase (decrease) in net assets resulting from operations	2,760,077	(2,277,248)	518,428	(690,962)

Distributions to shareholders:	—	(1,112,109)	(39,413)	(82,840)

Capital share transactions: (Note 2)	(9,485,177)	4,946,037	—	—

Net increase (decrease) in net assets	(6,725,100)	1,556,680	479,015	(773,802)
Net assets:
Beginning of period	13,239,695	11,683,015	2,015,077	2,788,879

End of period	$6,514,595	$13,239,695	$2,494,092	$2,015,077

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$79,373	$265,425	$42,914	$262,645
Net realized gain (loss)	(123,702)	(85,547)	(280,345)	(2,031,597)
Net change in unrealized appreciation (depreciation)	541,910	(1,090,870)	5,134,765	(1,659,724)

Net increase (decrease) in net assets resulting from operations	497,581	(910,992)	4,897,334	(3,428,676)

Distributions to shareholders:	(39,089)	(269,501)	—	(322,884)

Capital share transactions: (Note 2)	—	—	6,238,834	(1,634,635)

Net increase (decrease) in net assets	458,492	(1,180,493)	11,136,168	(5,386,195)
Net assets:
Beginning of period	1,481,304	2,661,797	11,562,271	16,948,466

End of period	$1,939,796	$1,481,304	$22,698,439	$11,562,271

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$547,321	$433,186	$446,178	$531,999
Net realized gain (loss)	1,981,221	(145,095)	44,637	(67,049)
Net change in unrealized appreciation (depreciation)	4,262,801	(4,242,900)	4,260,963	(872,010)

Net increase (decrease) in net assets resulting from operations	6,791,343	(3,954,809)	4,751,778	(407,060)

Distributions to shareholders:	(896,879)	(65,702)	(11,363)	(520,726)

Capital share transactions: (Note 2)	(23,186,877)	35,847,030	—	—

Net increase (decrease) in net assets	(17,292,413)	31,826,519	4,740,415	(927,786)
Net assets:
Beginning of period	34,212,533	2,386,014	13,905,830	14,833,616

End of period	$16,920,120	$34,212,533	$18,646,245	$13,905,830

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$1,305,692	$1,830,118
Net realized gain (loss)	(3,586,301)	(1,808,811)
Net change in unrealized appreciation (depreciation)	9,808,968	(29,641,625)

Net increase (decrease) in net assets resulting from operations	7,528,359	(29,620,318)

Distributions to shareholders:	(1,290,290)	(1,337,064)

Capital share transactions: (Note 2)	(18,508,330)	91,505,345

Net increase (decrease) in net assets	(12,270,261)	60,547,963
Net assets:
Beginning of period	89,624,184	29,076,221

End of period	$77,353,923	$89,624,184

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Australia ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	250,000	$4,935,974	250,000	$6,380,606
Shares redeemed	(100,000)	(2,232,126)	(100,000)	(2,605,978)

Net increase (decrease)	150,000	$2,703,848	150,000	$3,774,628

	Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,800,000	$194,991,129
Shares redeemed	(1,900,000)	(36,346,096)	(500,000)	(12,456,110)

Net increase (decrease)	(1,900,000)	$(36,346,096)	6,300,000	$182,535,019

	Franklin FTSE Canada ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,645,197
Shares redeemed	—	—	(50,000)	(1,217,182)

Net increase (decrease)	—	$—	50,000	$1,428,015

	Franklin FTSE China ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	600,000	$13,290,874
Shares redeemed	(200,000)	(4,904,805)	(200,000)	(4,537,499)

Net increase (decrease)	(200,000)	$(4,904,805)	400,000	$8,753,375

	Franklin FTSE Europe ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	5,200,000	$101,611,433	3,600,000	$79,020,679
Shares redeemed	(800,000)	(16,978,830)	(2,000,000)	(46,811,302)

Net increase (decrease)	4,400,000	$84,632,603	1,600,000	$32,209,377

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin FTSE France ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	350,000	$8,972,173
Shares redeemed	(200,000)	(4,055,531)	—	—

Net increase (decrease)	(200,000)	$(4,055,531)	350,000	$8,972,173

	Franklin FTSE Germany ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,259,040	50,000	$1,127,565

Net increase (decrease)	100,000	$2,259,040	50,000	$1,127,565

	Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	300,000	$7,218,089
Shares redeemed	—	—	(300,000)	(7,189,694)

Net increase (decrease)	—	$—	—	$28,395

	Franklin FTSE India ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,078,399	400,000	$8,528,590
Shares redeemed	(50,000)	(891,851)	(150,000)	(3,471,582)

Net increase (decrease)	—	$186,548	250,000	$5,057,008

	Franklin FTSE Italy ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$1,118,853
Shares redeemed	—	—	(350,000)	(5,824,230)

Net increase (decrease)	—	$—	(300,000)	$(4,705,377)

	Franklin FTSE Japan ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	3,000,000	$71,660,324	7,800,000	$202,804,002
Shares redeemed	—	—	(5,400,000)	(130,716,123)

Net increase (decrease)	3,000,000	$71,660,324	2,400,000	$72,087,879

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(400,000)	$(9,119,221)

Net increase (decrease)	—	$—	(400,000)	$(9,119,221)

	Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	50,000	$888,685	—	$—

Net increase (decrease)	50,000	$888,685	—	$—

	Franklin FTSE Russia ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$4,946,037
Shares redeemed	(400,000)	(9,485,177)	—	—

Net increase (decrease)	(400,000)	$(9,485,177)	200,000	$4,946,037

	Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	300,000	$6,238,834	100,000	$2,002,593
Shares redeemed	—	—	(200,000)	(3,637,228)

Net increase (decrease)	300,000	$6,238,834	(100,000)	$(1,634,635)

	Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,400,000	$37,960,491
Shares redeemed	(800,000)	(23,186,877)	(100,000)	(2,113,461)

Net increase (decrease)	(800,000)	$(23,186,877)	1,300,000	$35,847,030

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$1,915,121	4,800,000	$111,979,995
Shares redeemed	(1,100,000)	(20,423,451)	(1,000,000)	(20,474,650)

Net increase (decrease)	(1,000,000)	$(18,508,330)	3,800,000	$91,505,345

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Asia ex Japan ETF
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$5,040	$284,680	$(278,070)	$—	$—	$11,650	11,650	$44

Franklin FTSE China ETF
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$29,400	$4,781,670	$(4,555,310)	$—	$—	$255,760	255,760	$364

Franklin FTSE Europe ETF
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$405,745	$(405,745)	$—	$—	$—	—	$1,868

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$1	$58,118	$(46,691)	$—	$—	$11,428	11,428	$—

Franklin FTSE Japan ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$124,941	$4,129,441	$(3,913,740)	$—	$—	$340,642	340,642	$—
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$794,570	$(794,570)	$—	$—	$—	—	$571

Total Affiliated Securities	$124,941	$4,924,011	$(4,708,310)	$—	$—	$340,642	340,642	$571

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$88,139	$(38,190)	$—	$—	$49,950	49,950	$—

Franklin FTSE United Kingdom ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.00%	$—	$78,690	$(29,670)	$—	$—	$49,020	49,020	$359

d. Other Affiliated Transactions

At September 30, 2020, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	503,218	5.5%
Franklin Moderate Allocation Fund	1,241,021	13.5%
Franklin Growth Allocation Fund	1,188,362	12.9%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	557,195	6.1%
Franklin 529 Portfolios	5,203,325	56.6%

	8,693,121	94.5%

Franklin FTSE Taiwan ETF
Franklin Resources Inc.	65,000	10.8%

Franklin FTSE Europe Hedged ETF
Franklin Resources Inc	30,000	15.0%

Franklin FTSE Japan ETF
Franklin 529 Portfolios	2,326,811	13.4%

Franklin FTSE Japan Hedge ETF
Franklin Resources Inc	75,000	37.5%

Franklin FTSE Latin America ETF
Franklin Resource Inc.	26,000	26.0%

Franklin FTSE Russia ETF
Franklin Resources Inc.	20,000	6.7%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	31,000	31.0%

Franklin FTSE United Kingdom ETF
Franklin Managed Income Fund	2,000,000	50.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$430,651	$66,544	$1,261,450	$74,271
Short term	174,730	28,847	14,433,121	40,746

Total capital loss carryforwards	$605,381	$95,391	$15,694,571	$115,017

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards not subject to expiration:
Long term	$3,409,806	$694,903	$141,696	$25,552
Short term	634,115	202,195	275,648	19,947

Total capital loss carryforwards	$4,043,921	$897,098	$417,344	$45,499

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards not subject to expiration:
Long term	$69,418	$45,269	$531,381	$159,490
Short term	27,546	68,066	—	12,639

Total capital loss carryforwards	$96,964	$113,335	$531,381	$172,129

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards not subject to expiration:
Long term	$1,925,069	$566,970	$33,641	$289,134
Short term	1,768,589	923,873	9,886	53,017

Total capital loss carryforwards	$3,693,658	$1,490,843	$43,527	$342,151

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$158,259	$42,547	$63,669	$1,672,354
Short term	56,094	15,417	25,690	906,331

Total capital loss carryforwards	$214,353	$57,964	$89,359	$2,578,685

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$36,215	$54,844	$395,355
Short term	163,488	44,305	164,474

Total capital loss carryforwards	$199,703	$99,149	$559,829

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2020, the deferred losses were as follows:

	Franklin FTSE Russia ETF	Franklin FTSE South Korea ETF
Late-year ordinary losses	$(63,961)	$636

At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$18,342,378	$14,634,853	$138,266,801	$6,324,195

Unrealized appreciation	$3,877,678	$1,154,833	$2,810,204	$847,413
Unrealized depreciation	(3,278,794)	(1,909,548)	(53,674,941)	(1,067,803)

Net unrealized appreciation (depreciation)	$598,884	$(754,715)	$(50,864,737)	$(220,390)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$47,534,657	$201,690,175	$4,921,844	$6,769,283

Unrealized appreciation	$15,160,138	$26,053,310	$597,034	$290137
Unrealized depreciation	(5,015,098)	(17,685,256)	(1,172,166)	(1,303,017)

Net unrealized appreciation (depreciation)	$10,145,040	$8,368,054	$(575,132)	$(1,012,880)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$7,914,280	$18,713,220	$11,121,725	$3,422,976

Unrealized appreciation	$747,003	$1,400,782	$2,121,642	$375,674
Unrealized depreciation	(698,406)	(3,131,378)	(1,022,468)	(699,740)

Net unrealized appreciation (depreciation)	$48,597	$(1,730,596)	$1,099,174	$(324,066)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$461,633,771	$5,333,854	$2,513,429	$5,083,152

Unrealized appreciation	$44,846,524	$681,463	$135,910	$68,362
Unrealized depreciation	(57,330,541)	(1,032,065)	(875,963)	(1,017,333)

Net unrealized appreciation (depreciation)	$(12,484,017)	$(350,602)	$(740,053)	$(948,971)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$7,609,629	$2,431,390	$2,277,211	$23,290,082

Unrealized appreciation	$277,622	$222,473	$316,935	$2,517,922
Unrealized depreciation	(1,374,518)	(161,642)	(657,173)	(3,181,863)

Net unrealized appreciation (depreciation)	$(1,096,896)	$60,831	$(340,238)	$(663,941)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$16,754,277	$14,527,298	$97,161,699

Unrealized appreciation	$962,493	$4,558,201	$3,503,045
Unrealized depreciation	(1,003,914)	(623,502)	(23,500,236)

Net unrealized appreciation (depreciation)	$(41,421)	$3,934,699	$(19,997,191)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$1,212,008	$646,545	$5,258,617	$160,073
Sales	$985,408	$677,489	$43,088,376	$131,999

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$5,306,501	$107,838,121	$268,516	$155,325
Sales	$5,224,537	$21,959,868	$419,377	$107,139

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$301,198	$1,891,325	$2,111,067	$222,637
Sales	$198,024	$1,713,208	$1,913,089	$230,640

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$16,679,881	$224,421	$110,472	$415,084
Sales	$14,114,686	$217,276	$99,793	$414,880

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$1,328,716	$312,194	$165,670	$7,125,708
Sales	$809,166	$315,493	$181,131	$690,721

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$1,263,172	$1,566,731	$2,788,100
Sales	$1,672,512	$1,239,668	$2,206,789

In-kind transactions associated with creation and redemptions for the period ended September 30, 2020, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$—	$4,931,288	$—	$—
Value of Securities Delivered	$—	$2,230,275	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$—	$101,027,432	$—	$—
Value of Securities Delivered	$4,347,962	$16,797,941	$—	$4,050,708

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$2,255,700	$—	$—	$—
Value of Securities Delivered	$—	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$70,326,775	$—	$—	$888,730
Value of Securities Delivered	$—	$—	$—	$—

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered	$9,462,392	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$—	$—	$1,908,904
Value of Securities Delivered	$22,984,869	$—	$20,286,730

At September 30, 2020, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE China ETF	Franklin FTSE United Kingdom ETF
Securities lending transactions[a]:
Equity investments[b]	$11,650	$188,560	$49,020

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At September 30, 2020, Franklin FTSE Russia ETF had 99.9% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$57,168	[a]

Totals		$—			$57,168

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$1,957	[a]	Variation margin on futures contracts	$—

Totals		$1,957			$—

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$29,156	[a]

Totals		$—			$29,156

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$111,610		Unrealized depreciation on OTC forward exchange contracts	$98

Equity contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	1,496	[a]

Totals		$111,610			$1,594

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$284	[a]

Totals		$—			$284

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$20,588	[a]

Totals		$—			$20,588

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$19		Unrealized depreciation on OTC forward exchange contracts	$22,549

Equity contracts	Variation margin on futures contracts	228	[a]	Variation margin on futures contracts	—

Totals		$247			$22,549

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8. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE South Korea ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$369	[a]

Totals		$—			$369

Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$92	[a]

Totals		$—			$92

Franklin FTSE Taiwan ETF

Equity contracts	Variation margin on futures contracts	$2,477	[a]	Variation margin on futures contracts	$—

Totals		$2,477			$—

Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$8,497	[a]

Totals		$—			$8,497

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$134,052	Futures contracts	$(47,735)

Totals		$134,052		$(47,735)

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$5,757	Futures contracts	$1,957

Totals		$5,757		$1,957

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$156,099	Futures contracts	$(65,679)

Totals		$156,099		$(65,679)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$14,092	Futures contracts	$(5,049)

	Forward exchange contracts	(311,460)	Translation of other assets and liabilities denominated in foreign currencies	60,661

Totals		$(297,368)		$55,612

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$3,473	Futures contracts	$(5,952)

Totals		$3,473		$(5,952)

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$8,412	Futures contracts	$(1,682)

Totals		$8,412		$(1,682)

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$575,834	Futures contracts	$42,109

Totals		$575,834		$42,109

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$12,720	Futures contracts	$405

	Forward exchange contracts	(60,247)	Translation of other assets and liabilities denominated in foreign currencies	(33,464)

Totals		$(47,527)		$(33,059)

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(1,187)	Futures contracts	$1,305

Totals		$(1,187)		$1,305

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(7,325)	Futures contracts	$(17,416)

Totals		$(7,325)		$(17,416)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$62,712	Futures contracts	$(19,009)

Totals		$62,712		$(19,009)

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$25,033	Futures contracts	$2,477

Totals		$25,033		$2,477

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$107,914	Futures contracts	$(85,767)

Totals		$107,914		$(85,767)

For the period ended September 30, 2020, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF
Futures contracts	$562,135	$137,280	$686,516	$43,964
Foreign exchange contracts	$—	$—	$—	$13,760,939

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Futures contracts	$70,211	$13,399	$2,684,478	$66,712
Foreign exchange contracts	$—	$—	$—	$14,368,755

	Franklin FTSE Latin America ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF
Futures contracts	$798	$86,698	$204,200	$94,224

	Franklin FTSE United Kingdom ETF
Futures contracts	$414,165

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	$111,610	$98

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$19	$22,549

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$31,148	$(48)	$—	$—	$31,100
DBAB	35,422	(9)	—	—	35,413
HSBK	15,230	(14)	—	—	15,216
MSCO	14,600	(7)	—	—	14,593
UBSW	15,210	(20)	—	—	15,190

Total	$111,610	$(98)	$—	$—	$111,512

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$48	$(48)	$—	$—	$—
DBAB	9	(9)	—	—	—
HSBK	14	(14)	—	—	—
MSCO	7	(7)	—	—	—
UBSW	20	(20)	—	—	—

Total	$98	$(98)	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$19	$(19)	$—	$—	$—

		Amounts Not Offset in the Statements of Assets and Liabilities
DBAB	6,640	(19)	—	—	6,621
HSBC	6,601	—	—	—	6,601
HSBK	55	—	—	—	55
MSCO	6,564	—	—	—	6,564
UBSW	2,689	—	—	—	2,689

Total	$22,549	$(19)	$—	$—	$22,530

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$8,617,566	[c]	$11,578	$2,188	$8,631,332
India	1,922,516		—	592	1,923,108
South Korea	2,433,309		—	2,028	2,435,337
Other Equity Investments	5,939,835		—	—	5,939,835
Short-Term Investments	11,650		—	—	11,650

Total Investments in Securities	$18,924,876		$11,578	$4,808	$18,941,262

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$13,880,138		$—	$—	$13,880,138

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$87,402,064		$—	$—	$87,402,064

Liabilities:
Other Financial Instruments:
Futures Contracts	$57,168		$—	$—	$57,168

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$6,103,805		$—	$—	$6,103,805

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$57,053,974		$67,423	$14,586	$57,135,983
Other Equity Investments	355,154		—	—	355,154
Short-Term Investments	188,560		—	—	188,560

Total Investments in Securities	$57,597,688		$67,423	$14,586	$57,679,697

Other Financial Instruments:
Futures Contracts	$1,957		$—	$—	$1,957

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[b]
Equity Investments:[b]
Spain	$7,400,383	$230,539	$—		$7,630,922
United Arab Emirates	—	—	—	[c]	—
Other Equity Investments	202,427,307	—	—		202,427,307

Total Investments in Securities	$209,827,690	$230,539	$—		$210,058,229

Liabilities:
Other Financial Instruments:
Futures Contracts	$29,156	$—	$—		$29,156

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Spain	$152,252	$4,697	$—		$156,949
United Arab Emirates	—	—	—	[c]	—
Other Equity Investments	4,178,334	—	—		4,178,334
Short-Term Investments	11,429	—	—		11,429

Total Investments in Securities	$4,342,015	$4,697	$—		$4,346,712

Other Financial Instruments:
Forward Exchange Contracts	$—	$111,610	$—		$111,610

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$98	$—		$98
Futures Contracts	1,496	—	—		1,496

Total Other Financial Instruments	$1,496	$98	$—		$1,594

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$5,756,403	$—	$—		$5,756,403

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$7,962,877	$—	$—		$7,962,877

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$16,982,624	$—	$—		$16,982,624

Liabilities:
Other Financial Instruments:
Futures Contracts	$284	$—	$—		$284

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$12,216,373	$—	$4,526	$12,220,899

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$3,098,910	$—	$—	$3,098,910

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$448,607,295	$201,816	$—	$448,809,111
Short-Term Investments	340,643	—	—	340,643

Total Investments in Securities	$448,947,938	$201,816	$—	$449,149,754

Liabilities:
Other Financial Instruments:
Futures Contracts	$20,588	$—	$—	$20,588

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,931,168	$2,134	$—	$4,933,302
Short-Term Investments	49,950	—	—	49,950

Total Investments in Securities	$4,981,118	$2,134	$—	$4,983,252

Other Financial Instruments:
Forward Exchange Contracts	$—	$19	$—	$19
Futures Contracts	228	—	—	228

Total Other Financial Instruments	$228	$19	$—	$247

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$22,549	$—	$22,549

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$1,773,376	$—	$—	$1,773,376

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,134,181	$—	$—	$4,134,181

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$6,512,733	$—	$—	$6,512,733

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$2,492,221	$—	$—		$2,492,221

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$1,936,973	$—	$—		$1,936,973

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$22,609,421	$—	$16,720		$22,626,141

Liabilities:
Other Financial Instruments:
Futures Contracts	$369	$—	$—		$369

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$16,712,856	$—	$—		$16,712,856

Liabilities:
Other Financial Instruments:
Futures Contracts	$92	$—	$—		$92

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$18,461,997	$—	$—		$18,461,997

Other Financial Instruments:
Futures Contracts	$2,477	$—	$—		$2,477

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	$—	[c]	$—
Other Equity Investments	77,115,488	—	—		77,115,488
Short-Term Investments	49,020	—	—		49,020

Total Investments in Securities	$77,164,508	$—	$—		$77,164,508

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,497	$—	$—		$8,497

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family

Counterparty
BOFA	Bank of America Corp.
DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA, N.A.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Tax Information (unaudited)

At March 31, 2020, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2020, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin FTSE Asia ex Japan ETF	$0.0586	$0.5518	$0.2790
Franklin FTSE Australia ETF	$0.0138	$0.7953	$0.7359
Franklin FTSE Brazil ETF	$0.0446	$0.4295	$0.0000
Franklin FTSE Canada ETF	$0.1111	$0.7225	$0.7225
Franklin FTSE China ETF	$0.0344	$0.4277	$0.3491
Franklin FTSE Europe ETF	$0.0287	$0.3150	$0.3150
Franklin FTSE Europe Hedged ETF	$0.0821	$0.8123	$0.7639
Franklin FTSE France ETF	$0.0591	$0.3940	$0.3940
Franklin FTSE Germany ETF	$0.0712	$0.5047	$0.5047
Franklin FTSE Hong Kong ETF	$0.0005	$0.7494	$0.0067
Franklin FTSE India ETF	$0.0000	$0.2605	$0.1916
Franklin FTSE Italy ETF	$0.4141	$3.2278	$3.2278
Franklin FTSE Japan ETF	$0.0426	$0.4119	$0.3854
Franklin FTSE Japan Hedged ETF	$0.0616	$0.6128	$0.0000
Franklin FTSE Latin America	$0.0755	$0.8442	$0.1889
Franklin FTSE Mexico ETF	$0.0277	$0.5419	$0.5419
Franklin FTSE Russia ETF	$0.2158	$2.0822	$1.9514
Franklin FTSE Saudi Arabia	$0.0382	$0.9322	$0.0000
Franklin FTSE South Africa	$0.1191	$2.7752	$0.9018
Franklin FTSE South Korea ETF	$0.0663	$0.3898	$0.3898
Franklin FTSE Switzerland ETF	$0.0552	$0.3645	$0.1395
Franklin FTSE Taiwan ETF	$0.2513	$1.1373	$0.0000
Franklin FTSE United Kingdom ETF	$0.0055	$0.4575	$0.3507

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2021, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year 2020. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the

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effectiveness of those plans during the pandemic, and devel oping strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds’ are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. The Board noted the Manager’s high level of client engagement and the strength of its compliance program. The Board then noted that for the one-year period ended February 29, 2020, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE France ETF was 6 basis points above the tolerance anticipated for this Fund, for the Franklin FTSE India ETF was 6 basis points below the tolerance anticipated for this Fund and for the Franklin FTSE Switzerland ETF was 7.2 basis points above the tolerance for this Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:

•	The Expense Group for the Franklin FTSE Asia Ex Japan ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.

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•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other Pacific region fund.

•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Latin American funds.

•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other international large-cap core funds.

•	The Expense Group for the Franklin FTSE China ETF was comprised of pure-index exchange-traded funds, which included the Fund and nine other China region funds.

•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure-index exchange-traded funds, which included the Fund and six other European region funds.

•	The Expense Group for the Franklin FTSE Europe Hedged ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other European region funds.

•	The Expense Group for the Franklin FTSE France ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other European region funds.

•	The Expense Group for the Franklin FTSE Germany ETF was comprised of pure-index exchange-traded funds, which included the Fund and three other European region funds.

•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE India ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other India region funds.

•	The Expense Group for the Franklin FTSE Italy ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other European region fund.
•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure-index exchange-traded funds, which included the Fund and three other Japanese funds.

•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other Japanese funds.

•	The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Latin American funds.

•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Russia ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other emerging markets funds.

•	The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Africa ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other Pacific ex-Japan fund.

•	The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other European region funds.

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The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the actual total expense ratio for the Franklin FTSE Asia ex Japan ETF was equal to the median of its Expense Group. The Board also noted the small size of each Fund’s Expense Group, except for the Franklin FTSE China ETF which had nine peers in its Expense Group and the Franklin FTSE Europe ETF which had six peers in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost sav-

ings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that at the end of 2019, the net assets of each Fund were less than $71 million (and in most cases much less), except for the Franklin FTSE Brazil ETF which had assets of approximately $216 million and the Franklin FTSE Japan ETF which had assets of approximately $221 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

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Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – In-Kind ETFs

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Africa ETF

Franklin FTSE Switzerland ETF

Franklin FTSE United Kingdom ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Brazil ETF

Franklin FTSE China ETF

Franklin FTSE India ETF

Franklin FTSE Latin America ETF

Franklin FTSE Saudi Arabia ETF

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Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S.

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Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF5 S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin Liberty High Yield Corporate ETF	Franklin Liberty Senior Loan ETF
Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the six-month period as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished investors’ concerns about solvency, and corporate bonds rebounded significantly. This advance was tempered somewhat in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

The U.S. Federal Reserve (Fed), which had already lowered the federal funds target rate to a range of 0.00%–0.25%, implemented unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose only slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted modestly positive returns, aided by the Fed’s decision to purchase agency MBS.

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced significantly. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, also posted a strong performance.

Global aggregate bond markets posted positive returns over the six-month period. In April, the U.S. government announced three new packages of economic relief, which brought total fiscal stimulus since the start of the COVID-19 outbreak to around US$3 trillion. In May, Fed Chair Jerome Powell stated that the U.S. economy’s recovery from the coronavirus crisis would probably be slow, and the central bank soon initiated some of the measures announced in March by beginning to purchase investment-grade corporate bonds. According to the U.S. Bureau of Economic Analysis, U.S. gross domestic product (GDP) had fallen at an annualized rate of -31.4% in the second quarter, the most significant single-quarter contraction on record for the world’s largest economy. After a lengthy review of its policy framework, the Fed also announced that it would tolerate inflation moving above its longer-term goal of 2% to help boost the U.S. economy. This announcement precipitated a sell-off in bonds, especially in longer-dated Treasuries, with a subsequent sharp steepening of the U.S. yield curve. In September, the Fed kept its policy largely unchanged but announced that it would consider extending the restrictions on dividends and share buybacks for large banks. Mr. Powell commented that economic activity, led by increased household spending and an improving U.S. housing market, had been resilient. Indeed, the central bank revised upward its projection for 2020 GDP growth, although it also highlighted the need for Congress to agree on additional fiscal stimulus. Against this backdrop, benchmark U.S. Treasury yields rose slightly over the six-month period.

In Europe, the European Central Bank (ECB) decided at its end-of-April meeting not to expand its asset purchase program, a sign that major central banks were taking stock of the considerable measures launched in response to the COVID-19 crisis. Nonetheless, the ECB did expand its program of loans to banks at record-low rates. In May, the European Commission proposed a further €750 billion recovery package, including the issuance of new bonds, to help member states of the European Union (EU) combat the economic impact of the virus. Macroeconomic data released towards the end of the second quarter was upbeat and the outlook for the eurozone was bolstered considerably in July when EU leaders finally reached an agreement on the rescue plan put forward in May. August saw signs of recovery, although headline consumer inflation in the eurozone fell from 0.4% in July to -0.2% in August, the first time in four years that the eurozone had entered a period of deflation. In September, the ECB stated that, like the Fed, it would consider allowing

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eurozone inflation to overshoot its target. The ECB also urged the EU to contemplate making its pandemic recovery fund permanent. In this environment, benchmark yields on German bunds were broadly flat for the period, though they remained well in negative territory at the end of September.

The foregoing information reflects our analysis and opinions as of September 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Liberty High Yield Corporate ETF

This semiannual report for Franklin Liberty High Yield Corporate ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating-rate corporate loans and corporate debt securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +16.17% based on market price and +15.10% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index posted a +14.69% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. The Fund may enter into certain derivative transactions,

Portfolio Composition

9/30/20

% of Total Net Assets
Quasi-Sovereign and Corporate Bonds	96.4%
Short-Term Investments & Other Net Assets	3.6%

principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Manager’s Discussion

High yield (HY) corporate bonds posted a strong recovery from the COVID-19-induced sell-off in March by registering positive returns from April to August; the benchmark ICE BofA U.S. High Yield Constrained Index posted a positive return for the six-month period under review.

After a historic decline from late February through late March, financial markets began to recover in April amid unprecedented fiscal and monetary measures. Governments around the world acted with seldom seen speed to provide trillions of dollars in fiscal spending to buffer the impact of mandated shutdowns of economic activity. The Fed supplied significant support through lowering the federal funds rate to the zero lower bound in March. Declining U.S. Treasury yields across the curve along with lower government bond yields globally

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Top 10 Sector/Industries

9/30/2020

% of Total Net Assets
Media & Entertainment	14.5%
Energy	12.1%
Materials	11.3%
Capital Goods	8.3%
Diversified Financials	6.5%
Health Care Equipment & Services	5.3%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Food, Beverage & Tobacco	4.4%
Telecommunication Services	4.2%
Utilities	3.8%

helped to support demand for high yield corporate bonds. Furthermore, the Fed’s commitment to and execution of direct and indirect purchases of investment-grade and HY corporate securities lowered the cost of capital for companies and provided additional liquidity to financial market participants. These actions combined to support a quick turnaround in investor sentiment. The commitment to provide liquidity to businesses and financial markets helped drive HY performance for much of the period despite the fact that the economic fallout from the COVID-19 outbreak still presents what we consider major economic unknowns.

Based on benchmark index data, HY spreads ended the period under review at 542 basis points (bps), representing a narrowing of 335 bps for the six-month period overall. Most segments of the HY market posted positive absolute returns for the period under review, and CCC rated bonds led the way with a return of 19.01%, compared to returns of 14.35% and 14.29% for BB and B rated segments, respectively. From an industry standpoint, energy stood out as a key performer that had recovered strongly from March lows. Other sectors that had also staged robust recoveries included gaming and leisure, manufacturing and retail.

The Fund outperformed its benchmark as well as its Morningstar high-yield category average.

A number of positive factors contributed to the Fund’s relative outperformance for the period. Security selection was a major contributor to results, led by selection in the energy, metals and mining and health care industries. Conversely, selection in the building/construction, utility, gaming and food

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
FHLB, 0.01%, 10/01/2020 Bank	2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A, senior bond, 144A, senior bond, 144A, 5.375%, 6/01/2029 Media & Entertainment	2.1%
Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/2027 Media & Entertainment	1.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/2030 Food, Beverage & Tobacco	1.7%
CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/2028 Media & Entertainment	1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/2027 Consumer Durables & Apparel	1.6%
NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/2026 Capital Goods	1.6%
Cheniere Energy Partners LP, senior note, senior secured note, first lien, 5.25%, 10/01/2025 Energy	1.6%
Altice France Holding SA, senior note, 144A, 10.50%, 5/15/2027 Telecommunication Services	1.5%
Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/2027 Telecommunication Services	1.5%

and beverage sectors hindered results. The Fund’s ratings-quality tilt also benefited performance, led by exposures to the BB and CCC segments of the market. Conversely, positioning in the B segment underperformed relative to the market during the period.

The Fund’s industry allocation hurt results, led by an underweighted position in the energy sector and overweighted position in the packaging and media non-cable industries. Conversely, an underweighted position in the transportation, technology and finance sectors contributed favorably to performance.

The Fund held mostly cash bonds during the period under review and also held a small position in high yield CDX that was put in place to help manage exposure following a large inflow. The Fund had no exposure to derivatives at the end of the review period.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA®

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+15.10%	+16.17%	+15.10%	+16.17%
1-Year	+4.57%	+4.38%	+4.57%	+4.38%
Since Inception (5/30/18)	+16.93%	+17.20%	+6.92%	+7.03%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
5.92%	4.86%	4.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.829484

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.40%	0.86%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1],2	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1],2	Net Annualized Expense Ratio[2]
$1,000.00	$1,151.00	$2.16	$1,023.06	$2.03	0.40%

1 . Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements .

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Franklin Liberty International Aggregate Bond ETF

This semiannual report for Franklin Liberty International Aggregate Bond ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.44% based on market price and +1.97% based on net asset value (NAV). In comparison, the Fund’s new benchmark, the Bloomberg Barclays Global Aggregate ex-USD Index (100% Hedged to USD), posted a +2.45% total return.1 The Fund’s old benchmark, the Bloomberg Barclays Global Aggregate ex-USD Index posted a +7.66% total return for the same period.1 We believe the new benchmark’s composition more accurately reflects the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic and political conditions.

Geographic Composition

9/30/20

% of Total Net Assets
Europe	56.0%
Asia	22.1%
North America	7.4%
Australia & New Zealand	3.1%
Supranationals	2.0%
Middle East & Africa	1.0%
Latin America & Caribbean	0.2%
Short-Term Investments & Other Net Assets	8.2%

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

We seek to hedge substantially all of the Fund’s foreign currency exposure using currency related derivatives, including currency and cross currency forwards and currency futures contracts. We expect to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be

1. Source: Morningstar.

The indexes are unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition

9/30/20

% of Total Net Assets
Foreign Government and Agency Securities	87.3%
Corporate Bonds & Notes	4.5%
Short-Term Investments & Other Net Assets	8.2%

used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Manager’s Discussion

The Fund’s sector allocation and security selection detracted from relative returns. An overweight allocation to German bunds and positioning in Italian government bonds hurt relative performance. Positioning in corporate investment-grade financial and industrial issues also weighed on relative results.

In contrast, the Fund’s local market allocation bolstered relative returns, notably an underweight exposure to the Chinese market and overweight position in the eurozone market. However, overweight exposure to the underperforming U.S. market countered this to some degree.

The Fund’s duration and yield-curve positioning also helped relative performance, notably duration stances on eurozone and Japanese bonds. However, duration positions in Canadian and U.K. issues had a slight detrimental bearing on relative results.

The Fund’s currency positioning further added to relative returns, helped by an allocation to the onshore Chinese renminbi, although this was offset by the negative impact of exposure to the offshore equivalent.

Over the period, the only derivatives used were foreign-exchange forward contracts to hedge back to the U.S. dollar, which is the fully hedged benchmark’s currency.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

Co-Lead Portfolio Manager

Sonal Desai, Ph.D.

Co-Lead Portfolio Manager

David Zahn, CFA

Portfolio Manager

Patrick Klein, Ph.D.

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.97%	+1.44%	+1.97%	+1.44%
1-Year	+1.03%	+0.63%	+1.03%	+0.63%
Since Inception (5/30/18)	+6.10%	+5.88%	+2.57%	+2.48%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.01%	0.08%	-0.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.111049

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.25%	3.23%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates and a rise in interest rates may cause the Fund’s share price to decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks, including counterparty risk, and as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,019.70	$1.27	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Semiannual Report	franklintempleton.com

Franklin Liberty Senior Loan ETF

This semiannual report for Franklin Liberty Senior Loan ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +9.18% based on market price and +7.28% based on net asset value (NAV). In comparison, the Fund’s benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +10.37% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating

Portfolio Composition

9/30/20

% of Total Net Assets
Senior Floating Rate Interests	87.8%
Asset-Backed Securities	5.2%
Quasi-Sovereign and Corporate Bonds	2.7%
Short-Term Investments & Other Net Assets	4.3%

organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

The loan market rallied at the beginning of the period due to improved investor sentiment and technical conditions, as severe outflows subsided and modest collateralized loan obligation (CLO) activity resumed. Gains were initially led by higher rated loans and those in industries perceived to be less impacted by the crisis, but eventually spread to lower rated loans as investors searched for principal appreciation and higher income amid a low-rate environment. While the recovery rally was uneven as investor optimism of a strong and sharp rebound remained subdued due to COVID-19 infection spikes, the loan market retraced a majority of spread widening from the prior period, returning to levels from early March. As demand improved, primary market activity picked up and included opportunistic transactions to finance acquisitions or dividends. However, net issuance remained at relatively low levels, and robust demand in the high yield bond market led to more issuers issuing bonds to pay down loans.

During the period, the Fund underperformed its benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index. While the Fund had outperformed the index in the previous period amid market dislocation, loans in the index that had traded off more significantly subsequently had stronger returns as the market rebounded. Relative to the benchmark, the Fund maintained

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Media	11.9%
Software	8.1%
Hotels Restaurants & Leisure	5.5%
Containers & Packaging	4.5%
Diversified Financial Services	4.4%
Health Care Providers & Services	4.4%
Chemicals	4.3%
Pharmaceuticals	4.2%
Specialty Retail	2.3%
Insurance	3.8%

its overweight in higher rated loans, which also underperformed, as lower priced lower rated loans rallied more. Upper-tier loans (BB rated) in the index returned +9.43%, middle-tier loans (B rated) returned +15.38%, and lower-tier loans (CCC rated and below) returned +16.82%. As of period-end, the Fund had approximately 38% of its portfolio in the upper tier and 49% in the middle tier, compared to the index, which had 34% in the upper tier and 64% in the middle tier.

Among individual positions, the top contributors to performance included issuers that had traded lower among volatility and perceived sensitivity to COVID-19-related shutdowns and declines in demand. Caesars Resort Collection (a gaming company) contributed to performance as the loan price of this issuer in a highly COVID-19-sensitive sector recovered from the bottom in response to a gradual reopening of its casinos, which enabled it to raise additional debt, and build liquidity prior to its acquisition by Eldorado Resorts. Additionally, the Fund’s holdings in A rated CLOs contributed to performance as the market rebounded and investors searched for income in CLO tranches that were higher in the capital stack, but offered higher spreads than the most senior loan tranches. The Fund has held CLO vehicles for exposure to credit, in addition to improved settlement liquidity versus loans. However, American Airlines (a global airline operator) continued to detract from performance due to ongoing weakness in air travel.

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
FHLB, 0.01%, 10/01/2020, Bank	6.2%
CommScope Inc., Initial Term Loans, 3.406%, 3.397%, 4/06/2026 Technology Hardware & Equipment	2.8%
Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.658%, 3.647%, 4/30/2026 Auto Components	2.8%
Nexstar Broadcasting Inc., Term B-4 Loan, 2.905%, 2.905%, 9/18/2026 Media	2.7%
Asurion LLC, Replacement B-6 Term Loans, 3.156%, 3.147%, 11/03/2023 Commercial & Professional Services	2.7%
Prime Security Services Borrower LLC, Term B-1 Facility, 4.250%, 4.25%, 9/23/2026 Commercial & Professional Services	2.6%
1011778 B.C. ULC, Term B-4 Loan, 1.906%, 1.897%, 11/19/2026 Consumer Services	2.5%
Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 5.322%, 5.25%, 10/01/2026 Personal Products	2.5%
Nielsen Finance LLC (VNU Inc.), Dollar Term B-5 Loan, 4.750%, Class B-4 Term Loans, 2.154%, 2.154%, 10/04/2023 Professional Services	2.3%
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.106%, 2.10%, 11/15/2027 Pharmaceuticals	2.3%

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FRANKLIN LIBERTY SENIOR LOAN ETF

Thank you for your participation in Franklin Liberty Senior loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA

Co-Lead Portfolio Manager

Justin Ma, CFA

Co-Lead Portfolio Manager

Margaret Chiu, CFA, FRM

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+7.28%	+9.18%	+7.28%	+9.18%
1-Year	+0.42%	+0.18%	+0.42%	+0.18%
Since Inception (5/30/18)	+5.59%	+5.79%	+2.35%	+2.44%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.07%	3.28%	2.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.366530

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.45%	0.97%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,072.80	$2.34	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Semiannual Report	franklintempleton.com

Franklin Liberty Systematic Style Premia ETF

This semiannual report for Franklin Liberty Systematic Style Premia ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return. The Fund seeks to achieve its investment goal by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.88% based on market price and -3.32% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index posted a +0.06% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund’s top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes.

The Fund’s bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Portfolio Composition

9/30/20

% of Total Net Assets
Common Stocks	75.8%
Preferred Stocks	0.2%
Other Net Assets	24.0%

Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures.

Under normal market conditions, we seek to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund’s overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, we invest the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative trading models. By employing these two approaches, we seek to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Top 10 Sectors/Industries

9/30/20

% of Total Net Assets
Software	6.1%
Capital Markets	4.5%
Specialty Retail	3.6%
Pharmaceuticals	3.4%
Biotechnology	3.2%
Interactive Media & Services	3.0%
Oil, Gas & Consumable Fuels	2.9%
Semiconductors & Semiconductor Equipment	2.8%
IT Services	2.7%
Electric Utilities	2.3%

or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns.

Manager’s Discussion

Fund performance during the period was negative. We maintained risk from the second quarter of 2020 in our long/short equities and macro book. In our long/short equities, we increased our long to short ratios to further increase risk contribution from our long/short relative to macro strategies.

Quarter-to-date, both macro strategies and long/short equities detracted from Fund performance.

After a positive second quarter of 2020, commodities had a relatively flat quarter. Our natural gas short positions hurt results in July and August, but we saw some reversal in September.

On a relative basis, equity indices had the best performance this quarter compared to all other asset class bets we had in our strategy with flat performance. Short positions in Spain and France helped Fund performance, as well as long positions in Mexico and Japan.

Our foreign currency exchange and fixed income strategies hindered Fund results during the third quarter of 2020. The foreign currency exchange strategy was the worst performer among macro asset classes, especially our long positions in the Turkish lira and Brazilian real, which hurt Fund results in the third quarter of 2020 as both currencies weakened against the USD in the third quarter of 2020. The Fund’s fixed income strategy suffered because of countertrends with

Top 10 Long Positions

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
FLSP Holdings Corp. Diversified Financial Services, Cayman Islands	3.5%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.0%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.0%
Adobe Inc. Software, United States	1.0%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.0%
Microsoft Corp. Software, United States	1.0%
Lowe’s Cos. Inc. Specialty Retail, United States	1.0%
Amazon.com Inc. Internet & Direct Marketing Retail, United States	1.0%
The Home Depot Inc. Specialty Retail, United States	1.0%
Accenture PLC IT Services, United States	1.0%

Top 10 Short Holdings

9/30/20

Company Sector/Industry, Country	% of Total Net Assets
ACS Actividades de Construccion y Servicios Capital Goods, Spain	0.0%
Rolls-Royce Holdings PLC Capital Goods, United Kingdom	-0.1%
Orica Ltd Materials, Australia	-0.1%
Woolworths Group Ltd Food & Staples Retailing, Australia	-0.1%
Ricoh Co Ltd Technology Hardware & Equipment, Japan	-0.1%
Treasury Wine Estates Ltd Food, Beverage & Tobacco, Australia	-0.1%
Axalta Coating Systems Ltd Materials, United States	-0.1%
Delta Air Lines Inc Transportation, United States	-0.1%
Temenos AG Software & Services, Switzerland	-0.1%
Nielsen Holdings PLC Commercial & Professional Services, United States	-0.1%

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

our short positions in German bunds performing poorly as German yields went further into negative yield territory, while our long positions in U.S. Treasury bonds fell as yields inched up during the quarter.

In our long/short equity component, the quality and momentum factors of our multifactor process continued to contribute, but the value factor detracted on aggregate. Equity markets were up in the third quarter of 2020 and our long book contributed while our short book detracted. Our net spread was negative between the long book and short book, thereby detracting from Fund performance. We saw some factor volatility and market volatility during the quarter which affected Fund performance, particularly in September. We observed that higher risk stocks outperformed lower risk stocks in the last quarter and this detracted from performance as well. We continue to see a drop in estimated risks in the equity market and we are calibrating our portfolio accordingly to efficiently capture factor style premia.

Thank you for your participation in Franklin Liberty Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-3.32%	-2.88%	-3.32%	-2.88%
Since Inception (12/18/19)	-10.42%	-9.66%	-10.42%	-9.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–9/30/20)

Net Investment Income
$0.051081

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.65%	1.16%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies particular industries or sectors, or general market conditions. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated and the historical patterns upon which the models are based may weaken or disappear. There can be no assurance that the factor-based risk premia investment strategies utilized by the manager will enhance Fund performance, reduce volatility or reduce potential loss. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Certain derivatives have the potential for unlimited loss. Investing in derivatives and the use of foreign currency techniques involve special risks and may not achieve the anticipated benefits and/or may result in losses to the Fund. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument. The Fund may realize losses when a counterparty fails to perform as promised. Currency management strategies could result in losses to the Fund if currencies do not perform as the manager expects. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries or sectors or investments. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20-9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$966.80	$3.30	$1,021.71	$3.40	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2020 (unaudited)	Year ended March 31,
		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.67	$25.45	$25.00

Income from investment operations[b]:

Net investment income[c]	0.63	1.33	1.21

Net realized and unrealized gains (losses)	2.76	(2.51)	0.49

Total from investment operations	3.39	(1.18)	1.70

Less distributions from:

Net investment income	(0.83)	(1.56)	(1.23)

Net realized gains	—	(0.04)	(0.02)

Total Distributions	(0.83)	(1.60)	(1.25)

Net asset value, end of period	$25.23	$22.67	$25.45

Total return[d]	15.10%	(5.12)%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.64%	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%

Net investment income	5.08%	5.29%	5.80%

Supplemental data

Net assets, end of period (000’s)	$165,228	$130,362	$10,181

Portfolio turnover rate[f]	34.78% [g]	129.98% [g]	23.57%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	34.78%	129.98%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.4%
	Airlines 1.1%
a	Delta Air Lines Inc./SkyMiles IP Ltd., senior secured note, 144A, 4.75%, 10/20/28	United States	1,200,000	$1,246,780
a	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., senior secured note, first lien, 144A, 6.50%, 6/20/27	United States	500,000	521,875

				1,768,655

	Automobiles & Components 3.4%
	Adient U.S. LLC,
	[a] senior secured note, 144A, 7.00%, 5/15/26	United States	1,200,000	1,287,144
	[a] senior note, 144A, 9.00%, 4/15/25	United States	600,000	662,625
	Dana Inc., senior note, 5.625%, 6/15/28	United States	1,400,000	1,447,789
a	Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	600,000	616,875
	The Goodyear Tire and Rubber Co., senior note, 9.50%, 5/31/25	United States	1,500,000	1,630,358

				5,644,791

	Capital Goods 8.3%
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	2,000,000	1,963,630
a	Cemex SAB de CV, senior secured note, 5.200%, 5.20%, 9/17/30	Mexico	1,200,000	1,207,380
a	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	700,000	711,448
a	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,100,000	1,117,187
	Jeld-Wen Inc.,
	[a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,637,080
	[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	504,323
a	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	2,500,000	2,631,250
a	Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 5.25%, 1/15/29	United States	900,000	938,812
a	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000	414,000
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	600,000	629,883
a	Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	300,000	317,625
a	Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	600,000	624,684
	WESCO Distribution Inc.,
	[a] senior note, 144A, 7.125%, 6/15/25	United States	500,000	545,313
	[a] senior note, 144A, 7.25%, 6/15/28	United States	400,000	438,832

				13,681,447

	Commercial & Professional Services 2.8%
a	Ahern Rentals Inc., second note, senior lien, 144A, 7.375%, 5/15/23	United States	1,500,000	800,625
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,500,000	1,565,625
a	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	1,600,000	1,658,440
a	Prime Security Services Borrower LLC/Prime Finance Inc., senior secured note, first lien, 144A, 3.375%, 8/31/27	United States	600,000	577,875

				4,602,565

	Consumer Durables & Apparel 1.8%
a	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	2,400,000	2,648,544
a	Williams Scotsman International Inc., senior secured note, 144A, 4.625%, 8/15/28	United States	400,000	402,366

				3,050,910

	Consumer Services 3.4%
a,b	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	2,500
a	Boyd Gaming Corp., senior note, 144A, 8.625%, 6/01/25	United States	1,200,000	1,317,036
a	Downstream Development Authority of Quapaw Tribe of the Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	92,365
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	400,000	334,500
a	International Game Technology PLC, senior secured note, first lien, 144A, 5.25%, 1/15/29	United States	400,000	405,142

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Consumer Services (continued)
a	Melco Resorts Finance Ltd., senior note, 144A, 5.75%, 7/21/28	Hong Kong	1,200,000	$1,223,749
a	Vail Resorts Inc., senior note, 144A, 6.25%, 5/15/25	United States	800,000	850,000
a	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., senior note, 144A, 7.75%, 4/15/25	United States	1,300,000	1,378,390

				5,603,682

	Diversified Financials 6.5%
a	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	2,000,000	2,004,000
	HAT Holdings I LLC/HAT Holdings II LLC,
	[a] senior note, 144A, 6.00%, 4/15/25	United States	700,000	746,585
	[a] senior note, 144A, 5.25%, 7/15/24	United States	600,000	626,430
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.00%, 10/15/27	United States	1,400,000	1,462,265
a	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, senior note, 144A, 5.875%, 10/01/28	United States	500,000	502,500
a	PennyMac Financial Services Inc., senior note, 144A, 5.375%, 10/15/25	United States	1,200,000	1,216,500
a	Quicken Loans LLC/Quicken Loans Co-Issuer Inc., senior note, 144A, 3.625%, 3/01/29	United States	600,000	595,875
a	Quicken Loans LLC/Quicken Loans Co.-Issuer Inc., senior bond, 144A, 3.875%, 3/01/31	United States	900,000	891,000
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	1,100,000	1,146,750
	senior note, 6.625%, 1/15/28	United States	900,000	1,000,341
a	The Howard Hughes Corp., senior note, 144A, 5.375%, 8/01/28	United States	500,000	499,600

				10,691,846

	Energy 12.1%
	Apache Corp., senior note, 4.625%, 11/15/25	United States	400,000	382,000
	Cenovus Energy Inc.,
	senior bond, 5.40%, 6/15/47	Canada	100,000	84,455
	senior bond, 6.75%, 11/15/39	Canada	1,100,000	1,105,430
	senior note, 5.375%, 7/15/25	Canada	400,000	385,458
	Cheniere Energy Inc. 4.625%, 10/15/28	United States	900,000	925,312
	Cheniere Energy Partners LP,
	senior note, 4.50%, 10/01/29	United States	1,900,000	1,951,281
	senior secured note, first lien, 5.25%, 10/01/25	United States	600,000	614,400
	Comstock Resources Inc., senior note, 9.75%, 8/15/26	United States	600,000	616,245
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	[a] senior note, 144A, 5.625%, 5/01/27	United States	1,600,000	1,433,232
	senior note, 5.75%, 4/01/25	United States	600,000	547,500
a	CSI Compressco LP/CSI Compressco Finance Inc., senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	1,100,000	971,316
a	CVR Energy Inc., senior note, 144A, 5.25%, 2/15/25	United States	2,500,000	2,182,812
	Endeavor Energy Resources LP/EER Finance Inc.,
	[a] senior bond, 144A, 5.75%, 1/30/28	United States	1,000,000	1,006,875
	[a] senior note, 144A, 6.625%, 7/15/25	United States	500,000	514,530
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,100,000	893,750
	EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	1,900,000	1,640,707
	Martin Midstream Partners LP,
	[a] senior note, second lien, 144A, 11.50%, 2/28/25	United States	86,248	78,486
	[a] senior secured note, 144A, 10.00%, 2/15/21	United States	18,992	19,752
a	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	1,100,000	545,875
	Occidental Petroleum Corp.,
	senior bond, 6.45%, 9/15/36	United States	300,000	255,569
	senior bond, 6.625%, 9/01/30	United States	200,000	184,875
	senior bond, 8.875%, 7/15/30	United States	900,000	928,687
	senior note, FRN, 3.142%, 8/15/22	United States	100,000	91,292
	senior note, 5.55%, 3/15/26	United States	1,000,000	907,330

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	500,000	$285,000
a	Seven Generations Energy Ltd., senior note, 144A, 5.375%, 9/30/25	Canada	800,000	759,508
	Sunoco LP/Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	500,000	514,688
a	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	197,338

				20,023,703

	Food, Beverage & Tobacco 4.4%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	2,100,000	2,159,850
a	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	2,600,000	2,837,250
	Kraft Heinz Foods Co.,
	[a] senior bond, 144A, 4.25%, 3/01/31	United States	500,000	549,571
	[a] senior note, 144A, 3.875%, 5/15/27	United States	300,000	320,193
a	Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	1,300,000	1,339,000

				7,205,864

	Health Care Equipment & Services 5.3%
	Centene Corp., senior note, 4.25%, 12/15/27	United States	1,700,000	1,782,866
	CHS/Community Health Systems Inc., senior secured note, first lien, 6.25%, 3/31/23	United States	1,600,000	1,566,000
	HCA Inc., senior bond, 3.50%, 9/01/30	United States	2,300,000	2,346,567
a	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	600,000	623,238
a	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,400,000	1,440,250
a	Tenet Healthcare Corp., senior note, 144A, 6.125%, 10/01/28	United States	1,000,000	975,625

				8,734,546

	Household & Personal Products 0.9%
	Weekley Homes LLC/Weekley Finance Corp., senior note, 4.875%, 9/15/28	United States	1,500,000	1,518,750

	Insurance 2.5%
a	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	1,000,000	1,050,810
	MGIC Investment Corp., senior note, 5.25%, 8/15/28	United States	500,000	518,288
a	NMI Holdings Inc., secured note, 144A, 7.375%, 6/01/25	United States	1,200,000	1,284,234
	Radian Group Inc., senior note, 6.625%, 3/15/25	United States	1,200,000	1,268,250

				4,121,582

	Materials 11.3%
a,c	Anagram International Inc., second lien, 144A, PIK, 10.00%, 8/15/26	United States	58,825	50,590
	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
	[a] senior note, 144A, 5.25%, 8/15/27	Luxembourg	700,000	714,000
	[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	Mult	400,000	418,538
a	Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	800,000	786,500
a	Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,800,000	1,852,506
a	Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%, 7/01/28	United States	1,000,000	1,073,750
a	Joseph T Ryerson & Son Inc., senior secured note, 144A, 8.50%, 8/01/28	United States	1,200,000	1,266,000
	Mauser Packaging Solutions Holding Co.,
	[a] senior note, 144A, 7.25%, 4/15/25	United States	1,700,000	1,602,250
	[a] senior note, 144A, 8.50%, 4/15/24	United States	500,000	520,000
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	150,000	159,000
a	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	400,000	391,194
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	2,000,000	2,105,000
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	500,937
a	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	400,000	391,246

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Materials (continued)
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 4.000%, 4.00%, 10/15/27	United States	1,300,000	$1,310,010
a	Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	1,400,000	1,520,750
a	Standard Industries Inc., senior bond, 144A, 5.00%, 2/15/27	United States	1,000,000	1,042,905
a	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	300,000	271,356
a	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	505,188
a	Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	2,100,000	2,179,747

				18,661,467

	Media & Entertainment 14.5%
a	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,200,000	1,211,250
a	Cablevision Lightpath LLC, senior note, 144A, 3.875%, 9/15/27	United States	700,000	701,313
a	Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	900,000	939,379
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 144A, 4.25%, 2/01/31	United States	200,000	207,590
	[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,000,000	2,102,600
	[a] senior bond, 144A, 5.375%, 6/01/29	United States	1,000,000	1,084,890
a	Clear Channel International BV, senior secured note, first lien, 144A, 6.625%, 8/01/25	United States	500,000	512,975
a	Clear Channel Worldwide Holdings Inc., senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	700,000	673,050
a	Colt Merger Sub Inc., first lien, 144A, 5.75%, 7/01/25	United States	400,000	413,000
a	CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,400,000	2,654,676
a	Diamond Sports Group LLC/Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	600,000	312,750
	DISH Network Corp.,
	senior bond, 5.875%, 7/15/22	United States	1,300,000	1,353,300
	[a] senior note, 144A, 7.375%, 7/01/28	United States	500,000	515,625
a	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	2,700,000	2,930,546
a	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	1,800,000	1,883,250
	Netflix Inc.,
	senior bond, 5.75%, 3/01/24	United States	1,100,000	1,214,812
	senior bond, 5.875%, 2/15/25	United States	300,000	338,807
	Nexstar Broadcasting Inc.,
	[a] senior note, 144A, 4.75%, 11/01/28	United States	300,000	306,750
	[a] senior note, 144A, 5.625%, 7/15/27	United States	600,000	630,309
a	Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30	United States	900,000	836,271
a	Six Flags Theme Parks Inc., senior secured note, first lien, 144A, 7.00%, 7/01/25	United States	400,000	426,250
a	Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27	United States	1,500,000	1,468,125
a	Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%, 8/15/30	United Kingdom	1,300,000	1,336,972

				24,054,490

	Pharmaceuticals, Biotechnology & Life Sciences 4.5%
a	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	2,000,000	2,202,600
a	Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,400,000	1,458,366
a	Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	900,000	905,787
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	1,000,000	1,048,990
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	2,000,000	1,768,750

				7,384,493

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Real Estate 0.4%
a	SBA Communications Corp., senior note, 144A, 3.875%, 2/15/27	United States	600,000	$609,750

	Retailing 1.8%
a	FirstCash Inc., senior note, 144A, 4.625%, 9/01/28	United States	700,000	717,062
a	L Brands Inc., senior bond, 144A, 6.625%, 10/01/30	United States	500,000	510,000
	Lithia Motors Inc.,
	[a] senior note, 144A, 4.625%, 1/15/31	United States	300,000	300,000
	[a] senior note, 144A, 4.625%, 12/15/27	United States	1,300,000	1,345,500
	Party City Holdings Inc. 5.75%, 7/15/25	United States	108,825	81,619

				2,954,181

	Semiconductors & Semiconductor Equipment 0.4%
a	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	700,000	752,630

	Software & Services 0.8%
a	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	502,812
	Gartner Inc.,
	[a] senior bond, 144A, 3.75%, 10/01/30	United States	300,000	304,028
	[a] senior note, 144A, 4.50%, 7/01/28	United States	500,000	524,475

				1,331,315

	Technology Hardware & Equipment 1.8%
a	CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	800,000	823,056
a	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	467,000	473,958
a	Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	105,063
	Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
	[a] senior note, 144A, 5.75%, 6/01/25	United States	600,000	630,750
	[a] senior note, 144A, 6.75%, 6/01/25	United States	1,000,000	1,022,485

				3,055,312

	Telecommunication Services 4.2%
a	Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,300,000	2,560,187
a	Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	2,300,000	2,508,966
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	700,000	820,313
a	Vmed O2 UK Financing I PLC, senior secured bod, 4.25%, 4.25%, 1/31/31	United Kingdom	500,000	510,938
a	Zayo Group Holdings Inc., senior note, 144A, 4.00%, 3/01/27	United States	500,000	492,765

				6,893,169

	Transportation 0.4%
a	DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	600,000	606,750

	Utilities 3.8%
	Calpine Corp.,
	[a] first lien, 144A, 4.50%, 2/15/28	United States	300,000	307,746
	[a] senior note, 144A, 5.125%, 3/15/28	United States	700,000	725,490
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	1,600,000	1,669,696
	Talen Energy Supply LLC,
	senior note, 6.50%, 6/01/25	United States	500,000	328,700
	[a] senior note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,202,250
a	Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,090,000

				6,323,882

	Total Corporate Bonds & Notes (Cost $158,841,106)			159,275,780

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Common Stocks 0.0%†
	Retailing 0.0%†
d	Party City Holdco Inc.	United States	11,074	$28,792

	Total Common Stocks (Cost $18,161)			28,792

	Total Investments before Short Term Investments (Cost $158,859,267)			159,304,572

	Short Term Investments 2.6%
	U.S. Government & Agency Securities (Cost $4,330,000) 2.6%
e	FHLB, 10/01/20		4,330,000	4,330,000

	Total Investments (Cost $163,189,267) 99.0%			163,634,572
	Other Assets, less Liabilities 1.0%			1,593,706

	Net Assets 100.0%			$165,228,278

See Abbreviations on Page 80.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $117,672,512, representing 71.2% of net assets.

bDefaulted Securities.

cIncome may be received in additional securities and/or cash.

dNon-income producing.

eThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.95	$24.56	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	0.22	0.39

Net realized and unrealized gains (losses)	0.50	0.78	(0.40)

Total from investment operations	0.49	1.00	(0.01)

Less distributions from:

Net investment income	(0.11)	(0.09)	(0.43)

Net realized gains	—	(0.52)	—

Total Distributions	(0.11)	(0.61)	(0.43)

Net asset value, end of period	$25.33	$24.95	$24.56

Total return[d]	1.97%	4.05%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.54%	3.23%	2.32%

Expenses net of waiver and payments by affiliates	0.25%	0.28%	0.35%

Net investment income (loss)	(0.08)%	0.87%	1.91%

Supplemental data

Net assets, end of period (000’s)	$229,266	$4,989	$4,912

Portfolio turnover rate[f]	10.44% [g]	66.78% [g]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.44%	66.78%	—%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 87.3%
	Australia 3.1%
a	Australia Government Bond, senior bond, Reg S, 2.75%, 6/21/35	1,800,000	AUD	$1,574,954
	Government of Australia,
	[a] senior bond, 137, Reg S, 2.75%, 4/21/24	1,800,000	AUD	1,406,269
	[a] senior bond, 149, Reg S, 2.25%, 5/21/28	1,800,000	AUD	1,446,100
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,100,000	AUD	906,074
a,b	Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,100,000	AUD	936,876
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,100,000	AUD	902,739

				7,173,012

	Austria 1.4%
	Government of Austria,
	[a,b] 144A, Reg S, 1.20%, 10/20/25	1,100,000	EUR	1,411,507
	[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,100,000	EUR	1,754,890

				3,166,397

	Belgium 1.8%
a	Government of Belgium, Reg S, 1.25%, 4/22/33	3,000,000	EUR	4,147,025

	Canada 4.6%
	Government of Canada,
	1.25%, 3/01/25	3,400,000	CAD	2,658,769
	1.25%, 6/01/30	600,000	CAD	480,343
	2.75%, 6/01/22	4,820,000	CAD	3,774,192
	5.00%, 6/01/37	2,100,000	CAD	2,596,316
	senior bond, 2.00%, 12/01/51	1,050,000	CAD	976,254

				10,485,874

	China 1.7%
	China Development Bank,
	senior note, 2003, 3.23%, 1/10/25	13,000,000	CNY	1,896,302
	senior note, 2004, 3.43%, 1/14/27	13,000,000	CNY	1,897,604

				3,793,906

	Cyprus 1.0%
a	Government of Cyprus, Reg S, 1.50%, 4/16/27	1,800,000	EUR	2,278,001

	France 4.4%
	French Republic Government Bond OAT,
	[a,b] 144A, Reg S, 1.50%, 5/25/50	900,000	EUR	1,384,880
	[a] Reg S, 11/25/29	2,600,000	EUR	3,138,385
	Government of France,
	[a,b] 144A, Reg S, .75%, 5/25/52	900,000	EUR	1,153,578
	[a] Reg S, 1.00%, 11/25/25	3,000,000	EUR	3,809,866
	[a,c] senior note, Reg S, 5/25/22	600,000	EUR	711,140

				10,197,849

	Germany 21.4%
a,c	Bundesobligation, Reg S, 4/11/25	12,500,000	EUR	15,145,941
	Government of Germany,
	[a] Reg S, 1.50%, 9/04/22	17,170,000	EUR	20,997,261
	[a] Reg S, 4.25%, 7/04/39	1,950,000	EUR	4,302,904
	[a] Reg S, 5.50%, 1/04/31	1,010,000	EUR	1,941,143
	[a] Strip, Reg S, 10/08/21	3,100,000	EUR	3,658,819
	KFW, senior note, 2.05%, 2/16/26	290,000,000	JPY	3,098,933

				49,145,001

	Hungary 0.3%
	Government of Hungary, 6.75%,10/22/28	170,000,000	HUF	744,650

	Indonesia 0.1%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,500,000,000	IDR	249,634

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Ireland 2.0%
a	Government of Ireland, Reg S, 1.50%, 5/15/50	3,000,000	EUR	$4,550,543

	Italy 4.4%
a,b	Italy Buoni Poliennali Del Tesoro, senior bond, 144A, Reg S, 2.45%, 9/01/50	970,000	EUR	1,323,026
	Italy Treasury Bond,
	senior bond, 1.25%, 12/01/26	1,550,000	EUR	1,908,429
	[a,b]senior bond, 144A, Reg S, 4.00%, 2/01/37	1,380,000	EUR	2,250,584
	senior note, 1.20%, 4/01/22	3,800,000	EUR	4,550,742

				10,032,781

	Japan 20.4%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	950,000,000	JPY	10,116,673
	Government of Japan,
	senior bond, 1.00%, 12/20/35	1,700,000,000	JPY	17,904,744
	senior bond, 1.50%, 3/20/33	250,000,000	JPY	2,767,723
	Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	500,000,000	JPY	4,510,624
	Japan Government Two Year Bond, senior bond, 0.10%, 4/01/22	1,200,000,000	JPY	11,427,852

				46,727,616

	Mexico 0.2%
	Government of Mexico, senior bond, M, 7.50%, 6/03/27	7,000,000	[d]MXN	352,196

	Netherlands 3.7%
	Government of Netherlands,
	[a]Reg S, 0.50%, 7/15/26	2,500,000	EUR	3,125,285
	[a,b]senior bond, 144A, Reg S, 0.50%, 1/15/40	4,000,000	EUR	5,283,851

				8,409,136

	Poland 1.7%
	Government of Poland,
	2.50%, 7/25/27	6,000,000	PLN	1,708,457
	5.75%, 4/25/29	6,000,000	PLN	2,136,183

				3,844,640

	Portugal 0.6%
a,b	Portugal Obrigacoes do Tesouro OT, 144A, Reg S, 0.90%, 10/12/35	1,200,000	EUR	1,464,963

	Romania 1.0%
a	Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,000,000	EUR	2,317,752

	Slovenia 1.5%
a	Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	2,700,000	EUR	3,428,408

	South Africa 0.0%†
	Government of South Africa, senior bond, 7.00%, 2/28/31	500,000	ZAR	24,290

	Spain 3.5%
	Government of Spain,
	senior bond, 0.40%, 4/30/22	1,900,000	EUR	2,259,811
	[a,b]senior bond, 144A, Reg S, 1.85%, 7/30/35	2,460,000	EUR	3,413,796
	[a,b]senior bond, 144A, Reg S, 2.70%, 10/31/48	130,000	EUR	215,456
	senior note, 1/31/25	1,900,000	EUR	2,256,356

				8,145,419

e	Supranational 2.0%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	120,000,000	JPY	1,335,935
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	310,000,000	JPY	3,272,131

				4,608,066

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Sweden 1.5%
	Government of Sweden,
	[a,b]144A, Reg S, 1.50%, 11/13/23	10,000,000	SEK	$1,181,940
	[a,b]senior bond, 144A, Reg S, 0.125%, 5/12/31	10,000,000	SEK	1,132,885
	Sweden Government Bond, senior bond, 0.75%, 5/12/28	10,000,000	SEK	1,198,266

				3,513,091

	United Kingdom 5.0%
	United Kingdom Treasury Bond,
	[a] Reg S, 1.75%, 9/07/37	1,925,000	GBP	2,932,515
	[a] Reg S, 2.75%, 9/07/24	1,000,000	GBP	1,434,521
	[a] Reg S, 3.50%, 7/22/68	685,000	GBP	1,893,821
	[a] Reg S, 4.25%, 12/07/46	1,180,000	GBP	2,783,898
	[a] Reg S, 4.75%, 12/07/30	1,300,000	GBP	2,441,818

				11,486,573

	Total Foreign Government and Agency Securities (Cost $189,349,619)			200,286,823

	Corporate Bonds & Notes 4.5%
	Belgium 0.0%†
a	Anheuser Busch Inbev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	75,133

	Czech Republic 0.1%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000	EUR	225,395

	Denmark 0.2%
a	Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50	1,167,582	DKK	185,216
a	Nykredit Realkredit A/S, secured bond, Reg S, 1.00%, 10/01/50	1,156,021	DKK	183,146

				368,362

	France 0.6%
a	Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	653,627
a	Orange SA, senior note, Reg S, 1.375%, 3/20/28	500,000	EUR	635,829

				1,289,456

	Germany 0.9%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	300,000	EUR	362,722
a	Bertelsmann SE & Co. KGaA, senior note, Reg S, 1.25%, 9/29/25	500,000	EUR	622,975
a	Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	611,537
a,c	Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	588,192

				2,185,426

	Romania 0.1%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	353,978

	United Kingdom 0.3%
a	RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	500,000	EUR	588,721

	United States 2.3%
	AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	610,286
	Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	300,000	EUR	357,518
	Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	646,763
	AT&T Inc., senior note, 0.25%, 3/04/26	500,000	EUR	582,418
	DH Europe Finance II Sarl, senior note, 0.20%, 3/18/26	500,000	EUR	584,974
	Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	604,398
a	Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	603,360
	Stryker Corp., senior note, 0.25%, 12/03/24	500,000	EUR	589,866
	Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	607,209

				5,186,792

	Total Corporate Bonds & Notes (Cost $9,275,177)			10,273,263

	Total Investments before Short Term Investments (Cost $198,624,796)			210,560,086

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*	Value
	Short Term Investments 5.2%
	U.S. Government & Agency Securities (Cost $11,835,000) 5.2%
c	FHLB, 10/01/20	11,835,000	$11,835,000

	Total Investments (Cost $210,459,796) 97.0%		222,395,086
	Other Assets, less Liabilities 3.0%		6,870,995

	Net Assets 100.0%		$229,266,081

See Abbreviations on Page 80.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2020, the aggregate value of these securities was $123,145,376, representing 53.7% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $22,908,232, representing 10.0% of net assets.

cThe security was issued on a discount basis with no stated coupon rate.

dPrincipal amount is stated in 100 Mexican Peso Units.

eA supranational organization is an entity formed by two or more central governments through international treaties.

At September 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	175,000	$106,158	10/06/20	$—	$(19,160)
Australian Dollar	CITI	Sell	1,000,000	631,499	10/06/20	—	(84,607)
Australian Dollar	CITI	Sell	1,000,000	639,060	10/06/20	—	(77,046)
Australian Dollar	CITI	Sell	340,000	216,136	10/06/20	—	(27,340)
Australian Dollar	CITI	Sell	1,200,000	769,110	10/06/20	—	(90,217)
Australian Dollar	CITI	Sell	6,200,000	4,467,485	10/06/20	27,630	—
Canadian Dollar	CITI	Sell	330,000	234,885	10/06/20	—	(12,792)
Canadian Dollar	CITI	Sell	2,000,000	1,421,197	10/06/20	—	(79,877)
Canadian Dollar	CITI	Sell	2,200,000	1,554,990	10/06/20	—	(96,192)
Canadian Dollar	CITI	Sell	640,000	454,745	10/06/20	—	(25,599)
Canadian Dollar	CITI	Sell	9,000,000	6,388,683	10/06/20	—	(366,154)
Danish Krone	CITI	Sell	341,000	50,661	10/06/20	—	(3,043)
Danish Krone	CITI	Sell	2,000,000	293,158	10/06/20	—	(21,823)
Euro	CITI	Buy	51,506	18,300,000	10/06/20	1,342	—
Euro	CITI	Sell	2,200,000	2,438,931	10/06/20	—	(140,451)
Euro	CITI	Sell	8,200,000	8,960,140	10/06/20	—	(653,922)
Euro	CITI	Sell	9,250,000	10,105,274	10/06/20	—	(739,857)
Euro	CITI	Sell	2,000,000	2,163,734	10/06/20	—	(181,159)
Euro	CITI	Sell	24,800,000	27,139,384	10/06/20	—	(1,937,291)
Euro	CITI	Sell	34,000,000	36,975,510	10/06/20	—	(2,887,673)
Euro	CITI	Sell	3,500,000	3,789,041	10/06/20	—	(314,523)
Euro	CITI	Sell	1,000,000	1,083,415	10/06/20	—	(89,032)
Euro	CITI	Sell	2,500,000	2,716,125	10/06/20	—	(214,991)
Euro	CITI	Sell	2,750,000	3,095,648	10/06/20	—	(128,581)
Euro	CITI	Sell	1,100,000	1,240,372	10/06/20	—	(49,319)
Euro	CITI	Sell	3,000,000	3,374,873	10/06/20	—	(142,467)
Euro	CITI	Sell	1,000,000	1,125,161	10/06/20	—	(47,285)
Euro	CITI	Sell	4,000,000	4,698,566	10/06/20	8,780	—
Great British Pound	CITI	Buy	2,800,000	3,675,306	10/06/20	—	(58,624)
Great British Pound	CITI	Buy	1,577,844	2,063,924	10/06/20	—	(25,868)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Great British Pound	CITI	Buy	522,156	$683,015	10/06/20	$—	$(8,560)
Great British Pound	CITI	Sell	350,000	429,097	10/06/20	—	(22,989)
Great British Pound	CITI	Sell	2,177,844	2,725,356	10/06/20	—	(87,704)
Great British Pound	CITI	Sell	2,200,000	2,747,378	10/06/20	—	(94,301)
Great British Pound	CITI	Sell	750,000	926,265	10/06/20	—	(42,489)
Great British Pound	CITI	Sell	8,600,000	10,693,128	10/06/20	—	(415,252)
Hungarian Forint	CITI	Sell	83,796,714	259,398	10/06/20	—	(10,980)
Hungarian Forint	CITI	Sell	105,000,000	322,789	10/06/20	—	(16,003)
Hungarian Forint	CITI	Sell	30,500,000	92,955	10/06/20	—	(5,456)
Indonesian Rupiah	CITI	Sell	3,500,000,000	217,498	10/06/20	—	(17,632)
Japanese Yen	CITI	Sell	165,000,000	1,533,450	10/06/20	—	(29,042)
Japanese Yen	CITI	Sell	780,000,000	7,282,233	10/06/20	—	(104,092)
Japanese Yen	CITI	Sell	800,000,000	7,457,650	10/06/20	—	(118,069)
Japanese Yen	CITI	Sell	34,000,000	316,692	10/06/20	—	(5,276)
Japanese Yen	CITI	Sell	190,000,000	1,774,074	10/06/20	—	(25,159)
Japanese Yen	CITI	Sell	3,800,000,000	35,807,169	10/06/20	—	(177,495)
Mexican Peso	CITI	Sell	1,100,000	45,831	10/06/20	—	(3,920)
Mexican Peso	CITI	Sell	6,500,000	261,552	10/06/20	—	(32,431)
Polish Zloty	CITI	Sell	500,000	121,424	10/06/20	—	(7,980)
Polish Zloty	CITI	Sell	1,350,000	323,493	10/06/20	—	(25,897)
Polish Zloty	CITI	Sell	1,700,000	405,619	10/06/20	—	(34,355)
Polish Zloty	CITI	Sell	3,000,000	721,674	10/06/20	—	(54,788)
Polish Zloty	CITI	Sell	1,000,000	239,502	10/06/20	—	(19,306)
Polish Zloty	CITI	Sell	7,400,000	1,771,094	10/06/20	—	(144,084)
South African Rand	CITI	Sell	470,000	26,209	10/06/20	—	(1,924)
Swedish Krona	CITI	Sell	31,500,000	3,595,333	10/06/20	80,827	—
Chinese Yuan Renminbi	CITI	Sell	13,800,000	1,930,051	10/13/20	—	(103,158)
Chinese Yuan Renminbi	CITI	Sell	13,800,000	1,911,095	10/13/20	—	(122,114)

Total Forward Exchange Contracts						$118,578	$(10,245,309)

Net unrealized appreciation (depreciation)							$(10,126,731)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2020 (unaudited)		Year ended March 31,
			2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.85		$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	0.36		0.99	0.81

Net realized and unrealized gains (losses)	1.30		(1.90)	(0.21)

Total from investment operations	1.66		(0.91)	0.60

Less distributions from net investment income	(0.37)		(1.09)	(0.75)

Net asset value, end of period	$24.14		$22.85	$24.85

Total return[d]	7.28%		(3.92)%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.91%		0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.45%		0.45%	0.45%

Net investment income	3.05%		4.02%	3.90%

Supplemental data

Net assets, end of period (000’s)	$55,519		$54,833	$57,165

Portfolio turnover rate[f]	25.22%	[g]	51.48% [g]	10.62%
aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	25.22%	51.48%	—%

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
*	Corporate Bonds & Notes 2.7%
	Airlines 0.4%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 10/20/25	United States	250,000	$256,779

	Construction Materials 0.7%
a	Cemex SAB de CV, senior secured note, 144A, 9/17/30	Mexico	375,000	377,306

	Containers & Packaging 0.7%
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 10/15/27	United States	400,000	403,080

	Diversified Financial Services 0.4%
a	Vmed O2 UK Financing I PLC, senior secured bond, 1/31/31	United Kingdom	210,000	214,594

	Media 0.2%
a	Diamond Sports Group LLC / Diamond Sports Finance Co., first lien, 144A, 5.375%, 8/15/26	United States	160,000	113,586

	Oil, Gas & Consumable Fuels 0.3%
	Cheniere Energy Inc., 10/15/28	United States	150,000	154,219

	Total Corporate Bonds & Notes (Cost $1,499,821)			1,519,564

b	Senior Floating Rate Interests 87.8%
	Aerospace & Defense 2.0%
	Dynasty Acquisition Co. Inc., Initial Term B-1 Loan, 3.807%, 4/06/26	United States	810,248	719,240
	Initial Term B-2 Loan (CAD), 3.807%, 4/06/26	United States	435,617	386,688

				1,105,928

	Airlines 1.7%
	American Airlines Inc., 2018 Replacement Term Loan, 3.542%, 6/27/25	United States	759,451	472,336
	Delta Air Lines Inc., Term Loan, 5.75%, 4/29/23	United States	319,671	319,634
	2020 1st Lien Term Loan B, 9/16/27	United States	136,597	137,942

				929,912

	Application Software 1.8%
	Epicor Software Corporation, Term B Loans, 5.250%, 7/30/27	United States	337,025	336,224
	Tibco Software Inc., Term B-3 Loans, 3.910%, 6/30/26	United States	698,250	682,540

				1,018,764

	Auto Components 2.8%
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.658%, 4/30/26	United States	1,584,000	1,546,380

	Chemicals 4.3%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 2.057%, 6/01/24	United States	467,508	457,339
	Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	797,146	773,232
	Univar Solutions USA Inc., first lien, Term B-5 Loans, 2.156%, 7/01/26	United States	72,718	71,173
	Univar USA Inc., Term B-3 Loans, 2.406%, 7/01/24	United States	1,098,071	1,085,718

				2,387,462

	Commercial Services & Supplies 3.0%
	Intrado Corp., Term B Loans, 5.00%, 10/10/24	United States	246,052	225,050
	Prime Security Services Borrower LLC, Term B-1 Facility, 4.250%, 9/23/26	United States	1,425,981	1,414,904

				1,639,954

	Communications Equipment 2.8%
	CommScope Inc., Initial Term Loans, 3.406%, 4/06/26	United States	1,584,000	1,547,370

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Containers & Packaging 3.8%
	Berry Global Inc., Term Y Loans, 2.155%, 7/01/26	United States	1,159,718	$1,126,778
	Reynolds Group Holdings Inc., U.S. Term Loans, 2.906%, 2/05/23	United States	979,840	971,879

				2,098,657

	Diversified Financial Services 4.0%
	Asurion LLC, Replacement B-6 Term Loans, 3.156%, 11/03/23	United States	1,522,661	1,502,403
	Trans Union LLC, 2019 Replacement Term B-5 Loans, 1.906%, 11/16/26	United States	708,429	692,995

				2,195,398

	Diversified Telecommunication Services 2.1%
	Zayo Group Holdings Inc, (Front Range BidCo.), Initial Dollar Term Loan, 3.156%, 3/09/27	United States	1,170,819	1,139,185

	Electric Utilities 1.3%
c	Brookfield WEC Holdings Inc., Initial Term Loans, TBD, 8/01/25	United States	724,470	707,910

	Food & Staples Retailing 1.2%
	Aramark Corp., U.S. Term B-3 Loan, 3.353%, 3/11/25	United States	697,750	671,512

	Food Products 1.2%
	JBS USA Lux SA, Initial Term Loans, 3.072%, 5/01/26	United States	662,944	648,442

	Health Care Providers & Services 4.4%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.250%, 3/14/25	United States	362,119	350,954
	DaVita Inc., Tranche B-1 Term Loan, 1.906%, 8/12/26	United States	1,085,286	1,068,668
	Gentiva Health Services Inc., Term B Loans, 3.437%, 7/02/25	United States	447,750	439,355
c	Milano Acquisition Corp, Term Loan B, TBD, 8/13/27	United States	589,007	584,221

				2,443,198

	Hotels Restaurants & Leisure 5.5%
	1011778 B.C. ULC, Term B-4 Loan, 1.906%, 11/19/26	Canada	1,454,739	1,401,096
	Aristocrat Technologies Inc., Term B-3 Loans, 2.021%, 10/19/24	United States	773,993	755,450
	Caesars Resort Collection LLC, Term B-1 Loans, 4.725%, 7/21/25	United States	129,540	125,746
	Term B Loans, 2.906%, 12/23/24	United States	797,784	749,584

				3,031,876

	Insurance 3.8%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term Loan, 2.906%, 5/09/25	United States	446,574	434,544
	AssuredPartners Capital Inc., June Incremental Term Loan, 5.500%, 2/12/27	United States	363,688	363,688
	AssuredPartners Inc., 2020 February Refinancing Term Loans, 3.656%, 2/12/27	United States	498,744	485,153
	Sedgwick Claims Management Services Inc., Initial Term Loans, 3.406%, 12/31/25	United States	847,843	820,136

				2,103,521

	Interactive Media & Services 0.5%
	MH Sub I, LLC, Initial Term Loans, 4.572%, 9/13/24	United States	299,229	292,987

	IT Services 0.8%
	Verscend Holding Corp., Term B Loans, 4.656%, 8/27/25	United States	468,804	466,265

	Leisure Equipment & Products 1.5%
	Playtika Holding Corp., Term B Loans, 7.072%, 12/10/24	United States	856,625	859,730

	Machinery 1.5%
	Vertical US Newco Inc. (thyssenkrupp Elevator), Term Loan B, 4.566%, 7/30/27	United States	859,477	854,181

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Media 11.7%
	Charter Communications Operating LLC (CCO Safari III LLC), Term B-2
	Loan, 1.910%, 2/01/27	United States	525,347	$514,950
c	Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	299,244	273,488
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	1,260,372	1,222,246
	Diamond Sports Group LLC, Term Loan, 3.430%, 8/24/26	United States	545,037	425,129
d	Nexstar Broadcasting Inc., Term B-4 Loan, 2.905%, 9/18/26	United States	1,537,000	1,508,181
	Nielsen Finance LLC (VNU Inc.), Dollar Term B-5 Loan, 4.750%, 6/04/25	United States	105,795	105,795
c	Radiate Holdco, LLC, Term Loan, TBD, 9/25/26	United States	143,871	141,635
	Sinclair Television Group Inc., Tranche B Term Loans, 2.410%, 1/03/24	United States	519,511	507,390
	Univision Communications Inc., 2020 Replacement New First-Lien Term Loans, 4.750%, 3/13/26	United States	746,278	727,807
	WideOpenWest Finance LLC, Term B Loan, 4.25%, 8/18/23	United States	1,101,483	1,087,944

				6,514,565

	Oil, Gas & Consumable Fuels 2.6%
c	Blackstone CQP Holdco LP, Initial Term Loans, TBD, 9/30/24	United States	299,242	293,351
	Buckeye Partners LP, Initial Term Loans, 2.905%, 11/01/26	United States	1,194,000	1,174,597

				1,467,948

	Personal Products 2.5%
	Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 5.322%, 10/01/26	Luxembourg	1,389,500	1,384,413

	Pharmaceuticals 4.2%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 4/29/24	United States		—
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.106%, 11/15/27	United States	1,283,588	1,259,921
	Valeant Pharmaceuticals International, Initial Term Loans, , 3.183%, 6/02/25	United States	1,101,902	1,082,159

				2,342,080

	Professional Services 2.1%
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans, 2.154%, 10/04/23	United States	1,175,545	1,154,892

	Real Estate Management & Development 1.3%
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, 2.906%, 8/21/25	United States	729,003	705,007

	Road & Rail 0.8%
	Genesee & Wyoming Inc., Initial Term Loan, 2.307%, 12/30/26	United States	475,231	468,429

	Software 8.1%
	Athenahealth Inc. (VVC Holding Corp.), Term B Loans, 4.749%, 2/11/26	United States	547,978	541,813
	Finastra USA Inc., Dollar Term Loan, 4.500%, 6/13/24	United States	902,899	848,499
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 1.906%, 2/15/24	United States	415,820	407,763
	Hyland Software Inc., Refinancing Loans, 3.250%, 7/01/24	United States	1,060,445	1,056,303
	LogMeIn Inc., Initial Term Loans. 4.905%, 8/31/27	United States	580,302	561,926
C	MA Finance Co. LLC, Tranche B-4 Term Loans, TBD, 6/05/25	United States	450,664	449,255
C	SS&C European Holdings Sarl, Term B-4 Loan, TBD, 4/16/25	Luxembourg	193,526	187,882
C	SS&C Technologies Inc., Term B-3 Loans, TBD, 4/16/25	United States	275,455	267,421
	The Ultimate Software Group Inc., 2020 Incremental Term Loan, 4.750%, 5/04/26	United States	190,901	190,648

				4,511,510

	Specialty Retail 4.0%
	Bass Pro Group LLC, Initial Term Loans, 6.072%, 9/25/24	United States	595,396	591,935
C	EG America LLC, Additional Facility Loan, TBD, 2/07/25	United States	432,625	423,072
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.250%, 8/18/23	United States	295,462	291,861
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 3.533%, 1/30/23	United States	362,852	362,580

franklintempleton.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Specialty Retail (continued)
	Staples Inc., 2019 Refinancing Term B-1 Loans, 5.251%, 4/16/26	United States	582,856	$541,223

				2,210,671

	Technology Hardware, Storage & Peripherals 0.1%
c	Sophia, LP, Closing Date Term Loans, TBD, 9/22/27	United States	81,220	80,826

	Wireless Telecommunication Services 0.4%
	T-Mobile USA Inc., Term Loan, 3.1560%, 4/01/27	United States	223,248	223,348

	Total Floating Rate Loans (Cost $49,820,805)			48,752,321

	Asset-Backed Securities 5.2%
a,e	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 2.575%, 3,01/15/2032	United States	1,000,000	975,746
a,e	BlueMountain CLO Ltd., 2018-3A, C, 144A, 2.444%, 2,10/25/2030	United States	1,000,000	980,316
a,e	LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2,04/20/2031	United States	1,000,000	954,314

	Total Asset-Backed Securities (Cost $2,996,875)			2,910,376

	Total Investments before Short Term Investments (Cost $54,317,501)			53,182,261

	Short Term Investments 6.3%
	U.S. Government & Agency Securities (Cost $3,470,000) 6.3%
F	FHLB,10/01/20	United States	3,470,000	3,470,000

	Total Investments (Cost $57,787,501) 102.0%			56,652,261
	Other Assets, less Liabilities (2.0)%			(1,133,500)

	Net Assets 100.0%			$55,518,761

See abbreviations on page 80.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $3,872,641 representing 7.0% of net assets.

bThe coupon rate shown represents the rate at period end.

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dA portion or all of the security purchased on a delayed delivery basis.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fThe security was issued on a discount basis with no stated coupon rate.

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Consolidated Financial Highlights

Franklin Liberty Systematic Style Premia ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.16	$25.00

Income from investment operations[b]:

Net investment income[c]	0.17	0.11

Net realized and unrealized gains (losses)	0.94	(1.94)

Total from investment operations	(0.77)	(1.83)

Less distributions from net investment income	(0.05)	(0.01)

Net asset value, end of period	$22.34	$23.16

Total return[d]	(3.32)%	(7.34)%

Ratios to average net assets[e]

Total expenses	0.94%	1.11%

Expenses net of waiver and payments by affiliates	0.61%	0.65%

Net investment income	1.47%	1.67%

Supplemental data

Net assets, end of period (000’s)	$53,628	$50,948

Portfolio turnover rate[f]	56.06% [g]	60.95% [g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	56.06%	60.95%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 75.8%
	Aerospace & Defense 0.7%
	Lockheed Martin Corp.	United States	1,014	$388,646

	Air Freight & Logistics 1.6%
	C.H. Robinson Worldwide Inc.	United States	771	78,788
	Deutsche Post AG	Germany	5,675	258,871
	Expeditors International of Washington Inc.	United States	936	84,727
	SG Holdings Co. Ltd.	Japan	900	46,480
	United Parcel Service Inc., B	United States	2,320	386,582

				855,448

	Auto Components 0.2%
	Bridgestone Corp.	Japan	2,900	91,152

	Automobiles 0.1%
a	Peugeot SA	France	3,323	60,399

	Banks 2.2%
a	BNP Paribas SA	France	6,526	237,043
	BOC Hong Kong (Holdings) Ltd.	Hong Kong	21,000	55,277
	Canadian Imperial Bank of Commerce	Canada	2,300	171,379
a	Credit Agricole SA	France	6,650	58,268
	DBS Group Holdings Ltd.	Singapore	10,200	148,767
	Hang Seng Bank Ltd.	Hong Kong	4,300	63,307
a	ING Groep NV	Netherlands	22,198	157,667
a	Swedbank AB, A	Sweden	4,906	77,147
	The Toronto-Dominion Bank	Canada	4,700	216,923

				1,185,778

	Beverages 0.3%
a	Monster Beverage Corp.	United States	2,277	182,615

	Biotechnology 3.2%
a	Alexion Pharmaceuticals Inc.	United States	1,274	145,784
a	Biogen Inc.	United States	923	261,837
a	Genmab A/S	Denmark	369	133,701
	Gilead Sciences Inc.	United States	6,994	441,951
a	Regeneron Pharmaceuticals Inc.	United States	583	326,352
a	Vertex Pharmaceuticals Inc.	United States	1,472	400,560

				1,710,185

	Building Products 0.7%
	A O Smith Corp.	United States	769	40,603
	Geberit AG	Switzerland	210	124,754
a	Kingspan Group PLC	Ireland	853	77,721
	Lennox International Inc.	United States	195	53,159
	Masco Corp.	United States	1,491	82,199

				378,436

	Capital Markets 4.5%
a	Amundi SA	France	352	24,849
	BlackRock Inc.	United States	183	103,130
	FactSet Research Systems Inc.	United States	215	71,999
	Hargreaves Lansdown PLC	United Kingdom	1,918	38,731
	Hong Kong Exchanges and Clearing Ltd.	Hong Kong	6,700	312,782
	Magellan Financial Group Ltd.	Australia	741	30,082
	MarketAxess Holdings Inc.	United States	216	104,023
	Moody’s Corp.	United States	963	279,126
	MSCI Inc.	United States	491	175,179
	Partners Group Holding AG	Switzerland	106	97,791
	S&P Global Inc.	United States	1,364	491,858

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Capital Markets (continued)
	SEI Investments Co.	United States	720	$36,518
	Singapore Exchange Ltd.	Singapore	4,500	30,163
	State Street Corp.	United States	1,997	118,482
	T. Rowe Price Group Inc.	United States	1,303	167,071
	The Bank of New York Mellon Corp.	United States	4,232	145,327
	UBS Group AG	Switzerland	14,362	161,011

				2,388,122

	Chemicals 2.2%
	Air Liquide SA	France	2,355	374,196
	Akzo Nobel NV	Netherlands	978	99,111
	Chr. Hansen Holding AS	Denmark	601	66,825
	Croda International PLC	United Kingdom	729	58,903
	EMS-Chemie Holding AG	Switzerland	45	40,482
	Evonik Industries AG	Germany	1,210	31,358
	Givaudan AG	Switzerland	52	224,697
	Nissan Chemical Corp.	Japan	700	37,146
	Nitto Denko Corp.	Japan	800	51,852
	Novozymes AS	Denmark	1,170	73,708
	Symrise AG	Germany	682	94,370

				1,152,648

	Commercial Services & Supplies 0.3%
	Rollins Inc.	United States	845	45,791
	Secom Co. Ltd.	Japan	1,000	91,026

				136,817

	Communications Equipment 0.1%
a	F5 Networks Inc.	United States	349	42,847
	Motorola Solutions Inc.	United States	212	33,243

				76,090

	Construction & Engineering 0.1%
	Obayashi Corp.	Japan	3,600	32,578

	Construction Materials 0.1%
	HeidelbergCement AG	Germany	849	52,089

	Containers & Packaging 0.1%
	Sealed Air Corp.	United States	883	34,269

	Diversified Financial Services 0.4%
	Investor AB, B	Sweden	2,615	171,509
	M&G PLC	United Kingdom	15,432	31,821

				203,330

	Diversified Telecommunication Services 0.8%
	BT Group PLC	United Kingdom	39,495	50,232
	Elisa OYJ	Finland	825	48,643
	Nippon Telegraph & Telephone Corp.	Japan	7,400	150,763
	Orange SA	France	9,636	100,386
	Swisscom AG	Switzerland	150	79,771
	United Internet AG	Germany	612	23,446

				453,241

	Electric Utilities 2.3%
	CLP Holdings Ltd.	Hong Kong	9,000	83,613
	EDF SA	France	3,539	37,458
	Endesa SA	Spain	1,828	48,939
	Enel SpA	Italy	45,366	394,626

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Electric Utilities (continued)
	Hydro One Ltd.	Canada	1,800	$38,028
	Iberdrola SA	Spain	34,255	422,178
	Kansai Electric Power Co. Inc.	Japan	3,800	36,729
	NRG Energy Inc.	United States	1,391	42,759
	Power Assets Holdings Ltd.	Hong Kong	7,500	39,290
	Red Electrica Corp. SA	Spain	2,503	47,006
	Terna Rete Elettrica Nazionale SpA	Italy	8,044	56,352

				1,246,978

	Electrical Equipment 0.7%
	Legrand SA	France	1,216	97,221
	Mitsubishi Electric Corp.	Japan	10,100	136,048
	Rockwell Automation Inc.	United States	656	144,766

				378,035

	Electronic Equipment, Instruments & Components 0.4%
	Murata Manufacturing Co. Ltd.	Japan	3,200	205,379

	Entertainment 2.1%
	Activision Blizzard Inc.	United States	4,482	362,818
a	Electronic Arts Inc.	United States	1,672	218,045
	Nexon Co. Ltd.	Japan	2,800	69,569
	Nintendo Co. Ltd.	Japan	600	339,202
	Square Enix Holdings Co. Ltd.	Japan	500	32,976
a	Take-Two Interactive Software Inc.	United States	657	108,550

				1,131,160

	Equity Real Estate Investment Trusts (REITs) 2.0%
	American Tower Corp.	United States	1,976	477,659
	Ascendas REIT	Singapore	17,700	42,010
	Dexus	Australia	6,296	40,118
	Gecina SA	France	262	34,625
	Goodman Group	Australia	9,398	120,844
	Public Storage	United States	892	198,666
	Segro PLC	United Kingdom	6,821	82,221
	Simon Property Group Inc.	United States	852	55,107
	Unibail-Rodamco-Westfield	France	782	28,886

				1,080,136

	Food & Staples Retailing 1.3%
	Koninklijke Ahold Delhaize NV	Netherlands	6,267	185,562
	The Kroger Co.	United States	4,556	154,494
	Tsuruha Holdings Inc.	Japan	100	14,129
	Walmart Inc.	United States	2,476	346,417

				700,602

	Food Products 0.4%
	Meiji Holdings Co. Ltd.	Japan	600	45,712
a	The a2 Milk Co Ltd.	New Zealand	4,255	43,145
	Toyo Suisan Kaisha Ltd.	Japan	500	26,343
b	WH Group Ltd., Reg S	Hong Kong	53,000	42,947
	Wilmar International Ltd.	China	10,900	35,133

				193,280

	Gas Utilities 0.6%
	Enagas SA	Spain	1,431	33,049
	Hong Kong and China Gas Co. Ltd.	Hong Kong	61,200	87,654
	Osaka Gas Co. Ltd.	Japan	2,000	38,852
	Snam SpA	Italy	11,588	59,641

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Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Gas Utilities (continued)
	Tokyo Gas Co. Ltd.	Japan	2,000	$45,598
	UGI Corp.	United States	1,195	39,411

				304,205

	Health Care Equipment & Supplies 1.4%
a	ABIOMED Inc.	United States	163	45,161
	Biomerieux	France	233	36,558
	Coloplast AS, B	Denmark	689	108,922
	DiaSorin SpA	Italy	140	28,221
	Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	3,315	72,902
	Hoya Corp.	Japan	2,000	224,770
	Siemens Healthineers AG	Germany	727	32,651
a	Sonova Holding AG	Switzerland	307	78,057
	West Pharmaceutical Services Inc.	United States	426	117,108

				744,350

	Health Care Providers & Services 0.3%
	HCA Healthcare Inc.	United States	1,492	186,023

	Health Care Technology 0.9%
	Cerner Corp.	United States	1,731	125,134
	M3 Inc.	Japan	2,600	160,144
a	Veeva Systems Inc.	United States	781	219,609

				504,887

	Hotels, Restaurants & Leisure 1.6%
	Domino’s Pizza Inc.	United States	220	93,562
b,c	Evolution Gaming Group AB, 144A, Reg S	Sweden	712	47,318
	Galaxy Entertainment Group Ltd.	Macau	11,000	73,736
	McDonald’s Corp.	United States	2,105	462,026
	Sodexo SA	France	504	36,064
	Yum! Brands Inc.	United States	1,727	157,675

				870,381

	Household Durables 0.1%
	Sekisui House Ltd.	Japan	3,600	63,366

	Household Products 1.8%
	Clorox Co.	United States	725	152,373
	Colgate-Palmolive Co.	United States	4,645	358,362
	Henkel AG & Co. KGaA	Germany	594	55,655
	Kimberly-Clark Corp.	United States	1,948	287,641
	Lion Corp.	Japan	1,200	24,596
	Unicharm Corp.	Japan	2,100	93,767

				972,394

	Independent Power and Renewable Electricity Producers 0.2%
	Uniper SE	Germany	1,120	36,196
	Vistra Corp.	United States	2,465	46,490

				82,686

	Industrial Conglomerates 0.3%
	CK Hutchison Holdings Ltd.	Hong Kong	15,000	90,194
	Jardine Matheson Holdings Ltd.	Hong Kong	1,200	47,616

				137,810

	Insurance 0.4%
	Admiral Group PLC	United Kingdom	1,079	36,422
	Erie Indemnity Co., A	United States	145	30,491

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Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	NN Group NV	Netherlands	1,653	$62,125
	Sun Life Financial Inc.	Canada	1,800	73,118
	T&D Holdings Inc.	Japan	2,900	28,360

				230,516

	Interactive Media & Services 3.0%
a	Alphabet Inc., A	United States	340	498,304
a	Alphabet Inc., C	United States	338	496,725
	Auto Trader Group PLC	United Kingdom	5,533	40,272
a	Facebook Inc., A	United States	1,934	506,514
b	Scout24 AG, Reg S	Germany	617	53,903

				1,595,718

	Internet & Direct Marketing Retail 1.5%
a	Amazon.com Inc.	United States	165	519,540
	eBay Inc.	United States	3,995	208,140
a	Zalando SE	Germany	873	81,796

				809,476

	IT Services 2.7%
	Accenture PLC, A	United States	2,278	514,805
a	Akamai Technologies Inc.	United States	602	66,545
a	Atos SE	France	565	45,583
	Capgemini SE	France	658	84,684
	Cognizant Technology Solutions Corp., A	United States	2,981	206,941
	Fujitsu Ltd.	Japan	1,100	149,474
	Jack Henry & Associates Inc.	United States	272	44,225
	NEC Corp.	Japan	1,300	75,637
	Nomura Research Institute Ltd.	Japan	1,700	49,858
	Otsuka Corp.	Japan	500	25,490
a	VeriSign Inc.	United States	596	122,091
	Western Union Co.	United States	1,856	39,774

				1,425,107

	Leisure Products 0.1%
	SHIMANO Inc.	Japan	400	78,537

	Life Sciences Tools & Services 0.7%
	Lonza Group AG	Switzerland	175	108,305
a	Mettler-Toledo International Inc.	United States	135	130,376
	Sartorius Stedim Biotech	France	156	53,892
a	Waters Corp.	United States	355	69,467

				362,040

	Machinery 2.0%
	Atlas Copco AB	Sweden	2,251	94,366
	Atlas Copco AB, A	Sweden	3,851	184,504
	Cummins Inc.	United States	843	178,008
	Epiroc AB, A	Sweden	3,803	55,303
	Epiroc AB, B	Sweden	2,246	31,293
	Knorr-Bremse AG	Germany	298	35,169
	Kone OYJ, B	Finland	1,961	172,605
	Otis Worldwide Corp.	United States	2,349	146,625
	Schindler Holding AG	Switzerland	116	31,640
	Schindler Holding AG, PC	Switzerland	233	63,782
	Techtronic Industries Co. Ltd.	Hong Kong	7,000	91,768

				1,085,063

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Marine 0.1%
	Kuehne + Nagel International AG	Switzerland	307	$59,913

	Metals & Mining 2.1%
	B2Gold Corp.	Canada	6,100	39,594
	BHP Group PLC	United Kingdom	11,405	243,843
	Boliden AB	Sweden	1,577	46,993
	Evolution Mining Ltd.	Australia	8,452	34,833
	Fortescue Metals Group Ltd.	Australia	9,802	114,517
	Franco-Nevada Corp.	Canada	500	69,650
	Kirkland Lake Gold Ltd.	Canada	700	34,063
	Rio Tinto Ltd.	Australia	2,059	139,196
	Rio Tinto PLC	Australia	6,148	370,025
	Steel Dynamics Inc.	United States	1,196	34,242

				1,126,956

	Multi-Utilities 0.4%
	AGL Energy Ltd.	Australia	3,642	35,554
	Public Service Enterprise Group Inc.	United States	2,277	125,030
	Veolia Environnement SA	France	3,123	67,457

				228,041

	Multiline Retail 1.6%
	Dollar General Corp.	United States	1,419	297,451
	Dollarama Inc.	Canada	1,500	57,316
	Next PLC	United Kingdom	750	57,691
	Target Corp.	United States	2,836	446,443

				858,901

	Oil, Gas & Consumable Fuels 2.9%
	Cabot Oil & Gas Corp., A	United States	2,282	39,615
	ENEOS Holdings Inc.	Japan	17,500	62,186
	EOG Resources Inc.	United States	3,247	116,697
	Exxon Mobil Corp.	United States	12,091	415,084
	Neste Oil OYJ	Finland	2,428	128,038
a	OMV AG	Austria	856	23,489
	Pioneer Natural Resources Co.	United States	939	80,745
	Royal Dutch Shell PLC, A	United Kingdom	13,215	164,676
	Total SE	France	13,429	459,828
	Valero Energy Corp.	United States	1,747	75,680

				1,566,038

	Personal Products 1.4%
	Beiersdorf AG	Germany	481	54,713
	L’Oreal SA	France	1,253	407,886
	Unilever NV	United Kingdom	4,831	291,751

				754,350

	Pharmaceuticals 3.4%
	Astellas Pharma Inc.	Japan	10,500	155,913
	Chugai Pharmaceutical Co. Ltd.	Japan	3,900	174,249
a	Jazz Pharmaceuticals PLC	United States	160	22,814
	Novartis AG	Switzerland	2,682	233,272
	Novo Nordisk AS, B	Denmark	7,707	533,429
	Ono Pharmaceutical Co. Ltd.	Japan	2,000	62,617
	Orion OYJ	Finland	602	27,299
	Otsuka Holdings Co. Ltd.	Japan	2,100	88,513
	Recordati Industria Chimica e Farmaceutica SpA	Italy	586	30,057
	Roche Holding AG	Switzerland	1,416	485,717

				1,813,880

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Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Professional Services 0.7%
	Adecco Group AG	Switzerland	860	$45,567
	Nihon M&A Center Inc.	Japan	800	45,333
a	Randstad NV	Netherlands	666	34,777
	Robert Half International Inc.	United States	647	34,252
	SGS SA	Switzerland	34	91,370
	Wolters Kluwer NV	Netherlands	1,570	134,103

				385,402

	Real Estate Management & Development 1.4%
	CapitaLand Ltd.	Singapore	14,700	29,182
	CK Asset Holdings Ltd.	Hong Kong	15,000	73,065
	Daito Trust Construction Co. Ltd.	Japan	300	26,495
	Deutsche Wohnen AG	Germany	1,972	98,719
	Hang Lung Properties Ltd.	Hong Kong	11,000	27,791
	Henderson Land Development Co. Ltd.	Hong Kong	8,000	29,471
	LEG Immobilien AG	Germany	395	56,417
	New World Development Co. Ltd.	Hong Kong	8,500	41,129
	Sun Hung Kai Properties Ltd.	Hong Kong	7,000	89,239
	Swiss Prime Site AG	Switzerland	432	39,309
	Vonovia SE	Germany	2,922	200,723
	Wharf Real Estate Investment Co. Ltd.	Hong Kong	9,000	36,581

				748,121

	Road & Rail 1.6%
	Canadian National Railway Co.	Canada	4,000	424,660
	Canadian Pacific Railway Ltd.	Canada	700	212,267
	JB Hunt Transport Services Inc.	United States	487	61,547
	Knight-Swift Transportation Holdings Inc.	United States	739	30,077
	MTR Corp. Ltd.	Hong Kong	8,500	41,952
	Old Dominion Freight Line Inc.	United States	538	97,335

				867,838

	Semiconductors & Semiconductor Equipment 2.8%
	Intel Corp.	United States	10,467	541,981
	Maxim Integrated Products Inc.	United States	1,537	103,917
	Skyworks Solutions Inc.	United States	950	138,225
	Texas Instruments Inc.	United States	3,782	540,032
	Tokyo Electron Ltd.	Japan	700	181,285

				1,505,440

	Software 6.1%
a	Adobe Inc.	United States	1,093	536,040
a	Autodesk Inc.	United States	1,241	286,683
a	Cadence Design Systems Inc.	United States	1,612	171,888
a	Check Point Software Technologies Ltd.	Israel	655	78,823
	Citrix Systems Inc.	United States	685	94,331
	Constellation Software Inc.	Canada	100	110,771
a	Fortinet Inc.	United States	799	94,130
	Intuit Inc.	United States	1,520	495,839
	Microsoft Corp.	United States	2,529	531,925
a	Nice Ltd.	Israel	344	77,836
	SAP SE	Germany	3,206	499,114
a	Synopsys Inc.	United States	877	187,660
	The Sage Group PLC	United Kingdom	6,277	58,492
	Trend Micro Inc.	Japan	700	42,519

				3,266,051

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Specialty Retail 3.6%
a	AutoZone Inc.	United States	131	$154,271
	Best Buy Co. Inc.	United States	1,337	148,795
	Industria de Diseno Textil SA	Spain	6,403	178,702
	Kingfisher PLC	United Kingdom	11,996	46,013
	Lowe’s Cos. Inc.	United States	3,186	528,430
	Nitori Holdings Co. Ltd.	Japan	400	82,820
a	O’Reilly Automotive Inc.	United States	419	193,192
	The Home Depot Inc.	United States	1,866	518,207
	Tractor Supply Co.	United States	664	95,178

				1,945,608

	Technology Hardware, Storage & Peripherals 0.4%
	HP Inc.	United States	7,952	151,008
	Logitech International SA	Switzerland	929	72,480

				223,488

	Textiles, Apparel & Luxury Goods 0.4%
	Hermes International	France	179	154,531
	Pandora AS	Denmark	582	41,965

				196,496

	Tobacco 0.7%
	Philip Morris International Inc.	United States	3,689	276,638
	Swedish Match AB	Sweden	925	75,736

				352,374

	Trading Companies & Distributors 0.6%
	Brenntag AG	Germany	876	55,779
	Fastenal Co.	United States	3,280	147,895
	Ferguson PLC	United Kingdom	1,035	104,528
	Monotaro Co. Ltd.	Japan	600	29,679

				337,881

	Water Utilities 0.1%
	United Utilities Group PLC	United Kingdom	3,885	42,983

	Wireless Telecommunication Services 1.1%
	KDDI Corp.	Japan	9,500	239,098
	NTT DOCOMO Inc.	Japan	6,600	242,973
	Softbank Corp.	Japan	11,400	127,201

				609,272

	Total Common Stocks (Cost $38,821,456)			40,659,005

	Preferred Stocks 0.2%
	Germany 0.2%
d	Henkel AG & Co. KGaA, 2.071%, pfd.	Germany	1,002	104,951

	Total Investments (Cost $38,920,367) 76%			40,763,956
	Other Assets, less Liabilities 24%			12,863,894

	Net Assets 100.0%			$53,627,850

See abbreviations on page 80.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

from registration. These securities have been deemed liquid under guildelines approved by the Fund’s Board of Trustees. At September 30, 2020, the value of these securities was $144,168, representing 0.3% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the value of this security was $47,318, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

A supranational organization is an entity formed by two or more central governments through international treaties.

At September 30, 2020, the Fund had the following total return equity swap contracts outstanding. See Note 1(c).

Swaps

Description	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Amount (000)s	Unrealized Appreciation (Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	10/21/20	(257,781)	441,004

At September 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	549,000	$401,862	12/16/20	$—	$(8,292)
Australian Dollar	MSCO	Sell	1,530,000	1,119,850	12/16/20	23,011	—
Brazilian Real	MSCO	Buy	3,422,000	646,918	12/16/20	—	(41,056)
Brazilian Real	MSCO	Sell	143,000	27,208	12/16/20	1,890	—
Czech Koruna	MSCO	Sell	14,590,000	653,270	12/16/20	21,189	—
Czech Koruna	MSCO	Sell	15,915,000	705,523	12/16/20	16,040	—
Euro	MSCO	Sell	284,000	338,639	12/16/20	5,047	—
Euro	MSCO	Sell	70,000	83,159	12/16/20	936	—
Israeli Shekel	MSCO	Sell	1,766,000	516,176	12/16/20	—	(770)
Israeli Shekel	MSCO	Sell	11,738,000	3,443,961	12/16/20	7,997	—
Japanese Yen	MSCO	Buy	97,535,000	920,263	12/16/20	4,913	—
Japanese Yen	MSCO	Sell	8,069,000	76,705	12/16/20	166	—
Mexican Peso	MSCO	Buy	1,959,000	92,054	12/16/20	—	(4,072)
Mexican Peso	MSCO	Buy	17,234,000	803,358	12/16/20	—	(29,351)
New Turkish Lira	MSCO	Buy	10,206,000	1,333,175	12/16/20	—	(36,867)
New Turkish Lira	MSCO	Buy	2,088,000	273,923	12/16/20	—	(8,717)
New Zealand Dollar	MSCO	Sell	1,775,000	1,188,570	12/16/20	15,370	—
New Zealand Dollar	MSCO	Sell	56,000	37,674	12/16/20	660	—
Polish Zloty	MSCO	Buy	1,986,000	531,747	12/16/20	—	(17,975)
Polish Zloty	MSCO	Buy	121,000	32,238	12/16/20	—	(936)
Russian Ruble	MSCO	Buy	11,647,000	154,335	12/16/20	—	(5,414)
Russian Ruble	MSCO	Buy	2,361,000	31,565	12/16/20	—	(1,377)
Swedish Krona	MSCO	Buy	630,000	71,817	12/16/20	—	(1,360)
Swedish Krona	MSCO	Buy	9,088,000	1,045,808	12/16/20	—	(29,441)
Swiss Franc	MSCO	Sell	98,000	108,323	12/16/20	1,417	—
Swiss Franc	MSCO	Sell	2,188,000	2,420,780	12/16/20	33,934	—
South African Rand	MSCO	Buy	245,000	14,765	12/17/20	—	(208)
South African Rand	MSCO	Buy	2,340,000	137,304	12/17/20	1,729	—

Total Forward Exchange Contracts						$134,299	$(185,836)

Net unrealized appreciation (depreciation)							$(51,537)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Long Gilt	Long	62	$10,909,704	12/29/20	$20,372
U.S. Treasury 10 Yr. Note	Long	50	6,976,562	12/21/20	9,427
Canada 10 Yr. Bond	Long	49	5,568,924	12/18/20	15,682
Australian 10 Yr. Bond	Long	47	5,032,632	12/15/20	32,550
S&P/TSX 60 Index	Long	12	1,727,569	12/17/20	(22,886)
Nikkei 225 Mini	Long	5	1,098,740	12/10/20	2,056
FTSE 100 Index	Long	10	755,189	12/18/20	(27,485)
S&P 500 E-Mini	Long	4	670,400	12/18/20	(8,843)
Euro-BTP	Long	3	519,179	12/08/20	4,723
FTSE/JSE Africa Top40 Index	Long	16	483,281	12/17/20	(20,470)
NASDAQ 100 E-Mini	Long	2	456,290	12/18/20	(1,731)
Hang Seng Index	Long	3	453,484	10/29/20	(4,037)
SPI 200 Index	Long	1	103,964	12/17/20	(2,654)
EURO STOXX 50 Index	Short	1	(37,455)	12/18/20	1,512
OMXS30 Index	Short	14	(286,453)	10/16/20	(277)
Mex Bolsa Index	Short	31	(526,076)	12/18/20	(14,116)
DAX Index	Short	2	(749,265)	12/18/20	25,693
CAC 40 10 Euro	Short	16	(900,783)	10/16/20	47,754
SGX Nifty 50	Short	45	(1,012,860)	10/29/20	(4,823)
IBEX 35 Index	Short	16	(1,262,785)	10/16/20	56,351
Euro-Bund	Short	52	(10,641,850)	12/08/20	(83,749)
Euro-OAT	Short	55	(10,870,763)	12/08/20	(48,549)
Commodity Contracts
Cocoa, December	Long	33	840,180	12/15/20	28,666
Gold 100 Ounce, December	Long	4	758,200	12/29/20	4,943
Corn, July	Long	28	556,150	7/14/21	15,271
Wheat, May	Long	16	469,000	5/14/21	26,442
Soybean, November	Long	7	358,225	11/13/20	6,904
Soybean Meal, December	Long	9	308,520	12/14/20	16,070
Copper, December	Long	3	227,438	12/29/20	11,293
Wheat, December	Long	7	202,300	12/14/20	27,368
Cotton No. 2, December	Long	6	197,370	12/08/20	5,757
Live Cattle, December	Long	4	179,760	12/31/20	4,240
Sugar No. 11, February	Long	11	166,443	2/26/21	9,146
Coffee ‘C’, December	Long	3	124,819	12/18/20	(9,144)
Silver, December	Long	1	117,470	12/29/20	(23,132)
Platinum, January	Long	2	90,920	1/27/21	(343)
Gasoline Rbob, October	Long	1	49,627	10/30/20	3,404
Brent Crude, October	Short	2	(84,600)	10/30/20	(1,623)
NY Harbor ULSD, October	Short	2	(96,785)	10/30/20	(2,810)
Low Sulphur Gasoil, November	Short	3	(100,125)	11/12/20	(680)
WTI Crude, October	Short	4	(160,880)	10/20/20	(4,540)
Soybean Oil, December	Short	10	(198,780)	12/14/20	(25,348)
Corn, December	Short	12	(227,400)	12/14/20	(33,784)
Low Sulphur Gasoil, April	Short	7	(247,800)	4/12/21	813
Brent Crude, March	Short	6	(264,540)	3/31/21	580
Lean Hog, December	Short	12	(302,880)	12/14/20	(19,795)
Natural Gas, October	Short	13	(328,510)	10/28/20	43,770

Total Futures Contracts					$59,968

*As of period end.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Systematic Style Premia ETF

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2020 , expiration date 10/21/20:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.97%
Aptiv PLC	United States	(1,557)	$(142,746)
Bayerische Motoren Werke AG	Germany	(1,845)	(134,118)
Daimler AG	Germany	(4,813)	(259,820)
Ford Motor Co	United States	(22,505)	(149,883)
General Motors Co	United States	(6,338)	(187,541)
Tesla Inc	United States	(501)	(214,934)
Valeo SA	France	(1,282)	(39,462)
Volkswagen AG	Germany	(980)	(157,900)

			(1,286,404)

Banks 1.91%
Barclays PLC	United Kingdom	(92,551)	(116,790)
Citigroup Inc	United States	(3,250)	(140,107)
DNB ASA ORD NOK10	Norway	(4,909)	(67,838)
ROYAL BANK OF SCOTLAND GROUP PLC ORD GBP1	United Kingdom	(28,499)	(39,073)
Societe Generale SA	France	(4,395)	(58,331)
SVB Financial Group	United States	(300)	(72,186)

			(494,325)

Capital Goods 9.34%
ACS Actividades de Construccion y Servicios SA	Spain	(97)	(2,203)
Airbus SE	France	(3,546)	(258,100)
Boeing Co/The	United States	(2,085)	(344,567)
Caterpillar Inc	United States	(2,147)	(320,225)
Ferrovial SA	Spain	(2,820)	(68,618)
General Electric Co	United States	(51,479)	(320,714)
Howmet Aerospace Inc	United States	(2,186)	(36,550)
Ingersoll Rand Inc	United States	(2,013)	(71,663)
Jacobs Engineering Group Inc	United States	(747)	(69,299)
Melrose Industries PLC	United Kingdom	(27,858)	(41,597)
MTU Aero Engines AG	Germany	(276)	(45,958)
Raytheon Technologies Corp	United States	(5,038)	(289,887)
Rolls-Royce Holdings PLC	United Kingdom	(11,147)	(18,734)
Safran SA	France	(1,935)	(191,601)
Sumitomo Corp	Japan	(7,000)	(83,479)
TransDigm Group Inc	United States	(184)	(87,422)
Westinghouse Air Brake Technologies Corp	United States	(1,053)	(65,160)
WSP Global Inc	Canada	(700)	(45,823)
Yaskawa Electric Corp	Japan	(1,500)	(58,206)

			(2,419,806)

Commercial & Professional Services 1.33%
Brambles Ltd	Australia	(8,718)	(65,548)
Equifax Inc	United States	(239)	(37,499)
Nielsen Holdings PLC	United States	(2,070)	(29,353)
Recruit Holdings Co Ltd	Japan	(5,400)	(212,868)

			(345,268)

Consumer Durables & Apparel 1.55%
DR Horton Inc	United States	(1,771)	(133,941)
Hasbro Inc	United States	(541)	(44,751)
Newell Brands Inc	United States	(2,320)	(39,811)
Peloton Interactive Inc., A	United States	(1,194)	(118,493)
Whirlpool Corp	United States	(357)	(65,649)

			(402,645)

56	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Consumer Services 2.99%
Accor SA	France	(1,084)	$(30,508)
Aramark	United States	(1,340)	(35,443)
Aristocrat Leisure Ltd	Australia	(3,290)	(70,672)
Carnival Corp	United States	(2,831)	(42,975)
Darden Restaurants Inc	United States	(786)	(79,182)
GVC Holdings PLC	United Kingdom	(3,326)	(41,880)
InterContinental Hotels Group PLC	United Kingdom	(1,011)	(53,509)
Las Vegas Sands Corp	United States	(1,064)	(49,646)
Marriott International Inc/MD	United States	(765)	(70,824)
MGM Resorts International	United States	(2,749)	(59,791)
Restaurant Brands International Inc	Canada	(1,700)	(97,336)
Royal Caribbean Cruises Ltd	United States	(1,052)	(68,096)
Tabcorp Holdings Ltd	Australia	(14,071)	(33,685)
Wynn Resorts Ltd	United States	(576)	(41,362)

			(774,909)

Diversified Financials 5.55%
AGNC Investment Corp	United States	(3,058)	(42,537)
Ally Financial Inc Com	United States	(2,154)	(54,001)
Annaly Capital Management Inc	United States	(8,260)	(58,811)
Apollo Global Management Inc	United States	(1,009)	(45,153)
Blackstone Group Inc/The	United States	(3,907)	(203,945)
Capital One Financial Corp	United States	(2,287)	(164,344)
Charles Schwab Corp/The	United States	(6,544)	(237,089)
Deutsche Bank AG	Germany	(10,992)	(92,677)
Discover Financial Services	United States	(1,767)	(102,097)
Equitable Holdings Inc	United States	(2,326)	(42,426)
Groupe Bruxelles Lambert SA	Belgium	(457)	(41,254)
KKR & Co Inc	United States	(2,938)	(100,891)
Macquarie Group Ltd	Australia	(2,081)	(178,346)
Standard Life Aberdeen PLC	United Kingdom	(13,487)	(39,405)
Voya Financial Inc	United States	(726)	(34,797)

			(1,437,773)

Energy 1.46%
Equinor ASA	Norway	(3,313)	(47,022)
Halliburton Co	United States	(4,427)	(53,345)
Hess Corp	United States	(1,608)	(65,815)
Occidental Petroleum Corp	United States	(4,646)	(46,507)
SCHLUMBERGER LTD ORD USD0.01	United States	(6,493)	(101,031)
Suncor Energy Inc	Canada	(5,400)	(65,734)

			(379,454)

Food & Staples Retailing 1.31%
Aeon Co Ltd	Japan	(3,800)	(101,761)
George Weston Ltd	Canada	(500)	(36,650)
Sysco Corp	United States	(2,792)	(173,718)
Woolworths Group Ltd	Australia	(1,010)	(26,372)

			(338,501)

Food, Beverage & Tobacco 4.59%
Anheuser-Busch InBev SA/NV	Belgium	(3,880)	(210,318)
Bunge Ltd	United States	(827)	(37,794)
Coca-Cola Co/The	United States	(1,812)	(89,458)
Conagra Brands Inc	United States	(2,863)	(102,238)
Constellation Brands Inc	United States	(992)	(187,994)
Heineken NV	Netherlands	(1,495)	(133,026)
Kerry Group PLC	Ireland	(903)	(115,950)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Food, Beverage & Tobacco (continued)
Lamb Weston Holdings Inc	United States	(835)	$(55,335)
McCormick & Co Inc/MD	United States	(720)	(139,752)
Mowi ASA	Norway	(2,555)	(45,289)
Orkla ASA	Norway	(4,333)	(43,707)
Treasury Wine Estates Ltd	Australia	(4,204)	(26,938)

			(1,187,799)

Health Care Equipment & Services 6.24%
Boston Scientific Corp	United States	(8,362)	(319,512)
Cardinal Health Inc	United States	(1,710)	(80,284)
Centene Corp	United States	(3,459)	(201,763)
Cochlear Ltd	Australia	(375)	(53,219)
DexCom Inc	United States	(435)	(179,320)
Fresenius SE & Co KGaA	Germany	(2,435)	(110,875)
Hologic Inc	United States	(1,457)	(96,847)
Insulet Corp	United States	(384)	(90,851)
Laboratory Corp of America Holdings	United States	(569)	(107,126)
Molina Healthcare Inc	United States	(352)	(64,430)
Orpea	France	(307)	(34,942)
Ramsay Health Care Ltd	Australia	(1,056)	(50,015)
Sonic Healthcare Ltd	Australia	(2,586)	(61,463)
Teladoc Health Inc	United States	(343)	(75,199)
Zimmer Biomet Holdings Inc Com	United States	(667)	(90,805)

			(1,616,651)

Household & Personal Products 2.11%
Essity AB	Sweden	(3,547)	(120,004)
Estee Lauder Cos Inc/The	United States	(1,320)	(288,090)
Shiseido Co Ltd	Japan	(2,400)	(137,250)

			(545,344)

Insurance 3.43%
Alleghany Corp	United States	(82)	(42,677)
American Financial Group Inc/OH	United States	(441)	(29,538)
American International Group Inc	United States	(4,985)	(137,237)
Cincinnati Financial Corp	United States	(848)	(66,119)
Lincoln National Corp	United States	(1,119)	(35,058)
Markel Corp	United States	(79)	(76,923)
Prudential Financial Inc	United States	(2,156)	(136,949)
Prudential PLC	United Kingdom	(8,667)	(124,260)
QBE Insurance Group Ltd	Australia	(8,825)	(54,461)
Reinsurance Group of America Inc	United States	(401)	(38,171)
RenaissanceRe Holdings Ltd	United States	(296)	(50,243)
Sampo Oyj	Finland	(2,473)	(97,990)

			(889,626)

Materials 4.56%
Agnico Eagle Mines Ltd	Canada	(1,400)	(111,193)
Albemarle Corp	United States	(612)	(54,639)
ArcelorMittal SA	France	(4,190)	(55,934)
Axalta Coating Systems Ltd	United States	(1,218)	(27,003)
Ball Corp	United States	(1,888)	(156,931)
Dow Inc	United States	(4,334)	(203,915)
First Quantum Minerals Ltd	Zambia	(3,600)	(31,991)
Freeport-McMoRan Inc	United States	(8,215)	(128,483)
Glencore PLC	Switzerland	(56,046)	(116,626)
Nippon Steel Corp	Japan	(3,200)	(30,005)
Nutrien Ltd	Canada	(3,200)	(125,077)

58	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Materials (continued)
Orica Ltd	Australia	(2,347)	$(25,956)
Solvay SA	Belgium	(426)	(36,697)
South32 Ltd	Australia	(27,874)	(40,756)
Teck Resources Ltd	Canada	(2,600)	(36,088)

			(1,181,294)

Media & Entertainment 5.49%
Altice USA Inc	United States	(1,832)	(47,632)
Charter Communications Inc Com Usd.001 Cl A	United States	(319)	(199,164)
DISH Network Corp	United States	(1,411)	(40,961)
IAC/InterActiveCorp	United States	(468)	(56,057)
Liberty Broadband Corp	United States	(626)	(89,437)
Liberty Media Group Trak Usd Npv Cl C	United States	(1,193)	(43,270)
Live Nation Entertainment Inc	United States	(940)	(50,647)
Match Group Inc	United States	(900)	(99,585)
Netflix Inc	United States	(194)	(97,006)
Pinterest Inc	United States	(1,728)	(71,729)
Roku Inc	United States	(495)	(93,456)
SEEK Ltd	Australia	(1,931)	(29,466)
Snap Inc	United States	(5,014)	(130,916)
Twitter Inc	United States	(4,558)	(202,831)
ViacomCBS Inc	United States	(3,159)	(88,484)
Zillow Group Inc	United States	(791)	(80,358)

			(1,420,999)

Pharmaceuticals, Biotechnology & Life Sciences 6.66%
Alnylam Pharmaceuticals Inc	United States	(665)	(96,824)
Argenx SE	Netherlands	(244)	(64,379)
Bausch Health Cos Inc	United States	(2,000)	(30,994)
BioMarin Pharmaceutical Inc	United States	(957)	(72,809)
Catalent Inc	United States	(918)	(78,636)
Eisai Co Ltd	Japan	(1,300)	(118,063)
Elanco Animal Health Inc	United States	(2,341)	(65,384)
Exact Sciences Corp	United States	(849)	(86,556)
Grifols SA	Spain	(1,700)	(49,020)
Illumina Inc	United States	(879)	(271,681)
Ionis Pharmaceuticals Inc	United States	(767)	(36,394)
IQVIA Holdings Inc	United States	(1,156)	(182,220)
Moderna Inc	United States	(1,427)	(100,960)
Perrigo Co PLC	United States	(800)	(36,728)
Sarepta Therapeutics Inc	United States	(422)	(59,262)
Seattle Genetics Inc	United States	(431)	(84,342)
Takeda Pharmaceutical Co Ltd	Japan	(8,200)	(290,920)

			(1,725,172)

Real Estate 2.40%
GPT Group/The	Australia	(11,273)	(31,512)
Lendlease Group	Australia	(3,766)	(29,773)
SBA Communications Corp	United States	(605)	(192,680)
Stockland	Australia	(13,906)	(37,676)
Ventas Inc	United States	(1,714)	(71,920)
VEREIT Inc	United States	(6,338)	(41,197)
VICI Properties Inc	United States	(2,701)	(63,122)
Welltower Inc	United States	(754)	(41,538)
Weyerhaeuser Co	United States	(3,891)	(110,971)

			(620,389)

franklintempleton.com	Semiannual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Retailing 3.72%
Burlington Stores Inc	United States	(388)	$(79,963)
CarMax Inc	United States	(959)	(88,142)
Delivery Hero SE	Germany	(683)	(78,586)
Expedia Group Inc	United States	(813)	(74,544)
MercadoLibre Inc	Argentina	(180)	(194,846)
Ocado Group PLC	United Kingdom	(2,608)	(92,517)
Prosus NV	China	(2,131)	(196,665)
Rakuten Inc	Japan	(4,700)	(50,416)
Wayfair Inc	United States	(373)	(108,547)

			(964,226)

Semiconductors & Semiconductor Equipment 5.72%
Advanced Micro Devices Inc	United States	(3,767)	(308,856)
Broadcom Inc	United States	(820)	(298,742)
Lam Research Corp	United States	(858)	(284,642)
Marvell Technology Group Ltd	Bermuda	(3,859)	(153,202)
Microchip Technology Inc	United States	(1,431)	(147,050)
NXP Semiconductors NV	Netherlands	(1,643)	(205,063)
ON Semiconductor Corp	United States	(2,388)	(51,796)
Renesas Electronics Corp	Japan	(4,600)	(33,346)

			(1,482,697)

Software & Services 14.53%
Adyen NV	Netherlands	(63)	(116,171)
Afterpay Ltd	Australia	(1,300)	(74,533)
Amadeus IT Group SA	Spain	(2,317)	(129,303)
Coupa Software Inc	United States	(407)	(111,616)
Datadog Inc	United States	(774)	(79,072)
DocuSign Inc	United States	(709)	(152,605)
Dynatrace Inc	United States	(1,066)	(43,727)
Fidelity National Information Services Inc	United States	(2,221)	(326,953)
Fiserv Inc	United States	(2,662)	(274,319)
Global Payments Inc	United States	(1,736)	(308,279)
GoDaddy Inc	United States	(975)	(74,071)
Guidewire Software Inc	United States	(499)	(52,031)
MongoDB Inc	United States	(283)	(65,517)
Nexi SpA	Italy	(2,202)	(44,207)
Okta Inc	United States	(695)	(148,626)
Paycom Software Inc	United States	(301)	(93,701)
PTC Inc	United States	(654)	(54,099)
RingCentral Inc	United States	(285)	(78,264)
salesforce.com Inc	United States	(1,293)	(324,957)
Slack Technologies Inc	United States	(2,257)	(60,623)
Splunk Inc	United States	(958)	(180,229)
Square Inc	United States	(2,175)	(353,546)
Temenos AG	Switzerland	(214)	(28,894)
Trade Desk Inc/The	United States	(244)	(126,582)
Twilio Inc	United States	(735)	(181,611)
Workday Inc	United States	(1,021)	(219,648)
Zscaler Inc	United States	(433)	(60,919)

			(3,764,103)

Technology Hardware & Equipment 1.82%
Corning Inc	United States	(4,434)	(143,706)
Hewlett Packard Enterprise Co	United States	(7,467)	(69,966)
NetApp Inc	United States	(1,300)	(56,992)
Nokia Oyj	Finland	(28,395)	(111,546)
Ricoh Co Ltd	Japan	(4,000)	(26,760)

60	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Technology Hardware & Equipment (continued)
Western Digital Corp	United States	(1,698)	$(62,062)

			(471,032)

Telecommunication Services 2.49%
Cellnex Telecom SA	Spain	(1,929)	(117,626)
SoftBank Group Corp	Japan	(4,500)	(275,850)
Tele2 AB	Sweden	(2,911)	(41,242)
Telefonica SA	Spain	(27,740)	(95,539)
Telenor ASA	Norway	(4,247)	(71,013)
TELUS Corp	Canada	(2,500)	(43,852)

			(645,122)

Transportation 3.18%
Aurizon Holdings Ltd	Australia	(11,101)	(33,816)
Delta Air Lines Inc	United States	(934)	(28,562)
FedEx Corp	United States	(1,400)	(352,128)
Transurban Group	Australia	(15,601)	(157,778)
Uber Technologies Inc	United States	(5,694)	(207,717)
XPO Logistics Inc	United States	(523)	(44,277)

			(824,278)

Utilities 2.65%
AES Corp/VA	United States	(3,501)	(63,403)
Algonquin Power & Utilities Corp	Canada	(3,500)	(50,676)
APA Group	Australia	(6,539)	(48,415)
CenterPoint Energy Inc	United States	(2,935)	(56,792)
E.ON SE	Germany	(9,071)	(100,287)
Edison International	United States	(814)	(41,384)
Essential Utilities Inc	United States	(1,339)	(53,895)
Southern Co/The	United States	(4,997)	(270,937)

			(685,789)

Total Value of Reference Entity – Morgan Stanley Capital Services LLC			$(25,903,606)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	61

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[a]
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$163,189,267	$210,459,796	$57,787,501	$38,920,367

Value – Unaffiliated issuers	$163,634,572	$222,395,086	$56,652,261	$40,763,956
Cash	943,975	3,354,942	796,932	9,460,795
Restricted cash for OTC derivative contracts	—	9,960,000	—	—
Foreign currency, at value (cost $–, $280,927, $– and $13,035, respectively)	—	3,055,568	—	12,461
Receivables:
Investment securities sold	999,149	—	387,687	—
Interest	2,665,761	895,738	216,374	104,753
Affiliates	—	—	—	4,400
Deposits with brokers for:
Futures contracts	—	—	—	2,271,132
Swap contracts	2,191	—	—	680,000
Unrealized appreciation on OTC forward exchange contracts	—	118,578	—	134,299
Unrealized appreciation on OTC swap contracts	—	—	—	441,004

Total assets	168,245,648	239,779,912	58,053,254	53,872,800

Liabilities:
Payables:
Management fees	45,912	31,888	9,188	—
Investment securities purchased	2,109,219	—	2,304,692	—
Transfer agent fees	9,122	9,122	9,122	18,736
Trustees’ fees and expenses	—	—	1,063	724
Distributions to shareholders	815,259	193,543	142,248	—
Custodian fees	2,723	3,183	28,402	1,837
Professional fees	23,403	15,017	28,832	10,550
Reports to shareholders	1,975	2,191	2,159	1,182
Variation margin on futures contracts	—	—	—	18,009
Registration and filing fees	3,060	5,960	1,930	—
Deferred tax	—	1,084	—	—
Unrealized depreciation on OTC forward exchange contracts	—	10,245,309	—	185,836
Accrued expenses and other liabilities	6,697	6,534	6,857	8,075

Total liabilities	3,017,370	10,513,831	2,534,493	244,950

Net assets, at value	$165,228,278	$229,266,081	$55,518,761	$53,627,850

Net assets consist of:
Paid-in capital	$168,228,031	$227,375,890	$58,035,195	$58,895,666
Total distributable earnings (loss)	(2,999,753)	1,890,191	(2,516,434)	(5,267,816)

Net assets, at value	$165,228,278	$229,266,081	$55,518,761	$53,627,850

Shares outstanding	6,550,000	9,050,000	2,300,000	2,400,000

Net asset value per share	$25.23	$25.33	$24.14	$22.34

aConsolidated financial statements. See Notes 12.

62	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[a]
Investment income:
Dividends:
Unaffiliated issuers	$—	$—	$—	$535,824
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	4,323,741	158,387	975,646	—

Total investment income	4,323,741	158,387	975,646	535,824

Expenses:
Management fees (Note 3a)	457,382	408,632	181,305	173,975
Transfer agent fees	7,821	7,821	7,821	15,622
Custodian fees	2,482	2,881	24,335	2,871
Reports to shareholders	4,017	3,945	4,033	1,494
Registration and filing fees	1,017	13,414	1,949	15,482
Professional fees	20,737	44,849	25,417	40,952
Trustee fees and expenses	5,894	2,746	3,253	2,652
Other	6,077	5,901	6,252	5,502

Total expenses	505,427	490,189	254,365	258,549
Expenses waived/paid by affiliates (Note 3c)	(189,658)	(263,171)	(128,847)	(86,029)

Net expenses	315,769	227,018	125,518	172,520

Net investment income	4,007,972	(68,631)	850,128	363,304

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,234,589)	188,594	(534,975)	(9,920,649)
Foreign currency transactions	—	870,479	—	285,921
Forwards exchange contracts	—	78,844	—	(687,951)
Futures contracts	—	—	—	(959,831)
Swap contracts	31,079	—	—	—

Net realized gain (loss)	(2,203,510)	1,137,917	(534,975)	(11,282,510)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,881,461	11,970,504	3,608,914	8,055,862
Translation of other assets and liabilities denominated in foreign currencies	—	7,379	—	17,267
Futures contracts	—	—	—	337,356
Swap contracts	513,520	—	—	441,004
Forward exchange contracts	—	(10,189,027)	—	340,527
Change in deferred taxes on unrealized appreciation	—	(1,084)	—	—

Net change in unrealized appreciation (depreciation)	19,394,981	1,787,772	3,608,914	9,192,016

Net realized and unrealized gain (loss)	17,191,471	2,925,689	3,073,939	(2,090,494)

Net increase (decrease) in net assets resulting from operations	$21,199,443	$2,857,058	$3,924,067	$(1,727,190)

aConsolidated financial statements. See Notes 12.

[b]Foreign taxes withheld on interest	$119	$883	$37	$45,023

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$4,007,972	$2,697,766	$(68,631)	$44,263
Net realized gain (loss)	(2,203,510)	(26,694)	1,137,917	95,271
Net change in unrealized appreciation (depreciation)	19,394,981	(19,083,696)	1,787,772	59,318

Net increase (decrease) in net assets resulting from operations	21,199,443	(16,412,624)	2,857,058	198,852

Distributions to shareholders	(5,305,451)	(3,146,157)	(951,028)	(121,439)

Capital share transactions: (Note 2)	18,972,256	139,740,070	222,370,890	—

Net increase (decrease) in net assets	34,866,248	120,181,289	224,276,920	77,413
Net assets:
Beginning of period	130,362,030	10,180,741	4,989,161	4,911,748

End of period	$165,228,278	$130,362,030	$229,266,081	$4,989,161

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Senior Loan ETF		Franklin Liberty Systematic Style Premia ETF[a]

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$850,128	$2,324,737	$363,304	$131,888
Net realized gain (loss)	(534,975)	(592,448)	(11,282,510)	1,956,418
Net change in unrealized appreciation (depreciation)	3,608,914	(4,015,523)	9,192,016	(6,861,598)

Net increase (decrease) in net assets resulting from operations	3,924,067	(2,283,234)	(1,727,190)	(4,773,292)

Distributions to shareholders	(855,962)	(2,537,917)	(117,486)	(2,008)

Capital share transactions: (Note 2)	(2,382,509)	2,489,243	4,524,461	55,723,365

Net increase (decrease) in net assets	685,596	(2,331,908)	2,679,785	50,948,065
Net assets:
Beginning of period	54,833,165	57,165,073	50,948,065	—

End of period	$55,518,761	$54,833,165	$53,627,850	$50,948,065

aConsolidated financial statements. See Note 12.

bFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Premia ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securi-

ties denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net

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1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 10 regarding other derivative information.

d. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by investment manager, as applicable, according to the terms of the unified management fee agreement.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2020, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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1. Organization and Significant Accounting Policies (continued)

f. Income and Deferred Taxes (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	800,000	$18,972,256	6,900,000	$179,541,274
Shares redeemed	—	—	(1,550,000)	(39,801,204)

Net increase (decrease)	800,000	$18,972,256	5,350,000	$139,740,070

	Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	8,850,000	$222,370,890	—	$—

Net increase (decrease)	8,850,000	$222,370,890	—	$—

	Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,235,771	100,000	$2,489,243
Shares redeemed	(150,000)	(3,618,280)	—	—

Net increase (decrease)	(100,000)	$(2,382,509)	100,000	$2,489,243

	Franklin Liberty Systematic Style Premia ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,524,461	2,200,001	$55,723,390
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	200,000	$4,524,461	2,200,000	$55,723,365

a For the period December 18, 2019 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Franklin Liberty Systematic Style Premia ETF pays an investment management fees to Advisors based on a fee equal to an annual rate of 0.61% the average daily net assets of the Fund.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the period ended September 30, 2020, each Fund’s annualized effective investment management fee rate based on daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty High Yield Corporate ETF	0.579%
Franklin Liberty International Aggregate Bond ETF	0.450%
Franklin Liberty Senior Loan ETF	0.650%
Franklin Liberty Systematic Style Premia ETF	0.650%

Effective March 1, 2019, under a subadvisory agreement, FTIML, an affiliate of Advisers, provides subadvisory services to Franklin Liberty International Aggregate Bond ETF. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers, and FTIML, based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. For Franklin Liberty Systematic Style Premia ETF, the investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.61% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Other Affiliated Transactions

At September 30, 2020, the shares of the Funds were owned by the following entities.

Fund	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty High Yield Corporate ETF
Franklin Conservative Allocation Fund	744,689	11.4%
Franklin Moderate Allocation Fund	762,426	11.6%
Franklin Total Return Fund	3,830,000	58.5%

	5,337,115	81.5%

Franklin Liberty International Aggregate Bond ETF
Franklin Conservative Allocation Fund	2,455,700	27.1%
Franklin Moderate Allocation Fund	2,433,575	26.9%
Franklin Growth Allocation Fund	744,475	8.2%
Franklin 529 Portfolios	2,674,725	29.6%

	8,308,475	91.8%

Franklin Liberty Senior Loan ETF
Franklin Total Return Fund	914,900	39.8%
Franklin Floating Rate Master Trust	957,785	41.6%

	1,872,685	81.4%

Franklin Liberty Systematic Style Premia ETF
Franklin Conservative Allocation Fund	268,450	11.2%
Franklin Moderate Allocation Fund	421,300	17.6%
Franklin Growth Allocation Fund	286,300	11.9%
Franklin Managed Income Fund	1,175,000	49.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	130,325	5.4%

	2,281,375	95.1%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$—	$367,180	$—
Short term	—	—	290,092	—

Total capital loss carryforwards	$—	$—	$657,272	$—

For tax purposes, the Funds may elect to defer any portion of Post October Capital loss to the first day of the following fiscal year. At March 31, 2020, Franklin Liberty High Yield Corporate ETF deferred Post October Capital loss of $271,097.

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3. Transactions with Affiliates (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Cost of investments	$163,189,267	$210,459,796	$57,787,501	$38,920,367

Unrealized appreciation	$4,415,728	$12,234,266	$155,641	$3,261,432
Unrealized depreciation	(3,970,423)	(298,976)	(1,290,881)	(1,417,843)

Net unrealized appreciation (depreciation)	$445,305	$11,935,290	$(1,135,240)	$1,843,589

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Purchases	$67,109,351	$210,336,088	$13,323,973	$30,778,582
Sales	$52,750,211	$16,089,348	$15,114,389	$21,935,586

6. Credit Risk

At September 30, 2020, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Premia ETF had 96.11%, 0.11%, 87.93% and 0.00%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty Senior Loan ETF together with other U.S. registered and foreign investment funds (collectively Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

10. Other Derivative Information

At September 30, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$118,578		Unrealized depreciation on OTC forward exchange contracts	$10,245,309

Totals		$118,578			$10,245,309

Franklin Liberty Liberty Systematic Style ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$134,299		Unrealized depreciation on OTC forward exchange contracts	$185,836

Interest rate contracts	Swap contracts	441,004		Swap contracts	—

Equity contracts	Variation margin on futures contracts	420,797	[a]	Variation margin on futures contracts	360,819	[a]

Totals		$996,100			$546,655

a This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Other Derivative Information (continued)

For the period ended September 30, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty High Yield Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Swap contracts	Swap contracts	$31,079	Swap contracts	$513,520

Totals		$31,079		$513,520

Franklin Liberty International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$78,844	Forward exchange contracts	$(10,189,027)

Totals		$78,844		$(10,189,027)

Franklin Liberty Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Index contracts	Futures contracts	$(959,831)	Futures contracts	$337,356

Interest rate contracts	Swap contracts	—	Swap contracts	441,004

Foreign exchange contracts	Forward exchange contracts	(687,951)	Forward exchange contracts	340,527

Totals		$(1,647,782)		$1,118,887

For the period ended September 30, 2020, the average month end notional amount of futures and swap contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF
Credit default swap contracts	$990,000	$—	$—
Futures contracts	$—	$—	$36,867,616
Forward exchange contracts	$—	$160,853,372	$55,206,953
Interest rate contracts	$—	$—	$27,546,901

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin Liberty International Aggregate Bond ETF
Forward exchange contracts	$118,578	$10,245,309

Franklin Liberty Systematic Style Premia ETF
Forward exchange contracts	$134,299	$185,836
Interest rate contracts	$441,004	$—

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$118,578	$(118,578)	$—	$—	$—

Franklin Liberty Systematic Style Premia ETF
Counterparty
MSCO	$134,299	$(134,299)	$—	$—	$—
MSCS	441,004	—	—	—	441,004

Total	$575,303	$(134,299)	$—	$—	$441,004

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Other Derivative Information (continued)

At September 30, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF Counterparty
CITI	$10,245,309	$(118,578)	$—	$—	$10,126,731

Franklin Liberty Systematic Style Premia ETF Counterparty
MSCO	$185,836	$(134,299)	$—	$—	$51,537

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$159,273,280	$2,500	$159,275,780
Equity Investments	28,792	—	—	28,792
Short-Term Investments	—	4,330,000	—	4,330,000

Total Investments in Securities	$28,792	$163,603,280	$2,500	$163,634,572

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$200,286,823	$—	$200,286,823
Corporate Bonds & Notes	—	10,273,263	—	10,273,263
Short-Term Investments	—	11,835,000	—	11,835,000

Total Investments in Securities	$—	$222,395,086	$—	$222,395,086

Other Financial Instruments:
Forward Exchange Contracts	$—	$118,578	$—	$118,578

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$10,245,309	$—	$10,245,309

Franklin Liberty Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,519,564	$—	$1,519,564
Senior Floating Rate Interests	—	48,752,321	—	48,752,321
Asset-Backed Securities	—	2,910,376	—	2,910,376
Short-Term Investments	—	3,470,000	—	3,470,000

Total Investments in Securities	$—	$56,652,261	$—	$56,652,261

Assets:
Investments in Securities:[a]
Equity Investments[b]	$40,763,956	$—	$—	$40,763,956

Other Financial Instruments:
Forward Exchange Contracts	$—	$134,299	$—	$134,299
Futures Contracts	420,797	—	—	420,797
Swap Contracts	—	441,004	—	441,004

Total Other Financial Instruments	$420,797	$578,303	$—	$996,100

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$185,836	$—	$185,836
Futures Contracts	360,819	—	—	360,819

Total Other Financial Instruments	$360,819	$185,836	$—	$546,655

a For detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

12. Investments in FLSP Holdings Corporation

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2020, the Franklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of

Investments. At September 30, 2020, the net assets of the FLSP Holdings Corporation were $1,857,420, representing 3.46% of the Fund’s consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

13. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Currency
FHLB	Federal Home Loan Bank Rate	AUD	Australian Dollar
NCI	National Median Cost of Funds Index	CAD	Canadian Dollar
PIK	Payment-In-Kind	DKK	Danish Krone
USD	Unified/Union School District	EUR	Euro
CAC	Cotation Assistée en Continu	HUF	Hungary
FRN	Floating Rate Note	IDR	Indonesian Rupiah
TBD	To be determined	JPY	Japanese Yen
		MXN	Mexican Peso
		USD	United States Dollar

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Tax Information (unaudited)

At March 31, 2020, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2020, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

MCH Number	Fund Name	Adjusted Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividend Per Share
FT7A	Franklin Liberty International Aggregate Bond ETF	$0.0003	$0.0299	$0.0000

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2021, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2020. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Senior Loan ETF

(each a Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Franklin Liberty High Yield Corporate ETF and the Franklin Liberty Senior Loan ETF, an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Liberty International Aggregate Bond ETF and an investment sub-advisory agreement between FTIML and FAI, on behalf of the Franklin Liberty International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and FTIML are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from each Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:

(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Funds’ auditor and State Street Bank and Trust Company, the Funds’ custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Funds (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered

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fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Funds, including management’s expectations with respect to the integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 29, 2020. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with each Manager about the performance of the Funds to date, particularly as compared to peers, and referenced earlier discussions with each Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding each Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of each Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted each Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Liberty High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Liberty International Aggregate Bond ETF included the Fund and all retail and institutional international income funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Funds commenced operations on May 30, 2018, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by

Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Liberty High Yield Corporate ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five

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SHAREHOLDER INFORMATION

other high yield funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management and its one-year annualized total return also fell in the first quintile (best) of its Performance Universe. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF – The Expense Group for the Franklin Liberty International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and two emerging markets hard currency debt funds. The Expense Group for the Franklin Liberty Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and three other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the median of its respective Expense Group. The Board also noted the small size of each Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rates charged to the Funds are reasonable. In doing so, the Board noted that FAI is paid by FTIML out of the management fee FTIML receives from the Franklin Liberty International Aggregate Bond ETF.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that as of December 31, 2019, the net assets of each Fund were less than $61 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

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SHAREHOLDER INFORMATION

Conclusion Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Systematic Style Premia ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global

Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Liquidity Risk Management Program – Bank Loan ETF

Franklin Liberty Senior Loan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds investments where the time required to settle a sale of the investment may exceed 7 calendar days and are classified as “Less Liquid Investments”. Less liquid Investments are defined as any investment reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, but where the sale or disposition is reasonably expected to settle in more than seven calendar days. The Fund established and maintained a HLIM. During the reporting period, the Fund maintained the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”), was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF6 S 11/20

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2020

Franklin Disruptive Commerce ETF	Franklin Intelligent Machines ETF
Franklin Genomic Advancements ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), advanced significantly during the six months under review, as markets began to recover from the disruption created by the novel coronavirus (COVID-19). Before the period began, equity prices declined significantly due to the impact of the virus and related restrictions on travel, gatherings and economic activity. However, a steady equity market recovery amid unprecedented monetary and fiscal support led stocks, as measured by the S&P 500, to reach all-time price highs in early September 2020. Nonetheless, several risks tempered investors’ enthusiasm in the period’s final month, including persistent COVID-19 infection rates, fading hopes for additional stimulus, and uncertainties surrounding the upcoming presidential election.

Shortly before the beginning of the reporting period, the U.S. Federal Reserve (Fed) lowered the federal funds target rate to a range of 0.00%–0.25% and implemented a policy of unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning. Additionally, the Fed announced in August 2020 that future interest rates could potentially remain low, even if inflation persistently exceeded the Fed’s 2% target. During the period, the federal government also passed several rounds of fiscal stimulus, providing aid to businesses, state and local governments and individuals.

The monetary and fiscal stimulus measures helped equities gain substantially for the period’s first five months, even as the economy struggled. The longest U.S. economic expansion in history ended in February (before the beginning of the period), according to the National Bureau of Economic Research, and the country slipped into a deep recession with second-quarter 2020 gross domestic product (GDP) declining at a record pace. Social distancing requirements weighed on businesses that require in-person contact, particularly brick-and-mortar retailers and travel and leisure companies. As a result, the unemployment rate surged to 14.7% in April as many businesses announced mass layoffs, but conditions began to improve as stimulus measures helped support consumer spending, and unemployment fell to 7.9% by period-end.1 Economic growth resumed in the third quarter at the fastest annualized rate on record as many businesses reopened, but the GDP remained below its pre-pandemic level.

The improving economic conditions buoyed stocks, and many investors were optimistic the economy would continue to improve as restrictions eased and potential COVID-19 vaccines and treatments were developed. Late in the period, however, some signs emerged that the economic recovery was stalling, including persistently high unemployment claims and low consumer confidence, leading stocks to reverse some of their earlier gains.

The foregoing information reflects our analysis and opinions as of September 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics

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Franklin Disruptive Commerce ETF

This semiannual report for Franklin Disruptive Commerce ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that are focused on or stand to benefit from electronic commerce, auctions, the sharing economy, electronic payments, drop shipping, direct marketing, significant decreases in transport and delivery costs and other activities or developments outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +98.60% based on market price and +99.25% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +33.26% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation

Portfolio Composition

9/30/20

% of Total Net Assets
Internet & Direct Marketing Retail	31.5%
IT Services	24.7%
Software	14.2%
Entertainment	11.3%
Interactive Media & Services	3.9%
Diversified Consumer Services	2.3%
Health Care Technology	2.2%
Other	9.1%
Short-Term Investments & Other Net Assets	0.8%

or are enabling the further development of the disruptive commerce themes in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in commerce relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in commerce. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in consumer discretionary-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Manager’s Discussion

During the reporting period, the information technology sector aided absolute performance, supported by the contributions of cloud-based commerce platform Shopify and digital payment company PayPal Holdings. In the consumer discretionary sector, online marketplace provider Fiverr International and online retail shopping firm Amazon.com helped results. Communication services also aided performance, led by a contribution from online gaming services company Sea.

During the reporting period, no sectors detracted from the Fund’s absolute performance. The top individual detractors were express delivery and logistical services firm ZTO Express Cayman, internet-based mailing and shipping firm Stamps.com, technology-enabled payment solutions company Network International Holdings, point of sale software provider Lightspeed POS and digital music service Spotify Technology.

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
Sea Ltd., ADR Entertainment	7.0%
Shopify Inc., A IT Services	5.7%
Amazon.com Inc. Internet & Direct Marketing Retail	5.6%
Fiverr International Ltd. Internet & Direct Marketing Retail	5.1%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail	5.0%
MercadoLibre Inc. Internet & Direct Marketing Retail	3.7%
PayPal Holdings Inc. IT Services	3.3%
Coupa Software Inc. Software	3.2%
DocuSign Inc. Software	3.2%
Square Inc., A IT Services	3.0%

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+99.25%	+98.60%	+99.25%	+98.60%
Since Inception (2/25/20)	+69.92%	+70.00%	+69.92%	+70.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	3.23%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates, disposable income, fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations, which could make these companies particularly vulnerable to cyber security risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,992.50	$3.75	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Genomic Advances ETF

This semiannual report for Franklin Genomic Advances ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies are focused on, or stand to benefit from, extending and enhancing the quality of human and animal life through technological or scientific advancements in such areas as genetic engineering, gene therapy, genome analysis and other uses outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +56.95% based on market price and +55.05% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +33.26% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or

Portfolio Composition

9/30/20

% of Total Net Assets
Life Sciences Tools & Services	46.3%
Biotechnology	27.6%
Health Care Technology	11.3%
Health Care Equipment & Supplies	5.7%
Pharmaceuticals	3.6%
Semiconductors & Semiconductor Equipment	2.6%
Health Care Providers & Services	2.0%
Software	1.0%
Short-Term Investments & Other Net Assets	-0.1%

are enabling the further development of the genomic advancements theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from advancements in genomics relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in genomics. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in health care-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN GENOMIC ADVANCES ETF

Manager’s Discussion

During the reporting period, the health care sector supported absolute performance. Within the sector, consumer digital health platform provider Livongo Health, biopharmaceutical development technology platform company Wuxi Biologics Cayman, genome-editing technology firm CRISPR Therapeutics and cloud-based life sciences software solutions company Veeva Systems were leading contributors. The information technology sector also helped absolute results. Leading contributors included computer graphics processor manufacturer NVIDIA and revenue management software company Model N.

No sectors detracted from absolute performance. Individual holdings that detracted included rare disease technology platform developer Homology Medicines, biological testing technology company Luminex, telemedicine platform operator GoodRx Holdings, and medical and pharmaceutical technology firm QIAGEN.

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
WuXi Biologics (Cayman) Inc. Life Sciences Tools & Services	5.6%
Illumina Inc. Life Sciences Tools & Services	4.4%
Lonza Group AG Life Sciences Tools & Services	4.3%
Repligen Corp. Life Sciences Tools & Services	4.2%
Natera Inc. Biotechnology	4.1%
Veeva Systems Inc. Health Care Technology	4.1%
CRISPR Therapeutics AG Biotechnology	3.6%
Catalent Inc. Pharmaceuticals	3.0%
Thermo Fisher Scientific Inc. Life Sciences Tools & Services	2.7%
Teladoc Inc. Health Care Technology	2.7%

Thank you for your participation in Franklin Genomic Advances ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GENOMIC ADVANCES ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+55.05%	+56.95%	+55.05%	+56.95%
Since Inception (2/25/20)	+40.04%	+40.44%	+40.04%	+40.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	3.14%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GENOMIC ADVANCES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,550.50	$3.20	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin Intelligent Machines ETF

This semiannual report for Franklin Intelligent Machines ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that are focused on, or stand to benefit from, the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence. More details can be found in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +65.71% based on market price and +64.83% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +33.26% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation in

Portfolio Composition

9/30/20

% of Total Net Assets
Software	20.0%
Health Care Equipment & Supplies	19.6%
Semiconductors & Semiconductor Equipment	16.9%
Automobiles	10.5%
Electronic Equipment, Instruments & Components	7.8%
Technology Hardware, Storage & Peripherals	5.1%
Health Care Technology	4.5%
Aerospace & Defense	4.0%
Machinery	3.6%
Electrical Equipment	2.7%
Other	3.3%
Short-Term Investments & Other Net Assets	2.0%

or are enabling the further development of the intelligent machines theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in physical applications of these innovations. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to have significant investments in particular sectors, including technology.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN INTELLIGENT MACHINES ETF

Manager’s Discussion

During the reporting period, the sectors that contributed the most to the Fund’s absolute performance included information technology (IT), health care and consumer discretionary. In IT, leading contributors included consumer technology firm Apple, graphics processing unit designer NVIDIA and software designer Autodesk. From the health care sector, consumer digital health platform provider Livongo Health and digital health care company iRhythm Technologies supported results. Electric car maker Tesla lifted performance in the consumer discretionary sector.

No sectors detracted from absolute performance. Individual detractors included aerospace and defense systems provider Raytheon Technologies, telecommunications equipment firm Motorola Solutions, composite materials maker Hexcel, 3D printing and production systems company Stratasys and express delivery and logistical services firm ZTO Express Cayman.

Top 10 Holdings

9/30/20

Company Sector/Industry	% of Total Net Assets
Tesla Inc. Automobiles	10.5%
Apple Inc. Technology Hardware, Storage & Peripherals	4.8%
Intuitive Surgical Inc. Health Care Equipment & Supplies	4.6%
Autodesk Inc. Software	3.6%
NVIDIA Corp. Semiconductors & Semiconductor Equipment	3.5%
iRhythm Technologies Inc. Health Care Equipment & Supplies	3.4%
Livongo Health Inc. Health Care Technology	3.3%
ANSYS Inc. Software	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR Semiconductors & Semiconductor Equipment	3.0%
US DOLLAR	2.9%

Thank you for your participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+64.83%	+65.71%	+64.83%	+65.71%
Since Inception (2/25/20)	+36.28%	+36.68%	+36.28%	+36.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	3.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. The Fund has significant exposure to the technology sector. Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,648.30	$3.32	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.32		$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.08)		(0.01)

Net realized and unrealized gains (losses)	21.24		(3.67)

Total from investment operations	21.16		(3.68)

Net asset value, end of period	$42.48		$21.32

Total return[d]	99.25%		(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.23%		12.59%

Expenses net of waiver and payments by affiliates	0.50%		0.50%

Net investment loss	(0.43)%		(0.32)%

Supplemental data

Net assets, end of period (000’s)	$23,363		$2,132

Portfolio turnover rate[f]	8.07%	[g]	0.94% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.07%	0.94%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Disruptive Commerce ETF

		Country	Shares	Value

	Common Stocks 99.2%
	Aerospace & Defense 0.7%
a	Kratos Defence & Security Solutions Inc.	United States	8,481	$163,514

	Air Freight & Logistics 0.6%
	ZTO Express Cayman Inc., ADR	China	4,753	142,210

	Capital Markets 0.3%
a	XP Inc., A	Brazil	1,892	78,878

	Diversified Consumer Services 2.3%
a	Chegg Inc.	United States	5,248	374,917
a	New Oriental Education & Technology Group Inc., ADR	China	1,034	154,583

				529,500

	Entertainment 11.3%
	Activision Blizzard Inc.	United States	2,310	186,995
a	Electronic Arts Inc.	United States	1,089	142,017
a	Netflix Inc.	United States	363	181,511
	Nintendo Co. Ltd.	Japan	224	126,635
a	Sea Ltd., ADR	Taiwan	10,605	1,633,594
a	Spotify Technology SA	United States	869	210,793
a	Zynga Inc.	United States	16,677	152,094

				2,633,639

	Equity Real Estate Investment Trusts (REITs) 0.6%
	Prologis Inc.	United States	1,474	148,314

	Health Care Technology 2.2%
a	Livongo Health Inc.	United States	1,837	257,272
a	Teladoc Inc.	United States	1,147	251,468

				508,740

	Interactive Media & Services 3.9%
a	Facebook Inc., A	United States	760	199,044
a	Match Group Inc.	United States	1,882	208,243
	Tencent Holdings Ltd.	China	7,761	512,226

				919,513

	Internet & Direct Marketing Retail 31.5%
a	Alibaba Group Holding Ltd., ADR	China	3,939	1,157,987
a	Amazon.com Inc.	United States	419	1,319,318
a	Chewy Inc., A	United States	6,348	348,061
a	Delivery Hero SE	Germany	1,563	179,840
a	Etsy Inc.	United States	2,610	317,454
a	Fiverr International Ltd.	Israel	8,603	1,195,645
a	JD.com Inc., ADR	China	6,876	533,646
a,b	Meituan Dianping, B, Reg S	China	10,008	312,250
a	MercadoLibre Inc.	Argentina	803	869,231
a	Ocado Group PLC	United Kingdom	6,876	243,922
a	Pinduoduo Inc., ADR	China	3,972	294,524
a	Stamps.com Inc.	United States	793	191,073
a	Zalando SE	Germany	2,783	260,753
	Zozo Inc.	Japan	4,620	128,185

				7,351,889

	IT Services 24.7%
a	Adyen NV, ADR	Netherlands	15,181	562,456
a	Afterpay Ltd.	Australia	3,708	212,590
	Jack Henry & Associates Inc.	United States	737	119,829
	Mastercard Inc., A	United States	1,123	379,765
a	Okta Inc., A	United States	1,859	397,547

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	IT Services (continued)
a	PagSeguro Digital Ltd., A	Brazil	1,981	$74,703
a	PayPal Holdings Inc.	United States	3,927	773,737
a	Shopify Inc., A	Canada	1,309	1,339,068
a	Square Inc., A	United States	4,268	693,763
a	Twilio Inc., A	United States	1,276	315,287
	Visa Inc., A	United States	1,705	340,949
a	Wix.com Ltd.	Israel	2,178	555,063

				5,764,757

	Leisure Equipment & Products 1.8%
a	Peloton Interactive Inc., A	United States	4,159	412,739

	Professional Services 0.7%
a	CoStar Group Inc.	United States	210	178,187

	Real Estate Management & Development 0.7%
a	Redfin Corp.	United States	3,223	160,924

	Road & Rail 1.4%
a	Lyft Inc., A	United States	2,365	65,156
a	Uber Technologies Inc.	United States	7,241	264,151

				329,307

	Software 14.2%
a	Avalara Inc.	United States	4,962	631,861
a	Bill.com Holdings, Inc.	United States	2,387	239,440
a	Coupa Software Inc.	United States	2,718	745,384
a	Crowdstrike Holdings Inc., A	United States	2,057	282,467
a	DocuSign Inc.	United States	3,422	736,551
a	Manhattan Associates Inc.	United States	2,024	193,272
a	Q2 Holdings Inc.	United States	1,826	166,641
a	salesforce.com Inc.	United States	892	224,178
a	Zendesk Inc.	United States	1,012	104,155

				3,323,949

	Specialty Retail 1.7%
a	Carvana Co.	United States	1,760	392,586

	Textiles, Apparel & Luxury Goods 0.6%
	NIKE Inc., B	United States	1,050	131,817

	Total Investments (Cost $19,712,195) 99.2%			23,170,463
	Other Assets, less Liabilities 0.8%			192,299

	Net Assets 100.0%			$23,362,762

See Abbreviations on page 37.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $312,250, representing 1.3% of net assets.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.58		$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.06)		(0.01)

Net realized and unrealized gains (losses)	12.49		(2.41)

Total from investment operations	12.43		(2.42)

Net asset value, end of period	$35.01		$22.58

Total return[d]	55.05%		(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.80%		12.22%

Expenses net of waiver and payments by affiliates	0.50%		0.50%

Net investment loss	(0.38)%		(0.37)%

Supplemental data

Net assets, end of period (000’s)	$3,501		$2,258

Portfolio turnover rate[f]	23.88%	[g]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	23.88%	2.20%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Genomic Advancements ETF

		Country	Shares	Value

	Common Stocks 100.1%
	Biotechnology 27.6%
a	Alnylam Pharmaceuticals Inc.	United States	249	$36,254
a	Amicus Therapeutics Inc.	United States	2,527	35,681
a	BioNTech SE, ADR	Germany	634	43,892
a	Cellectis SA, ADR	France	1,007	18,630
a	CRISPR Therapeutics AG	Switzerland	1,511	126,380
a	Editas Medicine Inc.	United States	2,221	62,321
a	Exact Sciences Corp.	United States	693	70,651
a	Fate Therapeutics Inc.	United States	859	34,334
a	Intellia Therapeutics Inc.	United States	4,049	80,494
a	Invitae Corp.	United States	793	34,377
a	Ionis Pharmaceuticals Inc.	United States	470	22,302
a	Iovance Biotherapeutics Inc.	United States	1,446	47,602
a	Natera Inc.	United States	1,988	143,613
a	Rocket Pharmaceuticals Inc.	United States	803	18,357
a	Sarepta Therapeutics Inc.	United States	109	15,307
a	Ultragenyx Pharmaceutical Inc.	United States	223	18,328
a	uniQure NV	Netherlands	478	17,605
a	Veracyte Inc.	United States	2,140	69,529
a	Vertex Pharmaceuticals Inc.	United States	260	70,751

				966,408

	Health Care Equipment & Supplies 5.7%
	Biomerieux	France	443	69,507
a	CryoPort Inc.	United States	1,475	69,915
a	Quidel Corp.	United States	280	61,426

				200,848

	Health Care Providers & Services 2.0%
a	Guardant Health Inc.	United States	610	68,186

	Health Care Technology 11.3%
a	American Well Corp., A	United States	1,230	36,457
a	GoodRx Holdings Inc., A	United States	613	34,083
a	Livongo Health Inc.	United States	633	88,652
a	Teladoc Inc.	United States	426	93,396
a	Veeva Systems Inc.	United States	506	142,282

				394,870

	Life Sciences Tools & Services 46.3%
a	10X Genomics Inc., A	United States	558	69,571
	Agilent Technologies Inc.	United States	699	70,557
a	Berkeley Lights Inc.	United States	992	75,749
	Bio-Techne Corp.	United States	104	25,764
	Bruker Corp.	United States	1,077	42,811
a	Charles River Laboratories International Inc.	United States	357	80,843
a	Compugen Ltd.	Israel	3,208	53,209
a	Evotec SE	Germany	2,989	79,109
a	ICON PLC	Ireland	311	59,429
a	Illumina Inc.	United States	501	154,849
a	IQVIA Holdings Inc.	United States	196	30,895
	Lonza Group AG	Switzerland	245	151,627
a	Medpace Holdings Inc.	United States	272	30,396
a	NanoString Technologies Inc.	United States	759	33,927
a	NeoGenomics Inc.	United States	1,770	65,295
a	Pacific Biosciences of California Inc.	United States	4,041	39,885
	PerkinElmer Inc.	United States	309	38,782
a	PRA Health Sciences Inc.	United States	456	46,257
a	QIAGEN NV	Netherlands	680	35,537

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Country	Shares	Value

	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
a	Repligen Corp.	United States	994	$146,655
	Thermo Fisher Scientific Inc.	United States	218	96,251
a	WuXi Biologics (Cayman) Inc.	China	8,000	194,684

				1,622,082

	Pharmaceuticals 3.6%
	Bayer AG	Germany	304	19,004
a	Catalent Inc.	United States	1,242	106,390

				125,394

	Semiconductors & Semiconductor Equipment 2.6%
	NVIDIA Corp.	United States	166	89,843

	Software 1.0%
a	Model N Inc.	United States	1,016	35,844

	Total Investments (Cost $2,510,337) 100.1%			3,503,475
	Other Assets, less Liabilities (0.1)%			(2,130)

	Net Assets 100.0%			$3,501,345

See Abbreviations on page 37.

aNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

Franklin Genomic Advancements ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.67		$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.01)		—

Net realized and unrealized gains (losses)	13.41		(4.33)

Total from investment operations	13.40		(4.33)

Net asset value, end of period	$34.07		$20.67

Total return[d]	64.83%		(17.32)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.98%		12.91%

Expenses net of waiver and payments by affiliates	0.50%		0.50%

Net investment loss	(0.08)%		0.20%

Supplemental data

Net assets, end of period (000’s)	$3,407		$2,067

Portfolio turnover rate[f]	14.77%	[g]	—% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.77%	—%

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Intelligent Machines ETF

		Country	Shares	Value

	Common Stocks 98.0%
	Aerospace & Defense 4.0%
a	Aerovironment Inc.	United States	382	$22,924
a	Axon Enterprise Inc.	United States	934	84,714
a	Kratos Defence & Security Solutions Inc.	United States	1,543	29,749

				137,387

	Air Freight & Logistics 1.4%
a	XPO Logistics Inc.	United States	300	25,398
	ZTO Express Cayman Inc., ADR	China	743	22,231

				47,629

	Auto Components 0.5%
	Aptiv PLC	United States	194	17,786

	Automobiles 10.5%
a	Tesla Inc.	United States	835	358,223

	Building Products 0.5%
	Johnson Controls International PLC	United States	430	17,565

	Electrical Equipment 2.7%
	Eaton Corp., PLC	United States	164	16,733
	Rockwell Automation Inc.	United States	140	30,895
	Schneider Electric SE	France	234	29,100
a	Sensata Technologies Holding PLC	United States	370	15,962

				92,690

	Electronic Equipment, Instruments & Components 7.8%
	Amphenol Corp., A	United States	261	28,259
	Cognex Corp.	United States	267	17,382
	Keyence Corp.	Japan	142	65,907
a	Keysight Technologies Inc.	United States	512	50,575
	TE Connectivity Ltd.	United States	289	28,247
a	Zebra Technologies Corp., A	United States	292	73,718

				264,088

	Health Care Equipment & Supplies 19.6%
a	Align Technology Inc.	United States	61	19,969
a	DexCom Inc.	United States	179	73,789
a	Insulet Corp.	United States	277	65,536
a	Intuitive Surgical Inc.	United States	223	158,228
a	iRhythm Technologies Inc.	United States	491	116,912
a	Masimo Corp.	United States	237	55,946
a	Nevro Corp.	United States	201	27,999
a	Novocure Ltd.	United States	655	72,908
	ResMed Inc.	United States	287	49,200
	Stryker Corp.	United States	126	26,255

				666,742

	Health Care Technology 4.5%
a	Inspire Medical Systems Inc.	United States	311	40,134
a	Livongo Health Inc.	United States	814	114,001

				154,135

	Industrial Conglomerates 0.9%
	Roper Technologies Inc.	United States	73	28,843

	Machinery 3.6%
	Fortive Corp.	United States	176	13,413
	Harmonic Drive Systems Inc.	Japan	300	19,160
	Otis Worldwide Corp.	United States	45	2,809

franklintempleton.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Machinery (continued)
a	Proto Labs Inc.	United States	558	$72,261
	YASKAWA Electric Corp.	Japan	400	15,522

				123,165

	Semiconductors & Semiconductor Equipment 16.9%
	Analog Devices Inc.	United States	217	25,333
	Applied Materials Inc.	United States	417	24,791
	ASML Holding N.V.	Netherlands	87	32,126
	Brooks Automation Inc.	United States	714	33,030
	Entegris Inc.	United States	471	35,014
	Infineon Technologies AG	Germany	1,317	37,243
	KLA Corp.	United States	169	32,742
	Lam Research Corp.	United States	84	27,867
	MKS Instruments Inc.	United States	121	13,217
	NVIDIA Corp.	United States	220	119,068
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	1,248	101,175
	Teradyne Inc.	United States	813	64,601
	Texas Instruments Inc.	United States	210	29,986

				576,193

	Software 20.0%
a	Altair Engineering Inc.	United States	1,435	60,241
a	ANSYS Inc.	United States	340	111,258
a	Aspen Technology Inc.	United States	118	14,938
a	Atlassian Corp. PLC	United States	155	28,177
a	Autodesk Inc.	United States	524	121,049
a	Cadence Design Systems Inc.	United States	654	69,736
	Dassault Systemes	France	317	59,384
a	PTC Inc.	United States	533	44,090
a	Slack Technologies Inc.	United States	844	22,670
a	Synopsys Inc.	United States	382	81,740
a	The Descartes Systems Group Inc.	Canada	1,194	67,801

				681,084

	Technology Hardware, Storage & Peripherals 5.1%
	Apple Inc.	United States	1,416	163,987
a	Stratasys Ltd.	United States	716	8,928

				172,915

	Total Investments (Cost $2,380,564) 98.0%			3,338,445
	Other Assets, less Liabilities 2.0%			68,619

	Net Assets 100.0%			$3,407,064

See Abbreviations on page 37.

aNon-income producing.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$19,712,195	$2,510,337	$2,380,564

Value – Unaffiliated issuers	$23,170,463	$3,503,475	$3,338,445
Cash	228,692	17,169	97,285
Receivables:
Investment securities sold	—	235,627	—
Dividends	802	48	967
Affiliates	—	3,915	3,945

Total assets	23,399,957	3,760,234	3,440,642

Liabilities:
Payables:
Management fees	3,712	—	—
Investment securities purchased	—	225,253	—
Transfer agent fees	9,134	9,134	9,134
Trustees’ fees and expenses	661	682	687
Custodian fees	777	776	777
Professional fees	13,490	13,490	13,491
Reports to shareholders	1,317	1,508	1,443
Registration and filing fees	940	882	882
Accrued expenses and other liabilities	7,164	7,164	7,164

Total liabilities	37,195	258,889	33,578

Net assets, at value	$23,362,762	$3,501,345	$3,407,064

Net assets consist of:
Paid-in capital	$20,026,235	$2,499,274	$2,500,000
Total distributable earnings (loss)	3,336,527	1,002,071	907,064

Net assets, at value	$23,362,762	$3,501,345	$3,407,064

Shares outstanding	550,000	100,000	100,000

Net asset value per share	$42.48	$35.01	$34.07

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2020 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$3,642	$1,855	$5,943

Total investment income	3,642	1,855	5,943

Expenses:
Management fees (Note 3a)	24,350	7,697	7,121
Transfer agent fees	7,821	7,821	7,821
Custodian fees	664	664	664
Reports to shareholders	3,009	3,009	3,009
Registration and filing fees	4,688	4,630	4,630
Professional fees	12,683	12,683	12,683
Trustee fees and expenses (Note 3a)	562	562	562
Other	6,018	6,018	6,018

Total expenses	59,795	43,084	42,508
Expenses waived/paid by affiliates (Note 3c)	(35,445)	(35,387)	(35,387)

Net expenses	24,350	7,697	7,121

Net investment loss	(20,708)	(5,842)	(1,178)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(96,749)	16,384	(49,945)
Foreign currency transactions	(53)	(25)	(125)

Net realized gain (loss)	(96,802)	16,359	(50,070)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,821,340	1,232,640	1,391,487
Translation of other assets and liabilities denominated in foreign currencies	1	—	(3)

Net change in unrealized appreciation (depreciation)	3,821,341	1,232,640	1,391,484

Net realized and unrealized gain (loss)	3,724,539	1,248,999	1,341,414

Net increase (decrease) in net assets resulting from operations	$3,703,831	$1,243,157	$1,340,236

[a]Foreign taxes withheld on dividends	$74	$393	$494

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[a]	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[a]
Increase (decrease) in net assets:
Operations:
Net investment loss	$(20,708)	$(672)	$(5,842)	$(798)
Net realized gain (loss)	(96,802)	(4,283)	16,359	(1,512)
Net change in unrealized appreciation (depreciation)	3,821,341	(363,072)	1,232,640	(239,502)

Net increase (decrease) in net assets resulting from operations (Note 1e)	3,703,831	(368,027)	1,243,157	(241,812)

Capital share transactions: (Note 2)	17,526,958	2,500,000	—	2,500,000

Net increase (decrease) in net assets	21,230,789	2,131,973	1,243,157	2,258,188
Net assets:
Beginning of period	2,131,973	—	2,258,188	—

End of period	$23,362,762	$2,131,973	$3,501,345	$2,258,188

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,178)	$413
Net realized gain (loss)	(50,070)	19
Net change in unrealized appreciation (depreciation)	1,391,484	(433,604)

Net increase (decrease) in net assets resulting from operations (Note 1e)	1,340,236	(433,172)

Capital share transactions: (Note 2)	—	2,500,000

Net increase (decrease) in net assets	1,340,236	2,066,828
Net assets:
Beginning of period	2,066,828	—

End of period	$3,407,064	$2,066,828

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The Funds commenced operations on February 25, 2020.

The following summarizes the Funds’ significant accounting policies

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Accounting Estimates (continued)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	450,000	$17,526,958	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	450,000	$17,526,958	100,000	$2,500,000

	Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	—	$—	100,000	$2,500,000

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2020		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	—	$—	100,000	$2,500,000

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

The Adviser has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.50% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

e. Other Affiliated Transactions

At September 30, 2020, the shares of Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machine ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Disruptive Commerce ETF
Franklin Resources Inc.	0.00	—

Franklin Genomic Advancements ETF
Franklin Resources Inc.	10,000.00	10.0%

Franklin Intelligent Machines ETF
Franklin Resources Inc.	45,000.00	45.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Capital loss carryforwards not subject to expiration:
Short term	$4,232	$1,584	$—

Total capital loss carryforwards	$4,232	$1,584	$—

At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of investments	$19,712,195	$2,510,337	$2,380,564

Unrealized appreciation	$3,549,015	$1,027,988	$966,918
Unrealized depreciation	(90,747)	(34,850)	(9,037)

Net unrealized appreciation (depreciation)	$3,458,268	$993,138	$957,881

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

franklintempleton.com	Semiannual Report	35

3. Transactions with Affiliates (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2020, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Purchases	$18,152,254	$742,874	$418,808
Sales	$819,099	$725,657	$483,060

In-kind transactions associated with creation and redemptions for the period ended September 30, 2020, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of Securities Received	$17,440,148	$—	$—
Value of Securities Delivered[a]	$—	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at libertyshares.com.

franklintempleton.com	Semiannual Report	39

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisors, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF7 S 11/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)  (1) Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 25, 2020

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	November 25, 2020